UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-62692
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 32	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-05701
Amendment No. 57	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2014

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2014 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

America's marketFLEX® Annuity
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-4
The date of this prospectus is May 1, 2014.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2014), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 44. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	ALPS Variable Investment Trust
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	American Funds Insurance Series®
•	BlackRock Variable Series Funds, Inc.
•	Credit Suisse Trust
•	Direxion Insurance Trust
•	Dreyfus Investment Portfolios
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust

•	Guggenheim Variable Fund
•	Guggenheim Variable Funds Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Lazard Retirement Series, Inc.
•	Legg Mason Partners Variable Income Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Northern Lights Variable Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Pioneer Variable Contracts Trust
•	ProFunds
•	Rydex Variable Trust
•	The Merger Fund VL
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
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Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-4, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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5

Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge	1.15%
No CDSC Option Charge	0.20% [5]
Total Variable Account Charges (including this option only)	1.35%
Death Benefit Options (an applicant may purchase one death benefit option as a replacement for the standard death benefit)
Highest Anniversary Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	1.35%
Highest Anniversary or 5% Enhanced Death Benefit Option Charge (no longer available for election)	0.25%
Total Variable Account Charges (including this option only)	1.40%
3% Extra Value Option Charge	0.45% [6]
Total Variable Account Charges (including this option only)	1.60%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.15%
No CDSC Option Charge	0.20%
Highest Anniversary or 5% Enhanced Death Benefit Option Charge	0.25%
3% Extra Value Option Charge	0.45%
Maximum Possible Total Variable Account Charges	2.05%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of (1) or (2) where:
(1)	is the lesser of (a) or (b) where:
(a)	is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years), minus withdrawals from the contract that were subject to CDSC;
(b)	is 10% of Contract Value; and
(2)	is amounts withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
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This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or other Qualified Plans.
[2]	Nationwide may assess a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	Election of the No CDSC Option eliminates the standard CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
[6]	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2013, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.70%	9.21%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (2.05%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (9.21%)	$1,782	$3,710	$5,358	$8,781	*	$3,310	$5,158	$8,781	$1,182	$3,310	$5,158	$8,781
Minimum Total Underlying Mutual Fund Operating Expenses (0.70%)	$ 889	$1,285	$1,706	$3,178	*	$ 885	$1,506	$3,178	$ 289	$ 885	$1,506	$3,178
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuities
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
The minimum initial purchase payment is $10,000. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one
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or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.15% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
No CDSC Option
Applicants can elect the No CDSC Option, which eliminates the standard seven-year CDSC schedule from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.20% of the Daily Net Assets. Withdrawals not subject to CDSC may be subject to taxation and tax penalties. Nationwide may realize a profit from the charge assessed for this option.
Death Benefit Options
The contract contains a standard death benefit (Return of Contract Value) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The Highest Anniversary Death Benefit Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The Greater of Highest Anniversary or 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.25% of the Daily Net Assets. This option is no longer available for election.
3% Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
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Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
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Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-4 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
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The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
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Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, age issuance limitations, loans, availability of certain optional benefits, free look rights, 3% Extra Value Option recapture provisions, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.75% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
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In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2013, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
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Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.15% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
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The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
If the Contract Owner elected the No CDSC Option, no CDSC will be assessed on amounts withdrawn from the contract.
For those contracts without the No CDSC Option, each Contract Year, the Contract Owner may withdraw without a CDSC the greater of (1) or (2) where:
(1)	is the lesser of (a) or (b) where:
(a)	is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than seven years), minus withdrawals made from the contract that were subject to a CDSC;
(b)	is 10% of Contract Value; and
(2)	is an amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract at least seven years.
No CDSC applies to transfers between or among the various investment options in the contract.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the withdrawal request(s). Each withdrawal requested for the purpose of paying advisory or management
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fees will apply toward the annual withdrawal maximum of 2%. Any withdrawal or that portion of a withdrawal made for this purpose that exceeds the limit for that calendar year will be subject to the CDSC provisions of the contract. Any withdrawals may be subject to income tax and/or tax penalties.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
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Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
No CDSC Option
Applicants can elect the No CDSC Option, which eliminates the standard seven-year CDSC schedule from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.20% of the Daily Net Assets. Withdrawals not subject to CDSC may be subject to taxation and tax penalties. Nationwide may realize a profit from the charge assessed for this option.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
Highest Anniversary Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Highest Anniversary Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Greater of Highest Anniversary or 5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.25% of the Daily Net Assets, an applicant can elect the Greater of Highest Anniversary or 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. This option is no longer available for election.
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
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(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the Contract Value on any Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of Highest Anniversary or 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
3% Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is taken in order to pay registered representative fees, as permitted under the contract;
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•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.15%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.15% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
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Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested unless state law requires Nationwide to allow non-spousal Joint Owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
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A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be Contract Owner's spouse)
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	Contingent Annuitant;
•	Joint Annuitant
•	Co-Annuitant (must be Annuitant's spouse)
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
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Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any 3% Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
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(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.15% to 2.05% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time upon advance written notice.
Transfer requests will be processed on the current Valuation Day if received at the Service Center at least one hour before the close of the New York Stock Exchange ("NYSE") (generally 3:00 pm EST). Nationwide is currently extending the cut-off time for transfer requests submitted via the internet to 15 minutes before the close of the NYSE (generally 3:45 pm EST). All transfer requests received at the Service Center after the applicable cut-off time will be processed on the next Valuation Day.
Actively Traded Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that support active trading strategies ("Actively Traded Funds").
•	Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund
•	Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund
•	Direxion Insurance Trust - Dynamic VP HY Bond Fund
•	Guggenheim Variable Fund - CLS AdvisorOne Amerigo
•	Guggenheim Variable Fund - CLS AdvisorOne Clermont
•	Guggenheim Variable Fund - CLS AdvisorOne Select Allocation
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
•	ProFunds - ProFund VP Access High Yield Fund
•	ProFunds - ProFund VP Asia 30
•	ProFunds - ProFund VP Banks
•	ProFunds - ProFund VP Basic Materials
•	ProFunds - ProFund VP Bear
•	ProFunds - ProFund VP Biotechnology
•	ProFunds - ProFund VP Bull
•	ProFunds - ProFund VP Consumer Goods
•	ProFunds - ProFund VP Consumer Services
•	ProFunds - ProFund VP Emerging Markets
•	ProFunds - ProFund VP Europe 30
•	ProFunds - ProFund VP Financials
•	ProFunds - ProFund VP Health Care
•	ProFunds - ProFund VP Industrials
•	ProFunds - ProFund VP International
•	ProFunds - ProFund VP Internet
•	ProFunds - ProFund VP Japan
•	ProFunds - ProFund VP NASDAQ-100
•	ProFunds - ProFund VP Oil & Gas
•	ProFunds - ProFund VP Pharmaceuticals
•	ProFunds - ProFund VP Precious Metals
•	ProFunds - ProFund VP Real Estate
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•	ProFunds - ProFund VP Rising Rates Opportunity
•	ProFunds - ProFund VP Semiconductor
•	ProFunds - ProFund VP Short Emerging Markets
•	ProFunds - ProFund VP Short International
•	ProFunds - ProFund VP Short NASDAQ-100
•	ProFunds - ProFund VP Technology
•	ProFunds - ProFund VP Telecommunications
•	ProFunds - ProFund VP U.S. Government Plus
•	ProFunds - ProFund VP UltraNASDAQ-100
•	ProFunds - ProFund VP UltraShort NASDAQ-100
•	ProFunds - ProFund VP Utilities
•	Rydex Variable Trust - Banking Fund
•	Rydex Variable Trust - Basic Materials Fund
•	Rydex Variable Trust - Biotechnology Fund
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Dow 2x Strategy Fund
•	Rydex Variable Trust - Electronics Fund
•	Rydex Variable Trust - Energy Fund
•	Rydex Variable Trust - Energy Services Fund
•	Rydex Variable Trust - Europe 1.25x Strategy Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
•	Rydex Variable Trust - Health Care Fund
•	Rydex Variable Trust - Internet Fund
•	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
•	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
•	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
•	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
•	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
•	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
•	Rydex Variable Trust - Japan 2x Strategy Fund
•	Rydex Variable Trust - Leisure Fund
•	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® Fund
•	Rydex Variable Trust - Nova Fund
•	Rydex Variable Trust - Precious Metals Fund
•	Rydex Variable Trust - Real Estate Fund
•	Rydex Variable Trust - Retailing Fund
•	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
•	Rydex Variable Trust - S&P 500 2x Strategy Fund
•	Rydex Variable Trust - S&P 500 Pure Growth Fund
•	Rydex Variable Trust - S&P 500 Pure Value Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
•	Rydex Variable Trust - Technology Fund
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•	Rydex Variable Trust - Telecommunications Fund
•	Rydex Variable Trust - Transportation Fund
•	Rydex Variable Trust - Utilities Fund
•	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Limited Transfer Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that prohibit active trading strategies ("Limited Transfer Funds").
•	AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B
•	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III
•	American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class III
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	Credit Suisse Trust - Commodity Return Strategy Portfolio
•	Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R
•	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares
•	Guggenheim Variable Fund - Global Managed Futures Strategy
•	Guggenheim Variable Fund - Long Short Equity Fund
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
•	Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series)
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
•	Ivy Funds Variable Insurance Portfolios - Asset Strategy
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
•	Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Northern Lights Variable Trust - 7Twelve Balanced Portfolio
•	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
•	Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares
•	Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
•	Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II
•	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
•	Rydex Variable Trust - Commodities Strategy Fund
•	The Merger Fund VL - The Merger Fund VL
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•	The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
•	The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
•	The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
•	The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II
•	Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
•	Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class
Frequent Trading and Transfer Restrictions
Some of the Sub-Accounts available in the contract invest in underlying mutual funds that are designed to support active trading strategies (frequent reallocations from one Sub- Account to another). These Sub-Accounts are referred to in this prospectus as "Actively Traded Funds." The remaining Sub-Accounts available in the contract invest in underlying mutual funds that prohibit such active trading. These Sub-Accounts are referred to as "Limited Transfer Funds." Lists of the Actively Traded Funds and Limited Transfer Funds appear at the beginning of this section.
Nationwide discourages (and will take action to deter) inappropriate frequent transfers between and among the Limited Transfer Funds because frequent movement between or among those Sub-Accounts may negatively impact other investors. Frequent transfers among the Limited Transfer Funds can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the potentially negative impact of frequent transfers among the Limited Transfer Funds, Nationwide has implemented, or reserves the right to implement, several restrictions designed to deter frequent transfers among the Limited Transfer Funds, while still permitting Contract Owners to actively trade among the Actively Traded Funds. Nationwide makes no assurance that all risks associated with frequent trading will be completely eliminated by these processes and/or restrictions.
If Nationwide is unable to deter frequent trading in the Limited Transfer Funds, the performance of the Sub-Accounts may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess (against the Variable Account) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" involving Limited Transfer Funds in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 Sub-Accounts in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two Sub-Accounts will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders involving Limited Transfer Funds will be accepted.
Nationwide will apply the following guidelines to the Limited Transfer Funds except for underlying mutual funds of Guggenheim Variable Fund and underlying mutual funds of the Rydex Variable Trust:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

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Trading Behavior	Nationwide's Response
More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision below.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Generally, allocations may be transferred among the Sub-Accounts once per Valuation Period without charges or penalties.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
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Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the 3% Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the 3% Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the 3% Extra Value Option credits, but all losses attributable to the 3% Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
If the 3% Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the 3% Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
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Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawal to Pay Registered Representative Fees
The contract may be available for use with investment accounts sold by registered representatives. Any fees and expenses charged by registered representatives or associated with such accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus. Fees for those accounts would be specified in the respective account agreements with the registered representative.
Selection of an investment advisor is at the complete discretion of the Contract Owner. Nationwide is not affiliated with and does not endorse such advisors, and makes no representations as to their qualifications. Some Contract Owners may authorize such advisors to take partial withdrawal from the contract to pay advisory or management fees. Partial withdrawals taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract, subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the withdrawal request(s). Each withdrawal requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%. Any withdrawal or portion of a withdrawal made for this purpose that exceeds the limit for that calendar year will be subject to the CDSC provisions of the contract. Any withdrawals may be subject to income tax and/or tax penalties.
Nationwide offers other variable annuity contracts that do not impose a CDSC, thus allowing for CDSC-free partial withdrawals to pay registered representative fees. This may result in a conflict of interest for your advisor, especially if he or she takes a sales commission from the purchase of this annuity and takes a fee for providing you with investment advice in connection with this contract. Consult with your registered representative (or another registered representative) about this potential conflict, or if you have any questions about this contract, other available Nationwide annuity contracts, how your registered representative is compensated for selling this contract, or additional fees he/she may assess for providing investment advice in connection with this annuity contract.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	application of any 3% Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Withdrawals Under Certain Plan Types
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
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(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
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Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Some states do not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
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•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
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A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit will be paid to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
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Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value.
Highest Anniversary Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Highest Anniversary Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Greater of Highest Anniversary or 5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.25% of the Daily Net Assets, an applicant can elect the Greater of Highest Anniversary or 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. This option is no longer available for election.
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If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the Contract Value on any Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of Highest Anniversary or 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
Each of the optional death benefits includes a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
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The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
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•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.15% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
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Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
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Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, and state insurance authorities. Such regulatory entities may, in
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the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiffs' motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs' motion for class certification. The case is set for trial beginning February 9, 2015. NLIC continues to defend this lawsuit vigorously.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owed indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2014, the Alabama Supreme Court reversed the trial Court decision awarding PEBCO its attorney fees and remanded the case back to the trial court to enter a judgment in favor of NRS. NRS continues to defend this case vigorously.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC after the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy in 2008. This triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and has served NMIC and NLIC with a "SPV Derivatives ADR Notice," formally starting the Alternative Dispute Resolution process. NMIC and NLIC have responded, and are currently taking part in the ADR process. Mediation was scheduled for and proceeded on December 13, 2013, but the parties reached an impasse. The mediator is continuing to work with the parties and is expected to issue a final recommendation shortly. On January 10, 2014, Lehman filed another motion to extend the stay for a final four month period. After a hearing, the court extended the stay to the later of (a) May 20, 2014 or (b) 30 days after the court enters a scheduling order governing the Distributed Action. The parties have been negotiating the proposed scheduling order for the conduct of the Distributed Action litigation, and Lehman filed a revised proposed scheduling order on March 24, 2014. We have until April 14, 2014 to file a response, and a hearing on the proposed scheduling order has been scheduled for May 14, 2014.
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Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-05701
Securities Act of 1933 Registration File No. 333-62692
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
ATF:	This Sub-Account is an Actively Traded Fund (see Transfer Requests).
LTF:	This Sub-Account is a Limited Transfer Fund (see Transfer Requests).
VOL:	The Fund's advisor employs a volatility overlay designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	The fund seeks to maximize total return consistent with the Adviser's determination of reasonable risk.
Designation: LTF
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
Designation: LTF
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
Designation: LTF
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Designation: STTF, LTF
American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class III

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
Designation: STTF, LTF
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Designation: STTF, LTF
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Long-term growth of capital.
Designation: LTF
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BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.
Designation: LTF
Credit Suisse Trust - Commodity Return Strategy Portfolio
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Designation: LTF
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund
Investment Advisor:	Rafferty Asset Management, LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that track the performance of the Auspice Broad Commodity Index (the "Index").
Designation: ATF
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund
Investment Advisor:	Rafferty Asset Management, LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that track the performance of the Auspice Managed Futures Index ("the Index").
Designation: ATF
Direxion Insurance Trust - Dynamic VP HY Bond Fund
Investment Advisor:	Rafferty Asset Management, LLC
Investment Objective:	The Fund seeks to maximize total return (income plus capital appreciation).
Designation: ATF
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
Designation: STTF, LTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Designation: STTF, LTF
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Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Designation: STTF, LTF
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF, LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF, LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2)
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Mutual Global Discovery Securities Fund: Class 2)
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation.
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Designation: LTF
Guggenheim Variable Fund - CLS AdvisorOne Amerigo
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Long-term capital growth without regard to current income.
Designation: FF, ATF
Guggenheim Variable Fund - CLS AdvisorOne Clermont
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	A combination of current income and growth of capital.
Designation: FF, ATF
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Growth of capital and total return.
Designation: FF, ATF
Guggenheim Variable Fund - Global Managed Futures Strategy
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.
Designation: LTF
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Guggenheim Variable Fund - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Designation: LTF
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (formerly, Guggenheim SBL Fund - Series F (Floating Rate Strategies Series))
Investment Advisor:	Guggenheim Investments
Investment Objective:	To provide a high level of current income while maximizing total return.
Designation: LTF
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) (formerly, Guggenheim SBL Fund - Series M (Macro Opportunities Series))
Investment Advisor:	Guggenheim Investments
Investment Objective:	Series M seeks to provide total return, comprised of current income and capital appreciation.
Designation: LTF
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is total return with a low to moderate correlation to traditional financial market indices.
Designation: LTF
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Designation: LTF
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return, consistent with the preservation of capital.
Designation: LTF
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund seeks total return.
Designation: LTF
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Designation: LTF
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Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: LTF
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF, LTF
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF, LTF
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
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Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks income primarily, and total return secondarily, through investment in other mutual funds with a fixed-income orientation.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks long-term growth of capital through a broad and flexible allocation in stocks, bonds and other asset classes through investment in other mutual funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF, LTF
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Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: ATF
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LTF
51

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 24, 2009
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: LTF
52

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: LTF
Northern Lights Variable Trust - 7Twelve Balanced Portfolio
Investment Advisor:	7Twelve Advisors, LLC
Investment Objective:	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Designation: LTF
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Investment Advisor:	BTS Asset Management, Inc.
Investment Objective:	Seeks to provide total return.
Designation: LTF
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares (formerly, Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares)
Investment Advisor:	RJO Investment Management, LLC
Investment Objective:	The Portfolio seeks income and capital appreciation.
Designation: LTF
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
Investment Advisor:	W. E. Donoghue & Co., Inc.
Investment Objective:	The Fund's primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.
Designation: LTF
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Designation: LTF
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF, LTF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
Designation: LTF
53

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
Designation: LTF
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives such as options, futures contracts or sweep agreements.
Designation: LTF
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody's, or equivalently rated by S&P of Fitch, or, if unrated, determined by PIMCO to be of at comparable quality.
Designation: LTF
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: LTF
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Long-term growth of capital.
Designation: LTF
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.
Designation: LTF
54

ProFunds - ProFund VP Access High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Access VP High Yield Fund (the "Fund") seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
Designation: ATF
ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.
Designation: ATF
ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. BanksSM Index.
Designation: ATF
ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic MaterialsSM Index.
Designation: ATF
ProFunds - ProFund VP Bear

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (-1X) of the daily performance of the S&P 500® Index.
Designation: ATF
ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. BiotechnologySM Index.
Designation: ATF
ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index.
Designation: ATF
ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer GoodsSM Index.
Designation: ATF
ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer GoodsSM Index. The fund does not seek to achieve its stated investment objective over a period of time greater than one day.
Designation: ATF
ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR® Index.
Designation: ATF
55

ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Pro-Funds Europe 30 Index.
Designation: ATF
ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. FinancialsSM Index.
Designation: ATF
ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health CareSM Index
Designation: ATF
ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. IndustrialsSM Index.
Designation: ATF
ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE")
Designation: ATF
ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet CompositeSM Index.
Designation: ATF
ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF
ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.
Designation: ATF
ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & GasSM Index.
Designation: ATF
ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. PharmaceuticalsSM Index.
Designation: ATF
ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious MetalsSM Index.
Designation: ATF
56

ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real EstateSM Index.
Designation: ATF
ProFunds - ProFund VP Rising Rates Opportunity

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
Designation: ATF
ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. SemiconductorsSM Index.
Designation: ATF
ProFunds - ProFund VP Short Emerging Markets

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR® Index.
Designation: ATF
ProFunds - ProFund VP Short International

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.
Designation: ATF
ProFunds - ProFund VP Short NASDAQ-100

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short NASDAQ-100 (formerly ProFund VP Short OTC) seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.
Designation: ATF
ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. TechnologySM Index.
Designation: ATF
ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S TelecommunicationsSM Index.
Designation: ATF
ProFunds - ProFund VP U.S. Government Plus

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
Designation: ATF
57

ProFunds - ProFund VP UltraNASDAQ-100

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP UltraNASDAQ-100 (formerly ProFund VP Ultra OTC) seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100® Index.
Designation: ATF
ProFunds - ProFund VP UltraShort NASDAQ-100

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.
Designation: ATF
ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. UtilitiesSM
Designation: ATF
Rydex Variable Trust - Banking Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: ATF
Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designation: ATF
Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designation: ATF
Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: LTF
Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: ATF
Rydex Variable Trust - Dow 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
58

Rydex Variable Trust - Electronics Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designation: ATF
Rydex Variable Trust - Energy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: ATF
Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Designation: ATF
Rydex Variable Trust - Europe 1.25x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones STOXX 50 Index.
Designation: ATF
Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: ATF
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
Designation: ATF
Rydex Variable Trust - Health Care Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: ATF
Rydex Variable Trust - Internet Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: ATF
Rydex Variable Trust - Inverse Dow 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Long Treasury Bond.
Designation: ATF
59

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the S&P Mid Cap 400® Index.
Designation: ATF
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
Rydex Variable Trust - Inverse S&P 500 Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that will inversely correlate to the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - Japan 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF
Rydex Variable Trust - Leisure Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: ATF
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400® Index.
Designation: ATF
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - Nova Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P 500® Index.
Designation: ATF
60

Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designation: ATF
Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: ATF
Rydex Variable Trust - Retailing Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designation: ATF
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
Rydex Variable Trust - S&P 500 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
Designation: ATF
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Designation: ATF
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
Designation: ATF
61

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Designation: ATF
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
Rydex Variable Trust - Technology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designation: ATF
Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: ATF
Rydex Variable Trust - Transportation Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: ATF
Rydex Variable Trust - Utilities Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: ATF
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
Designation: LTF
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Designation: LTF
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Both capital appreciation and current income.
Designation: LTF
62

The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Designation: LTF
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Designation: LTF
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: LTF
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	The fund seeks to achieve consistent absolute (positive) returns in various market cycles.
Designation: FF, LTF
63

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2013 (the maximum Variable Account charge of 2.05%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2013; therefore, no Condensed Financial Information is available:
•	Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund
•	Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund
•	Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.190275	11.712278	14.94%	9,012
2012	9.092887	10.190275	12.07%	5,331
2011*	10.000000	9.092887	-9.07%	268
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.371171	3.71%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.304746	10.227183	-9.53%	39,299
2012	10.649990	11.304746	6.15%	56,667
2011*	10.000000	10.649990	6.50%	46,476
64

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	13.688803	18.378583	34.26%	48,160
2012	12.069015	13.688803	13.42%	57,250
2011	11.840872	12.069015	1.93%	70,531
2010	10.493978	11.840872	12.83%	73,760
2009	8.989294	10.493978	16.74%	92,609
2008	13.902389	8.989294	-35.34%	84,217
2007	14.074488	13.902389	-1.22%	118,419
2006	12.159935	14.074488	15.74%	192,225
2005	11.756563	12.159935	3.43%	100,746
2004	10.525732	11.756563	11.69%	62,053
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2013	12.345207	16.720507	35.44%	13,097
2012	10.961243	12.345207	12.63%	13,031
2011	10.971372	10.961243	-0.09%	10,396
2010	9.559437	10.971372	14.77%	23,683
2009	7.188079	9.559437	32.99%	20,826
2008	12.434677	7.188079	-42.19%	16,458
2007	10.393580	12.434677	19.64%	45,630
2006	10.870614	10.393580	-4.39%	79,699
2005	10.763398	10.870614	1.00%	89,757
2004	9.837267	10.763398	9.41%	24,037
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	15.475320	20.150761	30.21%	72,286
2012	13.664134	15.475320	13.26%	50,350
2011	13.683949	13.664134	-0.14%	67,142
2010	12.204817	13.683949	12.12%	90,175
2009	10.301128	12.204817	18.48%	105,185
2008	14.231919	10.301128	-27.62%	144,035
2007	15.178318	14.231919	-6.24%	146,727
2006	12.940540	15.178318	17.29%	312,472
2005	12.463283	12.940540	3.83%	170,033
2004	11.027630	12.463283	13.02%	129,405
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.498634	14.99%	15,354
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	11.007188	12.449150	13.10%	400,987
2012	10.126286	11.007188	8.70%	385,665
2011	10.630831	10.126286	-4.75%	424,086
2010*	10.000000	10.630831	6.31%	267,792
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.906911	8.787117	-11.30%	10,119
2012	10.236918	9.906911	-3.22%	12,133
2011	11.855684	10.236918	-13.65%	25,811
2010*	10.000000	11.855684	18.56%	11,810
65

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.501527	10.790477	2.75%	3,745
2012*	10.000000	10.501527	5.02%	1,033,315
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.102230	11.517849	14.01%	18,366
2012	9.105894	10.102230	10.94%	53,590
2011*	10.000000	9.105894	-8.94%	46,937
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
2013	17.770667	22.994540	29.40%	91,255
2012	15.477918	17.770667	14.81%	93,265
2011	16.106491	15.477918	-3.90%	120,161
2010	13.933018	16.106491	15.60%	155,708
2009	10.405189	13.933018	33.90%	201,766
2008	18.367123	10.405189	-43.35%	337,282
2007	15.841706	18.367123	15.94%	513,488
2006	14.382262	15.841706	10.15%	393,422
2005	12.469773	14.382262	15.34%	373,815
2004	10.955525	12.469773	13.82%	132,240
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	13.628775	17.216356	26.32%	80,067
2012	11.778884	13.628775	15.71%	71,393
2011	11.832260	11.778884	-0.45%	83,959
2010	10.417301	11.832260	13.58%	115,306
2009	8.109964	10.417301	28.45%	176,781
2008	14.347754	8.109964	-43.48%	224,634
2007	14.333388	14.347754	0.10%	308,261
2006	12.094235	14.333388	18.51%	444,759
2005	11.584614	12.094235	4.40%	260,419
2004	10.541627	11.584614	9.89%	98,808
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	12.348208	16.596785	34.41%	98,936
2012	10.919174	12.348208	13.09%	99,764
2011	11.048369	10.919174	-1.17%	121,485
2010	9.023836	11.048369	22.44%	120,991
2009	7.133178	9.023836	26.51%	162,815
2008	13.695686	7.133178	-47.92%	126,202
2007	10.939741	13.695686	25.19%	462,950
2006	10.383122	10.939741	5.36%	134,259
2005	9.953899	10.383122	4.31%	200,685
2004	9.764143	9.953899	1.94%	66,766
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.591131	11.083598	4.65%	35,771
2012*	10.000000	10.591131	5.91%	32,365
66

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.572744	14.158974	22.35%	170,507
2012	10.151217	11.572744	14.00%	104,806
2011	10.429885	10.151217	-2.67%	39,808
2010*	10.000000	10.429885	4.30%	45,436
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.559773	5.60%	377
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.438882	14.39%	195,391
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.268198	2.68%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	10.237032	12.490703	22.01%	342,230
2012	9.108003	10.237032	12.40%	329,658
2011	9.939377	9.108003	-8.36%	398,585
2010	8.733167	9.939377	13.81%	410,855
2009	6.337416	8.733167	37.80%	246,971
2008	11.265455	6.337416	-43.74%	102,581
2007	10.017545	11.265455	12.46%	250,428
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.437285	11.366070	8.90%	259,510
2012	9.530838	10.437285	9.51%	235,752
2011	9.668268	9.530838	-1.42%	227,353
2010	8.812545	9.668268	9.71%	178,152
2009	7.272727	8.812545	21.17%	88,589
2008	10.521594	7.272727	-30.88%	29,545
2007	10.020827	10.521594	5.00%	40,251
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.801735	11.505523	17.38%	132,419
2012	8.820814	9.801735	11.12%	210,134
2011	9.315454	8.820814	-5.31%	252,486
2010	8.284648	9.315454	12.44%	252,111
2009	6.171830	8.284648	34.23%	121,898
2008	10.790387	6.171830	-42.80%	43,679
2007*	10.000000	10.790387	7.90%	46,078
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.974960	7.073268	1.41%	42,874
2012	7.946695	6.974960	-12.23%	78,040
2011	8.797988	7.946695	-9.68%	212,712
2010	9.226584	8.797988	-4.65%	195,472
2009	9.724310	9.226584	-5.12%	191,817
2008*	10.000000	9.724310	-2.76%	19,804
67

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	12.554432	14.576609	16.11%	94,403
2012	12.161921	12.554432	3.23%	118,334
2011	13.167221	12.161921	-7.63%	138,911
2010	11.977801	13.167221	9.93%	192,125
2009	9.519028	11.977801	25.83%	207,602
2008	16.249173	9.519028	-41.42%	304,753
2007	13.392897	16.249173	21.33%	424,680
2006	12.163376	13.392897	10.11%	367,419
2005	10.820869	12.163376	12.41%	389,481
2004	9.887358	10.820869	9.44%	267,788
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	9.070997	9.114924	0.48%	139,270
2012	8.977036	9.070997	1.05%	241,489
2011	8.784243	8.977036	2.19%	177,994
2010	8.369048	8.784243	4.96%	222,802
2009	8.753879	8.369048	-4.40%	183,098
2008	10.895483	8.753879	-19.66%	243,561
2007	10.615800	10.895483	2.63%	229,357
2006	10.070102	10.615800	5.42%	234,528
2005*	10.000000	10.070102	0.70%	7,604
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.173147	1.73%	60,207
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.063917	0.64%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.008784	0.09%	186
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.293100	13.968783	23.69%	310,554
2012	9.586475	11.293100	17.80%	239,935
2011	10.450864	9.586475	-8.27%	301,931
2010*	10.000000	10.450864	4.51%	254,838
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.852806	-1.47%	36,427
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	10.028063	0.28%	126,979
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.237670	10.984430	7.29%	12,447
2012	9.478912	10.237670	8.00%	12,092
2011*	10.000000	9.478912	-5.21%	0
68

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.826012	18.26%	195
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.679055	13.014285	21.87%	150,793
2012	9.336248	10.679055	14.38%	116,965
2011*	10.000000	9.336248	-6.64%	10,333
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.829350	18.29%	8,346
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.563118	15.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.426800	14.624777	27.99%	32,355
2012	9.952402	11.426800	14.81%	69
2011	10.753887	9.952402	-7.45%	3,923
2010*	10.000000	10.753887	7.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.222532	12.719491	13.34%	34,884
2012	10.222686	11.222532	9.78%	27,255
2011	10.482360	10.222686	-2.48%	25,765
2010*	10.000000	10.482360	4.82%	13,184
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.366316	13.622699	19.85%	52,002
2012	10.118419	11.366316	12.33%	61,578
2011	10.601405	10.118419	-4.56%	59,317
2010*	10.000000	10.601405	6.01%	22,418
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.969180	11.377902	3.73%	121,797
2012	10.323006	10.969180	6.26%	192,253
2011	10.297554	10.323006	0.25%	165,705
2010*	10.000000	10.297554	2.98%	219,225
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.283526	2.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.355564	3.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.297856	13.156354	16.45%	92,527
2012	10.171398	11.297856	11.07%	55,011
2011	10.535235	10.171398	-3.45%	84,854
2010*	10.000000	10.535235	5.35%	89,462
69

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.385398	13.986706	22.85%	94,461
2012	10.051996	11.385398	13.27%	43,597
2011	10.667009	10.051996	-5.77%	29,203
2010*	10.000000	10.667009	6.67%	45,815
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.173512	12.286323	9.96%	2,875
2012	10.272091	11.173512	8.78%	2,792
2011	10.419519	10.272091	-1.41%	3,333
2010*	10.000000	10.419519	4.20%	3,581
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.876465	10.531113	-3.18%	27,945
2012	10.272149	10.876465	5.88%	35,306
2011*	10.000000	10.272149	2.72%	54,265
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.262735	2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.327599	3.28%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.652863	9.541854	-1.15%	2,640,530
2012	9.765464	9.652863	-1.15%	2,800,504
2011	9.878753	9.765464	-1.15%	4,184,346
2010	9.993664	9.878753	-1.15%	4,145,662
2009*	10.000000	9.993664	-0.06%	5,551,458
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.589090	-4.11%	1,506
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.389049	13.630988	19.69%	11,003
2012	9.973886	11.389049	14.19%	13,836
2011	11.164071	9.973886	-10.66%	17,549
2010*	10.000000	11.164071	11.64%	14,035
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.844143	15.737133	32.87%	24,810
2012	10.317057	11.844143	14.80%	17,146
2011	10.785475	10.317057	-4.34%	17,281
2010*	10.000000	10.785475	7.85%	2,037
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	11.094008	14.807727	33.47%	26,542
2012	9.544369	11.094008	16.24%	14,881
2011	10.281595	9.544369	-7.17%	12,586
2010*	10.000000	10.281595	2.82%	537
70

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2013	16.603954	22.805157	37.35%	960
2012	14.618790	16.603954	13.58%	3,512
2011	15.441634	14.618790	-5.33%	4,403
2010	12.317693	15.441634	25.36%	7,026
2009*	10.000000	12.317693	23.18%	11,109
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	12.035125	16.489610	37.01%	22,640
2012	10.620190	12.035125	13.32%	19,766
2011	11.243957	10.620190	-5.55%	19,304
2010*	10.000000	11.243957	12.44%	31,796
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.989515	16.080060	34.12%	31,179
2012	10.425238	11.989515	15.00%	7,243
2011	10.796900	10.425238	-3.44%	5,288
2010*	10.000000	10.796900	7.97%	4,589
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.330098	-6.70%	840
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.198177	10.091531	-1.05%	143,770
2012	9.965957	10.198177	2.33%	109,456
2011*	10.000000	9.965957	-0.34%	148,246
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.135718	1.36%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.674891	-3.25%	14,762
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.637946	9.900334	2.72%	776
2012*	10.000000	9.637946	-3.62%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.224786	10.572379	3.40%	12,735
2012*	10.000000	10.224786	2.25%	7,387
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.441237	14.41%	6,543
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.832183	10.719310	-1.04%	81,243
2012	9.545134	10.832183	13.48%	114,940
2011*	10.000000	9.545134	-4.55%	231,715
71

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.650081	9.821469	-15.70%	5,345
2012	11.211470	11.650081	3.91%	13,862
2011	12.267049	11.211470	-8.60%	19,984
2010*	10.000000	12.267049	22.67%	23,613
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.968663	11.916825	-8.11%	27,733
2012	11.140588	12.968663	16.41%	158,257
2011	10.610842	11.140588	4.99%	62,265
2010*	10.000000	10.610842	6.11%	212,170
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.154303	11.225544	-7.64%	13,324
2012	11.684694	12.154303	4.02%	29,241
2011	10.902661	11.684694	7.17%	30,001
2010*	10.000000	10.902661	9.03%	15,870
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.228120	11.052050	-9.62%	22,561
2012	11.576295	12.228120	5.63%	43,899
2011	10.898068	11.576295	6.22%	63,277
2010*	10.000000	10.898068	8.98%	66,198
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.213141	12.752348	4.41%	286,022
2012	10.819751	12.213141	12.88%	622,667
2011	10.602429	10.819751	2.05%	272,532
2010*	10.000000	10.602429	6.02%	303,175
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.279493	10.137685	-1.38%	152,178
2012	9.833932	10.279493	4.53%	220,928
2011*	10.000000	9.833932	-1.66%	24,302
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.839073	10.477962	-3.33%	172,012
2012	10.014102	10.839073	8.24%	305,577
2011*	10.000000	10.014102	0.14%	142,965
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.934562	-0.65%	135
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.346071	9.036190	-3.32%	24,163
2012	8.467769	9.346071	10.37%	56,926
2011	11.214462	8.467769	-24.49%	46,926
2010*	10.000000	11.214462	12.14%	86,823
72

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.998937	13.261208	10.52%	5,564
2012	10.492107	11.998937	14.36%	15,489
2011	10.833857	10.492107	-3.15%	30,735
2010*	10.000000	10.833857	8.34%	47,905
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.488041	13.581147	8.75%	888,191
2012	11.070022	12.488041	12.81%	192,539
2011	10.899347	11.070022	1.57%	31,269
2010*	10.000000	10.899347	8.99%	56,281
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.169118	10.420686	13.65%	17,354
2012	8.032787	9.169118	14.15%	25,787
2011	11.131138	8.032787	-27.83%	6,441
2010*	10.000000	11.131138	11.31%	28,513
ProFunds - ProFund VP Banks - Q/NQ
2013	9.848595	12.992395	31.92%	9,790
2012	7.468545	9.848595	31.87%	17,911
2011*	10.000000	7.468545	-25.31%	6
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.286361	9.700881	17.07%	5,638
2012	7.727250	8.286361	7.24%	3,956
2011*	10.000000	7.727250	-22.73%	5,626
ProFunds - ProFund VP Bear - Q/NQ
2013	6.671202	4.843562	-27.40%	15,864
2012	8.091944	6.671202	-17.56%	22,603
2011	8.984118	8.091944	-9.93%	24,922
2010*	10.000000	8.984118	-10.16%	53,128
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	13.022042	21.679378	66.48%	16,314
2012	9.362623	13.022042	39.09%	13,732
2011*	10.000000	9.362623	-6.37%	713
ProFunds - ProFund VP Bull - Q/NQ
2013	11.553094	14.818483	28.26%	67,868
2012	10.262459	11.553094	12.58%	15,430
2011	10.381518	10.262459	-1.15%	60,895
2010*	10.000000	10.381518	3.82%	29,423
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.844733	13.770105	26.98%	3,938
2012	9.896459	10.844733	9.58%	2,333
2011*	10.000000	9.896459	-1.04%	3,461
73

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.642635	16.097227	38.26%	12,673
2012	9.646469	11.642635	20.69%	5,982
2011*	10.000000	9.646469	-3.54%	1,561
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.217846	8.526611	-7.50%	22,388
2012	8.750409	9.217846	5.34%	51,893
2011	11.024282	8.750409	-20.63%	31,490
2010*	10.000000	11.024282	10.24%	98,971
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	11.011885	13.240391	20.24%	9,254
2012	9.554602	11.011885	15.25%	5,152
2011	10.608140	9.554602	-9.93%	2,193
2010*	10.000000	10.608140	6.08%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.212736	13.333653	30.56%	12,906
2012	8.283256	10.212736	23.29%	1,897
2011*	10.000000	8.283256	-17.17%	7
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.154549	15.410093	38.15%	22,777
2012	9.611633	11.154549	16.05%	9,786
2011*	10.000000	9.611633	-3.88%	4,573
ProFunds - ProFund VP Industrials - Q/NQ
2013	10.005314	13.667217	36.60%	42,380
2012	8.740898	10.005314	14.47%	7,252
2011*	10.000000	8.740898	-12.59%	1,246
ProFunds - ProFund VP International - Q/NQ
2013	10.550995	12.462748	18.12%	21,783
2012	9.207002	10.550995	14.60%	23,066
2011	10.873060	9.207002	-15.32%	34,252
2010*	10.000000	10.873060	8.73%	73,324
ProFunds - ProFund VP Internet - Q/NQ
2013	10.023171	15.031372	49.97%	10,567
2012	8.466646	10.023171	18.38%	1,034
2011*	10.000000	8.466646	-15.33%	392
ProFunds - ProFund VP Japan - Q/NQ
2013	8.743267	12.811693	46.53%	3,681
2012	7.194145	8.743267	21.53%	2,083
2011	8.934040	7.194145	-19.47%	7,891
2010*	10.000000	8.934040	-10.66%	162
74

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.428971	16.497018	32.73%	26,024
2012	10.817934	12.428971	14.89%	60,217
2011	10.786581	10.817934	0.29%	77,265
2010*	10.000000	10.786581	7.87%	8,547
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.392684	13.972512	22.64%	18,445
2012	11.201005	11.392684	1.71%	14,272
2011	11.082122	11.201005	1.07%	16,448
2010*	10.000000	11.082122	10.82%	36,763
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.504871	14.969389	30.11%	9,659
2012	10.405457	11.504871	10.57%	10,406
2011*	10.000000	10.405457	4.05%	7,074
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	7.003845	4.296182	-38.66%	27,918
2012	8.291697	7.003845	-15.53%	28,146
2011*	10.000000	8.291697	-17.08%	49,065
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.754039	10.640197	-1.06%	9,256
2012	9.284934	10.754039	15.82%	12,411
2011*	10.000000	9.284934	-7.15%	4,735
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	5.009512	5.767817	15.14%	25,782
2012	5.445583	5.009512	-8.01%	8,036
2011	8.814301	5.445583	-38.22%	26,889
2010*	10.000000	8.814301	-11.86%	11,654
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.355238	11.023999	31.94%	3,120
2012	8.820362	8.355238	-5.27%	0
2011*	10.000000	8.820362	-11.80%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.844157	7.736079	-1.38%	2,145
2012	9.126074	7.844157	-14.05%	933
2011	8.342637	9.126074	9.39%	373
2010*	10.000000	8.342637	-16.57%	782
ProFunds - ProFund VP Short International - Q/NQ
2013	6.788299	5.300550	-21.92%	145
2012	8.601065	6.788299	-21.08%	947
2011	8.546855	8.601065	0.63%	324
2010*	10.000000	8.546855	-14.53%	1,389
75

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.167984	4.304259	-30.22%	0
2012	7.684226	6.167984	-19.73%	679
2011	8.683074	7.684226	-11.50%	165
2010*	10.000000	8.683074	-13.17%	2,797
ProFunds - ProFund VP Technology - Q/NQ
2013	10.124566	12.529431	23.75%	5,500
2012	9.285502	10.124566	9.04%	4,550
2011*	10.000000	9.285502	-7.14%	1,673
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.974020	12.157072	10.78%	3,130
2012	9.528127	10.974020	15.17%	3,796
2011*	10.000000	9.528127	-4.72%	378
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.931766	11.939193	-20.04%	5,959
2012	14.960360	14.931766	-0.19%	100,535
2011	10.545466	14.960360	41.87%	20,736
2010*	10.000000	10.545466	5.45%	90,588
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.714018	26.041697	76.99%	14,170
2012	11.129129	14.714018	32.21%	18,015
2011	11.394429	11.129129	-2.33%	22,877
2010*	10.000000	11.394429	13.94%	12,189
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.639751	1.848050	-49.23%	169
2012	5.684453	3.639751	-35.97%	169
2011	7.389126	5.684453	-23.07%	169
2010*	10.000000	7.389126	-26.11%	170
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.717614	12.004824	12.01%	6,489
2012	10.827258	10.717614	-1.01%	13,248
2011*	10.000000	10.827258	8.27%	18,290
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.657531	8.501562	27.70%	35,209
2012	5.422063	6.657531	22.79%	94,330
2011	7.052969	5.422063	-23.12%	75,105
2010	6.312005	7.052969	11.74%	134,051
2009	6.612566	6.312005	-4.55%	59,851
2008	11.370105	6.612566	-41.84%	127,232
2007	15.775194	11.370105	-27.92%	75,935
2006	14.345009	15.775194	9.97%	91,962
2005	14.924061	14.345009	-3.88%	39,053
2004	13.158620	14.924061	13.42%	41,009
76

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	23.036585	23.056148	0.08%	55,065
2012	21.048101	23.036585	9.45%	82,191
2011	25.487828	21.048101	-17.42%	84,840
2010	20.354782	25.487828	25.22%	159,935
2009	13.245718	20.354782	53.67%	131,995
2008	24.541698	13.245718	-46.03%	124,992
2007	18.533610	24.541698	32.42%	335,938
2006	15.330613	18.533610	20.89%	270,767
2005	14.906475	15.330613	2.85%	132,249
2004	12.479977	14.906475	19.44%	217,906
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	15.350678	23.399068	52.43%	63,054
2012	11.420351	15.350678	34.42%	70,950
2011	10.446590	11.420351	9.32%	81,328
2010	9.546440	10.446590	9.43%	83,696
2009	8.160831	9.546440	16.98%	89,296
2008	9.357862	8.160831	-12.79%	269,603
2007	9.067923	9.357862	3.20%	94,051
2006	9.488486	9.067923	-4.43%	79,873
2005	8.673278	9.488486	9.40%	242,690
2004	8.678797	8.673278	-0.06%	41,954
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.960493	4.745976	-4.32%	172,283
2012	5.089993	4.960493	-2.54%	226,303
2011	5.515556	5.089993	-7.72%	305,081
2010	5.164979	5.515556	6.79%	455,749
2009	4.683557	5.164979	10.28%	340,434
2008	9.294898	4.683557	-49.61%	240,532
2007	7.177332	9.294898	29.50%	275,482
2006	8.840859	7.177332	-18.82%	75,975
2005*	10.000000	8.840859	-11.59%	31,638
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	20.934393	26.540036	26.78%	58,554
2012	19.421429	20.934393	7.79%	84,421
2011	17.270004	19.421429	12.46%	115,935
2010	14.896410	17.270004	15.93%	117,587
2009	12.651076	14.896410	17.75%	106,469
2008	16.705865	12.651076	-24.27%	96,004
2007	15.215528	16.705865	9.79%	100,352
2006	13.107925	15.215528	16.08%	131,789
2005	13.312717	13.107925	-1.54%	31,508
2004	11.886246	13.312717	12.00%	107,024
77

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	11.136225	17.910298	60.83%	135,641
2012	9.617179	11.136225	15.80%	287,772
2011	8.918294	9.617179	7.84%	261,099
2010	7.241596	8.918294	23.15%	224,877
2009	5.352421	7.241596	35.30%	377,151
2008	14.143597	5.352421	-62.16%	457,514
2007	13.230610	14.143597	6.90%	227,834
2006	10.252645	13.230610	29.05%	221,205
2005	10.782122	10.252645	-4.91%	122,833
2004*	10.000000	10.782122	7.82%	183,294
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	7.031151	9.386616	33.50%	56,924
2012	7.039135	7.031151	-0.11%	84,750
2011	8.526736	7.039135	-17.45%	85,626
2010	7.873594	8.526736	8.30%	170,413
2009	4.635020	7.873594	69.87%	211,336
2008	9.398954	4.635020	-50.69%	27,048
2007	9.752427	9.398954	-3.62%	20,444
2006	9.626347	9.752427	1.31%	10,509
2005	9.374996	9.626347	2.68%	57,630
2004	12.155900	9.374996	-22.88%	221,280
Rydex Variable Trust - Energy Fund - Q/NQ
2013	22.649686	27.643555	22.05%	58,481
2012	22.376203	22.649686	1.22%	72,998
2011	24.042017	22.376203	-6.93%	91,944
2010	20.429160	24.042017	17.68%	131,094
2009	14.921946	20.429160	36.91%	105,297
2008	27.973373	14.921946	-46.66%	178,645
2007	21.244157	27.973373	31.68%	300,446
2006	19.200634	21.244157	10.64%	198,671
2005	14.019810	19.200634	36.95%	242,588
2004	10.722492	14.019810	30.75%	226,754
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	25.389306	31.092936	22.46%	59,189
2012	25.582080	25.389306	-0.75%	69,014
2011	28.530500	25.582080	-10.33%	88,763
2010	22.897854	28.530500	24.60%	130,555
2009	14.262018	22.897854	60.55%	143,019
2008	34.031250	14.262018	-58.09%	133,471
2007	25.112820	34.031250	35.51%	214,827
2006	22.890848	25.112820	9.71%	141,325
2005	15.614496	22.890848	46.60%	237,854
2004	11.811050	15.614496	32.20%	77,398
78

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	10.182896	12.470864	22.47%	61,809
2012	8.467607	10.182896	20.26%	97,954
2011	10.093844	8.467607	-16.11%	61,492
2010	11.444428	10.093844	-11.80%	83,355
2009	8.534845	11.444428	34.09%	184,690
2008	19.128094	8.534845	-55.38%	176,084
2007	17.116166	19.128094	11.75%	446,601
2006	13.369428	17.116166	28.02%	392,099
2005	12.716325	13.369428	5.14%	311,299
2004	11.075208	12.716325	14.82%	414,645
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.599651	10.843183	26.09%	69,299
2012	7.091335	8.599651	21.27%	130,855
2011	8.432106	7.091335	-15.90%	126,776
2010	7.458789	8.432106	13.05%	186,109
2009	6.304689	7.458789	18.31%	153,895
2008	12.276218	6.304689	-48.64%	135,405
2007	15.295892	12.276218	-19.74%	62,489
2006	13.255559	15.295892	15.39%	189,747
2005	12.971124	13.255559	2.19%	164,801
2004	11.204171	12.971124	15.77%	120,559
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	19.688958	15.910093	-19.19%	78,401
2012	19.337480	19.688958	1.82%	101,549
2011	13.826186	19.337480	39.86%	165,929
2010	12.703624	13.826186	8.84%	155,009
2009	18.772685	12.703624	-32.33%	147,772
2008	13.113130	18.772685	43.16%	370,537
2007	12.089355	13.113130	8.47%	315,112
2006	12.627431	12.089355	-4.26%	222,399
2005	11.862222	12.627431	6.45%	520,493
2004	11.074032	11.862222	7.12%	405,891
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	14.214210	19.926026	40.18%	97,108
2012	12.273316	14.214210	15.81%	107,630
2011	11.859849	12.273316	3.49%	127,957
2010	11.237162	11.859849	5.54%	135,062
2009	9.120033	11.237162	23.21%	176,296
2008	12.278483	9.120033	-25.72%	260,832
2007	11.716235	12.278483	4.80%	168,503
2006	11.275709	11.716235	3.91%	137,378
2005	10.309163	11.275709	9.38%	198,679
2004	9.818013	10.309163	5.00%	162,730
79

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Internet Fund - Q/NQ
2013	18.449134	27.579841	49.49%	50,541
2012	15.641362	18.449134	17.95%	44,042
2011	17.965003	15.641362	-12.93%	52,403
2010	15.047987	17.965003	19.38%	130,324
2009	9.178537	15.047987	63.95%	90,692
2008	16.844570	9.178537	-45.51%	27,541
2007	15.437753	16.844570	9.11%	107,945
2006	14.235823	15.437753	8.44%	89,595
2005	14.601909	14.235823	-2.51%	168,555
2004	12.748252	14.601909	14.54%	112,822
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	2.033734	1.128038	-44.53%	159,538
2012	2.653286	2.033734	-23.35%	87,727
2011	3.680580	2.653286	-27.91%	64,651
2010	5.341368	3.680580	-31.09%	282,731
2009	9.762742	5.341368	-45.29%	146,056
2008	6.140424	9.762742	58.99%	109,116
2007	6.825793	6.140424	-10.04%	76,616
2006	8.826352	6.825793	-22.67%	239,283
2005	8.785848	8.826352	0.46%	52,799
2004*	10.000000	8.785848	-12.14%	58,091
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.678253	4.190827	13.94%	348,870
2012	3.966867	3.678253	-7.28%	174,490
2011	5.768926	3.966867	-31.24%	222,312
2010	6.693380	5.768926	-13.81%	365,820
2009	5.670499	6.693380	18.04%	486,250
2008	8.219706	5.670499	-31.01%	280,065
2007	8.708860	8.219706	-5.62%	207,004
2006	8.149326	8.708860	6.87%	430,618
2005	8.699668	8.149326	-6.33%	369,368
2004	9.851634	8.699668	-11.69%	422,442
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.391233	2.427986	-28.40%	9,906
2012	4.202369	3.391233	-19.30%	27,566
2011	4.587636	4.202369	-8.40%	23,263
2010	6.212076	4.587636	-26.15%	15,332
2009	9.709842	6.212076	-36.02%	22,276
2008	7.307483	9.709842	32.88%	33,113
2007	7.542666	7.307483	-3.12%	36,621
2006	7.933739	7.542666	-4.93%	118,580
2005	8.738896	7.933739	-9.21%	27,311
2004*	10.000000	8.738896	-12.61%	7,757
80

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	2.037179	1.428711	-29.87%	74,590
2012	2.533284	2.037179	-19.58%	124,650
2011	2.849849	2.533284	-11.11%	120,190
2010	3.661796	2.849849	-22.17%	171,939
2009	6.182135	3.661796	-40.77%	496,608
2008	4.224987	6.182135	46.32%	119,579
2007	4.817969	4.224987	-12.31%	244,883
2006	4.943186	4.817969	-2.53%	490,073
2005	4.937786	4.943186	0.11%	189,155
2004	5.665548	4.937786	-12.85%	182,623
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.192563	2.182305	-31.64%	17,923
2012	3.946213	3.192563	-19.10%	42,107
2011	4.321007	3.946213	-8.67%	77,925
2010	6.039865	4.321007	-28.46%	134,696
2009	9.100290	6.039865	-33.63%	242,376
2008	7.383028	9.100290	23.26%	76,018
2007	7.088828	7.383028	4.15%	108,287
2006	8.144778	7.088828	-12.96%	220,905
2005	8.498725	8.144778	-4.16%	115,091
2004*	10.000000	8.498725	-15.01%	9,685
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.902128	2.834435	-27.36%	146,643
2012	4.755067	3.902128	-17.94%	151,447
2011	5.288547	4.755067	-10.09%	212,538
2010	6.442719	5.288547	-17.91%	499,199
2009	8.996140	6.442719	-28.38%	618,729
2008	6.535677	8.996140	37.65%	206,465
2007	6.557795	6.535677	-0.34%	354,919
2006	7.172039	6.557795	-8.56%	337,630
2005	7.311622	7.172039	-1.91%	324,390
2004	8.237587	7.311622	-11.24%	299,168
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.860618	13.663568	54.21%	41,719
2012	7.463453	8.860618	18.72%	72,961
2011	10.625938	7.463453	-29.76%	44,612
2010	9.288706	10.625938	14.40%	79,777
2009	7.598005	9.288706	22.25%	59,695
2008	11.468090	7.598005	-33.75%	128,538
2007	13.070149	11.468090	-12.26%	73,537
2006	12.575856	13.070149	3.93%	207,706
2005	10.570918	12.575856	18.97%	598,105
2004	9.692643	10.570918	9.06%	153,701
81

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	18.924236	26.640357	40.77%	43,239
2012	15.780396	18.924236	19.92%	70,150
2011	15.581617	15.780396	1.28%	87,851
2010	12.093167	15.581617	28.85%	115,770
2009	8.947816	12.093167	35.15%	59,823
2008	17.781792	8.947816	-49.68%	16,170
2007	18.458246	17.781792	-3.66%	28,856
2006	15.123240	18.458246	22.05%	166,409
2005	16.081745	15.123240	-5.96%	18,281
2004	13.134496	16.081745	22.44%	209,284
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	21.711604	32.243302	48.51%	40,831
2012	17.666645	21.711604	22.90%	63,451
2011	19.340127	17.666645	-8.65%	73,766
2010	14.223663	19.340127	35.97%	143,352
2009	9.442032	14.223663	50.64%	105,765
2008	21.149756	9.442032	-55.36%	168,650
2007	20.654432	21.149756	2.40%	163,330
2006	18.914906	20.654432	9.20%	143,532
2005	16.774277	18.914906	12.76%	333,479
2004	13.892954	16.774277	20.74%	229,583
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	13.287501	23.671093	78.15%	142,335
2012	10.022354	13.287501	32.58%	123,977
2011	10.207707	10.022354	-1.82%	134,134
2010	7.542969	10.207707	35.33%	308,880
2009	3.503433	7.542969	115.30%	390,570
2008	12.935014	3.503433	-72.92%	437,087
2007	10.207461	12.935014	26.72%	437,034
2006	9.847099	10.207461	3.66%	260,252
2005	10.272747	9.847099	-4.14%	480,769
2004	9.099366	10.272747	12.90%	999,207
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	18.179847	24.192320	33.07%	84,571
2012	15.750375	18.179847	15.42%	87,274
2011	15.595012	15.750375	1.00%	107,235
2010	13.315080	15.595012	17.12%	176,818
2009	8.861757	13.315080	50.25%	242,227
2008	15.433917	8.861757	-42.58%	120,415
2007	13.252407	15.433917	16.46%	260,762
2006	12.674459	13.252407	4.56%	166,631
2005	12.680465	12.674459	-0.05%	243,774
2004	11.731438	12.680465	8.09%	754,362
82

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Nova Fund - Q/NQ
2013	11.396588	16.784679	47.28%	258,536
2012	9.431385	11.396588	20.84%	302,331
2011	9.653560	9.431385	-2.30%	267,471
2010	8.140463	9.653560	18.59%	419,978
2009	6.077306	8.140463	33.95%	507,133
2008	13.505039	6.077306	-55.00%	228,038
2007	13.510922	13.505039	-0.04%	345,385
2006	11.459012	13.510922	17.91%	505,362
2005	11.149791	11.459012	2.77%	528,778
2004	9.840538	11.149791	13.30%	821,362
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	23.655771	12.603080	-46.72%	158,930
2012	24.954231	23.655771	-5.20%	185,159
2011	33.284792	24.954231	-25.03%	207,277
2010	24.386260	33.284792	36.49%	364,462
2009	16.530467	24.386260	47.52%	300,134
2008	27.220790	16.530467	-39.27%	288,507
2007	23.035143	27.220790	18.17%	239,265
2006	19.190145	23.035143	20.04%	238,327
2005	16.058647	19.190145	19.50%	268,503
2004	18.937535	16.058647	-15.20%	171,902
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	19.255033	19.784356	2.75%	95,830
2012	16.460056	19.255033	16.98%	144,366
2011	16.282431	16.460056	1.09%	160,365
2010	13.191611	16.282431	23.43%	252,452
2009	10.653444	13.191611	23.82%	129,769
2008	18.467932	10.653444	-42.31%	98,752
2007	23.100685	18.467932	-20.05%	84,369
2006	17.876161	23.100685	29.23%	257,195
2005	16.877142	17.876161	5.92%	144,859
2004	13.179686	16.877142	28.05%	226,442
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	18.294182	24.557502	34.24%	45,234
2012	15.849316	18.294182	15.43%	41,997
2011	15.226552	15.849316	4.09%	85,666
2010	12.309188	15.226552	23.70%	75,937
2009	8.634008	12.309188	42.57%	24,702
2008	13.026525	8.634008	-33.72%	88,599
2007	15.079053	13.026525	-13.61%	20,713
2006	13.857675	15.079053	8.81%	31,660
2005	13.290296	13.857675	4.27%	14,923
2004	12.216001	13.290296	8.79%	87,884
83

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	16.679760	26.143810	56.74%	52,901
2012	13.819747	16.679760	20.70%	69,993
2011	15.920105	13.819747	-13.19%	87,580
2010	11.683388	15.920105	36.26%	137,599
2009	8.865915	11.683388	31.78%	83,153
2008	18.442661	8.865915	-51.93%	166,824
2007	20.006629	18.442661	-7.82%	149,770
2006	16.747069	20.006629	19.46%	1,006,925
2005	16.302944	16.747069	2.72%	623,100
2004	13.172980	16.302944	23.76%	1,792,370
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	9.434684	15.734501	66.77%	126,480
2012	7.376787	9.434684	27.90%	161,944
2011	7.769198	7.376787	-5.05%	237,033
2010	6.264193	7.769198	24.03%	404,136
2009	4.329333	6.264193	44.69%	449,753
2008	13.680530	4.329333	-68.35%	746,922
2007	13.756226	13.680530	-0.55%	175,955
2006	11.249719	13.756226	22.28%	358,907
2005	11.007672	11.249719	2.20%	158,304
2004	9.525916	11.007672	15.55%	121,328
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	13.179800	18.411396	39.69%	161,742
2012	11.767247	13.179800	12.00%	158,833
2011	12.034854	11.767247	-2.22%	261,372
2010	9.737339	12.034854	23.59%	250,064
2009	6.690287	9.737339	45.54%	230,411
2008	11.247697	6.690287	-40.52%	136,556
2007	10.846436	11.247697	3.70%	188,593
2006	10.409753	10.846436	4.19%	142,582
2005	10.346916	10.409753	0.61%	90,507
2004*	10.000000	10.346916	3.47%	209,570
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	13.055973	18.747520	43.59%	138,168
2012	10.806157	13.055973	20.82%	120,630
2011	11.289325	10.806157	-4.28%	140,736
2010	9.492113	11.289325	18.93%	167,889
2009	6.348554	9.492113	49.52%	140,288
2008	12.508650	6.348554	-49.25%	157,822
2007	13.372720	12.508650	-6.46%	118,768
2006	11.497223	13.372720	16.31%	564,616
2005	11.162898	11.497223	2.99%	142,472
2004*	10.000000	11.162898	11.63%	73,398
84

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	18.732436	24.822256	32.51%	119,901
2012	16.329422	18.732436	14.72%	149,591
2011	16.628391	16.329422	-1.80%	203,555
2010	12.688052	16.628391	31.06%	310,801
2009	8.185100	12.688052	55.01%	187,689
2008	12.967810	8.185100	-36.88%	136,610
2007	12.096993	12.967810	7.20%	233,432
2006	11.866251	12.096993	1.94%	146,294
2005	10.769306	11.866251	10.19%	435,493
2004*	10.000000	10.769306	7.69%	122,462
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	14.361773	19.279680	34.24%	65,605
2012	12.419464	14.361773	15.64%	80,055
2011	13.531249	12.419464	-8.22%	82,336
2010	11.394786	13.531249	18.75%	100,879
2009	7.424888	11.394786	53.47%	241,017
2008	13.325268	7.424888	-44.28%	84,267
2007	14.167806	13.325268	-5.95%	98,056
2006	12.241776	14.167806	15.73%	143,671
2005	11.432424	12.241776	7.08%	133,756
2004*	10.000000	11.432424	14.32%	271,249
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	15.127944	21.130943	39.68%	98,718
2012	13.836552	15.127944	9.33%	87,215
2011	13.521853	13.836552	2.33%	137,120
2010	10.908356	13.521853	23.96%	184,692
2009	8.237088	10.908356	32.43%	104,085
2008	12.687221	8.237088	-35.08%	169,435
2007	12.849542	12.687221	-1.26%	117,362
2006	12.065848	12.849542	6.50%	177,496
2005	11.493338	12.065848	4.98%	224,123
2004*	10.000000	11.493338	14.93%	292,520
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	13.135723	18.545786	41.19%	88,162
2012	11.039157	13.135723	18.99%	65,594
2011	12.331917	11.039157	-10.48%	97,056
2010	9.972322	12.331917	23.66%	138,260
2009	6.217076	9.972322	60.40%	181,950
2008	11.131536	6.217076	-44.15%	162,683
2007	14.140714	11.131536	-21.28%	70,349
2006	12.000006	14.140714	17.84%	274,581
2005	11.713359	12.000006	2.45%	183,676
2004*	10.000000	11.713359	17.13%	298,042
85

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.751255	5.516329	-4.08%	21,038
2012	6.208263	5.751255	-7.36%	65,995
2011	6.559811	6.208263	-5.36%	73,406
2010	6.949263	6.559811	-5.60%	81,148
2009	8.353109	6.949263	-16.81%	47,127
2008	8.004957	8.353109	4.35%	68,173
2007	9.088290	8.004957	-11.92%	31,759
2006	10.286860	9.088290	-11.65%	7,678
2005*	10.000000	10.286860	2.87%	5,241
Rydex Variable Trust - Technology Fund - Q/NQ
2013	13.611368	18.217047	33.84%	56,317
2012	12.296454	13.611368	10.69%	70,657
2011	13.699564	12.296454	-10.24%	88,016
2010	12.370259	13.699564	10.75%	121,779
2009	8.042347	12.370259	53.81%	172,727
2008	14.904288	8.042347	-46.04%	91,877
2007	13.660647	14.904288	9.10%	148,790
2006	13.050397	13.660647	4.68%	65,032
2005	12.803422	13.050397	1.93%	108,584
2004	12.805138	12.803422	-0.01%	163,790
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.840502	9.103843	16.11%	23,098
2012	7.564323	7.840502	3.65%	33,533
2011	8.939669	7.564323	-15.38%	60,418
2010	7.897611	8.939669	13.19%	120,600
2009	6.208622	7.897611	27.20%	102,359
2008	11.490409	6.208622	-45.97%	71,209
2007	10.642985	11.490409	7.96%	135,244
2006	9.008629	10.642985	18.14%	102,639
2005	9.008350	9.008629	0.00%	55,060
2004	8.087695	9.008350	11.38%	132,835
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	16.813384	25.036490	48.91%	67,998
2012	14.465757	16.813384	16.23%	66,305
2011	16.464406	14.465757	-12.14%	75,529
2010	13.417697	16.464406	22.71%	101,616
2009	11.563371	13.417697	16.04%	69,125
2008	15.651490	11.563371	-26.12%	138,387
2007	17.353631	15.651490	-9.81%	20,698
2006	16.347878	17.353631	6.15%	30,465
2005	15.244346	16.347878	7.24%	138,779
2004	12.539029	15.244346	21.58%	187,324
86

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	12.357351	13.879786	12.32%	75,723
2012	12.363286	12.357351	-0.05%	121,719
2011	10.754991	12.363286	14.95%	174,005
2010	10.179554	10.754991	5.65%	154,539
2009	9.049477	10.179554	12.49%	179,680
2008	12.999381	9.049477	-30.39%	186,312
2007	11.652407	12.999381	11.56%	287,676
2006	9.744681	11.652407	19.58%	431,014
2005	8.915836	9.744681	9.30%	160,983
2004	7.688459	8.915836	15.96%	251,414
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	10.593756	10.177110	-3.93%	12,764
2012	10.634201	10.593756	-0.38%	10,478
2011	11.169079	10.634201	-4.79%	13,711
2010	11.970302	11.169079	-6.69%	22,300
2009	11.359173	11.970302	5.38%	81,289
2008	13.093703	11.359173	-13.25%	98,684
2007	11.214831	13.093703	16.75%	82,157
2006	9.720048	11.214831	15.38%	63,200
2005*	10.000000	9.720048	-2.80%	11,192
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.056297	0.56%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	12.031890	10.852083	-9.81%	7,569
2012	10.326281	12.031890	16.52%	19,395
2011*	10.000000	10.326281	3.26%	310
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.665032	10.820063	1.45%	11,639
2012	8.303049	10.665032	28.45%	14,466
2011*	10.000000	8.303049	-16.97%	494
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.998811	11.440853	14.42%	8,848
2012	8.896846	9.998811	12.39%	568
2011*	10.000000	8.896846	-11.03%	1,472
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.870786	8.599842	9.26%	76,211
2012	7.701774	7.870786	2.19%	55,572
2011*	10.000000	7.701774	-22.98%	7,189
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.633816	10.003913	3.84%	597
2012	9.618092	9.633816	0.16%	1,833
2011*	10.000000	9.618092	-3.82%	1,919
87

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.036177	11.430186	13.89%	0
2012	9.037847	10.036177	11.05%	0
2011*	10.000000	9.037847	-9.62%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.358200	3.58%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.133880	9.980867	-10.36%	0
2012	10.585628	11.133880	5.18%	0
2011*	10.000000	10.585628	5.86%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	12.416100	16.518235	33.04%	0
2012	11.047712	12.416100	12.39%	0
2011	10.938249	11.047712	1.00%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2013	11.197395	15.027939	34.21%	0
2012	10.033638	11.197395	11.60%	0
2011	10.134970	10.033638	-1.00%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	14.036512	18.110985	29.03%	0
2012	12.507859	14.036512	12.22%	0
2011	12.640868	12.507859	-1.05%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.428610	14.29%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.742348	12.039030	12.07%	0
2012	9.973646	10.742348	7.71%	0
2011	10.566598	9.973646	-5.61%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.668519	8.497567	-12.11%	0
2012	10.082635	9.668519	-4.11%	0
2011	11.784078	10.082635	-14.44%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.437716	10.627262	1.82%	0
2012*	10.000000	10.437716	4.38%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	9.949459	11.240420	12.98%	0
2012	9.050781	9.949459	9.93%	0
2011*	10.000000	9.050781	-9.49%	0
88

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
2013	16.118539	20.666995	28.22%	0
2012	14.168211	16.118539	13.77%	0
2011	14.878811	14.168211	-4.78%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	12.361509	15.473424	25.17%	0
2012	10.781987	12.361509	14.65%	0
2011	10.930168	10.781987	-1.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	11.200065	14.916659	33.18%	0
2012	9.995081	11.200065	12.06%	0
2011	10.206067	9.995081	-2.07%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.526765	10.915944	3.70%	0
2012*	10.000000	10.526765	5.27%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.294240	13.692515	21.23%	0
2012	9.998157	11.294240	12.96%	0
2011	10.366852	9.998157	-3.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.495390	4.95%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.369233	13.69%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.255353	2.55%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.683629	11.707973	20.90%	0
2012	8.694970	9.683629	11.37%	0
2011	9.575691	8.694970	-9.20%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	9.873183	10.653901	7.91%	0
2012	9.098761	9.873183	8.51%	0
2011	9.314574	9.098761	-2.32%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.306334	10.824596	16.31%	0
2012	8.452122	9.306334	10.11%	0
2011	9.007947	8.452122	-6.17%	0
89

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.721144	6.753810	0.49%	0
2012	7.728114	6.721144	-13.03%	0
2011	8.634444	7.728114	-10.50%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	11.387180	13.101023	15.05%	0
2012	11.132793	11.387180	2.29%	0
2011	12.163554	11.132793	-8.47%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.501537	8.464929	-0.43%	0
2012	8.490987	8.501537	0.12%	0
2011	8.384750	8.490987	1.27%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.111140	1.11%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.051318	0.51%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	9.996258	-0.04%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.021339	13.508614	22.57%	0
2012	9.441919	11.021339	16.73%	0
2011	10.387714	9.441919	-9.10%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.792759	-2.07%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.966927	-0.33%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.082866	10.719865	6.32%	0
2012	9.421565	10.082866	7.02%	0
2011*	10.000000	9.421565	-5.78%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.753990	17.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.517580	12.700856	20.76%	0
2012	9.279738	10.517580	13.34%	0
2011*	10.000000	9.279738	-7.20%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.725808	17.26%	0
90

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.461903	14.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.151791	14.142951	26.82%	0
2012	9.802320	11.151791	13.77%	0
2011	10.688893	9.802320	-8.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.952514	12.300475	12.31%	0
2012	10.068599	10.952514	8.78%	0
2011	10.419019	10.068599	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.092806	13.173911	18.76%	0
2012	9.965878	11.092806	11.31%	0
2011	10.537328	9.965878	-5.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.705280	11.003067	2.78%	0
2012	10.167450	10.705280	5.29%	0
2011	10.235316	10.167450	-0.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.270663	2.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.342614	3.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.026025	12.722959	15.39%	0
2012	10.018081	11.026025	10.06%	0
2011	10.471573	10.018081	-4.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.111426	13.525935	21.73%	0
2012	9.900441	11.111426	12.23%	0
2011	10.602550	9.900441	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.904669	11.881560	8.96%	0
2012	10.117270	10.904669	7.78%	0
2011	10.356558	10.117270	-2.31%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.712051	10.277470	-4.06%	0
2012	10.210052	10.712051	4.92%	0
2011*	10.000000	10.210052	2.10%	0
91

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.249896	2.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.314675	3.15%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.386889	9.194462	-2.05%	0
2012	9.583885	9.386889	-2.06%	0
2011	9.783904	9.583885	-2.04%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.530619	-4.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.114969	13.181907	18.60%	0
2012	9.823486	11.114969	13.15%	0
2011	11.096640	9.823486	-11.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.559173	15.218786	31.66%	0
2012	10.161534	11.559173	13.75%	0
2011	10.720302	10.161534	-5.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.827005	14.319873	32.26%	0
2012	9.400435	10.827005	15.18%	0
2011	10.219439	9.400435	-8.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2013	16.053605	21.848675	36.10%	0
2012	14.264417	16.053605	12.54%	0
2011	15.205505	14.264417	-6.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.745495	15.946391	35.77%	0
2012	10.460063	11.745495	12.29%	0
2011	11.176012	10.460063	-6.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.700981	15.550320	32.90%	0
2012	10.268050	11.700981	13.96%	0
2011	10.731640	10.268050	-4.32%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.273200	-7.27%	0
92

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.043987	9.848455	-1.95%	0
2012	9.905703	10.043987	1.40%	0
2011*	10.000000	9.905703	-0.94%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.123030	1.23%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.615909	-3.84%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.589168	9.760538	1.79%	0
2012*	10.000000	9.589168	-4.11%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.173048	10.423125	2.46%	0
2012*	10.000000	10.173048	1.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.371570	13.72%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.668426	10.461142	-1.94%	0
2012	9.487406	10.668426	12.45%	0
2011*	10.000000	9.487406	-5.13%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.369853	9.497917	-16.46%	0
2012	11.042551	11.369853	2.96%	0
2011	12.192985	11.042551	-9.44%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.656587	11.524179	-8.95%	0
2012	10.972678	12.656587	15.35%	0
2011	10.546687	10.972678	4.04%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.860943	10.854855	-8.48%	0
2012	11.507722	11.860943	3.07%	0
2011	10.835931	11.507722	6.20%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	11.933879	10.687899	-10.44%	0
2012	11.401830	11.933879	4.67%	0
2011	10.832178	11.401830	5.26%	0
93

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	11.919262	12.332174	3.46%	0
2012	10.656693	11.919262	11.85%	0
2011	10.538331	10.656693	1.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.123315	9.892751	-2.28%	0
2012	9.773742	10.123315	3.58%	0
2011*	10.000000	9.773742	-2.26%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.675195	10.225582	-4.21%	0
2012	9.953562	10.675195	7.25%	0
2011*	10.000000	9.953562	-0.46%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.922124	-0.78%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.121091	8.738353	-4.20%	0
2012	8.340058	9.121091	9.36%	0
2011	11.146730	8.340058	-25.18%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.709326	12.823298	9.51%	0
2012	10.333196	11.709326	13.32%	0
2011	10.767542	10.333196	-4.03%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.187657	13.133824	7.76%	0
2012	10.903224	12.187657	11.78%	0
2011	10.833504	10.903224	0.64%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	8.948379	10.077260	12.62%	0
2012	7.911625	8.948379	13.10%	0
2011	11.063904	7.911625	-28.49%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.699507	12.679317	30.72%	0
2012	7.423218	9.699507	30.66%	0
2011*	10.000000	7.423218	-25.77%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.160956	9.467095	16.00%	0
2012	7.680402	8.160956	6.26%	0
2011*	10.000000	7.680402	-23.20%	0
94

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2013	6.510595	4.683873	-28.06%	0
2012	7.969954	6.510595	-18.31%	0
2011	8.929765	7.969954	-10.75%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.825254	21.157616	64.97%	0
2012	9.305968	12.825254	37.82%	0
2011*	10.000000	9.305968	-6.94%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.275078	14.330310	27.10%	0
2012	10.107731	11.275078	11.55%	0
2011	10.318759	10.107731	-2.05%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.680768	13.438509	25.82%	0
2012	9.836593	10.680768	8.58%	0
2011*	10.000000	9.836593	-1.63%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.466597	15.709605	37.00%	0
2012	9.588095	11.466597	19.59%	0
2011*	10.000000	9.588095	-4.12%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	8.995936	8.245536	-8.34%	0
2012	8.618435	8.995936	4.38%	0
2011	10.957692	8.618435	-21.35%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.746817	12.804075	19.14%	0
2012	9.410461	10.746817	14.20%	0
2011	10.544011	9.410461	-10.75%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.058205	13.012424	29.37%	0
2012	8.233035	10.058205	22.17%	0
2011*	10.000000	8.233035	-17.67%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	10.985916	15.039081	36.89%	0
2012	9.553488	10.985916	14.99%	0
2011*	10.000000	9.553488	-4.47%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.853977	13.338028	35.36%	0
2012	8.687959	9.853977	13.42%	0
2011*	10.000000	8.687959	-13.12%	0
95

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2013	10.297008	12.052036	17.04%	0
2012	9.068105	10.297008	13.55%	0
2011	10.807367	9.068105	-16.09%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.871577	14.669377	48.60%	0
2012	8.415384	9.871577	17.30%	0
2011*	10.000000	8.415384	-15.85%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.532730	12.389450	45.20%	0
2012	7.085591	8.532730	20.42%	0
2011	8.880013	7.085591	-20.21%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.129996	15.953735	31.52%	0
2012	10.654915	12.129996	13.84%	0
2011	10.721400	10.654915	-0.62%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.118506	13.512137	21.53%	0
2012	11.032126	11.118506	0.78%	0
2011	11.015125	11.032126	0.15%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.330929	14.608950	28.93%	0
2012	10.342535	11.330929	9.56%	0
2011*	10.000000	10.342535	3.43%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.897872	4.192580	-39.22%	0
2012	8.241506	6.897872	-16.30%	0
2011*	10.000000	8.241506	-17.58%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.591413	10.383847	-1.96%	0
2012	9.228723	10.591413	14.77%	0
2011*	10.000000	9.228723	-7.71%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.888733	5.577540	14.09%	0
2012	5.363311	4.888733	-8.85%	0
2011	8.760901	5.363311	-38.78%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.228753	10.758344	30.74%	0
2012	8.766949	8.228753	-6.14%	0
2011*	10.000000	8.766949	-12.33%	0
96

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.655349	7.481152	-2.28%	0
2012	8.988517	7.655349	-14.83%	0
2011	8.292117	8.988517	8.40%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.624881	5.125810	-22.63%	0
2012	8.471441	6.624881	-21.80%	0
2011	8.495104	8.471441	-0.28%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.019421	4.162295	-30.85%	0
2012	7.568327	6.019421	-20.47%	0
2011	8.630520	7.568327	-12.31%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	9.971491	12.227733	22.63%	0
2012	9.229321	9.971491	8.04%	0
2011*	10.000000	9.229321	-7.71%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.808120	11.864284	9.77%	0
2012	9.470475	10.808120	14.12%	0
2011*	10.000000	9.470475	-5.30%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.572471	11.545826	-20.77%	0
2012	14.734892	14.572471	-1.10%	0
2011	10.481704	14.734892	40.58%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.360149	25.184423	75.38%	0
2012	10.961384	14.360149	31.01%	0
2011	11.325604	10.961384	-3.22%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.551970	1.787024	-49.69%	0
2012	5.598619	3.551970	-36.56%	0
2011	7.344336	5.598619	-23.77%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.555562	11.715663	10.99%	0
2012	10.761788	10.555562	-1.92%	0
2011*	10.000000	10.761788	7.62%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.006147	7.599986	26.54%	0
2012	4.936615	6.006147	21.67%	0
2011	6.480483	4.936615	-23.82%	0
97

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	20.784266	20.612470	-0.83%	0
2012	19.165088	20.784266	8.45%	0
2011	23.420622	19.165088	-18.17%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	13.849700	20.919165	51.04%	0
2012	10.398495	13.849700	33.19%	0
2011	9.599023	10.398495	8.33%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.642200	4.401004	-5.20%	0
2012	4.807287	4.642200	-3.43%	0
2011	5.256969	4.807287	-8.55%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	18.888341	23.728222	25.62%	0
2012	17.684643	18.888341	6.81%	0
2011	15.869726	17.684643	11.44%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.287758	16.395283	59.37%	0
2012	8.966259	10.287758	14.74%	0
2011	8.390919	8.966259	6.86%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.343422	8.391452	32.29%	0
2012	6.409178	6.343422	-1.03%	0
2011	7.834934	6.409178	-18.20%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	20.435251	24.713859	20.94%	0
2012	20.374481	20.435251	0.30%	0
2011	22.092131	20.374481	-7.77%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	22.906488	27.796988	21.35%	0
2012	23.293111	22.906488	-1.66%	0
2011	26.216155	23.293111	-11.15%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	9.187035	11.148856	21.35%	0
2012	7.709804	9.187035	19.16%	0
2011	9.274938	7.709804	-16.87%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	7.758489	9.693558	24.94%	0
2012	6.456613	7.758489	20.16%	0
2011	7.747853	6.456613	-16.67%	0
98

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	17.764322	14.224155	-19.93%	0
2012	17.607952	17.764322	0.89%	0
2011	12.704941	17.607952	38.59%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	12.824665	17.814618	38.91%	0
2012	11.175457	12.824665	14.76%	0
2011	10.897979	11.175457	2.55%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2013	16.645358	24.657021	48.13%	0
2012	14.242080	16.645358	16.87%	0
2011	16.507914	14.242080	-13.73%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.878701	1.032540	-45.04%	0
2012	2.473628	1.878701	-24.05%	0
2011	3.462839	2.473628	-28.57%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.366751	3.801018	12.90%	0
2012	3.664404	3.366751	-8.12%	0
2011	5.377997	3.664404	-31.86%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.132854	2.222559	-29.06%	0
2012	3.917981	3.132854	-20.04%	0
2011	4.316360	3.917981	-9.23%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	1.837899	1.277208	-30.51%	0
2012	2.306557	1.837899	-20.32%	0
2011	2.618577	2.306557	-11.92%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	2.949293	1.997635	-32.27%	0
2012	3.679145	2.949293	-19.84%	0
2011	4.065489	3.679145	-9.50%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.520565	2.533963	-28.02%	0
2012	4.329656	3.520565	-18.69%	0
2011	4.859535	4.329656	-10.90%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	7.994177	12.215344	52.80%	0
2012	6.795676	7.994177	17.64%	0
2011	9.764235	6.795676	-30.40%	0
99

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	17.074139	23.817266	39.49%	0
2012	14.368762	17.074139	18.83%	0
2011	14.317870	14.368762	0.36%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	19.588560	28.825873	47.16%	0
2012	16.085882	19.588560	21.77%	0
2011	17.771277	16.085882	-9.48%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	11.987896	21.161832	76.53%	0
2012	9.125279	11.987896	31.37%	0
2011	9.379279	9.125279	-2.71%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	16.402785	21.629001	31.86%	0
2012	14.341606	16.402785	14.37%	0
2011	14.330281	14.341606	0.08%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2013	10.282134	15.005619	45.94%	0
2012	8.587440	10.282134	19.73%	0
2011	8.870371	8.587440	-3.19%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	21.342081	11.266619	-47.21%	0
2012	22.720947	21.342081	-6.07%	0
2011	30.584193	22.720947	-25.71%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	17.372351	17.687358	1.81%	0
2012	14.987370	17.372351	15.91%	0
2011	14.961537	14.987370	0.17%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	16.505873	21.955371	33.02%	0
2012	14.431689	16.505873	14.37%	0
2011	13.991722	14.431689	3.14%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	15.048542	23.372581	55.31%	0
2012	12.582994	15.048542	19.59%	0
2011	14.628512	12.582994	-13.98%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	8.511946	14.066572	65.26%	0
2012	6.716570	8.511946	26.73%	0
2011	7.138777	6.716570	-5.91%	0
100

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.175783	16.854102	38.42%	0
2012	10.970958	12.175783	10.98%	0
2011	11.323340	10.970958	-3.11%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.061218	17.161609	42.29%	0
2012	10.074748	12.061218	19.72%	0
2011	10.621786	10.074748	-5.15%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	17.305551	22.722880	31.30%	0
2012	15.224472	17.305551	13.67%	0
2011	15.645397	15.224472	-2.69%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	13.267529	17.648711	33.02%	0
2012	11.578859	13.267529	14.58%	0
2011	12.731164	11.578859	-9.05%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	13.975540	19.343689	38.41%	0
2012	12.900233	13.975540	8.34%	0
2011	12.722433	12.900233	1.40%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.134779	16.976804	39.90%	0
2012	10.291844	12.134779	17.91%	0
2011	11.602596	10.291844	-11.30%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.382494	5.115626	-4.96%	0
2012	5.863773	5.382494	-8.21%	0
2011	6.252565	5.863773	-6.22%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	12.280544	16.286388	32.62%	0
2012	11.196403	12.280544	9.68%	0
2011	12.588415	11.196403	-11.06%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.073790	8.138836	15.06%	0
2012	6.887485	7.073790	2.70%	0
2011	8.214467	6.887485	-16.15%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	15.169427	22.383101	47.55%	0
2012	13.171524	15.169427	15.17%	0
2011	15.128956	13.171524	-12.94%	0
101

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	11.149573	12.409186	11.30%	0
2012	11.257706	11.149573	-0.96%	0
2011	9.882964	11.257706	13.91%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	9.914477	9.437825	-4.81%	0
2012	10.043993	9.914477	-1.29%	0
2011	10.645956	10.043993	-5.65%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.043705	0.44%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.850047	10.590702	-10.63%	0
2012	10.263852	11.850047	15.45%	0
2011*	10.000000	10.263852	2.64%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.503700	10.559343	0.53%	0
2012	8.252730	10.503700	27.28%	0
2011*	10.000000	8.252730	-17.47%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.847602	11.165289	13.38%	0
2012	8.842987	9.847602	11.36%	0
2011*	10.000000	8.842987	-11.57%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.751617	8.392511	8.27%	0
2012	7.655066	7.751617	1.26%	0
2011*	10.000000	7.655066	-23.45%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.488136	9.762933	2.90%	0
2012	9.559913	9.488136	-0.75%	0
2011*	10.000000	9.559913	-4.40%	0
102

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
103

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
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•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
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Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
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A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The
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maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
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Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In US. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
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Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2013, that amount is $11,950.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
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•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
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(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar
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year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after
113

December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
114

America's marketFLEX® Annuity
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2014
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-4
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2014. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $183.1 billion as of December 31, 2013.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2013. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2013; therefore, no Condensed Financial Information is available:
•	Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund
•	Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund
•	Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.190275	11.712278	14.94%	9,012
2012	9.092887	10.190275	12.07%	5,331
2011*	10.000000	9.092887	-9.07%	268
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.371171	3.71%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.304746	10.227183	-9.53%	39,299
2012	10.649990	11.304746	6.15%	56,667
2011*	10.000000	10.649990	6.50%	46,476

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	13.688803	18.378583	34.26%	48,160
2012	12.069015	13.688803	13.42%	57,250
2011	11.840872	12.069015	1.93%	70,531
2010	10.493978	11.840872	12.83%	73,760
2009	8.989294	10.493978	16.74%	92,609
2008	13.902389	8.989294	-35.34%	84,217
2007	14.074488	13.902389	-1.22%	118,419
2006	12.159935	14.074488	15.74%	192,225
2005	11.756563	12.159935	3.43%	100,746
2004	10.525732	11.756563	11.69%	62,053
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2013	12.345207	16.720507	35.44%	13,097
2012	10.961243	12.345207	12.63%	13,031
2011	10.971372	10.961243	-0.09%	10,396
2010	9.559437	10.971372	14.77%	23,683
2009	7.188079	9.559437	32.99%	20,826
2008	12.434677	7.188079	-42.19%	16,458
2007	10.393580	12.434677	19.64%	45,630
2006	10.870614	10.393580	-4.39%	79,699
2005	10.763398	10.870614	1.00%	89,757
2004	9.837267	10.763398	9.41%	24,037
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	15.475320	20.150761	30.21%	72,286
2012	13.664134	15.475320	13.26%	50,350
2011	13.683949	13.664134	-0.14%	67,142
2010	12.204817	13.683949	12.12%	90,175
2009	10.301128	12.204817	18.48%	105,185
2008	14.231919	10.301128	-27.62%	144,035
2007	15.178318	14.231919	-6.24%	146,727
2006	12.940540	15.178318	17.29%	312,472
2005	12.463283	12.940540	3.83%	170,033
2004	11.027630	12.463283	13.02%	129,405
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.498634	14.99%	15,354
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	11.007188	12.449150	13.10%	400,987
2012	10.126286	11.007188	8.70%	385,665
2011	10.630831	10.126286	-4.75%	424,086
2010*	10.000000	10.630831	6.31%	267,792
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.906911	8.787117	-11.30%	10,119
2012	10.236918	9.906911	-3.22%	12,133
2011	11.855684	10.236918	-13.65%	25,811
2010*	10.000000	11.855684	18.56%	11,810

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.501527	10.790477	2.75%	3,745
2012*	10.000000	10.501527	5.02%	1,033,315
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.102230	11.517849	14.01%	18,366
2012	9.105894	10.102230	10.94%	53,590
2011*	10.000000	9.105894	-8.94%	46,937
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
2013	17.770667	22.994540	29.40%	91,255
2012	15.477918	17.770667	14.81%	93,265
2011	16.106491	15.477918	-3.90%	120,161
2010	13.933018	16.106491	15.60%	155,708
2009	10.405189	13.933018	33.90%	201,766
2008	18.367123	10.405189	-43.35%	337,282
2007	15.841706	18.367123	15.94%	513,488
2006	14.382262	15.841706	10.15%	393,422
2005	12.469773	14.382262	15.34%	373,815
2004	10.955525	12.469773	13.82%	132,240
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	13.628775	17.216356	26.32%	80,067
2012	11.778884	13.628775	15.71%	71,393
2011	11.832260	11.778884	-0.45%	83,959
2010	10.417301	11.832260	13.58%	115,306
2009	8.109964	10.417301	28.45%	176,781
2008	14.347754	8.109964	-43.48%	224,634
2007	14.333388	14.347754	0.10%	308,261
2006	12.094235	14.333388	18.51%	444,759
2005	11.584614	12.094235	4.40%	260,419
2004	10.541627	11.584614	9.89%	98,808
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	12.348208	16.596785	34.41%	98,936
2012	10.919174	12.348208	13.09%	99,764
2011	11.048369	10.919174	-1.17%	121,485
2010	9.023836	11.048369	22.44%	120,991
2009	7.133178	9.023836	26.51%	162,815
2008	13.695686	7.133178	-47.92%	126,202
2007	10.939741	13.695686	25.19%	462,950
2006	10.383122	10.939741	5.36%	134,259
2005	9.953899	10.383122	4.31%	200,685
2004	9.764143	9.953899	1.94%	66,766
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.591131	11.083598	4.65%	35,771
2012*	10.000000	10.591131	5.91%	32,365

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.572744	14.158974	22.35%	170,507
2012	10.151217	11.572744	14.00%	104,806
2011	10.429885	10.151217	-2.67%	39,808
2010*	10.000000	10.429885	4.30%	45,436
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.559773	5.60%	377
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.438882	14.39%	195,391
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.268198	2.68%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	10.237032	12.490703	22.01%	342,230
2012	9.108003	10.237032	12.40%	329,658
2011	9.939377	9.108003	-8.36%	398,585
2010	8.733167	9.939377	13.81%	410,855
2009	6.337416	8.733167	37.80%	246,971
2008	11.265455	6.337416	-43.74%	102,581
2007	10.017545	11.265455	12.46%	250,428
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.437285	11.366070	8.90%	259,510
2012	9.530838	10.437285	9.51%	235,752
2011	9.668268	9.530838	-1.42%	227,353
2010	8.812545	9.668268	9.71%	178,152
2009	7.272727	8.812545	21.17%	88,589
2008	10.521594	7.272727	-30.88%	29,545
2007	10.020827	10.521594	5.00%	40,251
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.801735	11.505523	17.38%	132,419
2012	8.820814	9.801735	11.12%	210,134
2011	9.315454	8.820814	-5.31%	252,486
2010	8.284648	9.315454	12.44%	252,111
2009	6.171830	8.284648	34.23%	121,898
2008	10.790387	6.171830	-42.80%	43,679
2007*	10.000000	10.790387	7.90%	46,078
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.974960	7.073268	1.41%	42,874
2012	7.946695	6.974960	-12.23%	78,040
2011	8.797988	7.946695	-9.68%	212,712
2010	9.226584	8.797988	-4.65%	195,472
2009	9.724310	9.226584	-5.12%	191,817
2008*	10.000000	9.724310	-2.76%	19,804

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	12.554432	14.576609	16.11%	94,403
2012	12.161921	12.554432	3.23%	118,334
2011	13.167221	12.161921	-7.63%	138,911
2010	11.977801	13.167221	9.93%	192,125
2009	9.519028	11.977801	25.83%	207,602
2008	16.249173	9.519028	-41.42%	304,753
2007	13.392897	16.249173	21.33%	424,680
2006	12.163376	13.392897	10.11%	367,419
2005	10.820869	12.163376	12.41%	389,481
2004	9.887358	10.820869	9.44%	267,788
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	9.070997	9.114924	0.48%	139,270
2012	8.977036	9.070997	1.05%	241,489
2011	8.784243	8.977036	2.19%	177,994
2010	8.369048	8.784243	4.96%	222,802
2009	8.753879	8.369048	-4.40%	183,098
2008	10.895483	8.753879	-19.66%	243,561
2007	10.615800	10.895483	2.63%	229,357
2006	10.070102	10.615800	5.42%	234,528
2005*	10.000000	10.070102	0.70%	7,604
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.173147	1.73%	60,207
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.063917	0.64%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.008784	0.09%	186
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.293100	13.968783	23.69%	310,554
2012	9.586475	11.293100	17.80%	239,935
2011	10.450864	9.586475	-8.27%	301,931
2010*	10.000000	10.450864	4.51%	254,838
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.852806	-1.47%	36,427
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	10.028063	0.28%	126,979
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.237670	10.984430	7.29%	12,447
2012	9.478912	10.237670	8.00%	12,092
2011*	10.000000	9.478912	-5.21%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.826012	18.26%	195
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.679055	13.014285	21.87%	150,793
2012	9.336248	10.679055	14.38%	116,965
2011*	10.000000	9.336248	-6.64%	10,333
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.829350	18.29%	8,346
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.563118	15.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.426800	14.624777	27.99%	32,355
2012	9.952402	11.426800	14.81%	69
2011	10.753887	9.952402	-7.45%	3,923
2010*	10.000000	10.753887	7.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.222532	12.719491	13.34%	34,884
2012	10.222686	11.222532	9.78%	27,255
2011	10.482360	10.222686	-2.48%	25,765
2010*	10.000000	10.482360	4.82%	13,184
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.366316	13.622699	19.85%	52,002
2012	10.118419	11.366316	12.33%	61,578
2011	10.601405	10.118419	-4.56%	59,317
2010*	10.000000	10.601405	6.01%	22,418
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.969180	11.377902	3.73%	121,797
2012	10.323006	10.969180	6.26%	192,253
2011	10.297554	10.323006	0.25%	165,705
2010*	10.000000	10.297554	2.98%	219,225
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.283526	2.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.355564	3.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.297856	13.156354	16.45%	92,527
2012	10.171398	11.297856	11.07%	55,011
2011	10.535235	10.171398	-3.45%	84,854
2010*	10.000000	10.535235	5.35%	89,462

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.385398	13.986706	22.85%	94,461
2012	10.051996	11.385398	13.27%	43,597
2011	10.667009	10.051996	-5.77%	29,203
2010*	10.000000	10.667009	6.67%	45,815
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.173512	12.286323	9.96%	2,875
2012	10.272091	11.173512	8.78%	2,792
2011	10.419519	10.272091	-1.41%	3,333
2010*	10.000000	10.419519	4.20%	3,581
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.876465	10.531113	-3.18%	27,945
2012	10.272149	10.876465	5.88%	35,306
2011*	10.000000	10.272149	2.72%	54,265
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.262735	2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.327599	3.28%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.652863	9.541854	-1.15%	2,640,530
2012	9.765464	9.652863	-1.15%	2,800,504
2011	9.878753	9.765464	-1.15%	4,184,346
2010	9.993664	9.878753	-1.15%	4,145,662
2009*	10.000000	9.993664	-0.06%	5,551,458
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.589090	-4.11%	1,506
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.389049	13.630988	19.69%	11,003
2012	9.973886	11.389049	14.19%	13,836
2011	11.164071	9.973886	-10.66%	17,549
2010*	10.000000	11.164071	11.64%	14,035
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.844143	15.737133	32.87%	24,810
2012	10.317057	11.844143	14.80%	17,146
2011	10.785475	10.317057	-4.34%	17,281
2010*	10.000000	10.785475	7.85%	2,037
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	11.094008	14.807727	33.47%	26,542
2012	9.544369	11.094008	16.24%	14,881
2011	10.281595	9.544369	-7.17%	12,586
2010*	10.000000	10.281595	2.82%	537

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2013	16.603954	22.805157	37.35%	960
2012	14.618790	16.603954	13.58%	3,512
2011	15.441634	14.618790	-5.33%	4,403
2010	12.317693	15.441634	25.36%	7,026
2009*	10.000000	12.317693	23.18%	11,109
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	12.035125	16.489610	37.01%	22,640
2012	10.620190	12.035125	13.32%	19,766
2011	11.243957	10.620190	-5.55%	19,304
2010*	10.000000	11.243957	12.44%	31,796
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.989515	16.080060	34.12%	31,179
2012	10.425238	11.989515	15.00%	7,243
2011	10.796900	10.425238	-3.44%	5,288
2010*	10.000000	10.796900	7.97%	4,589
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.330098	-6.70%	840
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.198177	10.091531	-1.05%	143,770
2012	9.965957	10.198177	2.33%	109,456
2011*	10.000000	9.965957	-0.34%	148,246
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.135718	1.36%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.674891	-3.25%	14,762
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.637946	9.900334	2.72%	776
2012*	10.000000	9.637946	-3.62%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.224786	10.572379	3.40%	12,735
2012*	10.000000	10.224786	2.25%	7,387
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.441237	14.41%	6,543
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.832183	10.719310	-1.04%	81,243
2012	9.545134	10.832183	13.48%	114,940
2011*	10.000000	9.545134	-4.55%	231,715

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.650081	9.821469	-15.70%	5,345
2012	11.211470	11.650081	3.91%	13,862
2011	12.267049	11.211470	-8.60%	19,984
2010*	10.000000	12.267049	22.67%	23,613
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.968663	11.916825	-8.11%	27,733
2012	11.140588	12.968663	16.41%	158,257
2011	10.610842	11.140588	4.99%	62,265
2010*	10.000000	10.610842	6.11%	212,170
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.154303	11.225544	-7.64%	13,324
2012	11.684694	12.154303	4.02%	29,241
2011	10.902661	11.684694	7.17%	30,001
2010*	10.000000	10.902661	9.03%	15,870
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.228120	11.052050	-9.62%	22,561
2012	11.576295	12.228120	5.63%	43,899
2011	10.898068	11.576295	6.22%	63,277
2010*	10.000000	10.898068	8.98%	66,198
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.213141	12.752348	4.41%	286,022
2012	10.819751	12.213141	12.88%	622,667
2011	10.602429	10.819751	2.05%	272,532
2010*	10.000000	10.602429	6.02%	303,175
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.279493	10.137685	-1.38%	152,178
2012	9.833932	10.279493	4.53%	220,928
2011*	10.000000	9.833932	-1.66%	24,302
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.839073	10.477962	-3.33%	172,012
2012	10.014102	10.839073	8.24%	305,577
2011*	10.000000	10.014102	0.14%	142,965
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.934562	-0.65%	135
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.346071	9.036190	-3.32%	24,163
2012	8.467769	9.346071	10.37%	56,926
2011	11.214462	8.467769	-24.49%	46,926
2010*	10.000000	11.214462	12.14%	86,823

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.998937	13.261208	10.52%	5,564
2012	10.492107	11.998937	14.36%	15,489
2011	10.833857	10.492107	-3.15%	30,735
2010*	10.000000	10.833857	8.34%	47,905
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.488041	13.581147	8.75%	888,191
2012	11.070022	12.488041	12.81%	192,539
2011	10.899347	11.070022	1.57%	31,269
2010*	10.000000	10.899347	8.99%	56,281
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.169118	10.420686	13.65%	17,354
2012	8.032787	9.169118	14.15%	25,787
2011	11.131138	8.032787	-27.83%	6,441
2010*	10.000000	11.131138	11.31%	28,513
ProFunds - ProFund VP Banks - Q/NQ
2013	9.848595	12.992395	31.92%	9,790
2012	7.468545	9.848595	31.87%	17,911
2011*	10.000000	7.468545	-25.31%	6
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.286361	9.700881	17.07%	5,638
2012	7.727250	8.286361	7.24%	3,956
2011*	10.000000	7.727250	-22.73%	5,626
ProFunds - ProFund VP Bear - Q/NQ
2013	6.671202	4.843562	-27.40%	15,864
2012	8.091944	6.671202	-17.56%	22,603
2011	8.984118	8.091944	-9.93%	24,922
2010*	10.000000	8.984118	-10.16%	53,128
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	13.022042	21.679378	66.48%	16,314
2012	9.362623	13.022042	39.09%	13,732
2011*	10.000000	9.362623	-6.37%	713
ProFunds - ProFund VP Bull - Q/NQ
2013	11.553094	14.818483	28.26%	67,868
2012	10.262459	11.553094	12.58%	15,430
2011	10.381518	10.262459	-1.15%	60,895
2010*	10.000000	10.381518	3.82%	29,423
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.844733	13.770105	26.98%	3,938
2012	9.896459	10.844733	9.58%	2,333
2011*	10.000000	9.896459	-1.04%	3,461

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.642635	16.097227	38.26%	12,673
2012	9.646469	11.642635	20.69%	5,982
2011*	10.000000	9.646469	-3.54%	1,561
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.217846	8.526611	-7.50%	22,388
2012	8.750409	9.217846	5.34%	51,893
2011	11.024282	8.750409	-20.63%	31,490
2010*	10.000000	11.024282	10.24%	98,971
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	11.011885	13.240391	20.24%	9,254
2012	9.554602	11.011885	15.25%	5,152
2011	10.608140	9.554602	-9.93%	2,193
2010*	10.000000	10.608140	6.08%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.212736	13.333653	30.56%	12,906
2012	8.283256	10.212736	23.29%	1,897
2011*	10.000000	8.283256	-17.17%	7
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.154549	15.410093	38.15%	22,777
2012	9.611633	11.154549	16.05%	9,786
2011*	10.000000	9.611633	-3.88%	4,573
ProFunds - ProFund VP Industrials - Q/NQ
2013	10.005314	13.667217	36.60%	42,380
2012	8.740898	10.005314	14.47%	7,252
2011*	10.000000	8.740898	-12.59%	1,246
ProFunds - ProFund VP International - Q/NQ
2013	10.550995	12.462748	18.12%	21,783
2012	9.207002	10.550995	14.60%	23,066
2011	10.873060	9.207002	-15.32%	34,252
2010*	10.000000	10.873060	8.73%	73,324
ProFunds - ProFund VP Internet - Q/NQ
2013	10.023171	15.031372	49.97%	10,567
2012	8.466646	10.023171	18.38%	1,034
2011*	10.000000	8.466646	-15.33%	392
ProFunds - ProFund VP Japan - Q/NQ
2013	8.743267	12.811693	46.53%	3,681
2012	7.194145	8.743267	21.53%	2,083
2011	8.934040	7.194145	-19.47%	7,891
2010*	10.000000	8.934040	-10.66%	162

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.428971	16.497018	32.73%	26,024
2012	10.817934	12.428971	14.89%	60,217
2011	10.786581	10.817934	0.29%	77,265
2010*	10.000000	10.786581	7.87%	8,547
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.392684	13.972512	22.64%	18,445
2012	11.201005	11.392684	1.71%	14,272
2011	11.082122	11.201005	1.07%	16,448
2010*	10.000000	11.082122	10.82%	36,763
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.504871	14.969389	30.11%	9,659
2012	10.405457	11.504871	10.57%	10,406
2011*	10.000000	10.405457	4.05%	7,074
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	7.003845	4.296182	-38.66%	27,918
2012	8.291697	7.003845	-15.53%	28,146
2011*	10.000000	8.291697	-17.08%	49,065
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.754039	10.640197	-1.06%	9,256
2012	9.284934	10.754039	15.82%	12,411
2011*	10.000000	9.284934	-7.15%	4,735
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	5.009512	5.767817	15.14%	25,782
2012	5.445583	5.009512	-8.01%	8,036
2011	8.814301	5.445583	-38.22%	26,889
2010*	10.000000	8.814301	-11.86%	11,654
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.355238	11.023999	31.94%	3,120
2012	8.820362	8.355238	-5.27%	0
2011*	10.000000	8.820362	-11.80%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.844157	7.736079	-1.38%	2,145
2012	9.126074	7.844157	-14.05%	933
2011	8.342637	9.126074	9.39%	373
2010*	10.000000	8.342637	-16.57%	782
ProFunds - ProFund VP Short International - Q/NQ
2013	6.788299	5.300550	-21.92%	145
2012	8.601065	6.788299	-21.08%	947
2011	8.546855	8.601065	0.63%	324
2010*	10.000000	8.546855	-14.53%	1,389

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.167984	4.304259	-30.22%	0
2012	7.684226	6.167984	-19.73%	679
2011	8.683074	7.684226	-11.50%	165
2010*	10.000000	8.683074	-13.17%	2,797
ProFunds - ProFund VP Technology - Q/NQ
2013	10.124566	12.529431	23.75%	5,500
2012	9.285502	10.124566	9.04%	4,550
2011*	10.000000	9.285502	-7.14%	1,673
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.974020	12.157072	10.78%	3,130
2012	9.528127	10.974020	15.17%	3,796
2011*	10.000000	9.528127	-4.72%	378
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.931766	11.939193	-20.04%	5,959
2012	14.960360	14.931766	-0.19%	100,535
2011	10.545466	14.960360	41.87%	20,736
2010*	10.000000	10.545466	5.45%	90,588
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.714018	26.041697	76.99%	14,170
2012	11.129129	14.714018	32.21%	18,015
2011	11.394429	11.129129	-2.33%	22,877
2010*	10.000000	11.394429	13.94%	12,189
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.639751	1.848050	-49.23%	169
2012	5.684453	3.639751	-35.97%	169
2011	7.389126	5.684453	-23.07%	169
2010*	10.000000	7.389126	-26.11%	170
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.717614	12.004824	12.01%	6,489
2012	10.827258	10.717614	-1.01%	13,248
2011*	10.000000	10.827258	8.27%	18,290
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.657531	8.501562	27.70%	35,209
2012	5.422063	6.657531	22.79%	94,330
2011	7.052969	5.422063	-23.12%	75,105
2010	6.312005	7.052969	11.74%	134,051
2009	6.612566	6.312005	-4.55%	59,851
2008	11.370105	6.612566	-41.84%	127,232
2007	15.775194	11.370105	-27.92%	75,935
2006	14.345009	15.775194	9.97%	91,962
2005	14.924061	14.345009	-3.88%	39,053
2004	13.158620	14.924061	13.42%	41,009

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	23.036585	23.056148	0.08%	55,065
2012	21.048101	23.036585	9.45%	82,191
2011	25.487828	21.048101	-17.42%	84,840
2010	20.354782	25.487828	25.22%	159,935
2009	13.245718	20.354782	53.67%	131,995
2008	24.541698	13.245718	-46.03%	124,992
2007	18.533610	24.541698	32.42%	335,938
2006	15.330613	18.533610	20.89%	270,767
2005	14.906475	15.330613	2.85%	132,249
2004	12.479977	14.906475	19.44%	217,906
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	15.350678	23.399068	52.43%	63,054
2012	11.420351	15.350678	34.42%	70,950
2011	10.446590	11.420351	9.32%	81,328
2010	9.546440	10.446590	9.43%	83,696
2009	8.160831	9.546440	16.98%	89,296
2008	9.357862	8.160831	-12.79%	269,603
2007	9.067923	9.357862	3.20%	94,051
2006	9.488486	9.067923	-4.43%	79,873
2005	8.673278	9.488486	9.40%	242,690
2004	8.678797	8.673278	-0.06%	41,954
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.960493	4.745976	-4.32%	172,283
2012	5.089993	4.960493	-2.54%	226,303
2011	5.515556	5.089993	-7.72%	305,081
2010	5.164979	5.515556	6.79%	455,749
2009	4.683557	5.164979	10.28%	340,434
2008	9.294898	4.683557	-49.61%	240,532
2007	7.177332	9.294898	29.50%	275,482
2006	8.840859	7.177332	-18.82%	75,975
2005*	10.000000	8.840859	-11.59%	31,638
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	20.934393	26.540036	26.78%	58,554
2012	19.421429	20.934393	7.79%	84,421
2011	17.270004	19.421429	12.46%	115,935
2010	14.896410	17.270004	15.93%	117,587
2009	12.651076	14.896410	17.75%	106,469
2008	16.705865	12.651076	-24.27%	96,004
2007	15.215528	16.705865	9.79%	100,352
2006	13.107925	15.215528	16.08%	131,789
2005	13.312717	13.107925	-1.54%	31,508
2004	11.886246	13.312717	12.00%	107,024

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	11.136225	17.910298	60.83%	135,641
2012	9.617179	11.136225	15.80%	287,772
2011	8.918294	9.617179	7.84%	261,099
2010	7.241596	8.918294	23.15%	224,877
2009	5.352421	7.241596	35.30%	377,151
2008	14.143597	5.352421	-62.16%	457,514
2007	13.230610	14.143597	6.90%	227,834
2006	10.252645	13.230610	29.05%	221,205
2005	10.782122	10.252645	-4.91%	122,833
2004*	10.000000	10.782122	7.82%	183,294
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	7.031151	9.386616	33.50%	56,924
2012	7.039135	7.031151	-0.11%	84,750
2011	8.526736	7.039135	-17.45%	85,626
2010	7.873594	8.526736	8.30%	170,413
2009	4.635020	7.873594	69.87%	211,336
2008	9.398954	4.635020	-50.69%	27,048
2007	9.752427	9.398954	-3.62%	20,444
2006	9.626347	9.752427	1.31%	10,509
2005	9.374996	9.626347	2.68%	57,630
2004	12.155900	9.374996	-22.88%	221,280
Rydex Variable Trust - Energy Fund - Q/NQ
2013	22.649686	27.643555	22.05%	58,481
2012	22.376203	22.649686	1.22%	72,998
2011	24.042017	22.376203	-6.93%	91,944
2010	20.429160	24.042017	17.68%	131,094
2009	14.921946	20.429160	36.91%	105,297
2008	27.973373	14.921946	-46.66%	178,645
2007	21.244157	27.973373	31.68%	300,446
2006	19.200634	21.244157	10.64%	198,671
2005	14.019810	19.200634	36.95%	242,588
2004	10.722492	14.019810	30.75%	226,754
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	25.389306	31.092936	22.46%	59,189
2012	25.582080	25.389306	-0.75%	69,014
2011	28.530500	25.582080	-10.33%	88,763
2010	22.897854	28.530500	24.60%	130,555
2009	14.262018	22.897854	60.55%	143,019
2008	34.031250	14.262018	-58.09%	133,471
2007	25.112820	34.031250	35.51%	214,827
2006	22.890848	25.112820	9.71%	141,325
2005	15.614496	22.890848	46.60%	237,854
2004	11.811050	15.614496	32.20%	77,398

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	10.182896	12.470864	22.47%	61,809
2012	8.467607	10.182896	20.26%	97,954
2011	10.093844	8.467607	-16.11%	61,492
2010	11.444428	10.093844	-11.80%	83,355
2009	8.534845	11.444428	34.09%	184,690
2008	19.128094	8.534845	-55.38%	176,084
2007	17.116166	19.128094	11.75%	446,601
2006	13.369428	17.116166	28.02%	392,099
2005	12.716325	13.369428	5.14%	311,299
2004	11.075208	12.716325	14.82%	414,645
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.599651	10.843183	26.09%	69,299
2012	7.091335	8.599651	21.27%	130,855
2011	8.432106	7.091335	-15.90%	126,776
2010	7.458789	8.432106	13.05%	186,109
2009	6.304689	7.458789	18.31%	153,895
2008	12.276218	6.304689	-48.64%	135,405
2007	15.295892	12.276218	-19.74%	62,489
2006	13.255559	15.295892	15.39%	189,747
2005	12.971124	13.255559	2.19%	164,801
2004	11.204171	12.971124	15.77%	120,559
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	19.688958	15.910093	-19.19%	78,401
2012	19.337480	19.688958	1.82%	101,549
2011	13.826186	19.337480	39.86%	165,929
2010	12.703624	13.826186	8.84%	155,009
2009	18.772685	12.703624	-32.33%	147,772
2008	13.113130	18.772685	43.16%	370,537
2007	12.089355	13.113130	8.47%	315,112
2006	12.627431	12.089355	-4.26%	222,399
2005	11.862222	12.627431	6.45%	520,493
2004	11.074032	11.862222	7.12%	405,891
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	14.214210	19.926026	40.18%	97,108
2012	12.273316	14.214210	15.81%	107,630
2011	11.859849	12.273316	3.49%	127,957
2010	11.237162	11.859849	5.54%	135,062
2009	9.120033	11.237162	23.21%	176,296
2008	12.278483	9.120033	-25.72%	260,832
2007	11.716235	12.278483	4.80%	168,503
2006	11.275709	11.716235	3.91%	137,378
2005	10.309163	11.275709	9.38%	198,679
2004	9.818013	10.309163	5.00%	162,730

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Internet Fund - Q/NQ
2013	18.449134	27.579841	49.49%	50,541
2012	15.641362	18.449134	17.95%	44,042
2011	17.965003	15.641362	-12.93%	52,403
2010	15.047987	17.965003	19.38%	130,324
2009	9.178537	15.047987	63.95%	90,692
2008	16.844570	9.178537	-45.51%	27,541
2007	15.437753	16.844570	9.11%	107,945
2006	14.235823	15.437753	8.44%	89,595
2005	14.601909	14.235823	-2.51%	168,555
2004	12.748252	14.601909	14.54%	112,822
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	2.033734	1.128038	-44.53%	159,538
2012	2.653286	2.033734	-23.35%	87,727
2011	3.680580	2.653286	-27.91%	64,651
2010	5.341368	3.680580	-31.09%	282,731
2009	9.762742	5.341368	-45.29%	146,056
2008	6.140424	9.762742	58.99%	109,116
2007	6.825793	6.140424	-10.04%	76,616
2006	8.826352	6.825793	-22.67%	239,283
2005	8.785848	8.826352	0.46%	52,799
2004*	10.000000	8.785848	-12.14%	58,091
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.678253	4.190827	13.94%	348,870
2012	3.966867	3.678253	-7.28%	174,490
2011	5.768926	3.966867	-31.24%	222,312
2010	6.693380	5.768926	-13.81%	365,820
2009	5.670499	6.693380	18.04%	486,250
2008	8.219706	5.670499	-31.01%	280,065
2007	8.708860	8.219706	-5.62%	207,004
2006	8.149326	8.708860	6.87%	430,618
2005	8.699668	8.149326	-6.33%	369,368
2004	9.851634	8.699668	-11.69%	422,442
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.391233	2.427986	-28.40%	9,906
2012	4.202369	3.391233	-19.30%	27,566
2011	4.587636	4.202369	-8.40%	23,263
2010	6.212076	4.587636	-26.15%	15,332
2009	9.709842	6.212076	-36.02%	22,276
2008	7.307483	9.709842	32.88%	33,113
2007	7.542666	7.307483	-3.12%	36,621
2006	7.933739	7.542666	-4.93%	118,580
2005	8.738896	7.933739	-9.21%	27,311
2004*	10.000000	8.738896	-12.61%	7,757

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	2.037179	1.428711	-29.87%	74,590
2012	2.533284	2.037179	-19.58%	124,650
2011	2.849849	2.533284	-11.11%	120,190
2010	3.661796	2.849849	-22.17%	171,939
2009	6.182135	3.661796	-40.77%	496,608
2008	4.224987	6.182135	46.32%	119,579
2007	4.817969	4.224987	-12.31%	244,883
2006	4.943186	4.817969	-2.53%	490,073
2005	4.937786	4.943186	0.11%	189,155
2004	5.665548	4.937786	-12.85%	182,623
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.192563	2.182305	-31.64%	17,923
2012	3.946213	3.192563	-19.10%	42,107
2011	4.321007	3.946213	-8.67%	77,925
2010	6.039865	4.321007	-28.46%	134,696
2009	9.100290	6.039865	-33.63%	242,376
2008	7.383028	9.100290	23.26%	76,018
2007	7.088828	7.383028	4.15%	108,287
2006	8.144778	7.088828	-12.96%	220,905
2005	8.498725	8.144778	-4.16%	115,091
2004*	10.000000	8.498725	-15.01%	9,685
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.902128	2.834435	-27.36%	146,643
2012	4.755067	3.902128	-17.94%	151,447
2011	5.288547	4.755067	-10.09%	212,538
2010	6.442719	5.288547	-17.91%	499,199
2009	8.996140	6.442719	-28.38%	618,729
2008	6.535677	8.996140	37.65%	206,465
2007	6.557795	6.535677	-0.34%	354,919
2006	7.172039	6.557795	-8.56%	337,630
2005	7.311622	7.172039	-1.91%	324,390
2004	8.237587	7.311622	-11.24%	299,168
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.860618	13.663568	54.21%	41,719
2012	7.463453	8.860618	18.72%	72,961
2011	10.625938	7.463453	-29.76%	44,612
2010	9.288706	10.625938	14.40%	79,777
2009	7.598005	9.288706	22.25%	59,695
2008	11.468090	7.598005	-33.75%	128,538
2007	13.070149	11.468090	-12.26%	73,537
2006	12.575856	13.070149	3.93%	207,706
2005	10.570918	12.575856	18.97%	598,105
2004	9.692643	10.570918	9.06%	153,701

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	18.924236	26.640357	40.77%	43,239
2012	15.780396	18.924236	19.92%	70,150
2011	15.581617	15.780396	1.28%	87,851
2010	12.093167	15.581617	28.85%	115,770
2009	8.947816	12.093167	35.15%	59,823
2008	17.781792	8.947816	-49.68%	16,170
2007	18.458246	17.781792	-3.66%	28,856
2006	15.123240	18.458246	22.05%	166,409
2005	16.081745	15.123240	-5.96%	18,281
2004	13.134496	16.081745	22.44%	209,284
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	21.711604	32.243302	48.51%	40,831
2012	17.666645	21.711604	22.90%	63,451
2011	19.340127	17.666645	-8.65%	73,766
2010	14.223663	19.340127	35.97%	143,352
2009	9.442032	14.223663	50.64%	105,765
2008	21.149756	9.442032	-55.36%	168,650
2007	20.654432	21.149756	2.40%	163,330
2006	18.914906	20.654432	9.20%	143,532
2005	16.774277	18.914906	12.76%	333,479
2004	13.892954	16.774277	20.74%	229,583
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	13.287501	23.671093	78.15%	142,335
2012	10.022354	13.287501	32.58%	123,977
2011	10.207707	10.022354	-1.82%	134,134
2010	7.542969	10.207707	35.33%	308,880
2009	3.503433	7.542969	115.30%	390,570
2008	12.935014	3.503433	-72.92%	437,087
2007	10.207461	12.935014	26.72%	437,034
2006	9.847099	10.207461	3.66%	260,252
2005	10.272747	9.847099	-4.14%	480,769
2004	9.099366	10.272747	12.90%	999,207
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	18.179847	24.192320	33.07%	84,571
2012	15.750375	18.179847	15.42%	87,274
2011	15.595012	15.750375	1.00%	107,235
2010	13.315080	15.595012	17.12%	176,818
2009	8.861757	13.315080	50.25%	242,227
2008	15.433917	8.861757	-42.58%	120,415
2007	13.252407	15.433917	16.46%	260,762
2006	12.674459	13.252407	4.56%	166,631
2005	12.680465	12.674459	-0.05%	243,774
2004	11.731438	12.680465	8.09%	754,362

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Nova Fund - Q/NQ
2013	11.396588	16.784679	47.28%	258,536
2012	9.431385	11.396588	20.84%	302,331
2011	9.653560	9.431385	-2.30%	267,471
2010	8.140463	9.653560	18.59%	419,978
2009	6.077306	8.140463	33.95%	507,133
2008	13.505039	6.077306	-55.00%	228,038
2007	13.510922	13.505039	-0.04%	345,385
2006	11.459012	13.510922	17.91%	505,362
2005	11.149791	11.459012	2.77%	528,778
2004	9.840538	11.149791	13.30%	821,362
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	23.655771	12.603080	-46.72%	158,930
2012	24.954231	23.655771	-5.20%	185,159
2011	33.284792	24.954231	-25.03%	207,277
2010	24.386260	33.284792	36.49%	364,462
2009	16.530467	24.386260	47.52%	300,134
2008	27.220790	16.530467	-39.27%	288,507
2007	23.035143	27.220790	18.17%	239,265
2006	19.190145	23.035143	20.04%	238,327
2005	16.058647	19.190145	19.50%	268,503
2004	18.937535	16.058647	-15.20%	171,902
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	19.255033	19.784356	2.75%	95,830
2012	16.460056	19.255033	16.98%	144,366
2011	16.282431	16.460056	1.09%	160,365
2010	13.191611	16.282431	23.43%	252,452
2009	10.653444	13.191611	23.82%	129,769
2008	18.467932	10.653444	-42.31%	98,752
2007	23.100685	18.467932	-20.05%	84,369
2006	17.876161	23.100685	29.23%	257,195
2005	16.877142	17.876161	5.92%	144,859
2004	13.179686	16.877142	28.05%	226,442
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	18.294182	24.557502	34.24%	45,234
2012	15.849316	18.294182	15.43%	41,997
2011	15.226552	15.849316	4.09%	85,666
2010	12.309188	15.226552	23.70%	75,937
2009	8.634008	12.309188	42.57%	24,702
2008	13.026525	8.634008	-33.72%	88,599
2007	15.079053	13.026525	-13.61%	20,713
2006	13.857675	15.079053	8.81%	31,660
2005	13.290296	13.857675	4.27%	14,923
2004	12.216001	13.290296	8.79%	87,884

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	16.679760	26.143810	56.74%	52,901
2012	13.819747	16.679760	20.70%	69,993
2011	15.920105	13.819747	-13.19%	87,580
2010	11.683388	15.920105	36.26%	137,599
2009	8.865915	11.683388	31.78%	83,153
2008	18.442661	8.865915	-51.93%	166,824
2007	20.006629	18.442661	-7.82%	149,770
2006	16.747069	20.006629	19.46%	1,006,925
2005	16.302944	16.747069	2.72%	623,100
2004	13.172980	16.302944	23.76%	1,792,370
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	9.434684	15.734501	66.77%	126,480
2012	7.376787	9.434684	27.90%	161,944
2011	7.769198	7.376787	-5.05%	237,033
2010	6.264193	7.769198	24.03%	404,136
2009	4.329333	6.264193	44.69%	449,753
2008	13.680530	4.329333	-68.35%	746,922
2007	13.756226	13.680530	-0.55%	175,955
2006	11.249719	13.756226	22.28%	358,907
2005	11.007672	11.249719	2.20%	158,304
2004	9.525916	11.007672	15.55%	121,328
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	13.179800	18.411396	39.69%	161,742
2012	11.767247	13.179800	12.00%	158,833
2011	12.034854	11.767247	-2.22%	261,372
2010	9.737339	12.034854	23.59%	250,064
2009	6.690287	9.737339	45.54%	230,411
2008	11.247697	6.690287	-40.52%	136,556
2007	10.846436	11.247697	3.70%	188,593
2006	10.409753	10.846436	4.19%	142,582
2005	10.346916	10.409753	0.61%	90,507
2004*	10.000000	10.346916	3.47%	209,570
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	13.055973	18.747520	43.59%	138,168
2012	10.806157	13.055973	20.82%	120,630
2011	11.289325	10.806157	-4.28%	140,736
2010	9.492113	11.289325	18.93%	167,889
2009	6.348554	9.492113	49.52%	140,288
2008	12.508650	6.348554	-49.25%	157,822
2007	13.372720	12.508650	-6.46%	118,768
2006	11.497223	13.372720	16.31%	564,616
2005	11.162898	11.497223	2.99%	142,472
2004*	10.000000	11.162898	11.63%	73,398

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	18.732436	24.822256	32.51%	119,901
2012	16.329422	18.732436	14.72%	149,591
2011	16.628391	16.329422	-1.80%	203,555
2010	12.688052	16.628391	31.06%	310,801
2009	8.185100	12.688052	55.01%	187,689
2008	12.967810	8.185100	-36.88%	136,610
2007	12.096993	12.967810	7.20%	233,432
2006	11.866251	12.096993	1.94%	146,294
2005	10.769306	11.866251	10.19%	435,493
2004*	10.000000	10.769306	7.69%	122,462
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	14.361773	19.279680	34.24%	65,605
2012	12.419464	14.361773	15.64%	80,055
2011	13.531249	12.419464	-8.22%	82,336
2010	11.394786	13.531249	18.75%	100,879
2009	7.424888	11.394786	53.47%	241,017
2008	13.325268	7.424888	-44.28%	84,267
2007	14.167806	13.325268	-5.95%	98,056
2006	12.241776	14.167806	15.73%	143,671
2005	11.432424	12.241776	7.08%	133,756
2004*	10.000000	11.432424	14.32%	271,249
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	15.127944	21.130943	39.68%	98,718
2012	13.836552	15.127944	9.33%	87,215
2011	13.521853	13.836552	2.33%	137,120
2010	10.908356	13.521853	23.96%	184,692
2009	8.237088	10.908356	32.43%	104,085
2008	12.687221	8.237088	-35.08%	169,435
2007	12.849542	12.687221	-1.26%	117,362
2006	12.065848	12.849542	6.50%	177,496
2005	11.493338	12.065848	4.98%	224,123
2004*	10.000000	11.493338	14.93%	292,520
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	13.135723	18.545786	41.19%	88,162
2012	11.039157	13.135723	18.99%	65,594
2011	12.331917	11.039157	-10.48%	97,056
2010	9.972322	12.331917	23.66%	138,260
2009	6.217076	9.972322	60.40%	181,950
2008	11.131536	6.217076	-44.15%	162,683
2007	14.140714	11.131536	-21.28%	70,349
2006	12.000006	14.140714	17.84%	274,581
2005	11.713359	12.000006	2.45%	183,676
2004*	10.000000	11.713359	17.13%	298,042

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.751255	5.516329	-4.08%	21,038
2012	6.208263	5.751255	-7.36%	65,995
2011	6.559811	6.208263	-5.36%	73,406
2010	6.949263	6.559811	-5.60%	81,148
2009	8.353109	6.949263	-16.81%	47,127
2008	8.004957	8.353109	4.35%	68,173
2007	9.088290	8.004957	-11.92%	31,759
2006	10.286860	9.088290	-11.65%	7,678
2005*	10.000000	10.286860	2.87%	5,241
Rydex Variable Trust - Technology Fund - Q/NQ
2013	13.611368	18.217047	33.84%	56,317
2012	12.296454	13.611368	10.69%	70,657
2011	13.699564	12.296454	-10.24%	88,016
2010	12.370259	13.699564	10.75%	121,779
2009	8.042347	12.370259	53.81%	172,727
2008	14.904288	8.042347	-46.04%	91,877
2007	13.660647	14.904288	9.10%	148,790
2006	13.050397	13.660647	4.68%	65,032
2005	12.803422	13.050397	1.93%	108,584
2004	12.805138	12.803422	-0.01%	163,790
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.840502	9.103843	16.11%	23,098
2012	7.564323	7.840502	3.65%	33,533
2011	8.939669	7.564323	-15.38%	60,418
2010	7.897611	8.939669	13.19%	120,600
2009	6.208622	7.897611	27.20%	102,359
2008	11.490409	6.208622	-45.97%	71,209
2007	10.642985	11.490409	7.96%	135,244
2006	9.008629	10.642985	18.14%	102,639
2005	9.008350	9.008629	0.00%	55,060
2004	8.087695	9.008350	11.38%	132,835
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	16.813384	25.036490	48.91%	67,998
2012	14.465757	16.813384	16.23%	66,305
2011	16.464406	14.465757	-12.14%	75,529
2010	13.417697	16.464406	22.71%	101,616
2009	11.563371	13.417697	16.04%	69,125
2008	15.651490	11.563371	-26.12%	138,387
2007	17.353631	15.651490	-9.81%	20,698
2006	16.347878	17.353631	6.15%	30,465
2005	15.244346	16.347878	7.24%	138,779
2004	12.539029	15.244346	21.58%	187,324

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	12.357351	13.879786	12.32%	75,723
2012	12.363286	12.357351	-0.05%	121,719
2011	10.754991	12.363286	14.95%	174,005
2010	10.179554	10.754991	5.65%	154,539
2009	9.049477	10.179554	12.49%	179,680
2008	12.999381	9.049477	-30.39%	186,312
2007	11.652407	12.999381	11.56%	287,676
2006	9.744681	11.652407	19.58%	431,014
2005	8.915836	9.744681	9.30%	160,983
2004	7.688459	8.915836	15.96%	251,414
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	10.593756	10.177110	-3.93%	12,764
2012	10.634201	10.593756	-0.38%	10,478
2011	11.169079	10.634201	-4.79%	13,711
2010	11.970302	11.169079	-6.69%	22,300
2009	11.359173	11.970302	5.38%	81,289
2008	13.093703	11.359173	-13.25%	98,684
2007	11.214831	13.093703	16.75%	82,157
2006	9.720048	11.214831	15.38%	63,200
2005*	10.000000	9.720048	-2.80%	11,192
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.056297	0.56%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	12.031890	10.852083	-9.81%	7,569
2012	10.326281	12.031890	16.52%	19,395
2011*	10.000000	10.326281	3.26%	310
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.665032	10.820063	1.45%	11,639
2012	8.303049	10.665032	28.45%	14,466
2011*	10.000000	8.303049	-16.97%	494
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.998811	11.440853	14.42%	8,848
2012	8.896846	9.998811	12.39%	568
2011*	10.000000	8.896846	-11.03%	1,472
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.870786	8.599842	9.26%	76,211
2012	7.701774	7.870786	2.19%	55,572
2011*	10.000000	7.701774	-22.98%	7,189
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.633816	10.003913	3.84%	597
2012	9.618092	9.633816	0.16%	1,833
2011*	10.000000	9.618092	-3.82%	1,919

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.181709	11.696529	14.88%	0
2012	9.089836	10.181709	12.01%	0
2011*	10.000000	9.089836	-9.10%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.370453	3.70%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.295218	10.213396	-9.58%	0
2012	10.646417	11.295218	6.09%	0
2011*	10.000000	10.646417	6.46%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	13.615058	18.270337	34.19%	0
2012	12.010082	13.615058	13.36%	0
2011	11.789014	12.010082	1.88%	0
2010	10.453309	11.789014	12.78%	0
2009	8.958991	10.453309	16.68%	0
2008	13.862563	8.958991	-35.37%	0
2007	14.041315	13.862563	-1.27%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2013	12.278761	16.622112	35.37%	0
2012	10.907782	12.278761	12.57%	0
2011	10.923374	10.907782	-0.14%	0
2010	9.522410	10.923374	14.71%	0
2009	7.163856	9.522410	32.92%	0
2008	12.399057	7.163856	-42.22%	0
2007	10.369081	12.399057	19.58%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	15.392029	20.032170	30.15%	58
2012	13.597482	15.392029	13.20%	0
2011	13.624082	13.597482	-0.20%	0
2010	12.157553	13.624082	12.06%	0
2009	10.266426	12.157553	18.42%	0
2008	14.191172	10.266426	-27.66%	0
2007	15.142551	14.191172	-6.28%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.494741	14.95%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.992394	12.426139	13.04%	0
2012	10.117793	10.992394	8.64%	0
2011	10.627272	10.117793	-4.79%	0
2010*	10.000000	10.627272	6.27%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.893582	8.770860	-11.35%	0
2012	10.228334	9.893582	-3.27%	0
2011	11.851719	10.228334	-13.70%	0
2010*	10.000000	11.851719	18.52%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.497991	10.781380	2.70%	0
2012*	10.000000	10.497991	4.98%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.093730	11.502349	13.96%	0
2012	9.102844	10.093730	10.89%	0
2011*	10.000000	9.102844	-8.97%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
2013	17.674985	22.859167	29.33%	0
2012	15.402380	17.674985	14.75%	0
2011	16.035986	15.402380	-3.95%	0
2010	13.879043	16.035986	15.54%	0
2009	10.370125	13.879043	33.84%	0
2008	18.314515	10.370125	-43.38%	0
2007	15.804368	18.314515	15.88%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	13.555438	17.115054	26.26%	0
2012	11.721428	13.555438	15.65%	0
2011	11.780478	11.721428	-0.50%	0
2010	10.376946	11.780478	13.53%	0
2009	8.082644	10.376946	28.39%	0
2008	14.306692	8.082644	-43.50%	0
2007	14.299639	14.306692	0.05%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	12.281747	16.499123	34.34%	0
2012	10.865907	12.281747	13.03%	0
2011	11.000027	10.865907	-1.22%	0
2010	8.988893	11.000027	22.37%	0
2009	7.109142	8.988893	26.44%	0
2008	13.656481	7.109142	-47.94%	0
2007	10.913966	13.656481	25.13%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.587558	11.074250	4.60%	0
2012*	10.000000	10.587558	5.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.557161	14.132758	22.29%	0
2012	10.142690	11.557161	13.95%	0
2011	10.426391	10.142690	-2.72%	0
2010*	10.000000	10.426391	4.26%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.556200	5.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.435022	14.35%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.267486	2.67%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	10.205617	12.446089	21.95%	0
2012	9.084654	10.205617	12.34%	0
2011	9.918906	9.084654	-8.41%	0
2010	8.719577	9.918906	13.75%	0
2009	6.330757	8.719577	37.73%	0
2008	11.259340	6.330757	-43.77%	0
2007	10.017197	11.259340	12.40%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.405243	11.325457	8.84%	0
2012	9.506403	10.405243	9.46%	0
2011	9.648351	9.506403	-1.47%	0
2010	8.798833	9.648351	9.65%	0
2009	7.265091	8.798833	21.11%	0
2008	10.515873	7.265091	-30.91%	0
2007	10.020480	10.515873	4.94%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.773676	11.466778	17.32%	0
2012	8.800021	9.773676	11.06%	0
2011	9.298198	8.800021	-5.36%	0
2010	8.273470	9.298198	12.39%	0
2009	6.166612	8.273470	34.17%	0
2008	10.786735	6.166612	-42.83%	0
2007*	10.000000	10.786735	7.87%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.960681	7.055218	1.36%	0
2012	7.934449	6.960681	-12.27%	0
2011	8.788872	7.934449	-9.72%	0
2010	9.221686	8.788872	-4.69%	0
2009	9.724054	9.221686	-5.17%	0
2008*	10.000000	9.724054	-2.76%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	12.486869	14.490823	16.05%	0
2012	12.102608	12.486869	3.18%	0
2011	13.109619	12.102608	-7.68%	0
2010	11.931420	13.109619	9.87%	0
2009	9.486967	11.931420	25.77%	0
2008	16.202664	9.486967	-41.45%	0
2007	13.361348	16.202664	21.27%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	9.038525	9.077706	0.43%	0
2012	8.949445	9.038525	1.00%	0
2011	8.761665	8.949445	2.14%	0
2010	8.351761	8.761665	4.91%	0
2009	8.740212	8.351761	-4.44%	0
2008	10.883986	8.740212	-19.70%	0
2007	10.609979	10.883986	2.58%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.169709	1.70%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.063219	0.63%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.008090	0.08%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.277895	13.942946	23.63%	0
2012	9.578426	11.277895	17.74%	0
2011	10.447369	9.578426	-8.32%	0
2010*	10.000000	10.447369	4.47%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.849476	-1.51%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	10.024660	0.25%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.229039	10.969612	7.24%	0
2012	9.475725	10.229039	7.95%	0
2011*	10.000000	9.475725	-5.24%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.822016	18.22%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.670053	12.996735	21.81%	0
2012	9.333111	10.670053	14.32%	0
2011*	10.000000	9.333111	-6.67%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.823605	18.24%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.557496	15.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.411398	14.597684	27.92%	0
2012	9.944034	11.411398	14.76%	0
2011	10.750278	9.944034	-7.50%	0
2010*	10.000000	10.750278	7.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.207429	12.695945	13.28%	0
2012	10.214100	11.207429	9.73%	0
2011	10.478846	10.214100	-2.53%	0
2010*	10.000000	10.478846	4.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.351011	13.597477	19.79%	0
2012	10.109924	11.351011	12.28%	0
2011	10.597846	10.109924	-4.60%	0
2010*	10.000000	10.597846	5.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.954420	11.356844	3.67%	0
2012	10.314344	10.954420	6.21%	0
2011	10.294100	10.314344	0.20%	0
2010*	10.000000	10.294100	2.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.282818	2.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.354848	3.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.282655	13.132013	16.39%	0
2012	10.162873	11.282655	11.02%	0
2011	10.531712	10.162873	-3.50%	0
2010*	10.000000	10.531712	5.32%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.370065	13.960810	22.79%	0
2012	10.043550	11.370065	13.21%	0
2011	10.663438	10.043550	-5.81%	0
2010*	10.000000	10.663438	6.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.158469	12.263581	9.90%	0
2012	10.263472	11.158469	8.72%	0
2011	10.416035	10.263472	-1.46%	0
2010*	10.000000	10.416035	4.16%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.867322	10.516943	-3.22%	0
2012	10.268706	10.867322	5.83%	0
2011*	10.000000	10.268706	2.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.262027	2.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.326880	3.27%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.637949	9.522297	-1.20%	0
2012	9.755328	9.637949	-1.20%	0
2011	9.873477	9.755328	-1.20%	0
2010	9.993387	9.873477	-1.20%	0
2009*	10.000000	9.993387	-0.07%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.585853	-4.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.373726	13.605757	19.62%	0
2012	9.965518	11.373726	14.13%	0
2011	11.160337	9.965518	-10.71%	0
2010*	10.000000	11.160337	11.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.828204	15.708011	32.80%	0
2012	10.308402	11.828204	14.74%	0
2011	10.781874	10.308402	-4.39%	0
2010*	10.000000	10.781874	7.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	11.079079	14.780317	33.41%	0
2012	9.536360	11.079079	16.18%	0
2011	10.278147	9.536360	-7.22%	0
2010*	10.000000	10.278147	2.78%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2013	16.573022	22.751163	37.28%	0
2012	14.598956	16.573022	13.52%	0
2011	15.428468	14.598956	-5.38%	0
2010	12.313417	15.428468	25.30%	0
2009*	10.000000	12.313417	23.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	12.018913	16.459069	36.94%	0
2012	10.611265	12.018913	13.27%	0
2011	11.240189	10.611265	-5.60%	0
2010*	10.000000	11.240189	12.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.973346	16.050262	34.05%	0
2012	10.416462	11.973346	14.95%	0
2011	10.793273	10.416462	-3.49%	0
2010*	10.000000	10.793273	7.93%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.326948	-6.73%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.189577	10.077926	-1.10%	0
2012	9.962611	10.189577	2.28%	0
2011*	10.000000	9.962611	-0.37%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.135017	1.35%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.671611	-3.28%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.635244	9.892547	2.67%	0
2012*	10.000000	9.635244	-3.65%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.221921	10.564072	3.35%	0
2012*	10.000000	10.221921	2.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.437371	14.37%	71
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.823058	10.704860	-1.09%	0
2012	9.541933	10.823058	13.43%	0
2011*	10.000000	9.541933	-4.58%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.634415	9.803297	-15.74%	0
2012	11.202071	11.634415	3.86%	0
2011	12.262946	11.202071	-8.65%	0
2010*	10.000000	12.262946	22.63%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.951202	11.894763	-8.16%	0
2012	11.131226	12.951202	16.35%	0
2011	10.607285	11.131226	4.94%	0
2010*	10.000000	10.607285	6.07%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.137888	11.204704	-7.69%	0
2012	11.674832	12.137888	3.97%	0
2011	10.898960	11.674832	7.12%	0
2010*	10.000000	10.898960	8.99%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.211648	11.031575	-9.66%	0
2012	11.566574	12.211648	5.58%	0
2011	10.894412	11.566574	6.17%	0
2010*	10.000000	10.894412	8.94%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.196694	12.728725	4.36%	0
2012	10.810666	12.196694	12.82%	0
2011	10.598871	10.810666	2.00%	0
2010*	10.000000	10.598871	5.99%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.270798	10.123986	-1.43%	0
2012	9.830586	10.270798	4.48%	0
2011*	10.000000	9.830586	-1.69%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.829940	10.463836	-3.38%	0
2012	10.010745	10.829940	8.18%	0
2011*	10.000000	10.010745	0.11%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.933874	-0.66%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.333480	9.019448	-3.36%	0
2012	8.460655	9.333480	10.32%	0
2011	11.210706	8.460655	-24.53%	81
2010*	10.000000	11.210706	12.11%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.982720	13.236581	10.46%	0
2012	10.483240	11.982720	14.30%	0
2011	10.830175	10.483240	-3.20%	0
2010*	10.000000	10.830175	8.30%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.471240	13.556001	8.70%	0
2012	11.060732	12.471240	12.75%	0
2011	10.895699	11.060732	1.51%	0
2010*	10.000000	10.895699	8.96%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.156768	10.401390	13.59%	0
2012	8.026035	9.156768	14.09%	0
2011	11.127401	8.026035	-27.87%	0
2010*	10.000000	11.127401	11.27%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.840299	12.974898	31.85%	0
2012	7.466041	9.840299	31.80%	0
2011*	10.000000	7.466041	-25.34%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.279361	9.687788	17.01%	0
2012	7.724641	8.279361	7.18%	0
2011*	10.000000	7.724641	-22.75%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.662216	4.834592	-27.43%	0
2012	8.085149	6.662216	-17.60%	0
2011	8.981110	8.085149	-9.98%	0
2010*	10.000000	8.981110	-10.19%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	13.011101	21.650220	66.40%	0
2012	9.359485	13.011101	39.02%	0
2011*	10.000000	9.359485	-6.41%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.537544	14.791067	28.20%	0
2012	10.253833	11.537544	12.52%	0
2011	10.378033	10.253833	-1.20%	0
2010*	10.000000	10.378033	3.78%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.835607	13.751551	26.91%	0
2012	9.893142	10.835607	9.53%	0
2011*	10.000000	9.893142	-1.07%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.632813	16.075514	38.19%	0
2012	9.643228	11.632813	20.63%	0
2011*	10.000000	9.643228	-3.57%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.205442	8.510837	-7.55%	0
2012	8.743063	9.205442	5.29%	0
2011	11.020588	8.743063	-20.67%	0
2010*	10.000000	11.020588	10.21%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.997075	13.215902	20.18%	0
2012	9.546589	10.997075	15.19%	0
2011	10.604590	9.546589	-9.98%	0
2010*	10.000000	10.604590	6.05%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.204123	13.315664	30.49%	0
2012	8.280469	10.204123	23.23%	0
2011*	10.000000	8.280469	-17.20%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.145171	15.389362	38.08%	0
2012	9.608417	11.145171	15.99%	0
2011*	10.000000	9.608417	-3.92%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.996893	13.648807	36.53%	0
2012	8.737960	9.996893	14.41%	0
2011*	10.000000	8.737960	-12.62%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.536784	12.439670	18.06%	0
2012	9.199275	10.536784	14.54%	0
2011	10.869414	9.199275	-15.37%	0
2010*	10.000000	10.869414	8.69%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	10.014733	15.011129	49.89%	64
2012	8.463802	10.014733	18.32%	0
2011*	10.000000	8.463802	-15.36%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.731503	12.787985	46.46%	0
2012	7.188106	8.731503	21.47%	0
2011	8.931048	7.188106	-19.52%	0
2010*	10.000000	8.931048	-10.69%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.412240	16.466494	32.66%	108
2012	10.808855	12.412240	14.83%	0
2011	10.782960	10.808855	0.24%	0
2010*	10.000000	10.782960	7.83%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.377341	13.946640	22.58%	0
2012	11.191596	11.377341	1.66%	0
2011	11.078398	11.191596	1.02%	0
2010*	10.000000	11.078398	10.78%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.495164	14.949198	30.05%	0
2012	10.401958	11.495164	10.51%	0
2011*	10.000000	10.401958	4.02%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.997927	4.290381	-38.69%	0
2012	8.288908	6.997927	-15.57%	0
2011*	10.000000	8.288908	-17.11%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.744982	10.625855	-1.11%	0
2012	9.281820	10.744982	15.76%	0
2011*	10.000000	9.281820	-7.18%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	5.002760	5.757135	15.08%	0
2012	5.441004	5.002760	-8.05%	0
2011	8.811344	5.441004	-38.25%	0
2010*	10.000000	8.811344	-11.89%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.348177	11.009116	31.87%	0
2012	8.817393	8.348177	-5.32%	0
2011*	10.000000	8.817393	-11.83%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.833588	7.721743	-1.43%	0
2012	9.118404	7.833588	-14.09%	0
2011	8.339834	9.118404	9.34%	0
2010*	10.000000	8.339834	-16.60%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.779150	5.290725	-21.96%	0
2012	8.593845	6.779150	-21.12%	0
2011	8.543985	8.593845	0.58%	0
2010*	10.000000	8.543985	-14.56%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.159676	4.296278	-30.25%	0
2012	7.677775	6.159676	-19.77%	0
2011	8.680165	7.677775	-11.55%	0
2010*	10.000000	8.680165	-13.20%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	10.116028	12.512544	23.69%	0
2012	9.282375	10.116028	8.98%	0
2011*	10.000000	9.282375	-7.18%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.964791	12.140703	10.72%	0
2012	9.524936	10.964791	15.12%	0
2011*	10.000000	9.524936	-4.75%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.911662	11.917086	-20.08%	0
2012	14.947793	14.911662	-0.24%	0
2011	10.541922	14.947793	41.79%	0
2010*	10.000000	10.541922	5.42%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.694224	25.993521	76.90%	0
2012	11.119781	14.694224	32.14%	0
2011	11.390608	11.119781	-2.38%	0
2010*	10.000000	11.390608	13.91%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.634834	1.844617	-49.25%	0
2012	5.679662	3.634834	-36.00%	0
2011	7.386631	5.679662	-23.11%	0
2010*	10.000000	7.386631	-26.13%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.708600	11.988670	11.95%	0
2012	10.823629	10.708600	-1.06%	0
2011*	10.000000	10.823629	8.24%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.619695	8.448980	27.63%	0
2012	5.393982	6.619695	22.72%	661
2011	7.019993	5.393982	-23.16%	0
2010	6.285678	7.019993	11.68%	0
2009	6.588331	6.285678	-4.59%	0
2008	11.334200	6.588331	-41.87%	0
2007	15.733378	11.334200	-27.96%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	22.905929	22.913786	0.03%	0
2012	20.939326	22.905929	9.39%	0
2011	25.368923	20.939326	-17.46%	0
2010	20.270061	25.368923	25.15%	52
2009	13.197264	20.270061	53.59%	0
2008	24.464344	13.197264	-46.06%	0
2007	18.484588	24.464344	32.35%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	15.263468	23.254371	52.35%	142
2012	11.361235	15.263468	34.35%	125
2011	10.397757	11.361235	9.27%	0
2010	9.506614	10.397757	9.37%	0
2009	8.130899	9.506614	16.92%	0
2008	9.328264	8.130899	-12.84%	1,026
2007	9.043848	9.328264	3.14%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.942320	4.726194	-4.37%	0
2012	5.073916	4.942320	-2.59%	751
2011	5.500918	5.073916	-7.76%	626
2010	5.153870	5.500918	6.73%	839
2009	4.675853	5.153870	10.22%	0
2008	9.284319	4.675853	-49.64%	0
2007	7.172823	9.284319	29.44%	653
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	20.815580	26.376059	26.71%	0
2012	19.321008	20.815580	7.74%	0
2011	17.189380	19.321008	12.40%	161
2010	14.834363	17.189380	15.88%	0
2009	12.604756	14.834363	17.69%	0
2008	16.653142	12.604756	-24.31%	0
2007	15.175220	16.653142	9.74%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	11.087521	17.822962	60.75%	0
2012	9.579977	11.087521	15.74%	0
2011	8.888281	9.579977	7.78%	0
2010	7.220869	8.888281	23.09%	0
2009	5.339803	7.220869	35.23%	0
2008	14.117428	5.339803	-62.18%	0
2007	13.212848	14.117428	6.85%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.991251	9.328624	33.43%	0
2012	7.002739	6.991251	-0.16%	0
2011	8.486935	7.002739	-17.49%	0
2010	7.840799	8.486935	8.24%	154
2009	4.618050	7.840799	69.79%	1,288
2008	9.369286	4.618050	-50.71%	0
2007	9.726583	9.369286	-3.67%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	22.521162	27.472789	21.99%	0
2012	22.260520	22.521162	1.17%	0
2011	23.929806	22.260520	-6.98%	0
2010	20.344094	23.929806	17.63%	110
2009	14.867343	20.344094	36.84%	0
2008	27.885164	14.867343	-46.68%	0
2007	21.187933	27.885164	31.61%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	25.245144	30.900757	22.40%	0
2012	25.449729	25.245144	-0.80%	0
2011	28.397251	25.449729	-10.38%	0
2010	22.802431	28.397251	24.54%	92
2009	14.209778	22.802431	60.47%	0
2008	33.923830	14.209778	-58.11%	0
2007	25.046295	33.923830	35.44%	179
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	10.125126	12.393838	22.41%	0
2012	8.423831	10.125126	20.20%	0
2011	10.046731	8.423831	-16.15%	0
2010	11.396763	10.046731	-11.85%	0
2009	8.503599	11.396763	34.02%	0
2008	19.067745	8.503599	-55.40%	0
2007	17.070849	19.067745	11.70%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.550809	10.776154	26.02%	0
2012	7.054640	8.550809	21.21%	289
2011	8.392723	7.054640	-15.94%	0
2010	7.427709	8.392723	12.99%	0
2009	6.281603	7.427709	18.25%	0
2008	12.237487	6.281603	-48.67%	0
2007	15.255405	12.237487	-19.78%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	19.577237	15.811815	-19.23%	0
2012	19.237503	19.577237	1.77%	0
2011	13.761647	19.237503	39.79%	0
2010	12.650723	13.761647	8.78%	0
2009	18.703974	12.650723	-32.36%	0
2008	13.071748	18.703974	43.09%	0
2007	12.057338	13.071748	8.41%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	14.133550	19.802944	40.11%	0
2012	12.209849	14.133550	15.76%	0
2011	11.804467	12.209849	3.43%	0
2010	11.190349	11.804467	5.49%	0
2009	9.086641	11.190349	23.15%	0
2008	12.239726	9.086641	-25.76%	0
2007	11.685201	12.239726	4.75%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2013	18.344477	27.409531	49.42%	120
2012	15.560514	18.344477	17.89%	0
2011	17.881156	15.560514	-12.98%	0
2010	14.985318	17.881156	19.32%	0
2009	9.144938	14.985318	63.86%	0
2008	16.791433	9.144938	-45.54%	0
2007	15.396889	16.791433	9.06%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	2.024827	1.122533	-44.56%	0
2012	2.643008	2.024827	-23.39%	0
2011	3.668178	2.643008	-27.95%	0
2010	5.326082	3.668178	-31.13%	0
2009	9.739732	5.326082	-45.32%	0
2008	6.129054	9.739732	58.91%	0
2007	6.816618	6.129054	-10.09%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.660290	4.168262	13.88%	0
2012	3.949491	3.660290	-7.32%	0
2011	5.746561	3.949491	-31.27%	0
2010	6.670820	5.746561	-13.86%	0
2009	5.654255	6.670820	17.98%	0
2008	13.071748	18.703974	43.09%	0
2007	12.057338	13.071748	8.41%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.376399	2.416142	-28.44%	0
2012	4.186103	3.376399	-19.34%	0
2011	4.572186	4.186103	-8.44%	0
2010	6.194293	4.572186	-26.19%	0
2009	9.686963	6.194293	-36.06%	0
2008	7.293959	9.686963	32.81%	0
2007	7.532534	7.293959	-3.17%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	2.025609	1.419881	-29.90%	0
2012	2.520171	2.025609	-19.62%	0
2011	2.836528	2.520171	-11.15%	0
2010	3.646530	2.836528	-22.21%	0
2009	6.159487	3.646530	-40.80%	0
2008	4.211645	6.159487	46.25%	0
2007	4.805210	4.211645	-12.35%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.178594	2.171668	-31.68%	0
2012	3.930939	3.178594	-19.14%	0
2011	4.306457	3.930939	-8.72%	0
2010	6.022583	4.306457	-28.49%	0
2009	9.078851	6.022583	-33.66%	0
2008	7.369353	9.078851	23.20%	0
2007	7.079292	7.369353	4.10%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.879987	2.816916	-27.40%	0
2012	4.730489	3.879987	-17.98%	0
2011	5.263868	4.730489	-10.13%	0
2010	6.415889	5.263868	-17.96%	0
2009	8.963217	6.415889	-28.42%	0
2008	6.515049	8.963217	37.58%	0
2007	6.540418	6.515049	-0.39%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.810334	13.579171	54.13%	0
2012	7.424865	8.810334	18.66%	0
2011	10.576357	7.424865	-29.80%	0
2010	9.250023	10.576357	14.34%	0
2009	7.570191	9.250023	22.19%	0
2008	11.431910	7.570191	-33.78%	0
2007	13.035547	11.431910	-12.30%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	18.816797	26.475721	40.70%	62
2012	15.698767	18.816797	19.86%	0
2011	15.508848	15.698767	1.22%	0
2010	12.042777	15.508848	28.78%	131
2009	8.915038	12.042777	35.08%	0
2008	17.725656	8.915038	-49.71%	0
2007	18.409341	17.725656	-3.71%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	21.588340	32.044060	48.43%	0
2012	17.575258	21.588340	22.83%	0
2011	19.249818	17.575258	-8.70%	0
2010	14.164399	19.249818	35.90%	0
2009	9.407450	14.164399	50.57%	0
2008	21.083022	9.407450	-55.38%	0
2007	20.599737	21.083022	2.35%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	13.212148	23.524981	78.06%	0
2012	9.970562	13.212148	32.51%	0
2011	10.160080	9.970562	-1.87%	0
2010	7.511567	10.160080	35.26%	0
2009	3.490605	7.511567	115.19%	0
2008	12.894214	3.490605	-72.93%	0
2007	10.180435	12.894214	26.66%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	18.076718	24.042931	33.00%	0
2012	15.668967	18.076718	15.37%	0
2011	15.522242	15.668967	0.95%	0
2010	13.259645	15.522242	17.06%	0
2009	8.829332	13.259645	50.18%	0
2008	15.385245	8.829332	-42.61%	0
2007	13.217333	15.385245	16.40%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2013	11.331884	16.680951	47.20%	0
2012	9.382594	11.331884	20.78%	0
2011	9.608482	9.382594	-2.35%	255
2010	8.106560	9.608482	18.53%	0
2009	6.055059	8.106560	33.88%	0
2008	13.462436	6.055059	-55.02%	0
2007	13.475153	13.462436	-0.09%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	23.521481	12.525183	-46.75%	0
2012	24.825150	23.521481	-5.25%	274
2011	33.129362	24.825150	-25.07%	342
2010	24.284651	33.129362	36.42%	520
2009	16.469936	24.284651	47.45%	0
2008	27.134912	16.469936	-39.30%	0
2007	22.974171	27.134912	18.11%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	19.145771	19.662142	2.70%	0
2012	16.374944	19.145771	16.92%	0
2011	16.206415	16.374944	1.04%	0
2010	13.136654	16.206415	23.37%	0
2009	10.614428	13.136654	23.76%	0
2008	18.409660	10.614428	-42.34%	0
2007	23.039529	18.409660	-20.10%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	18.190357	24.405791	34.17%	0
2012	15.767352	18.190357	15.37%	0
2011	15.155460	15.767352	4.04%	0
2010	12.257915	15.155460	23.64%	0
2009	8.602400	12.257915	42.49%	0
2008	12.985418	8.602400	-33.75%	0
2007	15.039131	12.985418	-13.66%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	16.585072	25.982256	56.66%	0
2012	13.748262	16.585072	20.63%	0
2011	15.845776	13.748262	-13.24%	0
2010	11.634709	15.845776	36.19%	0
2009	8.833458	11.634709	31.71%	0
2008	18.384494	8.833458	-51.95%	0
2007	19.953695	18.384494	-7.86%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	9.381165	15.637340	66.69%	0
2012	7.338659	9.381165	27.83%	0
2011	7.732948	7.338659	-5.10%	0
2010	6.238110	7.732948	23.96%	0
2009	4.313483	6.238110	44.62%	0
2008	13.637384	4.313483	-68.37%	0
2007	13.719816	13.637384	-0.60%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	13.122170	18.321629	39.62%	0
2012	11.721747	13.122170	11.95%	0
2011	11.994359	11.721747	-2.27%	0
2010	9.709475	11.994359	23.53%	0
2009	6.674510	9.709475	45.47%	0
2008	11.226873	6.674510	-40.55%	0
2007	10.831865	11.226873	3.65%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.998853	18.656074	43.52%	0
2012	10.764342	12.998853	20.76%	0
2011	11.251327	10.764342	-4.33%	0
2010	9.464940	11.251327	18.87%	0
2009	6.333586	9.464940	49.44%	0
2008	12.485516	6.333586	-49.27%	0
2007	13.354778	12.485516	-6.51%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	18.650595	24.701318	32.44%	72
2012	16.266326	18.650595	14.66%	0
2011	16.572498	16.266326	-1.85%	0
2010	12.651779	16.572498	30.99%	0
2009	8.165829	12.651779	54.94%	0
2008	12.943839	8.165829	-36.91%	0
2007	12.080768	12.943839	7.14%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	14.298953	19.185639	34.18%	0
2012	12.371410	14.298953	15.58%	0
2011	13.485702	12.371410	-8.26%	0
2010	11.362160	13.485702	18.69%	0
2009	7.407386	11.362160	53.39%	0
2008	13.300613	7.407386	-44.31%	0
2007	14.148800	13.300613	-5.99%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	15.061819	21.027956	39.61%	0
2012	13.783056	15.061819	9.28%	0
2011	13.476377	13.783056	2.28%	0
2010	10.877164	13.476377	23.90%	0
2009	8.217685	10.877164	32.36%	0
2008	12.663756	8.217685	-35.11%	0
2007	12.832314	12.663756	-1.31%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	13.078241	18.455313	41.11%	0
2012	10.996416	13.078241	18.93%	0
2011	12.290379	10.996416	-10.53%	152
2010	9.943753	12.290379	23.60%	0
2009	6.202409	9.943753	60.32%	0
2008	11.110933	6.202409	-44.18%	0
2007	14.121727	11.110933	-21.32%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.730202	5.493361	-4.13%	0
2012	6.188685	5.730202	-7.41%	0
2011	6.542428	6.188685	-5.41%	0
2010	6.934349	6.542428	-5.65%	0
2009	8.339403	6.934349	-16.85%	0
2008	7.995872	8.339403	4.30%	0
2007	9.082590	7.995872	-11.96%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	13.534124	18.104520	33.77%	182
2012	12.232887	13.534124	10.64%	0
2011	13.635633	12.232887	-10.29%	0
2010	12.318763	13.635633	10.69%	0
2009	8.012911	12.318763	53.74%	0
2008	14.857272	8.012911	-46.07%	0
2007	13.624486	14.857272	9.05%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.796017	9.047611	16.05%	0
2012	7.525218	7.796017	3.60%	0
2011	8.897941	7.525218	-15.43%	0
2010	7.864728	8.897941	13.14%	0
2009	6.185896	7.864728	27.14%	0
2008	11.454160	6.185896	-45.99%	0
2007	10.614801	11.454160	7.91%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	16.717909	24.881753	48.83%	139
2012	14.390919	16.717909	16.17%	74
2011	16.387510	14.390919	-12.18%	0
2010	13.361786	16.387510	22.64%	0
2009	11.521032	13.361786	15.98%	0
2008	15.602096	11.521032	-26.16%	0
2007	17.307666	15.602096	-9.85%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	12.287298	13.794131	12.26%	0
2012	12.299437	12.287298	-0.10%	0
2011	10.704842	12.299437	14.90%	256
2010	10.137199	10.704842	5.60%	0
2009	9.016379	10.137199	12.43%	0
2008	12.958396	9.016379	-30.42%	0
2007	11.621574	12.958396	11.50%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	10.554988	10.134737	-3.98%	0
2012	10.600667	10.554988	-0.43%	568
2011	11.139483	10.600667	-4.84%	708
2010	11.944618	11.139483	-6.74%	950
2009	11.340526	11.944618	5.33%	0
2008	13.078833	11.340526	-13.29%	0
2007	11.207805	13.078833	16.69%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.055599	0.56%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	12.021760	10.837457	-9.85%	0
2012	10.322812	12.021760	16.46%	0
2011*	10.000000	10.322812	3.23%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.656046	10.805479	1.40%	0
2012	8.300260	10.656046	28.38%	0
2011*	10.000000	8.300260	-17.00%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.990390	11.425431	14.36%	0
2012	8.893859	9.990390	12.33%	0
2011*	10.000000	8.893859	-11.06%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.864144	8.588243	9.21%	0
2012	7.699178	7.864144	2.14%	0
2011*	10.000000	7.699178	-23.01%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.625701	9.990430	3.79%	0
2012	9.614864	9.625701	0.11%	0
2011*	10.000000	9.614864	-3.85%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.164540	11.664976	14.76%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.369017	3.69%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.276206	10.185882	-9.67%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	13.468770	18.055769	34.06%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2013	12.146782	16.426817	35.24%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	15.226637	19.796880	30.01%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.486974	14.87%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.962778	12.380118	12.93%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.866911	8.738354	-11.44%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.490905	10.763210	2.60%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.076709	11.471329	13.84%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
2013	17.485130	22.590765	29.20%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	13.409689	16.913906	26.13%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	12.149769	16.305310	34.20%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.580418	11.055576	4.49%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.526031	14.080442	22.16%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.549057	5.49%	53,034
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.427293	14.27%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.266063	2.66%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	10.143028	12.357240	21.83%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.341408	11.244583	8.73%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.717705	11.389589	17.20%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.932180	7.019225	1.26%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	12.352684	14.320610	15.93%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.973856	9.003634	0.33%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.162822	1.63%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.061822	0.62%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.006707	0.07%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.247528	13.891334	23.51%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.842810	-1.57%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	10.017882	0.18%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.211821	10.940083	7.13%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.814026	18.14%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.652066	12.961714	21.68%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.812109	18.12%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.546258	15.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.380678	14.543660	27.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.177244	12.648935	13.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.320429	13.547128	19.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.924922	11.314793	3.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.281392	2.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.353417	3.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.252261	13.083386	16.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.339453	13.909139	22.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.128422	12.218184	9.79%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.849003	10.488581	-3.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.260604	2.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.325448	3.25%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.608180	9.483279	-1.30%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.579360	-4.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.343089	13.555384	19.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.796353	15.649872	32.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	11.049228	14.725598	33.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2013	16.511294	22.643503	37.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.986550	16.398143	36.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.941110	15.990866	33.91%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.320631	-6.79%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.172416	10.050757	-1.20%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.133609	1.34%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.665078	-3.35%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.629844	9.877002	2.57%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.216182	10.547459	3.24%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.429641	14.30%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.804833	10.676027	-1.19%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.603089	9.766999	-15.82%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.916318	11.850718	-8.25%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.105108	11.163130	-7.78%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.178769	10.990732	-9.75%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.163857	12.681611	4.26%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.253413	10.096613	-1.53%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.811694	10.435636	-3.48%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.932495	-0.68%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.308329	8.986037	-3.46%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.950369	13.187488	10.35%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.437665	13.505845	8.59%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.132098	10.362874	13.48%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.823700	12.939904	31.72%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.265391	9.661646	16.89%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.644260	4.816677	-27.51%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.989174	21.591897	66.23%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2013	11.506461	14.736287	28.07%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.817345	13.714494	26.78%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.613220	16.032209	38.05%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.180619	8.479290	-7.64%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.967443	13.166938	20.05%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.186922	13.279769	30.36%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.126368	15.347869	37.94%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.980032	13.612014	36.39%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.508390	12.393579	17.94%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.997838	14.970654	49.74%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.707968	12.740626	46.31%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.378836	16.405574	32.53%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.346688	13.894998	22.46%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.475799	14.908921	29.92%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.986137	4.278798	-38.75%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.726870	10.597205	-1.21%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.989251	5.735781	14.96%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.334096	10.979447	31.74%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.812498	7.693164	-1.53%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.760893	5.271133	-22.03%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.143075	4.280365	-30.32%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	10.098990	12.478831	23.57%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.946304	12.107968	10.61%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.871520	11.872978	-20.16%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.654676	25.897385	76.72%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.625020	1.837770	-49.30%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.690541	11.956336	11.84%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.544691	8.344796	27.50%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	22.646466	22.631299	-0.07%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	15.090662	22.967859	52.20%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.906143	4.686850	-4.47%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	20.579918	26.051073	26.58%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.990645	17.649380	60.59%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.912026	9.213596	33.30%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	22.266067	27.134126	21.86%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	24.959179	30.519811	22.28%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	10.010406	12.241022	22.28%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.453929	10.643282	25.90%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	19.355537	15.616928	-19.32%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	13.973522	19.558931	39.97%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2013	18.136665	27.071635	49.26%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	2.007134	1.111597	-44.62%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.624609	4.123441	13.76%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.346926	2.392629	-28.51%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	2.002675	1.402385	-29.97%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.150817	2.150496	-31.75%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.836014	2.782169	-27.47%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.710523	13.411760	53.97%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	18.603708	26.149427	40.56%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	21.343765	31.648996	48.28%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	13.062385	23.234813	77.88%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	17.872041	23.746666	32.87%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2013	11.203526	16.475328	47.05%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	23.255002	12.370712	-46.80%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	18.928892	19.419726	2.59%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	17.984391	24.105046	34.03%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	16.397153	25.661897	56.50%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	9.274833	15.444478	66.52%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	13.007546	18.143218	39.48%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.885294	18.474387	43.38%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	18.487649	24.460741	32.31%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	14.174025	18.998784	34.04%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	14.930229	20.823167	39.47%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.963996	18.275603	40.97%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.688314	5.447682	-4.23%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	13.380846	17.881371	33.63%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.707691	8.936057	15.94%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	16.528565	24.575081	48.68%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	12.148169	13.624132	12.15%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	10.477829	10.050472	-4.08%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.054208	0.54%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	12.001509	10.808238	-9.94%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.638076	10.776335	1.30%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.973547	11.394627	14.25%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.850862	8.565055	9.10%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.609477	9.963500	3.68%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.155967	11.649238	14.70%	9,441
2012	9.080673	10.155967	11.84%	7,923
2011*	10.000000	9.080673	-9.19%	2,174
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.368299	3.68%	4,219
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.266692	10.172136	-9.71%	64,838
2012	10.635707	11.266692	5.93%	148,840
2011*	10.000000	10.635707	6.36%	143,500
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	13.396209	17.949406	33.99%	87,376
2012	11.835043	13.396209	13.19%	120,128
2011	11.634815	11.835043	1.72%	149,095
2010	10.332243	11.634815	12.61%	179,160
2009	8.868693	10.332243	16.50%	86,092
2008	13.743742	8.868693	-35.47%	114,725
2007	13.942251	13.743742	-1.42%	174,448
2006	12.070024	13.942251	15.51%	210,526
2005	11.693221	12.070024	3.22%	139,535
2004	10.490236	11.693221	11.47%	119,789
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2013	12.081254	16.329925	35.17%	5,335
2012	10.748680	12.081254	12.40%	6,006
2011	10.780374	10.748680	-0.29%	7,482
2010	9.412039	10.780374	14.54%	10,425
2009	7.091594	9.412039	32.72%	16,735
2008	12.292706	7.091594	-42.31%	17,707
2007	10.295849	12.292706	19.39%	35,420
2006	10.790198	10.295849	-4.58%	42,694
2005	10.705374	10.790198	0.79%	79,691
2004	9.804072	10.705374	9.19%	27,933
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	15.144479	19.680095	29.95%	154,610
2012	13.399187	15.144479	13.03%	143,284
2011	13.445770	13.399187	-0.35%	177,467
2010	12.016661	13.445770	11.89%	186,020
2009	10.162884	12.016661	18.24%	74,356
2008	14.069448	10.162884	-27.77%	126,398
2007	15.035640	14.069448	-6.43%	133,897
2006	12.844803	15.035640	17.06%	305,772
2005	12.396088	12.844803	3.62%	141,680
2004	10.990409	12.396088	12.79%	89,585
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.483091	14.83%	29,129

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.947986	12.357151	12.87%	401,296
2012	10.092277	10.947986	8.48%	417,888
2011	10.616570	10.092277	-4.94%	663,272
2010*	10.000000	10.616570	6.17%	593,731
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.853624	8.722165	-11.48%	9,631
2012	10.202558	9.853624	-3.42%	16,654
2011	11.839799	10.202558	-13.83%	86,651
2010*	10.000000	11.839799	18.40%	8,317
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.487375	10.754133	2.54%	34,614
2012*	10.000000	10.487375	4.87%	905,681
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.068210	11.455855	13.78%	7,617
2012	9.093664	10.068210	10.72%	6,151
2011*	10.000000	9.093664	-9.06%	2,205
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
2013	17.390856	22.457593	29.13%	168,570
2012	15.177875	17.390856	14.58%	172,791
2011	15.826233	15.177875	-4.10%	191,886
2010	13.718302	15.826233	15.37%	215,824
2009	10.265598	13.718302	33.63%	225,114
2008	18.157566	10.265598	-43.46%	369,384
2007	15.692871	18.157566	15.71%	464,405
2006	14.275927	15.692871	9.93%	421,503
2005	12.402572	14.275927	15.10%	366,265
2004	10.918562	12.402572	13.59%	143,498
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	13.337389	16.814195	26.07%	143,852
2012	11.550459	13.337389	15.47%	93,028
2011	11.626274	11.550459	-0.65%	95,236
2010	10.256675	11.626274	13.35%	101,795
2009	8.001110	10.256675	28.19%	108,844
2008	14.183979	8.001110	-43.59%	156,530
2007	14.198659	14.183979	-0.10%	262,196
2006	12.004782	14.198659	18.28%	352,337
2005	11.522168	12.004782	4.19%	211,548
2004	10.506054	11.522168	9.67%	116,095

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	12.084225	16.209134	34.13%	189,068
2012	10.707450	12.084225	12.86%	135,674
2011	10.856050	10.707450	-1.37%	186,033
2010	8.884716	10.856050	22.19%	218,108
2009	7.037442	8.884716	26.25%	89,499
2008	13.539370	7.037442	-48.02%	90,038
2007	10.836913	13.539370	24.94%	420,234
2006	10.306328	10.836913	5.15%	109,784
2005	9.900236	10.306328	4.10%	116,732
2004	9.731195	9.900236	1.74%	64,509
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.576842	11.046248	4.44%	24,662
2012*	10.000000	10.576842	5.77%	29,663
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.510477	14.054314	22.10%	53,927
2012	10.117116	11.510477	13.77%	23,112
2011	10.415884	10.117116	-2.87%	18,537
2010*	10.000000	10.415884	4.16%	12,329
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.545494	5.45%	13,848
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.423430	14.23%	25,965
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.265348	2.65%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	10.111848	12.313012	21.77%	215,197
2012	9.014905	10.111848	12.17%	198,280
2011	9.857685	9.014905	-8.55%	246,821
2010	8.678920	9.857685	13.58%	314,558
2009	6.310818	8.678920	37.52%	185,297
2008	11.240982	6.310818	-43.86%	485,752
2007	10.016154	11.240982	12.23%	354,671
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.309647	11.204371	8.68%	117,678
2012	9.433417	10.309647	9.29%	129,393
2011	9.588806	9.433417	-1.62%	126,768
2010	8.757821	9.588806	9.49%	166,248
2009	7.242222	8.757821	20.93%	409,033
2008	10.498727	7.242222	-31.02%	40,132
2007	10.019438	10.498727	4.78%	25,583

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.689821	11.351151	17.15%	94,045
2012	8.737829	9.689821	10.90%	160,024
2011	9.246495	8.737829	-5.50%	197,631
2010	8.239965	9.246495	12.22%	196,851
2009	6.150978	8.239965	33.96%	101,094
2008	10.775787	6.150978	-42.92%	101,129
2007*	10.000000	10.775787	7.76%	98,317
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.917951	7.001261	1.20%	63,775
2012	7.897775	6.917951	-12.41%	68,962
2011	8.761522	7.897775	-9.86%	208,687
2010	9.206958	8.761522	-4.84%	143,752
2009	9.723284	9.206958	-5.31%	439,877
2008*	10.000000	9.723284	-2.77%	98,720
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	12.286081	14.236180	15.87%	191,898
2012	11.926153	12.286081	3.02%	216,125
2011	12.938091	11.926153	-7.82%	158,696
2010	11.793201	12.938091	9.71%	205,133
2009	9.391313	11.793201	25.58%	319,393
2008	16.063746	9.391313	-41.54%	349,752
2007	13.267041	16.063746	21.08%	445,336
2006	12.073431	13.267041	9.89%	353,725
2005	10.762550	12.073431	12.18%	409,110
2004	9.854009	10.762550	9.22%	210,233
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.941679	8.966812	0.28%	140,804
2012	8.867046	8.941679	0.84%	176,975
2011	8.694157	8.867046	1.99%	135,698
2010	8.300016	8.694157	4.75%	151,039
2009	8.699284	8.300016	-4.59%	94,901
2008	10.849506	8.699284	-19.82%	428,750
2007	10.592554	10.849506	2.43%	182,525
2006	10.068368	10.592554	5.21%	256,448
2005*	10.000000	10.068368	0.68%	26,996
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.159376	1.59%	66,984
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.061122	0.61%	1,216
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.006008	0.06%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.232347	13.865564	23.44%	404,175
2012	9.554275	11.232347	17.56%	385,343
2011	10.436849	9.554275	-8.46%	531,142
2010*	10.000000	10.436849	4.37%	386,450
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.839484	-1.61%	14,291
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	10.014494	0.14%	193,523
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.203186	10.925284	7.08%	14,161
2012	9.466183	10.203186	7.79%	1,477
2011*	10.000000	9.466183	-5.34%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.810020	18.10%	3,219
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.643092	12.944228	21.62%	286,627
2012	9.323701	10.643092	14.15%	87,184
2011*	10.000000	9.323701	-6.76%	3,516
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.806346	18.06%	1,297
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.540625	15.41%	187
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.365322	14.516693	27.73%	98,897
2012	9.918968	11.365322	14.58%	1,822
2011	10.739455	9.918968	-7.64%	3,408
2010*	10.000000	10.739455	7.39%	34,319
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.162187	12.625506	13.11%	46,375
2012	10.188370	11.162187	9.56%	53,315
2011	10.468310	10.188370	-2.67%	56,665
2010*	10.000000	10.468310	4.68%	48,896
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.305177	13.522016	19.61%	94,371
2012	10.084439	11.305177	12.11%	100,937
2011	10.587185	10.084439	-4.75%	28,856
2010*	10.000000	10.587185	5.87%	1,368

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.910192	11.293820	3.52%	65,190
2012	10.288360	10.910192	6.04%	131,249
2011	10.283741	10.288360	0.04%	164,801
2010*	10.000000	10.283741	2.84%	114,295
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.280679	2.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.352694	3.53%	584
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.237085	13.059116	16.21%	514,426
2012	10.137246	11.237085	10.85%	51,363
2011	10.521103	10.137246	-3.65%	43,142
2010*	10.000000	10.521103	5.21%	68,122
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.324155	13.883338	22.60%	388,413
2012	10.018229	11.324155	13.04%	12,434
2011	10.652701	10.018229	-5.96%	26,163
2010*	10.000000	10.652701	6.53%	33,385
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.113422	12.195539	9.74%	100,620
2012	10.237614	11.113422	8.55%	30,693
2011	10.405550	10.237614	-1.61%	21,907
2010*	10.000000	10.405550	4.06%	30,713
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.839850	10.474420	-3.37%	70,977
2012	10.258365	10.839850	5.67%	72,160
2011*	10.000000	10.258365	2.58%	66,793
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.259891	2.60%	1,163
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.324733	3.25%	472
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.593322	9.463812	-1.35%	3,476,179
2012	9.724967	9.593322	-1.35%	4,443,107
2011	9.857671	9.724967	-1.35%	6,484,607
2010	9.992555	9.857671	-1.35%	9,184,696
2009*	10.000000	9.992555	-0.07%	11,755,810
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.576120	-4.24%	15,896

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.327794	13.530258	19.44%	41,166
2012	9.940386	11.327794	13.96%	46,075
2011	11.149106	9.940386	-10.84%	53,481
2010*	10.000000	11.149106	11.49%	40,045
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.780445	15.620854	32.60%	15,276
2012	10.282419	11.780445	14.57%	17,698
2011	10.771012	10.282419	-4.54%	16,730
2010*	10.000000	10.771012	7.71%	5,063
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	11.034327	14.698291	33.21%	24,232
2012	9.512311	11.034327	16.00%	17,090
2011	10.267793	9.512311	-7.36%	9,301
2010*	10.000000	10.267793	2.68%	11,205
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2013	16.480495	22.589823	37.07%	9,064
2012	14.539578	16.480495	13.35%	12,085
2011	15.389032	14.539578	-5.52%	14,478
2010	12.300585	15.389032	25.11%	24,742
2009*	10.000000	12.300585	23.01%	26,134
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.970380	16.367750	36.74%	32,356
2012	10.584520	11.970380	13.09%	35,942
2011	11.228881	10.584520	-5.74%	83,275
2010*	10.000000	11.228881	12.29%	71,014
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.925006	15.961212	33.85%	63,328
2012	10.390213	11.925006	14.77%	44,092
2011	10.782418	10.390213	-3.64%	44,525
2010*	10.000000	10.782418	7.82%	9,994
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.317470	-6.83%	2,072
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.163839	10.037191	-1.25%	50,869
2012	9.952586	10.163839	2.12%	126,490
2011*	10.000000	9.952586	-0.47%	122,180
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.132905	1.33%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.661802	-3.38%	29,068

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.627132	9.869210	2.51%	706
2012*	10.000000	9.627132	-3.73%	706
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.213300	10.539136	3.19%	87,177
2012*	10.000000	10.213300	2.13%	76,237
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.425777	14.26%	10,740
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.795695	10.661596	-1.24%	124,378
2012	9.532319	10.795695	13.25%	114,413
2011*	10.000000	9.532319	-4.68%	42,129
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.587452	9.748899	-15.87%	9,666
2012	11.173846	11.587452	3.70%	34,514
2011	12.250608	11.173846	-8.79%	80,376
2010*	10.000000	12.250608	22.51%	108,788
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.898906	11.828743	-8.30%	44,574
2012	11.103180	12.898906	16.17%	106,520
2011	10.596604	11.103180	4.78%	177,521
2010*	10.000000	10.596604	5.97%	69,836
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.088734	11.142384	-7.83%	28,011
2012	11.645283	12.088734	3.81%	49,022
2011	10.887853	11.645283	6.96%	90,983
2010*	10.000000	10.887853	8.88%	16,857
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.162342	10.970349	-9.80%	63,566
2012	11.537431	12.162342	5.42%	84,246
2011	10.883442	11.537431	6.01%	223,616
2010*	10.000000	10.883442	8.83%	123,151
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.147453	12.658096	4.20%	851,199
2012	10.783433	12.147453	12.65%	1,187,911
2011	10.588198	10.783433	1.84%	897,760
2010*	10.000000	10.588198	5.88%	195,593
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.244714	10.082945	-1.58%	169,270
2012	9.820581	10.244714	4.32%	239,450
2011*	10.000000	9.820581	-1.79%	125,664

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.802571	10.421545	-3.53%	477,612
2012	10.000665	10.802571	8.02%	399,048
2011*	10.000000	10.000665	0.01%	291,760
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.931805	-0.68%	1,877
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.295776	8.969373	-3.51%	25,948
2012	8.439323	9.295776	10.15%	49,783
2011	11.199430	8.439323	-24.65%	157,722
2010*	10.000000	11.199430	11.99%	264,781
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.934189	13.162966	10.30%	12,509
2012	10.456700	11.934189	14.13%	19,584
2011	10.819136	10.456700	-3.35%	79,443
2010*	10.000000	10.819136	8.19%	87,068
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.420875	13.480771	8.53%	1,284,898
2012	11.032851	12.420875	12.58%	873,176
2011	10.884729	11.032851	1.36%	130,048
2010*	10.000000	10.884729	8.85%	132,685
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.119770	10.343644	13.42%	106,529
2012	8.005799	9.119770	13.91%	139,689
2011	11.116211	8.005799	-27.98%	55,980
2010*	10.000000	11.116211	11.16%	245,033
ProFunds - ProFund VP Banks - Q/NQ
2013	9.815393	12.922414	31.65%	57,150
2012	7.458492	9.815393	31.60%	36,332
2011*	10.000000	7.458492	-25.42%	2,564
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.258412	9.648614	16.83%	57,300
2012	7.716845	8.258412	7.02%	66,195
2011*	10.000000	7.716845	-22.83%	24,909
ProFunds - ProFund VP Bear - Q/NQ
2013	6.635304	4.807742	-27.54%	10,590
2012	8.064772	6.635304	-17.72%	33,739
2011	8.972055	8.064772	-10.11%	29,432
2010*	10.000000	8.972055	-10.28%	17,515

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.978206	21.562740	66.15%	64,761
2012	9.350050	12.978206	38.80%	28,220
2011*	10.000000	9.350050	-6.50%	456
ProFunds - ProFund VP Bull - Q/NQ
2013	11.490936	14.708963	28.00%	70,139
2012	10.227987	11.490936	12.35%	37,539
2011	10.367575	10.227987	-1.35%	85,031
2010*	10.000000	10.367575	3.68%	98,454
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.808204	13.695961	26.72%	5,950
2012	9.883162	10.808204	9.36%	2,413
2011*	10.000000	9.883162	-1.17%	1,701
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.603404	16.010558	37.98%	43,483
2012	9.633501	11.603404	20.45%	11,630
2011*	10.000000	9.633501	-3.66%	1,177
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.168228	8.463547	-7.69%	103,298
2012	8.721003	9.168228	5.13%	93,666
2011	11.009495	8.721003	-20.79%	49,675
2010*	10.000000	11.009495	10.09%	243,272
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.952637	13.142511	19.99%	38,147
2012	9.522501	10.952637	15.02%	43,780
2011	10.593908	9.522501	-10.11%	740
2010*	10.000000	10.593908	5.94%	2,348
ProFunds - ProFund VP Financials - Q/NQ
2013	10.178320	13.261845	30.30%	21,979
2012	8.272110	10.178320	23.04%	7,955
2011*	10.000000	8.272110	-17.28%	6,324
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.116988	15.327164	37.87%	59,058
2012	9.598728	11.116988	15.82%	21,478
2011*	10.000000	9.598728	-4.01%	4,655
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.971598	13.593628	36.32%	54,509
2012	8.729148	9.971598	14.23%	14,697
2011*	10.000000	8.729148	-12.71%	15,304

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2013	10.494221	12.370613	17.88%	83,610
2012	9.176067	10.494221	14.37%	55,846
2011	10.858477	9.176067	-15.49%	115,848
2010*	10.000000	10.858477	8.58%	98,572
ProFunds - ProFund VP Internet - Q/NQ
2013	9.989410	14.950460	49.66%	11,797
2012	8.455268	9.989410	18.14%	5,577
2011*	10.000000	8.455268	-15.45%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.696221	12.716987	46.24%	91,807
2012	7.169975	8.696221	21.29%	24,082
2011	8.922057	7.169975	-19.64%	4,364
2010*	10.000000	8.922057	-10.78%	54,355
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.362144	16.375161	32.46%	32,718
2012	10.781629	12.362144	14.66%	36,813
2011	10.772108	10.781629	0.09%	20,609
2010*	10.000000	10.772108	7.72%	31,088
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.331388	13.869226	22.40%	62,026
2012	11.163392	11.331388	1.50%	119,162
2011	11.067262	11.163392	0.87%	93,912
2010*	10.000000	11.067262	10.67%	261,839
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.466109	14.888796	29.85%	37,487
2012	10.391483	11.466109	10.34%	5,089
2011*	10.000000	10.391483	3.91%	165,638
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.980231	4.273023	-38.78%	83,996
2012	8.280552	6.980231	-15.70%	45,179
2011*	10.000000	8.280552	-17.19%	28,560
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.717802	10.582871	-1.26%	34,108
2012	9.272456	10.717802	15.59%	92,688
2011*	10.000000	9.272456	-7.28%	3,537
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.982517	5.725146	14.90%	76,224
2012	5.427262	4.982517	-8.19%	8,123
2011	8.802449	5.427262	-38.34%	3,225
2010*	10.000000	8.802449	-11.98%	22,952

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.327059	10.964608	31.67%	9,688
2012	8.808511	8.327059	-5.47%	0
2011*	10.000000	8.808511	-11.91%	41
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.801952	7.678892	-1.58%	2,530
2012	9.095429	7.801952	-14.22%	16,438
2011	8.331420	9.095429	9.17%	9,295
2010*	10.000000	8.331420	-16.69%	8,083
ProFunds - ProFund VP Short International - Q/NQ
2013	6.751759	5.261337	-22.07%	201
2012	8.572179	6.751759	-21.24%	248
2011	8.535360	8.572179	0.43%	5,279
2010*	10.000000	8.535360	-14.65%	103
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.134776	4.272418	-30.36%	512
2012	7.658418	6.134776	-19.89%	512
2011	8.671412	7.658418	-11.68%	756
2010*	10.000000	8.671412	-13.29%	17,107
ProFunds - ProFund VP Technology - Q/NQ
2013	10.090459	12.461989	23.50%	29,869
2012	9.273028	10.090459	8.82%	22,394
2011*	10.000000	9.273028	-7.27%	14,841
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.937064	12.091618	10.56%	3,280
2012	9.515324	10.937064	14.94%	8,883
2011*	10.000000	9.515324	-4.85%	262
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.851444	11.850942	-20.20%	34,510
2012	14.910130	14.851444	-0.39%	18,754
2011	10.531310	14.910130	41.58%	23,714
2010*	10.000000	10.531310	5.31%	47,813
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.634924	25.849393	76.63%	7,660
2012	11.091766	14.634924	31.94%	15,687
2011	11.379167	11.091766	-2.53%	57,072
2010*	10.000000	11.379167	13.79%	11,963
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.620111	1.834351	-49.33%	7,075
2012	5.665334	3.620111	-36.10%	11,096
2011	7.379190	5.665334	-23.23%	2,757
2010*	10.000000	7.379190	-26.21%	249

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.681530	11.940207	11.78%	1,943
2012	10.812731	10.681530	-1.21%	13,879
2011*	10.000000	10.812731	8.13%	12,824
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.507436	8.293090	27.44%	51,329
2012	5.310598	6.507436	22.54%	124,852
2011	6.921972	5.310598	-23.28%	25,439
2010	6.207318	6.921972	11.51%	68,281
2009	6.516117	6.207318	-4.74%	180,290
2008	11.227139	6.516117	-41.96%	317,722
2007	15.608636	11.227139	-28.07%	350,306
2006	14.222240	15.608636	9.75%	300,783
2005	14.826254	14.222240	-4.07%	77,035
2004	13.098872	14.826254	13.19%	96,589
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	22.517720	22.491235	-0.12%	60,017
2012	20.615832	22.517720	9.23%	72,138
2011	25.014928	20.615832	-17.59%	100,966
2010	20.017566	25.014928	24.96%	234,919
2009	13.052709	20.017566	53.36%	190,681
2008	24.233279	13.052709	-46.14%	178,777
2007	18.337983	24.233279	32.15%	496,696
2006	15.199458	18.337983	20.65%	341,967
2005	14.808820	15.199458	2.64%	187,016
2004	12.423328	14.808820	19.20%	230,758
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	15.004881	22.825753	52.12%	124,016
2012	11.185768	15.004881	34.14%	158,435
2011	10.252691	11.185768	9.10%	200,617
2010	9.388232	10.252691	9.21%	108,612
2009	8.041853	9.388232	16.74%	243,333
2008	9.240154	8.041853	-12.97%	573,937
2007	8.972122	9.240154	2.99%	345,898
2006	9.407241	8.972122	-4.63%	260,144
2005	8.616406	9.407241	9.18%	487,331
2004	8.639374	8.616406	-0.27%	232,673
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.888175	4.667315	-4.52%	165,249
2012	5.025989	4.888175	-2.74%	281,175
2011	5.457213	5.025989	-7.90%	357,720
2010	5.120688	5.457213	6.57%	527,020
2009	4.652826	5.120688	10.06%	385,292
2008	9.252680	4.652826	-49.71%	361,754
2007	7.159314	9.252680	29.24%	316,147
2006	8.836535	7.159314	-18.98%	150,196
2005*	10.000000	8.836535	-11.63%	65,562

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	20.463000	25.889963	26.52%	65,102
2012	19.022684	20.463000	7.57%	124,806
2011	16.949642	19.022684	12.23%	131,122
2010	14.649693	16.949642	15.70%	90,678
2009	12.466759	14.649693	17.51%	170,668
2008	16.495886	12.466759	-24.43%	174,359
2007	15.054899	16.495886	9.57%	222,333
2006	12.995766	15.054899	15.84%	369,062
2005	13.225496	12.995766	-1.74%	28,775
2004	11.832304	13.225496	11.77%	166,699
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.942522	17.563214	60.50%	73,936
2012	9.469104	10.942522	15.56%	69,083
2011	8.798737	9.469104	7.62%	275,266
2010	7.158975	8.798737	22.90%	195,710
2009	5.302087	7.158975	35.02%	434,684
2008	14.039138	5.302087	-62.23%	924,884
2007	13.159654	14.039138	6.68%	502,972
2006	10.218277	13.159654	28.79%	521,482
2005	10.767686	10.218277	-5.10%	233,262
2004*	10.000000	10.767686	7.68%	286,920
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.872698	9.156535	33.23%	67,748
2012	6.894499	6.872698	-0.32%	117,615
2011	8.368460	6.894499	-17.61%	71,359
2010	7.743086	8.368460	8.08%	278,006
2009	4.567432	7.743086	69.53%	422,603
2008	9.280739	4.567432	-50.79%	27,792
2007	9.649405	9.280739	-3.82%	25,807
2006	9.543929	9.649405	1.11%	43,901
2005	9.313517	9.543929	2.47%	108,388
2004	12.100711	9.313517	-23.03%	159,303
Rydex Variable Trust - Energy Fund - Q/NQ
2013	22.139495	26.966223	21.80%	76,005
2012	21.916625	22.139495	1.02%	115,023
2011	23.595892	21.916625	-7.12%	114,494
2010	20.090681	23.595892	17.45%	171,797
2009	14.704475	20.090681	36.63%	204,029
2008	27.621760	14.704475	-46.76%	259,504
2007	21.019890	27.621760	31.41%	482,386
2006	19.036366	21.019890	10.42%	307,463
2005	13.927922	19.036366	36.68%	353,148
2004	10.673781	13.927922	30.49%	283,721

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	24.817317	30.330976	22.22%	58,646
2012	25.056593	24.817317	-0.95%	59,946
2011	28.001047	25.056593	-10.52%	87,736
2010	22.518446	28.001047	24.35%	187,433
2009	14.054130	22.518446	60.23%	188,856
2008	27.621760	14.704475	-46.76%	259,504
2007	21.019890	27.621760	31.41%	482,386
2006	19.036366	21.019890	10.42%	307,463
2005	13.927922	19.036366	36.68%	353,148
2004	11.757380	13.927922	31.94%	201,196
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	9.953465	12.165219	22.22%	66,828
2012	8.293632	9.953465	20.01%	99,654
2011	9.906495	8.293632	-16.28%	54,532
2010	11.254776	9.906495	-11.98%	91,362
2009	8.410435	11.254776	33.82%	161,879
2008	18.887647	8.410435	-55.47%	385,026
2007	16.935470	18.887647	11.53%	593,136
2006	13.255018	16.935470	27.77%	662,367
2005	12.632990	13.255018	4.29%	310,817
2004	11.024908	12.632990	14.59%	430,933
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.405866	10.577411	25.83%	150,450
2012	6.945627	8.405866	21.02%	162,729
2011	8.275579	6.945627	-16.07%	157,386
2010	7.335153	8.275579	12.82%	198,140
2009	6.212769	7.335153	18.07%	351,608
2008	12.121901	6.212769	-48.75%	281,344
2007	15.134427	12.121901	-19.91%	575,102
2006	13.142136	15.134427	15.16%	445,711
2005	12.886120	13.142136	1.99%	209,812
2004	11.153299	12.886120	15.54%	166,559
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	19.245553	15.520318	-19.36%	51,115
2012	18.940404	19.245553	1.61%	93,417
2011	13.569658	18.940404	39.58%	153,164
2010	12.493201	13.569658	8.62%	200,607
2009	18.499165	12.493201	-32.47%	335,544
2008	12.948270	18.499165	42.87%	346,662
2007	11.961703	12.948270	8.25%	336,775
2006	12.519359	11.961703	-4.45%	196,289
2005	11.784477	12.519359	6.24%	529,406
2004	11.023758	11.784477	6.90%	513,258

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	13.894088	19.437906	39.90%	159,912
2012	12.021262	13.894088	15.58%	147,905
2011	11.639782	12.021262	3.28%	145,631
2010	11.051000	11.639782	5.33%	119,933
2009	8.987127	11.051000	22.96%	361,660
2008	12.124112	8.987127	-25.87%	540,675
2007	11.592511	12.124112	4.59%	509,620
2006	11.179207	11.592511	3.70%	668,172
2005	10.241595	11.179207	9.15%	527,291
2004	9.773427	10.241595	4.79%	287,489
Rydex Variable Trust - Internet Fund - Q/NQ
2013	18.033561	26.904112	49.19%	103,437
2012	15.320110	18.033561	17.71%	55,141
2011	17.631635	15.320110	-13.11%	73,716
2010	14.798663	17.631635	19.14%	234,932
2009	9.044753	14.798663	63.62%	167,871
2008	16.632848	9.044753	-45.62%	17,136
2007	15.274800	16.632848	8.89%	281,370
2006	14.114035	15.274800	8.22%	116,617
2005	14.506240	14.114035	-2.70%	136,947
2004	12.690396	14.506240	14.31%	139,822
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.998329	1.106163	-44.65%	160,035
2012	2.612403	1.998329	-23.51%	457,849
2011	3.631214	2.612403	-28.06%	338,428
2010	5.280447	3.631214	-31.23%	404,173
2009	9.670989	5.280447	-45.40%	545,939
2008	6.095042	9.670989	58.67%	129,174
2007	6.789162	6.095042	-10.22%	166,909
2006	8.796749	6.789162	-22.82%	275,706
2005	8.774091	8.796749	0.26%	223,887
2004*	10.000000	8.774091	-12.26%	78,097
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.606887	4.101211	13.71%	165,407
2012	3.897809	3.606887	-7.46%	78,377
2011	5.679973	3.897809	-31.38%	134,944
2010	6.603548	5.679973	-13.99%	279,487
2009	5.605748	6.603548	17.80%	279,586
2008	8.142354	5.605748	-31.15%	234,958
2007	8.644503	8.142354	-5.81%	319,593
2006	8.105463	8.644503	6.65%	197,131
2005	8.670351	8.105463	-6.52%	299,626
2004	9.838326	8.670351	-11.87%	430,373

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.332246	2.380921	-28.55%	16,801
2012	4.137671	3.332246	-19.47%	35,358
2011	4.526138	4.137671	-8.58%	43,940
2010	6.141242	4.526138	-26.30%	123,056
2009	9.618613	6.141242	-36.15%	44,224
2008	7.253496	9.618613	32.61%	49,609
2007	7.502198	7.253496	-3.32%	26,744
2006	7.907124	7.502198	-5.12%	285,668
2005	8.727199	7.907124	-9.40%	183,817
2004*	10.000000	8.727199	-12.73%	6,295
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	1.991269	1.393687	-30.01%	181,471
2012	2.481227	1.991269	-19.75%	820,543
2011	2.796935	2.481227	-11.29%	543,296
2010	3.601122	2.796935	-22.33%	889,237
2009	6.092056	3.601122	-40.89%	1,128,571
2008	4.171852	6.092056	46.03%	273,662
2007	4.767072	4.171852	-12.49%	395,783
2006	4.900844	4.767072	-2.73%	915,063
2005	4.905391	4.900844	-0.09%	672,927
2004	5.639792	4.905391	-13.02%	408,438
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.137001	2.139979	-31.78%	203,231
2012	3.885430	3.137001	-19.26%	93,507
2011	4.263064	3.885430	-8.86%	163,292
2010	5.970978	4.263064	-28.60%	195,454
2009	9.014770	5.970978	-33.76%	378,623
2008	7.328454	9.014770	23.01%	129,738
2007	7.050759	7.328454	3.94%	287,406
2006	8.117436	7.050759	-13.14%	434,961
2005	8.487334	8.117436	-4.36%	261,537
2004*	10.000000	8.487334	-15.13%	6,601
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.814210	2.764953	-27.51%	235,707
2012	4.657395	3.814210	-18.10%	529,974
2011	5.190397	4.657395	-10.27%	553,227
2010	6.335980	5.190397	-18.08%	760,658
2009	8.865051	6.335980	-28.53%	785,438
2008	6.453476	8.865051	37.37%	270,991
2007	6.488527	6.453476	-0.54%	249,045
2006	7.110628	6.488527	-8.75%	550,301
2005	7.263682	7.110628	-2.11%	429,074
2004	8.200178	7.263682	-11.42%	177,971

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.661027	13.328793	53.89%	26,456
2012	7.310164	8.661027	18.48%	44,587
2011	10.428826	7.310164	-29.90%	36,186
2010	9.134827	10.428826	14.17%	76,003
2009	7.487293	9.134827	22.00%	110,549
2008	11.323924	7.487293	-33.88%	281,830
2007	12.932160	11.323924	-12.44%	151,702
2006	12.468255	12.932160	3.72%	406,730
2005	10.501638	12.468255	18.73%	610,287
2004	9.648629	10.501638	8.84%	212,858
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	18.497978	25.987665	40.49%	62,615
2012	15.456294	18.497978	19.68%	82,485
2011	15.292486	15.456294	1.07%	73,873
2010	11.892797	15.292486	28.59%	142,532
2009	8.817402	11.892797	34.88%	84,243
2008	17.558284	8.817402	-49.78%	14,850
2007	18.263391	17.558284	-3.86%	35,727
2006	14.993829	18.263391	21.81%	183,707
2005	15.976362	14.993829	-6.15%	22,162
2004	13.074864	15.976362	22.19%	127,959
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	21.222461	31.453209	48.21%	24,428
2012	17.303714	21.222461	22.65%	75,441
2011	18.981191	17.303714	-8.84%	75,505
2010	13.987936	18.981191	35.70%	144,487
2009	9.304389	13.987936	50.34%	136,823
2008	20.883917	9.304389	-55.45%	293,604
2007	20.436396	20.883917	2.19%	264,346
2006	18.753081	20.436396	8.98%	295,574
2005	16.664353	18.753081	12.53%	530,619
2004	13.829879	16.664353	20.50%	211,673
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	12.988096	23.090992	77.79%	64,373
2012	9.816412	12.988096	32.31%	127,615
2011	10.018184	9.816412	-2.01%	100,267
2010	7.417894	10.018184	35.05%	139,841
2009	3.452313	7.417894	114.87%	408,261
2008	12.772338	3.452313	-72.97%	1,357,691
2007	10.099629	12.772338	26.46%	1,061,551
2006	9.762801	10.099629	3.45%	452,746
2005	10.205381	9.762801	-4.34%	6,390,695
2004	9.058013	10.205381	12.67%	634,063

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	17.770482	23.599773	32.80%	165,550
2012	15.426981	17.770482	15.19%	68,986
2011	15.305690	15.426981	0.79%	108,820
2010	13.094513	15.305690	16.89%	295,285
2009	8.732616	13.094513	49.95%	270,762
2008	15.239938	8.732616	-42.70%	126,375
2007	13.112504	15.239938	16.22%	294,278
2006	12.566017	13.112504	4.35%	241,954
2005	12.597379	12.566017	-0.25%	186,053
2004	11.678194	12.597379	7.87%	1,225,308
Rydex Variable Trust - Nova Fund - Q/NQ
2013	11.139842	16.373395	46.98%	243,931
2012	9.237639	11.139842	20.59%	286,906
2011	9.474397	9.237639	-2.50%	444,747
2010	8.005562	9.474397	18.35%	523,227
2009	5.988718	8.005562	33.68%	809,438
2008	13.335275	5.988718	-55.09%	576,930
2007	13.368280	13.335275	-0.25%	552,803
2006	11.360948	13.368280	17.67%	1,120,969
2005	11.076721	11.360948	2.57%	1,586,985
2004	9.795845	11.076721	13.08%	1,582,505
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	23.122809	12.294138	-46.83%	170,183
2012	24.441583	23.122809	-5.40%	208,579
2011	32.667034	24.441583	-25.18%	263,938
2010	23.982124	32.667034	36.21%	573,444
2009	16.289533	23.982124	47.22%	530,491
2008	26.878607	16.289533	-39.40%	420,240
2007	22.792002	26.878607	17.93%	395,656
2006	19.025969	22.792002	19.79%	427,881
2005	15.953442	19.025969	19.26%	403,329
2004	18.851653	15.953442	-15.37%	127,412
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	18.821309	19.299564	2.54%	88,045
2012	16.121972	18.821309	16.74%	165,693
2011	15.980247	16.121972	0.89%	146,072
2010	12.972986	15.980247	23.18%	275,899
2009	10.498145	12.972986	23.57%	171,550
2008	18.235816	10.498145	-42.43%	222,260
2007	22.856894	18.235816	-20.22%	198,242
2006	17.723222	22.856894	28.97%	527,005
2005	16.766570	17.723222	5.71%	107,942
2004	13.119871	16.766570	27.80%	180,766

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	17.882176	23.955913	33.97%	73,652
2012	15.523844	17.882176	15.19%	45,209
2011	14.944040	15.523844	3.88%	165,522
2010	12.105270	14.944040	23.45%	155,093
2009	8.508176	12.105270	42.28%	177,432
2008	12.862770	8.508176	-33.85%	91,460
2007	14.919880	12.862770	-13.79%	39,694
2006	13.739114	14.919880	8.59%	59,618
2005	13.203201	13.739114	4.06%	27,414
2004	12.160556	13.203201	8.57%	39,755
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	16.303955	25.503135	56.42%	38,677
2012	13.535822	16.303955	20.45%	52,932
2011	15.624642	13.535822	-13.37%	85,244
2010	11.489750	15.624642	35.99%	133,662
2009	8.736671	11.489750	31.51%	95,148
2008	18.210843	8.736671	-52.02%	329,902
2007	19.795457	18.210843	-8.00%	200,923
2006	16.603820	19.795457	19.22%	383,949
2005	16.196139	16.603820	2.52%	199,004
2004	13.113200	16.196139	23.51%	1,076,517
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	9.222091	15.348878	66.44%	93,729
2012	7.225214	9.222091	27.64%	135,896
2011	7.624970	7.225214	-5.24%	339,671
2010	6.160339	7.624970	23.78%	419,965
2009	4.266185	6.160339	44.40%	408,161
2008	13.508521	4.266185	-68.42%	1,269,499
2007	13.610958	13.508521	-0.75%	423,223
2006	11.153413	13.610958	22.03%	529,297
2005	10.935494	11.153413	1.99%	449,981
2004	9.482628	10.935494	15.32%	376,067
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.950588	18.054636	39.41%	629,250
2012	11.586105	12.950588	11.78%	606,018
2011	11.873566	11.586105	-2.42%	544,431
2010	9.626291	11.873566	23.35%	782,840
2009	6.627388	9.626291	45.25%	422,933
2008	11.164608	6.627388	-40.64%	242,700
2007	10.788258	11.164608	3.49%	886,842
2006	10.374867	10.788258	3.98%	334,461
2005	10.333074	10.374867	0.40%	231,736
2004*	10.000000	10.333074	3.33%	248,337

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.828818	18.384106	43.30%	187,118
2012	10.639728	12.828818	20.57%	247,436
2011	11.137957	10.639728	-4.47%	195,459
2010	9.383798	11.137957	18.69%	732,991
2009	6.288847	9.383798	49.21%	535,764
2008	12.416254	6.288847	-49.35%	164,139
2007	13.301012	12.416254	-6.65%	228,236
2006	11.458680	13.301012	16.08%	1,011,038
2005	11.147972	11.458680	2.79%	470,198
2004*	10.000000	11.147972	11.48%	219,601
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	18.406669	24.341275	32.24%	268,302
2012	16.078040	18.406669	14.48%	362,446
2011	16.405547	16.078040	-2.00%	135,659
2010	12.543337	16.405547	30.79%	502,097
2009	8.108149	12.543337	54.70%	631,163
2008	12.872015	8.108149	-37.01%	249,209
2007	12.032104	12.872015	6.98%	213,109
2006	11.826472	12.032104	1.74%	134,393
2005	10.754884	11.826472	9.96%	1,002,308
2004*	10.000000	10.754884	7.55%	124,527
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	14.111976	18.906055	33.97%	113,119
2012	12.228238	14.111976	15.40%	131,088
2011	13.349884	12.228238	-8.40%	344,935
2010	11.264808	13.349884	18.51%	101,022
2009	7.355087	11.264808	53.16%	278,673
2008	13.226869	7.355087	-44.39%	219,801
2007	14.091855	13.226869	-6.14%	123,162
2006	12.200748	14.091855	15.50%	120,583
2005	11.417124	12.200748	6.86%	157,452
2004*	10.000000	11.417124	14.17%	377,461
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	14.864860	20.721502	39.40%	326,955
2012	13.623548	14.864860	9.11%	456,279
2011	13.340632	13.623548	2.12%	170,070
2010	10.783955	13.340632	23.71%	195,058
2009	8.159667	10.783955	32.16%	75,082
2008	12.593510	8.159667	-35.21%	252,196
2007	12.780643	12.593510	-1.46%	91,156
2006	12.025415	12.780643	6.28%	100,479
2005	11.477962	12.025415	4.77%	181,343
2004*	10.000000	11.477962	14.78%	223,320

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.907170	18.186284	40.90%	122,031
2012	10.869113	12.907170	18.75%	137,090
2011	12.166546	10.869113	-10.66%	169,187
2010	9.858512	12.166546	23.41%	181,440
2009	6.158600	9.858512	60.08%	127,429
2008	11.049299	6.158600	-44.26%	324,001
2007	14.064878	11.049299	-21.44%	73,462
2006	11.959779	14.064878	17.60%	173,277
2005	11.697682	11.959779	2.24%	235,320
2004*	10.000000	11.697682	16.98%	640,274
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.667475	5.424966	-4.28%	18,601
2012	6.130274	5.667475	-7.55%	361,569
2011	6.490507	6.130274	-5.55%	158,091
2010	6.889785	6.490507	-5.80%	143,629
2009	8.298404	6.889785	-16.97%	167,335
2008	7.968658	8.298404	4.14%	100,202
2007	9.065510	7.968658	-12.10%	16,357
2006	10.281835	9.065510	-11.83%	586
2005*	10.000000	10.281835	2.82%	10,371
Rydex Variable Trust - Technology Fund - Q/NQ
2013	13.304788	17.770734	33.57%	88,062
2012	12.043926	13.304788	10.47%	123,828
2011	13.445385	12.043926	-10.42%	108,323
2010	12.165331	13.445385	10.52%	320,301
2009	7.925136	12.165331	53.50%	397,781
2008	14.716938	7.925136	-46.15%	247,647
2007	13.516426	14.716938	8.88%	369,265
2006	12.938733	13.516426	4.46%	486,905
2005	12.719528	12.938733	1.72%	192,752
2004	12.747012	12.719528	-0.22%	261,565
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.663877	8.880765	15.88%	37,664
2012	7.408945	7.663877	3.44%	28,394
2011	8.773772	7.408945	-15.56%	153,649
2010	7.766743	8.773772	12.97%	263,751
2009	6.118123	7.766743	26.95%	90,604
2008	11.345955	6.118123	-46.08%	206,586
2007	10.530608	11.345955	7.74%	373,218
2006	8.931531	10.530608	17.90%	218,965
2005	8.949312	8.931531	-0.20%	100,730
2004	8.050968	8.949312	11.16%	101,099

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	16.434648	24.423076	48.61%	112,637
2012	14.168622	16.434648	15.99%	73,400
2011	16.158884	14.168622	-12.32%	61,150
2010	13.195373	16.158884	22.46%	138,216
2009	11.394862	13.195373	15.80%	253,288
2008	15.454732	11.394862	-26.27%	223,359
2007	17.170425	15.454732	-9.99%	42,060
2006	16.207990	17.170425	5.94%	148,019
2005	15.144445	16.207990	7.02%	130,927
2004	12.482094	15.144445	21.33%	224,385
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	12.079124	13.539833	12.09%	73,494
2012	12.109492	12.079124	-0.25%	138,382
2011	10.555508	12.109492	14.72%	226,238
2010	10.010971	10.555508	5.44%	242,356
2009	8.917637	10.010971	12.26%	126,942
2008	12.836004	8.917637	-30.53%	300,219
2007	11.529397	12.836004	11.33%	635,028
2006	9.661285	11.529397	19.34%	805,911
2005	8.857404	9.661285	9.08%	415,278
2004	7.653545	8.857404	15.73%	286,267
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	10.439433	10.008568	-4.13%	14,342
2012	10.500587	10.439433	-0.58%	17,981
2011	11.051069	10.500587	-4.98%	17,922
2010	11.867835	11.051069	-6.88%	43,536
2009	11.284777	11.867835	5.17%	81,907
2008	13.034334	11.284777	-13.42%	99,817
2007	11.186744	13.034334	16.52%	197,734
2006	9.715300	11.186744	15.15%	215,062
2005*	10.000000	9.715300	-2.85%	24,692
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.053508	0.54%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.991401	10.793672	-9.99%	2,606
2012	10.312422	11.991401	16.28%	12,757
2011*	10.000000	10.312422	3.12%	1,314
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.629081	10.761764	1.25%	11,749
2012	8.291877	10.629081	28.19%	33,389
2011*	10.000000	8.291877	-17.08%	6,253

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.965137	11.379257	14.19%	20,465
2012	8.884894	9.965137	12.16%	4,456
2011*	10.000000	8.884894	-11.15%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.844228	8.553484	9.04%	49,481
2012	7.691403	7.844228	1.99%	37,377
2011*	10.000000	7.691403	-23.09%	7,623
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.601360	9.950042	3.63%	9,525
2012	9.605175	9.601360	-0.04%	4,951
2011*	10.000000	9.605175	-3.95%	4,444

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.147385	11.633513	14.65%	3,316
2012	9.077615	10.147385	11.78%	3,069
2011*	10.000000	9.077615	-9.22%	2,706
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.367578	3.68%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.257189	10.158391	-9.76%	35,414
2012	10.632139	11.257189	5.88%	33,389
2011*	10.000000	10.632139	6.32%	8,570
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	13.323911	17.843487	33.92%	28,264
2012	11.777157	13.323911	13.13%	29,836
2011	11.583765	11.777157	1.67%	33,887
2010	10.292123	11.583765	12.55%	38,497
2009	8.838738	10.292123	16.44%	27,454
2008	13.704304	8.838738	-35.50%	30,392
2007	13.909339	13.704304	-1.47%	39,531
2006	12.047622	13.909339	15.45%	53,908
2005	11.677404	12.047622	3.17%	36,325
2004	10.481357	11.677404	11.41%	36,036
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2013	12.016130	16.233687	35.10%	2,762
2012	10.696162	12.016130	12.34%	2,946
2011	10.733132	10.696162	-0.34%	12,428
2010	9.375532	10.733132	14.48%	14,241
2009	7.067664	9.375532	32.65%	14,364
2008	12.257449	7.067664	-42.34%	16,273
2007	10.271549	12.257449	19.33%	6,562
2006	10.770181	10.271549	-4.63%	6,767
2005	10.690907	10.770181	0.74%	21,842
2004	9.795781	10.690907	9.14%	11,261
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	15.062831	19.564096	29.88%	41,304
2012	13.333724	15.062831	12.97%	40,679
2011	13.386857	13.333724	-0.40%	50,605
2010	11.970085	13.386857	11.84%	63,103
2009	10.128616	11.970085	18.18%	46,895
2008	14.029121	10.128616	-27.80%	73,926
2007	15.000183	14.029121	-6.47%	69,643
2006	12.820983	15.000183	17.00%	79,620
2005	12.379346	12.820983	3.57%	85,184
2004	10.981117	12.379346	12.73%	64,470
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.479196	14.79%	3,216

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.933238	12.334254	12.81%	115,829
2012	10.083800	10.933238	8.42%	123,647
2011	10.613003	10.083800	-4.99%	138,333
2010*	10.000000	10.613003	6.13%	154,312
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.840337	8.705986	-11.53%	577
2012	10.193979	9.840337	-3.47%	781
2011	11.835823	10.193979	-13.87%	343
2010*	10.000000	11.835823	18.36%	372
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.483822	10.745036	2.49%	3,721
2012*	10.000000	10.483822	4.84%	3,842
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.059706	11.440371	13.72%	4,205
2012	9.090601	10.059706	10.66%	2,148
2011*	10.000000	9.090601	-9.09%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
2013	17.296994	22.325062	29.07%	54,628
2012	15.103640	17.296994	14.52%	62,287
2011	15.756795	15.103640	-4.15%	91,007
2010	13.665044	15.756795	15.31%	93,043
2009	10.230929	13.665044	33.57%	95,335
2008	18.105445	10.230929	-43.49%	114,095
2007	15.655802	18.105445	15.65%	149,509
2006	14.249417	15.655802	9.87%	134,266
2005	12.385804	14.249417	15.05%	118,271
2004	10.909334	12.385804	13.53%	46,937
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	13.265459	16.715044	26.00%	44,089
2012	11.494004	13.265459	15.41%	49,234
2011	11.575303	11.494004	-0.70%	57,902
2010	10.216874	11.575303	13.30%	61,956
2009	7.974117	10.216874	28.13%	52,664
2008	14.143299	7.974117	-43.62%	63,410
2007	14.165164	14.143299	-0.15%	73,819
2006	11.982508	14.165164	18.22%	80,360
2005	11.506601	11.982508	4.14%	76,498
2004	10.497178	11.506601	9.62%	59,683

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	12.019035	16.113534	34.07%	28,529
2012	10.655093	12.019035	12.80%	35,585
2011	10.808437	10.655093	-1.42%	40,601
2010	8.850226	10.808437	22.13%	48,585
2009	7.013673	8.850226	26.19%	49,074
2008	13.500505	7.013673	-48.05%	55,712
2007	10.811304	13.500505	24.87%	54,105
2006	10.287172	10.811304	5.10%	44,675
2005	9.886835	10.287172	4.05%	47,602
2004	9.722961	9.886835	1.69%	32,019
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.573266	11.036922	4.39%	328
2012*	10.000000	10.573266	5.73%	1,186
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.494965	14.028272	22.04%	43,727
2012	10.108608	11.494965	13.71%	15,965
2011	10.412393	10.108608	-2.92%	13,153
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.541920	5.42%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.419563	14.20%	4,228
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.264639	2.65%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	10.080744	12.268928	21.71%	12,811
2012	8.991737	10.080744	12.11%	15,075
2011	9.837332	8.991737	-8.60%	22,535
2010	8.665389	9.837332	13.52%	26,535
2009	6.304173	8.665389	37.45%	14,708
2008	11.234864	6.304173	-43.89%	14,033
2007	10.015807	11.234864	12.17%	3,455
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.277936	11.164248	8.62%	18,592
2012	9.409184	10.277936	9.23%	21,704
2011	9.569007	9.409184	-1.67%	8,171
2010	8.744167	9.569007	9.43%	8,598
2009	7.234598	8.744167	20.87%	5,448
2008	10.493010	7.234598	-31.05%	766
2007	10.019089	10.493010	4.73%	70,796

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.662028	11.312851	17.09%	5,523
2012	8.717186	9.662028	10.84%	7,334
2011	9.229306	8.717186	-5.55%	10,570
2010	8.228813	9.229306	12.16%	11,290
2009	6.145775	8.228813	33.89%	2,242
2008	10.772142	6.145775	-42.95%	2,838
2007*	10.000000	10.772142	7.72%	2,700
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.903761	6.983358	1.15%	8,554
2012	7.885576	6.903761	-12.45%	13,324
2011	8.752421	7.885576	-9.90%	13,599
2010	9.202060	8.752421	-4.89%	36,527
2009	9.723028	9.202060	-5.36%	26,876
2008*	10.000000	9.723028	-2.77%	11,764
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	12.219804	14.152204	15.81%	32,104
2012	11.867840	12.219804	2.97%	32,668
2011	12.881344	11.867840	-7.87%	47,460
2010	11.747421	12.881344	9.65%	59,241
2009	9.359609	11.747421	25.51%	115,095
2008	16.017663	9.359609	-41.57%	78,130
2007	13.235719	16.017663	21.02%	119,843
2006	12.051014	13.235719	9.83%	96,082
2005	10.747989	12.051014	12.12%	163,476
2004	9.845664	10.747989	9.16%	66,176
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.909603	8.930108	0.23%	9,072
2012	8.839735	8.909603	0.79%	16,924
2011	8.671754	8.839735	1.94%	14,960
2010	8.282826	8.671754	4.70%	15,306
2009	8.685669	8.282826	-4.64%	10,388
2008	10.838030	8.685669	-19.86%	25,560
2007	10.586745	10.838030	2.37%	45,885
2006	10.067934	10.586745	5.15%	34,325
2005*	10.000000	10.067934	0.68%	10,350
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.155942	1.56%	8,099
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.060425	0.60%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.005314	0.05%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.217187	13.839838	23.38%	140,602
2012	9.546233	11.217187	17.50%	162,056
2011	10.433340	9.546233	-8.50%	212,865
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.836154	-1.64%	20,655
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	10.011100	0.11%	41,844
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.194575	10.910527	7.02%	26,714
2012	9.463003	10.194575	7.73%	3,716
2011*	10.000000	9.463003	-5.37%	2,540
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.806034	18.06%	387
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.634097	12.926727	21.56%	134,105
2012	9.320569	10.634097	14.09%	6,065
2011*	10.000000	9.320569	-6.79%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.800598	18.01%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.535009	15.35%	3,650
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.349977	14.489748	27.66%	2,213
2012	9.910612	11.349977	14.52%	1,192
2011	10.735840	9.910612	-7.69%	4,729
2010*	10.000000	10.735840	7.36%	4,847
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.147118	12.602071	13.05%	37,520
2012	10.179790	11.147118	9.50%	942
2011	10.464787	10.179790	-2.72%	977
2010*	10.000000	10.464787	4.65%	1,014
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.289919	13.496938	19.55%	7,062
2012	10.075944	11.289919	12.05%	1,703
2011	10.583621	10.075944	-4.80%	2,260
2010*	10.000000	10.583621	5.84%	2,776

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.895478	11.272879	3.46%	8,297
2012	10.279704	10.895478	5.99%	12,114
2011	10.280290	10.279704	-0.01%	12,114
2010*	10.000000	10.280290	2.80%	13,341
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.279964	2.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.351978	3.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.221944	13.034921	16.16%	50,861
2012	10.128726	11.221944	10.79%	31,740
2011	10.517582	10.128726	-3.70%	47,624
2010*	10.000000	10.517582	5.18%	47,195
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.308875	13.857592	22.54%	26,090
2012	10.009802	11.308875	12.98%	25,376
2011	10.649124	10.009802	-6.00%	25,080
2010*	10.000000	10.649124	6.49%	21,950
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.098418	12.172893	9.68%	17,404
2012	10.228996	11.098418	8.50%	17,856
2011	10.402052	10.228996	-1.66%	18,313
2010*	10.000000	10.402052	4.02%	16,221
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.830700	10.460277	-3.42%	6,461
2012	10.254921	10.830700	5.61%	13,764
2011*	10.000000	10.254921	2.55%	3,481
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.259181	2.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.324016	3.24%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.578483	9.444386	-1.40%	918,746
2012	9.714855	9.578483	-1.40%	935,414
2011	9.852400	9.714855	-1.40%	1,157,693
2010	9.992278	9.852400	-1.40%	1,047,951
2009*	10.000000	9.992278	-0.08%	1,410,965
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.572867	-4.27%	1,203

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.312531	13.505181	19.38%	15,787
2012	9.932038	11.312531	13.90%	6,588
2011	11.145363	9.932038	-10.89%	5,607
2010*	10.000000	11.145363	11.45%	4,972
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.764544	15.591866	32.53%	10,720
2012	10.273770	11.764544	14.51%	1,109
2011	10.767400	10.273770	-4.58%	0
2010*	10.000000	10.767400	7.67%	504
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	11.019440	14.671027	33.14%	6,292
2012	9.504308	11.019440	15.94%	3,344
2011	10.264344	9.504308	-7.40%	3,935
2010*	10.000000	10.264344	2.64%	2,833
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2013	16.449710	22.536214	37.00%	2,399
2012	14.519794	16.449710	13.29%	2,427
2011	15.375881	14.519794	-5.57%	4,217
2010	12.296304	15.375881	25.04%	7,186
2009*	10.000000	12.296304	22.96%	7,213
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.954221	16.337365	36.67%	1,945
2012	10.575613	11.954221	13.04%	0
2011	11.225099	10.575613	-5.79%	519
2010*	10.000000	11.225099	12.25%	967
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.908926	15.931619	33.78%	7,806
2012	10.381475	11.908926	14.71%	422
2011	10.778798	10.381475	-3.69%	437
2010*	10.000000	10.778798	7.79%	649
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.314315	-6.86%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.155257	10.023642	-1.30%	25,704
2012	9.949242	10.155257	2.07%	25,896
2011*	10.000000	9.949242	-0.51%	21,280
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.132202	1.32%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.658517	-3.41%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.624419	9.861436	2.46%	175
2012*	10.000000	9.624419	-3.76%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.210433	10.530841	3.14%	172
2012*	10.000000	10.210433	2.10%	722
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.421904	14.22%	3,684
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.786602	10.647213	-1.29%	9,373
2012	9.529124	10.786602	13.20%	9,724
2011*	10.000000	9.529124	-4.71%	7,979
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.571810	9.730801	-15.91%	15,324
2012	11.164446	11.571810	3.65%	13,595
2011	12.246493	11.164446	-8.84%	1,855
2010*	10.000000	12.246493	22.46%	2,434
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.881498	11.806790	-8.34%	6,116
2012	11.093841	12.881498	16.11%	24,086
2011	10.593040	11.093841	4.73%	10,281
2010*	10.000000	10.593040	5.93%	16,987
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.072371	11.121666	-7.88%	4,778
2012	11.635430	12.072371	3.76%	6,333
2011	10.884148	11.635430	6.90%	13,844
2010*	10.000000	10.884148	8.84%	381
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.145923	10.949994	-9.85%	16,199
2012	11.527725	12.145923	5.36%	35,315
2011	10.879786	11.527725	5.96%	41,458
2010*	10.000000	10.879786	8.80%	49,378
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.131058	12.634602	4.15%	58,820
2012	10.774364	12.131058	12.59%	104,503
2011	10.584645	10.774364	1.79%	86,862
2010*	10.000000	10.584645	5.85%	23,079
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.236016	10.069265	-1.63%	31,412
2012	9.817229	10.236016	4.27%	35,635
2011*	10.000000	9.817229	-1.83%	7,029

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.793451	10.407462	-3.58%	31,506
2012	9.997303	10.793451	7.96%	54,673
2011*	10.000000	9.997303	-0.03%	31,468
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.931117	-0.69%	1,162
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.283220	8.952714	-3.56%	13,054
2012	8.432217	9.283220	10.09%	2,833
2011	11.195667	8.432217	-24.68%	26,305
2010*	10.000000	11.195667	11.96%	23,168
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.918044	13.138480	10.24%	3,776
2012	10.447862	11.918044	14.07%	6,808
2011	10.815454	10.447862	-3.40%	9,374
2010*	10.000000	10.815454	8.15%	15,577
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.404138	13.455794	8.48%	29,412
2012	11.023582	12.404138	12.52%	31,718
2011	10.881080	11.023582	1.31%	7,898
2010*	10.000000	10.881080	8.81%	2,281
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.107472	10.324466	13.36%	295
2012	7.999060	9.107472	13.86%	454
2011	11.112485	7.999060	-28.02%	247
2010*	10.000000	11.112485	11.12%	1,552
ProFunds - ProFund VP Banks - Q/NQ
2013	9.807095	12.904956	31.59%	4,116
2012	7.455974	9.807095	31.53%	1,130
2011*	10.000000	7.455974	-25.44%	1,263
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.251443	9.635579	16.77%	293
2012	7.714247	8.251443	6.96%	950
2011*	10.000000	7.714247	-22.86%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.626344	4.798813	-27.58%	164
2012	8.057978	6.626344	-17.77%	445
2011	8.969034	8.057978	-10.16%	230
2010*	10.000000	8.969034	-10.31%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.967264	21.533664	66.06%	10,191
2012	9.346898	12.967264	38.73%	2,540
2011*	10.000000	9.346898	-6.53%	626
ProFunds - ProFund VP Bull - Q/NQ
2013	11.475435	14.681683	27.94%	8,295
2012	10.219372	11.475435	12.29%	4,789
2011	10.364092	10.219372	-1.40%	9,176
2010*	10.000000	10.364092	3.64%	213
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.799076	13.677465	26.65%	2,718
2012	9.879843	10.799076	9.30%	0
2011*	10.000000	9.879843	-1.20%	783
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.593617	15.988942	37.91%	2,646
2012	9.630261	11.593617	20.39%	0
2011*	10.000000	9.630261	-3.70%	827
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.155864	8.447852	-7.73%	998
2012	8.713670	9.155864	5.07%	7,604
2011	11.005799	8.713670	-20.83%	7,588
2010*	10.000000	11.005799	10.06%	11,221
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.937858	13.118135	19.93%	134
2012	9.514480	10.937858	14.96%	1,069
2011	10.590352	9.514480	-10.16%	0
2010*	10.000000	10.590352	5.90%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.169718	13.243936	30.23%	583
2012	8.269316	10.169718	22.98%	435
2011*	10.000000	8.269316	-17.31%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.107599	15.306467	37.80%	8,747
2012	9.595498	11.107599	15.76%	3,076
2011*	10.000000	9.595498	-4.05%	435
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.963192	13.575282	36.25%	4,319
2012	8.726210	9.963192	14.18%	11,744
2011*	10.000000	8.726210	-12.74%	10,826

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2013	10.480060	12.347657	17.82%	1,504
2012	9.168340	10.480060	14.31%	7,010
2011	10.854833	9.168340	-15.54%	6,128
2010*	10.000000	10.854833	8.55%	10,624
ProFunds - ProFund VP Internet - Q/NQ
2013	9.980970	14.930271	49.59%	6,657
2012	8.452425	9.980970	18.08%	2,468
2011*	10.000000	8.452425	-15.48%	2,542
ProFunds - ProFund VP Japan - Q/NQ
2013	8.684467	12.693369	46.16%	102
2012	7.163929	8.684467	21.22%	2,745
2011	8.919050	7.163929	-19.68%	137
2010*	10.000000	8.919050	-10.81%	103
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.345458	16.344779	32.40%	4,448
2012	10.772546	12.345458	14.60%	2,076
2011	10.768484	10.772546	0.04%	11,854
2010*	10.000000	10.768484	7.68%	1,053
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.316106	13.843512	22.33%	3,026
2012	11.153992	11.316106	1.45%	1,660
2011	11.063537	11.153992	0.82%	5,857
2010*	10.000000	11.063537	10.64%	146
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.456446	14.868710	29.78%	0
2012	10.387995	11.456446	10.29%	0
2011*	10.000000	10.387995	3.88%	3,643
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.974336	4.267239	-38.82%	7,794
2012	8.277763	6.974336	-15.75%	7,666
2011*	10.000000	8.277763	-17.22%	3,360
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.708764	10.568595	-1.31%	2,420
2012	9.269338	10.708764	15.53%	2,129
2011*	10.000000	9.269338	-7.31%	336
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.975788	5.714505	14.85%	20,208
2012	5.422684	4.975788	-8.24%	15,488
2011	8.799489	5.422684	-38.38%	0
2010*	10.000000	8.799489	-12.01%	4,219

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.320020	10.949795	31.61%	385
2012	8.805543	8.320020	-5.51%	0
2011*	10.000000	8.805543	-11.94%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.791432	7.664650	-1.63%	61
2012	9.087790	7.791432	-14.26%	0
2011	8.328622	9.087790	9.12%	0
2010*	10.000000	8.328622	-16.71%	161
ProFunds - ProFund VP Short International - Q/NQ
2013	6.742644	5.251572	-22.11%	0
2012	8.564975	6.742644	-21.28%	0
2011	8.532498	8.564975	0.38%	24,031
2010*	10.000000	8.532498	-14.68%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.126487	4.264482	-30.39%	0
2012	7.651962	6.126487	-19.94%	303
2011	8.668491	7.651962	-11.73%	226
2010*	10.000000	8.668491	-13.32%	5,465
ProFunds - ProFund VP Technology - Q/NQ
2013	10.081945	12.445155	23.44%	914
2012	9.269906	10.081945	8.76%	0
2011*	10.000000	9.269906	-7.30%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.927840	12.075301	10.50%	1,926
2012	9.512125	10.927840	14.88%	1,926
2011*	10.000000	9.512125	-4.88%	849
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.831417	11.828965	-20.24%	1,064
2012	14.897590	14.831417	-0.44%	3,299
2011	10.527770	14.897590	41.51%	21,861
2010*	10.000000	10.527770	5.28%	9,641
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.615174	25.801453	76.54%	718
2012	11.082425	14.615174	31.88%	0
2011	11.375327	11.082425	-2.57%	83
2010*	10.000000	11.375327	13.75%	1,572
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.615231	1.830939	-49.35%	257
2012	5.660557	3.615231	-36.13%	5,062
2011	7.376697	5.660557	-23.26%	4,130
2010*	10.000000	7.376697	-26.23%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.672510	11.924077	11.73%	1,113
2012	10.809091	10.672510	-1.26%	997
2011*	10.000000	10.809091	8.09%	4,346
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.470402	8.241716	27.38%	27,728
2012	5.283062	6.470402	22.47%	10,975
2011	6.889576	5.283062	-23.32%	8,824
2010	6.181401	6.889576	11.46%	12,404
2009	6.492213	6.181401	-4.79%	5,884
2008	11.191648	6.492213	-41.99%	66,960
2007	15.567241	11.191648	-28.11%	9,990
2006	14.191698	15.567241	9.69%	83,500
2005	14.801882	14.191698	-4.12%	8,468
2004	13.083977	14.801882	13.13%	24,304
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	22.389647	22.351981	-0.17%	27,456
2012	20.508985	22.389647	9.17%	31,585
2011	24.897888	20.508985	-17.63%	33,827
2010	19.934001	24.897888	24.90%	63,044
2009	13.004823	19.934001	53.28%	44,055
2008	24.156645	13.004823	-46.16%	33,119
2007	18.289312	24.156645	32.08%	84,869
2006	15.166782	18.289312	20.59%	42,832
2005	14.784459	15.166782	2.59%	48,757
2004	12.409182	14.784459	19.14%	106,404
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	14.919523	22.684418	52.05%	44,855
2012	11.127776	14.919523	34.07%	56,805
2011	10.204700	11.127776	9.05%	68,444
2010	9.349025	10.204700	9.15%	53,834
2009	8.012331	9.349025	16.68%	43,939
2008	9.210906	8.012331	-13.01%	136,186
2007	8.948280	9.210906	2.93%	52,997
2006	9.386990	8.948280	-4.67%	33,222
2005	8.602193	9.386990	9.12%	170,980
2004	8.629500	8.602193	-0.32%	37,708
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.870229	4.647825	-4.57%	21,792
2012	5.010078	4.870229	-2.79%	40,013
2011	5.442702	5.010078	-7.95%	41,791
2010	5.109652	5.442702	6.52%	43,502
2009	4.645162	5.109652	10.00%	30,417
2008	9.242141	4.645162	-49.74%	15,963
2007	7.154813	9.242141	29.17%	16,117
2006	8.835452	7.154813	-19.02%	34,274
2005*	10.000000	8.835452	-11.65%	43,165

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	20.346666	25.729728	26.46%	33,346
2012	18.924160	20.346666	7.52%	43,073
2011	16.870380	18.924160	12.17%	69,392
2010	14.588570	16.870380	15.64%	40,953
2009	12.421053	14.588570	17.45%	15,666
2008	16.443749	12.421053	-24.46%	78,927
2007	15.014962	16.443749	9.52%	20,624
2006	12.967839	15.014962	15.79%	81,802
2005	13.203747	12.967839	-1.79%	12,960
2004	11.818825	13.203747	11.72%	13,966
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.894549	17.477358	60.42%	28,146
2012	9.432385	10.894549	15.50%	12,711
2011	8.769060	9.432385	7.56%	25,492
2010	7.138445	8.769060	22.84%	31,326
2009	5.289557	7.138445	34.95%	98,811
2008	14.013089	5.289557	-62.25%	148,969
2007	13.141941	14.013089	6.63%	17,402
2006	10.209680	13.141941	28.72%	35,425
2005	10.764078	10.209680	-5.15%	8,102
2004*	10.000000	10.764078	7.64%	20,433
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.833616	9.099846	33.16%	54,982
2012	6.858785	6.833616	-0.37%	45,619
2011	8.329326	6.858785	-17.65%	51,368
2010	7.710784	8.329326	8.02%	53,795
2009	4.550682	7.710784	69.44%	68,414
2008	9.251400	4.550682	-50.81%	6,887
2007	9.623805	9.251400	-3.87%	1,809
2006	9.523425	9.623805	1.05%	12,584
2005	9.298209	9.523425	2.42%	12,556
2004	12.086944	9.298209	-23.07%	62,774
Rydex Variable Trust - Energy Fund - Q/NQ
2013	22.013657	26.799368	21.74%	32,790
2012	21.803130	22.013657	0.97%	47,514
2011	23.485589	21.803130	-7.16%	46,315
2010	20.006900	23.485589	17.39%	68,290
2009	14.650581	20.006900	36.56%	45,440
2008	27.534512	14.650581	-46.79%	45,657
2007	20.964179	27.534512	31.34%	87,160
2006	18.995502	20.964179	10.36%	78,607
2005	13.905036	18.995502	36.61%	110,270
2004	10.661638	13.905036	30.42%	154,526

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	24.676168	30.143185	22.16%	14,732
2012	24.926762	24.676168	-1.01%	18,328
2011	27.870059	24.926762	-10.56%	28,387
2010	22.424449	27.870059	24.28%	43,966
2009	14.002562	22.424449	60.15%	55,811
2008	33.497209	14.002562	-58.20%	28,285
2007	24.781759	33.497209	35.17%	72,867
2006	22.646213	24.781759	9.43%	53,848
2005	15.486609	22.646213	46.23%	120,350
2004	11.743994	15.486609	31.87%	118,065
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	9.896863	12.089927	22.16%	20,011
2012	8.250651	9.896863	19.95%	37,824
2011	9.860144	8.250651	-16.32%	17,571
2010	11.207782	9.860144	-12.02%	19,237
2009	8.379570	11.207782	33.75%	17,555
2008	18.827904	8.379570	-55.49%	69,806
2007	16.890506	18.827904	11.47%	111,848
2006	13.226515	16.890506	27.70%	139,080
2005	12.612206	13.226515	4.87%	101,944
2004	11.012347	12.612206	14.53%	116,212
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.358041	10.511909	25.77%	55,263
2012	6.909617	8.358041	20.96%	47,449
2011	8.236850	6.909617	-16.11%	49,518
2010	7.304524	8.236850	12.76%	57,308
2009	6.189966	7.304524	18.01%	108,100
2008	12.083560	6.189966	-48.77%	19,900
2007	15.094257	12.083560	-19.95%	8,840
2006	13.113887	15.094257	15.10%	95,270
2005	12.864919	13.113887	1.94%	16,384
2004	11.140594	12.864919	15.48%	19,701
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	19.136119	15.424255	-19.40%	16,420
2012	18.842287	19.136119	1.56%	17,240
2011	13.506198	18.842287	39.51%	45,405
2010	12.441082	13.506198	8.56%	25,758
2009	18.431333	12.441082	-32.50%	25,232
2008	12.907333	18.431333	42.80%	24,565
2007	11.929963	12.907333	8.19%	48,958
2006	12.492453	11.929963	-4.50%	46,320
2005	11.765096	12.492453	6.18%	53,954
2004	11.011208	11.765096	6.85%	57,735

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	13.815065	19.317564	39.83%	69,640
2012	11.958976	13.815065	15.52%	75,095
2011	11.585331	11.958976	3.23%	76,837
2010	11.004880	11.585331	5.27%	51,199
2009	8.954153	11.004880	22.90%	34,662
2008	12.085782	8.954153	-25.91%	157,827
2007	11.561746	12.085782	4.53%	70,662
2006	11.155177	11.561746	3.64%	73,582
2005	10.224749	11.155177	9.10%	86,163
2004	9.762304	10.224749	4.74%	63,387
Rydex Variable Trust - Internet Fund - Q/NQ
2013	17.931046	26.737621	49.11%	53,206
2012	15.240750	17.931046	17.65%	35,787
2011	17.549183	15.240750	-13.15%	35,918
2010	14.736918	17.549183	19.08%	67,740
2009	9.011581	14.736918	63.53%	18,247
2008	16.580283	9.011581	-45.65%	6,510
2007	15.234285	16.580283	8.84%	62,992
2006	14.083720	15.234285	8.17%	22,288
2005	14.482407	14.083720	-2.75%	45,368
2004	12.675955	14.482407	14.25%	27,902
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.989565	1.100755	-44.67%	194,179
2012	2.602268	1.989565	-23.54%	358,927
2011	3.618951	2.602268	-28.09%	355,993
2010	5.265296	3.618951	-31.27%	388,957
2009	9.648146	5.265296	-45.43%	45,657
2008	6.083729	9.648146	58.59%	4,919
2007	6.780020	6.083729	-10.27%	10,989
2006	8.789354	6.780020	-22.86%	15,467
2005	8.771152	8.789354	0.21%	30,733
2004*	10.000000	8.771152	-12.29%	796
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.589246	4.079077	13.65%	39,801
2012	3.880722	3.589246	-7.51%	36,153
2011	5.657936	3.880722	-31.41%	35,555
2010	6.581269	5.657936	-14.03%	64,825
2009	5.589667	6.581269	17.74%	215,309
2008	8.123121	5.589667	-31.19%	53,290
2007	8.628486	8.123121	-5.86%	79,557
2006	8.094527	8.628486	6.60%	47,470
2005	8.663023	8.094527	-6.56%	123,199
2004	9.835000	8.663023	-11.92%	231,356

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.317651	2.369294	-28.59%	407
2012	4.121642	3.317651	-19.51%	1,111
2011	4.510877	4.121642	-8.63%	71,365
2010	6.123653	4.510877	-26.34%	77,369
2009	9.595925	6.123653	-36.18%	36,308
2008	7.240043	9.595925	32.54%	34,855
2007	7.492112	7.240043	-3.36%	34,437
2006	7.900487	7.492112	-5.17%	3,758
2005	8.724281	7.900487	-9.44%	7,061
2004*	10.000000	8.724281	-12.76%	1,290
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	1.979943	1.385065	-30.05%	4,504
2012	2.468368	1.979943	-19.79%	8,561
2011	2.783840	2.468368	-11.33%	6,558
2010	3.586086	2.783840	-22.37%	9,847
2009	6.069703	3.586086	-40.92%	11,686
2008	4.158646	6.069703	45.95%	88,357
2007	4.754415	4.158646	-12.53%	94,644
2006	4.890303	4.754415	-2.78%	106,590
2005	4.897315	4.890303	-0.14%	109,515
2004	5.633359	4.897315	-13.07%	99,450
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.123259	2.129527	-31.82%	2,237
2012	3.870377	3.123259	-19.30%	8,179
2011	4.248686	3.870377	-8.90%	67,111
2010	5.953863	4.248686	-28.64%	88,394
2009	8.993498	5.953863	-33.80%	13,452
2008	7.314871	8.993498	22.95%	3,191
2007	7.041282	7.314871	3.89%	12,884
2006	8.110624	7.041282	-13.18%	45,082
2005	8.484496	8.110624	-4.41%	10,026
2004*	10.000000	8.484496	-15.16%	1,148
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.792541	2.747856	-27.55%	24,081
2012	4.633283	3.792541	-18.15%	43,416
2011	5.166127	4.633283	-10.31%	113,489
2010	6.309562	5.166127	-18.12%	147,612
2009	8.832559	6.309562	-28.56%	112,412
2008	6.433088	8.832559	37.30%	48,508
2007	6.471312	6.433088	-0.59%	120,353
2006	7.095350	6.471312	-8.80%	90,506
2005	7.251739	7.095350	-2.16%	95,690
2004	8.190847	7.251739	-11.47%	165,665

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.611730	13.246219	53.82%	20,126
2012	7.272250	8.611730	18.42%	26,359
2011	10.380016	7.272250	-29.94%	11,400
2010	9.096676	10.380016	14.11%	27,323
2009	7.459808	9.096676	21.94%	30,013
2008	11.288103	7.459808	-33.91%	68,836
2007	12.897832	11.288103	-12.48%	71,824
2006	12.441442	12.897832	3.67%	119,841
2005	10.484359	12.441442	18.67%	142,090
2004	9.637631	10.484359	8.79%	72,226
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	18.392808	25.826819	40.42%	36,094
2012	15.376231	18.392808	19.62%	53,048
2011	15.220962	15.376231	1.02%	49,813
2010	11.843165	15.220962	28.52%	50,930
2009	8.785057	11.843165	34.81%	37,317
2008	17.502777	8.785057	-49.81%	6,502
2007	18.214935	17.502777	-3.91%	10,996
2006	14.961605	18.214935	21.74%	40,534
2005	15.950092	14.961605	-6.20%	14,079
2004	13.059984	15.950092	22.13%	36,298
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	21.101721	31.258431	48.13%	6,360
2012	17.214014	21.101721	22.58%	14,189
2011	18.892361	17.214014	-8.88%	10,693
2010	13.929524	18.892361	35.63%	25,352
2009	9.270241	13.929524	50.26%	18,778
2008	20.817867	9.270241	-55.47%	103,019
2007	20.382148	20.817867	2.14%	89,986
2006	18.712766	20.382148	8.92%	80,491
2005	16.636932	18.712766	12.48%	140,983
2004	13.814118	16.636932	20.43%	89,676
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	12.914251	22.948097	77.70%	7,953
2012	9.765543	12.914251	32.24%	18,241
2011	9.971302	9.765543	-2.06%	21,696
2010	7.386917	9.971302	34.99%	22,679
2009	3.439638	7.386917	114.76%	37,710
2008	12.731942	3.439638	-72.98%	228,050
2007	10.072819	12.731942	26.40%	73,267
2006	9.741803	10.072819	3.40%	42,238
2005	10.188585	9.741803	-4.39%	88,003
2004	9.047692	10.188585	12.61%	200,237

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	17.669438	23.453705	32.74%	15,870
2012	15.347056	17.669438	15.13%	17,287
2011	15.234099	15.347056	0.74%	27,921
2010	13.039873	15.234099	16.83%	47,028
2009	8.700587	13.039873	49.87%	45,071
2008	15.191759	8.700587	-42.73%	119,672
2007	13.077719	15.191759	16.17%	49,469
2006	12.539013	13.077719	4.30%	27,211
2005	12.576668	12.539013	-0.30%	96,053
2004	11.664891	12.576668	7.82%	248,258
Rydex Variable Trust - Nova Fund - Q/NQ
2013	11.076458	16.271987	46.91%	48,308
2012	9.189751	11.076458	20.53%	55,138
2011	9.430054	9.189751	-2.55%	63,054
2010	7.972126	9.430054	18.29%	81,950
2009	5.966736	7.972126	33.61%	43,492
2008	13.293088	5.966736	-55.11%	33,725
2007	13.332785	13.293088	-0.30%	84,906
2006	11.336504	13.332785	17.61%	210,115
2005	11.058472	11.336504	2.51%	198,391
2004	9.784672	11.058472	13.02%	241,000
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	22.991199	12.217968	-46.86%	78,338
2012	24.314836	22.991199	-5.44%	121,629
2011	32.514101	24.314836	-25.22%	87,970
2010	23.881933	32.514101	36.15%	119,479
2009	16.229722	23.881933	47.15%	60,126
2008	26.793557	16.229722	-39.43%	91,091
2007	22.731478	26.793557	17.87%	93,442
2006	18.985037	22.731478	19.73%	132,289
2005	15.927174	18.985037	19.20%	137,444
2004	18.830171	15.927174	-15.42%	74,661
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	18.714221	19.180034	2.49%	32,990
2012	16.038386	18.714221	16.68%	47,146
2011	15.905449	16.038386	0.84%	52,678
2010	12.918804	15.905449	23.12%	78,314
2009	10.459625	12.918804	23.51%	98,995
2008	18.178183	10.459625	-42.46%	79,162
2007	22.796282	18.178183	-20.26%	44,911
2006	17.685156	22.796282	28.90%	126,519
2005	16.739006	17.685156	5.65%	58,385
2004	13.104931	16.739006	27.73%	74,450

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	17.780456	23.807584	33.90%	36,563
2012	15.443388	17.780456	15.13%	31,613
2011	14.874117	15.443388	3.83%	57,504
2010	12.054735	14.874117	23.39%	36,188
2009	8.476953	12.054735	42.21%	12,597
2008	12.822070	8.476953	-33.89%	10,869
2007	14.880265	12.822070	-13.83%	3,219
2006	13.709563	14.880265	8.54%	6,411
2005	13.181461	13.709563	4.01%	10,220
2004	12.146683	13.181461	8.52%	7,468
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	16.211207	25.345229	56.34%	7,831
2012	13.465654	16.211207	20.39%	9,975
2011	15.551515	13.465654	-13.41%	13,834
2010	11.441765	15.551515	35.92%	12,536
2009	8.704596	11.441765	31.45%	7,690
2008	18.153251	8.704596	-52.05%	90,351
2007	19.742932	18.153251	-8.05%	93,266
2006	16.568128	19.742932	19.16%	96,463
2005	16.169493	16.568128	2.47%	93,669
2004	13.098260	16.169493	23.45%	193,998
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	9.169640	15.253861	66.35%	24,641
2012	7.187765	9.169640	27.57%	26,299
2011	7.589291	7.187765	-5.29%	51,308
2010	6.134614	7.589291	23.71%	73,258
2009	4.250529	6.134614	44.33%	122,200
2008	13.465808	4.250529	-68.43%	317,269
2007	13.574847	13.465808	-0.80%	205,483
2006	11.129444	13.574847	21.97%	150,486
2005	10.917510	11.129444	1.94%	149,595
2004	9.471835	10.917510	15.26%	124,734
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.893821	17.966379	39.34%	60,840
2012	11.541176	12.893821	11.72%	85,620
2011	11.833490	11.541176	-2.47%	66,568
2010	9.598658	11.833490	23.28%	53,384
2009	6.611724	9.598658	45.18%	57,534
2008	11.143884	6.611724	-40.67%	54,544
2007	10.773727	11.143884	3.44%	43,358
2006	10.366124	10.773727	3.93%	41,867
2005	10.329601	10.366124	0.35%	8,861
2004*	10.000000	10.329601	3.30%	32,394

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.772618	18.294316	43.23%	33,836
2012	10.598489	12.772618	20.51%	30,961
2011	11.100406	10.598489	-4.52%	34,848
2010	9.356896	11.100406	18.63%	37,503
2009	6.273991	9.356896	49.14%	60,602
2008	12.393233	6.273991	-49.38%	17,511
2007	13.283111	12.393233	-6.70%	32,500
2006	11.449047	13.283111	16.02%	78,756
2005	11.144227	11.449047	2.74%	23,864
2004*	10.000000	11.144227	11.44%	21,443
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	18.326033	24.222383	32.17%	37,110
2012	16.015745	18.326033	14.43%	52,154
2011	16.350242	16.015745	-2.05%	57,793
2010	12.507384	16.350242	30.72%	61,646
2009	8.089008	12.507384	54.62%	44,614
2008	12.848154	8.089008	-37.04%	26,507
2007	12.015918	12.848154	6.93%	28,885
2006	11.816543	12.015918	1.69%	20,764
2005	10.751283	11.816543	9.91%	115,773
2004*	10.000000	10.751283	7.51%	63,479
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	14.050099	18.813617	33.90%	15,412
2012	12.180812	14.050099	15.35%	17,447
2011	13.304842	12.180812	-8.45%	20,417
2010	11.232488	13.304842	18.45%	36,134
2009	7.337694	11.232488	53.08%	50,662
2008	13.202314	7.337694	-44.42%	12,785
2007	14.072883	13.202314	-6.19%	9,740
2006	12.190491	14.072883	15.44%	16,289
2005	11.413296	12.190491	6.81%	22,373
2004*	10.000000	11.413296	14.13%	17,586
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	14.799707	20.620229	39.33%	35,411
2012	13.570721	14.799707	9.06%	23,064
2011	13.295627	13.570721	2.07%	58,829
2010	10.753018	13.295627	23.65%	30,845
2009	8.140379	10.753018	32.09%	27,613
2008	12.570131	8.140379	-35.24%	18,911
2007	12.763428	12.570131	-1.51%	19,732
2006	12.015296	12.763428	6.23%	21,507
2005	11.474115	12.015296	4.72%	28,120
2004*	10.000000	11.474115	14.74%	84,675

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.850613	18.097431	40.83%	21,506
2012	10.826986	12.850613	18.69%	10,218
2011	12.125527	10.826986	-10.71%	30,383
2010	9.830241	12.125527	23.35%	35,703
2009	6.144055	9.830241	60.00%	34,056
2008	11.028813	6.144055	-44.29%	21,113
2007	14.045977	11.028813	-21.48%	17,878
2006	11.949744	14.045977	17.54%	41,694
2005	11.693769	11.949744	2.19%	40,283
2004*	10.000000	11.693769	16.94%	74,940
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.646681	5.402336	-4.33%	6,602
2012	6.110890	5.646681	-7.60%	9,002
2011	6.473257	6.110890	-5.60%	30,010
2010	6.874961	6.473257	-5.84%	20,524
2009	8.284747	6.874961	-17.02%	20,648
2008	7.959587	8.284747	4.09%	10,393
2007	9.059813	7.959587	-12.14%	4,751
2006	10.280583	9.059813	-11.87%	4,049
2005*	10.000000	10.280583	2.81%	191
Rydex Variable Trust - Technology Fund - Q/NQ
2013	13.229125	17.660721	33.50%	42,021
2012	11.981523	13.229125	10.41%	46,492
2011	13.382487	11.981523	-10.47%	51,036
2010	12.114560	13.382487	10.47%	73,223
2009	7.896061	12.114560	53.43%	46,515
2008	14.670426	7.896061	-46.18%	24,344
2007	13.480578	14.670426	8.83%	79,398
2006	12.910945	13.480578	4.41%	28,959
2005	12.698629	12.910945	1.67%	34,525
2004	12.732525	12.698629	-0.27%	32,746
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.620311	8.825809	15.82%	6,266
2012	7.370579	7.620311	3.39%	16,541
2011	8.732756	7.370579	-15.60%	15,975
2010	7.734350	8.732756	12.91%	49,996
2009	6.095695	7.734350	26.88%	7,968
2008	11.310098	6.095695	-46.10%	17,205
2007	10.502672	11.310098	7.69%	65,696
2006	8.912337	10.502672	17.84%	42,381
2005	8.934579	8.912337	-0.25%	19,030
2004	8.041798	8.934579	11.10%	20,945

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	16.341168	24.271864	48.53%	39,473
2012	14.095198	16.341168	15.93%	29,046
2011	16.083278	14.095198	-12.36%	35,832
2010	13.140292	16.083278	22.40%	46,899
2009	11.353060	13.140292	15.74%	14,730
2008	15.405853	11.353060	-26.31%	64,588
2007	17.124843	15.405853	-10.04%	4,005
2006	16.173135	17.124843	5.88%	38,137
2005	15.119525	16.173135	6.97%	18,853
2004	12.467876	15.119525	21.27%	97,413
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	12.010449	13.456033	12.04%	32,572
2012	12.046763	12.010449	-0.30%	52,883
2011	10.506140	12.046763	14.66%	99,486
2010	9.969202	10.506140	5.39%	79,310
2009	8.884935	9.969202	12.20%	53,516
2008	12.795433	8.884935	-30.56%	60,442
2007	11.498806	12.795433	11.28%	80,631
2006	9.640519	11.498806	19.28%	168,413
2005	8.842834	9.640519	9.02%	139,986
2004	7.644829	8.842834	15.67%	142,577
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	10.401137	9.966803	-4.18%	1,587
2012	10.467388	10.401137	-0.63%	2,040
2011	11.021694	10.467388	-5.03%	1,972
2010	11.842305	11.021694	-6.93%	10,444
2009	11.266226	11.842305	5.11%	3,058
2008	13.019503	11.266226	-13.47%	14,763
2007	11.179716	13.019503	16.46%	7,497
2006	9.714109	11.179716	15.09%	63,836
2005*	10.000000	9.714109	-2.86%	342
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.052811	0.53%	170
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.981274	10.779081	-10.03%	275
2012	10.308957	11.981274	16.22%	2,047
2011*	10.000000	10.308957	3.09%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.620117	10.747243	1.20%	8,151
2012	8.289086	10.620117	28.12%	9,521
2011*	10.000000	8.289086	-17.11%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.956713	11.363878	14.13%	1,608
2012	8.881897	9.956713	12.10%	0
2011*	10.000000	8.881897	-11.18%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.837610	8.541935	8.99%	13,952
2012	7.688816	7.837610	1.94%	14,632
2011*	10.000000	7.688816	-23.11%	616
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.593263	9.936601	3.58%	306
2012	9.601947	9.593263	-0.09%	1,073
2011*	10.000000	9.601947	-3.98%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.130252	11.602090	14.53%	0
2012	9.071507	10.130252	11.67%	0
2011*	10.000000	9.071507	-9.28%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.366140	3.66%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.238186	10.130957	-9.85%	0
2012	10.624985	11.238186	5.77%	0
2011*	10.000000	10.624985	6.25%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	13.180450	17.633483	33.79%	0
2012	11.662196	13.180450	13.02%	0
2011	11.482313	11.662196	1.57%	0
2010	10.212334	11.482313	12.44%	0
2009	8.779128	10.212334	16.33%	0
2008	13.625721	8.779128	-35.57%	0
2007	13.843697	13.625721	-1.57%	0
2006	12.002897	13.843697	15.34%	0
2005	11.645836	12.002897	3.07%	0
2004	10.463627	11.645836	11.30%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2013	11.886733	16.042600	34.96%	0
2012	10.591740	11.886733	12.23%	0
2011	10.639110	10.591740	-0.45%	0
2010	9.302830	10.639110	14.36%	0
2009	7.019981	9.302830	32.52%	0
2008	12.187154	7.019981	-42.40%	0
2007	10.223063	12.187154	19.21%	0
2006	10.730193	10.223063	-4.73%	0
2005	10.661990	10.730193	0.64%	0
2004	9.779199	10.661990	9.03%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	14.900650	19.333827	29.75%	0
2012	13.203582	14.900650	12.85%	0
2011	13.269626	13.203582	-0.50%	0
2010	11.877285	13.269626	11.72%	0
2009	10.060305	11.877285	18.06%	0
2008	13.948690	10.060305	-27.88%	0
2007	14.929408	13.948690	-6.57%	0
2006	12.773404	14.929408	16.88%	0
2005	12.345888	12.773404	3.46%	0
2004	10.962557	12.345888	12.62%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.471428	14.71%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.903728	12.288496	12.70%	0
2012	10.066822	10.903728	8.31%	0
2011	10.605871	10.066822	-5.08%	0
2010*	10.000000	10.605871	6.06%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.813787	8.673684	-11.62%	0
2012	10.176820	9.813787	-3.57%	0
2011	11.827870	10.176820	-13.96%	0
2010*	10.000000	11.827870	18.28%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.476739	10.726893	2.39%	0
2012*	10.000000	10.476739	4.77%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.042726	11.409480	13.61%	0
2012	9.084484	10.042726	10.55%	0
2011*	10.000000	9.084484	-9.16%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
2013	17.110778	22.062332	28.94%	0
2012	14.956228	17.110778	14.41%	0
2011	15.618818	14.956228	-4.24%	0
2010	13.559108	15.618818	15.19%	0
2009	10.161929	13.559108	33.43%	0
2008	18.001663	10.161929	-43.55%	0
2007	15.581946	18.001663	15.53%	0
2006	14.196551	15.581946	9.76%	0
2005	12.352336	14.196551	14.93%	0
2004	10.890895	12.352336	13.42%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	13.122556	16.518221	25.88%	0
2012	11.381754	13.122556	15.29%	0
2011	11.473876	11.381754	-0.80%	0
2010	10.137625	11.473876	13.18%	0
2009	7.920292	10.137625	28.00%	0
2008	14.062162	7.920292	-43.68%	0
2007	14.098284	14.062162	-0.26%	0
2006	11.938003	14.098284	18.10%	0
2005	11.475473	11.938003	4.03%	0
2004	10.479405	11.475473	9.51%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	11.889632	15.923894	33.93%	0
2012	10.551097	11.889632	12.69%	0
2011	10.713788	10.551097	-1.52%	0
2010	8.781622	10.713788	22.00%	0
2009	6.966366	8.781622	26.06%	0
2008	13.423095	6.966366	-48.10%	0
2007	10.760279	13.423095	24.75%	0
2006	10.248988	10.760279	4.99%	0
2005	9.860108	10.248988	3.94%	0
2004	9.706518	9.860108	1.58%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.566116	11.018270	4.28%	0
2012*	10.000000	10.566116	5.66%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.463927	13.976214	21.91%	0
2012	10.091582	11.463927	13.60%	0
2011	10.405393	10.091582	-3.02%	0
2010*	10.000000	10.405393	4.05%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.534763	5.35%	8,777
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.411833	14.12%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.263214	2.63%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	10.018744	12.181111	21.58%	0
2012	8.945538	10.018744	12.00%	0
2011	9.796718	8.945538	-8.69%	0
2010	8.638375	9.796718	13.41%	0
2009	6.290901	8.638375	37.32%	74,160
2008	11.222639	6.290901	-43.94%	68,109
2007	10.015112	11.222639	12.06%	6,283
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.214801	11.084407	8.51%	0
2012	9.360901	10.214801	9.12%	0
2011	9.529548	9.360901	-1.77%	0
2010	8.716942	9.529548	9.32%	0
2009	7.219383	8.716942	20.74%	7,206
2008	10.481588	7.219383	-31.12%	5,421
2007	10.018396	10.481588	4.62%	1,697

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.606586	11.236547	16.97%	0
2012	8.675977	9.606586	10.73%	0
2011	9.194990	8.675977	-5.64%	0
2010	8.206526	9.194990	12.04%	0
2009	6.135355	8.206526	33.76%	28,058
2008	10.764833	6.135355	-43.01%	24,181
2007*	10.000000	10.764833	7.65%	4,071
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.875422	6.947631	1.05%	0
2012	7.861217	6.875422	-12.54%	0
2011	8.734217	7.861217	-10.00%	0
2010	9.192234	8.734217	-4.98%	0
2009	9.722516	9.192234	-5.45%	138,627
2008*	10.000000	9.722516	-2.77%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	12.088185	13.985586	15.70%	0
2012	11.751970	12.088185	2.86%	0
2011	12.768510	11.751970	-7.96%	0
2010	11.656333	12.768510	9.54%	0
2009	9.296460	11.656333	25.38%	140,013
2008	15.925791	9.296460	-41.63%	171,189
2007	13.173227	15.925791	20.90%	99,894
2006	12.006270	13.173227	9.72%	50,478
2005	10.718925	12.006270	12.01%	339
2004	9.829012	10.718925	9.05%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.845762	8.857119	0.13%	0
2012	8.785320	8.845762	0.69%	0
2011	8.627101	8.785320	1.83%	0
2010	8.248533	8.627101	4.59%	0
2009	8.658499	8.248533	-4.73%	245,023
2008	10.815105	8.658499	-19.94%	375,864
2007	10.575130	10.815105	2.27%	382,085
2006	10.067067	10.575130	5.05%	193,388
2005*	10.000000	10.067067	0.67%	1,165
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.149065	1.49%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.059029	0.59%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.003926	0.04%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.186928	13.788510	23.26%	0
2012	9.530158	11.186928	17.38%	0
2011	10.426337	9.530158	-8.60%	0
2010*	10.000000	10.426337	4.26%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.829484	-1.71%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	10.004303	0.04%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.177350	10.881052	6.91%	0
2012	9.456627	10.177350	7.62%	0
2011*	10.000000	9.456627	-5.43%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.798031	17.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.616141	12.891828	21.44%	0
2012	9.314293	10.616141	13.98%	0
2011*	10.000000	9.314293	-6.86%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.789088	17.89%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.523765	15.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.319340	14.435983	27.53%	0
2012	9.893917	11.319340	14.41%	0
2011	10.728628	9.893917	-7.78%	0
2010*	10.000000	10.728628	7.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.117039	12.555320	12.94%	0
2012	10.162650	11.117039	9.39%	0
2011	10.457749	10.162650	-2.82%	0
2010*	10.000000	10.457749	4.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.259453	13.446865	19.43%	0
2012	10.058981	11.259453	11.93%	0
2011	10.576506	10.058981	-4.89%	0
2010*	10.000000	10.576506	5.77%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.866067	11.231052	3.36%	0
2012	10.262391	10.866067	5.88%	0
2011	10.273366	10.262391	-0.11%	0
2010*	10.000000	10.273366	2.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.278535	2.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.350540	3.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.191644	12.986549	16.04%	0
2012	10.111661	11.191644	10.68%	0
2011	10.510498	10.111661	-3.79%	0
2010*	10.000000	10.510498	5.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.278360	13.806184	22.41%	0
2012	9.992947	11.278360	12.86%	0
2011	10.641970	9.992947	-6.10%	0
2010*	10.000000	10.641970	6.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.068481	12.127756	9.57%	0
2012	10.211776	11.068481	8.39%	0
2011	10.395058	10.211776	-1.76%	0
2010*	10.000000	10.395058	3.95%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.812420	10.432028	-3.52%	0
2012	10.248021	10.812420	5.51%	0
2011*	10.000000	10.248021	2.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.257755	2.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.322582	3.23%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.548829	9.405596	-1.50%	0
2012	9.694642	9.548829	-1.50%	0
2011	9.841858	9.694642	-1.50%	0
2010	9.991722	9.841858	-1.50%	0
2009*	10.000000	9.991722	-0.08%	274,618
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.566382	-4.34%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.281978	13.455059	19.26%	0
2012	9.915291	11.281978	13.78%	0
2011	11.137871	9.915291	-10.98%	0
2010*	10.000000	11.137871	11.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.732807	15.534053	32.40%	0
2012	10.256469	11.732807	14.39%	0
2011	10.760160	10.256469	-4.68%	0
2010*	10.000000	10.760160	7.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.989706	14.616604	33.00%	0
2012	9.488296	10.989706	15.82%	0
2011	10.257441	9.488296	-7.50%	0
2010*	10.000000	10.257441	2.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2013	16.388337	22.429373	36.86%	0
2012	14.480336	16.388337	13.18%	0
2011	15.349627	14.480336	-5.66%	0
2010	12.287748	15.349627	24.92%	0
2009*	10.000000	12.287748	22.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.921975	16.276790	36.53%	0
2012	10.557809	11.921975	12.92%	0
2011	11.217558	10.557809	-5.88%	0
2010*	10.000000	11.217558	12.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.876780	15.872514	33.64%	0
2012	10.363981	11.876780	14.60%	0
2011	10.771539	10.363981	-3.78%	0
2010*	10.000000	10.771539	7.72%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.307999	-6.92%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.138106	9.996555	-1.40%	0
2012	9.942557	10.138106	1.97%	0
2011*	10.000000	9.942557	-0.57%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.130798	1.31%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.651969	-3.48%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.619001	9.845888	2.36%	0
2012*	10.000000	9.619001	-3.81%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.204689	10.514261	3.03%	0
2012*	10.000000	10.204689	2.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.414168	14.14%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.768376	10.618435	-1.39%	0
2012	9.522701	10.768376	13.08%	0
2011*	10.000000	9.522701	-4.77%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.540604	9.694715	-15.99%	0
2012	11.145663	11.540604	3.54%	0
2011	12.238273	11.145663	-8.93%	0
2010*	10.000000	12.238273	22.38%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.846744	11.763002	-8.44%	0
2012	11.075175	12.846744	16.00%	0
2011	10.585921	11.075175	4.62%	0
2010*	10.000000	10.585921	5.86%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.039679	11.080300	-7.97%	0
2012	11.615742	12.039679	3.65%	0
2011	10.876739	11.615742	6.79%	0
2010*	10.000000	10.876739	8.77%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.113152	10.909366	-9.94%	0
2012	11.508323	12.113152	5.26%	0
2011	10.872474	11.508323	5.85%	0
2010*	10.000000	10.872474	8.72%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.098319	12.587724	4.05%	0
2012	10.756218	12.098319	12.48%	0
2011	10.577524	10.756218	1.69%	0
2010*	10.000000	10.577524	5.78%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.218645	10.041987	-1.73%	0
2012	9.810550	10.218645	4.16%	0
2011*	10.000000	9.810550	-1.89%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.775226	10.379361	-3.67%	0
2012	9.990587	10.775226	7.85%	0
2011*	10.000000	9.990587	-0.09%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.929738	-0.70%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.258156	8.919492	-3.66%	0
2012	8.418008	9.258156	9.98%	0
2011	11.188140	8.418008	-24.76%	0
2010*	10.000000	11.188140	11.88%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.885786	13.089638	10.13%	0
2012	10.430191	11.885786	13.96%	0
2011	10.808095	10.430191	-3.50%	0
2010*	10.000000	10.808095	8.08%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.370682	13.405875	8.37%	0
2012	11.005038	12.370682	12.41%	0
2011	10.873773	11.005038	1.21%	0
2010*	10.000000	10.873773	8.74%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.082876	10.286135	13.25%	0
2012	7.985581	9.082876	13.74%	0
2011	11.105015	7.985581	-28.09%	0
2010*	10.000000	11.105015	11.05%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.790512	12.870083	31.45%	0
2012	7.450941	9.790512	31.40%	0
2011*	10.000000	7.450941	-25.49%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.237489	9.609525	16.66%	0
2012	7.709042	8.237489	6.85%	0
2011*	10.000000	7.709042	-22.91%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.608442	4.780986	-27.65%	0
2012	8.044411	6.608442	-17.85%	0
2011	8.962999	8.044411	-10.25%	0
2010*	10.000000	8.962999	-10.37%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.945374	21.475543	65.89%	0
2012	9.340610	12.945374	38.59%	0
2011*	10.000000	9.340610	-6.59%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.444475	14.627225	27.81%	0
2012	10.202170	11.444475	12.18%	0
2011	10.357126	10.202170	-1.50%	0
2010*	10.000000	10.357126	3.57%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.780844	13.640538	26.53%	0
2012	9.873197	10.780844	9.19%	0
2011*	10.000000	9.873197	-1.27%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.574033	15.945770	37.77%	0
2012	9.623787	11.574033	20.26%	0
2011*	10.000000	9.623787	-3.76%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.131160	8.416506	-7.83%	0
2012	8.698998	9.131160	4.97%	0
2011	10.998416	8.698998	-20.91%	0
2010*	10.000000	10.998416	9.98%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.908337	13.069459	19.81%	0
2012	9.498455	10.908337	14.84%	0
2011	10.583234	9.498455	-10.25%	0
2010*	10.000000	10.583234	5.83%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.152548	13.208170	30.10%	0
2012	8.263746	10.152548	22.86%	0
2011*	10.000000	8.263746	-17.36%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.088846	15.265135	37.66%	0
2012	9.589046	11.088846	15.64%	0
2011*	10.000000	9.589046	-4.11%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.946360	13.538604	36.12%	0
2012	8.720329	9.946360	14.06%	0
2011*	10.000000	8.720329	-12.80%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2013	10.451772	12.301841	17.70%	0
2012	9.152897	10.451772	14.19%	0
2011	10.847539	9.152897	-15.62%	0
2010*	10.000000	10.847539	8.48%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.964108	14.889945	49.44%	0
2012	8.446725	9.964108	17.96%	0
2011*	10.000000	8.446725	-15.53%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.661012	12.646256	46.01%	0
2012	7.151849	8.661012	21.10%	0
2011	8.913049	7.151849	-19.76%	0
2010*	10.000000	8.913049	-10.87%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.312153	16.284167	32.26%	0
2012	10.754413	12.312153	14.48%	0
2011	10.761245	10.754413	-0.06%	0
2010*	10.000000	10.761245	7.61%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.285555	13.792141	22.21%	0
2012	11.135206	11.285555	1.35%	0
2011	11.056092	11.135206	0.72%	0
2010*	10.000000	11.056092	10.56%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.437102	14.828558	29.65%	0
2012	10.381007	11.437102	10.17%	0
2011*	10.000000	10.381007	3.81%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.962561	4.255709	-38.88%	0
2012	8.272191	6.962561	-15.83%	0
2011*	10.000000	8.272191	-17.28%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.690675	10.540031	-1.41%	0
2012	9.263096	10.690675	15.41%	0
2011*	10.000000	9.263096	-7.37%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.962317	5.693259	14.73%	0
2012	5.413528	4.962317	-8.33%	0
2011	8.793553	5.413528	-38.44%	0
2010*	10.000000	8.793553	-12.06%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.305962	10.920217	31.47%	0
2012	8.799617	8.305962	-5.61%	0
2011*	10.000000	8.799617	-12.00%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.770415	7.636231	-1.73%	0
2012	9.072504	7.770415	-14.35%	0
2011	8.323013	9.072504	9.01%	0
2010*	10.000000	8.323013	-16.77%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.724454	5.232087	-22.19%	0
2012	8.550555	6.724454	-21.36%	0
2011	8.526755	8.550555	0.28%	0
2010*	10.000000	8.526755	-14.73%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.109937	4.248640	-30.46%	0
2012	7.639062	6.109937	-20.02%	0
2011	8.662657	7.639062	-11.82%	0
2010*	10.000000	8.662657	-13.37%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	10.064914	12.411552	23.32%	0
2012	9.263670	10.064914	8.65%	0
2011*	10.000000	9.263670	-7.36%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.909391	12.042693	10.39%	0
2012	9.505726	10.909391	14.77%	0
2011*	10.000000	9.505726	-4.94%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.791393	11.785075	-20.32%	0
2012	14.872515	14.791393	-0.55%	0
2011	10.520691	14.872515	41.36%	0
2010*	10.000000	10.520691	5.21%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.575758	25.705813	76.36%	0
2012	11.063766	14.575758	31.74%	0
2011	11.367685	11.063766	-2.67%	0
2010*	10.000000	11.367685	13.68%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.605455	1.824135	-49.41%	0
2012	5.651013	3.605455	-36.20%	0
2011	7.371725	5.651013	-23.34%	0
2010*	10.000000	7.371725	-26.28%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.654483	11.891853	11.61%	0
2012	10.801821	10.654483	-1.36%	0
2011*	10.000000	10.801821	8.02%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.396912	8.139860	27.25%	0
2012	5.228368	6.396912	22.35%	0
2011	6.825168	5.228368	-23.40%	0
2010	6.129826	6.825168	11.34%	0
2009	6.444607	6.129826	-4.88%	0
2008	11.120928	6.444607	-42.05%	393,493
2007	15.484682	11.120928	-28.18%	24,875
2006	14.130707	15.484682	9.58%	114,694
2005	14.753190	14.130707	-4.22%	100,968
2004	13.054177	14.753190	13.02%	150,544
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	22.135515	22.075858	-0.27%	0
2012	20.296832	22.135515	9.06%	0
2011	24.665333	20.296832	-17.71%	0
2010	19.767823	24.665333	24.78%	0
2009	12.909512	19.767823	53.13%	141,225
2008	24.004045	12.909512	-46.22%	153
2007	18.192318	24.004045	31.95%	157,527
2006	15.101616	18.192318	20.47%	172,790
2005	14.735836	15.101616	2.48%	111,784
2004	12.380915	14.735836	19.02%	327,201
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	14.750197	22.404247	51.89%	0
2012	11.012668	14.750197	33.94%	0
2011	10.109359	11.012668	8.94%	0
2010	9.271074	10.109359	9.04%	0
2009	7.953583	9.271074	16.56%	656
2008	9.152675	7.953583	-13.10%	401,957
2007	8.900792	9.152675	2.83%	0
2006	9.346637	8.900792	-4.77%	0
2005	8.573891	9.346637	9.01%	197,121
2004	8.609838	8.573891	-0.42%	1,305
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.834538	4.609078	-4.66%	0
2012	4.978437	4.834538	-2.89%	0
2011	5.413803	4.978437	-8.04%	0
2010	5.087681	5.413803	6.41%	0
2009	4.629880	5.087681	9.89%	633,934
2008	9.221117	4.629880	-49.79%	426,820
2007	7.145827	9.221117	29.04%	600,428
2006	8.833283	7.145827	-19.10%	474,028
2005*	10.000000	8.833283	-11.67%	444,984

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	20.115869	25.412089	26.33%	0
2012	18.728532	20.115869	7.41%	0
2011	16.712887	18.728532	12.06%	0
2010	14.467036	16.712887	15.52%	0
2009	12.330059	14.467036	17.33%	100,320
2008	16.339876	12.330059	-24.54%	226,271
2007	14.935331	16.339876	9.40%	243,740
2006	12.912128	14.935331	15.67%	153,248
2005	13.160324	12.912128	-1.89%	137,767
2004	11.791926	13.160324	11.60%	164,964
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.799215	17.306881	60.26%	0
2012	9.359351	10.799215	15.38%	0
2011	8.709973	9.359351	7.46%	0
2010	7.097520	8.709973	22.72%	0
2009	5.264582	7.097520	34.82%	0
2008	13.961159	5.264582	-62.29%	1,478
2007	13.106588	13.961159	6.52%	0
2006	10.192508	13.106588	28.59%	0
2005	10.756857	10.192508	-5.25%	0
2004*	10.000000	10.756857	7.57%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.756030	8.987422	33.03%	0
2012	6.787810	6.756030	-0.47%	0
2011	8.251485	6.787810	-17.74%	0
2010	7.646470	8.251485	7.91%	0
2009	4.517306	7.646470	69.27%	225,405
2008	9.192924	4.517306	-50.86%	3,430
2007	9.572737	9.192924	-3.97%	30,092
2006	9.482475	9.572737	0.95%	37,595
2005	9.267606	9.482475	2.32%	102,904
2004	12.059402	9.267606	-23.15%	549
Rydex Variable Trust - Energy Fund - Q/NQ
2013	21.763791	26.468314	21.62%	0
2012	21.577595	21.763791	0.86%	0
2011	23.266221	21.577595	-7.26%	0
2010	19.840121	23.266221	17.27%	0
2009	14.543202	19.840121	36.42%	62,511
2008	27.360545	14.543202	-46.85%	0
2007	20.852991	27.360545	31.21%	161,796
2006	18.913894	20.852991	10.25%	148,995
2005	13.859294	18.913894	36.47%	206,594
2004	10.637342	13.859294	30.29%	342,554

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	24.396038	29.770771	22.03%	0
2012	24.668866	24.396038	-1.11%	0
2011	27.609680	24.668866	-10.65%	0
2010	22.237489	27.609680	24.16%	0
2009	13.899919	22.237489	59.98%	74,347
2008	33.285571	13.899919	-58.24%	503
2007	24.650320	33.285571	35.03%	97,219
2006	22.548914	24.650320	9.32%	7,609
2005	15.435656	22.548914	46.08%	127,964
2004	11.717231	15.435656	31.73%	5,480
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	9.784516	11.940567	22.04%	0
2012	8.165295	9.784516	19.83%	0
2011	9.768046	8.165295	-16.41%	0
2010	11.114379	9.768046	-12.11%	0
2009	8.318171	11.114379	33.62%	68,500
2008	18.709022	8.318171	-55.54%	268
2007	16.800996	18.709022	11.36%	45,223
2006	13.169735	16.800996	27.57%	78,958
2005	12.570775	13.169735	4.76%	53,824
2004	10.987289	12.570775	14.41%	131,514
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.263118	10.381981	25.64%	0
2012	6.838097	8.263118	20.84%	0
2011	8.159856	6.838097	-16.20%	0
2010	7.243591	8.159856	12.65%	0
2009	6.144576	7.243591	17.89%	229,454
2008	12.007221	6.144576	-48.83%	297
2007	15.014224	12.007221	-20.03%	100,763
2006	13.057549	15.014224	14.99%	348,832
2005	12.822613	13.057549	1.83%	266,582
2004	11.115233	12.822613	15.36%	401,974
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	18.918968	15.233755	-19.48%	0
2012	18.647444	18.918968	1.46%	0
2011	13.380070	18.647444	39.37%	0
2010	12.337410	13.380070	8.45%	0
2009	18.296301	12.337410	-32.57%	173,843
2008	12.825779	18.296301	42.65%	262,576
2007	11.866687	12.825779	8.08%	269,216
2006	12.438774	11.866687	-4.60%	498,458
2005	11.726403	12.438774	6.07%	335,247
2004	10.986137	11.726403	6.74%	93,643

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	13.658260	19.078963	39.69%	0
2012	11.835263	13.658260	15.40%	0
2011	11.477112	11.835263	3.12%	0
2010	10.913145	11.477112	5.17%	0
2009	8.888518	10.913145	22.78%	132,068
2008	12.009381	8.888518	-25.99%	271,267
2007	11.500398	12.009381	4.43%	241,907
2006	11.107220	11.500398	3.54%	205,615
2005	10.191097	11.107220	8.99%	337,804
2004	9.740061	10.191097	4.63%	198,703
Rydex Variable Trust - Internet Fund - Q/NQ
2013	17.727540	26.407389	48.96%	0
2012	15.083111	17.727540	17.53%	0
2011	17.385276	15.083111	-13.24%	0
2010	14.614086	17.385276	18.96%	0
2009	8.945539	14.614086	63.37%	223,130
2008	16.475541	8.945539	-45.70%	927
2007	15.153512	16.475541	8.72%	163,341
2006	14.023233	15.153512	8.06%	0
2005	14.434804	14.023233	-2.85%	124,691
2004	12.647105	14.434804	14.14%	353,649
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.972143	1.090005	-44.73%	0
2012	2.582107	1.972143	-23.62%	0
2011	3.594549	2.582107	-28.17%	0
2010	5.235117	3.594549	-31.34%	0
2009	9.602594	5.235117	-45.48%	0
2008	6.061153	9.602594	58.43%	0
2007	6.761771	6.061153	-10.36%	0
2006	8.774565	6.761771	-22.94%	0
2005	8.765261	8.774565	0.11%	58
2004*	10.000000	8.765261	-12.35%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.554163	4.035114	13.53%	0
2012	3.846703	3.554163	-7.60%	0
2011	5.614042	3.846703	-31.48%	0
2010	6.536858	5.614042	-14.12%	0
2009	5.557592	6.536858	17.62%	12,043
2008	8.084729	5.557592	-31.26%	0
2007	8.596468	8.084729	-5.95%	540
2006	8.072651	8.596468	6.49%	0
2005	8.648372	8.072651	-6.66%	59
2004	9.828338	8.648372	-12.01%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.288599	2.346162	-28.66%	0
2012	4.089721	3.288599	-19.59%	0
2011	4.480476	4.089721	-8.72%	0
2010	6.088562	4.480476	-26.41%	0
2009	9.550648	6.088562	-36.25%	0
2008	7.213186	9.550648	32.41%	63,802
2007	7.471932	7.213186	-3.46%	0
2006	7.887178	7.471932	-5.26%	0
2005	8.718421	7.887178	-9.53%	63
2004*	10.000000	8.718421	-12.82%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	1.957456	1.367935	-30.12%	0
2012	2.442828	1.957456	-19.87%	0
2011	2.757832	2.442828	-11.42%	0
2010	3.556193	2.757832	-22.45%	0
2009	6.025216	3.556193	-40.98%	0
2008	4.132349	6.025216	45.81%	0
2007	4.729170	4.132349	-12.62%	0
2006	4.869267	4.729170	-2.88%	0
2005	4.881186	4.869267	-0.24%	104
2004	5.620519	4.881186	-13.15%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.095938	2.108755	-31.89%	0
2012	3.840424	3.095938	-19.39%	0
2011	4.220070	3.840424	-9.00%	0
2010	5.919787	4.220070	-28.71%	0
2009	8.951107	5.919787	-33.87%	0
2008	7.287762	8.951107	22.82%	0
2007	7.022338	7.287762	3.78%	0
2006	8.096978	7.022338	-13.27%	0
2005	8.478793	8.096978	-4.50%	0
2004*	10.000000	8.478793	-15.21%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.749479	2.713895	-27.62%	0
2012	4.585337	3.749479	-18.23%	0
2011	5.117854	4.585337	-10.41%	0
2010	6.256961	5.117854	-18.21%	0
2009	8.767822	6.256961	-28.64%	2,544
2008	6.392411	8.767822	37.16%	1,676
2007	6.436967	6.392411	-0.69%	0
2006	7.064846	6.436967	-8.89%	0
2005	7.227878	7.064846	-2.26%	71
2004	8.172183	7.227878	-11.56%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.514028	13.082661	53.66%	0
2012	7.197061	8.514028	18.30%	0
2011	10.283124	7.197061	-30.01%	0
2010	9.020890	10.283124	13.99%	0
2009	7.405161	9.020890	21.82%	1,398
2008	11.216791	7.405161	-33.98%	1,281
2007	12.829427	11.216791	-12.57%	43,566
2006	12.387991	12.829427	3.56%	32,117
2005	10.449875	12.387991	18.55%	61,127
2004	9.615687	10.449875	8.68%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	18.184060	25.507827	40.28%	0
2012	15.217191	18.184060	19.50%	0
2011	15.078791	15.217191	0.92%	0
2010	11.744438	15.078791	28.39%	0
2009	8.720668	11.744438	34.67%	139,183
2008	17.392200	8.720668	-49.86%	177
2007	18.118345	17.392200	-4.01%	135,091
2006	14.897328	18.118345	21.62%	176,138
2005	15.897651	14.897328	-6.29%	112,616
2004	13.030255	15.897651	22.01%	240,560
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	20.862256	30.872390	47.98%	0
2012	17.035978	20.862256	22.46%	0
2011	18.715927	17.035978	-8.98%	0
2010	13.813419	18.715927	35.49%	0
2009	9.202304	13.813419	50.11%	0
2008	20.686397	9.202304	-55.52%	888
2007	20.274117	20.686397	2.03%	255
2006	18.632431	20.274117	8.81%	0
2005	16.582268	18.632431	12.36%	102,697
2004	13.782692	16.582268	20.31%	72,660
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	12.767608	22.664546	77.52%	0
2012	9.664464	12.767608	32.11%	0
2011	9.878099	9.664464	-2.16%	0
2010	7.325278	9.878099	34.85%	0
2009	3.414404	7.325278	114.54%	3,892
2008	12.651473	3.414404	-73.01%	4,302
2007	10.019370	12.651473	26.27%	0
2006	9.699923	10.019370	3.29%	0
2005	10.155044	9.699923	-4.48%	962
2004	9.027057	10.155044	12.50%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	17.468918	23.164033	32.60%	0
2012	15.188329	17.468918	15.02%	0
2011	15.091805	15.188329	0.64%	0
2010	12.931165	15.091805	16.71%	0
2009	8.636807	12.931165	49.72%	34,047
2008	15.095770	8.636807	-42.79%	500
2007	13.008344	15.095770	16.05%	1
2006	12.485130	13.008344	4.19%	0
2005	12.535295	12.485130	-0.40%	0
2004	11.683323	12.535295	7.71%	242,284
Rydex Variable Trust - Nova Fund - Q/NQ
2013	10.950754	16.071020	46.76%	0
2012	9.094693	10.950754	20.41%	0
2011	9.341963	9.094693	-2.65%	0
2010	7.905673	9.341963	18.17%	0
2009	5.922998	7.905673	33.47%	399,619
2008	13.209113	5.922998	-55.16%	567,734
2007	13.262090	13.209113	-0.40%	680,385
2006	11.287805	13.262090	17.49%	489,535
2005	11.022102	11.287805	2.41%	672,148
2004	9.762385	11.022102	12.90%	216,288
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	22.730135	12.066943	-46.91%	0
2012	24.063209	22.730135	-5.54%	0
2011	32.210262	24.063209	-25.29%	0
2010	23.682742	32.210262	36.01%	0
2009	16.110724	23.682742	47.00%	97,340
2008	26.624196	16.110724	-39.49%	128,925
2007	22.610892	26.624196	17.75%	103,882
2006	18.903440	22.610892	19.61%	8,341
2005	15.874784	18.903440	19.08%	146,766
2004	18.787311	15.874784	-15.50%	120,791
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	18.501826	18.943122	2.39%	0
2012	15.872492	18.501826	16.57%	0
2011	15.756867	15.872492	0.73%	0
2010	12.811091	15.756867	22.99%	0
2009	10.382962	12.811091	23.39%	233,851
2008	18.063367	10.382962	-42.52%	114,015
2007	22.675449	18.063367	-20.34%	175,204
2006	17.609206	22.675449	28.77%	194,265
2005	16.683997	17.609206	5.55%	99,447
2004	13.075125	16.683997	27.60%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	17.578734	23.513623	33.76%	0
2012	15.283717	17.578734	15.02%	0
2011	14.735233	15.283717	3.72%	0
2010	11.954290	14.735233	23.26%	0
2009	8.414836	11.954290	42.06%	120,176
2008	12.741059	8.414836	-33.95%	261,775
2007	14.801354	12.741059	-13.92%	28,244
2006	13.650665	14.801354	8.43%	221,258
2005	13.138110	13.650665	3.90%	138,253
2004	12.119022	13.138110	8.41%	179,354
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	16.027181	25.032138	56.19%	0
2012	13.326331	16.027181	20.27%	0
2011	15.406229	13.326331	-13.50%	0
2010	11.346363	15.406229	35.78%	0
2009	8.640799	11.346363	31.31%	6,547
2008	18.038589	8.640799	-52.10%	938
2007	19.638272	18.038589	-8.15%	8,132
2006	16.496990	19.638272	19.04%	4,510
2005	16.116349	16.496990	2.36%	48
2004	13.068448	16.116349	23.32%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	9.065502	15.065345	66.18%	0
2012	7.113364	9.065502	27.44%	0
2011	7.518358	7.113364	-5.39%	0
2010	6.083441	7.518358	23.59%	0
2009	4.219357	6.083441	44.18%	0
2008	13.380714	4.219357	-68.47%	0
2007	13.502831	13.380714	-0.90%	0
2006	11.081617	13.502831	21.85%	0
2005	10.881586	11.081617	1.84%	867
2004	9.450242	10.881586	15.15%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.780956	17.791062	39.20%	0
2012	11.451794	12.780956	11.61%	0
2011	11.753753	11.451794	-2.57%	0
2010	9.543644	11.753753	23.16%	0
2009	6.580498	9.543644	45.03%	139,414
2008	11.102557	6.580498	-40.73%	32,149
2007	10.744734	11.102557	3.33%	246
2006	10.348696	10.744734	3.83%	18,649
2005	10.322664	10.348696	0.25%	125
2004*	10.000000	10.322664	3.23%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.660814	18.115793	43.09%	0
2012	10.516410	12.660814	20.39%	0
2011	11.025607	10.516410	-4.62%	0
2010	9.303269	11.025607	18.51%	0
2009	6.244369	9.303269	48.99%	136,945
2008	12.347312	6.244369	-49.43%	31,807
2007	13.247397	12.347312	-6.79%	676
2006	11.429809	13.247397	15.90%	198,327
2005	11.136759	11.429809	2.63%	175
2004*	10.000000	11.136759	11.37%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	18.165642	23.986035	32.04%	0
2012	15.891715	18.165642	14.31%	0
2011	16.240062	15.891715	-2.14%	0
2010	12.435706	16.240062	30.59%	0
2009	8.050822	12.435706	54.47%	199,131
2008	12.800523	8.050822	-37.11%	6,273
2007	11.983593	12.800523	6.82%	291
2006	11.796682	11.983593	1.58%	45
2005	10.744070	11.796682	9.80%	282
2004*	10.000000	10.744070	7.44%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	13.927112	18.630044	33.77%	0
2012	12.086473	13.927112	15.23%	0
2011	13.215184	12.086473	-8.54%	0
2010	11.168113	13.215184	18.33%	0
2009	7.303048	11.168113	52.92%	127,041
2008	13.153375	7.303048	-44.48%	2,334
2007	14.035026	13.153375	-6.28%	142
2006	12.170004	14.035026	15.32%	69,147
2005	11.405646	12.170004	6.70%	229
2004*	10.000000	11.405646	14.06%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	14.670152	20.419017	39.19%	0
2012	13.465629	14.670152	8.95%	0
2011	13.206031	13.465629	1.97%	0
2010	10.691382	13.206031	23.52%	0
2009	8.101945	10.691382	31.96%	2,251
2008	12.523524	8.101945	-35.31%	28,580
2007	12.729095	12.523524	-1.61%	234
2006	11.995104	12.729095	6.12%	12,333
2005	11.466420	11.995104	4.61%	231
2004*	10.000000	11.466420	14.66%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.738125	17.920838	40.69%	0
2012	10.743117	12.738125	18.57%	0
2011	12.043798	10.743117	-10.80%	0
2010	9.773884	12.043798	23.22%	0
2009	6.115030	9.773884	59.83%	3,027
2008	10.987915	6.115030	-44.35%	35,278
2007	14.008191	10.987915	-21.56%	0
2006	11.929661	14.008191	17.42%	21,810
2005	11.685931	11.929661	2.09%	193
2004*	10.000000	11.685931	16.86%	985
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.605337	5.357333	-4.42%	0
2012	6.072325	5.605337	-7.69%	0
2011	6.438910	6.072325	-5.69%	0
2010	6.845423	6.438910	-5.94%	0
2009	8.257530	6.845423	-17.10%	0
2008	7.941493	8.257530	3.98%	102,457
2007	9.048439	7.941493	-12.23%	0
2006	10.278071	9.048439	-11.96%	0
2005*	10.000000	10.278071	2.78%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	13.078955	17.442556	33.36%	0
2012	11.857571	13.078955	10.30%	0
2011	13.257461	11.857571	-10.56%	0
2010	12.013546	13.257461	10.35%	0
2009	7.838167	12.013546	53.27%	140,117
2008	14.577702	7.838167	-46.23%	0
2007	13.409040	14.577702	8.72%	182,854
2006	12.855430	13.409040	4.31%	88,539
2005	12.656825	12.855430	1.57%	112,091
2004	12.703496	12.656825	-0.37%	33,570
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.533778	8.716736	15.70%	0
2012	7.294300	7.533778	3.28%	0
2011	8.651136	7.294300	-15.68%	0
2010	7.669826	8.651136	12.79%	0
2009	6.050985	7.669826	26.75%	232
2008	11.238579	6.050985	-46.16%	232
2007	10.446917	11.238579	7.58%	243,552
2006	8.874006	10.446917	17.72%	280,817
2005	8.905179	8.874006	-0.35%	271,566
2004	8.023460	8.905179	10.99%	482,095

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	16.155682	23.972058	48.38%	0
2012	13.949386	16.155682	15.82%	0
2011	15.933050	13.949386	-12.45%	0
2010	13.030753	15.933050	22.27%	0
2009	11.269863	13.030753	15.62%	0
2008	15.308517	11.269863	-26.38%	243,011
2007	17.034022	15.308517	-10.13%	83,046
2006	16.103635	17.034022	5.78%	162,197
2005	15.069792	16.103635	6.86%	181,617
2004	12.439478	15.069792	21.14%	344,619
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	11.874224	13.289909	11.92%	0
2012	11.922249	11.874224	-0.40%	0
2011	10.408074	11.922249	14.55%	0
2010	9.886161	10.408074	5.28%	0
2009	8.819872	9.886161	12.09%	2,562
2008	12.714643	8.819872	-30.63%	400,461
2007	11.437847	12.714643	11.16%	250,736
2006	9.599120	11.437847	19.16%	262,168
2005	8.813757	9.599120	8.91%	168,621
2004	7.627416	8.813757	15.55%	10,626
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	10.324966	9.883775	-4.27%	0
2012	10.401299	10.324966	-0.73%	0
2011	10.963217	10.401299	-5.13%	0
2010	11.791448	10.963217	-7.02%	0
2009	11.229233	11.791448	5.01%	0
2008	12.989929	11.229233	-13.55%	0
2007	11.165698	12.989929	16.34%	0
2006	9.711733	11.165698	14.97%	0
2005*	10.000000	9.711733	-2.88%	49
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.051408	0.51%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.961046	10.749967	-10.13%	0
2012	10.302027	11.961046	16.10%	0
2011*	10.000000	10.302027	3.02%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.602176	10.718208	1.09%	0
2012	8.283502	10.602176	27.99%	0
2011*	10.000000	8.283502	-17.16%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.939894	11.333188	14.02%	0
2012	8.875921	9.939894	11.99%	0
2011*	10.000000	8.875921	-11.24%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.824346	8.518825	8.88%	0
2012	7.683626	7.824346	1.83%	0
2011*	10.000000	7.683626	-23.16%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.577053	9.909762	3.47%	0
2012	9.595491	9.577053	-0.19%	0
2011*	10.000000	9.595491	-4.05%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.121685	11.586388	14.47%	875
2012	9.068452	10.121685	11.61%	794
2011*	10.000000	9.068452	-9.32%	479
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.365417	3.65%	251
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.228685	10.117252	-9.90%	15,842
2012	10.621413	11.228685	5.72%	62,054
2011*	10.000000	10.621413	6.21%	13,380
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	13.109237	17.529311	33.72%	5,090
2012	11.605090	13.109237	12.96%	15,290
2011	11.431878	11.605090	1.52%	25,021
2010	10.172635	11.431878	12.38%	22,726
2009	8.749447	10.172635	16.27%	59,455
2008	13.586574	8.749447	-35.60%	26,088
2007	13.810980	13.586574	-1.62%	30,495
2006	11.980593	13.810980	15.28%	42,489
2005	11.630078	11.980593	3.01%	33,962
2004	10.454767	11.630078	11.24%	15,413
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2013	11.822523	15.947844	34.89%	1,835
2012	10.539893	11.822523	12.17%	1,679
2011	10.592400	10.539893	-0.50%	1,679
2010	9.266680	10.592400	14.31%	239
2009	6.996246	9.266680	32.45%	239
2008	12.152149	6.996246	-42.43%	261
2007	10.198904	12.152149	19.15%	5,328
2006	10.710257	10.198904	-4.77%	1,943
2005	10.647562	10.710257	0.59%	7,435
2004	9.770922	10.647562	8.97%	144
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	14.820164	19.219646	29.69%	21,217
2012	13.138939	14.820164	12.80%	3,372
2011	13.211351	13.138939	-0.55%	5,758
2010	11.831132	13.211351	11.67%	5,856
2009	10.026297	11.831132	18.00%	14,263
2008	13.908605	10.026297	-27.91%	16,798
2007	14.894121	13.908605	-6.62%	25,606
2006	12.749662	14.894121	16.82%	63,318
2005	12.329169	12.749662	3.41%	24,965
2004	10.953270	12.329169	12.56%	26,594
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.467534	14.68%	2,677

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.889008	12.265674	12.64%	133,358
2012	10.058345	10.889008	8.26%	165,186
2011	10.602307	10.058345	-5.13%	164,215
2010*	10.000000	10.602307	6.02%	131,171
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.800511	8.657561	-11.66%	488
2012	10.168238	9.800511	-3.62%	1,234
2011	11.823899	10.168238	-14.00%	2,475
2010*	10.000000	11.823899	18.24%	1,136
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.473195	10.717818	2.34%	11,782
2012*	10.000000	10.473195	4.73%	105,413
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.034224	11.394034	13.55%	1,275
2012	9.081420	10.034224	10.49%	0
2011*	10.000000	9.081420	-9.19%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
2013	17.018330	21.932006	28.87%	52,128
2012	14.882994	17.018330	14.35%	37,111
2011	15.550222	14.882994	-4.29%	33,818
2010	13.506411	15.550222	15.13%	35,657
2009	10.127580	13.506411	33.36%	53,530
2008	17.949940	10.127580	-43.58%	67,199
2007	15.545104	17.949940	15.47%	98,824
2006	14.170153	15.545104	9.70%	85,996
2005	12.335599	14.170153	14.87%	82,618
2004	10.881661	12.335599	13.36%	44,880
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	13.051705	16.420712	25.81%	31,384
2012	11.326061	13.051705	15.24%	12,988
2011	11.423517	11.326061	-0.85%	13,072
2010	10.098251	11.423517	13.12%	14,127
2009	7.893542	10.098251	27.93%	17,661
2008	14.021800	7.893542	-43.71%	20,040
2007	14.064990	14.021800	-0.31%	38,256
2006	11.915840	14.064990	18.04%	57,446
2005	11.459962	11.915840	3.98%	26,779
2004	10.470554	11.459962	9.45%	39,996

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	11.825354	15.829770	33.86%	16,141
2012	10.499398	11.825354	12.63%	16,829
2011	10.666695	10.499398	-1.57%	17,432
2010	8.747461	10.666695	21.94%	23,538
2009	6.942792	8.747461	25.99%	20,357
2008	13.384515	6.942792	-48.13%	21,396
2007	10.734831	13.384515	24.68%	98,232
2006	10.229931	10.734831	4.94%	22,320
2005	9.846755	10.229931	3.89%	23,536
2004	9.698295	9.846755	1.53%	3,039
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.562544	11.008958	4.23%	1,576
2012*	10.000000	10.562544	5.63%	2,804
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.448429	13.950236	21.85%	30,894
2012	10.083072	11.448429	13.54%	26,781
2011	10.401894	10.083072	-3.07%	8,931
2010*	10.000000	10.401894	4.02%	9,809
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.531179	5.31%	307
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.407957	14.08%	1,015
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.262501	2.63%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.987914	12.137455	21.52%	20,880
2012	8.922546	9.987914	11.94%	17,107
2011	9.776485	8.922546	-8.73%	23,122
2010	8.624898	9.776485	13.35%	32,772
2009	6.284277	8.624898	37.25%	13,179
2008	11.216518	6.284277	-43.97%	9,180
2007	10.014765	11.216518	12.00%	106,627
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.183330	11.044659	8.46%	31,200
2012	9.336813	10.183330	9.07%	17,186
2011	9.509843	9.336813	-1.82%	28,765
2010	8.703335	9.509843	9.27%	24,263
2009	7.211782	8.703335	20.68%	14,911
2008	10.475875	7.211782	-31.16%	1,231
2007	10.018045	10.475875	4.57%	4,907

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.578943	11.198524	16.91%	17,273
2012	8.655422	9.578943	10.67%	18,505
2011	9.177863	8.655422	-5.69%	20,103
2010	8.195399	9.177863	11.99%	24,410
2009	6.130146	8.195399	33.69%	11,061
2008	10.761177	6.130146	-43.03%	8,866
2007*	10.000000	10.761177	7.61%	18,413
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.861281	6.929825	1.00%	54,375
2012	7.849042	6.861281	-12.58%	68,040
2011	8.725109	7.849042	-10.04%	95,238
2010	9.187324	8.725109	-5.03%	105,607
2009	9.722257	9.187324	-5.50%	85,954
2008*	10.000000	9.722257	-2.78%	23,802
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	12.022915	13.903012	15.64%	71,043
2012	11.694463	12.022915	2.81%	78,388
2011	12.712457	11.694463	-8.01%	95,058
2010	11.611045	12.712457	9.49%	101,724
2009	9.265042	11.611045	25.32%	117,367
2008	15.880039	9.265042	-41.66%	240,088
2007	13.142096	15.880039	20.83%	288,835
2006	11.983958	13.142096	9.66%	257,783
2005	10.704419	11.983958	11.95%	166,294
2004	9.820700	10.704419	9.00%	64,895
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.813967	8.820799	0.08%	91,386
2012	8.758205	8.813967	0.64%	93,939
2011	8.604833	8.758205	1.78%	61,541
2010	8.231416	8.604833	4.54%	54,498
2009	8.644923	8.231416	-4.78%	39,286
2008	10.803638	8.644923	-19.98%	83,822
2007	10.569317	10.803638	2.22%	35,890
2006	10.066631	10.569317	4.99%	64,193
2005*	10.000000	10.066631	0.67%	2,028
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.145613	1.46%	6,902
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.058330	0.58%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.003227	0.03%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.171791	13.762871	23.19%	123,433
2012	9.522114	11.171791	17.32%	118,149
2011	10.422818	9.522114	-8.64%	155,802
2010*	10.000000	10.422818	4.23%	159,389
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.826132	-1.74%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	10.000917	0.01%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.168752	10.866344	6.86%	1,719
2012	9.453453	10.168752	7.57%	0
2011*	10.000000	9.453453	-5.47%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.794037	17.94%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.607154	12.874376	21.37%	59,415
2012	9.311149	10.607154	13.92%	3,151
2011*	10.000000	9.311149	-6.89%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.783342	17.83%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.518143	15.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.304059	14.409179	27.47%	1,164
2012	9.885581	11.304059	14.35%	0
2011	10.725025	9.885581	-7.83%	0
2010*	10.000000	10.725025	7.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.102027	12.531997	12.88%	2,180
2012	10.154090	11.102027	9.34%	832
2011	10.454235	10.154090	-2.87%	921
2010*	10.000000	10.454235	4.54%	803
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.244230	13.421872	19.37%	1,126
2012	10.050506	11.244230	11.88%	9,827
2011	10.572946	10.050506	-4.94%	13,193
2010*	10.000000	10.572946	5.73%	9,827

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.851386	11.210176	3.31%	7,267
2012	10.253743	10.851386	5.83%	55,171
2011	10.269908	10.253743	-0.16%	13,269
2010*	10.000000	10.269908	2.70%	23,504
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.277822	2.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.349816	3.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.176511	12.962401	15.98%	22,891
2012	10.103127	11.176511	10.62%	16,973
2011	10.506962	10.103127	-3.84%	20,586
2010*	10.000000	10.506962	5.07%	24,558
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.263125	13.780541	22.35%	4,450
2012	9.984527	11.263125	12.81%	3,377
2011	10.638391	9.984527	-6.15%	3,377
2010*	10.000000	10.638391	6.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.053521	12.105211	9.51%	0
2012	10.203170	11.053521	8.33%	2,648
2011	10.391563	10.203170	-1.81%	2,605
2010*	10.000000	10.391563	3.92%	2,226
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.803282	10.417917	-3.57%	1,981
2012	10.244577	10.803282	5.45%	10,727
2011*	10.000000	10.244577	2.45%	811
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.257041	2.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.321864	3.22%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.534036	9.386257	-1.55%	830,426
2012	9.684549	9.534036	-1.55%	1,273,281
2011	9.836593	9.684549	-1.55%	1,353,846
2010	9.991444	9.836593	-1.55%	1,317,790
2009*	10.000000	9.991444	-0.09%	1,746,503
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.563126	-4.37%	4,823

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.266729	13.430055	19.20%	648
2012	9.906930	11.266729	13.73%	455
2011	11.134127	9.906930	-11.02%	0
2010*	10.000000	11.134127	11.34%	14,099
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.716959	15.505188	32.33%	5,477
2012	10.247830	11.716959	14.34%	4,109
2011	10.756545	10.247830	-4.73%	530
2010*	10.000000	10.756545	7.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.974850	14.589452	32.94%	1,997
2012	9.480297	10.974850	15.76%	0
2011	10.253993	9.480297	-7.55%	86
2010*	10.000000	10.253993	2.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2013	16.357676	22.376063	36.79%	93
2012	14.460599	16.357676	13.12%	93
2011	15.336490	14.460599	-5.71%	97
2010	12.283463	15.336490	24.85%	97
2009*	10.000000	12.283463	22.83%	213
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.905849	16.246533	36.46%	4,244
2012	10.548903	11.905849	12.86%	2,891
2011	11.213788	10.548903	-5.93%	4,199
2010*	10.000000	11.213788	12.14%	1,630
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.860726	15.843028	33.58%	2,246
2012	10.355249	11.860726	14.54%	864
2011	10.767915	10.355249	-3.83%	289
2010*	10.000000	10.767915	7.68%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.304834	-6.95%	284
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.129538	9.983037	-1.45%	16,823
2012	9.939207	10.129538	1.91%	8,690
2011*	10.000000	9.939207	-0.61%	3,818
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.130092	1.30%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.648694	-3.51%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.616294	9.838116	2.31%	1,124
2012*	10.000000	9.616294	-3.84%	580
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.201818	10.505948	2.98%	1,724
2012*	10.000000	10.201818	2.02%	1,507
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.410296	14.10%	8,890
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.759277	10.604081	-1.44%	31,251
2012	9.519492	10.759277	13.02%	21,739
2011*	10.000000	9.519492	-4.81%	20,350
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.525017	9.676703	-16.04%	1,653
2012	11.136280	11.525017	3.49%	4,047
2011	12.234168	11.136280	-8.97%	3,883
2010*	10.000000	12.234168	22.34%	11,986
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.829384	11.741140	-8.48%	14,521
2012	11.065833	12.829384	15.94%	44,740
2011	10.582352	11.065833	4.57%	16,715
2010*	10.000000	10.582352	5.82%	14,028
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.023365	11.059668	-8.02%	15,704
2012	11.605905	12.023365	3.60%	16,660
2011	10.873027	11.605905	6.74%	38,511
2010*	10.000000	10.873027	8.73%	21,591
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.096785	10.889103	-9.98%	22,560
2012	11.498624	12.096785	5.20%	26,055
2011	10.868811	11.498624	5.79%	34,472
2010*	10.000000	10.868811	8.69%	16,164
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.081991	12.564352	3.99%	24,428
2012	10.747168	12.081991	12.42%	61,453
2011	10.573967	10.747168	1.64%	85,497
2010*	10.000000	10.573967	5.74%	36,629
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.209971	10.028369	-1.78%	170,158
2012	9.807204	10.209971	4.11%	146,455
2011*	10.000000	9.807204	-1.93%	13,609

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.766121	10.365334	-3.72%	60,849
2012	9.987223	10.766121	7.80%	90,873
2011*	10.000000	9.987223	-0.13%	48,957
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.929045	-0.71%	1,961
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.245660	8.902933	-3.71%	4,866
2012	8.410920	9.245660	9.92%	5,410
2011	11.184389	8.410920	-24.80%	13,451
2010*	10.000000	11.184389	11.84%	21,309
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.869673	13.065247	10.07%	9,130
2012	10.421356	11.869673	13.90%	11,700
2011	10.804407	10.421356	-3.55%	12,200
2010*	10.000000	10.804407	8.04%	7,645
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.353980	13.380998	8.31%	502,939
2012	10.995766	12.353980	12.35%	534,519
2011	10.870111	10.995766	1.16%	26,937
2010*	10.000000	10.870111	8.70%	46,768
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.070604	10.267033	13.19%	0
2012	7.978850	9.070604	13.68%	634
2011	11.101281	7.978850	-28.13%	0
2010*	10.000000	11.101281	11.01%	1,265
ProFunds - ProFund VP Banks - Q/NQ
2013	9.782219	12.852656	31.39%	6,032
2012	7.448418	9.782219	31.33%	1,740
2011*	10.000000	7.448418	-25.52%	7,846
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.230525	9.596541	16.60%	2,535
2012	7.706440	8.230525	6.80%	2,770
2011*	10.000000	7.706440	-22.94%	1,754
ProFunds - ProFund VP Bear - Q/NQ
2013	6.599518	4.772106	-27.69%	2,986
2012	8.037635	6.599518	-17.89%	6,248
2011	8.959978	8.037635	-10.29%	18,364
2010*	10.000000	8.959978	-10.40%	9,574

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.934434	21.446517	65.81%	22,377
2012	9.337459	12.934434	38.52%	5,881
2011*	10.000000	9.337459	-6.63%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.429025	14.600077	27.75%	7,342
2012	10.193581	11.429025	12.12%	10,020
2011	10.353649	10.193581	-1.55%	3,890
2010*	10.000000	10.353649	3.54%	7,952
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.771734	13.622096	26.46%	493
2012	9.869870	10.771734	9.14%	10,157
2011*	10.000000	9.869870	-1.30%	927
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.564259	15.924210	37.70%	6,255
2012	9.620547	11.564259	20.20%	13,302
2011*	10.000000	9.620547	-3.79%	591
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.118802	8.400843	-7.87%	34,749
2012	8.691660	9.118802	4.91%	22,348
2011	10.994712	8.691660	-20.95%	4,869
2010*	10.000000	10.994712	9.95%	26,005
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.893590	13.045180	19.75%	5,215
2012	9.490440	10.893590	14.78%	7,544
2011	10.579665	9.490440	-10.30%	0
2010*	10.000000	10.579665	5.80%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.143941	13.190274	30.03%	16,637
2012	8.260954	10.143941	22.79%	3,091
2011*	10.000000	8.260954	-17.39%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.079480	15.244523	37.59%	28,579
2012	9.585817	11.079480	15.58%	5,374
2011*	10.000000	9.585817	-4.14%	8,570
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.937943	13.520305	36.05%	4,683
2012	8.717387	9.937943	14.00%	781
2011*	10.000000	8.717387	-12.83%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2013	10.437614	12.278947	17.64%	10,967
2012	9.145157	10.437614	14.13%	5,037
2011	10.843885	9.145157	-15.67%	3,382
2010*	10.000000	10.843885	8.44%	1,562
ProFunds - ProFund VP Internet - Q/NQ
2013	9.955689	14.869816	49.36%	9,670
2012	8.443886	9.955689	17.90%	6,027
2011*	10.000000	8.443886	-15.56%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.649298	12.622743	45.94%	12,860
2012	7.145809	8.649298	21.04%	254
2011	8.910045	7.145809	-19.80%	1,456
2010*	10.000000	8.910045	-10.90%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.295525	16.253930	32.19%	7,920
2012	10.745359	12.295525	14.43%	1,266
2011	10.757626	10.745359	-0.11%	490
2010*	10.000000	10.757626	7.58%	7,609
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.270307	13.766518	22.15%	5,262
2012	11.125823	11.270307	1.30%	7,648
2011	11.052374	11.125823	0.66%	15,248
2010*	10.000000	11.052374	10.52%	53,582
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.427433	14.808514	29.59%	20,563
2012	10.377513	11.427433	10.12%	14,777
2011*	10.000000	10.377513	3.78%	54,502
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.956656	4.249933	-38.91%	64,765
2012	8.269407	6.956656	-15.87%	98,151
2011*	10.000000	8.269407	-17.31%	52,458
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.681644	10.525781	-1.46%	7,437
2012	9.259981	10.681644	15.35%	14,460
2011*	10.000000	9.259981	-7.40%	8,445
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.955614	5.682680	14.67%	5,563
2012	5.408958	4.955614	-8.38%	6,614
2011	8.790588	5.408958	-38.47%	2,507
2010*	10.000000	8.790588	-12.09%	98,203

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.298932	10.905437	31.41%	1,816
2012	8.796647	8.298932	-5.66%	10,228
2011*	10.000000	8.796647	-12.03%	10,000
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.759891	7.622011	-1.78%	341
2012	9.064841	7.759891	-14.40%	611
2011	8.320203	9.064841	8.95%	2,384
2010*	10.000000	8.320203	-16.80%	3,258
ProFunds - ProFund VP Short International - Q/NQ
2013	6.715359	5.222361	-22.23%	378
2012	8.543350	6.715359	-21.40%	2,060
2011	8.523872	8.543350	0.23%	3,887
2010*	10.000000	8.523872	-14.76%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.101677	4.240726	-30.50%	1,343
2012	7.632629	6.101677	-20.06%	3,677
2011	8.659740	7.632629	-11.86%	5,455
2010*	10.000000	8.659740	-13.40%	12,062
ProFunds - ProFund VP Technology - Q/NQ
2013	10.056408	12.394768	23.25%	5,136
2012	9.260549	10.056408	8.59%	3,625
2011*	10.000000	9.260549	-7.39%	1,300
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.900166	12.026409	10.33%	516
2012	9.502530	10.900166	14.71%	516
2011*	10.000000	9.502530	-4.97%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.771422	11.763190	-20.37%	2,845
2012	14.859996	14.771422	-0.60%	4,475
2011	10.517150	14.859996	41.29%	5,329
2010*	10.000000	10.517150	5.17%	3,881
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.556071	25.658100	76.27%	1,429
2012	11.054441	14.556071	31.68%	5,596
2011	11.363866	11.054441	-2.72%	15,232
2010*	10.000000	11.363866	13.64%	9,553
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.600572	1.820737	-49.43%	0
2012	5.646244	3.600572	-36.23%	13,478
2011	7.369239	5.646244	-23.38%	0
2010*	10.000000	7.369239	-26.31%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.645473	11.875769	11.56%	10,349
2012	10.798185	10.645473	-1.41%	12,888
2011*	10.000000	10.798185	7.98%	1,863
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.360487	8.089399	27.18%	4,001
2012	5.201242	6.360487	22.29%	22,035
2011	6.793194	5.201242	-23.43%	2,220
2010	6.104197	6.793194	11.29%	14,774
2009	6.420912	6.104197	-4.93%	1,591
2008	11.085711	6.420912	-42.08%	98,622
2007	15.443549	11.085711	-28.22%	14,973
2006	14.100315	15.443549	9.53%	36,661
2005	14.728905	14.100315	-4.27%	14,655
2004	13.039295	14.728905	12.96%	9,397
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	22.009457	21.938995	-0.32%	15,617
2012	20.191529	22.009457	9.00%	11,770
2011	24.549799	20.191529	-17.75%	20,298
2010	19.685219	24.549799	24.71%	69,806
2009	12.862097	19.685219	53.05%	105,879
2008	23.928062	12.862097	-46.25%	47,230
2007	18.143987	23.928062	31.88%	67,138
2006	15.069119	18.143987	20.41%	92,517
2005	14.711572	15.069119	2.43%	39,844
2004	12.366804	14.711572	18.96%	16,132
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	14.666155	22.265304	51.81%	17,772
2012	10.955491	14.666155	33.87%	18,756
2011	10.061969	10.955491	8.88%	26,181
2010	9.232292	10.061969	8.99%	44,613
2009	7.924338	9.232292	16.51%	57,236
2008	9.123656	7.924338	-13.15%	123,049
2007	8.877106	9.123656	2.78%	54,345
2006	9.326503	8.877106	-4.82%	28,286
2005	8.559762	9.326503	8.96%	76,934
2004	8.600026	8.559762	-0.47%	20,005
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.816782	4.589825	-4.71%	42,075
2012	4.962667	4.816782	-2.94%	37,739
2011	5.399392	4.962667	-8.09%	65,832
2010	5.076719	5.399392	6.36%	92,479
2009	4.622252	5.076719	9.83%	33,955
2008	9.210605	4.622252	-49.82%	42,457
2007	7.141327	9.210605	28.98%	113,988
2006	8.832201	7.141327	-19.14%	23,293
2005*	10.000000	8.832201	-11.68%	18,457

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	20.001322	25.254565	26.26%	14,385
2012	18.631366	20.001322	7.35%	17,404
2011	16.634600	18.631366	12.00%	24,518
2010	14.406575	16.634600	15.47%	22,433
2009	12.284767	14.406575	17.27%	40,087
2008	16.288137	12.284767	-24.58%	17,529
2007	14.895641	16.288137	9.35%	16,831
2006	12.884330	14.895641	15.61%	35,093
2005	13.138652	12.884330	-1.94%	7,064
2004	11.778482	13.138652	11.55%	11,709
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.751796	17.222138	60.18%	23,114
2012	9.323001	10.751796	15.33%	22,730
2011	8.680552	9.323001	7.40%	54,073
2010	7.077132	8.680552	22.66%	20,837
2009	5.252120	7.077132	34.75%	81,932
2008	13.935235	5.252120	-62.31%	172,830
2007	13.088921	13.935235	6.47%	128,305
2006	10.183933	13.088921	28.53%	123,792
2005	10.753252	10.183933	-5.29%	45,661
2004*	10.000000	10.753252	7.53%	29,111
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.717520	8.931661	32.96%	7,517
2012	6.752568	6.717520	-0.52%	11,005
2011	8.212811	6.752568	-17.78%	12,524
2010	7.614494	8.212811	7.86%	39,945
2009	4.500703	7.614494	69.18%	150,290
2008	9.163793	4.500703	-50.89%	8,618
2007	9.547284	9.163793	-4.02%	5,382
2006	9.462053	9.547284	0.90%	24,356
2005	9.252331	9.462053	2.27%	11,543
2004	12.045668	9.252331	-23.19%	16,497
Rydex Variable Trust - Energy Fund - Q/NQ
2013	21.639854	26.304229	21.55%	6,260
2012	21.465652	21.639854	0.81%	8,148
2011	23.157245	21.465652	-7.30%	20,563
2010	19.757216	23.157245	17.21%	27,061
2009	14.489790	19.757216	36.35%	68,207
2008	27.273941	14.489790	-46.87%	39,047
2007	20.797602	27.273941	31.14%	84,328
2006	18.873199	20.797602	10.20%	41,166
2005	13.836471	18.873199	36.40%	47,434
2004	10.625204	13.836471	30.22%	41,527

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	24.257068	29.586159	21.97%	11,672
2012	24.540844	24.257068	-1.16%	11,436
2011	27.480334	24.540844	-10.70%	20,274
2010	22.144553	27.480334	24.10%	48,744
2009	13.848850	22.144553	59.90%	74,139
2008	33.180175	13.848850	-58.26%	42,437
2007	24.584817	33.180175	34.96%	54,713
2006	22.500391	24.584817	9.26%	34,129
2005	15.410229	22.500391	46.01%	50,580
2004	11.703867	15.410229	31.67%	10,997
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	9.728764	11.866500	21.97%	28,318
2012	8.122893	9.728764	19.77%	28,789
2011	9.722259	8.122893	-16.45%	10,178
2010	11.067885	9.722259	-12.16%	18,516
2009	8.287590	11.067885	33.55%	26,798
2008	18.649748	8.287590	-55.56%	44,534
2007	16.756318	18.649748	11.30%	157,885
2006	13.141356	16.756318	27.51%	108,235
2005	12.550037	13.141356	4.71%	55,750
2004	10.974739	12.550037	14.35%	57,095
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.216037	10.317602	25.58%	13,484
2012	6.802596	8.216037	20.78%	16,270
2011	8.121610	6.802596	-16.24%	17,601
2010	7.213287	8.121610	12.59%	23,430
2009	6.121981	7.213287	17.83%	25,107
2008	11.969183	6.121981	-48.85%	90,033
2007	14.974312	11.969183	-20.07%	53,019
2006	13.029429	14.974312	14.93%	51,630
2005	12.801486	13.029429	1.78%	17,204
2004	11.102549	12.801486	15.30%	7,311
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	18.811249	15.139329	-19.52%	14,002
2012	18.550711	18.811249	1.40%	21,448
2011	13.317393	18.550711	39.30%	38,614
2010	12.285855	13.317393	8.40%	51,299
2009	18.229096	12.285855	-32.60%	80,419
2008	12.785159	18.229096	42.58%	53,619
2007	11.835145	12.785159	8.03%	106,462
2006	12.411996	11.835145	-4.65%	47,978
2005	11.707086	12.411996	6.02%	63,711
2004	10.973610	11.707086	6.68%	159,247

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	13.580532	18.960764	39.62%	28,288
2012	11.773902	13.580532	15.34%	26,765
2011	11.423376	11.773902	3.07%	37,776
2010	10.867554	11.423376	5.11%	36,888
2009	8.855876	10.867554	22.72%	53,142
2008	11.971360	8.855876	-26.02%	83,955
2007	11.469837	11.971360	4.37%	60,785
2006	11.083330	11.469837	3.49%	54,270
2005	10.174316	11.083330	8.93%	49,375
2004	9.728963	10.174316	4.58%	15,370
Rydex Variable Trust - Internet Fund - Q/NQ
2013	17.626534	26.243614	48.89%	15,407
2012	15.004814	17.626534	17.47%	13,069
2011	17.303796	15.004814	-13.29%	20,336
2010	14.552969	17.303796	18.90%	65,224
2009	8.912645	14.552969	63.28%	66,701
2008	16.423342	8.912645	-45.73%	1,392
2007	15.113218	16.423342	8.67%	27,282
2006	13.993041	15.113218	8.01%	27,976
2005	14.411024	13.993041	-2.90%	45,498
2004	12.632682	14.411024	14.08%	11,796
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.963488	1.084664	-44.76%	9,975
2012	2.572088	1.963488	-23.66%	59,403
2011	3.582416	2.572088	-28.20%	19,503
2010	5.220099	3.582416	-31.37%	64,480
2009	9.579923	5.220099	-45.51%	69,083
2008	6.049907	9.579923	58.35%	22,478
2007	6.752665	6.049907	-10.41%	42,581
2006	8.767180	6.752665	-22.98%	30,564
2005	8.762318	8.767180	0.06%	4,793
2004*	10.000000	8.762318	-12.38%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.536752	4.013317	13.47%	69,775
2012	3.829815	3.536752	-7.65%	44,234
2011	5.592222	3.829815	-31.52%	49,382
2010	6.514747	5.592222	-14.16%	51,482
2009	5.541602	6.514747	17.56%	124,700
2008	8.065565	5.541602	-31.29%	79,133
2007	8.580497	8.065565	-6.00%	70,183
2006	8.061736	8.580497	6.43%	24,873
2005	8.641047	8.061736	-6.70%	35,792
2004	9.825009	8.641047	-12.05%	26,160

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.274174	2.334681	-28.69%	26,775
2012	4.073842	3.274174	-19.63%	27,557
2011	4.465344	4.073842	-8.77%	31,401
2010	6.071083	4.465344	-26.45%	513
2009	9.528070	6.071083	-36.28%	10,006
2008	7.199783	9.528070	32.34%	3,730
2007	7.461869	7.199783	-3.51%	11,210
2006	7.880538	7.461869	-5.31%	7,708
2005	8.715499	7.880538	-9.58%	5,677
2004*	10.000000	8.715499	-12.85%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	1.946308	1.359452	-30.15%	49,005
2012	2.430154	1.946308	-19.91%	90,173
2011	2.744908	2.430154	-11.47%	72,807
2010	3.541322	2.744908	-22.49%	56,386
2009	6.003078	3.541322	-41.01%	72,502
2008	4.119254	6.003078	45.73%	8,791
2007	4.716591	4.119254	-12.66%	46,262
2006	4.858775	4.716591	-2.93%	134,716
2005	4.873137	4.858775	-0.29%	10,545
2004	5.614098	4.873137	-13.20%	12,648
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.082333	2.098426	-31.92%	64,551
2012	3.825501	3.082333	-19.43%	45,777
2011	4.205804	3.825501	-9.04%	44,775
2010	5.902771	4.205804	-28.75%	69,110
2009	8.929924	5.902771	-33.90%	66,968
2008	7.274206	8.929924	22.76%	11,517
2007	7.012859	7.274206	3.73%	39,984
2006	8.090147	7.012859	-13.32%	30,060
2005	8.475948	8.090147	-4.55%	9,858
2004*	10.000000	8.475948	-15.24%	1,570
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.728105	2.697049	-27.66%	41,023
2012	4.561544	3.728105	-18.27%	54,551
2011	5.093872	4.561544	-10.45%	53,835
2010	6.230801	5.093872	-18.25%	60,663
2009	8.735611	6.230801	-28.67%	176,350
2008	6.372157	8.735611	37.09%	57,439
2007	6.419855	6.372157	-0.74%	71,706
2006	7.049628	6.419855	-8.93%	123,023
2005	7.215967	7.049628	-2.31%	15,214
2004	8.162868	7.215967	-11.60%	19,315

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.465471	13.001462	53.58%	13,563
2012	7.159668	8.465471	18.24%	22,044
2011	10.234900	7.159668	-30.05%	13,112
2010	8.983142	10.234900	13.93%	24,899
2009	7.377924	8.983142	21.76%	38,065
2008	11.181229	7.377924	-34.02%	81,620
2007	12.795296	11.181229	-12.61%	56,306
2006	12.361296	12.795296	3.51%	57,642
2005	10.432632	12.361296	18.49%	134,236
2004	9.604686	10.432632	8.62%	31,746
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	18.080506	25.349709	40.20%	16,732
2012	15.138227	18.080506	19.44%	20,193
2011	15.008143	15.138227	0.87%	20,962
2010	11.695342	15.008143	28.33%	50,219
2009	8.688626	11.695342	34.61%	16,563
2008	17.337132	8.688626	-49.88%	944
2007	18.070198	17.337132	-4.06%	4,073
2006	14.865260	18.070198	21.56%	31,261
2005	15.871467	14.865260	-6.34%	5,737
2004	13.015399	15.871467	21.94%	10,506
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	20.743383	30.680921	47.91%	7,194
2012	16.947527	20.743383	22.40%	20,608
2011	18.628196	16.947527	-9.02%	30,462
2010	13.755636	18.628196	35.42%	75,141
2009	9.168472	13.755636	50.03%	33,981
2008	20.620867	9.168472	-55.54%	119,664
2007	20.220219	20.620867	1.98%	20,664
2006	18.592321	20.220219	8.76%	193,573
2005	16.554938	18.592321	12.31%	159,868
2004	13.766965	16.554938	20.25%	40,795
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	12.694806	22.523891	77.43%	33,160
2012	9.614248	12.694806	32.04%	28,407
2011	9.831760	9.614248	-2.21%	31,520
2010	7.294614	9.831760	34.78%	58,403
2009	3.401836	7.294614	114.43%	44,187
2008	12.611369	3.401836	-73.03%	113,678
2007	9.992706	12.611369	26.21%	80,289
2006	9.679013	9.992706	3.24%	90,976
2005	10.138285	9.679013	-4.53%	179,314
2004	9.016743	10.138285	12.44%	104,645

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	17.369433	23.020448	32.53%	44,444
2012	15.109516	17.369433	14.96%	10,497
2011	15.021099	15.109516	0.59%	33,000
2010	12.877120	15.021099	16.65%	66,184
2009	8.605078	12.877120	49.65%	117,177
2008	15.047975	8.605078	-42.82%	52,717
2007	12.973783	15.047975	15.99%	71,224
2006	12.458267	12.973783	4.14%	25,014
2005	12.514657	12.458267	-0.45%	38,722
2004	11.625059	12.514657	7.65%	245,224
Rydex Variable Trust - Nova Fund - Q/NQ
2013	10.888367	15.971365	46.68%	24,188
2012	9.047488	10.888367	20.35%	20,060
2011	9.298188	9.047488	-2.70%	113,387
2010	7.872612	9.298188	18.11%	33,622
2009	5.901225	7.872612	33.41%	101,337
2008	13.167273	5.901225	-55.18%	48,641
2007	13.226834	13.167273	-0.45%	34,429
2006	11.263509	13.226834	17.43%	239,577
2005	11.003953	11.263509	2.36%	255,496
2004	9.751261	11.003953	12.85%	231,688
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	22.600679	11.992117	-46.94%	37,185
2012	23.938353	22.600679	-5.59%	43,851
2011	32.059384	23.938353	-25.33%	62,079
2010	23.583778	32.059384	35.94%	102,879
2009	16.051561	23.583778	46.93%	87,039
2008	26.539936	16.051561	-39.52%	95,593
2007	22.550844	26.539936	17.69%	71,732
2006	18.862786	22.550844	19.55%	60,312
2005	15.848656	18.862786	19.02%	68,248
2004	18.765912	15.848656	-15.55%	16,596
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	18.396476	18.825687	2.33%	32,008
2012	15.790145	18.396476	16.51%	31,239
2011	15.683065	15.790145	0.68%	33,226
2010	12.757550	15.683065	22.93%	55,582
2009	10.344821	12.757550	23.32%	36,820
2008	18.006199	10.344821	-42.55%	15,756
2007	22.615233	18.006199	-20.38%	42,648
2006	17.571332	22.615233	28.71%	83,752
2005	16.656540	17.571332	5.49%	12,562
2004	13.060224	16.656540	27.54%	37,370

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	17.478652	23.367907	33.69%	18,900
2012	15.204444	17.478652	14.96%	15,551
2011	14.666232	15.204444	3.67%	15,805
2010	11.904340	14.666232	23.20%	65,120
2009	8.383933	11.904340	41.99%	4,758
2008	12.700726	8.383933	-33.99%	7,472
2007	14.762041	12.700726	-13.96%	1,282
2006	13.621308	14.762041	8.37%	49,363
2005	13.116475	13.621308	3.85%	2,790
2004	12.105211	13.116475	8.35%	3,942
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	15.935875	24.876920	56.11%	14,151
2012	13.257154	15.935875	20.21%	16,711
2011	15.334036	13.257154	-13.54%	16,596
2010	11.298906	15.334036	35.71%	110,647
2009	8.609030	11.298906	31.24%	51,283
2008	17.981444	8.609030	-52.12%	130,683
2007	19.586062	17.981444	-8.19%	32,806
2006	16.461469	19.586062	18.98%	331,885
2005	16.089786	16.461469	2.31%	60,553
2004	13.053530	16.089786	23.26%	211,823
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	9.013885	14.971986	66.10%	27,014
2012	7.076456	9.013885	27.38%	30,028
2011	7.483132	7.076456	-5.43%	95,727
2010	6.058008	7.483132	23.52%	149,158
2009	4.203847	6.058008	44.11%	162,789
2008	13.338355	4.203847	-68.48%	707,799
2007	13.466959	13.338355	-0.95%	127,955
2006	11.057764	13.466959	21.79%	81,365
2005	10.863673	11.057764	1.79%	45,059
2004	9.439466	10.863673	15.09%	40,049
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.724849	17.703979	39.13%	65,009
2012	11.407329	12.724849	11.55%	44,928
2011	11.714052	11.407329	-2.62%	52,782
2010	9.516240	11.714052	23.10%	77,638
2009	6.564930	9.516240	44.96%	152,953
2008	11.081937	6.564930	-40.76%	66,854
2007	10.730258	11.081937	3.28%	84,969
2006	10.339992	10.730258	3.77%	67,497
2005	10.319206	10.339992	0.20%	35,220
2004*	10.000000	10.319206	3.19%	37,528

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.605229	18.027123	43.01%	114,562
2012	10.475567	12.605229	20.33%	65,739
2011	10.988358	10.475567	-4.67%	147,619
2010	9.276548	10.988358	18.45%	50,695
2009	6.229604	9.276548	48.91%	206,720
2008	12.324386	6.229604	-49.45%	57,228
2007	13.229554	12.324386	-6.84%	39,618
2006	11.420193	13.229554	15.84%	368,088
2005	11.133024	11.420193	2.58%	221,957
2004*	10.000000	11.133024	11.33%	39,535
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	18.085908	23.868644	31.97%	102,483
2012	15.830030	18.085908	14.25%	52,397
2011	16.185226	15.830030	-2.19%	33,775
2010	12.399997	16.185226	30.53%	157,673
2009	8.031772	12.399997	54.39%	127,707
2008	12.776731	8.031772	-37.14%	29,074
2007	11.967429	12.776731	6.76%	62,433
2006	11.786747	11.967429	1.53%	18,025
2005	10.740463	11.786747	9.74%	397,173
2004*	10.000000	10.740463	7.40%	42,330
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	13.865970	18.538843	33.70%	113,702
2012	12.039540	13.865970	15.17%	66,588
2011	13.170538	12.039540	-8.59%	171,664
2010	11.136028	13.170538	18.27%	39,326
2009	7.285771	11.136028	52.85%	154,936
2008	13.128955	7.285771	-44.51%	38,681
2007	14.016125	13.128955	-6.33%	36,200
2006	12.159767	14.016125	15.27%	40,886
2005	11.401813	12.159767	6.65%	34,197
2004*	10.000000	11.401813	14.02%	18,225
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	14.605819	20.319155	39.12%	51,956
2012	13.413394	14.605819	8.89%	10,973
2011	13.161471	13.413394	1.91%	57,357
2010	10.660707	13.161471	23.46%	80,040
2009	8.082799	10.660707	31.89%	15,938
2008	12.500278	8.082799	-35.34%	34,369
2007	12.711947	12.500278	-1.67%	21,460
2006	11.985018	12.711947	6.07%	34,753
2005	11.462563	11.985018	4.56%	126,169
2004*	10.000000	11.462563	14.63%	64,668

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.682158	17.833051	40.62%	40,348
2012	10.701365	12.682158	18.51%	51,312
2011	12.003074	10.701365	-10.84%	50,376
2010	9.745779	12.003074	23.16%	34,152
2009	6.100558	9.745779	59.75%	80,111
2008	10.967504	6.100558	-44.38%	56,058
2007	13.989329	10.967504	-21.60%	21,673
2006	11.919630	13.989329	17.36%	76,466
2005	11.682011	11.919630	2.03%	168,524
2004*	10.000000	11.682011	16.82%	237,341
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.584754	5.334954	-4.47%	13,444
2012	6.053112	5.584754	-7.74%	14,500
2011	6.421793	6.053112	-5.74%	28,858
2010	6.830688	6.421793	-5.99%	34,641
2009	8.243940	6.830688	-17.14%	38,213
2008	7.932451	8.243940	3.93%	2,048
2007	9.042761	7.932451	-12.28%	38,453
2006	10.276814	9.042761	-12.01%	571
2005*	10.000000	10.276814	2.77%	431
Rydex Variable Trust - Technology Fund - Q/NQ
2013	13.004499	17.334464	33.30%	13,822
2012	11.796068	13.004499	10.24%	19,134
2011	13.195383	11.796068	-10.60%	20,268
2010	11.963357	13.195383	10.30%	28,351
2009	7.809389	11.963357	53.19%	42,187
2008	14.531578	7.809389	-46.26%	17,705
2007	13.373443	14.531578	8.66%	36,097
2006	12.827788	13.373443	4.25%	24,652
2005	12.636009	12.827788	1.52%	18,463
2004	12.689052	12.636009	-0.42%	11,460
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.490853	8.662674	15.64%	3,512
2012	7.256427	7.490853	3.23%	3,548
2011	8.610584	7.256427	-15.73%	6,041
2010	7.637755	8.610584	12.74%	13,724
2009	6.028738	7.637755	26.69%	10,479
2008	11.202954	6.028738	-46.19%	10,614
2007	10.419129	11.202954	7.52%	49,914
2006	8.854887	10.419129	17.67%	28,047
2005	8.890473	8.854887	-0.40%	4,133
2004	8.014293	8.890473	10.93%	3,032

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	16.063689	23.823472	48.31%	19,787
2012	13.877014	16.063689	15.76%	16,910
2011	15.858421	13.877014	-12.49%	26,947
2010	12.976298	15.858421	22.21%	57,065
2009	11.228473	12.976298	15.57%	43,910
2008	15.260051	11.228473	-26.42%	23,730
2007	16.988761	15.260051	-10.18%	15,146
2006	16.068996	16.988761	5.72%	49,845
2005	15.044972	16.068996	6.81%	37,884
2004	12.425296	15.044972	21.08%	17,532
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	11.806599	13.207525	11.87%	10,411
2012	11.860394	11.806599	-0.45%	13,220
2011	10.359327	11.860394	14.49%	37,543
2010	9.844849	10.359327	5.23%	22,900
2009	8.787468	9.844849	12.03%	43,887
2008	12.674369	8.787468	-30.67%	83,180
2007	11.407448	12.674369	11.11%	129,954
2006	9.578446	11.407448	19.09%	166,999
2005	8.799225	9.578446	8.86%	60,470
2004	7.618712	8.799225	15.49%	44,781
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	10.287065	9.842491	-4.32%	2,716
2012	10.368391	10.287065	-0.78%	2,088
2011	10.934074	10.368391	-5.17%	3,003
2010	11.766073	10.934074	-7.07%	22,413
2009	11.210752	11.766073	4.95%	18,717
2008	12.975130	11.210752	-13.60%	15,018
2007	11.158682	12.975130	16.28%	13,572
2006	9.710544	11.158682	14.91%	7,704
2005*	10.000000	9.710544	-2.89%	447
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.050713	0.51%	100
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.950931	10.735418	-10.17%	0
2012	10.298552	11.950931	16.04%	6,240
2011*	10.000000	10.298552	2.99%	621
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.593204	10.703699	1.04%	16,719
2012	8.280704	10.593204	27.93%	21,662
2011*	10.000000	8.280704	-17.19%	425

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.931492	11.317862	13.96%	17
2012	8.872927	9.931492	11.93%	349
2011*	10.000000	8.872927	-11.27%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.817737	8.507323	8.82%	6,351
2012	7.681036	7.817737	1.78%	8,982
2011*	10.000000	7.681036	-23.19%	447
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.568960	9.896358	3.42%	572
2012	9.592258	9.568960	-0.24%	988
2011*	10.000000	9.592258	-4.08%	272

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.113118	11.570719	14.41%	190
2012	9.065393	10.113118	11.56%	0
2011*	10.000000	9.065393	-9.35%	194
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.364701	3.65%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.219190	10.103557	-9.94%	65,541
2012	10.617842	11.219190	5.66%	33,276
2011*	10.000000	10.617842	6.18%	29,716
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	13.038366	17.425700	33.65%	1,704
2012	11.548222	13.038366	12.90%	2,003
2011	11.381628	11.548222	1.46%	3,183
2010	10.133060	11.381628	12.32%	3,754
2009	8.719832	10.133060	16.21%	3,849
2008	13.547488	8.719832	-35.64%	3,903
2007	13.778280	13.547488	-1.68%	16,669
2006	11.958291	13.778280	15.22%	18,651
2005	11.614309	11.958291	2.96%	35,307
2004	10.445898	11.614309	11.19%	25,645
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2013	11.758597	15.853561	34.83%	2,157
2012	10.488241	11.758597	12.11%	1,994
2011	10.545833	10.488241	-0.55%	3,218
2010	9.230629	10.545833	14.25%	3,331
2009	6.972567	9.230629	32.38%	3,348
2008	12.117186	6.972567	-42.46%	2,506
2007	10.174759	12.117186	19.09%	2,597
2006	10.690318	10.174759	-4.82%	2,344
2005	10.633136	10.690318	0.54%	3,149
2004	9.762642	10.633136	8.92%	2,715
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	14.740015	19.106008	29.62%	5,989
2012	13.074540	14.740015	12.74%	6,109
2011	13.153265	13.074540	-0.60%	6,930
2010	11.785088	13.153265	11.61%	5,380
2009	9.992361	11.785088	17.94%	6,294
2008	13.868594	9.992361	-27.95%	9,876
2007	14.858862	13.868594	-6.66%	22,686
2006	12.725933	14.858862	16.76%	19,974
2005	12.312465	12.725933	3.36%	30,460
2004	10.943993	12.312465	12.50%	46,502
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.463646	14.64%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.874271	12.242861	12.59%	71,134
2012	10.049851	10.874271	8.20%	48,489
2011	10.598734	10.049851	-5.18%	97,303
2010*	10.000000	10.598734	5.99%	38,266
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.787272	8.641464	-11.71%	549
2012	10.159662	9.787272	-3.67%	549
2011	11.819913	10.159662	-14.05%	549
2010*	10.000000	11.819913	18.20%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.469656	10.708753	2.28%	0
2012*	10.000000	10.469656	4.70%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.025737	11.378624	13.49%	502
2012	9.078364	10.025737	10.44%	0
2011*	10.000000	9.078364	-9.22%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
2013	16.926299	21.802326	28.81%	8,512
2012	14.810045	16.926299	14.29%	8,515
2011	15.481853	14.810045	-4.34%	12,560
2010	13.453844	15.481853	15.07%	13,285
2009	10.093297	13.453844	33.29%	18,915
2008	17.898309	10.093297	-43.61%	24,649
2007	15.508298	17.898309	15.41%	39,062
2006	14.143767	15.508298	9.65%	61,455
2005	12.318869	14.143767	14.81%	56,312
2004	10.872432	12.318869	13.30%	44,715
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	12.981133	16.323628	25.75%	4,490
2012	11.270552	12.981133	15.18%	5,118
2011	11.373291	11.270552	-0.90%	5,772
2010	10.058956	11.373291	13.07%	5,173
2009	7.866827	10.058956	27.87%	4,440
2008	13.981480	7.866827	-43.73%	6,818
2007	14.031717	13.981480	-0.36%	20,213
2006	11.893667	14.031717	17.98%	12,415
2005	11.444437	11.893667	3.93%	33,454
2004	10.461683	11.444437	9.39%	46,541

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	11.761451	15.736243	33.80%	4,090
2012	10.447980	11.761451	12.57%	4,433
2011	10.619840	10.447980	-1.62%	4,959
2010	8.713446	10.619840	21.88%	2,165
2009	6.919310	8.713446	25.93%	1,714
2008	13.346034	6.919310	-48.15%	1,880
2007	10.709446	13.346034	24.62%	12,777
2006	10.210907	10.709446	4.88%	6,895
2005	9.833426	10.210907	3.84%	6,643
2004	9.690082	9.833426	1.48%	5,881
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.558969	10.999634	4.17%	0
2012*	10.000000	10.558969	5.59%	11,860
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.432960	13.924318	21.79%	5,555
2012	10.074574	11.432960	13.48%	5,394
2011	10.398398	10.074574	-3.11%	5,565
2010*	10.000000	10.398398	3.98%	5,131
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.527604	5.28%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.404080	14.04%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.261787	2.62%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.957139	12.093923	21.46%	1,633
2012	8.899578	9.957139	11.88%	1,707
2011	9.756273	8.899578	-8.78%	1,782
2010	8.611429	9.756273	13.29%	6,529
2009	6.277649	8.611429	37.18%	10,146
2008	11.210393	6.277649	-44.00%	9,838
2007	10.014417	11.210393	11.94%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.151940	11.005030	8.40%	493
2012	9.312775	10.151940	9.01%	517
2011	9.490168	9.312775	-1.87%	543
2010	8.689735	9.490168	9.21%	1,794
2009	7.204174	8.689735	20.62%	2,596
2008	10.470163	7.204174	-31.19%	2,596
2007	10.017699	10.470163	4.52%	677

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.551408	11.160660	16.85%	722
2012	8.634934	9.551408	10.61%	750
2011	9.160774	8.634934	-5.74%	780
2010	8.184293	9.160774	11.93%	3,852
2009	6.124945	8.184293	33.62%	6,446
2008	10.757522	6.124945	-43.06%	6,446
2007*	10.000000	10.757522	7.58%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.847192	6.912085	0.95%	11,589
2012	7.836910	6.847192	-12.63%	9,577
2011	8.716036	7.836910	-10.09%	8,546
2010	9.182426	8.716036	-5.08%	13,612
2009	9.722000	9.182426	-5.55%	11,862
2008*	10.000000	9.722000	-2.78%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	11.957937	13.820855	15.58%	3,052
2012	11.637177	11.957937	2.76%	3,052
2011	12.656611	11.637177	-8.05%	13,018
2010	11.565908	12.656611	9.43%	14,227
2009	9.233709	11.565908	25.26%	35,412
2008	15.834410	9.233709	-41.69%	50,666
2007	13.111022	15.834410	20.77%	60,241
2006	11.961686	13.111022	9.61%	41,557
2005	10.689930	11.961686	11.90%	32,324
2004	9.812379	10.689930	8.94%	32,142
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.782304	8.784655	0.03%	1,934
2012	8.731188	8.782304	0.59%	2,018
2011	8.582639	8.731188	1.73%	1,530
2010	8.214353	8.582639	4.48%	1,555
2009	8.631388	8.214353	-4.83%	0
2008	10.792199	8.631388	-20.02%	8,293
2007	10.563509	10.792199	2.16%	267
2006	10.066199	10.563509	4.94%	1,996
2005*	10.000000	10.066199	0.66%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.142168	1.42%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.057626	0.58%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.002534	0.03%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.156713	13.737314	23.13%	55,635
2012	9.514099	11.156713	17.27%	48,618
2011	10.419324	9.514099	-8.69%	30,084
2010*	10.000000	10.419324	4.19%	30,252
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.822798	-1.77%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.997521	-0.02%	9,702
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.160147	10.851635	6.81%	0
2012	9.450262	10.160147	7.51%	0
2011*	10.000000	9.450262	-5.50%	182
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.790028	17.90%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.598191	12.856968	21.31%	10,616
2012	9.308011	10.598191	13.86%	0
2011*	10.000000	9.308011	-6.92%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.777583	17.78%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.512517	15.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.288766	14.382394	27.40%	0
2012	9.877236	11.288766	14.29%	0
2011	10.721409	9.877236	-7.87%	0
2010*	10.000000	10.721409	7.21%	1,701
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.086995	12.508686	12.82%	7,523
2012	10.145515	11.086995	9.28%	2,200
2011	10.450706	10.145515	-2.92%	2,346
2010*	10.000000	10.450706	4.51%	2,466
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.229041	13.396929	19.31%	0
2012	10.042027	11.229041	11.82%	0
2011	10.569390	10.042027	-4.99%	0
2010*	10.000000	10.569390	5.69%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.836725	11.189342	3.25%	4,327
2012	10.245098	10.836725	5.77%	4,451
2011	10.266454	10.245098	-0.21%	10,759
2010*	10.000000	10.266454	2.66%	11,045
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.277103	2.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.349101	3.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.161412	12.938322	15.92%	7,070
2012	10.094619	11.161412	10.57%	1,754
2011	10.503422	10.094619	-3.89%	1,754
2010*	10.000000	10.503422	5.03%	1,754
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.247900	13.754927	22.29%	0
2012	9.976105	11.247900	12.75%	0
2011	10.634813	9.976105	-6.19%	0
2010*	10.000000	10.634813	6.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.038573	12.082693	9.46%	24,193
2012	10.194559	11.038573	8.28%	24,193
2011	10.388063	10.194559	-1.86%	17,749
2010*	10.000000	10.388063	3.88%	20,790
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.794136	10.403812	-3.62%	0
2012	10.241122	10.794136	5.40%	1,424
2011*	10.000000	10.241122	2.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.256330	2.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.321151	3.21%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.519247	9.366944	-1.60%	97,984
2012	9.674457	9.519247	-1.60%	141,431
2011	9.831323	9.674457	-1.60%	232,779
2010	9.991166	9.831323	-1.60%	344,078
2009*	10.000000	9.991166	-0.09%	307,928
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.559876	-4.40%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.251514	13.405117	19.14%	3,402
2012	9.898592	11.251514	13.67%	1,264
2011	11.130387	9.898592	-11.07%	1,264
2010*	10.000000	11.130387	11.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.701124	15.476393	32.26%	1,679
2012	10.239188	11.701124	14.28%	455
2011	10.752926	10.239188	-4.78%	0
2010*	10.000000	10.752926	7.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.959993	14.562313	32.87%	680
2012	9.472291	10.959993	15.71%	573
2011	10.250532	9.472291	-7.59%	652
2010*	10.000000	10.250532	2.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2013	16.327078	22.322874	36.72%	750
2012	14.440913	16.327078	13.06%	794
2011	15.323381	14.440913	-5.76%	844
2010	12.279186	15.323381	24.79%	888
2009*	10.000000	12.279186	22.79%	1,069
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.889759	16.216332	36.39%	151
2012	10.540008	11.889759	12.81%	151
2011	11.210007	10.540008	-5.98%	151
2010*	10.000000	11.210007	12.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.844682	15.813558	33.51%	4,000
2012	10.346505	11.844682	14.48%	156
2011	10.764288	10.346505	-3.88%	156
2010*	10.000000	10.764288	7.64%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.301675	-6.98%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.120972	9.969548	-1.50%	11,224
2012	9.935857	10.120972	1.86%	19,993
2011*	10.000000	9.935857	-0.64%	12,041
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.129385	1.29%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.645416	-3.55%	409

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.613588	9.830353	2.25%	0
2012*	10.000000	9.613588	-3.86%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.198933	10.497650	2.93%	26,281
2012*	10.000000	10.198933	1.99%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.406439	14.06%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.750174	10.589728	-1.49%	6,960
2012	9.516291	10.750174	12.97%	1,621
2011*	10.000000	9.516291	-4.84%	243
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.509438	9.658718	-16.08%	4,466
2012	11.126886	11.509438	3.44%	3,727
2011	12.230044	11.126886	-9.02%	3,690
2010*	10.000000	12.230044	22.30%	22,026
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.812028	11.719303	-8.53%	6,130
2012	11.056498	12.812028	15.88%	4,070
2011	10.578788	11.056498	4.52%	4,096
2010*	10.000000	10.578788	5.79%	690
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.007060	11.039057	-8.06%	0
2012	11.596069	12.007060	3.54%	0
2011	10.869322	11.596069	6.69%	0
2010*	10.000000	10.869322	8.69%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.080420	10.868846	-10.03%	9,268
2012	11.488919	12.080420	5.15%	0
2011	10.865149	11.488919	5.74%	0
2010*	10.000000	10.865149	8.65%	109
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.065642	12.540975	3.94%	27,410
2012	10.738097	12.065642	12.36%	31,318
2011	10.570403	10.738097	1.59%	42,851
2010*	10.000000	10.570403	5.70%	4,229
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.201285	10.014752	-1.83%	3,794
2012	9.803860	10.201285	4.05%	1,441
2011*	10.000000	9.803860	-1.96%	849

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.756996	10.351278	-3.77%	56,788
2012	9.983857	10.756996	7.74%	37,824
2011*	10.000000	9.983857	-0.16%	2,337
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.928356	-0.72%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.233145	8.886357	-3.76%	854
2012	8.403810	9.233145	9.87%	854
2011	11.180617	8.403810	-24.84%	854
2010*	10.000000	11.180617	11.81%	4,984
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.853575	13.040906	10.02%	447
2012	10.412527	11.853575	13.84%	4,082
2011	10.800725	10.412527	-3.59%	4,289
2010*	10.000000	10.800725	8.01%	8,784
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.337261	13.356095	8.26%	25,020
2012	10.986490	12.337261	12.29%	23,169
2011	10.866446	10.986490	1.10%	20,887
2010*	10.000000	10.866446	8.66%	14,611
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.058327	10.247924	13.13%	12,272
2012	7.972115	9.058327	13.63%	543
2011	11.097552	7.972115	-28.16%	585
2010*	10.000000	11.097552	10.98%	771
ProFunds - ProFund VP Banks - Q/NQ
2013	9.773950	12.835267	31.32%	723
2012	7.445906	9.773950	31.27%	0
2011*	10.000000	7.445906	-25.54%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.223553	9.583536	16.54%	0
2012	7.703839	8.223553	6.75%	283
2011*	10.000000	7.703839	-22.96%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.590591	4.763232	-27.73%	1,815
2012	8.030856	6.590591	-17.93%	1,815
2011	8.956962	8.030856	-10.34%	1,815
2010*	10.000000	8.956962	-10.43%	1,815

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.923509	21.417529	65.73%	0
2012	9.334319	12.923509	38.45%	0
2011*	10.000000	9.334319	-6.66%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.413558	14.572922	27.68%	7,806
2012	10.184980	11.413558	12.06%	5,967
2011	10.350163	10.184980	-1.60%	8,609
2010*	10.000000	10.350163	3.50%	3,491
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.762620	13.603664	26.40%	0
2012	9.866545	10.762620	9.08%	0
2011*	10.000000	9.866545	-1.33%	95
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.554470	15.902659	37.63%	364
2012	9.617296	11.554470	20.14%	0
2011*	10.000000	9.617296	-3.83%	97
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.106470	8.385216	-7.92%	3,115
2012	8.684323	9.106470	4.86%	9,002
2011	10.991014	8.684323	-20.99%	9,185
2010*	10.000000	10.991014	9.91%	6,382
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.878847	13.020901	19.69%	319
2012	9.482425	10.878847	14.73%	319
2011	10.576106	9.482425	-10.34%	0
2010*	10.000000	10.576106	5.76%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.135359	13.172429	29.97%	334
2012	8.258168	10.135359	22.73%	334
2011*	10.000000	8.258168	-17.42%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.070094	15.223871	37.52%	73
2012	9.582578	11.070094	15.52%	0
2011*	10.000000	9.582578	-4.17%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.929526	13.501992	35.98%	238
2012	8.714446	9.929526	13.94%	166
2011*	10.000000	8.714446	-12.86%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2013	10.423529	12.256148	17.58%	2,790
2012	9.137456	10.423529	14.07%	6,652
2011	10.840244	9.137456	-15.71%	6,094
2010*	10.000000	10.840244	8.40%	5,525
ProFunds - ProFund VP Internet - Q/NQ
2013	9.947255	14.849679	49.28%	12
2012	8.441035	9.947255	17.84%	0
2011*	10.000000	8.441035	-15.59%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.637609	12.599301	45.87%	3,832
2012	7.139792	8.637609	20.98%	0
2011	8.907044	7.139792	-19.84%	0
2010*	10.000000	8.907044	-10.93%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.278923	16.223733	32.13%	0
2012	10.736302	12.278923	14.37%	0
2011	10.754006	10.736302	-0.16%	0
2010*	10.000000	10.754006	7.54%	131
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.255058	13.740914	22.09%	0
2012	11.116431	11.255058	1.25%	130
2011	11.048640	11.116431	0.61%	749
2010*	10.000000	11.048640	10.49%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.417769	14.788494	29.52%	466
2012	10.374021	11.417769	10.06%	140
2011*	10.000000	10.374021	3.74%	126
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.950776	4.244188	-38.94%	625
2012	8.266620	6.950776	-15.92%	429
2011*	10.000000	8.266620	-17.33%	863
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.672615	10.511539	-1.51%	667
2012	9.256851	10.672615	15.29%	667
2011*	10.000000	9.256851	-7.43%	667
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.948894	5.672112	14.61%	2,187
2012	5.404378	4.948894	-8.43%	5,826
2011	8.787613	5.404378	-38.50%	6,109
2010*	10.000000	8.787613	-12.12%	106

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.291888	10.890647	31.34%	0
2012	8.793679	8.291888	-5.71%	0
2011*	10.000000	8.793679	-12.06%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.749391	7.607831	-1.83%	0
2012	9.057188	7.749391	-14.44%	38,837
2011	8.317392	9.057188	8.89%	40,327
2010*	10.000000	8.317392	-16.83%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.706276	5.212634	-22.27%	0
2012	8.536149	6.706276	-21.44%	41,014
2011	8.520999	8.536149	0.18%	42,586
2010*	10.000000	8.520999	-14.79%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.093412	4.232833	-30.53%	0
2012	7.626190	6.093412	-20.10%	0
2011	8.656821	7.626190	-11.91%	0
2010*	10.000000	8.656821	-13.43%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	10.047907	12.378007	23.19%	77
2012	9.257429	10.047907	8.54%	3,775
2011*	10.000000	9.257429	-7.43%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.890958	12.010144	10.28%	0
2012	9.499334	10.890958	14.65%	43
2011*	10.000000	9.499334	-5.01%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.751438	11.741311	-20.41%	1,552
2012	14.847454	14.751438	-0.65%	2,247
2011	10.513607	14.847454	41.22%	3,635
2010*	10.000000	10.513607	5.14%	4,156
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.536401	25.610440	76.18%	0
2012	11.045125	14.536401	31.61%	0
2011	11.360039	11.045125	-2.77%	0
2010*	10.000000	11.360039	13.60%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.595696	1.817348	-49.46%	0
2012	5.641479	3.595696	-36.26%	0
2011	7.366751	5.641479	-23.42%	0
2010*	10.000000	7.366751	-26.33%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.636471	11.859702	11.50%	0
2012	10.794555	10.636471	-1.46%	0
2011*	10.000000	10.794555	7.95%	61
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.324189	8.039159	27.12%	19,532
2012	5.174194	6.324189	22.23%	1,546
2011	6.761299	5.174194	-23.47%	2,119
2010	6.078622	6.761299	11.23%	2,583
2009	6.397285	6.078622	-4.98%	1,017
2008	11.050578	6.397285	-42.11%	1,302
2007	15.402482	11.050578	-28.25%	560
2006	14.069961	15.402482	9.47%	11,698
2005	14.704647	14.069961	-4.32%	392
2004	13.024438	14.704647	12.90%	1,425
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	21.884066	21.802925	-0.37%	14,840
2012	20.086712	21.884066	8.95%	4,130
2011	24.434752	20.086712	-17.79%	7,555
2010	19.602908	24.434752	24.65%	19,705
2009	12.814838	19.602908	52.97%	5,699
2008	23.852301	12.814838	-46.27%	2,801
2007	18.095776	23.852301	31.81%	9,356
2006	15.036688	18.095776	20.34%	14,715
2005	14.687349	15.036688	2.38%	8,774
2004	12.352709	14.687349	18.90%	13,766
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	14.582618	22.127255	51.74%	5,351
2012	10.898633	14.582618	33.80%	7,651
2011	10.014819	10.898633	8.83%	9,097
2010	9.193693	10.014819	8.93%	4,744
2009	7.895223	9.193693	16.45%	4,606
2008	9.094760	7.895223	-13.19%	35,829
2007	8.853503	9.094760	2.72%	5,221
2006	9.306417	8.853503	-4.87%	4,132
2005	8.545651	9.306417	8.90%	25,155
2004	8.590206	8.545651	-0.52%	16,559
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.799064	4.570621	-4.76%	4,989
2012	4.946938	4.799064	-2.99%	12,196
2011	5.385005	4.946938	-8.13%	12,864
2010	5.065755	5.385005	6.30%	11,468
2009	4.614626	5.065755	9.78%	3,311
2008	9.200096	4.614626	-49.84%	10,286
2007	7.136825	9.200096	28.91%	33,838
2006	8.831119	7.136825	-19.19%	15,134
2005*	10.000000	8.831119	-11.69%	22,707

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	19.887395	25.097975	26.20%	3,695
2012	18.534686	19.887395	7.30%	5,860
2011	16.556670	18.534686	11.95%	9,663
2010	14.346357	16.556670	15.41%	5,662
2009	12.239630	14.346357	17.21%	3,811
2008	16.236535	12.239630	-24.62%	8,844
2007	14.856036	16.236535	9.29%	1,477
2006	12.856579	14.856036	15.55%	19,660
2005	13.116987	12.856579	-1.99%	2,260
2004	11.765033	13.116987	11.49%	2,334
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.704535	17.137750	60.10%	7,961
2012	9.286749	10.704535	15.27%	5,302
2011	8.651183	9.286749	7.35%	4,341
2010	7.056769	8.651183	22.59%	5,866
2009	5.239673	7.056769	34.68%	3,800
2008	13.909303	5.239673	-62.33%	14,327
2007	13.071250	13.909303	6.41%	13,054
2006	10.175340	13.071250	28.46%	87,410
2005	10.749624	10.175340	-5.34%	425
2004*	10.000000	10.749624	7.50%	6,102
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.679213	8.876211	32.89%	19,910
2012	6.717479	6.679213	-0.57%	7,468
2011	8.174293	6.717479	-17.82%	7,673
2010	7.582630	8.174293	7.80%	8,482
2009	4.484143	7.582630	69.10%	6,201
2008	9.134738	4.484143	-50.91%	430
2007	9.521875	9.134738	-4.07%	0
2006	9.441661	9.521875	0.85%	2,427
2005	9.237069	9.441661	2.21%	59
2004	12.031912	9.237069	-23.23%	17,495
Rydex Variable Trust - Energy Fund - Q/NQ
2013	21.516544	26.141067	21.49%	3,596
2012	21.354199	21.516544	0.76%	10,479
2011	23.048702	21.354199	-7.35%	12,033
2010	19.674587	23.048702	17.15%	25,204
2009	14.436526	19.674587	36.28%	15,347
2008	27.187530	14.436526	-46.90%	8,640
2007	20.742297	27.187530	31.07%	24,705
2006	18.832555	20.742297	10.14%	13,898
2005	13.813654	18.832555	36.33%	22,696
2004	10.613076	13.813654	30.16%	21,558

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	24.118807	29.402578	21.91%	2,588
2012	24.413397	24.118807	-1.21%	4,949
2011	27.351495	24.413397	-10.74%	5,018
2010	22.051920	27.351495	24.03%	8,625
2009	13.797929	22.051920	59.82%	14,005
2008	33.075051	13.797929	-58.28%	8,540
2007	24.519441	33.075051	34.89%	17,054
2006	22.451937	24.519441	9.21%	14,744
2005	15.384823	22.451937	45.94%	23,996
2004	11.690500	15.384823	31.60%	11,539
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	9.673276	11.792834	21.91%	28,580
2012	8.080674	9.673276	19.71%	43,225
2011	9.676648	8.080674	-16.49%	5,742
2010	11.021556	9.676648	-12.20%	11,359
2009	8.257094	11.021556	33.48%	8,608
2008	18.590600	8.257094	-55.58%	33,078
2007	16.711712	18.590600	11.24%	43,599
2006	13.113011	16.711712	27.44%	91,973
2005	12.529320	13.113011	4.66%	13,281
2004	10.962189	12.529320	14.30%	104,085
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.169186	10.253561	25.52%	19,175
2012	6.767242	8.169186	20.72%	8,703
2011	8.083507	6.767242	-16.28%	9,945
2010	7.183095	8.083507	12.54%	8,729
2009	6.099464	7.183095	17.77%	11,116
2008	11.931265	6.099464	-48.88%	11,462
2007	14.934517	11.931265	-20.11%	1,982
2006	13.001387	14.934517	14.87%	16,681
2005	12.780396	13.001387	1.73%	2,712
2004	11.089890	12.780396	15.24%	7,463
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	18.704092	15.045446	-19.56%	30,941
2012	18.454424	18.704092	1.35%	48,863
2011	13.254983	18.454424	39.23%	56,104
2010	12.234496	13.254983	8.34%	60,223
2009	18.162118	12.234496	-32.64%	64,686
2008	12.744654	18.162118	42.51%	29,293
2007	11.803677	12.744654	7.97%	117,372
2006	12.385268	11.803677	-4.70%	16,378
2005	11.687795	12.385268	5.97%	172,714
2004	10.961094	11.687795	6.63%	108,239

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	13.503151	18.843166	39.55%	8,926
2012	11.712773	13.503151	15.29%	13,268
2011	11.369832	11.712773	3.02%	14,562
2010	10.822110	11.369832	5.06%	9,100
2009	8.823324	10.822110	22.65%	5,195
2008	11.933428	8.823324	-26.06%	14,720
2007	11.439335	11.933428	4.32%	28,037
2006	11.059446	11.439335	3.43%	23,503
2005	10.157548	11.059446	8.88%	10,607
2004	9.717862	10.157548	4.52%	20,040
Rydex Variable Trust - Internet Fund - Q/NQ
2013	17.526105	26.080848	48.81%	10,113
2012	14.926920	17.526105	17.41%	3,748
2011	17.222708	14.926920	-13.33%	3,809
2010	14.492120	17.222708	18.84%	8,297
2009	8.879891	14.492120	63.20%	478
2008	16.371328	8.879891	-45.76%	196
2007	15.073056	16.371328	8.61%	6,934
2006	13.962920	15.073056	7.95%	246
2005	14.387285	13.962920	-2.95%	6,424
2004	12.618276	14.387285	14.02%	2,066
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.954843	1.079343	-44.79%	14,951
2012	2.562080	1.954843	-23.70%	17,388
2011	3.570286	2.562080	-28.24%	17,384
2010	5.205084	3.570286	-31.41%	18,154
2009	9.557233	5.205084	-45.54%	41,165
2008	6.038639	9.557233	58.27%	3,217
2007	6.743542	6.038639	-10.45%	3,543
2006	8.759792	6.743542	-23.02%	5,354
2005	8.759380	8.759792	0.00%	8,992
2004*	10.000000	8.759380	-12.41%	4,925
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.519423	3.991629	13.42%	9,810
2012	3.812983	3.519423	-7.70%	181
2011	5.570477	3.812983	-31.55%	37,797
2010	6.492715	5.570477	-14.20%	9,623
2009	5.525670	6.492715	17.50%	20,202
2008	8.046474	5.525670	-31.33%	8,798
2007	8.564561	8.046474	-6.05%	20,828
2006	8.050838	8.564561	6.38%	77,342
2005	8.633734	8.050838	-6.75%	128,864
2004	9.821676	8.633734	-12.10%	168,787

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.259790	2.323246	-28.73%	0
2012	4.058016	3.259790	-19.67%	778
2011	4.450245	4.058016	-8.81%	132
2010	6.053639	4.450245	-26.49%	140
2009	9.505535	6.053639	-36.31%	23,510
2008	7.186403	9.505535	32.27%	4,295
2007	7.451804	7.186403	-3.56%	612
2006	7.873902	7.451804	-5.36%	11,907
2005	8.712566	7.873902	-9.63%	11,898
2004*	10.000000	8.712566	-12.87%	1,775
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	1.935217	1.351028	-30.19%	1,147
2012	2.417536	1.935217	-19.95%	4,336
2011	2.732036	2.417536	-11.51%	8,225
2010	3.526501	2.732036	-22.53%	28,067
2009	5.980991	3.526501	-41.04%	88,774
2008	4.106182	5.980991	45.66%	14,376
2007	4.704040	4.106182	-12.71%	6,777
2006	4.848297	4.704040	-2.98%	39,005
2005	4.865100	4.848297	-0.35%	66,688
2004	5.607685	4.865100	-13.24%	57,736
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.068791	2.088146	-31.96%	1,856
2012	3.810639	3.068791	-19.47%	2,454
2011	4.191593	3.810639	-9.09%	2,029
2010	5.885829	4.191593	-28.79%	18,960
2009	8.908816	5.885829	-33.93%	30,887
2008	7.260699	8.908816	22.70%	7,300
2007	7.003414	7.260699	3.67%	406
2006	8.083349	7.003414	-13.36%	13,072
2005	8.473107	8.083349	-4.60%	12,894
2004*	10.000000	8.473107	-15.27%	1,304
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.706872	2.680326	-27.69%	4,029
2012	4.537870	3.706872	-18.31%	7,722
2011	5.070005	4.537870	-10.50%	10,275
2010	6.204765	5.070005	-18.29%	15,945
2009	8.703525	6.204765	-28.71%	50,545
2008	6.351965	8.703525	37.02%	10,817
2007	6.402778	6.351965	-0.79%	4,339
2006	7.034443	6.402778	-8.98%	71,519
2005	7.204068	7.034443	-2.35%	128,291
2004	8.153553	7.204068	-11.65%	139,191

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.417246	12.920839	53.50%	8,165
2012	7.122502	8.417246	18.18%	27,482
2011	10.186955	7.122502	-30.08%	1,325
2010	8.945594	10.186955	13.88%	27,746
2009	7.350832	8.945594	21.69%	30,625
2008	11.145823	7.350832	-34.05%	43,413
2007	12.761300	11.145823	-12.66%	11,396
2006	12.334694	12.761300	3.46%	86,622
2005	10.415444	12.334694	18.43%	97,468
2004	9.593745	10.415444	8.56%	106,228
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	17.977471	25.192458	40.13%	4,220
2012	15.059625	17.977471	19.38%	7,517
2011	14.937800	15.059625	0.82%	6,512
2010	11.646429	14.937800	28.26%	5,994
2009	8.656685	11.646429	34.54%	4,941
2008	17.282209	8.656685	-49.91%	983
2007	18.022158	17.282209	-4.11%	3,138
2006	14.833254	18.022158	21.50%	3,772
2005	15.845305	14.833254	-6.39%	1,491
2004	13.000538	15.845305	21.88%	4,893
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	20.625173	30.490599	47.83%	3,030
2012	16.859532	20.625173	22.34%	9,201
2011	18.540891	16.859532	-9.07%	3,305
2010	13.698115	18.540891	35.35%	15,151
2009	9.134769	13.698115	49.96%	23,739
2008	20.555549	9.134769	-55.56%	20,596
2007	20.166471	20.555549	1.93%	7,049
2006	18.552294	20.166471	8.70%	20,855
2005	16.527673	18.552294	12.25%	25,806
2004	13.751275	16.527673	20.19%	25,241
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	12.622502	22.384258	77.34%	5,922
2012	9.564349	12.622502	31.97%	13,850
2011	9.785686	9.564349	-2.26%	8,054
2010	7.264107	9.785686	34.71%	6,043
2009	3.389325	7.264107	114.32%	22,567
2008	12.571411	3.389325	-73.04%	110,513
2007	9.966138	12.571411	26.14%	45,353
2006	9.658178	9.966138	3.19%	35,934
2005	10.121596	9.658178	-4.58%	22,203
2004	9.006458	10.121596	12.38%	102,006

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	17.270462	22.877658	32.47%	22,463
2012	15.031071	17.270462	14.90%	7,871
2011	14.950687	15.031071	0.54%	17,261
2010	12.823257	14.950687	16.59%	4,962
2009	8.573436	12.823257	49.57%	6,073
2008	15.000285	8.573436	-42.84%	30,356
2007	12.939272	15.000285	15.93%	19,395
2006	12.431431	12.939272	4.09%	1,555
2005	12.494031	12.431431	-0.50%	22,023
2004	11.611799	12.494031	7.60%	83,167
Rydex Variable Trust - Nova Fund - Q/NQ
2013	10.826303	15.872272	46.61%	12,153
2012	9.000494	10.826303	20.29%	12,566
2011	9.254586	9.000494	-2.75%	10,375
2010	7.839668	9.254586	18.05%	14,234
2009	5.879527	7.839668	33.34%	7,440
2008	13.125573	5.879527	-55.21%	15,524
2007	13.191680	13.125573	-0.50%	26,917
2006	11.239253	13.191680	17.37%	37,310
2005	10.985820	11.239253	2.31%	42,695
2004	9.740134	10.985820	12.79%	102,256
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	22.471840	11.917683	-46.97%	18,304
2012	23.814003	22.471840	-5.64%	27,819
2011	31.909042	23.814003	-25.37%	18,870
2010	23.485081	31.909042	35.87%	25,745
2009	15.992527	23.485081	46.85%	29,135
2008	26.455823	15.992527	-39.55%	50,806
2007	22.490880	26.455823	17.63%	50,070
2006	18.822153	22.490880	19.49%	55,446
2005	15.822539	18.822153	18.96%	61,929
2004	18.744527	15.822539	-15.59%	23,750
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	18.291661	18.708920	2.28%	5,757
2012	15.708167	18.291661	16.45%	9,238
2011	15.609555	15.708167	0.63%	10,142
2010	12.704190	15.609555	22.87%	13,194
2009	10.306794	12.704190	23.26%	47,181
2008	17.949188	10.306794	-42.58%	9,108
2007	22.555163	17.949188	-20.42%	5,149
2006	17.533525	22.555163	28.64%	15,973
2005	16.629114	17.533525	5.44%	7,085
2004	13.045340	16.629114	27.47%	9,209

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	17.379018	23.222906	33.63%	4,352
2012	15.125463	17.379018	14.90%	3,703
2011	14.597440	15.125463	3.62%	8,990
2010	11.854531	14.597440	23.14%	5,491
2009	8.353096	11.854531	41.92%	243
2008	12.660468	8.353096	-34.02%	231
2007	14.722772	12.660468	-14.01%	1,893
2006	13.591959	14.722772	8.32%	11,353
2005	13.094839	13.591959	3.80%	696
2004	12.091384	13.094839	8.30%	1,373
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	15.844993	24.722491	56.03%	19,116
2012	13.188265	15.844993	20.14%	17,566
2011	15.262097	13.188265	-13.59%	20,305
2010	11.251619	15.262097	35.64%	8,838
2009	8.577378	11.251619	31.18%	9,188
2008	17.924479	8.577378	-52.15%	16,342
2007	19.534007	17.924479	-8.24%	35,286
2006	16.426042	19.534007	18.92%	67,274
2005	16.063292	16.426042	2.26%	132,207
2004	13.038656	16.063292	23.20%	266,830
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	8.962489	14.879060	66.01%	10,292
2012	7.039693	8.962489	27.31%	15,889
2011	7.448037	7.039693	-5.48%	60,978
2010	6.032649	7.448037	23.46%	25,177
2009	4.188378	6.032649	44.03%	61,383
2008	13.296071	4.188378	-68.50%	63,404
2007	13.431133	13.296071	-1.01%	9,755
2006	11.033945	13.431133	21.73%	21,225
2005	10.845754	11.033945	1.74%	13,753
2004	9.428688	10.845754	15.03%	49,224
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.668983	17.617300	39.06%	10,670
2012	11.363028	12.668983	11.49%	12,544
2011	11.674472	11.363028	-2.67%	5,447
2010	9.488888	11.674472	23.03%	9,826
2009	6.549393	9.488888	44.88%	11,985
2008	11.061341	6.549393	-40.79%	3,947
2007	10.715788	11.061341	3.22%	24,958
2006	10.331284	10.715788	3.72%	7,353
2005	10.315742	10.331284	0.15%	7,381
2004*	10.000000	10.315742	3.16%	20,009

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.549848	17.938813	42.94%	15,224
2012	10.434853	12.549848	20.27%	26,364
2011	10.951206	10.434853	-4.72%	19,505
2010	9.249875	10.951206	18.39%	18,887
2009	6.214853	9.249875	48.83%	33,603
2008	12.301476	6.214853	-49.48%	4,010
2007	13.211711	12.301476	-6.89%	8,894
2006	11.410574	13.211711	15.78%	29,164
2005	11.129287	11.410574	2.53%	38,428
2004*	10.000000	11.129287	11.29%	2,821
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	18.006514	23.751804	31.91%	11,944
2012	15.768545	18.006514	14.19%	19,451
2011	16.130537	15.768545	-2.24%	6,025
2010	12.364361	16.130537	30.46%	35,111
2009	8.012762	12.364361	54.31%	6,694
2008	12.753001	8.012762	-37.17%	4,504
2007	11.951311	12.753001	6.71%	3,019
2006	11.776835	11.951311	1.48%	3,514
2005	10.736855	11.776835	9.69%	46,425
2004*	10.000000	10.736855	7.37%	112,114
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	13.805040	18.448020	33.63%	21,093
2012	11.992740	13.805040	15.11%	38,426
2011	13.126006	11.992740	-8.63%	34,606
2010	11.104013	13.126006	18.21%	12,002
2009	7.268523	11.104013	52.77%	15,035
2008	13.104554	7.268523	-44.53%	15,026
2007	13.997223	13.104554	-6.38%	7,979
2006	12.149525	13.997223	15.21%	4,849
2005	11.397986	12.149525	6.59%	9,517
2004*	10.000000	11.397986	13.98%	1,960
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	14.541670	20.219656	39.05%	12,682
2012	13.361278	14.541670	8.83%	3,472
2011	13.116980	13.361278	1.86%	52,600
2010	10.630071	13.116980	23.40%	7,710
2009	8.063671	10.630071	31.83%	906
2008	12.477043	8.063671	-35.37%	13,800
2007	12.694807	12.477043	-1.72%	7,810
2006	11.974930	12.694807	6.01%	2,269
2005	11.458720	11.974930	4.50%	28,121
2004*	10.000000	11.458720	14.59%	119,222

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.626512	17.745804	40.54%	22,952
2012	10.659832	12.626512	18.45%	22,630
2011	11.962550	10.659832	-10.89%	9,686
2010	9.717798	11.962550	23.10%	1,355
2009	6.086129	9.717798	59.67%	2,028
2008	10.947132	6.086129	-44.40%	24,059
2007	13.970471	10.947132	-21.64%	1,173
2006	11.909594	13.970471	17.30%	42,023
2005	11.678083	11.909594	1.98%	41,086
2004*	10.000000	11.678083	16.78%	130,981
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.564226	5.312633	-4.52%	1,992
2012	6.033939	5.564226	-7.78%	73,177
2011	6.404690	6.033939	-5.79%	89,171
2010	6.815967	6.404690	-6.03%	26,465
2009	8.230352	6.815967	-17.18%	39,010
2008	7.923400	8.230352	3.87%	789
2007	9.037059	7.923400	-12.32%	0
2006	10.275555	9.037059	-12.05%	0
2005*	10.000000	10.275555	2.76%	854
Rydex Variable Trust - Technology Fund - Q/NQ
2013	12.930408	17.226969	33.23%	14,606
2012	11.734836	12.930408	10.19%	12,086
2011	13.133556	11.734836	-10.65%	5,915
2010	11.913344	13.133556	10.24%	5,649
2009	7.780693	11.913344	53.11%	6,636
2008	14.485548	7.780693	-46.29%	455
2007	13.337893	14.485548	8.60%	3,668
2006	12.800173	13.337893	4.20%	2,661
2005	12.615185	12.800173	1.47%	6,697
2004	12.674568	12.615185	-0.47%	3,973
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.448192	8.608968	15.58%	51
2012	7.218787	7.448192	3.18%	675
2011	8.570265	7.218787	-15.77%	68
2010	7.605843	8.570265	12.68%	6,315
2009	6.006598	7.605843	26.62%	129
2008	11.167514	6.006598	-46.21%	536
2007	10.391458	11.167514	7.47%	9,773
2006	8.835840	10.391458	17.61%	11,799
2005	8.875853	8.835840	-0.45%	1,183
2004	8.005164	8.875853	10.88%	3,797

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	15.972160	23.675710	48.23%	4,454
2012	13.804974	15.972160	15.70%	3,710
2011	15.784097	13.804974	-12.54%	4,696
2010	12.922033	15.784097	22.15%	4,540
2009	11.187208	12.922033	15.51%	1,168
2008	15.211714	11.187208	-26.46%	3,268
2007	16.943603	15.211714	-10.22%	641
2006	16.034396	16.943603	5.67%	14,345
2005	15.020179	16.034396	6.75%	11,046
2004	12.411120	15.020179	21.02%	8
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	11.739337	13.125611	11.81%	1,860
2012	11.798829	11.739337	-0.50%	8,226
2011	10.310767	11.798829	14.43%	14,991
2010	9.803678	10.310767	5.17%	10,036
2009	8.755163	9.803678	11.98%	10,824
2008	12.634210	8.755163	-30.70%	9,822
2007	11.377108	12.634210	11.05%	31,555
2006	9.557813	11.377108	19.03%	29,959
2005	8.784721	9.557813	8.80%	16,944
2004	7.610021	8.784721	15.44%	21,387
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	10.249259	9.801342	-4.37%	0
2012	10.335555	10.249259	-0.83%	133
2011	10.904976	10.335555	-5.22%	0
2010	11.740714	10.904976	-7.12%	16,366
2009	11.192286	11.740714	4.90%	6,021
2008	12.960352	11.192286	-13.64%	46,381
2007	11.151657	12.960352	16.22%	5,016
2006	9.709355	11.151657	14.85%	7,860
2005*	10.000000	9.709355	-2.91%	4,494
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.050014	0.50%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.940831	10.720895	-10.22%	5,211
2012	10.295083	11.940831	15.99%	0
2011*	10.000000	10.295083	2.95%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.584254	10.689218	0.99%	354
2012	8.277914	10.584254	27.86%	507
2011*	10.000000	8.277914	-17.22%	354

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.923087	11.302536	13.90%	339
2012	8.869933	9.923087	11.87%	151
2011*	10.000000	8.869933	-11.30%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.811116	8.495798	8.77%	0
2012	7.678435	7.811116	1.73%	0
2011*	10.000000	7.678435	-23.22%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.560858	9.882957	3.37%	0
2012	9.589019	9.560858	-0.29%	0
2011*	10.000000	9.589019	-4.11%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.096003	11.539397	14.30%	0
2012	9.059274	10.096003	11.44%	0
2011*	10.000000	9.059274	-9.41%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.363255	3.63%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.200216	10.076217	-10.04%	0
2012	10.610687	11.200216	5.56%	0
2011*	10.000000	10.610687	6.11%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	12.897719	17.220237	33.51%	0
2012	11.435302	12.897719	12.79%	0
2011	11.281778	11.435302	1.36%	0
2010	10.054375	11.281778	12.21%	0
2009	8.660915	10.054375	16.09%	0
2008	13.469673	8.660915	-35.70%	0
2007	13.713156	13.469673	-1.78%	0
2006	11.913827	13.713156	15.10%	0
2005	11.582851	11.913827	2.86%	0
2004	10.428201	11.582851	11.07%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2013	11.631718	15.666586	34.69%	0
2012	10.385642	11.631718	12.00%	0
2011	10.453276	10.385642	-0.65%	0
2010	9.158911	10.453276	14.13%	0
2009	6.925433	9.158911	32.25%	0
2008	12.047555	6.925433	-42.52%	0
2007	10.126623	12.047555	18.97%	0
2006	10.650546	10.126623	-4.92%	0
2005	10.604317	10.650546	0.44%	0
2004	9.746088	10.604317	8.81%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	14.580957	18.880637	29.49%	0
2012	12.946646	14.580957	12.62%	0
2011	13.037825	12.946646	-0.70%	0
2010	11.693527	13.037825	11.50%	0
2009	9.924813	11.693527	17.82%	0
2008	13.788900	9.924813	-28.02%	0
2007	14.788590	13.788900	-6.76%	0
2006	12.678585	14.788590	16.64%	0
2005	12.279098	12.678585	3.25%	0
2004	10.925437	12.279098	12.39%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.455867	14.56%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.844855	12.197334	12.47%	0
2012	10.032890	10.844855	8.09%	0
2011	10.591590	10.032890	-5.27%	0
2010*	10.000000	10.591590	5.92%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.760810	8.609345	-11.80%	0
2012	10.142534	9.760810	-3.76%	0
2011	11.811962	10.142534	-14.13%	0
2010*	10.000000	11.811962	18.12%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.462561	10.690620	2.18%	0
2012*	10.000000	10.462561	4.63%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.008761	11.347807	13.38%	0
2012	9.072242	10.008761	10.32%	0
2011*	10.000000	9.072242	-9.28%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
2013	16.743699	21.545236	28.68%	0
2012	14.665214	16.743699	14.17%	0
2011	15.346015	14.665214	-4.44%	0
2010	13.349354	15.346015	14.96%	0
2009	10.025088	13.349354	33.16%	0
2008	17.795495	10.025088	-43.67%	0
2007	15.434987	17.795495	15.29%	0
2006	14.091182	15.434987	9.54%	0
2005	12.285508	14.091182	14.70%	0
2004	10.854009	12.285508	13.19%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	12.841038	16.131061	25.62%	0
2012	11.160290	12.841038	15.06%	0
2011	11.273470	11.160290	-1.00%	0
2010	9.980809	11.273470	12.95%	0
2009	7.813656	9.980809	27.74%	0
2008	13.901151	7.813656	-43.79%	0
2007	13.965367	13.901151	-0.46%	0
2006	11.849426	13.965367	17.86%	0
2005	11.413428	11.849426	3.82%	0
2004	10.443943	11.413428	9.28%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	11.634581	15.550687	33.66%	0
2012	10.345806	11.634581	12.46%	0
2011	10.526649	10.345806	-1.72%	0
2010	8.645770	10.526649	21.75%	0
2009	6.872549	8.645770	25.80%	0
2008	13.269369	6.872549	-48.21%	0
2007	10.658797	13.269369	24.49%	0
2006	10.172917	10.658797	4.78%	0
2005	9.806775	10.172917	3.73%	0
2004	9.673656	9.806775	1.38%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.551821	10.981023	4.07%	0
2012*	10.000000	10.551821	5.52%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.402047	13.872573	21.67%	0
2012	10.057569	11.402047	13.37%	0
2011	10.391387	10.057569	-3.21%	0
2010*	10.000000	10.391387	3.91%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.520452	5.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.396343	13.96%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.260358	2.60%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.895800	12.007215	21.34%	0
2012	8.853776	9.895800	11.77%	0
2011	9.715916	8.853776	-8.87%	0
2010	8.584517	9.715916	13.18%	0
2009	6.264402	8.584517	37.04%	45,752
2008	11.198163	6.264402	-44.06%	63,782
2007	10.013719	11.198163	11.83%	41,417
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.089429	10.926148	8.29%	0
2012	9.264864	10.089429	8.90%	0
2011	9.450928	9.264864	-1.97%	0
2010	8.662604	9.450928	9.10%	0
2009	7.188978	8.662604	20.50%	10,354
2008	10.458723	7.188978	-31.26%	13,194
2007	10.017003	10.458723	4.41%	8,755

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.496494	11.085234	16.73%	0
2012	8.594051	9.496494	10.50%	0
2011	9.126661	8.594051	-5.84%	0
2010	8.162098	9.126661	11.82%	0
2009	6.114551	8.162098	33.49%	27,596
2008	10.750211	6.114551	-43.12%	38,809
2007*	10.000000	10.750211	7.50%	22,814
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.819023	6.876649	0.85%	0
2012	7.812647	6.819023	-12.72%	0
2011	8.697869	7.812647	-10.18%	0
2010	9.172614	8.697869	-5.18%	0
2009	9.721486	9.172614	-5.65%	156,669
2008*	10.000000	9.721486	-2.79%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	11.828894	13.657816	15.46%	0
2012	11.523340	11.828894	2.65%	0
2011	12.545528	11.523340	-8.15%	0
2010	11.476056	12.545528	9.32%	0
2009	9.171295	11.476056	25.13%	175,780
2008	15.743409	9.171295	-41.75%	208,897
2007	13.049000	15.743409	20.65%	155,591
2006	11.917186	13.049000	9.50%	103,165
2005	10.660956	11.917186	11.78%	172
2004	9.795749	10.660956	8.83%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.719220	8.712700	-0.07%	0
2012	8.677310	8.719220	0.48%	0
2011	8.538335	8.677310	1.63%	0
2010	8.180265	8.538335	4.38%	0
2009	8.604314	8.180265	-4.93%	277,505
2008	10.769309	8.604314	-20.10%	451,744
2007	10.551892	10.769309	2.06%	611,128
2006	10.065326	10.551892	4.83%	439,432
2005*	10.000000	10.065326	0.65%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.135279	1.35%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.056227	0.56%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.001141	0.01%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.126543	13.686246	23.01%	0
2012	9.498036	11.126543	17.15%	0
2011	10.412303	9.498036	-8.78%	0
2010*	10.000000	10.412303	4.12%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.816126	-1.84%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.990727	-0.09%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.142967	10.822283	6.70%	0
2012	9.443888	10.142967	7.40%	0
2011*	10.000000	9.443888	-5.56%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.782033	17.82%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.580269	12.822187	21.19%	0
2012	9.301738	10.580269	13.75%	0
2011*	10.000000	9.301738	-6.98%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.766082	17.66%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.501277	15.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.258241	14.328928	27.28%	0
2012	9.860576	11.258241	14.17%	0
2011	10.714194	9.860576	-7.97%	0
2010*	10.000000	10.714194	7.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.057041	12.462220	12.71%	0
2012	10.128416	11.057041	9.17%	0
2011	10.443674	10.128416	-3.02%	0
2010*	10.000000	10.443674	4.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.198662	13.347127	19.19%	0
2012	10.025081	11.198662	11.71%	0
2011	10.562254	10.025081	-5.09%	0
2010*	10.000000	10.562254	5.62%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.807437	11.147762	3.15%	0
2012	10.227827	10.807437	5.67%	0
2011	10.259537	10.227827	-0.31%	0
2010*	10.000000	10.259537	2.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.275679	2.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.347660	3.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.131238	12.890234	15.80%	0
2012	10.077593	11.131238	10.46%	0
2011	10.496352	10.077593	-3.99%	0
2010*	10.000000	10.496352	4.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.217476	13.703793	22.16%	0
2012	9.959261	11.217476	12.63%	0
2011	10.627639	9.959261	-6.29%	0
2010*	10.000000	10.627639	6.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.008728	12.037796	9.35%	0
2012	10.177372	11.008728	8.17%	0
2011	10.381070	10.177372	-1.96%	0
2010*	10.000000	10.381070	3.81%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.775874	10.375662	-3.71%	0
2012	10.234217	10.775874	5.29%	0
2011*	10.000000	10.234217	2.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.254903	2.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.319712	3.20%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.489719	9.328395	-1.70%	0
2012	9.654289	9.489719	-1.70%	0
2011	9.820782	9.654289	-1.70%	0
2010	9.990609	9.820782	-1.70%	0
2009*	10.000000	9.990609	-0.09%	277,264
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.553383	-4.47%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.221070	13.355252	19.02%	0
2012	9.881874	11.221070	13.55%	0
2011	11.122891	9.881874	-11.16%	0
2010*	10.000000	11.122891	11.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.669479	15.418861	32.13%	0
2012	10.221911	11.669479	14.16%	0
2011	10.745678	10.221911	-4.87%	0
2010*	10.000000	10.745678	7.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.930349	14.508179	32.73%	0
2012	9.456302	10.930349	15.59%	0
2011	10.243625	9.456302	-7.69%	0
2010*	10.000000	10.243625	2.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2013	16.266019	22.216830	36.58%	0
2012	14.401578	16.266019	12.95%	0
2011	15.297154	14.401578	-5.85%	0
2010	12.270622	15.297154	24.66%	0
2009*	10.000000	12.270622	22.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.857596	16.156055	36.25%	0
2012	10.522219	11.857596	12.69%	0
2011	11.202455	10.522219	-6.07%	0
2010*	10.000000	11.202455	12.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.812655	15.754788	33.37%	0
2012	10.329054	11.812655	14.36%	0
2011	10.757044	10.329054	-3.98%	0
2010*	10.000000	10.757044	7.57%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.295351	-7.05%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.103833	9.942531	-1.60%	0
2012	9.929154	10.103833	1.76%	0
2011*	10.000000	9.929154	-0.71%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.127978	1.28%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.638860	-3.61%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.608157	9.814810	2.15%	0
2012*	10.000000	9.608157	-3.92%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.193183	10.481070	2.82%	0
2012*	10.000000	10.193183	1.93%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.398691	13.99%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.731993	10.561079	-1.59%	0
2012	9.509874	10.731993	12.85%	0
2011*	10.000000	9.509874	-4.90%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.478324	9.622807	-16.17%	0
2012	11.108120	11.478324	3.33%	0
2011	12.221814	11.108120	-9.11%	0
2010*	10.000000	12.221814	22.22%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.777391	11.675741	-8.62%	0
2012	11.037855	12.777391	15.76%	0
2011	10.571660	11.037855	4.41%	0
2010*	10.000000	10.571660	5.72%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.974493	10.997928	-8.16%	0
2012	11.576414	11.974493	3.44%	0
2011	10.861905	11.576414	6.58%	0
2010*	10.000000	10.861905	8.62%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.047768	10.828450	-10.12%	0
2012	11.469547	12.047768	5.04%	0
2011	10.857827	11.469547	5.63%	0
2010*	10.000000	10.857827	8.58%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.033015	12.494360	3.83%	0
2012	10.719987	12.033015	12.25%	0
2011	10.563279	10.719987	1.48%	0
2010*	10.000000	10.563279	5.63%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.183933	9.987560	-1.93%	0
2012	9.797172	10.183933	3.95%	0
2011*	10.000000	9.797172	-2.03%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.738805	10.323271	-3.87%	0
2012	9.977132	10.738805	7.63%	0
2011*	10.000000	9.977132	-0.23%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.926970	-0.73%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.208176	8.853310	-3.85%	0
2012	8.389638	9.208176	9.76%	0
2011	11.173104	8.389638	-24.91%	0
2010*	10.000000	11.173104	11.73%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.821420	12.992319	9.90%	0
2012	10.394876	11.821420	13.72%	0
2011	10.793354	10.394876	-3.69%	0
2010*	10.000000	10.793354	7.93%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.303939	13.306499	8.15%	0
2012	10.967968	12.303939	12.18%	0
2011	10.859138	10.967968	1.00%	0
2010*	10.000000	10.859138	8.59%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.033814	10.209815	13.02%	0
2012	7.958657	9.033814	13.51%	0
2011	11.090076	7.958657	-28.24%	0
2010*	10.000000	11.090076	10.90%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.757373	12.800495	31.19%	0
2012	7.440860	9.757373	31.13%	0
2011*	10.000000	7.440860	-25.59%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.209629	9.557590	16.42%	0
2012	7.698637	8.209629	6.64%	0
2011*	10.000000	7.698637	-23.01%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.572757	4.745513	-27.80%	0
2012	8.017304	6.572757	-18.02%	0
2011	8.950921	8.017304	-10.43%	0
2010*	10.000000	8.950921	-10.49%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.901660	21.359618	65.56%	0
2012	9.328031	12.901660	38.31%	0
2011*	10.000000	9.328031	-6.72%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.382686	14.518736	27.55%	0
2012	10.167786	11.382686	11.95%	0
2011	10.343184	10.167786	-1.70%	0
2010*	10.000000	10.343184	3.43%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.744408	13.566847	26.27%	0
2012	9.859891	10.744408	8.97%	0
2011*	10.000000	9.859891	-1.40%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.534917	15.859635	37.49%	0
2012	9.610817	11.534917	20.02%	0
2011*	10.000000	9.610817	-3.89%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.081832	8.354032	-8.01%	0
2012	8.669663	9.081832	4.75%	0
2011	10.983610	8.669663	-21.07%	0
2010*	10.000000	10.983610	9.84%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.849438	12.972517	19.57%	0
2012	9.466422	10.849438	14.61%	0
2011	10.568982	9.466422	-10.43%	0
2010*	10.000000	10.568982	5.69%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.118201	13.136782	29.83%	0
2012	8.252589	10.118201	22.61%	0
2011*	10.000000	8.252589	-17.47%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.051374	15.182701	37.38%	0
2012	9.576120	11.051374	15.41%	0
2011*	10.000000	9.576120	-4.24%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.912726	13.465459	35.84%	0
2012	8.708567	9.912726	13.83%	0
2011*	10.000000	8.708567	-12.91%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2013	10.395321	12.210573	17.46%	0
2012	9.122023	10.395321	13.96%	0
2011	10.832933	9.122023	-15.79%	0
2010*	10.000000	10.832933	8.33%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.930419	14.809503	49.13%	0
2012	8.435332	9.930419	17.72%	0
2011*	10.000000	8.435332	-15.65%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.614220	12.552420	45.72%	0
2012	7.127727	8.614220	20.86%	0
2011	8.901047	7.127727	-19.92%	0
2010*	10.000000	8.901047	-10.99%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.245730	16.163458	31.99%	0
2012	10.718199	12.245730	14.25%	0
2011	10.746769	10.718199	-0.27%	0
2010*	10.000000	10.746769	7.47%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.224620	13.689829	21.96%	0
2012	11.097676	11.224620	1.14%	0
2011	11.041201	11.097676	0.51%	0
2010*	10.000000	11.041201	10.41%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.398444	14.748469	29.39%	0
2012	10.367023	11.398444	9.95%	0
2011*	10.000000	10.367023	3.67%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.939004	4.232687	-39.00%	0
2012	8.261040	6.939004	-16.00%	0
2011*	10.000000	8.261040	-17.39%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.654548	10.483077	-1.61%	0
2012	9.250607	10.654548	15.18%	0
2011*	10.000000	9.250607	-7.49%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.935485	5.650981	14.50%	0
2012	5.395244	4.935485	-8.52%	0
2011	8.781686	5.395244	-38.56%	0
2010*	10.000000	8.781686	-12.18%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.277847	10.861171	31.21%	0
2012	8.787742	8.277847	-5.80%	0
2011*	10.000000	8.787742	-12.12%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.728428	7.579545	-1.93%	0
2012	9.041907	7.728428	-14.53%	0
2011	8.311778	9.041907	8.78%	0
2010*	10.000000	8.311778	-16.88%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.688152	5.193268	-22.35%	0
2012	8.521764	6.688152	-21.52%	0
2011	8.515252	8.521764	0.08%	0
2010*	10.000000	8.515252	-14.85%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.076926	4.217095	-30.60%	0
2012	7.613318	6.076926	-20.18%	0
2011	8.650977	7.613318	-11.99%	0
2010*	10.000000	8.650977	-13.49%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	10.030903	12.344519	23.06%	0
2012	9.251184	10.030903	8.43%	0
2011*	10.000000	9.251184	-7.49%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.872516	11.977626	10.16%	0
2012	9.492915	10.872516	14.53%	0
2011*	10.000000	9.492915	-5.07%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.711548	11.697661	-20.49%	0
2012	14.822409	14.711548	-0.75%	0
2011	10.506525	14.822409	41.08%	0
2010*	10.000000	10.506525	5.07%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.497115	25.515314	76.00%	0
2012	11.026488	14.497115	31.48%	0
2011	11.352392	11.026488	-2.87%	0
2010*	10.000000	11.352392	13.52%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.585956	1.810576	-49.51%	0
2012	5.631945	3.585956	-36.33%	0
2011	7.361772	5.631945	-23.50%	0
2010*	10.000000	7.361772	-26.38%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.618456	11.827583	11.39%	0
2012	10.787279	10.618456	-1.57%	0
2011*	10.000000	10.787279	7.87%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.252218	7.939592	26.99%	0
2012	5.120529	6.252218	22.10%	0
2011	6.697989	5.120529	-23.55%	0
2010	6.027830	6.697989	11.12%	0
2009	6.350293	6.027830	-5.08%	0
2008	10.980624	6.350293	-42.17%	677,293
2007	15.320649	10.980624	-28.33%	20,267
2006	14.009391	15.320649	9.36%	196,386
2005	14.656197	14.009391	-4.41%	161,650
2004	12.994737	14.656197	12.79%	238,361
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	21.635162	21.533033	-0.47%	0
2012	19.878498	21.635162	8.84%	0
2011	24.206043	19.878498	-17.88%	0
2010	19.439163	24.206043	24.52%	0
2009	12.720725	19.439163	52.81%	222,142
2008	23.701290	12.720725	-46.33%	637
2007	17.999598	23.701290	31.68%	233,986
2006	14.971940	17.999598	20.22%	254,421
2005	14.638939	14.971940	2.27%	180,477
2004	12.324515	14.638939	18.78%	390,040
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	14.416763	21.853384	51.58%	0
2012	10.785649	14.416763	33.67%	0
2011	9.921052	10.785649	8.71%	0
2010	9.116881	9.921052	8.82%	0
2009	7.837224	9.116881	16.33%	71
2008	9.037143	7.837224	-13.28%	625,140
2007	8.806419	9.037143	2.62%	0
2006	9.266331	8.806419	-4.96%	0
2005	8.517469	9.266331	8.79%	167,299
2004	8.570586	8.517469	-0.62%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.763828	4.532454	-4.86%	0
2012	4.915623	4.763828	-3.09%	0
2011	5.356338	4.915623	-8.23%	0
2010	5.043911	5.356338	6.19%	0
2009	4.599401	5.043911	9.66%	554,483
2008	9.179106	4.599401	-49.89%	475,708
2007	7.127827	9.179106	28.78%	818,589
2006	8.828947	7.127827	-19.27%	721,521
2005*	10.000000	8.828947	-11.71%	579,113

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	19.661298	24.787432	26.07%	0
2012	18.342646	19.661298	7.19%	0
2011	16.401746	18.342646	11.83%	0
2010	14.226568	16.401746	15.29%	0
2009	12.149784	14.226568	17.09%	201,558
2008	16.133772	12.149784	-24.69%	357,205
2007	14.777103	16.133772	9.18%	325,341
2006	12.801243	14.777103	15.43%	226,715
2005	13.073782	12.801243	-2.08%	203,137
2004	11.738207	13.073782	11.38%	256,034
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.610665	16.970225	59.94%	0
2012	9.214691	10.610665	15.15%	0
2011	8.592769	9.214691	7.24%	0
2010	7.016244	8.592769	22.47%	0
2009	5.214889	7.016244	34.54%	0
2008	13.857682	5.214889	-62.37%	1,767
2007	13.036049	13.857682	6.30%	0
2006	10.158223	13.036049	28.33%	5,865
2005	10.742409	10.158223	-5.44%	0
2004*	10.000000	10.742409	7.42%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.603233	8.766336	32.76%	0
2012	6.647853	6.603233	-0.67%	0
2011	8.097781	6.647853	-17.91%	0
2010	7.519300	8.097781	7.69%	0
2009	4.451217	7.519300	68.93%	451,035
2008	9.076921	4.451217	-50.96%	4,125
2007	9.471293	9.076921	-4.16%	24,182
2006	9.401029	9.471293	0.75%	24,488
2005	9.206643	9.401029	2.11%	90,838
2004	12.004486	9.206643	-23.31%	1,546
Rydex Variable Trust - Energy Fund - Q/NQ
2013	21.271842	25.817513	21.37%	0
2012	21.132873	21.271842	0.66%	0
2011	22.832984	21.132873	-7.45%	0
2010	19.510260	22.832984	17.03%	0
2009	14.330520	19.510260	36.14%	125,904
2008	27.015440	14.330520	-46.95%	224
2007	20.632094	27.015440	30.94%	213,369
2006	18.751507	20.632094	10.03%	227,259
2005	13.768137	18.751507	36.19%	267,445
2004	10.588847	13.768137	30.02%	403,193

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	23.844484	29.038622	21.78%	0
2012	24.160348	23.844484	-1.31%	0
2011	27.095503	24.160348	-10.83%	0
2010	21.867728	27.095503	23.91%	0
2009	13.696600	21.867728	59.66%	149,029
2008	32.865679	13.696600	-58.33%	790
2007	24.389154	32.865679	34.76%	143,991
2006	22.355302	24.389154	9.10%	5,097
2005	15.334109	22.355302	45.79%	173,480
2004	11.663815	15.334109	31.47%	5,629
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	9.563259	11.646868	21.79%	0
2012	7.996919	9.563259	19.59%	0
2011	9.586088	7.996919	-16.58%	0
2010	10.929508	9.586088	-12.29%	0
2009	8.196463	10.929508	33.34%	63,325
2008	18.472950	8.196463	-55.63%	0
2007	16.622935	18.472950	11.13%	37,176
2006	13.056583	16.622935	27.31%	65,011
2005	12.488059	13.056583	4.55%	45,889
2004	10.937176	12.488059	14.18%	100,814
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.076248	10.126608	25.39%	0
2012	6.697079	8.076248	20.59%	0
2011	8.007830	6.697079	-16.37%	0
2010	7.123082	8.007830	12.42%	0
2009	6.054663	7.123082	17.65%	460,947
2008	11.855742	6.054663	-48.93%	358
2007	14.855166	11.855742	-20.19%	84,188
2006	12.945412	14.855166	14.75%	388,673
2005	12.738283	12.945412	1.63%	335,542
2004	11.064585	12.738283	15.13%	460,581
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	18.491428	14.859262	-19.64%	0
2012	18.263212	18.491428	1.25%	0
2011	13.130955	18.263212	39.09%	0
2010	12.132342	13.130955	8.23%	0
2009	18.028791	12.132342	-32.70%	141,112
2008	12.663965	18.028791	42.36%	274,208
2007	11.740943	12.663965	7.86%	327,720
2006	12.331939	11.740943	-4.79%	617,514
2005	11.649276	12.331939	5.86%	440,513
2004	10.936085	11.649276	6.52%	145,372

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	13.349621	18.610012	39.40%	0
2012	11.591408	13.349621	15.17%	0
2011	11.263438	11.591408	2.91%	0
2010	10.731739	11.263438	4.95%	0
2009	8.758537	10.731739	22.53%	265,938
2008	11.857881	8.758537	-26.14%	408,909
2007	11.378536	11.857881	4.21%	334,423
2006	11.011836	11.378536	3.33%	299,485
2005	10.124073	11.011836	8.77%	392,428
2004	9.695685	10.124073	4.42%	312,464
Rydex Variable Trust - Internet Fund - Q/NQ
2013	17.326818	25.758090	48.66%	0
2012	14.772241	17.326818	17.29%	0
2011	17.061542	14.772241	-13.42%	0
2010	14.371099	17.061542	18.72%	0
2009	8.814677	14.371099	63.04%	362,286
2008	16.267701	8.814677	-45.81%	1,417
2007	14.992964	16.267701	8.50%	244,066
2006	13.902825	14.992964	7.84%	0
2005	14.339889	13.902825	-3.05%	105,297
2004	12.589495	14.339889	13.90%	431,890
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.937687	1.068781	-44.84%	0
2012	2.542186	1.937687	-23.78%	0
2011	3.546173	2.542186	-28.31%	0
2010	5.175196	3.546173	-31.48%	0
2009	9.512044	5.175196	-45.59%	0
2008	6.016200	9.512044	58.11%	0
2007	6.725352	6.016200	-10.54%	0
2006	8.745023	6.725352	-23.10%	0
2005	8.753488	8.745023	-0.10%	0
2004*	10.000000	8.753488	-12.47%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.484956	3.948518	13.30%	0
2012	3.779512	3.484956	-7.79%	0
2011	5.527190	3.779512	-31.62%	0
2010	6.448822	5.527190	-14.29%	0
2009	5.493899	6.448822	17.38%	0
2008	8.008362	5.493899	-31.40%	0
2007	8.532717	8.008362	-6.15%	0
2006	8.029033	8.532717	6.27%	0
2005	8.619087	8.029033	-6.85%	0
2004	9.815006	8.619087	-12.18%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.231183	2.300516	-28.80%	0
2012	4.026520	3.231183	-19.75%	0
2011	4.420190	4.026520	-8.91%	0
2010	6.018888	4.420190	-26.56%	0
2009	9.460590	6.018888	-36.38%	0
2008	7.159692	9.460590	32.14%	54,328
2007	7.431694	7.159692	-3.66%	0
2006	7.860615	7.431694	-5.46%	0
2005	8.706701	7.860615	-9.72%	0
2004*	10.000000	8.706701	-12.93%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	1.913203	1.334294	-30.26%	0
2012	2.392466	1.913203	-20.03%	0
2011	2.706458	2.392466	-11.60%	0
2010	3.497059	2.706458	-22.61%	0
2009	5.937106	3.497059	-41.10%	0
2008	4.080188	5.937106	45.51%	0
2007	4.679035	4.080188	-12.80%	0
2006	4.827414	4.679035	-3.07%	0
2005	4.849052	4.827414	-0.45%	0
2004	5.594877	4.849052	-13.33%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.041879	2.067725	-32.02%	0
2012	3.781083	3.041879	-19.55%	0
2011	4.163293	3.781083	-9.18%	0
2010	5.852042	4.163293	-28.86%	0
2009	8.866699	5.852042	-34.00%	0
2008	7.233712	8.866699	22.57%	0
2007	6.984516	7.233712	3.57%	0
2006	8.069709	6.984516	-13.45%	0
2005	8.467408	8.069709	-4.70%	0
2004*	10.000000	8.467408	-15.33%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.664726	2.647158	-27.77%	0
2012	4.490854	3.664726	-18.40%	0
2011	5.022561	4.490854	-10.59%	0
2010	6.152959	5.022561	-18.37%	0
2009	8.639645	6.152959	-28.78%	0
2008	6.311758	8.639645	36.88%	0
2007	6.368754	6.311758	-0.89%	0
2006	7.004160	6.368754	-9.07%	0
2005	7.180328	7.004160	-2.45%	0
2004	8.134957	7.180328	-11.73%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.321492	12.760879	53.35%	0
2012	7.048663	8.321492	18.06%	0
2011	10.091623	7.048663	-30.15%	0
2010	8.870872	10.091623	13.76%	0
2009	7.296853	8.870872	21.57%	1,082
2008	11.075242	7.296853	-34.12%	1,540
2007	12.693451	11.075242	-12.75%	71,413
2006	12.281567	12.693451	3.35%	55,479
2005	10.381104	12.281567	18.31%	51,809
2004	9.571838	10.381104	8.45%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	17.773054	24.880703	39.99%	0
2012	14.903560	17.773054	19.25%	0
2011	14.798015	14.903560	0.71%	0
2010	11.549153	14.798015	28.13%	0
2009	8.593118	11.549153	34.40%	279,856
2008	17.172820	8.593118	-49.96%	629
2007	17.926408	17.172820	-4.20%	226,946
2006	14.769394	17.926408	21.38%	257,894
2005	15.793101	14.769394	-6.48%	178,785
2004	12.970891	15.793101	21.76%	320,658
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	20.390622	30.113271	47.68%	0
2012	16.684795	20.390622	22.21%	0
2011	18.367370	16.684795	-9.16%	0
2010	13.583688	18.367370	35.22%	0
2009	9.067671	13.583688	49.80%	0
2008	20.425438	9.067671	-55.61%	1,067
2007	20.059320	20.425438	1.83%	1,569
2006	18.472450	20.059320	8.59%	0
2005	16.473209	18.472450	12.14%	87,323
2004	13.719900	16.473209	20.07%	55,960
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	12.478887	22.107122	77.16%	0
2012	9.465166	12.478887	31.84%	0
2011	9.694045	9.465166	-2.36%	0
2010	7.203378	9.694045	34.58%	0
2009	3.364415	7.203378	114.10%	3,013
2008	12.491827	3.364415	-73.07%	5,170
2007	9.913167	12.491827	26.01%	0
2006	9.616600	9.913167	3.08%	0
2005	10.088238	9.616600	-4.68%	0
2004	8.985900	10.088238	12.27%	594

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	17.074163	22.594674	32.33%	0
2012	14.875366	17.074163	14.78%	0
2011	14.810825	14.875366	0.44%	0
2010	12.716191	14.810825	16.47%	0
2009	8.510490	12.716191	49.42%	62,551
2008	14.905349	8.510490	-42.90%	61
2007	12.870524	14.905349	15.81%	106
2006	12.377923	12.870524	3.98%	0
2005	12.452858	12.377923	-0.60%	0
2004	11.585302	12.452858	7.49%	185,636
Rydex Variable Trust - Nova Fund - Q/NQ
2013	10.703205	15.675863	46.46%	0
2012	8.907222	10.703205	20.16%	0
2011	9.167984	8.907222	-2.84%	0
2010	7.774187	9.167984	17.93%	0
2009	5.836347	7.774187	33.20%	315,210
2008	13.042464	5.836347	-55.25%	575,983
2007	13.121564	13.042464	-0.60%	784,992
2006	11.190856	13.121564	17.25%	588,364
2005	10.949603	11.190856	2.20%	883,066
2004	9.717894	10.949603	12.67%	246,081
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	22.216171	11.770084	-47.02%	0
2012	23.567077	22.216171	-5.73%	0
2011	31.610287	23.567077	-25.44%	0
2010	23.288844	31.610287	35.73%	0
2009	15.875056	23.288844	46.70%	156,649
2008	26.288279	15.875056	-39.61%	222,021
2007	22.371337	26.288279	17.51%	154,901
2006	18.741109	22.371337	19.37%	5,574
2005	15.770401	18.741109	18.84%	197,651
2004	18.701786	15.770401	-15.67%	191,867
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	18.083626	18.477341	2.18%	0
2012	15.545334	18.083626	16.33%	0
2011	15.463414	15.545334	0.53%	0
2010	12.598035	15.463414	22.74%	0
2009	10.231086	12.598035	23.13%	355,596
2008	17.835568	10.231086	-42.64%	127,433
2007	22.435334	17.835568	-20.50%	278,737
2006	17.458045	22.435334	28.51%	340,721
2005	16.574329	17.458045	5.33%	162,246
2004	13.015584	16.574329	27.34%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	17.181477	22.935632	33.49%	0
2012	14.968788	17.181477	14.78%	0
2011	14.460901	14.968788	3.51%	0
2010	11.755574	14.460901	23.01%	0
2009	8.291784	11.755574	41.77%	241,476
2008	12.580358	8.291784	-34.09%	403,523
2007	14.644585	12.580358	-14.10%	23,885
2006	13.533485	14.644585	8.21%	297,683
2005	13.051716	13.533485	3.69%	213,796
2004	12.063817	13.051716	8.19%	281,887
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	15.664801	24.416548	55.87%	0
2012	13.051566	15.664801	20.02%	0
2011	15.119260	13.051566	-13.68%	0
2010	11.157633	15.119260	35.51%	0
2009	8.514370	11.157633	31.04%	6,665
2008	17.811003	8.514370	-52.20%	1,127
2007	19.430220	17.811003	-8.33%	11,620
2006	16.355347	19.430220	18.80%	9,970
2005	16.010369	16.355347	2.15%	0
2004	13.008908	16.010369	23.07%	482
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	8.860508	14.694832	65.85%	0
2012	6.966680	8.860508	27.18%	0
2011	7.378286	6.966680	-5.58%	0
2010	5.982232	7.378286	23.34%	0
2009	4.157599	5.982232	43.89%	0
2008	13.211896	4.157599	-68.53%	0
2007	13.359751	13.211896	-1.11%	0
2006	10.986430	13.359751	21.60%	1,922
2005	10.809996	10.986430	1.63%	0
2004	9.407160	10.809996	14.91%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.557920	17.445139	38.92%	0
2012	11.274900	12.557920	11.38%	0
2011	11.595688	11.274900	-2.77%	0
2010	9.434433	11.595688	22.91%	0
2009	6.518423	9.434433	44.73%	127,892
2008	11.020252	6.518423	-40.85%	62,233
2007	10.686901	11.020252	3.12%	2,838
2006	10.313883	10.686901	3.62%	40,059
2005	10.308814	10.313883	0.05%	0
2004*	10.000000	10.308814	3.09%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.439793	17.763444	42.80%	0
2012	10.353889	12.439793	20.15%	0
2011	10.877274	10.353889	-4.81%	0
2010	9.196758	10.877274	18.27%	0
2009	6.185450	9.196758	48.68%	125,689
2008	12.255792	6.185450	-49.53%	61,247
2007	13.176113	12.255792	-6.98%	1,392
2006	11.391363	13.176113	15.67%	199,230
2005	11.121811	11.391363	2.42%	0
2004*	10.000000	11.121811	11.22%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	17.848588	23.519578	31.77%	0
2012	15.646184	17.848588	14.08%	0
2011	16.021629	15.646184	-2.34%	0
2010	12.293359	16.021629	30.33%	0
2009	7.974849	12.293359	54.15%	183,199
2008	12.705603	7.974849	-37.23%	10,021
2007	11.919075	12.705603	6.60%	3,028
2006	11.756991	11.919075	1.38%	346
2005	10.729638	11.756991	9.57%	0
2004*	10.000000	10.729638	7.30%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	13.683984	18.267677	33.50%	0
2012	11.899694	13.683984	14.99%	0
2011	13.037392	11.899694	-8.73%	0
2010	11.040256	13.037392	18.09%	0
2009	7.234142	11.040256	52.61%	116,980
2008	13.055893	7.234142	-44.59%	2,532
2007	13.959516	13.055893	-6.47%	289
2006	12.129077	13.959516	15.09%	92,620
2005	11.390334	12.129077	6.49%	0
2004*	10.000000	11.390334	13.90%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	14.414141	20.021982	38.91%	0
2012	13.257612	14.414141	8.72%	0
2011	13.028429	13.257612	1.76%	0
2010	10.569040	13.028429	23.27%	0
2009	8.025532	10.569040	31.69%	1,681
2008	12.430695	8.025532	-35.44%	54,893
2007	12.660589	12.430695	-1.82%	2,430
2006	11.954773	12.660589	5.90%	25,652
2005	11.451026	11.954773	4.40%	0
2004*	10.000000	11.451026	14.51%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.515701	17.572208	40.40%	0
2012	10.577057	12.515701	18.33%	0
2011	11.881730	10.577057	-10.98%	0
2010	9.661958	11.881730	22.97%	0
2009	6.057317	9.661958	59.51%	2,254
2008	10.906455	6.057317	-44.46%	68,946
2007	13.932825	10.906455	-21.72%	290
2006	11.889543	13.932825	17.19%	47,142
2005	11.670239	11.889543	1.88%	168
2004*	10.000000	11.670239	16.70%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.523382	5.268287	-4.62%	0
2012	5.995769	5.523382	-7.88%	0
2011	6.370628	5.995769	-5.88%	0
2010	6.786609	6.370628	-6.13%	0
2009	8.203248	6.786609	-17.27%	0
2008	7.905343	8.203248	3.77%	86,435
2007	9.025677	7.905343	-12.41%	0
2006	10.273035	9.025677	-12.14%	0
2005*	10.000000	10.273035	2.73%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	12.783326	17.013713	33.09%	0
2012	11.613186	12.783326	10.08%	0
2011	13.010600	11.613186	-10.74%	0
2010	11.813808	13.010600	10.13%	0
2009	7.723534	11.813808	52.96%	281,832
2008	14.393818	7.723534	-46.34%	0
2007	13.266988	14.393818	8.49%	149,381
2006	12.745057	13.266988	4.10%	59,605
2005	12.573609	12.745057	1.36%	103,285
2004	12.645658	12.573609	-0.57%	38,082
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.363437	8.502360	15.47%	0
2012	7.143913	7.363437	3.07%	0
2011	8.490003	7.143913	-15.86%	0
2010	7.542277	8.490003	12.57%	0
2009	5.962467	7.542277	26.50%	350
2008	11.096779	5.962467	-46.27%	990
2007	10.336207	11.096779	7.36%	382,691
2006	8.797775	10.336207	17.49%	403,348
2005	8.846576	8.797775	-0.55%	365,220
2004	7.986871	8.846576	10.76%	573,524

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	15.790464	23.382619	48.08%	0
2012	13.661849	15.790464	15.58%	0
2011	15.636344	13.661849	-12.63%	0
2010	12.814087	15.636344	22.02%	0
2009	11.105055	12.814087	15.39%	0
2008	15.115397	11.105055	-26.53%	380,198
2007	16.853550	15.115397	-10.31%	69,190
2006	15.965358	16.853550	5.56%	233,516
2005	14.970685	15.965358	6.64%	235,605
2004	12.382804	14.970685	20.90%	398,733
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	11.605898	12.963227	11.70%	0
2012	11.676615	11.605898	-0.61%	0
2011	10.214325	11.676615	14.32%	0
2010	9.721846	10.214325	5.07%	0
2009	8.690914	9.721846	11.86%	394
2008	12.554270	8.690914	-30.77%	634,363
2007	11.316669	12.554270	10.94%	400,805
2006	9.516674	11.316669	18.91%	370,038
2005	8.755779	9.516674	8.69%	263,616
2004	7.592655	8.755779	15.32%	12,501
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	10.174032	9.719517	-4.47%	0
2012	10.270156	10.174032	-0.94%	0
2011	10.846973	10.270156	-5.32%	0
2010	11.690154	10.846973	-7.21%	0
2009	11.155435	11.690154	4.79%	0
2008	12.930816	11.155435	-13.73%	3
2007	11.137632	12.930816	16.10%	0
2006	9.706970	11.137632	14.74%	0
2005*	10.000000	9.706970	-2.93%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.048614	0.49%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.920635	10.691876	-10.31%	0
2012	10.288147	11.920635	15.87%	0
2011*	10.000000	10.288147	2.88%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.566320	10.660266	0.89%	0
2012	8.272319	10.566320	27.73%	0
2011*	10.000000	8.272319	-17.28%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.906286	11.271937	13.79%	0
2012	8.863948	9.906286	11.76%	0
2011*	10.000000	8.863948	-11.36%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.797878	8.472767	8.65%	0
2012	7.673251	7.797878	1.62%	0
2011*	10.000000	7.673251	-23.27%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.544675	9.856214	3.26%	0
2012	9.582561	9.544675	-0.40%	0
2011*	10.000000	9.582561	-4.17%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.087448	11.523752	14.24%	0
2012	9.056213	10.087448	11.39%	0
2011*	10.000000	9.056213	-9.44%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.362535	3.63%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.190725	10.062557	-10.08%	0
2012	10.607107	11.190725	5.50%	0
2011*	10.000000	10.607107	6.07%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	12.827876	17.118273	33.45%	0
2012	11.379177	12.827876	12.73%	0
2011	11.232099	11.379177	1.31%	0
2010	10.015185	11.232099	12.15%	0
2009	8.631567	10.015185	16.03%	0
2008	13.430873	8.631567	-35.73%	0
2007	13.680651	13.430873	-1.83%	0
2006	11.891626	13.680651	15.04%	0
2005	11.567145	11.891626	2.81%	0
2004	10.419354	11.567145	11.02%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2013	11.568760	15.573861	34.62%	0
2012	10.334697	11.568760	11.94%	0
2011	10.407270	10.334697	-0.70%	0
2010	9.123244	10.407270	14.07%	0
2009	6.901971	9.123244	32.18%	0
2008	12.012868	6.901971	-42.55%	0
2007	10.102629	12.012868	18.91%	0
2006	10.630709	10.102629	-4.97%	0
2005	10.589935	10.630709	0.39%	0
2004	9.737818	10.589935	8.75%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	14.502049	18.768919	29.42%	0
2012	12.883146	14.502049	12.57%	0
2011	12.980468	12.883146	-0.75%	0
2010	11.648005	12.980468	11.44%	0
2009	9.891210	11.648005	17.76%	0
2008	13.749207	9.891210	-28.06%	0
2007	14.753572	13.749207	-6.81%	0
2006	12.654978	14.753572	16.58%	0
2005	12.262457	12.654978	3.20%	0
2004	10.916169	12.262457	12.33%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.451977	14.52%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.830183	12.174633	12.41%	0
2012	10.024416	10.830183	8.04%	0
2011	10.588024	10.024416	-5.32%	0
2010*	10.000000	10.588024	5.88%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.747597	8.593317	-11.84%	0
2012	10.133973	9.747597	-3.81%	0
2011	11.807982	10.133973	-14.18%	0
2010*	10.000000	11.807982	18.08%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.459008	10.681555	2.13%	0
2012*	10.000000	10.459008	4.59%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.000300	11.332451	13.32%	0
2012	9.069181	10.000300	10.27%	0
2011*	10.000000	9.069181	-9.31%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
2013	16.653079	21.417737	28.61%	0
2012	14.593279	16.653079	14.11%	0
2011	15.278499	14.593279	-4.48%	0
2010	13.297368	15.278499	14.90%	0
2009	9.991126	13.297368	33.09%	0
2008	17.744262	9.991126	-43.69%	0
2007	15.398430	17.744262	15.23%	0
2006	14.064950	15.398430	9.48%	0
2005	12.268856	14.064950	14.64%	0
2004	10.844805	12.268856	13.13%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	12.771530	16.035591	25.56%	0
2012	11.105533	12.771530	15.00%	0
2011	11.223857	11.105533	-1.05%	0
2010	9.941928	11.223857	12.89%	0
2009	7.787172	9.941928	27.67%	0
2008	13.861107	7.787172	-43.82%	0
2007	13.932265	13.861107	-0.51%	0
2006	11.827346	13.932265	17.80%	0
2005	11.397934	11.827346	3.77%	0
2004	10.435074	11.397934	9.23%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	11.571581	15.458623	33.59%	0
2012	10.295035	11.571581	12.40%	0
2011	10.480320	10.295035	-1.77%	0
2010	8.612087	10.480320	21.69%	0
2009	6.849263	8.612087	25.74%	0
2008	13.231175	6.849263	-48.23%	0
2007	10.633544	13.231175	24.43%	0
2006	10.153974	10.633544	4.72%	0
2005	9.793476	10.153974	3.68%	0
2004	9.665457	9.793476	1.32%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.548245	10.971722	4.01%	0
2012*	10.000000	10.548245	5.48%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.386596	13.846729	21.61%	0
2012	10.049069	11.386596	13.31%	0
2011	10.387882	10.049069	-3.26%	0
2010*	10.000000	10.387882	3.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.516874	5.17%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.392476	13.92%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.259644	2.60%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.865229	11.964033	21.27%	0
2012	8.830937	9.865229	11.71%	0
2011	9.695786	8.830937	-8.92%	0
2010	8.571093	9.695786	13.12%	0
2009	6.257781	8.571093	36.97%	65,270
2008	11.192045	6.257781	-44.09%	73,536
2007	10.013370	11.192045	11.77%	22,091
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.058331	10.886930	8.24%	0
2012	9.241016	10.058331	8.84%	0
2011	9.431379	9.241016	-2.02%	0
2010	8.649077	9.431379	9.04%	0
2009	7.181403	8.649077	20.44%	15,480
2008	10.453026	7.181403	-31.30%	16,379
2007	10.016651	10.453026	4.36%	5,635

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.469144	11.047684	16.67%	0
2012	8.573671	9.469144	10.44%	0
2011	9.109639	8.573671	-5.88%	0
2010	8.151010	9.109639	11.76%	0
2009	6.109353	8.151010	33.42%	41,888
2008	10.746557	6.109353	-43.15%	47,057
2007*	10.000000	10.746557	7.47%	13,950
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.804964	6.858984	0.79%	0
2012	7.800512	6.804964	-12.76%	0
2011	8.688786	7.800512	-10.22%	0
2010	9.167702	8.688786	-5.22%	0
2009	9.721228	9.167702	-5.69%	17,553
2008*	10.000000	9.721228	-2.79%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	11.764865	13.576994	15.40%	0
2012	11.466816	11.764865	2.60%	0
2011	12.490333	11.466816	-8.19%	0
2010	11.431359	12.490333	9.26%	0
2010	11.431359	12.490333	9.26%	0
2009	9.140225	11.431359	25.07%	21,290
2009	9.140225	11.431359	25.07%	21,290
2008	15.698090	9.140225	-41.77%	14,128
2008	15.698090	9.140225	-41.77%	14,128
2007	13.018100	15.698090	20.59%	4,088
2007	13.018100	15.698090	20.59%	4,088
2006	11.894986	13.018100	9.44%	2,065
2006	11.894986	13.018100	9.44%	2,065
2005	10.646498	11.894986	11.73%	0
2005	10.646498	11.894986	11.73%	0
2004	9.787430	10.646498	8.78%	0
2004	9.787430	10.646498	8.78%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.687852	8.676943	-0.13%	0
2012	8.650505	8.687852	0.43%	0
2011	8.516270	8.650505	1.58%	0
2010	8.163262	8.516270	4.32%	0
2009	8.590803	8.163262	-4.98%	30,209
2008	10.757879	8.590803	-20.14%	28,840
2007	10.546083	10.757879	2.01%	49,566
2006	10.064892	10.546083	4.78%	38,507
2005*	10.000000	10.064892	0.65%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.131833	1.32%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.055530	0.56%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.000442	0.00%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.111468	13.660761	22.94%	0
2012	9.490014	11.111468	17.09%	0
2011	10.408790	9.490014	-8.83%	0
2010*	10.000000	10.408790	4.09%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.812785	-1.87%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.987329	-0.13%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.134349	10.807584	6.64%	0
2012	9.440693	10.134349	7.35%	0
2011*	10.000000	9.440693	-5.59%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.778024	17.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.571289	12.804791	21.13%	0
2012	9.298590	10.571289	13.69%	0
2011*	10.000000	9.298590	-7.01%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.760338	17.60%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.495648	14.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.243012	14.302283	27.21%	0
2012	9.852252	11.243012	14.12%	0
2011	10.710578	9.852252	-8.01%	0
2010*	10.000000	10.710578	7.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.042055	12.439006	12.65%	0
2012	10.119842	11.042055	9.11%	0
2011	10.440151	10.119842	-3.07%	0
2010*	10.000000	10.440151	4.40%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.183496	13.322269	19.12%	0
2012	10.016614	11.183496	11.65%	0
2011	10.558707	10.016614	-5.13%	0
2010*	10.000000	10.558707	5.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.792797	11.126990	3.10%	0
2012	10.219191	10.792797	5.61%	0
2011	10.256085	10.219191	-0.36%	0
2010*	10.000000	10.256085	2.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.274962	2.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.346941	3.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.116174	12.866242	15.74%	0
2012	10.069082	11.116174	10.40%	0
2011	10.492817	10.069082	-4.04%	0
2010*	10.000000	10.492817	4.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.202284	13.678272	22.10%	0
2012	9.950849	11.202284	12.58%	0
2011	10.624057	9.950849	-6.34%	0
2010*	10.000000	10.624057	6.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.993823	12.015383	9.29%	0
2012	10.168776	10.993823	8.11%	0
2011	10.377565	10.168776	-2.01%	0
2010*	10.000000	10.377565	3.78%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.766745	10.361578	-3.76%	0
2012	10.230772	10.766745	5.24%	0
2011*	10.000000	10.230772	2.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.254189	2.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.318992	3.19%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.474991	9.309180	-1.75%	0
2012	9.644219	9.474991	-1.75%	0
2011	9.815517	9.644219	-1.75%	0
2010	9.990331	9.815517	-1.75%	0
2009*	10.000000	9.990331	-0.10%	147,695
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.550133	-4.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.205880	13.330395	18.96%	0
2012	9.873525	11.205880	13.49%	0
2011	11.119146	9.873525	-11.20%	0
2010*	10.000000	11.119146	11.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.653679	15.390157	32.06%	0
2012	10.213272	11.653679	14.10%	0
2011	10.742054	10.213272	-4.92%	0
2010*	10.000000	10.742054	7.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.915558	14.481188	32.67%	0
2012	9.448322	10.915558	15.53%	0
2011	10.240176	9.448322	-7.73%	0
2010*	10.000000	10.240176	2.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2013	16.235559	22.163947	36.51%	0
2012	14.381937	16.235559	12.89%	0
2011	15.284051	14.381937	-5.90%	0
2010	12.266347	15.284051	24.60%	0
2009*	10.000000	12.266347	22.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.841557	16.125998	36.18%	0
2012	10.513343	11.841557	12.63%	0
2011	11.198691	10.513343	-6.12%	0
2010*	10.000000	11.198691	11.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.796659	15.725459	33.30%	0
2012	10.320327	11.796659	14.31%	0
2011	10.753408	10.320327	-4.03%	0
2010*	10.000000	10.753408	7.53%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.292180	-7.08%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.095276	9.929076	-1.65%	0
2012	9.925807	10.095276	1.71%	0
2011*	10.000000	9.925807	-0.74%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.127270	1.27%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.635588	-3.64%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.605445	9.807061	2.10%	0
2012*	10.000000	9.605445	-3.95%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.190321	10.472800	2.77%	0
2012*	10.000000	10.190321	1.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.394816	13.95%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.722896	10.546761	-1.64%	0
2012	9.506662	10.722896	12.79%	0
2011*	10.000000	9.506662	-4.93%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.462795	9.604895	-16.21%	0
2012	11.098744	11.462795	3.28%	0
2011	12.217696	11.098744	-9.16%	0
2010*	10.000000	12.217696	22.18%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.760104	11.654018	-8.67%	0
2012	11.028540	12.760104	15.70%	0
2011	10.568095	11.028540	4.36%	0
2010*	10.000000	10.568095	5.68%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.958234	10.977401	-8.20%	0
2012	11.566598	11.958234	3.39%	0
2011	10.858200	11.566598	6.52%	0
2010*	10.000000	10.858200	8.58%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.031459	10.808290	-10.17%	0
2012	11.459871	12.031459	4.99%	0
2011	10.854168	11.459871	5.58%	0
2010*	10.000000	10.854168	8.54%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.016732	12.471105	3.78%	0
2012	10.710944	12.016732	12.19%	0
2011	10.559719	10.710944	1.43%	0
2010*	10.000000	10.559719	5.60%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.175270	9.973984	-1.98%	0
2012	9.793827	10.175270	3.89%	0
2011*	10.000000	9.793827	-2.06%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.729699	10.309273	-3.92%	0
2012	9.973762	10.729699	7.58%	0
2011*	10.000000	9.973762	-0.26%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.926279	-0.74%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.195697	8.836811	-3.90%	0
2012	8.382538	9.195697	9.70%	0
2011	11.169327	8.382538	-24.95%	0
2010*	10.000000	11.169327	11.69%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.805364	12.968078	9.85%	0
2012	10.386055	11.805364	13.67%	0
2011	10.789671	10.386055	-3.74%	0
2010*	10.000000	10.789671	7.90%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.287271	13.281710	8.09%	0
2012	10.958712	12.287271	12.12%	0
2011	10.855479	10.958712	0.95%	0
2010*	10.000000	10.855479	8.55%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.021582	10.190797	12.96%	0
2012	7.951926	9.021582	13.45%	0
2011	11.086331	7.951926	-28.27%	0
2010*	10.000000	11.086331	10.86%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.749119	12.783164	31.12%	0
2012	7.438350	9.749119	31.07%	0
2011*	10.000000	7.438350	-25.62%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.202672	9.544630	16.36%	0
2012	7.696038	8.202672	6.58%	0
2011*	10.000000	7.696038	-23.04%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.563856	4.736663	-27.84%	0
2012	8.010528	6.563856	-18.06%	0
2011	8.947898	8.010528	-10.48%	0
2010*	10.000000	8.947898	-10.52%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.890733	21.330693	65.47%	0
2012	9.324880	12.890733	38.24%	0
2011*	10.000000	9.324880	-6.75%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.367290	14.491741	27.49%	0
2012	10.159205	11.367290	11.89%	0
2011	10.339696	10.159205	-1.75%	0
2010*	10.000000	10.339696	3.40%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.735296	13.548445	26.20%	0
2012	9.856557	10.735296	8.92%	0
2011*	10.000000	9.856557	-1.43%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.525155	15.838147	37.42%	0
2012	9.607580	11.525155	19.96%	0
2011*	10.000000	9.607580	-3.92%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.069530	8.338471	-8.06%	0
2012	8.662338	9.069530	4.70%	0
2011	10.979911	8.662338	-21.11%	0
2010*	10.000000	10.979911	9.80%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.834733	12.948332	19.51%	0
2012	9.458417	10.834733	14.55%	0
2011	10.565411	9.458417	-10.48%	0
2010*	10.000000	10.565411	5.65%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.109629	13.118966	29.77%	0
2012	8.249798	10.109629	22.54%	0
2011*	10.000000	8.249798	-17.50%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.042008	15.162120	37.31%	0
2012	9.572884	11.042008	15.35%	0
2011*	10.000000	9.572884	-4.27%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.904321	13.447214	35.77%	0
2012	8.705630	9.904321	13.77%	0
2011*	10.000000	8.705630	-12.94%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.381231	12.187811	17.40%	0
2012	9.114304	10.381231	13.90%	0
2011	10.829283	9.114304	-15.84%	0
2010*	10.000000	10.829283	8.29%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.922005	14.789430	49.06%	0
2012	8.432486	9.922005	17.66%	0
2011*	10.000000	8.432486	-15.68%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.602560	12.529065	45.64%	0
2012	7.121705	8.602560	20.79%	0
2011	8.898039	7.121705	-19.96%	0
2010*	10.000000	8.898039	-11.02%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.229157	16.133377	31.93%	0
2012	10.709141	12.229157	14.19%	0
2011	10.743145	10.709141	-0.32%	0
2010*	10.000000	10.743145	7.43%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.209431	13.664352	21.90%	0
2012	11.088303	11.209431	1.09%	0
2011	11.037482	11.088303	0.46%	0
2010*	10.000000	11.037482	10.37%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.388798	14.728493	29.32%	0
2012	10.363534	11.388798	9.89%	0
2011*	10.000000	10.363534	3.64%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.933120	4.226937	-39.03%	0
2012	8.258247	6.933120	-16.05%	0
2011*	10.000000	8.258247	-17.42%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.645523	10.468868	-1.66%	0
2012	9.247477	10.645523	15.12%	0
2011*	10.000000	9.247477	-7.53%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.928785	5.640446	14.44%	0
2012	5.390672	4.928785	-8.57%	0
2011	8.778709	5.390672	-38.59%	0
2010*	10.000000	8.778709	-12.21%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.270825	10.846450	31.14%	0
2012	8.784774	8.270825	-5.85%	0
2011*	10.000000	8.784774	-12.15%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.717985	7.565451	-1.98%	0
2012	9.034298	7.717985	-14.57%	0
2011	8.308982	9.034298	8.73%	0
2010*	10.000000	8.308982	-16.91%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.679081	5.183580	-22.39%	0
2012	8.514566	6.679081	-21.56%	0
2011	8.512373	8.514566	0.03%	0
2010*	10.000000	8.512373	-14.88%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.068694	4.209232	-30.64%	0
2012	7.606884	6.068694	-20.22%	0
2011	8.648060	7.606884	-12.04%	0
2010*	10.000000	8.648060	-13.52%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	10.022410	12.327795	23.00%	0
2012	9.248065	10.022410	8.37%	0
2011*	10.000000	9.248065	-7.52%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.863310	11.961393	10.11%	0
2012	9.489707	10.863310	14.47%	0
2011*	10.000000	9.489707	-5.10%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.691641	11.675894	-20.53%	0
2012	14.809899	14.691641	-0.80%	0
2011	10.502981	14.809899	41.01%	0
2010*	10.000000	10.502981	5.03%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.477511	25.467870	75.91%	0
2012	11.017184	14.477511	31.41%	0
2011	11.348575	11.017184	-2.92%	0
2010*	10.000000	11.348575	13.49%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.581085	1.807196	-49.53%	0
2012	5.627178	3.581085	-36.36%	0
2011	7.359283	5.627178	-23.54%	0
2010*	10.000000	7.359283	-26.41%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.609462	11.811549	11.33%	0
2012	10.783634	10.609462	-1.62%	0
2011*	10.000000	10.783634	7.84%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.216539	7.890273	26.92%	0
2012	5.093899	6.216539	22.04%	0
2011	6.666536	5.093899	-23.59%	0
2010	6.002573	6.666536	11.06%	0
2009	6.326904	6.002573	-5.13%	24
2008	10.945784	6.326904	-42.20%	212,797
2007	15.279864	10.945784	-28.36%	7,797
2006	13.979180	15.279864	9.30%	71,469
2005	14.632010	13.979180	-4.46%	70,857
2004	12.979875	14.632010	12.73%	117,821
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	21.511729	21.399299	-0.52%	0
2012	19.775171	21.511729	8.78%	0
2011	24.092461	19.775171	-17.92%	0
2010	19.357778	24.092461	24.46%	0
2009	12.673921	19.357778	52.74%	77,358
2008	23.626148	12.673921	-46.36%	20
2007	17.951702	23.626148	31.61%	90,020
2006	14.939665	17.951702	20.16%	109,157
2005	14.614794	14.939665	2.22%	79,121
2004	12.310445	14.614794	18.72%	218,830

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	14.334422	21.717536	51.51%	0
2012	10.729524	14.334422	33.60%	0
2011	9.874448	10.729524	8.66%	0
2010	9.078669	9.874448	8.77%	0
2009	7.808342	9.078669	16.27%	0
2008	9.008436	7.808342	-13.32%	219,378
2007	8.782939	9.008436	2.57%	0
2006	9.246319	8.782939	-5.01%	0
2005	8.503391	9.246319	8.74%	140,720
2004	8.560772	8.503391	-0.67%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.746274	4.513444	-4.91%	0
2012	4.900009	4.746274	-3.14%	0
2011	5.342041	4.900009	-8.27%	0
2010	5.033012	5.342041	6.14%	0
2009	4.591801	5.033012	9.61%	30,830
2008	9.168615	4.591801	-49.92%	41,944
2007	7.123331	9.168615	28.71%	106,311
2006	8.827861	7.123331	-19.31%	85,614
2005*	10.000000	8.827861	-11.72%	96,715
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	19.549160	24.633531	26.01%	0
2012	18.247338	19.549160	7.13%	0
2011	16.324808	18.247338	11.78%	0
2010	14.167026	16.324808	15.23%	0
2009	12.105083	14.167026	17.03%	54,546
2008	16.082602	12.105083	-24.73%	122,888
2007	14.737767	16.082602	9.13%	122,242
2006	12.773643	14.737767	15.38%	84,698
2005	13.052214	12.773643	-2.13%	91,285
2004	11.724802	13.052214	11.32%	129,721
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.563991	16.887009	59.85%	0
2012	9.178841	10.563991	15.09%	0
2011	8.563687	9.178841	7.18%	0
2010	6.996044	8.563687	22.41%	0
2009	5.202523	6.996044	34.47%	0
2008	13.831884	5.202523	-62.39%	2,094
2007	13.018438	13.831884	6.25%	0
2006	10.149649	13.018438	28.26%	0
2005	10.738791	10.149649	-5.49%	0
2004*	10.000000	10.738791	7.39%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.565534	8.711863	32.69%	0
2012	6.613260	6.565534	-0.72%	0
2011	8.059746	6.613260	-17.95%	0
2010	7.487780	8.059746	7.64%	0
2009	4.434806	7.487780	68.84%	120,222
2008	9.048083	4.434806	-50.99%	4,928
2007	9.446033	9.048083	-4.21%	9,433
2006	9.380722	9.446033	0.70%	11,685
2005	9.191433	9.380722	2.06%	71,913
2004	11.990765	9.191433	-23.35%	457
Rydex Variable Trust - Energy Fund - Q/NQ
2013	21.150497	25.657195	21.31%	0
2012	21.023045	21.150497	0.61%	0
2011	22.725865	21.023045	-7.49%	0
2010	19.428599	22.725865	16.97%	0
2009	14.277805	19.428599	36.08%	33,073
2008	26.929811	14.277805	-46.98%	56
2007	20.577221	26.929811	30.87%	82,765
2006	18.711128	20.577221	9.97%	84,504
2005	13.745445	18.711128	36.13%	143,579
2004	10.576771	13.745445	29.96%	228,711
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	23.708283	28.858070	21.72%	0
2012	24.034616	23.708283	-1.36%	0
2011	26.968202	24.034616	-10.88%	0
2010	21.776063	26.968202	23.84%	0
2009	13.646126	21.776063	59.58%	39,606
2008	32.761316	13.646126	-58.35%	725
2007	24.324151	32.761316	34.69%	57,075
2006	22.307041	24.324151	9.04%	2,373
2005	15.308761	22.307041	45.71%	89,810
2004	11.650465	15.308761	31.40%	4,188
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	9.508647	11.574469	21.73%	0
2012	7.955298	9.508647	19.53%	0
2011	9.541053	7.955298	-16.62%	0
2010	10.883700	9.541053	-12.34%	0
2009	8.166270	10.883700	33.28%	39,419
2008	18.414311	8.166270	-55.65%	0
2007	16.578651	18.414311	11.07%	33,644
2006	13.028402	16.578651	27.25%	52,297
2005	12.467433	13.028402	4.50%	39,004
2004	10.924671	12.467433	14.12%	73,546

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.030161	10.063713	25.32%	0
2012	6.662253	8.030161	20.53%	0
2011	7.970239	6.662253	-16.41%	0
2010	7.093240	7.970239	12.36%	0
2009	6.032373	7.093240	17.59%	121,168
2008	11.818136	6.032373	-48.96%	128
2007	14.815625	11.818136	-20.23%	30,047
2006	12.917513	14.815625	14.69%	181,848
2005	12.717267	12.917513	1.57%	175,937
2004	11.051949	12.717267	15.07%	269,972
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	18.385921	14.766958	-19.68%	0
2012	18.168275	18.385921	1.20%	0
2011	13.069322	18.168275	39.01%	0
2010	12.081546	13.069322	8.18%	0
2009	17.962441	12.081546	-32.74%	29,696
2008	12.623781	17.962441	42.29%	86,623
2007	11.709678	12.623781	7.81%	118,150
2006	12.305342	11.709678	-4.84%	192,960
2005	11.630051	12.305342	5.81%	63,645
2004	10.923592	11.630051	6.47%	45,992
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	13.273473	18.494456	39.33%	0
2012	11.531159	13.273473	15.11%	0
2011	11.210590	11.531159	2.86%	0
2010	10.686821	11.210590	4.90%	0
2009	8.726307	10.686821	22.47%	69,890
2008	11.820268	8.726307	-26.18%	149,904
2007	11.348245	11.820268	4.16%	110,592
2006	10.988105	11.348245	3.28%	112,643
2005	10.107378	10.988105	8.71%	231,746
2004	9.684614	10.107378	4.37%	155,680
Rydex Variable Trust - Internet Fund - Q/NQ
2013	17.227944	25.598103	48.58%	0
2012	14.695436	17.227944	17.23%	0
2011	16.981457	14.695436	-13.46%	0
2010	14.310915	16.981457	18.66%	0
2009	8.782235	14.310915	62.95%	122,314
2008	16.216111	8.782235	-45.84%	1,324
2007	14.953063	16.216111	8.45%	99,006
2006	13.872861	14.953063	7.79%	0
2005	14.316244	13.872861	-3.10%	89,662
2004	12.575132	14.316244	13.85%	238,745

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.929163	1.063530	-44.87%	0
2012	2.532293	1.929163	-23.82%	0
2011	3.534164	2.532293	-28.35%	0
2010	5.160296	3.534164	-31.51%	0
2009	9.489491	5.160296	-45.62%	0
2008	6.004981	9.489491	58.03%	0
2007	6.716255	6.004981	-10.59%	0
2006	8.737636	6.716255	-23.13%	0
2005	8.750543	8.737636	-0.15%	0
2004*	10.000000	8.750543	-12.49%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.467848	3.927122	13.24%	0
2012	3.762881	3.467848	-7.84%	0
2011	5.505673	3.762881	-31.65%	0
2010	6.426981	5.505673	-14.34%	0
2009	5.478076	6.426981	17.32%	0
2008	7.989370	5.478076	-31.43%	0
2007	8.516841	7.989370	-6.19%	0
2006	8.018165	8.516841	6.22%	0
2005	8.611783	8.018165	-6.89%	0
2004	9.811675	8.611783	-12.23%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.216979	2.289243	-28.84%	0
2012	4.010857	3.216979	-19.79%	0
2011	4.405232	4.010857	-8.95%	0
2010	6.001573	4.405232	-26.60%	0
2009	9.438177	6.001573	-36.41%	0
2008	7.146365	9.438177	32.07%	36,717
2007	7.421661	7.146365	-3.71%	0
2006	7.853988	7.421661	-5.50%	0
2005	8.703778	7.853988	-9.76%	0
2004*	10.000000	8.703778	-12.96%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	1.902269	1.325996	-30.29%	0
2012	2.380019	1.902269	-20.07%	0
2011	2.693746	2.380019	-11.65%	0
2010	3.482401	2.693746	-22.65%	0
2009	5.915231	3.482401	-41.13%	0
2008	4.067227	5.915231	45.44%	0
2007	4.666558	4.067227	-12.84%	0
2006	4.816989	4.666558	-3.12%	0
2005	4.841040	4.816989	-0.50%	0
2004	5.588483	4.841040	-13.37%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.028492	2.057572	-32.06%	0
2012	3.766370	3.028492	-19.59%	0
2011	4.149196	3.766370	-9.23%	0
2010	5.835203	4.149196	-28.89%	0
2009	8.845689	5.835203	-34.03%	0
2008	7.220235	8.845689	22.51%	0
2007	6.975070	7.220235	3.51%	0
2006	8.062902	6.975070	-13.49%	0
2005	8.464556	8.062902	-4.75%	0
2004*	10.000000	8.464556	-15.35%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.643793	2.630698	-27.80%	0
2012	4.467480	3.643793	-18.44%	0
2011	4.998961	4.467480	-10.63%	0
2010	6.127177	4.998961	-18.41%	0
2009	8.607834	6.127177	-28.82%	0
2008	6.291710	8.607834	36.81%	0
2007	6.351769	6.291710	-0.95%	0
2006	6.989032	6.351769	-9.12%	0
2005	7.168465	6.989032	-2.50%	0
2004	8.125642	7.168465	-11.78%	1,312
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.273997	12.681616	53.27%	0
2012	7.012013	8.273997	18.00%	0
2011	10.044264	7.012013	-30.19%	0
2010	8.833730	10.044264	13.70%	0
2009	7.269989	8.833730	21.51%	1,589
2008	11.040092	7.269989	-34.15%	1,827
2007	12.659656	11.040092	-12.79%	16,818
2006	12.255089	12.659656	3.30%	22,074
2005	10.363986	12.255089	18.25%	44,044
2004	9.560906	10.363986	8.40%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	17.671673	24.726217	39.92%	0
2012	14.826115	17.671673	19.19%	0
2011	14.728585	14.826115	0.66%	0
2010	11.500810	14.728585	28.07%	0
2009	8.561495	11.500810	34.33%	73,437
2008	17.118361	8.561495	-49.99%	16
2007	17.878693	17.118361	-4.25%	73,304
2006	14.737552	17.878693	21.31%	112,500
2005	15.767050	14.737552	-6.53%	78,778
2004	12.956075	15.767050	21.70%	170,249

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	20.274220	29.926144	47.61%	0
2012	16.598001	20.274220	22.15%	0
2011	18.281119	16.598001	-9.21%	0
2010	13.526774	18.281119	35.15%	0
2009	9.034283	13.526774	49.73%	0
2008	20.360638	9.034283	-55.63%	1,266
2007	20.005930	20.360638	1.77%	890
2006	18.432643	20.005930	8.54%	0
2005	16.446056	18.432643	12.08%	74,467
2004	13.704252	16.446056	20.01%	40,663
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	12.407630	21.969724	77.07%	0
2012	9.415908	12.407630	31.77%	0
2011	9.648487	9.415908	-2.41%	0
2010	7.173174	9.648487	34.51%	0
2009	3.352009	7.173174	114.00%	4,426
2008	12.452150	3.352009	-73.08%	6,135
2007	9.886736	12.452150	25.95%	0
2006	9.595833	9.886736	3.03%	0
2005	10.071560	9.595833	-4.72%	0
2004	8.975613	10.071560	12.21%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	16.976716	22.454295	32.27%	0
2012	14.798012	16.976716	14.72%	0
2011	14.741288	14.798012	0.38%	0
2010	12.662923	14.741288	16.41%	0
2009	8.479153	12.662923	49.34%	18,117
2008	14.858069	8.479153	-42.93%	11
2007	12.836269	14.858069	15.75%	12
2006	12.351245	12.836269	3.93%	0
2005	12.432335	12.351245	-0.65%	0
2004	11.572080	12.432335	7.43%	135,437
Rydex Variable Trust - Nova Fund - Q/NQ
2013	10.642076	15.578437	46.39%	0
2012	8.860865	10.642076	20.10%	0
2011	9.124900	8.860865	-2.89%	0
2010	7.741598	9.124900	17.87%	0
2009	5.814842	7.741598	33.14%	71,843
2008	13.001060	5.814842	-55.27%	86,481
2007	13.086601	13.001060	-0.65%	150,387
2006	11.166698	13.086601	17.19%	98,643
2005	10.931519	11.166698	2.15%	145,767
2004	9.706787	10.931519	12.62%	110,388

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	22.089338	11.696916	-47.05%	0
2012	23.444485	22.089338	-5.78%	0
2011	31.461847	23.444485	-25.48%	0
2010	23.191264	31.461847	35.66%	0
2009	15.816600	23.191264	46.63%	53,053
2008	26.204861	15.816600	-39.64%	69,039
2007	22.311775	26.204861	17.45%	61,330
2006	18.700697	22.311775	19.31%	2,585
2005	15.744375	18.700697	18.78%	103,788
2004	18.680432	15.744375	-15.72%	93,450
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	17.980409	18.362534	2.13%	0
2012	15.464494	17.980409	16.27%	0
2011	15.390813	15.464494	0.48%	0
2010	12.545252	15.390813	22.68%	0
2009	10.193408	12.545252	23.07%	70,363
2008	17.778988	10.193408	-42.67%	1,555
2007	22.375616	17.778988	-20.54%	15,473
2006	17.420400	22.375616	28.44%	110,740
2005	16.546981	17.420400	5.28%	70,901
2004	13.000718	16.546981	27.28%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	17.083445	22.793178	33.42%	0
2012	14.890969	17.083445	14.72%	0
2011	14.393020	14.890969	3.46%	0
2010	11.706342	14.393020	22.95%	0
2009	8.261254	11.706342	41.70%	63,436
2008	12.540419	8.261254	-34.12%	142,431
2007	14.605569	12.540419	-14.14%	8,040
2006	13.504282	14.605569	8.16%	125,645
2005	13.030158	13.504282	3.64%	94,892
2004	12.050012	13.030158	8.13%	140,454
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	15.575367	24.264811	55.79%	0
2012	12.983667	15.575367	19.96%	0
2011	15.048252	12.983667	-13.72%	0
2010	11.110878	15.048252	35.44%	0
2009	8.483025	11.110878	30.98%	4,138
2008	17.754514	8.483025	-52.22%	1,337
2007	19.378502	17.754514	-8.38%	2,212
2006	16.320098	19.378502	18.74%	3,600
2005	15.983965	16.320098	2.10%	0
2004	12.994059	15.983965	23.01%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	8.809949	14.603572	65.76%	0
2012	6.930461	8.809949	27.12%	0
2011	7.343657	6.930461	-5.63%	0
2010	5.957173	7.343657	23.27%	0
2009	4.142293	5.957173	43.81%	0
2008	13.169984	4.142293	-68.55%	0
2007	13.324189	13.169984	-1.16%	0
2006	10.962738	13.324189	21.54%	0
2005	10.792157	10.962738	1.58%	0
2004	9.396405	10.792157	14.85%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.502661	17.359541	38.85%	0
2012	11.231015	12.502661	11.32%	0
2011	11.556416	11.231015	-2.82%	0
2010	9.407264	11.556416	22.85%	0
2009	6.502965	9.407264	44.66%	81,039
2008	10.999739	6.502965	-40.88%	17,851
2007	10.672462	10.999739	3.07%	514
2006	10.305183	10.672462	3.56%	4,342
2005	10.305342	10.305183	0.00%	0
2004*	10.000000	10.305342	3.05%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.385063	17.676312	42.72%	0
2012	10.313590	12.385063	20.08%	0
2011	10.840452	10.313590	-4.86%	0
2010	9.170283	10.840452	18.21%	0
2009	6.170774	9.170283	48.61%	79,021
2008	12.232972	6.170774	-49.56%	16,471
2007	13.158313	12.232972	-7.03%	203
2006	11.381746	13.158313	15.61%	119,062
2005	11.118065	11.381746	2.37%	0
2004*	10.000000	11.118065	11.18%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	17.770118	23.404285	31.71%	0
2012	15.585349	17.770118	14.02%	0
2011	15.967430	15.585349	-2.39%	0
2010	12.257987	15.967430	30.26%	0
2009	7.955958	12.257987	54.07%	113,585
2008	12.681965	7.955958	-37.27%	2,831
2007	11.902991	12.681965	6.54%	608
2006	11.747093	11.902991	1.33%	184
2005	10.726039	11.747093	9.52%	0
2004*	10.000000	10.726039	7.26%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	13.623796	18.178088	33.43%	0
2012	11.853398	13.623796	14.94%	0
2011	12.993280	11.853398	-8.77%	0
2010	11.008494	12.993280	18.03%	0
2009	7.216997	11.008494	52.54%	73,522
2008	13.031602	7.216997	-44.62%	224
2007	13.940670	13.031602	-6.52%	0
2006	12.118842	13.940670	15.03%	34,027
2005	11.386502	12.118842	6.43%	0
2004*	10.000000	11.386502	13.87%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	14.350768	19.923820	38.83%	0
2012	13.206049	14.350768	8.67%	0
2011	12.984353	13.206049	1.71%	0
2010	10.538622	12.984353	23.21%	0
2009	8.006508	10.538622	31.63%	850
2008	12.407568	8.006508	-35.47%	14,627
2007	12.643505	12.407568	-1.87%	488
2006	11.944695	12.643505	5.85%	1,155
2005	11.447181	11.944695	4.35%	0
2004*	10.000000	11.447181	14.47%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.460629	17.486001	40.33%	0
2012	10.535887	12.460629	18.27%	0
2011	11.841497	10.535887	-11.03%	0
2010	9.634133	11.841497	22.91%	0
2009	6.042947	9.634133	59.43%	1,125
2008	10.886145	6.042947	-44.49%	18,315
2007	13.914010	10.886145	-21.76%	0
2006	11.879516	13.914010	17.13%	6,019
2005	11.666318	11.879516	1.83%	0
2004*	10.000000	11.666318	16.66%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.503065	5.246242	-4.67%	0
2012	5.976759	5.503065	-7.93%	0
2011	6.353648	5.976759	-5.93%	0
2010	6.771967	6.353648	-6.18%	0
2009	8.189717	6.771967	-17.31%	0
2008	7.896325	8.189717	3.72%	58,348
2007	9.019999	7.896325	-12.46%	0
2006	10.271779	9.019999	-12.19%	0
2005*	10.000000	10.271779	2.72%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2013	12.710376	16.908016	33.03%	0
2012	11.552807	12.710376	10.02%	0
2011	12.949527	11.552807	-10.79%	0
2010	11.764334	12.949527	10.07%	0
2009	7.695094	11.764334	52.88%	74,128
2008	14.348143	7.695094	-46.37%	119
2007	13.231652	14.348143	8.44%	85,349
2006	12.717563	13.231652	4.04%	27,561
2005	12.552857	12.717563	1.31%	71,890
2004	12.631212	12.552857	-0.62%	30,185
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.321406	8.449528	15.41%	0
2012	7.106766	7.321406	3.02%	0
2011	8.450139	7.106766	-15.90%	0
2010	7.510676	8.450139	12.51%	0
2009	5.940509	7.510676	26.43%	26
2008	11.061558	5.940509	-46.30%	26
2007	10.308665	11.061558	7.30%	124,067
2006	8.778790	10.308665	17.43%	172,701
2005	8.831977	8.778790	-0.60%	194,071
2004	7.977752	8.831977	10.71%	324,127
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	15.700341	23.237361	48.01%	0
2012	13.590794	15.700341	15.52%	0
2011	15.562917	13.590794	-12.67%	0
2010	12.760401	15.562917	21.96%	0
2009	11.064179	12.760401	15.33%	90
2008	15.067427	11.064179	-26.57%	133,325
2007	16.808670	15.067427	-10.36%	25,101
2006	15.930913	16.808670	5.51%	87,845
2005	14.945964	15.930913	6.59%	124,743
2004	12.368651	14.945964	20.84%	233,221
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	11.539689	12.882723	11.64%	0
2012	11.615925	11.539689	-0.66%	0
2011	10.166384	11.615925	14.26%	0
2010	9.681140	10.166384	5.01%	0
2009	8.658931	9.681140	11.81%	75
2008	12.514440	8.658931	-30.81%	217,248
2007	11.286534	12.514440	10.88%	129,933
2006	9.496153	11.286534	18.85%	158,619
2005	8.741323	9.496153	8.64%	116,491
2004	7.583983	8.741323	15.26%	9,731

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	10.136601	9.678821	-4.52%	0
2012	10.237588	10.136601	-0.99%	0
2011	10.818075	10.237588	-5.37%	0
2010	11.664954	10.818075	-7.26%	0
2009	11.137050	11.664954	4.74%	0
2008	12.916074	11.137050	-13.77%	0
2007	11.130624	12.916074	16.04%	0
2006	9.705779	11.130624	14.68%	0
2005*	10.000000	9.705779	-2.94%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.047915	0.48%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.910534	10.677390	-10.35%	0
2012	10.284673	11.910534	15.81%	0
2011*	10.000000	10.284673	2.85%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.557367	10.645807	0.84%	0
2012	8.269520	10.557367	27.67%	0
2011*	10.000000	8.269520	-17.30%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.897899	11.256671	13.73%	0
2012	8.860952	9.897899	11.70%	0
2011*	10.000000	8.860952	-11.39%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.791259	8.461279	8.60%	0
2012	7.670653	7.791259	1.57%	0
2011*	10.000000	7.670653	-23.29%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.536599	9.842862	3.21%	0
2012	9.579331	9.536599	-0.45%	0
2011*	10.000000	9.579331	-4.21%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.070354	11.492526	14.12%	0
2012	9.050100	10.070354	11.27%	0
2011*	10.000000	9.050100	-9.50%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.361090	3.61%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.171765	10.035287	-10.17%	0
2012	10.599953	11.171765	5.39%	0
2011*	10.000000	10.599953	6.00%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	12.689275	16.916108	33.31%	0
2012	11.267719	12.689275	12.62%	0
2011	11.133396	11.267719	1.21%	0
2010	9.937279	11.133396	12.04%	0
2009	8.573140	9.937279	15.91%	0
2008	13.353591	8.573140	-35.80%	0
2007	13.615870	13.353591	-1.93%	0
2006	11.847334	13.615870	14.93%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2013	11.443756	15.389909	34.48%	0
2012	10.233456	11.443756	11.83%	0
2011	10.315806	10.233456	-0.80%	0
2010	9.052259	10.315806	13.96%	0
2009	6.855240	9.052259	32.05%	0
2008	11.943721	6.855240	-42.60%	0
2007	10.054767	11.943721	18.79%	0
2006	10.591091	10.054767	-5.06%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	14.345336	18.547212	29.29%	0
2012	12.756937	14.345336	12.45%	0
2011	12.866378	12.756937	-0.85%	0
2010	11.557378	12.866378	11.33%	0
2009	9.824239	11.557378	17.64%	0
2008	13.670064	9.824239	-28.13%	0
2007	14.683686	13.670064	-6.90%	0
2006	12.607820	14.683686	16.46%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.444192	14.44%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.800870	12.129332	12.30%	0
2012	10.007492	10.800870	7.93%	0
2011	10.580890	10.007492	-5.42%	0
2010*	10.000000	10.580890	5.81%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.721192	8.561310	-11.93%	0
2012	10.116843	9.721192	-3.91%	0
2011	11.800014	10.116843	-14.26%	0
2010*	10.000000	11.800014	18.00%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.451914	10.663444	2.02%	0
2012*	10.000000	10.451914	4.52%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	9.983340	11.301725	13.21%	0
2012	9.063050	9.983340	10.15%	0
2011*	10.000000	9.063050	-9.37%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
2013	16.473135	21.164750	28.48%	0
2012	14.450331	16.473135	14.00%	0
2011	15.144216	14.450331	-4.58%	0
2010	13.193911	15.144216	14.78%	0
2009	9.923500	13.193911	32.96%	0
2008	17.642165	9.923500	-43.75%	0
2007	15.325498	17.642165	15.12%	0
2006	14.012547	15.325498	9.37%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	12.633508	15.846164	25.43%	0
2012	10.996725	12.633508	14.88%	0
2011	11.125178	10.996725	-1.15%	0
2010	9.864558	11.125178	12.78%	0
2009	7.734436	9.864558	27.54%	0
2008	13.781322	7.734436	-43.88%	0
2007	13.866278	13.781322	-0.61%	0
2006	11.783277	13.866278	17.68%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	11.446499	15.275971	33.46%	0
2012	10.194146	11.446499	12.29%	0
2011	10.388165	10.194146	-1.87%	0
2010	8.545048	10.388165	21.57%	0
2009	6.802876	8.545048	25.61%	0
2008	13.155003	6.802876	-48.29%	0
2007	10.583157	13.155003	24.30%	0
2006	10.116142	10.583157	4.62%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.541085	10.953114	3.91%	0
2012*	10.000000	10.541085	5.41%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.355771	13.795195	21.48%	0
2012	10.032093	11.355771	13.19%	0
2011	10.380882	10.032093	-3.36%	0
2010*	10.000000	10.380882	3.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.509717	5.10%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.384726	13.85%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.258216	2.58%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.804397	11.878177	21.15%	0
2012	8.785442	9.804397	11.60%	0
2011	9.655636	8.785442	-9.01%	0
2010	8.544298	9.655636	13.01%	0
2009	6.244568	8.544298	36.83%	0
2008	11.179816	6.244568	-44.14%	0
2007	10.012673	11.179816	11.66%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	9.996275	10.808753	8.13%	0
2012	9.193387	9.996275	8.73%	0
2011	9.392316	9.193387	-2.12%	0
2010	8.622026	9.392316	8.93%	0
2009	7.166236	8.622026	20.31%	0
2008	10.441595	7.166236	-31.37%	0
2007	10.015953	10.441595	4.25%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.414602	10.972875	16.55%	0
2012	8.532986	9.414602	10.33%	0
2011	9.075640	8.532986	-5.98%	0
2010	8.128865	9.075640	11.65%	0
2009	6.098960	8.128865	33.28%	0
2008	10.739246	6.098960	-43.21%	0
2007*	10.000000	10.739246	7.39%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.776968	6.823809	0.69%	0
2012	7.776357	6.776968	-12.85%	0
2011	8.670672	7.776357	-10.31%	0
2010	9.157891	8.670672	-5.32%	0
2009	9.720715	9.157891	-5.79%	274
2008*	10.000000	9.720715	-2.79%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	11.637712	13.416584	15.29%	0
2012	11.354478	11.637712	2.49%	0
2011	12.380531	11.354478	-8.29%	0
2010	11.342408	12.380531	9.15%	0
2009	9.078338	11.342408	24.94%	213
2008	15.607742	9.078338	-41.83%	266
2007	12.956414	15.607742	20.46%	393
2006	11.850665	12.956414	9.33%	70
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.625352	8.605751	-0.23%	0
2012	8.597044	8.625352	0.33%	0
2011	8.472244	8.597044	1.47%	0
2010	8.129345	8.472244	4.22%	0
2009	8.563838	8.129345	-5.07%	538
2008	10.735047	8.563838	-20.23%	575
2007	10.534481	10.735047	1.90%	3,306
2006	10.064023	10.534481	4.67%	3,220
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.124945	1.25%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.054124	0.54%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	9.999052	-0.01%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.081382	13.609915	22.82%	0
2012	9.473978	11.081382	16.97%	0
2011	10.401772	9.473978	-8.92%	0
2010*	10.000000	10.401772	4.02%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.806114	-1.94%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.980530	-0.19%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.117183	10.778309	6.53%	0
2012	9.434323	10.117183	7.24%	0
2011*	10.000000	9.434323	-5.66%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.770022	17.70%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.553373	12.770085	21.00%	0
2012	9.292312	10.553373	13.57%	0
2011*	10.000000	9.292312	-7.08%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.748826	17.49%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.484404	14.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.212550	14.249019	27.08%	0
2012	9.835595	11.212550	14.00%	0
2011	10.703357	9.835595	-8.11%	0
2010*	10.000000	10.703357	7.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.012168	12.392708	12.54%	0
2012	10.102760	11.012168	9.00%	0
2011	10.433114	10.102760	-3.17%	0
2010*	10.000000	10.433114	4.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.153226	13.272702	19.00%	0
2012	9.999699	11.153226	11.54%	0
2011	10.551582	9.999699	-5.23%	0
2010*	10.000000	10.551582	5.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.763574	11.085572	2.99%	0
2012	10.201930	10.763574	5.51%	0
2011	10.249159	10.201930	-0.46%	0
2010*	10.000000	10.249159	2.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.273529	2.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.345499	3.45%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.086066	12.818347	15.63%	0
2012	10.052061	11.086066	10.29%	0
2011	10.485738	10.052061	-4.14%	0
2010*	10.000000	10.485738	4.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.171956	13.627370	21.98%	0
2012	9.934040	11.171956	12.46%	0
2011	10.616896	9.934040	-6.43%	0
2010*	10.000000	10.616896	6.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.964058	11.970662	9.18%	0
2012	10.151595	10.964058	8.00%	0
2011	10.370562	10.151595	-2.11%	0
2010*	10.000000	10.370562	3.71%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.748506	10.333510	-3.86%	0
2012	10.223871	10.748506	5.13%	0
2011*	10.000000	10.223871	2.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.252757	2.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.317557	3.18%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.445563	9.270822	-1.85%	0
2012	9.624086	9.445563	-1.85%	0
2011	9.804978	9.624086	-1.84%	0
2010	9.989773	9.804978	-1.85%	0
2009*	10.000000	9.989773	-0.10%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.543629	-4.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.175528	13.280784	18.84%	0
2012	9.856838	11.175528	13.38%	0
2011	11.111649	9.856838	-11.29%	0
2010*	10.000000	11.111649	11.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.622129	15.332879	31.93%	0
2012	10.196024	11.622129	13.99%	0
2011	10.734807	10.196024	-5.02%	0
2010*	10.000000	10.734807	7.35%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.885979	14.427244	32.53%	0
2012	9.432340	10.885979	15.41%	0
2011	10.233264	9.432340	-7.83%	0
2010*	10.000000	10.233264	2.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2013	16.174740	22.058456	36.38%	0
2012	14.342691	16.174740	12.77%	0
2011	15.257838	14.342691	-6.00%	0
2010	12.257769	15.257838	24.47%	0
2009*	10.000000	12.257769	22.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.809464	16.065945	36.04%	0
2012	10.495556	11.809464	12.52%	0
2011	11.191125	10.495556	-6.22%	0
2010*	10.000000	11.191125	11.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.764713	15.666928	33.17%	0
2012	10.302896	11.764713	14.19%	0
2011	10.746162	10.302896	-4.12%	0
2010*	10.000000	10.746162	7.46%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.285854	-7.14%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.078169	9.902151	-1.75%	0
2012	9.919107	10.078169	1.60%	0
2011*	10.000000	9.919107	-0.81%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.125859	1.26%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.629024	-3.71%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.600035	9.791556	2.00%	0
2012*	10.000000	9.600035	-4.00%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.184571	10.456240	2.67%	0
2012*	10.000000	10.184571	1.85%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.387072	13.87%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.704721	10.518166	-1.74%	0
2012	9.500242	10.704721	12.68%	0
2011*	10.000000	9.500242	-5.00%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.431741	9.569121	-16.29%	0
2012	11.079994	11.431741	3.17%	0
2011	12.209457	11.079994	-9.25%	0
2010*	10.000000	12.209457	22.09%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.725529	11.610608	-8.76%	0
2012	11.009900	12.725529	15.58%	0
2011	10.560962	11.009900	4.25%	0
2010*	10.000000	10.560962	5.61%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.925758	10.936450	-8.30%	0
2012	11.546962	11.925758	3.28%	0
2011	10.850779	11.546962	6.42%	0
2010*	10.000000	10.850779	8.51%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	11.998874	10.768050	-10.26%	0
2012	11.440512	11.998874	4.88%	0
2011	10.846843	11.440512	5.47%	0
2010*	10.000000	10.846843	8.47%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	11.984172	12.424657	3.68%	0
2012	10.692838	11.984172	12.08%	0
2011	10.552589	10.692838	1.33%	0
2010*	10.000000	10.552589	5.53%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.157932	9.946861	-2.08%	0
2012	9.787130	10.157932	3.79%	0
2011*	10.000000	9.787130	-2.13%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.711515	10.281324	-4.02%	0
2012	9.967028	10.711515	7.47%	0
2011*	10.000000	9.967028	-0.33%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.924895	-0.75%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.170779	8.803899	-4.00%	0
2012	8.368368	9.170779	9.59%	0
2011	11.161806	8.368368	-25.03%	0
2010*	10.000000	11.161806	11.62%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.773302	12.919690	9.74%	0
2012	10.368426	11.773302	13.55%	0
2011	10.782296	10.368426	-3.84%	0
2010*	10.000000	10.782296	7.82%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.254020	13.232298	7.98%	0
2012	10.940210	12.254020	12.01%	0
2011	10.848157	10.940210	0.85%	0
2010*	10.000000	10.848157	8.48%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	8.997147	10.152855	12.85%	0
2012	7.938486	8.997147	13.34%	0
2011	11.078860	7.938486	-28.35%	0
2010*	10.000000	11.078860	10.79%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.732559	12.748471	30.99%	0
2012	7.433303	9.732559	30.93%	0
2011*	10.000000	7.433303	-25.67%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.188756	9.518736	16.24%	0
2012	7.690830	8.188756	6.47%	0
2011*	10.000000	7.690830	-23.09%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.546072	4.719029	-27.91%	0
2012	7.996997	6.546072	-18.14%	0
2011	8.941857	7.996997	-10.57%	0
2010*	10.000000	8.941857	-10.58%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.868886	21.272887	65.30%	0
2012	9.318573	12.868886	38.10%	0
2011*	10.000000	9.318573	-6.81%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.336504	14.437787	27.36%	0
2012	10.142040	11.336504	11.78%	0
2011	10.332721	10.142040	-1.85%	0
2010*	10.000000	10.332721	3.33%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.717119	13.511754	26.08%	0
2012	9.849908	10.717119	8.80%	0
2011*	10.000000	9.849908	-1.50%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.505638	15.795258	37.28%	0
2012	9.601092	11.505638	19.84%	0
2011*	10.000000	9.601092	-3.99%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.044949	8.307395	-8.15%	0
2012	8.647684	9.044949	4.59%	0
2011	10.972501	8.647684	-21.19%	0
2010*	10.000000	10.972501	9.73%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.805360	12.900094	19.39%	0
2012	9.442416	10.805360	14.43%	0
2011	10.558277	9.442416	-10.57%	0
2010*	10.000000	10.558277	5.58%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.092472	13.083387	29.64%	0
2012	8.244212	10.092472	22.42%	0
2011*	10.000000	8.244212	-17.56%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.023290	15.121036	37.17%	0
2012	9.566418	11.023290	15.23%	0
2011*	10.000000	9.566418	-4.34%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.887535	13.410753	35.63%	0
2012	8.699741	9.887535	13.65%	0
2011*	10.000000	8.699741	-13.00%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.353108	12.142438	17.28%	0
2012	9.098897	10.353108	13.78%	0
2011	10.821984	9.098897	-15.92%	0
2010*	10.000000	10.821984	8.22%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.905191	14.749358	48.91%	0
2012	8.426793	9.905191	17.54%	0
2011*	10.000000	8.426793	-15.73%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2013	8.579251	12.482408	45.50%	0
2012	7.109661	8.579251	20.67%	0
2011	8.892042	7.109661	-20.04%	0
2010*	10.000000	8.892042	-11.08%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.196044	16.073323	31.79%	0
2012	10.691053	12.196044	14.08%	0
2011	10.735892	10.691053	-0.42%	0
2010*	10.000000	10.735892	7.36%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.179079	13.613494	21.78%	0
2012	11.069575	11.179079	0.99%	0
2011	11.030038	11.069575	0.36%	0
2010*	10.000000	11.030038	10.30%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.369492	14.688589	29.19%	0
2012	10.356532	11.369492	9.78%	0
2011*	10.000000	10.356532	3.57%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.921375	4.215475	-39.09%	0
2012	8.252675	6.921375	-16.13%	0
2011*	10.000000	8.252675	-17.47%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.627483	10.440490	-1.76%	0
2012	9.241232	10.627483	15.00%	0
2011*	10.000000	9.241232	-7.59%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.915408	5.619415	14.32%	0
2012	5.381545	4.915408	-8.66%	0
2011	8.772775	5.381545	-38.66%	0
2010*	10.000000	8.772775	-12.27%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.256788	10.817014	31.01%	0
2012	8.778836	8.256788	-5.95%	0
2011*	10.000000	8.778836	-12.21%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.697062	7.537269	-2.08%	0
2012	9.019019	7.697062	-14.66%	0
2011	8.303357	9.019019	8.62%	0
2010*	10.000000	8.303357	-16.97%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2013	6.660980	5.164268	-22.47%	0
2012	8.500178	6.660980	-21.64%	0
2011	8.506623	8.500178	-0.08%	0
2010*	10.000000	8.506623	-14.93%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.052237	4.193541	-30.71%	0
2012	7.594019	6.052237	-20.30%	0
2011	8.642213	7.594019	-12.13%	0
2010*	10.000000	8.642213	-13.58%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	10.005411	12.294373	22.88%	0
2012	9.241815	10.005411	8.26%	0
2011*	10.000000	9.241815	-7.58%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.844902	11.928970	10.00%	0
2012	9.483298	10.844902	14.36%	0
2011*	10.000000	9.483298	-5.17%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.651843	11.632411	-20.61%	0
2012	14.784877	14.651843	-0.90%	0
2011	10.495892	14.784877	40.86%	0
2010*	10.000000	10.495892	4.96%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.438305	25.373099	75.73%	0
2012	10.998559	14.438305	31.27%	0
2011	11.340914	10.998559	-3.02%	0
2010*	10.000000	11.340914	13.41%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.571369	1.800462	-49.59%	0
2012	5.617656	3.571369	-36.43%	0
2011	7.354303	5.617656	-23.61%	0
2010*	10.000000	7.354303	-26.46%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.591483	11.779534	11.22%	0
2012	10.776356	10.591483	-1.72%	0
2011*	10.000000	10.776356	7.76%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.145685	7.792402	26.79%	0
2012	5.040979	6.145685	21.91%	0
2011	6.603996	5.040979	-23.67%	0
2010	5.952325	6.603996	10.95%	0
2009	6.280354	5.952325	-5.22%	0
2008	10.876402	6.280354	-42.26%	0
2007	15.198586	10.876402	-28.44%	0
2006	13.918951	15.198586	9.19%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	21.266673	21.133974	-0.62%	0
2012	19.569868	21.266673	8.67%	0
2011	23.866598	19.569868	-18.00%	0
2010	19.195821	23.866598	24.33%	0
2009	12.580697	19.195821	52.58%	0
2008	23.476339	12.580697	-46.41%	0
2007	17.856140	23.476339	31.47%	0
2006	14.875240	17.856140	20.04%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	14.171181	21.448378	51.35%	0
2012	10.618155	14.171181	33.46%	0
2011	9.781879	10.618155	8.55%	0
2010	9.002716	9.781879	8.65%	0
2009	7.750911	9.002716	16.15%	0
2008	8.951296	7.750911	-13.41%	0
2007	8.736173	8.951296	2.46%	0
2006	9.206437	8.736173	-5.11%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.711378	4.475708	-5.00%	0
2012	4.868950	4.711378	-3.24%	0
2011	5.313576	4.868950	-8.37%	0
2010	5.011289	5.313576	6.03%	0
2009	4.576641	5.011289	9.50%	1,048
2008	9.147681	4.576641	-49.97%	375
2007	7.114342	9.147681	28.58%	1,481
2006	8.825690	7.114342	-19.39%	1,239
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	19.326628	24.328360	25.88%	0
2012	18.058040	19.326628	7.03%	0
2011	16.171873	18.058040	11.66%	0
2010	14.048592	16.171873	15.11%	0
2009	12.016109	14.048592	16.91%	0
2008	15.980674	12.016109	-24.81%	0
2007	14.659359	15.980674	9.01%	0
2006	12.718580	14.659359	15.26%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.471186	16.721633	59.69%	0
2012	9.107494	10.471186	14.97%	0
2011	8.505763	9.107494	7.07%	0
2010	6.955790	8.505763	22.28%	0
2009	5.177862	6.955790	34.34%	0
2008	13.780422	5.177862	-62.43%	0
2007	12.983286	13.780422	6.14%	0
2006	10.132516	12.983286	28.13%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.490729	8.603835	32.56%	0
2012	6.544600	6.490729	-0.82%	0
2011	7.984187	6.544600	-18.03%	0
2010	7.425121	7.984187	7.53%	0
2009	4.402172	7.425121	68.67%	0
2008	8.990694	4.402172	-51.04%	0
2007	9.395742	8.990694	-4.31%	0
2006	9.340263	9.395742	0.59%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	20.909585	25.339128	21.18%	0
2012	20.804811	20.909585	0.50%	0
2011	22.512830	20.804811	-7.59%	0
2010	19.266066	22.512830	16.85%	0
2009	14.172784	19.266066	35.94%	0
2008	26.759035	14.172784	-47.04%	0
2007	20.467683	26.759035	30.74%	0
2006	18.630430	20.467683	9.86%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	23.438263	28.500373	21.60%	0
2012	23.785151	23.438263	-1.46%	0
2011	26.715448	23.785151	-10.97%	0
2010	21.593929	26.715448	23.72%	0
2009	13.545779	21.593929	59.41%	0
2008	32.553660	13.545779	-58.39%	0
2007	24.194739	32.553660	34.55%	0
2006	22.210902	24.194739	8.93%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	9.400340	11.430981	21.60%	0
2012	7.872713	9.400340	19.40%	0
2011	9.451617	7.872713	-16.71%	0
2010	10.792654	9.451617	-12.43%	0
2009	8.106215	10.792654	33.14%	0
2008	18.297587	8.106215	-55.70%	0
2007	16.490439	18.297587	10.96%	0
2006	12.972239	16.490439	27.12%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	7.938634	9.938886	25.20%	0
2012	6.593051	7.938634	20.41%	0
2011	7.895471	6.593051	-16.50%	0
2010	7.033851	7.895471	12.25%	0
2009	5.987987	7.033851	17.47%	0
2008	11.743205	5.987987	-49.01%	0
2007	14.736792	11.743205	-20.31%	0
2006	12.861824	14.736792	14.58%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	18.176542	14.583936	-19.77%	0
2012	17.979731	18.176542	1.09%	0
2011	12.946838	17.979731	38.87%	0
2010	11.980512	12.946838	8.07%	0
2009	17.830380	11.980512	-32.81%	0
2008	12.543738	17.830380	42.15%	0
2007	11.647347	12.543738	7.70%	0
2006	12.252276	11.647347	-4.94%	693
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	13.122335	18.265284	39.19%	0
2012	11.411499	13.122335	14.99%	0
2011	11.105529	11.411499	2.76%	0
2010	10.597437	11.105529	4.79%	0
2009	8.662144	10.597437	22.34%	0
2008	11.745329	8.662144	-26.25%	0
2007	11.287857	11.745329	4.05%	0
2006	10.940726	11.287857	3.17%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2013	17.031715	25.280795	48.43%	0
2012	14.542889	17.031715	17.11%	0
2011	16.822278	14.542889	-13.55%	0
2010	14.191195	16.822278	18.54%	0
2009	8.717632	14.191195	62.79%	0
2008	16.113280	8.717632	-45.90%	0
2007	14.873478	16.113280	8.34%	0
2006	13.813049	14.873478	7.68%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.912211	1.053114	-44.93%	0
2012	2.512607	1.912211	-23.90%	0
2011	3.510252	2.512607	-28.42%	0
2010	5.130624	3.510252	-31.58%	0
2009	9.444550	5.130624	-45.68%	0
2008	5.982632	9.444550	57.87%	0
2007	6.698109	5.982632	-10.68%	0
2006	8.722891	6.698109	-23.21%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.433849	3.884683	13.13%	0
2012	3.729792	3.433849	-7.93%	0
2011	5.462809	3.729792	-31.72%	0
2010	6.383462	5.462809	-14.42%	0
2009	5.446524	6.383462	17.20%	0
2008	7.951463	5.446524	-31.50%	0
2007	8.485121	7.951463	-6.29%	0
2006	7.996423	8.485121	6.11%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.188731	2.266821	-28.91%	0
2012	3.979706	3.188731	-19.88%	0
2011	4.375449	3.979706	-9.04%	0
2010	5.967084	4.375449	-26.67%	0
2009	9.393507	5.967084	-36.48%	0
2008	7.119774	9.393507	31.94%	0
2007	7.401616	7.119774	-3.81%	0
2006	7.840728	7.401616	-5.60%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	1.880591	1.309546	-30.37%	0
2012	2.355301	1.880591	-20.15%	0
2011	2.668474	2.355301	-11.74%	0
2010	3.453258	2.668474	-22.73%	0
2009	5.871710	3.453258	-41.19%	0
2008	4.041410	5.871710	45.29%	0
2007	4.641693	4.041410	-12.93%	0
2006	4.796192	4.641693	-3.22%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.001894	2.037420	-32.13%	0
2012	3.737099	3.001894	-19.67%	0
2011	4.121138	3.737099	-9.32%	0
2010	5.801662	4.121138	-28.97%	0
2009	8.803807	5.801662	-34.10%	0
2008	7.193365	8.803807	22.39%	0
2007	6.956223	7.193365	3.41%	0
2006	8.049285	6.956223	-13.58%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.602298	2.598086	-27.88%	0
2012	4.421112	3.602298	-18.52%	0
2011	4.952099	4.421112	-10.72%	0
2010	6.075929	4.952099	-18.50%	0
2009	8.544546	6.075929	-28.89%	0
2008	6.251809	8.544546	36.67%	0
2007	6.317955	6.251809	-1.05%	0
2006	6.958879	6.317955	-9.21%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.179746	12.524379	53.11%	0
2012	6.939216	8.179746	17.88%	0
2011	9.950134	6.939216	-30.26%	0
2010	8.759840	9.950134	13.59%	0
2009	7.216535	8.759840	21.39%	0
2008	10.970107	7.216535	-34.22%	0
2007	12.592290	10.970107	-12.88%	0
2006	12.202267	12.592290	3.20%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	17.470369	24.419694	39.78%	0
2012	14.672185	17.470369	19.07%	0
2011	14.590491	14.672185	0.56%	0
2010	11.404567	14.590491	27.94%	0
2009	8.498512	11.404567	34.19%	0
2008	17.009804	8.498512	-50.04%	0
2007	17.783516	17.009804	-4.35%	0
2006	14.673996	17.783516	21.19%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	20.043279	29.555181	47.46%	0
2012	16.425695	20.043279	22.02%	0
2011	18.109754	16.425695	-9.30%	0
2010	13.413606	18.109754	35.01%	0
2009	8.967825	13.413606	49.57%	0
2008	20.231547	8.967825	-55.67%	0
2007	19.899451	20.231547	1.67%	0
2006	18.353170	19.899451	8.43%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	12.266233	21.697301	76.89%	0
2012	9.318096	12.266233	31.64%	0
2011	9.557976	9.318096	-2.51%	0
2010	7.113112	9.557976	34.37%	0
2009	3.327321	7.113112	113.78%	0
2008	12.373141	3.327321	-73.11%	0
2007	9.834071	12.373141	25.82%	0
2006	9.554423	9.834071	2.93%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	16.783423	22.176064	32.13%	0
2012	14.644453	16.783423	14.61%	0
2011	14.603147	14.644453	0.28%	0
2010	12.557023	14.603147	16.29%	0
2009	8.416800	12.557023	49.19%	0
2008	14.763870	8.416800	-42.99%	0
2007	12.767941	14.763870	15.63%	0
2006	12.297984	12.767941	3.82%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Nova Fund - Q/NQ
2013	10.520882	15.385352	46.24%	0
2012	8.768894	10.520882	19.98%	0
2011	9.039371	8.768894	-2.99%	0
2010	7.676823	9.039371	17.75%	0
2009	5.772064	7.676823	33.00%	0
2008	12.918631	5.772064	-55.32%	0
2007	13.016950	12.918631	-0.76%	0
2006	11.118547	13.016950	17.07%	553
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	21.837663	11.551848	-47.10%	0
2012	23.201046	21.837663	-5.88%	0
2011	31.166861	23.201046	-25.56%	0
2010	22.997197	31.166861	35.52%	0
2009	15.700251	22.997197	46.48%	0
2008	26.038687	15.700251	-39.70%	0
2007	22.193022	26.038687	17.33%	0
2006	18.620050	22.193022	19.19%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	17.775596	18.134883	2.02%	0
2012	15.303943	17.775596	16.15%	0
2011	15.246507	15.303943	0.38%	0
2010	12.440273	15.246507	22.56%	0
2009	10.118426	12.440273	22.95%	211
2008	17.666289	10.118426	-42.72%	216
2007	22.256582	17.666289	-20.62%	1,200
2006	17.345315	22.256582	28.31%	567
Rydex Variable Trust - Retailing Fund - Q/NQ
2013 2013	16.888882	22.510666	33.29%	0
2012	14.736409	16.888882	14.61%	0
2011	14.258109	14.736409	3.35%	0
2010	11.608412	14.258109	22.83%	0
2009	8.200484	11.608412	41.56%	0
2008	12.460887	8.200484	-34.19%	0
2007	14.527816	12.460887	-14.23%	0
2006	13.446043	14.527816	8.05%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	15.397920	23.963992	55.63%	0
2012	12.848849	15.397920	19.84%	0
2011	14.907162	12.848849	-13.81%	0
2010	11.017892	14.907162	35.30%	0
2009	8.420608	11.017892	30.84%	0
2008	17.641926	8.420608	-52.27%	0
2007	19.275361	17.641926	-8.47%	0
2006	16.249732	19.275361	18.62%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	8.709536	14.422433	65.59%	0
2012	6.858459	8.709536	26.99%	0
2011	7.274762	6.858459	-5.72%	0
2010	5.907288	7.274762	23.15%	0
2009	4.111803	5.907288	43.67%	0
2008	13.086446	4.111803	-68.58%	0
2007	13.253241	13.086446	-1.26%	0
2006	10.915439	13.253241	21.42%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.392868	17.189593	38.71%	0
2012	11.143757	12.392868	11.21%	0
2011	11.478293	11.143757	-2.91%	0
2010	9.353171	11.478293	22.72%	0
2009	6.472155	9.353171	44.51%	0
2008	10.958799	6.472155	-40.94%	0
2007	10.643644	10.958799	2.96%	0
2006	10.287797	10.643644	3.46%	42
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.276280	17.503241	42.58%	0
2012	10.233439	12.276280	19.96%	0
2011	10.767135	10.233439	-4.96%	0
2010	9.117523	10.767135	18.09%	0
2009	6.141534	9.117523	48.46%	0
2008	12.187474	6.141534	-49.61%	0
2007	13.122800	12.187474	-7.13%	0
2006	11.362557	13.122800	15.49%	69
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	17.614019	23.175095	31.57%	0
2012	15.464207	17.614019	13.90%	0
2011	15.859442	15.464207	-2.49%	0
2010	12.187477	15.859442	30.13%	0
2009	7.918245	12.187477	53.92%	0
2008	12.634753	7.918245	-37.33%	0
2007	11.870826	12.634753	6.44%	0
2006	11.727264	11.870826	1.22%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	13.504133	18.000097	33.29%	0
2012	11.761273	13.504133	14.82%	0
2011	12.905403	11.761273	-8.87%	0
2010	10.945162	12.905403	17.91%	0
2009	7.182795	10.945162	52.38%	0
2008	12.983102	7.182795	-44.68%	0
2007	13.903020	12.983102	-6.62%	0
2006	12.098394	13.903020	14.92%	65

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	14.224735	19.728779	38.69%	0
2012	13.103440	14.224735	8.56%	0
2011	12.896562	13.103440	1.60%	0
2010	10.478020	12.896562	23.08%	0
2009	7.968573	10.478020	31.49%	0
2008	12.361395	7.968573	-35.54%	0
2007	12.609362	12.361395	-1.97%	0
2006	11.924551	12.609362	5.74%	36
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.351165	17.314778	40.19%	0
2012	10.453992	12.351165	18.15%	0
2011	11.761407	10.453992	-11.12%	0
2010	9.578707	11.761407	22.79%	0
2009	6.014310	9.578707	59.27%	0
2008	10.845636	6.014310	-44.55%	0
2007	13.876444	10.845636	-21.84%	0
2006	11.859478	13.876444	17.01%	49
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.462619	5.202372	-4.76%	0
2012	5.938887	5.462619	-8.02%	0
2011	6.319791	5.938887	-6.03%	0
2010	6.742756	6.319791	-6.27%	0
2009	8.162689	6.742756	-17.40%	0
2008	7.878290	8.162689	3.61%	0
2007	9.008623	7.878290	-12.55%	0
2006	10.269257	9.008623	-12.28%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	12.565644	16.698499	32.89%	0
2012	11.432931	12.565644	9.91%	0
2011	12.828195	11.432931	-10.88%	0
2010	11.665960	12.828195	9.96%	0
2009	7.638514	11.665960	52.73%	0
2008	14.257198	7.638514	-46.42%	0
2007	13.161247	14.257198	8.33%	0
2006	12.662746	13.161247	3.94%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.238013	8.344791	15.29%	0
2012	7.032987	7.238013	2.92%	0
2011	8.370934	7.032987	-15.98%	0
2010	7.447845	8.370934	12.39%	0
2009	5.896810	7.447845	26.30%	0
2008	10.991398	5.896810	-46.35%	0
2007	10.253786	10.991398	7.19%	0
2006	8.740929	10.253786	17.31%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	15.521532	22.949358	47.85%	0
2012	13.449729	15.521532	15.40%	0
2011	15.417049	13.449729	-12.76%	0
2010	12.653666	15.417049	21.84%	0
2009	10.982824	12.653666	15.21%	0
2008	14.971913	10.982824	-26.64%	0
2007	16.719231	14.971913	-10.45%	0
2006	15.862257	16.719231	5.40%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	11.408306	12.723082	11.52%	0
2012	11.495404	11.408306	-0.76%	0
2011	10.071128	11.495404	14.14%	0
2010	9.600189	10.071128	4.91%	0
2009	8.595270	9.600189	11.69%	0
2008	12.435107	8.595270	-30.88%	0
2007	11.226464	12.435107	10.77%	0
2006	9.455195	11.226464	18.73%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	10.062081	9.597895	-4.61%	0
2012	10.172701	10.062081	-1.09%	0
2011	10.760441	10.172701	-5.46%	0
2010	11.614628	10.760441	-7.35%	0
2009	11.100313	11.614628	4.63%	0
2008	12.886589	11.100313	-13.86%	0
2007	11.116596	12.886589	15.92%	0
2006	9.703393	11.116596	14.56%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.046509	0.47%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.890359	10.648441	-10.44%	0
2012	10.277733	11.890359	15.69%	0
2011*	10.000000	10.277733	2.78%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.539481	10.616947	0.74%	0
2012	8.263934	10.539481	27.54%	0
2011*	10.000000	8.263934	-17.36%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.881130	11.226172	13.61%	0
2012	8.854971	9.881130	11.59%	0
2011*	10.000000	8.854971	-11.45%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.778029	8.438313	8.49%	0
2012	7.665457	7.778029	1.47%	0
2011*	10.000000	7.665457	-23.35%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.520430	9.816169	3.11%	0
2012	9.572861	9.520430	-0.55%	0
2011*	10.000000	9.572861	-4.27%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.061794	11.476900	14.06%	0
2012	9.047029	10.061794	11.22%	0
2011*	10.000000	9.047029	-9.53%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.360370	3.60%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.162284	10.021655	-10.22%	0
2012	10.596370	11.162284	5.34%	0
2011*	10.000000	10.596370	5.96%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	12.620478	16.815824	33.24%	0
2012	11.212355	12.620478	12.56%	0
2011	11.084324	11.212355	1.16%	0
2010	9.898513	11.084324	11.98%	0
2009	8.544057	9.898513	15.85%	0
2008	13.315076	8.544057	-35.83%	0
2007	13.583558	13.315076	-1.98%	0
2006	11.825223	13.583558	14.87%	0
2005	11.520076	11.825223	2.65%	0
2004	10.392819	11.520076	10.85%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2013	11.381718	15.298690	34.41%	0
2012	10.183180	11.381718	11.77%	0
2011	10.270341	10.183180	-0.85%	0
2010	9.016953	10.270341	13.90%	0
2009	6.831983	9.016953	31.98%	0
2008	11.909277	6.831983	-42.63%	0
2007	10.030911	11.909277	18.73%	0
2006	10.571337	10.030911	-5.11%	0
2005	10.546849	10.571337	0.23%	0
2004	9.713024	10.546849	8.58%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	14.267603	18.437328	29.23%	0
2012	12.694291	14.267603	12.39%	0
2011	12.809703	12.694291	-0.90%	0
2010	11.512321	12.809703	11.27%	0
2009	9.790929	11.512321	17.58%	0
2008	13.630664	9.790929	-28.17%	0
2007	14.648863	13.630664	-6.95%	0
2006	12.584313	14.648863	16.41%	0
2005	12.212567	12.584313	3.04%	0
2004	10.888380	12.212567	12.16%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.440295	14.40%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.786219	12.106715	12.24%	0
2012	9.999032	10.786219	7.87%	0
2011	10.577314	9.999032	-5.47%	0
2010*	10.000000	10.577314	5.77%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.708012	8.545344	-11.98%	0
2012	10.108289	9.708012	-3.96%	0
2011	11.796033	10.108289	-14.31%	0
2010*	10.000000	11.796033	17.96%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.448368	10.654406	1.97%	0
2012*	10.000000	10.448368	4.48%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	9.974869	11.286389	13.15%	0
2012	9.059986	9.974869	10.10%	0
2011*	10.000000	9.059986	-9.40%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
2013	16.383830	21.039295	28.41%	0
2012	14.379333	16.383830	13.94%	0
2011	15.077488	14.379333	-4.63%	0
2010	13.142470	15.077488	14.72%	0
2009	9.889849	13.142470	32.89%	0
2008	17.591330	9.889849	-43.78%	0
2007	15.289161	17.591330	15.06%	0
2006	13.986432	15.289161	9.31%	0
2005	12.218951	13.986432	14.47%	0
2004	10.817204	12.218951	12.96%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	12.565009	15.752218	25.37%	0
2012	10.942695	12.565009	14.83%	0
2011	11.076160	10.942695	-1.20%	0
2010	9.826087	11.076160	12.72%	0
2009	7.708199	9.826087	27.48%	0
2008	13.741592	7.708199	-43.91%	0
2007	13.833380	13.741592	-0.66%	0
2006	11.761305	13.833380	17.62%	0
2005	11.351574	11.761305	3.61%	0
2004	10.408509	11.351574	9.06%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	11.384439	15.185408	33.39%	0
2012	10.144055	11.384439	12.23%	0
2011	10.342377	10.144055	-1.92%	0
2010	8.511707	10.342377	21.51%	0
2009	6.779779	8.511707	25.55%	0
2008	13.117036	6.779779	-48.31%	0
2007	10.558018	13.117036	24.24%	0
2006	10.097238	10.558018	4.56%	0
2005	9.753598	10.097238	3.52%	0
2004	9.640821	9.753598	1.17%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.537512	10.943819	3.86%	0
2012*	10.000000	10.537512	5.38%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.340365	13.769465	21.42%	0
2012	10.023609	11.340365	13.14%	0
2011	10.377375	10.023609	-3.41%	0
2010*	10.000000	10.377375	3.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.506134	5.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.380857	13.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.257500	2.57%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.774112	11.835450	21.09%	0
2012	8.762764	9.774112	11.54%	0
2011	9.635619	8.762764	-9.06%	0
2010	8.530916	9.635619	12.95%	0
2009	6.237963	8.530916	36.76%	22,209
2008	11.173702	6.237963	-44.17%	13,167
2007	10.012323	11.173702	11.60%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	9.965384	10.769857	8.07%	0
2012	9.169661	9.965384	8.68%	0
2011	9.372834	9.169661	-2.17%	0
2010	8.608526	9.372834	8.88%	0
2009	7.158663	8.608526	20.25%	5,268
2008	10.435883	7.158663	-31.40%	2,972
2007	10.015603	10.435883	4.20%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.387449	10.935660	16.49%	0
2012	8.512725	9.387449	10.28%	0
2011	9.058687	8.512725	-6.03%	0
2010	8.117811	9.058687	11.59%	0
2009	6.093774	8.117811	33.21%	14,244
2008	10.735587	6.093774	-43.24%	8,499
2007*	10.000000	10.735587	7.36%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.762964	6.806237	0.64%	0
2012	7.764269	6.762964	-12.90%	0
2011	8.661601	7.764269	-10.36%	0
2010	9.152981	8.661601	-5.37%	0
2009	9.720456	9.152981	-5.84%	51,874
2008*	10.000000	9.720456	-2.80%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	11.574627	13.337054	15.23%	7
2012	11.298699	11.574627	2.44%	0
2011	12.325991	11.298699	-8.33%	0
2010	11.298189	12.325991	9.10%	0
2009	9.047552	11.298189	24.88%	47,591
2008	15.562757	9.047552	-41.86%	53,161
2007	12.925699	15.562757	20.40%	41,477
2006	11.828570	12.925699	9.28%	34,620
2005	10.603182	11.828570	11.56%	0
2004	9.762513	10.603182	8.61%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.594287	8.570378	-0.28%	27
2012	8.570452	8.594287	0.28%	0
2011	8.450323	8.570452	1.42%	0
2010	8.112437	8.450323	4.17%	0
2009	8.550373	8.112437	-5.12%	96,438
2008	10.723628	8.550373	-20.27%	113,996
2007	10.528673	10.723628	1.85%	186,774
2006	10.063586	10.528673	4.62%	174,348
2005*	10.000000	10.063586	0.64%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.121491	1.21%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.053425	0.53%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	9.998352	-0.02%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.066355	13.584539	22.76%	0
2012	9.465957	11.066355	16.91%	0
2011	10.398263	9.465957	-8.97%	0
2010*	10.000000	10.398263	3.98%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.802776	-1.97%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.977124	-0.23%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.108599	10.763673	6.48%	0
2012	9.431135	10.108599	7.18%	0
2011*	10.000000	9.431135	-5.69%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.766018	17.66%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.544429	12.752774	20.94%	0
2012	9.289170	10.544429	13.51%	0
2011*	10.000000	9.289170	-7.11%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.743080	17.43%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.478784	14.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.197327	14.222435	27.02%	0
2012	9.827260	11.197327	13.94%	0
2011	10.699739	9.827260	-8.15%	0
2010*	10.000000	10.699739	7.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.997221	12.369580	12.48%	0
2012	10.094213	10.997221	8.95%	0
2011	10.429579	10.094213	-3.22%	0
2010*	10.000000	10.429579	4.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.138098	13.247945	18.94%	0
2012	9.991233	11.138098	11.48%	0
2011	10.548019	9.991233	-5.28%	0
2010*	10.000000	10.548019	5.48%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.748988	11.064922	2.94%	0
2012	10.193308	10.748988	5.45%	0
2011	10.245702	10.193308	-0.51%	0
2010*	10.000000	10.245702	2.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.272812	2.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.344777	3.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.071029	12.794434	15.57%	0
2012	10.043562	11.071029	10.23%	0
2011	10.482194	10.043562	-4.18%	0
2010*	10.000000	10.482194	4.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.156786	13.601935	21.92%	0
2012	9.925624	11.156786	12.40%	0
2011	10.613301	9.925624	-6.48%	0
2010*	10.000000	10.613301	6.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.949196	11.948344	9.13%	0
2012	10.143019	10.949196	7.95%	0
2011	10.367062	10.143019	-2.16%	0
2010*	10.000000	10.367062	3.67%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.739397	10.319485	-3.91%	0
2012	10.220417	10.739397	5.08%	0
2011*	10.000000	10.220417	2.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.252044	2.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.316839	3.17%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.430865	9.251682	-1.90%	14
2012	9.614027	9.430865	-1.91%	0
2011	9.799709	9.614027	-1.89%	0
2010	9.989495	9.799709	-1.90%	0
2009*	10.000000	9.989495	-0.11%	137,240
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.540382	-4.60%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.160362	13.256001	18.78%	0
2012	9.848482	11.160362	13.32%	0
2011	11.107892	9.848482	-11.34%	0
2010*	10.000000	11.107892	11.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.606361	15.304284	31.86%	0
2012	10.187393	11.606361	13.93%	0
2011	10.731179	10.187393	-5.07%	0
2010*	10.000000	10.731179	7.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.871216	14.400355	32.46%	0
2012	9.424362	10.871216	15.35%	0
2011	10.229808	9.424362	-7.87%	0
2010*	10.000000	10.229808	2.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2013	16.144382	22.005850	36.31%	0
2012	14.323089	16.144382	12.72%	0
2011	15.244746	14.323089	-6.05%	0
2010	12.253482	15.244746	24.41%	0
2009*	10.000000	12.253482	22.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.793460	16.036002	35.97%	0
2012	10.486684	11.793460	12.46%	0
2011	11.187350	10.486684	-6.26%	0
2010*	10.000000	11.187350	11.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.748752	15.637706	33.10%	0
2012	10.294172	11.748752	14.13%	0
2011	10.742530	10.294172	-4.17%	0
2010*	10.000000	10.742530	7.43%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.282692	-7.17%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.069619	9.888704	-1.80%	0
2012	9.915757	10.069619	1.55%	0
2011*	10.000000	9.915757	-0.84%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.125152	1.25%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.625749	-3.74%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.597318	9.783799	1.94%	0
2012*	10.000000	9.597318	-4.03%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.181684	10.447939	2.62%	0
2012*	10.000000	10.181684	1.82%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.383193	13.83%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.695652	10.503891	-1.79%	0
2012	9.497035	10.695652	12.62%	0
2011*	10.000000	9.497035	-5.03%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.416262	9.551293	-16.34%	0
2012	11.070634	11.416262	3.12%	0
2011	12.205344	11.070634	-9.30%	0
2010*	10.000000	12.205344	22.05%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.708269	11.588949	-8.81%	0
2012	11.000590	12.708269	15.52%	0
2011	10.557391	11.000590	4.20%	0
2010*	10.000000	10.557391	5.57%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.909522	10.915998	-8.34%	0
2012	11.537147	11.909522	3.23%	0
2011	10.847069	11.537147	6.36%	0
2010*	10.000000	10.847069	8.47%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	11.982606	10.747961	-10.30%	0
2012	11.430836	11.982606	4.83%	0
2011	10.843178	11.430836	5.42%	0
2010*	10.000000	10.843178	8.43%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	11.967936	12.401503	3.62%	0
2012	10.683798	11.967936	12.02%	0
2011	10.549022	10.683798	1.28%	0
2010*	10.000000	10.549022	5.49%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.149284	9.933330	-2.13%	0
2012	9.783786	10.149284	3.74%	0
2011*	10.000000	9.783786	-2.16%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.702435	10.267377	-4.07%	0
2012	9.963663	10.702435	7.41%	0
2011*	10.000000	9.963663	-0.36%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.924204	-0.76%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.158359	8.787504	-4.05%	0
2012	8.361297	9.158359	9.53%	0
2011	11.158041	8.361297	-25.06%	0
2010*	10.000000	11.158041	11.58%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.757279	12.895528	9.68%	0
2012	10.359614	11.757279	13.49%	0
2011	10.778608	10.359614	-3.89%	0
2010*	10.000000	10.778608	7.79%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.237407	13.207619	7.93%	0
2012	10.930958	12.237407	11.95%	0
2011	10.844497	10.930958	0.80%	0
2010*	10.000000	10.844497	8.44%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	8.984925	10.133911	12.79%	0
2012	7.931761	8.984925	13.28%	0
2011	11.075118	7.931761	-28.38%	0
2010*	10.000000	11.075118	10.75%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.724298	12.731171	30.92%	0
2012	7.430786	9.724298	30.86%	0
2011*	10.000000	7.430786	-25.69%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.181798	9.505808	16.18%	0
2012	7.688217	8.181798	6.42%	0
2011*	10.000000	7.688217	-23.12%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.537183	4.710211	-27.95%	0
2012	7.990232	6.537183	-18.19%	0
2011	8.938831	7.990232	-10.61%	0
2010*	10.000000	8.938831	-10.61%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.857970	21.244041	65.22%	0
2012	9.315423	12.857970	38.03%	0
2011*	10.000000	9.315423	-6.85%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.321131	14.410863	27.29%	0
2012	10.133459	11.321131	11.72%	0
2011	10.329234	10.133459	-1.90%	0
2010*	10.000000	10.329234	3.29%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.708021	13.493408	26.01%	0
2012	9.846580	10.708021	8.75%	0
2011*	10.000000	9.846580	-1.53%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.495862	15.773800	37.21%	0
2012	9.597838	11.495862	19.78%	0
2011*	10.000000	9.597838	-4.02%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.032687	8.291902	-8.20%	0
2012	8.640372	9.032687	4.54%	0
2011	10.968802	8.640372	-21.23%	0
2010*	10.000000	10.968802	9.69%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.790720	12.876061	19.33%	0
2012	9.434427	10.790720	14.38%	0
2011	10.554718	9.434427	-10.61%	0
2010*	10.000000	10.554718	5.55%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.083901	13.065624	29.57%	0
2012	8.241417	10.083901	22.36%	0
2011*	10.000000	8.241417	-17.59%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.013939	15.100525	37.10%	0
2012	9.563187	11.013939	15.17%	0
2011*	10.000000	9.563187	-4.37%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.879135	13.392556	35.56%	0
2012	8.696796	9.879135	13.60%	0
2011*	10.000000	8.696796	-13.03%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2013	10.339078	12.119800	17.22%	0
2012	9.091201	10.339078	13.73%	0
2011	10.818330	9.091201	-15.96%	0
2010*	10.000000	10.818330	8.18%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.896774	14.729316	48.83%	0
2012	8.423934	9.896774	17.48%	0
2011*	10.000000	8.423934	-15.76%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.567605	12.459111	45.42%	0
2012	7.103644	8.567605	20.61%	0
2011	8.889034	7.103644	-20.09%	0
2010*	10.000000	8.889034	-11.11%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.179485	16.043344	31.72%	0
2012	10.681997	12.179485	14.02%	0
2011	10.732263	10.681997	-0.47%	0
2010*	10.000000	10.732263	7.32%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.163896	13.588077	21.71%	0
2012	11.060192	11.163896	0.94%	0
2011	11.026306	11.060192	0.31%	0
2010*	10.000000	11.026306	10.26%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.359866	14.668664	29.13%	0
2012	10.353036	11.359866	9.72%	0
2011*	10.000000	10.353036	3.53%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.915492	4.209747	-39.13%	0
2012	8.249881	6.915492	-16.17%	0
2011*	10.000000	8.249881	-17.50%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.618457	10.426305	-1.81%	0
2012	9.238106	10.618457	14.94%	0
2011*	10.000000	9.238106	-7.62%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.908738	5.608944	14.26%	0
2012	5.376985	4.908738	-8.71%	0
2011	8.769803	5.376985	-38.69%	0
2010*	10.000000	8.769803	-12.30%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.249793	10.802361	30.94%	0
2012	8.775868	8.249793	-5.99%	0
2011*	10.000000	8.775868	-12.24%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.686617	7.523194	-2.13%	0
2012	9.011391	7.686617	-14.70%	0
2011	8.300550	9.011391	8.56%	0
2010*	10.000000	8.300550	-16.99%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.651950	5.154638	-22.51%	0
2012	8.492994	6.651950	-21.68%	0
2011	8.503743	8.492994	-0.13%	0
2010*	10.000000	8.503743	-14.96%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.044027	4.185714	-30.75%	0
2012	7.587599	6.044027	-20.34%	0
2011	8.639289	7.587599	-12.17%	0
2010*	10.000000	8.639289	-13.61%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	9.996944	12.277705	22.81%	0
2012	9.238693	9.996944	8.21%	0
2011*	10.000000	9.238693	-7.61%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.835697	11.912773	9.94%	0
2012	9.480091	10.835697	14.30%	0
2011*	10.000000	9.480091	-5.20%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.631975	11.610725	-20.65%	0
2012	14.772369	14.631975	-0.95%	0
2011	10.492346	14.772369	40.79%	0
2010*	10.000000	10.492346	4.92%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.418757	25.325857	75.65%	0
2012	10.989272	14.418757	31.21%	0
2011	11.337098	10.989272	-3.07%	0
2010*	10.000000	11.337098	13.37%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.566513	1.797094	-49.61%	0
2012	5.612893	3.566513	-36.46%	0
2011	7.351814	5.612893	-23.65%	0
2010*	10.000000	7.351814	-26.48%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.582509	11.763558	11.16%	0
2012	10.772715	10.582509	-1.77%	0
2011*	10.000000	10.772715	7.73%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.110552	7.743917	26.73%	0
2012	5.014721	6.110552	21.85%	0
2011	6.572946	5.014721	-23.71%	0
2010	5.927352	6.572946	10.89%	0
2009	6.257184	5.927352	-5.27%	0
2008	10.841831	6.257184	-42.29%	151,129
2007	15.158051	10.841831	-28.47%	11,836
2006	13.888888	15.158051	9.14%	60,405
2005	14.559663	13.888888	-4.61%	64,558
2004	12.935450	14.559663	12.56%	70,426
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	21.145155	21.002506	-0.67%	0
2012	19.467974	21.145155	8.62%	0
2011	23.754418	19.467974	-18.04%	0
2010	19.115313	23.754418	24.27%	0
2009	12.534334	19.115313	52.50%	65,819
2008	23.401774	12.534334	-46.44%	0
2007	17.808549	23.401774	31.41%	70,504
2006	14.843127	17.808549	19.98%	83,019
2005	14.542489	14.843127	2.07%	69,959
2004	12.268251	14.542489	18.54%	115,660
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	14.090185	21.314955	51.28%	0
2012	10.562854	14.090185	33.39%	0
2011	9.735881	10.562854	8.49%	0
2010	8.964948	9.735881	8.60%	0
2009	7.722320	8.964948	16.09%	0
2008	8.922837	7.722320	-13.45%	170,970
2007	8.712851	8.922837	2.41%	0
2006	9.186534	8.712851	-5.16%	0
2005	8.461283	9.186534	8.57%	58,429
2004	8.531424	8.461283	-0.82%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.693993	4.456913	-5.05%	8
2012	4.853461	4.693993	-3.29%	0
2011	5.299373	4.853461	-8.41%	0
2010	5.000437	5.299373	5.98%	0
2009	4.569059	5.000437	9.44%	195,584
2008	9.137205	4.569059	-50.00%	90,517
2007	7.109847	9.137205	28.51%	213,794
2006	8.824605	7.109847	-19.43%	215,480
2005*	10.000000	8.824605	-11.75%	174,341

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	19.216192	24.177026	25.82%	0
2012	17.964030	19.216192	6.97%	0
2011	16.095862	17.964030	11.61%	0
2010	13.989686	16.095862	15.06%	0
2009	11.971817	13.989686	16.86%	40,573
2008	15.929894	11.971817	-24.85%	95,307
2007	14.620257	15.929894	8.96%	109,929
2006	12.691110	14.620257	15.20%	75,947
2005	12.987641	12.691110	-2.28%	90,584
2004	11.684630	12.987641	11.15%	76,333
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.425031	16.639452	59.61%	0
2012	9.071984	10.425031	14.91%	0
2011	8.476916	9.071984	7.02%	0
2010	6.935730	8.476916	22.22%	0
2009	5.165564	6.935730	34.27%	0
2008	13.754735	5.165564	-62.45%	378
2007	12.965727	13.754735	6.09%	0
2006	10.123954	12.965727	28.07%	0
2005	10.727945	10.123954	-5.63%	0
2004*	10.000000	10.727945	7.28%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.453591	8.550258	32.49%	0
2012	6.510486	6.453591	-0.87%	0
2011	7.946618	6.510486	-18.07%	0
2010	7.393953	7.946618	7.47%	0
2009	4.385934	7.393953	68.58%	90,472
2008	8.962113	4.385934	-51.06%	888
2007	9.370679	8.962113	-4.36%	14,318
2006	9.320080	9.370679	0.54%	13,901
2005	9.145940	9.320080	1.90%	36,014
2004	11.949681	9.145940	-23.46%	552
Rydex Variable Trust - Energy Fund - Q/NQ
2013	20.790072	25.181464	21.12%	0
2012	20.696476	20.790072	0.45%	0
2011	22.407001	20.696476	-7.63%	0
2010	19.185259	22.407001	16.79%	0
2009	14.120539	19.185259	35.87%	25,096
2008	26.674017	14.120539	-47.06%	0
2007	20.413106	26.674017	30.67%	72,238
2006	18.590208	20.413106	9.81%	74,469
2005	13.677406	18.590208	35.92%	106,279
2004	10.540493	13.677406	29.76%	119,902

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	23.304283	28.323019	21.54%	0
2012	23.661275	23.304283	-1.51%	0
2011	26.589840	23.661275	-11.01%	0
2010	21.503343	26.589840	23.65%	0
2009	13.495827	21.503343	59.33%	29,842
2008	32.450222	13.495827	-58.41%	130
2007	24.130221	32.450222	34.48%	43,448
2006	22.162938	24.130221	8.88%	2,875
2005	15.233011	22.162938	45.49%	66,987
2004	11.610522	15.233011	31.20%	1,967
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	9.346566	11.359804	21.54%	0
2012	7.831676	9.346566	19.34%	0
2011	9.407148	7.831676	-16.75%	0
2010	10.747358	9.407148	-12.47%	0
2009	8.076309	10.747358	33.07%	38,372
2008	18.239425	8.076309	-55.72%	0
2007	16.446445	18.239425	10.90%	16,366
2006	12.944206	16.446445	27.06%	28,395
2005	12.405735	12.944206	4.34%	15,407
2004	10.887210	12.405735	13.95%	30,165
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	7.893258	9.877039	25.13%	0
2012	6.558714	7.893258	20.35%	0
2011	7.858354	6.558714	-16.54%	0
2010	7.004352	7.858354	12.19%	0
2009	5.965903	7.004352	17.41%	92,000
2008	11.705893	5.965903	-49.04%	0
2007	14.697497	11.705893	-20.35%	45,163
2006	12.834051	14.697497	14.52%	150,467
2005	12.654352	12.834051	1.42%	152,392
2004	11.014077	12.654352	14.89%	138,228
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	18.072684	14.493220	-19.81%	9
2012	17.886129	18.072684	1.04%	0
2011	12.885984	17.886129	38.80%	0
2010	11.930275	12.885984	8.01%	0
2009	17.764660	11.930275	-32.84%	14,961
2008	12.503872	17.764660	42.07%	79,811
2007	11.616282	12.503872	7.64%	92,713
2006	12.225811	11.616282	-4.99%	180,113
2005	11.572503	12.225811	5.65%	126,428
2004	10.886160	11.572503	6.30%	31,698

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	13.047308	18.151625	39.12%	0
2012	11.352063	13.047308	14.93%	0
2011	11.053304	11.352063	2.70%	0
2010	10.552984	11.053304	4.74%	0
2009	8.630198	10.552984	22.28%	53,020
2008	11.707982	8.630198	-26.29%	118,551
2007	11.257729	11.707982	4.00%	112,085
2006	10.917073	11.257729	3.12%	100,372
2005	10.057347	10.917073	8.55%	163,625
2004	9.651413	10.057347	4.21%	93,100
Rydex Variable Trust - Internet Fund - Q/NQ
2013	16.934375	25.123516	48.36%	0
2012	14.467165	16.934375	17.05%	0
2011	16.743201	14.467165	-13.59%	0
2010	14.131680	16.743201	18.48%	0
2009	8.685497	14.131680	62.70%	102,304
2008	16.062097	8.685497	-45.93%	240
2007	14.833831	16.062097	8.28%	72,173
2006	13.783234	14.833831	7.62%	0
2005	14.245435	13.783234	-3.24%	35,421
2004	12.532047	14.245435	13.67%	127,654
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.903797	1.047950	-44.95%	0
2012	2.502816	1.903797	-23.93%	0
2011	3.498343	2.502816	-28.46%	0
2010	5.115836	3.498343	-31.62%	0
2009	9.422140	5.115836	-45.70%	0
2008	5.971479	9.422140	57.79%	0
2007	6.689046	5.971479	-10.73%	0
2006	8.715520	6.689046	-23.25%	0
2005	8.741707	8.715520	-0.30%	0
2004*	10.000000	8.741707	-12.58%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.416971	3.863609	13.07%	0
2012	3.713352	3.416971	-7.98%	0
2011	5.441506	3.713352	-31.76%	0
2010	6.361811	5.441506	-14.47%	0
2009	5.430816	6.361811	17.14%	0
2008	7.932581	5.430816	-31.54%	0
2007	8.469318	7.932581	-6.34%	0
2006	7.985584	8.469318	6.06%	0
2005	8.589867	7.985584	-7.03%	0
2004	9.801674	8.589867	-12.36%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.174676	2.255680	-28.95%	0
2012	3.964192	3.174676	-19.92%	0
2011	4.360617	3.964192	-9.09%	0
2010	5.949887	4.360617	-26.71%	0
2009	9.371219	5.949887	-36.51%	0
2008	7.106493	9.371219	31.87%	37,966
2007	7.391593	7.106493	-3.86%	0
2006	7.834102	7.391593	-5.65%	0
2005	8.694990	7.834102	-9.90%	0
2004*	10.000000	8.694990	-13.05%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	1.869846	1.301405	-30.40%	0
2012	2.343037	1.869846	-20.20%	0
2011	2.655926	2.343037	-11.78%	0
2010	3.438770	2.655926	-22.77%	0
2009	5.850071	3.438770	-41.22%	0
2008	4.028562	5.850071	45.21%	0
2007	4.629312	4.028562	-12.98%	0
2006	4.785822	4.629312	-3.27%	0
2005	4.817051	4.785822	-0.65%	0
2004	5.569302	4.817051	-13.51%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	2.988657	2.027409	-32.16%	0
2012	3.722525	2.988657	-19.71%	0
2011	4.107153	3.722525	-9.36%	0
2010	5.784927	4.107153	-29.00%	0
2009	8.782902	5.784927	-34.13%	0
2008	7.179940	8.782902	22.33%	0
2007	6.946810	7.179940	3.36%	0
2006	8.042477	6.946810	-13.62%	0
2005	8.456009	8.042477	-4.89%	0
2004*	10.000000	8.456009	-15.44%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.581707	2.581923	-27.91%	0
2012	4.398100	3.581707	-18.56%	0
2011	4.928828	4.398100	-10.77%	0
2010	6.050457	4.928828	-18.54%	0
2009	8.513059	6.050457	-28.93%	0
2008	6.231943	8.513059	36.60%	0
2007	6.301102	6.231943	-1.10%	0
2006	6.943856	6.301102	-9.26%	0
2005	7.132993	6.943856	-2.65%	0
2004	8.097813	7.132993	-11.91%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.132998	12.446484	53.04%	0
2012	6.903082	8.132998	17.82%	0
2011	9.903366	6.903082	-30.30%	0
2010	8.723101	9.903366	13.53%	0
2009	7.189935	8.723101	21.32%	545
2008	10.935244	7.189935	-34.25%	331
2007	12.558705	10.935244	-12.93%	16,584
2006	12.175896	12.558705	3.14%	16,173
2005	10.312692	12.175896	18.07%	17,393
2004	9.528128	10.312692	8.23%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	17.370526	24.267781	39.71%	0
2012	14.595794	17.370526	19.01%	0
2011	14.521909	14.595794	0.51%	0
2010	11.356736	14.521909	27.87%	0
2009	8.467180	11.356736	34.13%	55,806
2008	16.955767	8.467180	-50.06%	0
2007	17.736113	16.955767	-4.40%	63,518
2006	14.642309	17.736113	21.13%	84,690
2005	15.689042	14.642309	-6.67%	71,624
2004	12.911678	15.689042	21.51%	94,922
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	19.928689	29.371263	47.38%	0
2012	16.340124	19.928689	21.96%	0
2011	18.024580	16.340124	-9.35%	0
2010	13.357299	18.024580	34.94%	0
2009	8.934750	13.357299	49.50%	0
2008	20.167255	8.934750	-55.70%	230
2007	19.846375	20.167255	1.62%	0
2006	18.313517	19.846375	8.37%	0
2005	16.364660	18.313517	11.91%	29,417
2004	13.657269	16.364660	19.82%	16,674
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	12.196132	21.562332	76.80%	0
2012	9.269575	12.196132	31.57%	0
2011	9.513042	9.269575	-2.56%	0
2010	7.083272	9.513042	34.30%	0
2009	3.315045	7.083272	113.67%	1,518
2008	12.333827	3.315045	-73.12%	1,113
2007	9.807843	12.333827	25.75%	0
2006	9.533781	9.807843	2.87%	0
2005	10.021672	9.533781	-4.87%	0
2004	8.944801	10.021672	12.04%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	16.687536	22.038146	32.06%	0
2012	14.568218	16.687536	14.55%	0
2011	14.534508	14.568218	0.23%	0
2010	12.504369	14.534508	16.24%	0
2009	8.385773	12.504369	49.11%	8,361
2008	14.716979	8.385773	-43.02%	0
2007	12.733915	14.716979	15.57%	0
2006	12.271444	12.733915	3.77%	0
2005	12.370832	12.271444	-0.80%	0
2004	11.532439	12.370832	7.27%	55,544
Rydex Variable Trust - Nova Fund - Q/NQ
2013	10.460720	15.289594	46.16%	0
2012	8.723207	10.460720	19.92%	0
2011	8.996844	8.723207	-3.04%	0
2010	7.644608	8.996844	17.69%	0
2009	5.750771	7.644608	32.93%	31,544
2008	12.877562	5.750771	-55.34%	54,419
2007	12.982221	12.877562	-0.81%	161,800
2006	11.094511	12.982221	17.01%	139,621
2005	10.877405	11.094511	2.00%	266,178
2004	9.673493	10.877405	12.45%	85,842
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	21.712795	11.479933	-47.13%	0
2012	23.080168	21.712795	-5.92%	0
2011	31.020276	23.080168	-25.60%	0
2010	22.900683	31.020276	35.46%	0
2009	15.642340	22.900683	46.40%	44,734
2008	25.955912	15.642340	-39.73%	49,551
2007	22.133832	25.955912	17.27%	46,208
2006	18.579837	22.133832	19.13%	3,132
2005	15.666467	18.579837	18.60%	76,276
2004	18.616462	15.666467	-15.85%	57,143
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	17.673987	18.022030	1.97%	0
2012	15.224233	17.673987	16.09%	0
2011	15.174815	15.224233	0.33%	0
2010	12.388075	15.174815	22.50%	0
2009	10.081113	12.388075	22.88%	89,911
2008	17.610158	10.081113	-42.75%	36,862
2007	22.197248	17.610158	-20.67%	85,314
2006	17.307862	22.197248	28.25%	113,827
2005	16.465148	17.307862	5.12%	61,880
2004	12.956194	16.465148	27.08%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	16.792375	22.370645	33.22%	0
2012	14.659689	16.792375	14.55%	0
2011	14.191097	14.659689	3.30%	0
2010	11.559742	14.191097	22.76%	0
2009	8.170265	11.559742	41.49%	48,192
2008	12.421301	8.170265	-34.22%	112,440
2007	14.489084	12.421301	-14.27%	12,337
2006	13.417010	14.489084	7.99%	103,382
2005	12.965669	13.417010	3.48%	89,049
2004	12.008710	12.965669	7.97%	83,740
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	15.309901	23.814877	55.55%	0
2012	12.781928	15.309901	19.78%	0
2011	14.837065	12.781928	-13.85%	0
2010	10.971669	14.837065	35.23%	0
2009	8.389551	10.971669	30.78%	1,495
2008	17.585876	8.389551	-52.29%	243
2007	19.223978	17.585876	-8.52%	2,783
2006	16.214649	19.223978	18.56%	3,022
2005	15.904885	16.214649	1.95%	0
2004	12.949525	15.904885	22.82%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	8.659761	14.332711	65.51%	0
2012	6.822743	8.659761	26.92%	0
2011	7.240552	6.822743	-5.77%	0
2010	5.882497	7.240552	23.09%	0
2009	4.096625	5.882497	43.59%	0
2008	13.044849	4.096625	-68.60%	0
2007	13.217890	13.044849	-1.31%	0
2006	10.891859	13.217890	21.36%	0
2005	10.738728	10.891859	1.43%	0
2004	9.364180	10.738728	14.68%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.338291	17.105183	38.63%	7
2012	11.100343	12.338291	11.15%	0
2011	11.439397	11.100343	-2.96%	0
2010	9.326223	11.439397	22.66%	0
2009	6.456796	9.326223	44.44%	79,437
2008	10.938392	6.456796	-40.97%	9,451
2007	10.629265	10.938392	2.91%	3,996
2006	10.279111	10.629265	3.41%	14,075
2005	10.294934	10.279111	-0.15%	0
2004*	10.000000	10.294934	2.95%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.222176	17.417234	42.51%	10
2012	10.193545	12.222176	19.90%	0
2011	10.730630	10.193545	-5.01%	0
2010	9.091245	10.730630	18.03%	0
2009	6.126957	9.091245	48.38%	75,651
2008	12.164766	6.126957	-49.63%	9,735
2007	13.105064	12.164766	-7.18%	1,578
2006	11.352965	13.105064	15.43%	82,106
2005	11.106852	11.352965	2.22%	0
2004*	10.000000	11.106852	11.07%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	17.536448	23.061284	31.50%	0
2012	15.403967	17.536448	13.84%	0
2011	15.805702	15.403967	-2.54%	0
2010	12.152357	15.805702	30.06%	0
2009	7.899454	12.152357	53.84%	114,361
2008	12.611214	7.899454	-37.36%	2,597
2007	11.854778	12.611214	6.38%	4,723
2006	11.717359	11.854778	1.17%	0
2005	10.715198	11.717359	9.35%	0
2004*	10.000000	10.715198	7.15%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	13.444637	17.911673	33.23%	0
2012	11.715434	13.444637	14.76%	0
2011	12.861657	11.715434	-8.91%	0
2010	10.913611	12.861657	17.85%	0
2009	7.165743	10.913611	52.30%	70,436
2008	12.958915	7.165743	-44.70%	1,823
2007	13.884237	12.958915	-6.66%	0
2006	12.088190	13.884237	14.86%	35,703
2005	11.375009	12.088190	6.27%	0
2004*	10.000000	11.375009	13.75%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	14.162046	19.631821	38.62%	6
2012	13.052354	14.162046	8.50%	0
2011	12.852816	13.052354	1.55%	0
2010	10.447792	12.852816	23.02%	0
2009	7.949641	10.447792	31.42%	3,402
2008	12.338331	7.949641	-35.57%	9,512
2007	12.592293	12.338331	-2.02%	3,791
2006	11.914466	12.592293	5.69%	9,670
2005	11.435610	11.914466	4.19%	0
2004*	10.000000	11.435610	14.36%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.296755	17.229728	40.12%	9
2012	10.413254	12.296755	18.09%	0
2011	11.721534	10.413254	-11.16%	0
2010	9.551093	11.721534	22.72%	0
2009	6.000034	9.551093	59.18%	4,687
2008	10.825434	6.000034	-44.57%	12,151
2007	13.857696	10.825434	-21.88%	0
2006	11.849471	13.857696	16.95%	16,531
2005	11.654545	11.849471	1.67%	0
2004*	10.000000	11.654545	16.55%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.442471	5.180544	-4.81%	0
2012	5.920023	5.442471	-8.07%	0
2011	6.302933	5.920023	-6.08%	0
2010	6.728183	6.302933	-6.32%	0
2009	8.149196	6.728183	-17.44%	0
2008	7.869290	8.149196	3.56%	60,236
2007	9.002937	7.869290	-12.59%	0
2006	10.267994	9.002937	-12.32%	0
2005*	10.000000	10.267994	2.68%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	12.493796	16.594569	32.82%	0
2012	11.373359	12.493796	9.85%	0
2011	12.767844	11.373359	-10.92%	0
2010	11.616986	12.767844	9.91%	0
2009	7.610336	11.616986	52.65%	56,252
2008	14.211882	7.610336	-46.45%	0
2007	13.126135	14.211882	8.27%	76,440
2006	12.635382	13.126135	3.88%	33,575
2005	12.490753	12.635382	1.16%	52,301
2004	12.587928	12.490753	-0.77%	12,672
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.196629	8.292850	15.23%	0
2012	6.996351	7.196629	2.86%	0
2011	8.331570	6.996351	-16.03%	0
2010	7.416610	8.331570	12.34%	0
2009	5.875082	7.416610	26.24%	0
2008	10.956499	5.875082	-46.38%	0
2007	10.226460	10.956499	7.14%	113,535
2006	8.722069	10.226460	17.25%	134,094
2005	8.788278	8.722069	-0.75%	137,563
2004	7.950406	8.788278	10.54%	170,453

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	15.432824	22.806585	47.78%	0
2012	13.379697	15.432824	15.35%	0
2011	15.344596	13.379697	-12.81%	0
2010	12.600595	15.344596	21.78%	0
2009	10.942336	12.600595	15.15%	0
2008	14.924335	10.942336	-26.68%	102,689
2007	16.674648	14.924335	-10.50%	37,733
2006	15.827992	16.674648	5.35%	79,079
2005	14.872038	15.827992	6.43%	98,367
2004	12.326264	14.872038	20.65%	119,053
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	11.343112	12.643934	11.47%	0
2012	11.435555	11.343112	-0.81%	0
2011	10.023783	11.435555	14.08%	0
2010	9.559927	10.023783	4.85%	0
2009	8.563583	9.559927	11.63%	0
2008	12.395598	8.563583	-30.91%	168,215
2007	11.196528	12.395598	10.71%	116,938
2006	9.434781	11.196528	18.67%	124,335
2005	8.698068	9.434781	8.47%	107,656
2004	7.557991	8.698068	15.08%	4,169
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	10.025025	9.557674	-4.66%	0
2012	10.140411	10.025025	-1.14%	0
2011	10.731736	10.140411	-5.51%	0
2010	11.589553	10.731736	-7.40%	0
2009	11.082002	11.589553	4.58%	0
2008	12.871879	11.082002	-13.91%	0
2007	11.109591	12.871879	15.86%	0
2006	9.702204	11.109591	14.51%	0
2005*	10.000000	9.702204	-2.98%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.045809	0.46%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.880267	10.633984	-10.49%	0
2012	10.274258	11.880267	15.63%	0
2011*	10.000000	10.274258	2.74%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.530526	10.602528	0.68%	0
2012	8.261131	10.530526	27.47%	0
2011*	10.000000	8.261131	-17.39%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.872729	11.210906	13.55%	0
2012	8.851972	9.872729	11.53%	0
2011*	10.000000	8.851972	-11.48%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.771442	8.426869	8.43%	0
2012	7.662864	7.771442	1.42%	0
2011*	10.000000	7.662864	-23.37%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.512355	9.802847	3.05%	0
2012	9.569628	9.512355	-0.60%	0
2011*	10.000000	9.569628	-4.30%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.053264	11.461333	14.01%	0
2012	9.043970	10.053264	11.16%	0
2011*	10.000000	9.043970	-9.56%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.359647	3.60%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.152826	10.008067	-10.26%	0
2012	10.592798	11.152826	5.29%	0
2011*	10.000000	10.592798	5.93%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	12.552008	16.716079	33.17%	0
2012	11.157224	12.552008	12.50%	0
2011	11.035439	11.157224	1.10%	0
2010	9.859882	11.035439	11.92%	0
2009	8.515040	9.859882	15.79%	0
2008	13.276641	8.515040	-35.86%	0
2007	13.551296	13.276641	-2.03%	0
2006	11.803131	13.551296	14.81%	400
2005	11.504409	11.803131	2.60%	0
2004	10.383973	11.504409	10.79%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2013	11.319986	15.207961	34.35%	0
2012	10.133130	11.319986	11.71%	0
2011	10.225061	10.133130	-0.90%	0
2010	8.981768	10.225061	13.84%	0
2009	6.808792	8.981768	31.91%	0
2008	11.874924	6.808792	-42.66%	0
2007	10.007104	11.874924	18.66%	0
2006	10.551621	10.007104	-5.16%	0
2005	10.532524	10.551621	0.18%	0
2004	9.704770	10.532524	8.53%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	14.190184	18.327946	29.16%	0
2012	12.631867	14.190184	12.34%	0
2011	12.753196	12.631867	-0.95%	0
2010	11.467380	12.753196	11.21%	0
2009	9.757686	11.467380	17.52%	0
2008	13.591323	9.757686	-28.21%	0
2007	14.614074	13.591323	-7.00%	0
2006	12.560803	14.614074	16.35%	557
2005	12.195954	12.560803	2.99%	0
2004	10.879112	12.195954	12.10%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.436402	14.36%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.771596	12.084128	12.19%	0
2012	9.990568	10.771596	7.82%	0
2011	10.573743	9.990568	-5.52%	0
2010*	10.000000	10.573743	5.74%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.694844	8.529405	-12.02%	0
2012	10.099740	9.694844	-4.01%	0
2011	11.792059	10.099740	-14.35%	0
2010*	10.000000	11.792059	17.92%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.444823	10.645353	1.92%	0
2012*	10.000000	10.444823	4.45%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	9.966400	11.271056	13.09%	0
2012	9.056916	9.966400	10.04%	0
2011*	10.000000	9.056916	-9.43%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
2013	16.294945	20.914502	28.35%	0
2012	14.308628	16.294945	13.88%	0
2011	15.010977	14.308628	-4.68%	0
2010	13.091161	15.010977	14.66%	0
2009	9.856260	13.091161	32.82%	0
2008	17.540551	9.856260	-43.81%	0
2007	15.252842	17.540551	15.00%	0
2006	13.960304	15.252842	9.26%	349
2005	12.202331	13.960304	14.41%	0
2004	10.808002	12.202331	12.90%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	12.496833	15.658769	25.30%	0
2012	10.888886	12.496833	14.77%	0
2011	11.027307	10.888886	-1.26%	0
2010	9.787731	11.027307	12.66%	0
2009	7.682034	9.787731	27.41%	0
2008	13.701951	7.682034	-43.93%	0
2007	13.800543	13.701951	-0.71%	0
2006	11.739343	13.800543	17.56%	591
2005	11.336134	11.739343	3.56%	0
2004	10.399657	11.336134	9.00%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	11.322689	15.095366	33.32%	0
2012	10.094191	11.322689	12.17%	0
2011	10.296774	10.094191	-1.97%	0
2010	8.478495	10.296774	21.45%	0
2009	6.756763	8.478495	25.48%	0
2008	13.079208	6.756763	-48.34%	0
2007	10.532958	13.079208	24.17%	0
2006	10.078391	10.532958	4.51%	0
2005	9.740348	10.078391	3.47%	0
2004	9.632634	9.740348	1.12%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.533925	10.934523	3.80%	0
2012*	10.000000	10.533925	5.34%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.324995	13.743806	21.36%	0
2012	10.015135	11.324995	13.08%	0
2011	10.373869	10.015135	-3.46%	0
2010*	10.000000	10.373869	3.74%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.502557	5.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.376981	13.77%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.256780	2.57%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.743870	11.792813	21.03%	0
2012	8.740117	9.743870	11.48%	0
2011	9.615606	8.740117	-9.10%	0
2010	8.517534	9.615606	12.89%	0
2009	6.231359	8.517534	36.69%	2,185
2008	11.167582	6.231359	-44.20%	2,226
2007	10.011971	11.167582	11.54%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	9.934568	10.731081	8.02%	0
2012	9.145976	9.934568	8.62%	0
2011	9.353392	9.145976	-2.22%	0
2010	8.595037	9.353392	8.82%	0
2009	7.151089	8.595037	20.19%	518
2008	10.430170	7.151089	-31.44%	502
2007	10.015252	10.430170	4.14%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.360356	10.898538	16.43%	0
2012	8.492501	9.360356	10.22%	0
2011	9.041773	8.492501	-6.07%	0
2010	8.106772	9.041773	11.53%	0
2009	6.088582	8.106772	33.15%	1,401
2008	10.731923	6.088582	-43.27%	1,436
2007*	10.000000	10.731923	7.32%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.749025	6.788749	0.59%	0
2012	7.752222	6.749025	-12.94%	0
2011	8.652546	7.752222	-10.41%	0
2010	9.148074	8.652546	-5.42%	0
2009	9.720198	9.148074	-5.89%	2,258
2008*	10.000000	9.720198	-2.80%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	11.511857	13.257967	15.17%	0
2012	11.243165	11.511857	2.39%	0
2011	12.271637	11.243165	-8.38%	0
2010	11.254089	12.271637	9.04%	0
2009	9.016828	11.254089	24.81%	2,734
2008	15.517836	9.016828	-41.89%	2,742
2007	12.894987	15.517836	20.34%	2,113
2006	11.806476	12.894987	9.22%	2,120
2005	10.588752	11.806476	11.50%	0
2004	9.754202	10.588752	8.56%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.563248	8.535077	-0.33%	0
2012	8.543879	8.563248	0.23%	0
2011	8.428409	8.543879	1.37%	0
2010	8.095527	8.428409	4.11%	0
2009	8.536914	8.095527	-5.17%	4,079
2008	10.712219	8.536914	-20.31%	6,055
2007	10.522865	10.712219	1.80%	5,374
2006	10.063149	10.522865	4.57%	4,179
2005*	10.000000	10.063149	0.63%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.118037	1.18%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.052723	0.53%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	9.997652	-0.02%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.051316	13.559168	22.69%	0
2012	9.457931	11.051316	16.85%	0
2011	10.394733	9.457931	-9.01%	0
2010*	10.000000	10.394733	3.95%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.799432	-2.01%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.973731	-0.26%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.100010	10.749045	6.43%	0
2012	9.427946	10.100010	7.13%	0
2011*	10.000000	9.427946	-5.72%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.762006	17.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.535465	12.735436	20.88%	0
2012	9.286026	10.535465	13.46%	0
2011*	10.000000	9.286026	-7.14%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.737315	17.37%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.473153	14.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.182138	14.195903	26.95%	0
2012	9.818951	11.182138	13.88%	0
2011	10.696127	9.818951	-8.20%	0
2010*	10.000000	10.696127	6.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.982299	12.346507	12.42%	0
2012	10.085667	10.982299	8.89%	0
2011	10.426067	10.085667	-3.26%	0
2010*	10.000000	10.426067	4.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.122990	13.223249	18.88%	0
2012	9.982779	11.122990	11.42%	0
2011	10.544462	9.982779	-5.33%	0
2010*	10.000000	10.544462	5.44%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.734397	11.044265	2.89%	0
2012	10.184678	10.734397	5.40%	0
2011	10.242239	10.184678	-0.56%	0
2010*	10.000000	10.242239	2.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.272095	2.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.344057	3.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.056029	12.770596	15.51%	0
2012	10.035066	11.056029	10.17%	0
2011	10.478654	10.035066	-4.23%	0
2010*	10.000000	10.478654	4.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.141675	13.576594	21.85%	0
2012	9.917237	11.141675	12.35%	0
2011	10.609725	9.917237	-6.53%	0
2010*	10.000000	10.609725	6.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.934325	11.926034	9.07%	0
2012	10.134422	10.934325	7.89%	0
2011	10.363560	10.134422	-2.21%	0
2010*	10.000000	10.363560	3.64%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.730275	10.305464	-3.96%	0
2012	10.216958	10.730275	5.02%	0
2011*	10.000000	10.216958	2.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.251329	2.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.316114	3.16%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.416196	9.232581	-1.95%	0
2012	9.603975	9.416196	-1.96%	0
2011	9.794442	9.603975	-1.94%	0
2010	9.989215	9.794442	-1.95%	0
2009*	10.000000	9.989215	-0.11%	17,580
2008	9.964375	9.891099	-0.74%	36,022
2007	9.749014	9.964375	2.21%	30,809
2006	9.550216	9.749014	2.08%	24,411
2005	9.524082	9.550216	0.27%	80,620
2004	9.673413	9.524082	-1.54%	84,680
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.537129	-4.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.145228	13.231276	18.72%	0
2012	9.840160	11.145228	13.26%	0
2011	11.104139	9.840160	-11.38%	0
2010*	10.000000	11.104139	11.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.590619	15.275751	31.79%	0
2012	10.178772	11.590619	13.87%	0
2011	10.727555	10.178772	-5.12%	0
2010*	10.000000	10.727555	7.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.856461	14.373484	32.40%	0
2012	9.416383	10.856461	15.29%	0
2011	10.226352	9.416383	-7.92%	0
2010*	10.000000	10.226352	2.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2013	16.114075	21.953356	36.24%	0
2012	14.303506	16.114075	12.66%	0
2011	15.231657	14.303506	-6.09%	0
2010	12.249199	15.231657	24.35%	0
2009*	10.000000	12.249199	22.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.777456	16.006089	35.90%	0
2012	10.477809	11.777456	12.40%	0
2011	11.183573	10.477809	-6.31%	0
2010*	10.000000	11.183573	11.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.732815	15.608536	33.03%	0
2012	10.285453	11.732815	14.07%	0
2011	10.738894	10.285453	-4.22%	0
2010*	10.000000	10.738894	7.39%

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.279531	-7.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.061068	9.875277	-1.85%	0
2012	9.912397	10.061068	1.50%	0
2011*	10.000000	9.912397	-0.88%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.124444	1.24%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.622466	-3.78%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.594595	9.776038	1.89%	0
2012*	10.000000	9.594595	-4.05%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.178804	10.439671	2.56%	0
2012*	10.000000	10.178804	1.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.379324	13.79%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.686571	10.489639	-1.84%	0
2012	9.493832	10.686571	12.56%	0
2011*	10.000000	9.493832	-5.06%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.400766	9.533468	-16.38%	0
2012	11.061261	11.400766	3.07%	0
2011	12.201222	11.061261	-9.34%	0
2010*	10.000000	12.201222	22.01%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.691044	11.567344	-8.85%	0
2012	10.991288	12.691044	15.46%	0
2011	10.553828	10.991288	4.15%	0
2010*	10.000000	10.553828	5.54%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.893321	10.895601	-8.39%	0
2012	11.527337	11.893321	3.17%	0
2011	10.843355	11.527337	6.31%	0
2010*	10.000000	10.843355	8.43%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	11.966340	10.727910	-10.35%	0
2012	11.421165	11.966340	4.77%	0
2011	10.839513	11.421165	5.37%	0
2010*	10.000000	10.839513	8.40%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	11.951701	12.378362	3.57%	0
2012	10.674765	11.951701	11.96%	0
2011	10.545463	10.674765	1.23%	0
2010*	10.000000	10.545463	5.45%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.140629	9.919800	-2.18%	0
2012	9.780446	10.140629	3.68%	0
2011*	10.000000	9.780446	-2.20%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.693354	10.253435	-4.11%	0
2012	9.960299	10.693354	7.36%	0
2011*	10.000000	9.960299	-0.40%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.923511	-0.76%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.145921	8.771082	-4.10%	0
2012	8.354220	9.145921	9.48%	0
2011	11.154270	8.354220	-25.10%	0
2010*	10.000000	11.154270	11.54%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.741296	12.871444	9.63%	0
2012	10.350815	11.741296	13.43%	0
2011	10.774926	10.350815	-3.94%	0
2010*	10.000000	10.774926	7.75%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.220812	13.182989	7.87%	0
2012	10.921709	12.220812	11.89%	0
2011	10.840830	10.921709	0.75%	0
2010*	10.000000	10.840830	8.41%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	8.972732	10.114992	12.73%	0
2012	7.925046	8.972732	13.22%	0
2011	11.071378	7.925046	-28.42%	0
2010*	10.000000	11.071378	10.71%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Banks - Q/NQ
2013	9.716039	12.713882	30.85%	0
2012	7.428267	9.716039	30.80%	0
2011*	10.000000	7.428267	-25.72%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.174847	9.492889	16.12%	0
2012	7.685613	8.174847	6.37%	0
2011*	10.000000	7.685613	-23.14%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.528310	4.701419	-27.98%	0
2012	7.983464	6.528310	-18.23%	0
2011	8.935811	7.983464	-10.66%	0
2010*	10.000000	8.935811	-10.64%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.847063	21.215198	65.14%	0
2012	9.312273	12.847063	37.96%	0
2011*	10.000000	9.312273	-6.88%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.305760	14.383966	27.23%	0
2012	10.124877	11.305760	11.66%	0
2011	10.325743	10.124877	-1.95%	0
2010*	10.000000	10.325743	3.26%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.698941	13.475103	25.95%	0
2012	9.843255	10.698941	8.69%	0
2011*	10.000000	9.843255	-1.57%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.486104	15.752385	37.14%	0
2012	9.594588	11.486104	19.71%	0
2011*	10.000000	9.594588	-4.05%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.020437	8.276424	-8.25%	0
2012	8.633070	9.020437	4.49%	0
2011	10.965107	8.633070	-21.27%	0
2010*	10.000000	10.965107	9.65%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.776071	12.852027	19.26%	0
2012	9.426440	10.776071	14.32%	0
2011	10.551153	9.426440	-10.66%	0
2010*	10.000000	10.551153	5.51%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Financials - Q/NQ
2013	10.075321	13.047859	29.50%	0
2012	8.238621	10.075321	22.29%	0
2011*	10.000000	8.238621	-17.61%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.004602	15.080041	37.03%	0
2012	9.559956	11.004602	15.11%	0
2011*	10.000000	9.559956	-4.40%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.870753	13.374386	35.50%	0
2012	8.693857	9.870753	13.54%	0
2011*	10.000000	8.693857	-13.06%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.325035	12.097175	17.16%	0
2012	9.083495	10.325035	13.67%	0
2011	10.814676	9.083495	-16.01%	0
2010*	10.000000	10.814676	8.15%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.888367	14.709308	48.75%	0
2012	8.421088	9.888367	17.42%	0
2011*	10.000000	8.421088	-15.79%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.555972	12.435858	45.35%	0
2012	7.097620	8.555972	20.55%	0
2011	8.886029	7.097620	-20.13%	0
2010*	10.000000	8.886029	-11.14%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.162987	16.013452	31.66%	0
2012	10.672973	12.162987	13.96%	0
2011	10.728647	10.672973	-0.52%	0
2010*	10.000000	10.728647	7.29%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.148743	13.562729	21.65%	0
2012	11.050827	11.148743	0.89%	0
2011	11.022571	11.050827	0.26%	0
2010*	10.000000	11.022571	10.23%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.350222	14.648757	29.06%	0
2012	10.349547	11.350222	9.67%	0
2011*	10.000000	10.349547	3.50%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.909628	4.204024	-39.16%	0
2012	8.247095	6.909628	-16.22%	0
2011*	10.000000	8.247095	-17.53%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.609438	10.412136	-1.86%	0
2012	9.234980	10.609438	14.88%	0
2011*	10.000000	9.234980	-7.65%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.902063	5.598451	14.21%	0
2012	5.372430	4.902063	-8.76%	0
2011	8.766840	5.372430	-38.72%	0
2010*	10.000000	8.766840	-12.33%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.242758	10.787644	30.87%	0
2012	8.772888	8.242758	-6.04%	0
2011*	10.000000	8.772888	-12.27%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.676184	7.509163	-2.18%	0
2012	9.003761	7.676184	-14.74%	0
2011	8.297736	9.003761	8.51%	0
2010*	10.000000	8.297736	-17.02%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.642930	5.145023	-22.55%	0
2012	8.485814	6.642930	-21.72%	0
2011	8.500868	8.485814	-0.18%	0
2010*	10.000000	8.500868	-14.99%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.035808	4.177888	-30.78%	0
2012	7.581167	6.035808	-20.38%	0
2011	8.636363	7.581167	-12.22%	0
2010*	10.000000	8.636363	-13.64%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	9.988453	12.261042	22.75%	0
2012	9.235570	9.988453	8.15%	0
2011*	10.000000	9.235570	-7.64%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.826506	11.896607	9.88%	0
2012	9.476889	10.826506	14.24%	0
2011*	10.000000	9.476889	-5.23%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.612142	11.589065	-20.69%	0
2012	14.759894	14.612142	-1.00%	0
2011	10.488801	14.759894	40.72%	0
2010*	10.000000	10.488801	4.89%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.399190	25.278631	75.56%	0
2012	10.979964	14.399190	31.14%	0
2011	11.333261	10.979964	-3.12%	0
2010*	10.000000	11.333261	13.33%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.561662	1.793724	-49.64%	0
2012	5.608135	3.561662	-36.49%	0
2011	7.349324	5.608135	-23.69%	0
2010*	10.000000	7.349324	-26.51%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.573512	11.747560	11.10%	0
2012	10.769074	10.573512	-1.82%	0
2011*	10.000000	10.769074	7.69%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.075559	7.695650	26.67%	0
2012	4.988555	6.075559	21.79%	0
2011	6.541985	4.988555	-23.75%	0
2010	5.902437	6.541985	10.84%	0
2009	6.234083	5.902437	-5.32%	0
2008	10.807352	6.234083	-42.32%	77,309
2007	15.117608	10.807352	-28.51%	990
2006	13.858866	15.117608	9.08%	22,030
2005	14.535572	13.858866	-4.66%	26,127
2004	12.920630	14.535572	12.50%	47,265
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	21.024227	20.871749	-0.73%	0
2012	19.366546	21.024227	8.56%	0
2011	23.642695	19.366546	-18.09%	0
2010	19.035100	23.642695	24.21%	0
2009	12.488109	19.035100	52.43%	16,837
2008	23.327412	12.488109	-46.47%	0
2007	17.761055	23.327412	31.34%	25,646
2006	14.811066	17.761055	19.92%	30,175
2005	14.518447	14.811066	2.02%	29,447
2004	12.254211	14.518447	18.48%	98,987

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	14.009560	21.182206	51.20%	0
2012	10.507777	14.009560	33.33%	0
2011	9.690044	10.507777	8.44%	0
2010	8.927294	9.690044	8.54%	0
2009	7.693812	8.927294	16.03%	0
2008	8.894429	7.693812	-13.50%	70,404
2007	8.689580	8.894429	2.36%	0
2006	9.166651	8.689580	-5.20%	0
2005	8.447276	9.166651	8.52%	31,580
2004	8.521651	8.447276	-0.87%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.676672	4.438206	-5.10%	0
2012	4.838030	4.676672	-3.34%	0
2011	5.285205	4.838030	-8.46%	0
2010	4.989607	5.285205	5.92%	0
2009	4.561498	4.989607	9.39%	14,271
2008	9.126742	4.561498	-50.02%	11,623
2007	7.105350	9.126742	28.45%	18,872
2006	8.823517	7.105350	-19.47%	16,022
2005*	10.000000	8.823517	-11.76%	58,527
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	19.106321	24.026550	25.75%	0
2012	17.870449	19.106321	6.92%	0
2011	16.020152	17.870449	11.55%	0
2010	13.930978	16.020152	15.00%	0
2009	11.927669	13.930978	16.80%	14,985
2008	15.879262	11.927669	-24.89%	40,278
2007	14.581265	15.879262	8.90%	32,631
2006	12.663698	14.581265	15.14%	24,674
2005	12.966188	12.663698	-2.33%	31,591
2004	11.671284	12.966188	11.09%	50,375
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.379124	16.557755	59.53%	0
2012	9.036650	10.379124	14.86%	0
2011	8.448190	9.036650	6.97%	0
2010	6.915736	8.448190	22.16%	0
2009	5.153294	6.915736	34.20%	0
2008	13.729088	5.153294	-62.46%	64
2007	12.948182	13.729088	6.03%	0
2006	10.115399	12.948182	28.00%	0
2005	10.724329	10.115399	-5.68%	0
2004*	10.000000	10.724329	7.24%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.416690	8.497031	32.42%	0
2012	6.476564	6.416690	-0.92%	0
2011	7.909232	6.476564	-18.11%	0
2010	7.362914	7.909232	7.42%	0
2009	4.369748	7.362914	68.50%	33,612
2008	8.933615	4.369748	-51.09%	150
2007	9.345673	8.933615	-4.41%	1,197
2006	9.299943	9.345673	0.49%	1,826
2005	9.130816	9.299943	1.85%	16,261
2004	11.936016	9.130816	-23.50%	216
Rydex Variable Trust - Energy Fund - Q/NQ
2013	20.671188	25.024709	21.06%	0
2012	20.588643	20.671188	0.40%	0
2011	22.301608	20.588643	-7.68%	0
2010	19.104748	22.301608	16.73%	0
2009	14.068458	19.104748	35.80%	9,379
2008	26.589244	14.068458	-47.09%	0
2007	20.358670	26.589244	30.60%	21,701
2006	18.550055	20.358670	9.75%	24,924
2005	13.654798	18.550055	35.85%	44,652
2004	10.528423	13.654798	29.69%	102,701
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	23.170951	28.146616	21.47%	0
2012	23.537932	23.170951	-1.56%	0
2011	26.464710	23.537932	-11.06%	0
2010	21.413062	26.464710	23.59%	0
2009	13.446019	21.413062	59.25%	11,095
2008	32.347000	13.446019	-58.43%	22
2007	24.065796	32.347000	34.41%	15,960
2006	22.115013	24.065796	8.82%	409
2005	15.207789	22.115013	45.42%	29,044
2004	11.597211	15.207789	31.13%	941
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	9.293102	11.289079	21.48%	0
2012	7.790861	9.293102	19.28%	0
2011	9.362886	7.790861	-16.79%	0
2010	10.702236	9.362886	-12.51%	0
2009	8.046504	10.702236	33.00%	5,064
2008	18.181405	8.046504	-55.74%	0
2007	16.402538	18.181405	10.85%	4,392
2006	12.916213	16.402538	26.99%	10,177
2005	12.385208	12.916213	4.29%	8,739
2004	10.874738	12.385208	13.89%	37,946

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	7.848097	9.815536	25.07%	0
2012	6.524522	7.848097	20.29%	0
2011	7.821360	6.524522	-16.58%	0
2010	6.974926	7.821360	12.14%	0
2009	5.943880	6.974926	17.35%	34,382
2008	11.668665	5.943880	-49.06%	0
2007	14.658276	11.668665	-20.40%	4,533
2006	12.806304	14.658276	14.46%	44,099
2005	12.633420	12.806304	1.37%	53,077
2004	11.001462	12.633420	14.83%	118,367
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	17.969349	14.403007	-19.85%	0
2012	17.792952	17.969349	0.99%	0
2011	12.825383	17.792952	38.73%	0
2010	11.880225	12.825383	7.96%	0
2009	17.699157	11.880225	-32.88%	6,332
2008	12.464121	17.699157	42.00%	18,823
2007	11.585290	12.464121	7.59%	14,719
2006	12.199392	11.585290	-5.03%	30,988
2005	11.553369	12.199392	5.59%	71,141
2004	10.873701	11.553369	6.25%	12,125
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	12.972669	18.038577	39.05%	0
2012	11.292879	12.972669	14.87%	0
2011	11.001275	11.292879	2.65%	0
2010	10.508668	11.001275	4.69%	0
2009	8.598342	10.508668	22.22%	19,814
2008	11.670726	8.598342	-26.33%	45,599
2007	11.227664	11.670726	3.95%	32,442
2006	10.893465	11.227664	3.07%	32,539
2005	10.040700	10.893465	8.49%	65,438
2004	9.640363	10.040700	4.15%	61,515
Rydex Variable Trust - Internet Fund - Q/NQ
2013	16.837512	24.967107	48.28%	0
2012	14.391767	16.837512	16.99%	0
2011	16.664426	14.391767	-13.64%	0
2010	14.072345	16.664426	18.42%	0
2009	8.653443	14.072345	62.62%	27,383
2008	16.011012	8.653443	-45.95%	41
2007	14.794233	16.011012	8.22%	27,561
2006	13.753430	14.794233	7.57%	0
2005	14.221861	13.753430	-3.29%	20,089
2004	12.517688	14.221861	13.61%	107,720

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.895388	1.042784	-44.98%	0
2012	2.493050	1.895388	-23.97%	0
2011	3.486476	2.493050	-28.49%	0
2010	5.101089	3.486476	-31.65%	0
2009	9.399780	5.101089	-45.73%	0
2008	5.960336	9.399780	57.71%	0
2007	6.680000	5.960336	-10.77%	0
2006	8.708155	6.680000	-23.29%	0
2005	8.738756	8.708155	-0.35%	0
2004*	10.000000	8.738756	-12.61%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.400167	3.842662	13.01%	0
2012	3.696980	3.400167	-8.03%	0
2011	5.420273	3.696980	-31.79%	0
2010	6.340215	5.420273	-14.51%	0
2009	5.415139	6.340215	17.08%	0
2008	7.913726	5.415139	-31.57%	0
2007	8.453522	7.913726	-6.39%	0
2006	7.974740	8.453522	6.00%	0
2005	8.582575	7.974740	-7.08%	0
2004	9.798334	8.582575	-12.41%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.160679	2.244590	-28.98%	0
2012	3.948737	3.160679	-19.96%	0
2011	4.345817	3.948737	-9.14%	0
2010	5.932725	4.345817	-26.75%	0
2009	9.348959	5.932725	-36.54%	0
2008	7.093232	9.348959	31.80%	5,277
2007	7.381590	7.093232	-3.91%	0
2006	7.827480	7.381590	-5.70%	0
2005	8.692055	7.827480	-9.95%	0
2004*	10.000000	8.692055	-13.08%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	1.859151	1.293293	-30.44%	0
2012	2.330828	1.859151	-20.24%	0
2011	2.643436	2.330828	-11.83%	0
2010	3.424339	2.643436	-22.80%	0
2009	5.828500	3.424339	-41.25%	0
2008	4.015747	5.828500	45.14%	0
2007	4.616942	4.015747	-13.02%	0
2006	4.775468	4.616942	-3.32%	0
2005	4.809078	4.775468	-0.70%	0
2004	5.562921	4.809078	-13.55%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	2.975488	2.017442	-32.20%	0
2012	3.708026	2.975488	-19.76%	0
2011	4.093234	3.708026	-9.41%	0
2010	5.768263	4.093234	-29.04%	0
2009	8.762071	5.768263	-34.17%	0
2008	7.166566	8.762071	22.26%	0
2007	6.937414	7.166566	3.30%	0
2006	8.035677	6.937414	-13.67%	0
2005	8.453154	8.035677	-4.94%	0
2004*	10.000000	8.453154	-15.47%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.561220	2.565843	-27.95%	0
2012	4.375179	3.561220	-18.60%	0
2011	4.905631	4.375179	-10.81%	0
2010	6.025067	4.905631	-18.58%	0
2009	8.481661	6.025067	-28.96%	0
2008	6.212111	8.481661	36.53%	0
2007	6.284278	6.212111	-1.15%	0
2006	6.928831	6.284278	-9.30%	0
2005	7.121183	6.928831	-2.70%	0
2004	8.088529	7.121183	-11.96%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.086492	12.369007	52.96%	0
2012	6.867119	8.086492	17.76%	0
2011	9.856801	6.867119	-30.33%	0
2010	8.686497	9.856801	13.47%	0
2009	7.163416	8.686497	21.26%	54
2008	10.900476	7.163416	-34.28%	56
2007	12.525194	10.900476	-12.97%	1,025
2006	12.149582	12.525194	3.09%	977
2005	10.295624	12.149582	18.01%	9,868
2004	9.517213	10.295624	8.18%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	17.271295	24.116864	39.64%	0
2012	14.519821	17.271295	18.95%	0
2011	14.453662	14.519821	0.46%	0
2010	11.309113	14.453662	27.81%	0
2009	8.435970	11.309113	34.06%	20,855
2008	16.901905	8.435970	-50.09%	0
2007	17.688832	16.901905	-4.45%	24,683
2006	14.610693	17.688832	21.07%	30,880
2005	15.663133	14.610693	-6.72%	28,857
2004	12.896915	15.663133	21.45%	74,115

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	19.814748	29.188466	47.31%	0
2012	16.254994	19.814748	21.90%	0
2011	17.939804	16.254994	-9.39%	0
2010	13.301242	17.939804	34.87%	0
2009	8.901786	13.301242	49.42%	0
2008	20.103154	8.901786	-55.72%	39
2007	19.793445	20.103154	1.56%	0
2006	18.273972	19.793445	8.31%	0
2005	16.337613	18.273972	11.85%	16,685
2004	13.641636	16.337613	19.76%	20,980
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	12.126360	21.428077	76.71%	0
2012	9.221252	12.126360	31.50%	0
2011	9.468266	9.221252	-2.61%	0
2010	7.053517	9.468266	34.23%	0
2009	3.302803	7.053517	113.56%	150
2008	12.294606	3.302803	-73.14%	189
2007	9.781670	12.294606	25.69%	0
2006	9.513178	9.781670	2.82%	0
2005	10.005107	9.513178	-4.92%	0
2004	8.934565	10.005107	11.98%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	16.592086	21.900938	32.00%	0
2012	14.492305	16.592086	14.49%	0
2011	14.466120	14.492305	0.18%	0
2010	12.451871	14.466120	16.18%	0
2009	8.354829	12.451871	49.04%	642
2008	14.670170	8.354829	-43.05%	0
2007	12.699920	14.670170	15.51%	0
2006	12.244916	12.699920	3.72%	0
2005	12.350373	12.244916	-0.85%	0
2004	11.519235	12.350373	7.22%	70,258
Rydex Variable Trust - Nova Fund - Q/NQ
2013	10.400883	15.194396	46.09%	0
2012	8.677738	10.400883	19.86%	0
2011	8.954509	8.677738	-3.09%	0
2010	7.612506	8.954509	17.63%	0
2009	5.729559	7.612506	32.86%	11,525
2008	12.836638	5.729559	-55.37%	24,006
2007	12.947603	12.836638	-0.86%	22,906
2006	11.070563	12.947603	16.96%	17,574
2005	10.859444	11.070563	1.94%	96,352
2004	9.662439	10.859444	12.39%	18,643

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	21.588629	11.408456	-47.16%	0
2012	22.959917	21.588629	-5.97%	0
2011	30.874366	22.959917	-25.63%	0
2010	22.804577	30.874366	35.39%	0
2009	15.584649	22.804577	46.33%	11,847
2008	25.873407	15.584649	-39.77%	25,447
2007	22.074801	25.873407	17.21%	17,270
2006	18.539694	22.074801	19.07%	447
2005	15.640573	18.539694	18.54%	33,160
2004	18.595164	15.640573	-15.89%	37,902
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	17.572972	17.909887	1.92%	0
2012	15.144951	17.572972	16.03%	0
2011	15.103465	15.144951	0.27%	0
2010	12.336099	15.103465	22.43%	0
2009	10.043936	12.336099	22.82%	21,563
2008	17.554211	10.043936	-42.78%	1,787
2007	22.138085	17.554211	-20.71%	2,843
2006	17.270497	22.138085	28.18%	29,149
2005	16.437945	17.270497	5.06%	26,593
2004	12.941379	16.437945	27.02%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	16.696367	22.231416	33.15%	0
2012	14.583322	16.696367	14.49%	0
2011	14.124346	14.583322	3.25%	0
2010	11.511225	14.124346	22.70%	0
2009	8.140114	11.511225	41.41%	18,010
2008	12.381807	8.140114	-34.26%	45,378
2007	14.450432	12.381807	-14.32%	1,337
2006	13.388017	14.450432	7.94%	33,880
2005	12.944224	13.388017	3.43%	34,083
2004	11.994959	12.944224	7.91%	55,688
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	15.222306	23.666584	55.47%	0
2012	12.715287	15.222306	19.72%	0
2011	14.767244	12.715287	-13.90%	0
2010	10.925588	14.767244	35.16%	0
2009	8.358586	10.925588	30.71%	307
2008	17.529945	8.358586	-52.32%	41
2007	19.172673	17.529945	-8.57%	192
2006	16.179601	19.172673	18.50%	142
2005	15.878570	16.179601	1.90%	0
2004	12.934691	15.878570	22.76%	314

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	8.610211	14.243464	65.43%	0
2012	6.787172	8.610211	26.86%	0
2011	7.206480	6.787172	-5.82%	0
2010	5.857793	7.206480	23.02%	0
2009	4.081509	5.857793	43.52%	0
2008	13.003382	4.081509	-68.61%	0
2007	13.182623	13.003382	-1.36%	0
2006	10.868323	13.182623	21.29%	0
2005	10.720962	10.868323	1.37%	0
2004	9.353454	10.720962	14.62%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.283915	17.021127	38.56%	0
2012	11.057078	12.283915	11.10%	0
2011	11.400604	11.057078	-3.01%	0
2010	9.299327	11.400604	22.60%	0
2009	6.441453	9.299327	44.37%	9,962
2008	10.917971	6.441453	-41.00%	2,875
2007	10.614862	10.917971	2.86%	4,927
2006	10.270412	10.614862	3.35%	3,352
2005	10.291468	10.270412	-0.20%	0
2004*	10.000000	10.291468	2.91%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.168287	17.331609	42.43%	0
2012	10.153789	12.168287	19.84%	0
2011	10.694225	10.153789	-5.05%	0
2010	9.065016	10.694225	17.97%	0
2009	6.112402	9.065016	48.31%	9,952
2008	12.142084	6.112402	-49.66%	2,445
2007	13.087340	12.142084	-7.22%	1,946
2006	11.343369	13.087340	15.37%	25,770
2005	11.103100	11.343369	2.16%	0
2004*	10.000000	11.103100	11.03%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	17.459200	22.948013	31.44%	0
2012	15.343949	17.459200	13.79%	0
2011	15.752124	15.343949	-2.59%	0
2010	12.117325	15.752124	30.00%	0
2009	7.880695	12.117325	53.76%	14,345
2008	12.587699	7.880695	-37.39%	2,019
2007	11.838741	12.587699	6.33%	5,824
2006	11.707462	11.838741	1.12%	903
2005	10.711581	11.707462	9.30%	0
2004*	10.000000	10.711581	7.12%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	13.385338	17.823590	33.16%	0
2012	11.669733	13.385338	14.70%	0
2011	12.818015	11.669733	-8.96%	0
2010	10.882126	12.818015	17.79%	0
2009	7.148717	10.882126	52.22%	9,267
2008	12.934748	7.148717	-44.73%	2,165
2007	13.865452	12.934748	-6.71%	0
2006	12.077967	13.865452	14.80%	9,497
2005	11.371167	12.077967	6.22%	0
2004*	10.000000	11.371167	13.71%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	14.099659	19.535385	38.55%	0
2012	13.001495	14.099659	8.45%	0
2011	12.809247	13.001495	1.50%	0
2010	10.417687	12.809247	22.96%	0
2009	7.930777	10.417687	31.36%	0
2008	12.315334	7.930777	-35.60%	3,211
2007	12.575268	12.315334	-2.07%	4,674
2006	11.904411	12.575268	5.64%	2,031
2005	11.431761	11.904411	4.13%	0
2004*	10.000000	11.431761	14.32%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.242551	17.145048	40.04%	0
2012	10.372641	12.242551	18.03%	0
2011	11.681772	10.372641	-11.21%	0
2010	9.523537	11.681772	22.66%	0
2009	5.985775	9.523537	59.10%	0
2008	10.805247	5.985775	-44.60%	3,694
2007	13.838959	10.805247	-21.92%	0
2006	11.839461	13.838959	16.89%	3,574
2005	11.650618	11.839461	1.62%	0
2004*	10.000000	11.650618	16.51%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.422415	5.158824	-4.86%	0
2012	5.901223	5.422415	-8.11%	0
2011	6.286111	5.901223	-6.12%	0
2010	6.713645	6.286111	-6.37%	0
2009	8.135742	6.713645	-17.48%	0
2008	7.860291	8.135742	3.50%	8,361
2007	8.997252	7.860291	-12.64%	0
2006	10.266733	8.997252	-12.36%	0
2005*	10.000000	10.266733	2.67%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2013	12.422379	16.491306	32.75%	0
2012	11.314130	12.422379	9.80%	0
2011	12.707822	11.314130	-10.97%	0
2010	11.568266	12.707822	9.85%	0
2009	7.582277	11.568266	52.57%	21,022
2008	14.166721	7.582277	-46.48%	0
2007	13.091130	14.166721	8.22%	12,003
2006	12.608099	13.091130	3.83%	4,878
2005	12.470107	12.608099	1.11%	16,466
2004	12.573530	12.470107	-0.82%	6,679
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.155481	8.241238	15.17%	0
2012	6.959901	7.155481	2.81%	0
2011	8.292387	6.959901	-16.07%	0
2010	7.385469	8.292387	12.28%	0
2009	5.853394	7.385469	26.17%	0
2008	10.921632	5.853394	-46.41%	0
2007	10.199150	10.921632	7.08%	40,232
2006	8.703197	10.199150	17.19%	47,401
2005	8.773732	8.703197	-0.80%	61,841
2004	7.941296	8.773732	10.48%	145,295
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	15.344547	22.664592	47.70%	0
2012	13.309965	15.344547	15.29%	0
2011	15.272394	13.309965	-12.85%	0
2010	12.547698	15.272394	21.71%	0
2009	10.901964	12.547698	15.10%	0
2008	14.876866	10.901964	-26.72%	42,754
2007	16.630136	14.876866	-10.54%	3,664
2006	15.793758	16.630136	5.30%	25,288
2005	14.847433	15.793758	6.37%	38,560
2004	12.312155	14.847433	20.59%	102,094
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	11.278285	12.565268	11.41%	0
2012	11.376015	11.278285	-0.86%	0
2011	9.976677	11.376015	14.03%	0
2011	9.976677	11.376015	14.03%	0
2010	9.519849	9.976677	4.80%	0
2009	8.532025	9.519849	11.58%	0
2008	12.356219	8.532025	-30.95%	71,577
2007	11.166662	12.356219	10.65%	42,430
2006	9.414392	11.166662	18.61%	43,270
2005	8.683684	9.414392	8.41%	42,279
2004	7.549326	8.683684	15.03%	2,180

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	9.988030	9.517550	-4.71%	0
2012	10.108169	9.988030	-1.19%	0
2011	10.703065	10.108169	-5.56%	0
2010	11.564486	10.703065	-7.45%	0
2009	11.063664	11.564486	4.53%	0
2008	12.857145	11.063664	-13.95%	0
2007	11.102573	12.857145	15.80%	0
2006	9.701011	11.102573	14.45%	0
2005*	10.000000	9.701011	-2.99%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.045111	0.45%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.870191	10.619542	-10.54%	0
2012	10.270792	11.870191	15.57%	0
2011*	10.000000	10.270792	2.71%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.521595	10.588131	0.63%	0
2012	8.258336	10.521595	27.41%	0
2011*	10.000000	8.258336	-17.42%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.864349	11.195687	13.50%	0
2012	8.848970	9.864349	11.47%	0
2011*	10.000000	8.848970	-11.51%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.764830	8.415410	8.38%	0
2012	7.660267	7.764830	1.37%	0
2011*	10.000000	7.660267	-23.40%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.504267	9.789506	3.00%	0
2012	9.566384	9.504267	-0.65%	0
2011*	10.000000	9.566384	-4.34%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.036177	11.430186	13.89%	0
2012	9.037847	10.036177	11.05%	0
2011*	10.000000	9.037847	-9.62%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.358200	3.58%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.133880	9.980867	-10.36%	0
2012	10.585628	11.133880	5.18%	0
2011*	10.000000	10.585628	5.86%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	12.416100	16.518235	33.04%	0
2012	11.047712	12.416100	12.39%	0
2011	10.938249	11.047712	1.00%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class III - Q/NQ
2013	11.197395	15.027939	34.21%	0
2012	10.033638	11.197395	11.60%	0
2011	10.134970	10.033638	-1.00%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	14.036512	18.110985	29.03%	0
2012	12.507859	14.036512	12.22%	0
2011	12.640868	12.507859	-1.05%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.428610	14.29%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.742348	12.039030	12.07%	0
2012	9.973646	10.742348	7.71%	0
2011	10.566598	9.973646	-5.61%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.668519	8.497567	-12.11%	0
2012	10.082635	9.668519	-4.11%	0
2011	11.784078	10.082635	-14.44%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.437716	10.627262	1.82%	0
2012*	10.000000	10.437716	4.38%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	9.949459	11.240420	12.98%	0
2012	9.050781	9.949459	9.93%	0
2011*	10.000000	9.050781	-9.49%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
2013	16.118539	20.666995	28.22%	0
2012	14.168211	16.118539	13.77%	0
2011	14.878811	14.168211	-4.78%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	12.361509	15.473424	25.17%	0
2012	10.781987	12.361509	14.65%	0
2011	10.930168	10.781987	-1.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	11.200065	14.916659	33.18%	0
2012	9.995081	11.200065	12.06%	0
2011	10.206067	9.995081	-2.07%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.526765	10.915944	3.70%	0
2012*	10.000000	10.526765	5.27%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.294240	13.692515	21.23%	0
2012	9.998157	11.294240	12.96%	0
2011	10.366852	9.998157	-3.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.495390	4.95%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.369233	13.69%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.255353	2.55%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.683629	11.707973	20.90%	0
2012	8.694970	9.683629	11.37%	0
2011	9.575691	8.694970	-9.20%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	9.873183	10.653901	7.91%	0
2012	9.098761	9.873183	8.51%	0
2011	9.314574	9.098761	-2.32%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.306334	10.824596	16.31%	0
2012	8.452122	9.306334	10.11%	0
2011	9.007947	8.452122	-6.17%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.721144	6.753810	0.49%	0
2012	7.728114	6.721144	-13.03%	0
2011	8.634444	7.728114	-10.50%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	11.387180	13.101023	15.05%	0
2012	11.132793	11.387180	2.29%	0
2011	12.163554	11.132793	-8.47%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.501537	8.464929	-0.43%	0
2012	8.490987	8.501537	0.12%	0
2011	8.384750	8.490987	1.27%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.111140	1.11%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.051318	0.51%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	9.996258	-0.04%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.021339	13.508614	22.57%	0
2012	9.441919	11.021339	16.73%	0
2011	10.387714	9.441919	-9.10%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.792759	-2.07%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.966927	-0.33%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.082866	10.719865	6.32%	0
2012	9.421565	10.082866	7.02%	0
2011*	10.000000	9.421565	-5.78%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.753990	17.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.517580	12.700856	20.76%	0
2012	9.279738	10.517580	13.34%	0
2011*	10.000000	9.279738	-7.20%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.725808	17.26%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.461903	14.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.151791	14.142951	26.82%	0
2012	9.802320	11.151791	13.77%	0
2011	10.688893	9.802320	-8.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.952514	12.300475	12.31%	0
2012	10.068599	10.952514	8.78%	0
2011	10.419019	10.068599	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.092806	13.173911	18.76%	0
2012	9.965878	11.092806	11.31%	0
2011	10.537328	9.965878	-5.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.705280	11.003067	2.78%	0
2012	10.167450	10.705280	5.29%	0
2011	10.235316	10.167450	-0.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.270663	2.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.342614	3.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.026025	12.722959	15.39%	0
2012	10.018081	11.026025	10.06%	0
2011	10.471573	10.018081	-4.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.111426	13.525935	21.73%	0
2012	9.900441	11.111426	12.23%	0
2011	10.602550	9.900441	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.904669	11.881560	8.96%	0
2012	10.117270	10.904669	7.78%	0
2011	10.356558	10.117270	-2.31%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.712051	10.277470	-4.06%	0
2012	10.210052	10.712051	4.92%	0
2011*	10.000000	10.210052	2.10%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.249896	2.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.314675	3.15%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.386889	9.194462	-2.05%	0
2012	9.583885	9.386889	-2.06%	0
2011	9.783904	9.583885	-2.04%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.530619	-4.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.114969	13.181907	18.60%	0
2012	9.823486	11.114969	13.15%	0
2011	11.096640	9.823486	-11.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.559173	15.218786	31.66%	0
2012	10.161534	11.559173	13.75%	0
2011	10.720302	10.161534	-5.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.827005	14.319873	32.26%	0
2012	9.400435	10.827005	15.18%	0
2011	10.219439	9.400435	-8.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2013	16.053605	21.848675	36.10%	0
2012	14.264417	16.053605	12.54%	0
2011	15.205505	14.264417	-6.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.745495	15.946391	35.77%	0
2012	10.460063	11.745495	12.29%	0
2011	11.176012	10.460063	-6.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.700981	15.550320	32.90%	0
2012	10.268050	11.700981	13.96%	0
2011	10.731640	10.268050	-4.32%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.273200	-7.27%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.043987	9.848455	-1.95%	0
2012	9.905703	10.043987	1.40%	0
2011*	10.000000	9.905703	-0.94%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.123030	1.23%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.615909	-3.84%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.589168	9.760538	1.79%	0
2012*	10.000000	9.589168	-4.11%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.173048	10.423125	2.46%	0
2012*	10.000000	10.173048	1.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.371570	13.72%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.668426	10.461142	-1.94%	0
2012	9.487406	10.668426	12.45%	0
2011*	10.000000	9.487406	-5.13%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.369853	9.497917	-16.46%	0
2012	11.042551	11.369853	2.96%	0
2011	12.192985	11.042551	-9.44%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.656587	11.524179	-8.95%	0
2012	10.972678	12.656587	15.35%	0
2011	10.546687	10.972678	4.04%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.860943	10.854855	-8.48%	0
2012	11.507722	11.860943	3.07%	0
2011	10.835931	11.507722	6.20%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	11.933879	10.687899	-10.44%	0
2012	11.401830	11.933879	4.67%	0
2011	10.832178	11.401830	5.26%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	11.919262	12.332174	3.46%	0
2012	10.656693	11.919262	11.85%	0
2011	10.538331	10.656693	1.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.123315	9.892751	-2.28%	0
2012	9.773742	10.123315	3.58%	0
2011*	10.000000	9.773742	-2.26%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.675195	10.225582	-4.21%	0
2012	9.953562	10.675195	7.25%	0
2011*	10.000000	9.953562	-0.46%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.922124	-0.78%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.121091	8.738353	-4.20%	0
2012	8.340058	9.121091	9.36%	0
2011	11.146730	8.340058	-25.18%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.709326	12.823298	9.51%	0
2012	10.333196	11.709326	13.32%	0
2011	10.767542	10.333196	-4.03%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.187657	13.133824	7.76%	0
2012	10.903224	12.187657	11.78%	0
2011	10.833504	10.903224	0.64%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	8.948379	10.077260	12.62%	0
2012	7.911625	8.948379	13.10%	0
2011	11.063904	7.911625	-28.49%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.699507	12.679317	30.72%	0
2012	7.423218	9.699507	30.66%	0
2011*	10.000000	7.423218	-25.77%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.160956	9.467095	16.00%	0
2012	7.680402	8.160956	6.26%	0
2011*	10.000000	7.680402	-23.20%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2013	6.510595	4.683873	-28.06%	0
2012	7.969954	6.510595	-18.31%	0
2011	8.929765	7.969954	-10.75%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.825254	21.157616	64.97%	0
2012	9.305968	12.825254	37.82%	0
2011*	10.000000	9.305968	-6.94%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.275078	14.330310	27.10%	0
2012	10.107731	11.275078	11.55%	0
2011	10.318759	10.107731	-2.05%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.680768	13.438509	25.82%	0
2012	9.836593	10.680768	8.58%	0
2011*	10.000000	9.836593	-1.63%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.466597	15.709605	37.00%	0
2012	9.588095	11.466597	19.59%	0
2011*	10.000000	9.588095	-4.12%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	8.995936	8.245536	-8.34%	0
2012	8.618435	8.995936	4.38%	0
2011	10.957692	8.618435	-21.35%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.746817	12.804075	19.14%	0
2012	9.410461	10.746817	14.20%	0
2011	10.544011	9.410461	-10.75%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.058205	13.012424	29.37%	0
2012	8.233035	10.058205	22.17%	0
2011*	10.000000	8.233035	-17.67%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	10.985916	15.039081	36.89%	0
2012	9.553488	10.985916	14.99%	0
2011*	10.000000	9.553488	-4.47%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.853977	13.338028	35.36%	0
2012	8.687959	9.853977	13.42%	0
2011*	10.000000	8.687959	-13.12%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2013	10.297008	12.052036	17.04%	0
2012	9.068105	10.297008	13.55%	0
2011	10.807367	9.068105	-16.09%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.871577	14.669377	48.60%	0
2012	8.415384	9.871577	17.30%	0
2011*	10.000000	8.415384	-15.85%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.532730	12.389450	45.20%	0
2012	7.085591	8.532730	20.42%	0
2011	8.880013	7.085591	-20.21%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.129996	15.953735	31.52%	0
2012	10.654915	12.129996	13.84%	0
2011	10.721400	10.654915	-0.62%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.118506	13.512137	21.53%	0
2012	11.032126	11.118506	0.78%	0
2011	11.015125	11.032126	0.15%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.330929	14.608950	28.93%	0
2012	10.342535	11.330929	9.56%	0
2011*	10.000000	10.342535	3.43%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.897872	4.192580	-39.22%	0
2012	8.241506	6.897872	-16.30%	0
2011*	10.000000	8.241506	-17.58%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.591413	10.383847	-1.96%	0
2012	9.228723	10.591413	14.77%	0
2011*	10.000000	9.228723	-7.71%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.888733	5.577540	14.09%	0
2012	5.363311	4.888733	-8.85%	0
2011	8.760901	5.363311	-38.78%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.228753	10.758344	30.74%	0
2012	8.766949	8.228753	-6.14%	0
2011*	10.000000	8.766949	-12.33%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.655349	7.481152	-2.28%	0
2012	8.988517	7.655349	-14.83%	0
2011	8.292117	8.988517	8.40%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.624881	5.125810	-22.63%	0
2012	8.471441	6.624881	-21.80%	0
2011	8.495104	8.471441	-0.28%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.019421	4.162295	-30.85%	0
2012	7.568327	6.019421	-20.47%	0
2011	8.630520	7.568327	-12.31%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	9.971491	12.227733	22.63%	0
2012	9.229321	9.971491	8.04%	0
2011*	10.000000	9.229321	-7.71%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.808120	11.864284	9.77%	0
2012	9.470475	10.808120	14.12%	0
2011*	10.000000	9.470475	-5.30%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.572471	11.545826	-20.77%	0
2012	14.734892	14.572471	-1.10%	0
2011	10.481704	14.734892	40.58%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.360149	25.184423	75.38%	0
2012	10.961384	14.360149	31.01%	0
2011	11.325604	10.961384	-3.22%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.551970	1.787024	-49.69%	0
2012	5.598619	3.551970	-36.56%	0
2011	7.344336	5.598619	-23.77%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.555562	11.715663	10.99%	0
2012	10.761788	10.555562	-1.92%	0
2011*	10.000000	10.761788	7.62%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.006147	7.599986	26.54%	0
2012	4.936615	6.006147	21.67%	0
2011	6.480483	4.936615	-23.82%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	20.784266	20.612470	-0.83%	0
2012	19.165088	20.784266	8.45%	0
2011	23.420622	19.165088	-18.17%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	13.849700	20.919165	51.04%	0
2012	10.398495	13.849700	33.19%	0
2011	9.599023	10.398495	8.33%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.642200	4.401004	-5.20%	0
2012	4.807287	4.642200	-3.43%	0
2011	5.256969	4.807287	-8.55%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	18.888341	23.728222	25.62%	0
2012	17.684643	18.888341	6.81%	0
2011	15.869726	17.684643	11.44%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.287758	16.395283	59.37%	0
2012	8.966259	10.287758	14.74%	0
2011	8.390919	8.966259	6.86%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.343422	8.391452	32.29%	0
2012	6.409178	6.343422	-1.03%	0
2011	7.834934	6.409178	-18.20%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	20.435251	24.713859	20.94%	0
2012	20.374481	20.435251	0.30%	0
2011	22.092131	20.374481	-7.77%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	22.906488	27.796988	21.35%	0
2012	23.293111	22.906488	-1.66%	0
2011	26.216155	23.293111	-11.15%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	9.187035	11.148856	21.35%	0
2012	7.709804	9.187035	19.16%	0
2011	9.274938	7.709804	-16.87%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	7.758489	9.693558	24.94%	0
2012	6.456613	7.758489	20.16%	0
2011	7.747853	6.456613	-16.67%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	17.764322	14.224155	-19.93%	0
2012	17.607952	17.764322	0.89%	0
2011	12.704941	17.607952	38.59%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	12.824665	17.814618	38.91%	0
2012	11.175457	12.824665	14.76%	0
2011	10.897979	11.175457	2.55%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2013	16.645358	24.657021	48.13%	0
2012	14.242080	16.645358	16.87%	0
2011	16.507914	14.242080	-13.73%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.878701	1.032540	-45.04%	0
2012	2.473628	1.878701	-24.05%	0
2011	3.462839	2.473628	-28.57%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.366751	3.801018	12.90%	0
2012	3.664404	3.366751	-8.12%	0
2011	5.377997	3.664404	-31.86%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.132854	2.222559	-29.06%	0
2012	3.917981	3.132854	-20.04%	0
2011	4.316360	3.917981	-9.23%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	1.837899	1.277208	-30.51%	0
2012	2.306557	1.837899	-20.32%	0
2011	2.618577	2.306557	-11.92%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	2.949293	1.997635	-32.27%	0
2012	3.679145	2.949293	-19.84%	0
2011	4.065489	3.679145	-9.50%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.520565	2.533963	-28.02%	0
2012	4.329656	3.520565	-18.69%	0
2011	4.859535	4.329656	-10.90%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	7.994177	12.215344	52.80%	0
2012	6.795676	7.994177	17.64%	0
2011	9.764235	6.795676	-30.40%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	17.074139	23.817266	39.49%	0
2012	14.368762	17.074139	18.83%	0
2011	14.317870	14.368762	0.36%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	19.588560	28.825873	47.16%	0
2012	16.085882	19.588560	21.77%	0
2011	17.771277	16.085882	-9.48%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	11.987896	21.161832	76.53%	0
2012	9.125279	11.987896	31.37%	0
2011	9.379279	9.125279	-2.71%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	16.402785	21.629001	31.86%	0
2012	14.341606	16.402785	14.37%	0
2011	14.330281	14.341606	0.08%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2013	10.282134	15.005619	45.94%	0
2012	8.587440	10.282134	19.73%	0
2011	8.870371	8.587440	-3.19%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	21.342081	11.266619	-47.21%	0
2012	22.720947	21.342081	-6.07%	0
2011	30.584193	22.720947	-25.71%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	17.372351	17.687358	1.81%	0
2012	14.987370	17.372351	15.91%	0
2011	14.961537	14.987370	0.17%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	16.505873	21.955371	33.02%	0
2012	14.431689	16.505873	14.37%	0
2011	13.991722	14.431689	3.14%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	15.048542	23.372581	55.31%	0
2012	12.582994	15.048542	19.59%	0
2011	14.628512	12.582994	-13.98%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	8.511946	14.066572	65.26%	0
2012	6.716570	8.511946	26.73%	0
2011	7.138777	6.716570	-5.91%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.175783	16.854102	38.42%	0
2012	10.970958	12.175783	10.98%	0
2011	11.323340	10.970958	-3.11%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.061218	17.161609	42.29%	0
2012	10.074748	12.061218	19.72%	0
2011	10.621786	10.074748	-5.15%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	17.305551	22.722880	31.30%	0
2012	15.224472	17.305551	13.67%	0
2011	15.645397	15.224472	-2.69%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	13.267529	17.648711	33.02%	0
2012	11.578859	13.267529	14.58%	0
2011	12.731164	11.578859	-9.05%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	13.975540	19.343689	38.41%	0
2012	12.900233	13.975540	8.34%	0
2011	12.722433	12.900233	1.40%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.134779	16.976804	39.90%	0
2012	10.291844	12.134779	17.91%	0
2011	11.602596	10.291844	-11.30%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.382494	5.115626	-4.96%	0
2012	5.863773	5.382494	-8.21%	0
2011	6.252565	5.863773	-6.22%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	12.280544	16.286388	32.62%	0
2012	11.196403	12.280544	9.68%	0
2011	12.588415	11.196403	-11.06%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.073790	8.138836	15.06%	0
2012	6.887485	7.073790	2.70%	0
2011	8.214467	6.887485	-16.15%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	15.169427	22.383101	47.55%	0
2012	13.171524	15.169427	15.17%	0
2011	15.128956	13.171524	-12.94%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	11.149573	12.409186	11.30%	0
2012	11.257706	11.149573	-0.96%	0
2011	9.882964	11.257706	13.91%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	9.914477	9.437825	-4.81%	0
2012	10.043993	9.914477	-1.29%	0
2011	10.645956	10.043993	-5.65%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.043705	0.44%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.850047	10.590702	-10.63%	0
2012	10.263852	11.850047	15.45%	0
2011*	10.000000	10.263852	2.64%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.503700	10.559343	0.53%	0
2012	8.252730	10.503700	27.28%	0
2011*	10.000000	8.252730	-17.47%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.847602	11.165289	13.38%	0
2012	8.842987	9.847602	11.36%	0
2011*	10.000000	8.842987	-11.57%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.751617	8.392511	8.27%	0
2012	7.655066	7.751617	1.26%	0
2011*	10.000000	7.655066	-23.45%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.488136	9.762933	2.90%	0
2012	9.559913	9.488136	-0.75%	0
2011*	10.000000	9.559913	-4.40%	0

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide Variable Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
14,910 shares (cost $157,251)	$159,834
Global Small Capitalization Fund - Class 4 (AMVGS4)
43,617 shares (cost $1,074,440)	1,115,291
Global Allocation V.I. Fund - Class III (MLVGA3)
1,600,568 shares (cost $23,448,142)	24,936,843
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
107,889 shares (cost $717,540)	678,621
Dynamic VP HY Bond Fund (DXVHY)
161,935 shares (cost $2,563,757)	2,603,465
VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)
8,187 shares (cost $100,012)	99,876
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
71,354 shares (cost $1,582,386)	1,534,816
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
90,030 shares (cost $1,401,994)	1,439,587
The Merger Fund VL (MGRFV)
708 shares (cost $7,707)	7,729
Emerging Markets Debt Portfolio - Class II (MSEMB)
179,360 shares (cost $1,549,871)	1,465,374
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
96,827 shares (cost $991,698)	1,068,001
Global Real Estate Portfolio - Class II (VKVGR2)
288,828 shares (cost $2,762,167)	2,700,542
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
763,847 shares (cost $16,742,212)	18,317,058
Federated NVIT High Income Bond Fund - Class III (HIBF3)
697,242 shares (cost $4,814,781)	4,810,971
NVIT Emerging Markets Fund - Class III (GEM3)
265,687 shares (cost $3,146,339)	3,129,793
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
412,029 shares (cost $4,402,238)	4,598,238
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
659,224 shares (cost $7,583,137)	7,851,358
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
616,564 shares (cost $7,008,323)	7,534,406
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
465,838 shares (cost $5,089,632)	5,058,998
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2,060,802 shares (cost $24,136,333)	24,832,663
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
1,306,756 shares (cost $15,105,874)	15,511,197
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
534,337 shares (cost $6,088,976)	6,182,277
NVIT Core Plus Bond Fund - Class II (NVLCP2)
273,764 shares (cost $3,139,835)	3,046,989
NVIT Nationwide Fund - Class III (TRF3)
140,079 shares (cost $1,574,560)	1,854,648

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Government Bond Fund - Class III (GBF3)
840,345 shares (cost $9,796,263)	9,075,727
American Century NVIT Growth Fund -Class II (CAF2)
6,603 shares (cost $84,060)	86,833
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
519,099 shares (cost $5,159,116)	6,452,405
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)
87,930 shares (cost $1,224,348)	1,328,615
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)
73,079 shares (cost $1,149,401)	1,276,691
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
943,950 shares (cost $9,846,884)	9,911,472
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
1,473,081 shares (cost $15,850,407)	18,943,821
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
529,951 shares (cost $5,540,619)	7,074,842
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
815,887 shares (cost $8,734,757)	9,594,829
NVIT Money Market Fund - Class I (SAM)
70,609 shares (cost $70,609)	70,609
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
257,274 shares (cost $2,812,067)	3,097,584
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
223,565 shares (cost $2,318,160)	2,564,293
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
183,926 shares (cost $2,108,765)	2,403,910
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
218,036 shares (cost $2,321,915)	2,590,267
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
21,767 shares (cost $167,754)	299,518
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
187,608 shares (cost $2,314,067)	2,538,341
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
381,356 shares (cost $4,859,744)	5,049,153
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
72,971 shares (cost $1,482,046)	1,728,677
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
164,915 shares (cost $2,286,217)	2,714,500
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
118,959 shares (cost $2,338,568)	3,283,263
NVIT Multi-Sector Bond Fund - Class I (MSBF)
48,657 shares (cost $445,746)	440,828
NVIT Short Term Bond Fund - Class II (NVSTB2)
644,413 shares (cost $6,758,135)	6,714,779
NVIT Real Estate Fund - Class II (NVRE2)
16,438 shares (cost $149,595)	145,638
NVIT Money Market Fund - Class II (NVMM2)
148,787,170 shares (cost $148,787,170)	148,787,170
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
237,620 shares (cost $2,567,696)	2,763,523

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
67,958 shares (cost $749,751)	817,534
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
563 shares (cost $6,055)	6,045
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
459 shares (cost $4,851)	4,870
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
1,137 shares (cost $12,000)	11,934
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
246,631 shares (cost $2,446,493)	2,486,042
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
1,344,369 shares (cost $14,015,089)	14,102,430
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
1,092,646 shares (cost $10,640,290)	10,653,296
VIT - Unconstrained Bond Portfolio Advisor Class (PMUBA)
26,875 shares (cost $275,508)	275,465
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
92,126 shares (cost $1,175,701)	1,257,513
VP Income & Growth Fund - Class III (ACVIG3)
598,427 shares (cost $4,467,896)	5,487,574
American Century VP Inflation Protection Fund - Class II (ACVIP2)
623,406 shares (cost $7,117,930)	6,514,597
VP Ultra(R) Fund - Class III (ACVU3)
28,191 shares (cost $288,958)	414,408
VP Value Fund - Class III (ACVV3)
1,199,150 shares (cost $8,188,265)	10,132,819
Quality Bond Fund II - Primary Shares (FQB)
448 shares (cost $4,939)	5,123
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
112,897 shares (cost $1,734,630)	1,912,473
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)
257,428 shares (cost $5,818,126)	8,675,310
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
460,412 shares (cost $9,741,798)	10,469,760
VIP Growth Portfolio - Service Class 2 R (FG2R)
303,115 shares (cost $15,150,455)	17,083,575
VIP High Income Portfolio - Service Class 2R (FHI2R)
569,390 shares (cost $3,306,663)	3,211,361
Franklin Income Securities Fund - Class 2 (FTVIS2)
162,841 shares (cost $2,490,511)	2,616,856
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
195,351 shares (cost $4,212,551)	4,461,812
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
845,558 shares (cost $6,425,094)	6,274,041
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
111,672 shares (cost $1,832,799)	2,138,521
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
1,715,364 shares (cost $14,582,887)	14,237,522
Global Securities Fund/VA - Service Class (OVGSS)
34,129 shares (cost $1,344,415)	1,381,208
All Asset Portfolio - Advisor Class (PMVAAD)
997,763 shares (cost $11,487,734)	10,955,439

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
178,427 shares (cost $1,962,341)	1,916,301
Low Duration Portfolio - Advisor Class (PMVLAD)
1,327,107 shares (cost $14,012,338)	14,080,609
Total Return Portfolio - Advisor Class (PMVTRD)
1,817,003 shares (cost $20,615,969)	19,950,696
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
297,356 shares (cost $1,900,441)	1,799,001
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
289,852 shares (cost $4,178,514)	3,895,606
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
424,431 shares (cost $5,731,159)	5,237,482
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
4,974,228 shares (cost $39,825,718)	40,142,018
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
56,458 shares (cost $1,363,945)	1,396,207
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
77,369 shares (cost $797,301)	807,730
VP UltraShort NASDAQ-100 (PROUSN)
227,482 shares (cost $434,490)	427,666
VP Access High Yield Fund (PROAHY)
3,034,021 shares (cost $89,575,742)	91,050,973
VP Asia 30 (PROA30)
48,605 shares (cost $2,662,754)	2,720,901
VP Banks (PROBNK)
99,236 shares (cost $1,544,870)	1,633,431
VP Basic Materials (PROBM)
45,452 shares (cost $2,393,375)	2,519,846
VP Bear (PROBR)
137,433 shares (cost $1,628,655)	1,562,613
VP Biotechnology (PROBIO)
122,623 shares (cost $6,531,492)	7,081,467
VP Bull (PROBL)
275,443 shares (cost $10,392,453)	10,433,770
VP Consumer Goods (PROCG)
27,389 shares (cost $1,328,565)	1,401,205
VP Consumer Services (PROCS)
89,460 shares (cost $4,799,147)	5,108,150
VP Emerging Markets (PROEM)
149,939 shares (cost $3,562,187)	3,580,536
VP Europe 30 (PROE30)
157,684 shares (cost $3,925,138)	4,079,298
VP Financials (PROFIN)
63,536 shares (cost $1,661,193)	1,777,732
VP Health Care (PROHC)
120,150 shares (cost $5,980,180)	6,211,742
VP Industrials (PROIND)
125,757 shares (cost $6,594,497)	7,200,859
VP International (PROINT)
195,658 shares (cost $4,499,190)	4,695,784

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VP Internet (PRONET)
	40,524 shares (cost $3,046,863)	3,265,401
VP Japan (PROJP)
	202,675 shares (cost $3,683,401)	3,830,559
VP NASDAQ-100 (PRON)
	340,750 shares (cost $10,198,607)	10,386,058
VP Oil & Gas (PROOG)
	74,981 shares (cost $3,770,099)	4,009,970
VP Pharmaceuticals (PROPHR)
	92,085 shares (cost $3,068,653)	3,148,374
VP Precious Metals (PROPM)
	93,340 shares (cost $2,138,940)	2,198,167
VP Real Estate (PRORE)
	38,568 shares (cost $2,033,850)	1,968,125
VP Rising Rates Opportunity (PRORRO)
	284,846 shares (cost $2,286,177)	2,315,795
VP Semiconductor (PROSCN)
	12,217 shares (cost $282,484)	297,115
VP Short Emerging Markets (PROSEM)
	20,228 shares (cost $266,572)	262,356
VP Short International (PROSIN)
	40,112 shares (cost $541,037)	515,845
VP Short NASDAQ-100 (PROSN)
	87,231 shares (cost $433,756)	423,071
VP Technology (PROTEC)
	178,085 shares (cost $3,869,848)	4,079,933
VP Telecommunications (PROTEL)
	47,078 shares (cost $413,805)	412,870
VP U.S. Government Plus (PROGVP)
	89,955 shares (cost $1,614,919)	1,593,100
VP UltraNASDAQ-100 (PROUN)
	156,527 shares (cost $8,028,000)	8,062,712
VP Utilities (PROUTL)
	38,102 shares (cost $1,332,593)	1,336,610
Global Managed Futures Strategy (RVMFU)
	169,499 shares (cost $3,177,774)	3,156,078
Variable Fund - Long Short Equity Fund (RSRF)
	543,862 shares (cost $6,683,787)	7,978,451
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
	344,542 shares (cost $12,137,496)	14,563,806
Variable Trust - Banking Fund (RBKF)
	111,378 shares (cost $1,564,274)	1,611,640
Variable Trust - Basic Materials Fund (RBMF)
	197,263 shares (cost $4,917,229)	4,896,072
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
	258,560 shares (cost $6,528,569)	7,580,982
Variable Trust - Biotechnology Fund (RBF)
	164,787 shares (cost $9,109,279)	9,526,361
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
	565,413 shares (cost $14,410,486)	15,158,710
Variable Trust - Commodities Strategy Fund (RVCMD)
	291,593 shares (cost $3,167,268)	3,163,779

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Variable Trust - Consumer Products Fund (RCPF)
137,883 shares (cost $7,615,624)	7,851,073
Variable Trust - Dow 2x Strategy Fund (RVLDD)
88,999 shares (cost $14,164,914)	15,127,209
Variable Trust - Electronics Fund (RELF)
55,161 shares (cost $2,061,607)	2,140,241
Variable Trust - Energy Fund (RENF)
262,480 shares (cost $7,961,305)	8,134,255
Variable Trust - Energy Services Fund (RESF)
352,216 shares (cost $7,924,698)	7,762,839
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
378,381 shares (cost $6,956,276)	7,083,296
Variable Trust - Financial Services Fund (RFSF)
263,634 shares (cost $5,148,122)	5,285,853
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
465,550 shares (cost $5,558,349)	5,256,064
Variable Trust - Health Care Fund (RHCF)
276,206 shares (cost $12,485,593)	13,506,459
Variable Trust - Internet Fund (RINF)
382,063 shares (cost $7,673,475)	8,210,539
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
379,044 shares (cost $1,760,885)	1,652,634
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
1,163,810 shares (cost $12,328,960)	12,394,577
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
55,985 shares (cost $719,419)	694,218
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
96,149 shares (cost $601,851)	589,392
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
122,344 shares (cost $1,332,041)	1,327,435
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
103,410 shares (cost $2,050,116)	2,017,524
Variable Trust - Japan 2x Strategy Fund (RLCJ)
87,106 shares (cost $2,417,348)	2,492,093
Variable Trust - Leisure Fund (RLF)
51,489 shares (cost $4,126,986)	4,912,607
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
137,473 shares (cost $4,562,389)	4,876,176
Variable Fund - Multi-Hedge Strategies (RVARS)
310,452 shares (cost $6,996,736)	7,062,775
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
457,653 shares (cost $19,504,936)	20,772,869
Variable Trust - NASDAQ-100(R) Fund (ROF)
634,340 shares (cost $18,464,685)	19,264,901
Variable Trust - Nova Fund (RNF)
216,583 shares (cost $28,432,443)	28,504,447
Variable Trust - Precious Metals Fund (RPMF)
1,425,034 shares (cost $10,462,507)	9,533,476
Variable Trust - Real Estate Fund (RREF)
241,146 shares (cost $7,599,969)	7,335,656

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Variable Trust - Retailing Fund (RRF)
226,289 shares (cost $4,728,482)	4,609,506
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
115,784 shares (cost $5,678,554)	5,994,130
Variable Trust - S&P 500 2x Strategy Fund (RTF)
66,279 shares (cost $14,550,088)	15,631,197
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
850,129 shares (cost $37,037,771)	40,474,631
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
309,175 shares (cost $39,626,007)	43,034,038
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
822,521 shares (cost $34,511,879)	35,384,847
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
176,807 shares (cost $20,186,666)	20,702,324
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
652,264 shares (cost $28,304,994)	29,782,357
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
89,668 shares (cost $12,766,032)	14,186,397
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
70,708 shares (cost $817,687)	808,895
Variable Trust - Technology Fund (RTEC)
482,392 shares (cost $5,820,128)	6,237,333
Variable Trust - Telecommunications Fund (RTEL)
98,443 shares (cost $993,342)	1,042,516
Variable Trust - Transportation Fund (RTRF)
391,969 shares (cost $8,994,276)	9,713,002
Variable Trust - Utilities Fund (RUTL)
202,798 shares (cost $4,284,400)	4,236,440
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
26,169 shares (cost $623,500)	623,352
SBL Fund - Series F (Floating Rate Strategies Series) (GVFRB)
175,759 shares (cost $4,435,591)	4,502,950
Series M (Macro Opportunities Series) (GSBLMO)
940 shares (cost $23,617)	23,721
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
125,215 shares (cost $3,679,903)	3,930,513
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
161,239 shares (cost $1,597,070)	1,665,600
Variable Insurance Portfolios - Asset Strategy (WRASP)
2,323,946 shares (cost $26,928,056)	30,789,032

Total Investments	$1,358,678,343

Accounts Recievable-NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	3

Other Accounts Payable	(13,454)
Accounts Payable-Quality Bond Fund II - Primary Shares (FQB)	(7)

$1,358,664,885

Contract Owners’ Equity:
Accumulation units	1,358,551,505
Contracts in payout (annuitization) period (note 1f)	113,380

Total Contract Owners’ Equity (note 5)	$1,358,664,885

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	AAEIP3	AMVGS4	MLVGA3	CSCRS	DXVHY	IVBRA2	LZREMS
Reinvested dividends	$13,779,690	-	823	249,483	-	443,139	-	21,299
Mortality and expense risk charges (note 2)	(17,857,355)	(105)	(4,571)	(293,178)	(10,595)	(243,389)	(28)	(7,849)

Net investment income (loss)	(4,077,665)	(105)	(3,748)	(43,695)	(10,595)	199,750	(28)	13,450

Realized gain (loss) on investments	64,019,070	24	41,116	175,685	(57,091)	568,759	(344)	56,819
Change in unrealized gain (loss) on investments	44,182,999	2,583	40,851	1,440,776	(42,438)	(729,997)	(137)	(47,569)

Net gain (loss) on investments	108,202,069	2,607	81,967	1,616,461	(99,529)	(161,238)	(481)	9,250

Reinvested capital gains	17,616,463	-	-	967,072	-	-	-	8,864

Net increase (decrease) in contract owners’ equity resulting from operations	$121,740,867	2,502	78,219	2,539,838	(110,124)	38,512	(509)	31,564

Investment Activity:	MVGTAS	MGRFV	MSEMB	MSVGT2	VKVGR2	GVAAA2	HIBF3	GEM3
Reinvested dividends	$31,711	26	36,561	571	79,763	191,588	315,069	29,311
Mortality and expense risk charges (note 2)	(13,779)	(17)	(18,022)	(10,002)	(34,769)	(188,743)	(79,942)	(46,186)

Net investment income (loss)	17,932	9	18,539	(9,431)	44,994	2,845	235,127	(16,875)

Realized gain (loss) on investments	34,118	12	(13,421)	33,056	111,497	756,557	123,345	(189,727)
Change in unrealized gain (loss) on investments	16,629	22	(147,342)	69,608	(188,156)	1,373,775	(53,091)	(41,430)

Net gain (loss) on investments	50,747	34	(160,763)	102,664	(76,659)	2,130,332	70,254	(231,157)

Reinvested capital gains	-	-	11,377	-	-	3,562	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$68,679	43	(130,847)	93,233	(31,665)	2,136,739	305,381	(248,032)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVLCP2
Reinvested dividends	$49,097	82,983	100,765	103,822	370,635	209,757	102,402	52,210
Mortality and expense risk charges (note 2)	(31,314)	(46,158)	(68,802)	(94,685)	(207,186)	(113,248)	(70,009)	(68,767)

Net investment income (loss)	17,783	36,825	31,963	9,137	163,449	96,509	32,393	(16,557)

Realized gain (loss) on investments	159,803	103,929	142,754	159,717	789,283	583,547	165,771	(234,457)
Change in unrealized gain (loss) on investments	193,914	184,791	452,184	(101,140)	547,617	324,514	54,126	(4,088)

Net gain (loss) on investments	353,717	288,720	594,938	58,577	1,336,900	908,061	219,897	(238,545)

Reinvested capital gains	92,189	86,788	162,752	133,008	531,642	592,148	119,773	64,393

Net increase (decrease) in contract owners’ equity resulting from operations	$463,689	412,333	789,653	200,722	2,031,991	1,596,718	372,063	(190,709)

Investment Activity:	TRF3	GBF3	CAF2	GVIDA6	NVDBL6	NVDCA6	GVIDC6	GVIDM6
Reinvested dividends	$22,038	189,229	459	100,194	20,142	21,265	168,877	294,285
Mortality and expense risk charges (note 2)	(18,717)	(184,403)	(304)	(74,226)	(13,772)	(16,172)	(188,026)	(281,517)

Net investment income (loss)	3,321	4,826	155	25,968	6,370	5,093	(19,149)	12,768

Realized gain (loss) on investments	133,648	(638,445)	2,038	361,708	17,260	51,028	494,868	1,842,849
Change in unrealized gain (loss) on investments	216,452	(279,594)	2,773	739,105	83,045	87,182	(294,064)	815,971

Net gain (loss) on investments	350,100	(918,039)	4,811	1,100,813	100,305	138,210	200,804	2,658,820

Reinvested capital gains	-	122,098	-	-	9,029	16,740	146,841	-

Net increase (decrease) in contract owners’ equity resulting from operations	$353,421	(791,115)	4,966	1,126,781	115,704	160,043	328,496	2,671,588

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	GVDMA6	GVDMC6	SAM	NVMIG6	GVDIV6	NVMLG2	NVMLV2	NVMMG1
Reinvested dividends	$113,868	150,444	-	19,794	38,247	10,834	25,617	-
Mortality and expense risk charges (note 2)	(89,135)	(176,962)	(967)	(34,313)	(25,105)	(24,195)	(27,847)	(4,224)

Net investment income (loss)	24,733	(26,518)	(967)	(14,519)	13,142	(13,361)	(2,230)	(4,224)

Realized gain (loss) on investments	393,285	1,039,062	59	166,912	61,247	71,590	186,676	52,458
Change in unrealized gain (loss) on investments	802,612	(184,632)	-	215,241	214,872	277,293	199,992	29,612

Net gain (loss) on investments	1,195,897	854,430	59	382,153	276,119	348,883	386,668	82,070

Reinvested capital gains	-	119,799	-	-	-	128,436	89,414	19,304

Net increase (decrease) in contract owners’ equity resulting from operations	$1,220,630	947,711	(908)	367,634	289,261	463,958	473,852	97,150

Investment Activity:	NVMMG2	NVMMV2	SCGF3	SCVF3	SCF3	MSBF	NVSTB2	NVRE2
Reinvested dividends	$-	53,701	-	19,965	4,216	4,929	75,165	1,528
Mortality and expense risk charges (note 2)	(37,735)	(62,835)	(16,084)	(25,164)	(39,529)	(1,657)	(82,206)	(705)

Net investment income (loss)	(37,735)	(9,134)	(16,084)	(5,199)	(35,313)	3,272	(7,041)	823

Realized gain (loss) on investments	320,648	724,313	67,646	227,309	316,079	(12,540)	(28,522)	(9,345)
Change in unrealized gain (loss) on investments	289,280	217,420	238,461	350,957	659,248	(4,918)	(27,046)	(3,957)

Net gain (loss) on investments	609,928	941,733	306,107	578,266	975,327	(17,458)	(55,568)	(13,302)

Reinvested capital gains	156,933	212,019	62,063	-	-	-	7,089	5,721

Net increase (decrease) in contract owners’ equity resulting from operations	$729,126	1,144,618	352,086	573,067	940,014	(14,186)	(55,520)	(6,758)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVMM2	NVLM2	NVLCA2	NCPG2	IDPG2	IDPGI2	NOVMH2	NOVPI2
Reinvested dividends	$-	19,023	-	92	74	185	-	183,896
Mortality and expense risk charges (note 2)	(3,164,691)	(16,832)	(4,626)	(12)	(6)	(15)	(34,371)	(256,881)

Net investment income (loss)	(3,164,691)	2,191	(4,626)	80	68	170	(34,371)	(72,985)

Realized gain (loss) on investments	-	5,959	491	(6)	-	-	(11,343)	544,953
Change in unrealized gain (loss) on investments	-	195,827	67,783	(9)	19	(65)	62,312	(151,428)

Net gain (loss) on investments	-	201,786	68,274	(15)	19	(65)	50,969	393,525

Reinvested capital gains	-	14,561	1,789	52	6	37	-	158,970

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,164,691)	218,538	65,437	117	93	142	16,598	479,510

Investment Activity:	NOTBBA	PMUBA	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3	FQB
Reinvested dividends	$-	48	24,116	110,353	127,809	1,995	130,543	214
Mortality and expense risk charges (note 2)	(46,089)	(63)	(10,591)	(66,638)	(120,273)	(4,870)	(104,426)	(66)

Net investment income (loss)	(46,089)	(15)	13,525	43,715	7,536	(2,875)	26,117	148

Realized gain (loss) on investments	(37,614)	(48)	40,951	613,441	(497,607)	31,386	503,743	3
Change in unrealized gain (loss) on investments	13,006	(43)	78,668	708,558	(696,245)	85,382	1,412,957	(164)

Net gain (loss) on investments	(24,608)	(91)	119,619	1,321,999	(1,193,852)	116,768	1,916,700	(161)

Reinvested capital gains	-	88	-	-	312,601	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(70,697)	(18)	133,144	1,365,714	(873,715)	113,893	1,942,817	(13)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FAM2	FC2R	FEI2R	FG2R	FHI2R	FTVIS2	FTVMD2	FTVFA2
Reinvested dividends	$23,486	67,668	224,529	28,488	164,935	10,368	10,600	439,113
Mortality and expense risk charges (note 2)	(19,500)	(108,755)	(110,642)	(118,040)	(39,326)	(13,754)	(13,423)	(61,242)

Net investment income (loss)	3,986	(41,087)	113,887	(89,552)	125,609	(3,386)	(2,823)	377,871

Realized gain (loss) on investments	42,549	919,872	315,073	874,747	(41,253)	(12,698)	17,533	165,806
Change in unrealized gain (loss) on investments	151,416	1,153,511	570,118	1,630,072	(53,011)	126,345	249,261	(283,909)

Net gain (loss) on investments	193,965	2,073,383	885,191	2,504,819	(94,264)	113,647	266,794	(118,103)

Reinvested capital gains	4,370	2,333	630,416	10,496	-	-	44,056	640,381

Net increase (decrease) in contract owners’ equity resulting from operations	$202,321	2,034,629	1,629,494	2,425,763	31,345	110,261	308,027	900,149

Investment Activity:	SBVI	LPWHY2	OVGSS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD
Reinvested dividends	$32,145	782,864	55	522,368	38,655	188,891	529,672	35,046
Mortality and expense risk charges (note 2)	(26,317)	(84,900)	(5,503)	(188,054)	(29,280)	(221,616)	(402,875)	(31,314)

Net investment income (loss)	5,828	697,964	(5,448)	334,314	9,375	(32,725)	126,797	3,732

Realized gain (loss) on investments	2,168	8,582	111,215	92,788	(226,040)	(195,558)	(880,064)	(494,757)
Change in unrealized gain (loss) on investments	437,256	(345,365)	36,792	(686,985)	(26,223)	10,925	(530,567)	129,124

Net gain (loss) on investments	439,424	(336,783)	148,007	(594,197)	(252,263)	(184,633)	(1,410,631)	(365,633)

Reinvested capital gains	95,478	-	-	-	19,818	-	174,967	-

Net increase (decrease) in contract owners’ equity resulting from operations	$540,730	361,181	142,559	(259,883)	(223,070)	(217,358)	(1,108,867)	(361,901)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2	PROUSN	PROAHY	PROA30
Reinvested dividends	$405,205	46,200	2,220,244	10,702	78,266	-	1,564,120	466
Mortality and expense risk charges (note 2)	(110,308)	(71,559)	(566,190)	(17,224)	(22,108)	(17,016)	(779,657)	(21,025)

Net investment income (loss)	294,897	(25,359)	1,654,054	(6,522)	56,158	(17,016)	784,463	(20,559)

Realized gain (loss) on investments	(322,048)	(254,881)	820,865	(53,079)	(65,307)	(851,996)	(7,493)	53,721
Change in unrealized gain (loss) on investments	(915,097)	(270,908)	(1,000,671)	(23,262)	25,519	(1,110)	2,062,411	27,258

Net gain (loss) on investments	(1,237,145)	(525,789)	(179,806)	(76,341)	(39,788)	(853,106)	2,054,918	80,979

Reinvested capital gains	31,574	36,913	-	-	124,389	-	1,802,745	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(910,674)	(514,235)	1,474,248	(82,863)	140,759	(870,122)	4,642,126	60,420

Investment Activity:	PROBNK	PROBM	PROBR	PROBIO	PROBL	PROCG	PROCS	PROEM
Reinvested dividends	$5,122	14,597	-	-	-	12,331	3,843	14,448
Mortality and expense risk charges (note 2)	(30,116)	(28,597)	(40,045)	(72,268)	(141,879)	(22,612)	(35,493)	(55,714)

Net investment income (loss)	(24,994)	(14,000)	(40,045)	(72,268)	(141,879)	(10,281)	(31,650)	(41,266)

Realized gain (loss) on investments	232,867	232,971	(934,894)	1,619,902	2,236,482	234,226	326,680	(82,581)
Change in unrealized gain (loss) on investments	37,916	82,649	(41,502)	640,287	(144,610)	64,045	280,122	(184,909)

Net gain (loss) on investments	270,783	315,620	(976,396)	2,260,189	2,091,872	298,271	606,802	(267,490)

Reinvested capital gains	-	-	-	-	88,396	-	4,356	-

Net increase (decrease) in contract owners’ equity resulting from operations	$245,789	301,620	(1,016,441)	2,187,921	2,038,389	287,990	579,508	(308,756)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	PROE30	PROFIN	PROHC	PROIND	PROINT	PRONET	PROJP	PRON
Reinvested dividends	$7,301	4,660	11,602	9,306	-	-	-	-
Mortality and expense risk charges (note 2)	(26,733)	(22,858)	(57,070)	(47,482)	(50,275)	(24,637)	(65,864)	(61,552)

Net investment income (loss)	(19,432)	(18,198)	(45,468)	(38,176)	(50,275)	(24,637)	(65,864)	(61,552)

Realized gain (loss) on investments	315,069	127,715	698,137	531,348	178,589	323,272	976,884	1,150,517
Change in unrealized gain (loss) on investments	94,799	107,653	233,035	582,633	37,134	211,946	114,740	187,545

Net gain (loss) on investments	409,868	235,368	931,172	1,113,981	215,723	535,218	1,091,624	1,338,062

Reinvested capital gains	-	-	-	-	199,907	88,106	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$390,436	217,170	885,704	1,075,805	365,355	598,687	1,025,760	1,276,510

Investment Activity:	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSCN	PROSEM	PROSIN
Reinvested dividends	$16,494	35,881	-	32,896	-	638	-	-
Mortality and expense risk charges (note 2)	(54,046)	(26,970)	(38,472)	(46,556)	(32,416)	(3,397)	(10,282)	(17,090)

Net investment income (loss)	(37,552)	8,911	(38,472)	(13,660)	(32,416)	(2,759)	(10,282)	(17,090)

Realized gain (loss) on investments	332,046	143,087	(1,401,346)	(19,451)	225,740	92,588	(205,980)	(178,548)
Change in unrealized gain (loss) on investments	273,605	100,994	283,161	(12,755)	26,570	15,235	24,886	(1,835)

Net gain (loss) on investments	605,651	244,081	(1,118,185)	(32,206)	252,310	107,823	(181,094)	(180,383)

Reinvested capital gains	146,333	97,347	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$714,432	350,339	(1,156,657)	(45,866)	219,894	105,064	(191,376)	(197,473)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	PROSN	PROTEC	PROTEL	PROGVP	PROUN	PROUTL	RVMFU	RSRF
Reinvested dividends	$-	-	16,783	7,338	-	54,425	-	210
Mortality and expense risk charges (note 2)	(13,404)	(32,561)	(10,404)	(71,917)	(30,974)	(30,116)	(47,472)	(97,714)

Net investment income (loss)	(13,404)	(32,561)	6,379	(64,579)	(30,974)	24,309	(47,472)	(97,504)

Realized gain (loss) on investments	(348,186)	239,879	(142,268)	(1,098,956)	1,331,361	108,802	(463,482)	156,783
Change in unrealized gain (loss) on investments	(10,113)	274,000	115,045	(21,414)	(14,280)	(540)	533,137	966,197

Net gain (loss) on investments	(358,299)	513,879	(27,223)	(1,120,370)	1,317,081	108,262	69,655	1,122,980

Reinvested capital gains	-	-	25,407	303,700	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(371,703)	481,318	4,563	(881,249)	1,286,107	132,571	22,183	1,025,476

Investment Activity:	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR	RVCMD	RCPF
Reinvested dividends	$1,927	14,350	34,361	101,315	-	213,498	-	93,277
Mortality and expense risk charges (note 2)	(178,457)	(36,211)	(76,886)	(102,831)	(125,599)	(217,471)	(52,691)	(114,583)

Net investment income (loss)	(176,530)	(21,861)	(42,525)	(1,516)	(125,599)	(3,973)	(52,691)	(21,306)

Realized gain (loss) on investments	659,201	337,442	(508,850)	447,195	2,656,261	645,935	(78,601)	1,584,161
Change in unrealized gain (loss) on investments	1,861,640	(50,235)	58,743	607,293	523,250	150,597	(66,206)	267,878

Net gain (loss) on investments	2,520,841	287,207	(450,107)	1,054,488	3,179,511	796,532	(144,807)	1,852,039

Reinvested capital gains	-	186,293	244,947	-	-	323,037	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,344,311	451,639	(247,685)	1,052,972	3,053,912	1,115,596	(197,498)	1,830,733

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	RVLDD	RELF	RENF	RESF	RLCE	RFSF	RUGB	RHCF
Reinvested dividends	$-	5,126	16,740	-	8,983	27,832	148,513	21,510
Mortality and expense risk charges (note 2)	(139,986)	(27,731)	(119,585)	(95,266)	(58,132)	(81,139)	(242,546)	(153,482)

Net investment income (loss)	(139,986)	(22,605)	(102,845)	(95,266)	(49,149)	(53,307)	(94,033)	(131,972)

Realized gain (loss) on investments	3,438,553	580,935	857,325	931,288	629,819	1,196,595	(10,076,113)	2,474,699
Change in unrealized gain (loss) on investments	916,252	14,646	748,448	157,143	(60,307)	34,793	(181,154)	1,029,362

Net gain (loss) on investments	4,354,805	595,581	1,605,773	1,088,431	569,512	1,231,388	(10,257,267)	3,504,061

Reinvested capital gains	-	-	119,075	283,573	-	-	1,193,928	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,214,819	572,976	1,622,003	1,276,738	520,363	1,178,081	(9,157,372)	3,372,089

Investment Activity:	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF	RLCJ
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(69,123)	(51,467)	(95,905)	(14,202)	(20,299)	(25,452)	(62,514)	(37,709)

Net investment income (loss)	(69,123)	(51,467)	(95,905)	(14,202)	(20,299)	(25,452)	(62,514)	(37,709)

Realized gain (loss) on investments	867,754	(1,769,502)	158,167	(244,138)	(502,351)	(685,042)	(1,514,696)	648,771
Change in unrealized gain (loss) on investments	904,614	(153,594)	113,156	(17,759)	(2,299)	15,531	31,871	49,475

Net gain (loss) on investments	1,772,368	(1,923,096)	271,323	(261,897)	(504,650)	(669,511)	(1,482,825)	698,246

Reinvested capital gains	144,734	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,847,979	(1,974,563)	175,418	(276,099)	(524,949)	(694,963)	(1,545,339)	660,537

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	RLF	RMED	RVARS	RVF	ROF	RNF	RPMF	RREF
Reinvested dividends	$32,140	-	-	-	-	11,329	127,049	213,020
Mortality and expense risk charges (note 2)	(76,050)	(74,433)	(100,772)	(146,187)	(130,828)	(165,189)	(188,243)	(150,088)

Net investment income (loss)	(43,910)	(74,433)	(100,772)	(146,187)	(130,828)	(153,860)	(61,194)	62,932

Realized gain (loss) on investments	1,385,348	1,653,950	190,507	3,683,148	2,877,102	4,857,923	(10,909,563)	600,129
Change in unrealized gain (loss) on investments	477,732	139,312	(75,720)	1,362,512	761,861	(266,949)	1,267,214	(371,515)

Net gain (loss) on investments	1,863,080	1,793,262	114,787	5,045,660	3,638,963	4,590,974	(9,642,349)	228,614

Reinvested capital gains	-	-	-	1,814,037	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,819,170	1,718,829	14,015	6,713,510	3,508,135	4,437,114	(9,703,543)	291,546

Investment Activity:	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG
Reinvested dividends	$593	-	-	-	-	-	15,797	-
Mortality and expense risk charges (note 2)	(50,941)	(92,440)	(166,574)	(450,880)	(401,183)	(390,580)	(230,166)	(304,450)

Net investment income (loss)	(50,348)	(92,440)	(166,574)	(450,880)	(401,183)	(390,580)	(214,369)	(304,450)

Realized gain (loss) on investments	798,708	2,501,384	5,084,346	6,154,278	4,936,907	1,172,344	2,920,051	3,607,947
Change in unrealized gain (loss) on investments	(119,375)	246,587	1,081,013	3,284,925	2,931,792	2,615,495	235,438	1,418,422

Net gain (loss) on investments	679,333	2,747,971	6,165,359	9,439,203	7,868,699	3,787,839	3,155,489	5,026,369

Reinvested capital gains	414,916	-	-	-	-	2,460,732	-	1,443,441

Net increase (decrease) in contract owners’ equity resulting from operations	$1,043,901	2,655,531	5,998,785	8,988,323	7,467,516	5,857,991	2,941,120	6,165,360

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL	GVFRB
Reinvested dividends	$51,787	-	-	24,651	-	167,299	-	-
Mortality and expense risk charges (note 2)	(158,159)	(16,687)	(69,183)	(15,353)	(105,857)	(76,070)	(7,580)	(32,883)

Net investment income (loss)	(106,372)	(16,687)	(69,183)	9,298	(105,857)	91,229	(7,580)	(32,883)

Realized gain (loss) on investments	1,956,823	(138,329)	751,386	103,880	2,256,698	430,793	(39,910)	43,993
Change in unrealized gain (loss) on investments	1,241,525	45,008	716,074	52,697	467,263	35,374	407	67,360

Net gain (loss) on investments	3,198,348	(93,321)	1,467,460	156,577	2,723,961	466,167	(39,503)	111,353

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,091,976	(110,008)	1,398,277	165,875	2,618,104	557,396	(47,083)	78,470

Investment Activity:	GSBLMO	VWHA	VWAR	WRASP	RVAAS	RVACS	RVAMS	RVDFA
Reinvested dividends	$-	15,037	-	269,911	7,859	44,535	35,130	-
Mortality and expense risk charges (note 2)	(28)	(44,612)	(32,041)	(331,045)	(9,605)	(23,799)	(39,760)	(108,734)

Net investment income (loss)	(28)	(29,575)	(32,041)	(61,134)	(1,746)	20,736	(4,630)	(108,734)

Realized gain (loss) on investments	-	1,814	6,702	2,467,510	62,397	151,787	375,116	1,131,888
Change in unrealized gain (loss) on investments	105	229,262	64,314	2,588,277	3,317	(81,771)	(83,431)	448,399

Net gain (loss) on investments	105	231,076	71,016	5,055,787	65,714	70,016	291,685	1,580,287

Reinvested capital gains	-	42,986	16,118	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$77	244,487	55,093	4,994,653	63,968	90,752	287,055	1,471,553

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	RVDSR
Reinvested dividends	$-
Mortality and expense risk charges (note 2)	(133,480)

Net investment income (loss)	(133,480)

Realized gain (loss) on investments	2,701,315
Change in unrealized gain (loss) on investments	(649,204)

Net gain (loss) on investments	2,052,111

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,918,631

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		AAEIP3		AMVGS4		MLVGA3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(4,077,665)	(3,575,782)	(105)	-	(3,748)	-	(43,695)	(26,058)
Realized gain (loss) on investments	64,019,070	28,986,791	24	-	41,116	-	175,685	(187,107)
Change in unrealized gain (loss) on investments	44,182,999	18,107,651	2,583	-	40,851	-	1,440,776	1,842,464
Reinvested capital gains	17,616,463	18,501,679	-	-	-	-	967,072	62,011

Net increase (decrease) in contract owners’ equity resulting from operations	121,740,867	62,020,339	2,502	-	78,219	-	2,539,838	1,691,310

Equity transactions:
Purchase payments received from contract owners (note 3)	294,458,646	201,408,291	12,859	-	238,694	-	3,156,303	1,265,617
Transfers between funds	-	-	144,478	-	800,223	-	2,679,345	(3,443,930)
Redemptions (note 3)	(203,208,338)	(174,982,576)	-	-	(1,840)	-	(2,197,328)	(2,652,714)
Annuity benefits	(5,930)	(35,006)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,264)	(1,481)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(792,711)	(1,136,874)	-	-	-	-	(6,703)	(14,621)
Adjustments to maintain reserves	(20,232)	(1,206)	3	-	(6)	-	(223)	(81)

Net equity transactions	90,430,171	25,251,148	157,340	-	1,037,071	-	3,631,394	(4,845,729)

Net change in contract owners’ equity	212,171,038	87,271,487	159,842	-	1,115,290	-	6,171,232	(3,154,419)
Contract owners’ equity beginning of period	1,146,493,847	1,059,222,360	-	-	-	-	18,765,559	21,919,978

Contract owners’ equity end of period	$1,358,664,885	1,146,493,847	159,842	-	1,115,290	-	24,936,791	18,765,559

CHANGES IN UNITS:
Beginning units	105,261,098	101,178,798	-	-	-	-	1,703,212	2,154,758
Units purchased	851,997,208	712,984,447	15,481	-	195,979	-	1,006,686	991,209
Units redeemed	(850,274,638)	(708,902,147)	(65)	-	(98,789)	-	(689,041)	(1,442,755)

Ending units	106,983,668	105,261,098	15,416	-	97,190	-	2,020,857	1,703,212

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	CSCRS		DXVHY		IVBRA2		LZREMS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(10,595)	(26,776)	199,750	319,901	(28)	-	13,450	-
Realized gain (loss) on investments	(57,091)	(473,132)	568,759	267,554	(344)	-	56,819	-
Change in unrealized gain (loss) on investments	(42,438)	484,460	(729,997)	769,705	(137)	-	(47,569)	-
Reinvested capital gains	-	-	-	-	-	-	8,864	-

Net increase (decrease) in contract owners’ equity resulting from operations	(110,124)	(15,448)	38,512	1,357,160	(509)	-	31,564	-

Equity transactions:
Purchase payments received from contract owners (note 3)	99,808	280,959	589,807	742,536	12,188	-	404,836	-
Transfers between funds	(31,220)	(1,635,005)	(32,126,407)	36,297,775	88,197	-	1,105,242	-
Redemptions (note 3)	(37,405)	(121,042)	(1,354,260)	(2,958,142)	-	-	(6,797)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(111)	(612)	(5,007)	(1,991)	-	-	(24)	-
Adjustments to maintain reserves	(16)	(83)	(85)	23,570	(12)	-	(3)	-

Net equity transactions	31,056	(1,475,783)	(32,895,952)	34,103,748	100,373	-	1,503,254	-

Net change in contract owners’ equity	(79,068)	(1,491,231)	(32,857,440)	35,460,908	99,864	-	1,534,818	-
Contract owners’ equity beginning of period	757,682	2,248,913	35,460,908	-	-	-	-	-

Contract owners’ equity end of period	$678,614	757,682	2,603,468	35,460,908	99,864	-	1,534,818	-

CHANGES IN UNITS:
Beginning units	76,969	220,959	3,380,507	-	-	-	-	-
Units purchased	83,445	72,732	3,156,592	6,371,012	14,066	-	256,179	-
Units redeemed	(82,511)	(216,722)	(6,293,891)	(2,990,505)	(4,085)	-	(100,406)	-

Ending units	77,903	76,969	243,208	3,380,507	9,981	-	155,773	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MVGTAS		MGRFV		MSEMB		MSVGT2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$17,932	1,389	9	-	18,539	3,820	(9,431)	929
Realized gain (loss) on investments	34,118	3,535	12	-	(13,421)	45,459	33,056	11,345
Change in unrealized gain (loss) on investments	16,629	21,086	22	-	(147,342)	51,839	69,608	6,030
Reinvested capital gains	-	-	-	-	11,377	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	68,679	26,010	43	-	(130,847)	101,118	93,233	18,304

Equity transactions:
Purchase payments received from contract owners (note 3)	507,589	201,822	5,000	-	941,983	200,984	397,922	167,073
Transfers between funds	324,082	358,860	2,686	-	(597,230)	743,435	386,811	(8,118)
Redemptions (note 3)	(126,168)	(20,978)	-	-	(146,374)	(33,184)	(38,983)	(3,039)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(495)	(14)	-	-	(1,549)	(380)	(831)	-
Adjustments to maintain reserves	(28)	(26)	-	-	(22)	(45)	(38)	7

Net equity transactions	704,980	539,664	7,686	-	196,808	910,810	744,881	155,923

Net change in contract owners’ equity	773,659	565,674	7,729	-	65,961	1,011,928	838,114	174,227
Contract owners’ equity beginning of period	665,915	100,241	-	-	1,399,443	387,515	229,892	55,665

Contract owners’ equity end of period	$1,439,574	665,915	7,729	-	1,465,404	1,399,443	1,068,006	229,892

CHANGES IN UNITS:
Beginning units	65,019	10,601	-	-	116,382	37,475	23,083	6,278
Units purchased	129,559	70,071	1,083	-	172,040	132,722	342,927	38,414
Units redeemed	(62,312)	(15,653)	(314)	-	(152,093)	(53,815)	(271,783)	(21,609)

Ending units	132,266	65,019	769	-	136,329	116,382	94,227	23,083

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VKVGR2		GVAAA2		HIBF3		GEM3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$44,994	(6,401)	2,845	(8,546)	235,127	6,925	(16,875)	(13,659)
Realized gain (loss) on investments	111,497	30,630	756,557	158,965	123,345	4,409,338	(189,727)	(134,917)
Change in unrealized gain (loss) on investments	(188,156)	127,981	1,373,775	203,756	(53,091)	(265,126)	(41,430)	356,961
Reinvested capital gains	-	-	3,562	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(31,665)	152,210	2,136,739	354,175	305,381	4,151,137	(248,032)	208,385

Equity transactions:
Purchase payments received from contract owners (note 3)	1,493,254	184,890	3,696,504	908,029	38,814	2,280,194	942,277	667,920
Transfers between funds	(196,874)	1,186,152	8,677,724	3,512,172	(1,441,463)	(66,219,161)	913,407	197,693
Redemptions (note 3)	(132,569)	(38,500)	(1,097,516)	(702,273)	(519,212)	(3,181,170)	(407,946)	(387,191)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(800)	-	(22,456)	(1,418)	(3,947)	(4,896)	(415)	(1,198)
Adjustments to maintain reserves	(63)	(70)	(71)	(51)	(85)	(98)	(71)	(61)

Net equity transactions	1,162,948	1,332,472	11,254,185	3,716,459	(1,925,893)	(67,125,131)	1,447,252	477,163

Net change in contract owners’ equity	1,131,283	1,484,682	13,390,924	4,070,634	(1,620,512)	(62,973,994)	1,199,220	685,548
Contract owners’ equity beginning of period	1,569,234	84,552	4,926,147	855,513	6,431,471	69,405,465	1,930,557	1,245,009

Contract owners’ equity end of period	$2,700,517	1,569,234	18,317,071	4,926,147	4,810,959	6,431,471	3,129,777	1,930,557

CHANGES IN UNITS:
Beginning units	147,631	10,187	463,618	91,567	435,367	5,343,722	190,632	134,567
Units purchased	229,386	174,323	1,556,647	768,579	19,496	746,356	770,468	157,419
Units redeemed	(124,469)	(36,879)	(598,199)	(396,528)	(146,785)	(5,654,711)	(648,761)	(101,354)

Ending units	252,548	147,631	1,422,066	463,618	308,078	435,367	312,339	190,632

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCRA2		NVCRB2		NVCCA2		NVCCN2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$17,783	(2,657)	36,825	(204)	31,963	(3,322)	9,137	29,858
Realized gain (loss) on investments	159,803	(12,046)	103,929	3,865	142,754	(7,788)	159,717	64,722
Change in unrealized gain (loss) on investments	193,914	45,084	184,791	172,460	452,184	191,856	(101,140)	164,371
Reinvested capital gains	92,189	16,919	86,788	34,084	162,752	36,736	133,008	118,010

Net increase (decrease) in contract owners’ equity resulting from operations	463,689	47,300	412,333	210,205	789,653	217,482	200,722	376,961

Equity transactions:
Purchase payments received from contract owners (note 3)	225,421	113,306	4,150,596	841,090	4,037,718	189,440	880,424	466,830
Transfers between funds	3,762,622	(297,712)	1,126,906	(192,391)	467,997	638,861	(1,671,436)	2,319,524
Redemptions (note 3)	(50,170)	(27,167)	(346,137)	(358,101)	(309,147)	(208,082)	(1,828,724)	(1,334,234)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,915)	-	(43)	(8,008)	(41)	(1,628)	(1,878)	(16,308)
Adjustments to maintain reserves	(40)	1	(40)	(66)	(89)	(32)	(90)	(75)

Net equity transactions	3,935,918	(211,572)	4,931,282	282,524	4,196,438	618,559	(2,621,704)	1,435,737

Net change in contract owners’ equity	4,399,607	(164,272)	5,343,615	492,729	4,986,091	836,041	(2,420,982)	1,812,698
Contract owners’ equity beginning of period	198,613	362,885	2,507,709	2,014,980	2,548,266	1,712,225	7,479,943	5,667,245

Contract owners’ equity end of period	$4,598,220	198,613	7,851,324	2,507,709	7,534,357	2,548,266	5,058,961	7,479,943

CHANGES IN UNITS:
Beginning units	17,631	36,757	217,237	189,389	225,897	168,205	685,218	547,754
Units purchased	874,594	17,975	521,385	196,189	402,431	138,502	502,734	595,548
Units redeemed	(574,475)	(37,101)	(117,611)	(168,341)	(66,946)	(80,810)	(737,957)	(458,084)

Ending units	317,750	17,631	621,011	217,237	561,382	225,897	449,995	685,218

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCMD2		NVCMA2		NVCMC2		NVLCP2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$163,449	(8,986)	96,509	(3,657)	32,393	4,035	(16,557)	36,355
Realized gain (loss) on investments	789,283	59,098	583,547	(2,225)	165,771	30,337	(234,457)	202,674
Change in unrealized gain (loss) on investments	547,617	314,688	324,514	177,376	54,126	65,292	(4,088)	(98,161)
Reinvested capital gains	531,642	65,544	592,148	45,571	119,773	37,911	64,393	156,859

Net increase (decrease) in contract owners’ equity resulting from operations	2,031,991	430,344	1,596,718	217,065	372,063	137,575	(190,709)	297,727

Equity transactions:
Purchase payments received from contract owners (note 3)	3,958,858	184,426	1,300,921	209,769	467,348	243,832	454,908	471,410
Transfers between funds	16,695,550	76,332	11,828,365	(286,167)	3,171,827	920,990	(3,555,431)	4,229,758
Redemptions (note 3)	(1,360,011)	(800,474)	(726,458)	(303,594)	(317,635)	(204,754)	(528,488)	(585,846)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(11,292)	(3,746)	-	(5,457)	(41)	(263)	(1,328)	(4,070)
Adjustments to maintain reserves	(51)	(40)	(62)	(27)	(48)	(48)	(45)	(81)

Net equity transactions	19,283,054	(543,502)	12,402,766	(385,476)	3,321,451	959,757	(3,630,384)	4,111,171

Net change in contract owners’ equity	21,315,045	(113,158)	13,999,484	(168,411)	3,693,514	1,097,332	(3,821,093)	4,408,898
Contract owners’ equity beginning of period	3,517,624	3,630,782	1,511,711	1,680,122	2,488,745	1,391,413	6,868,065	2,459,167

Contract owners’ equity end of period	$24,832,669	3,517,624	15,511,195	1,511,711	6,182,259	2,488,745	3,046,972	6,868,065

CHANGES IN UNITS:
Beginning units	311,040	354,699	133,371	167,695	222,877	135,890	635,977	239,858
Units purchased	3,004,497	243,899	1,970,878	66,073	635,781	177,890	533,458	1,711,766
Units redeemed	(1,404,859)	(287,558)	(982,883)	(100,397)	(349,777)	(90,903)	(877,780)	(1,315,647)

Ending units	1,910,678	311,040	1,121,366	133,371	508,881	222,877	291,655	635,977

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TRF3		GBF3		CAF2		GVIDA6
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$3,321	4,901	4,826	121,110	155	-	25,968	7,558
Realized gain (loss) on investments	133,648	37,413	(638,445)	(206,601)	2,038	-	361,708	171,127
Change in unrealized gain (loss) on investments	216,452	57,205	(279,594)	(286,571)	2,773	-	739,105	419,434
Reinvested capital gains	-	-	122,098	664,845	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	353,421	99,519	(791,115)	292,783	4,966	-	1,126,781	598,119

Equity transactions:
Purchase payments received from contract owners (note 3)	101,235	46,267	263,072	713,623	28,645	-	636,739	73,761
Transfers between funds	756,871	676,327	(5,344,272)	(4,544,507)	53,574	-	652,270	98,783
Redemptions (note 3)	(410,149)	(180,163)	(3,252,053)	(2,792,582)	(353)	-	(382,130)	(791,529)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(237)	(1,454)	(24,842)	(17,234)	-	-	(433)	(1,516)
Adjustments to maintain reserves	(1,154)	(992)	(118)	(151)	1	-	(61)	(31)

Net equity transactions	446,566	539,985	(8,358,213)	(6,640,851)	81,867	-	906,385	(620,532)

Net change in contract owners’ equity	799,987	639,504	(9,149,328)	(6,348,068)	86,833	-	2,033,166	(22,413)
Contract owners’ equity beginning of period	1,054,346	414,842	18,225,025	24,573,093	-	-	4,419,224	4,441,637

Contract owners’ equity end of period	$1,854,333	1,054,346	9,075,697	18,225,025	86,833	-	6,452,390	4,419,224

CHANGES IN UNITS:
Beginning units	83,029	35,854	1,281,066	1,741,410	-	-	323,301	370,983
Units purchased	74,177	76,490	661,779	529,587	15,319	-	148,456	34,220
Units redeemed	(43,280)	(29,315)	(1,272,902)	(989,931)	(7,962)	-	(92,380)	(81,902)

Ending units	113,926	83,029	669,943	1,281,066	7,357	-	379,377	323,301

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVDBL6		NVDCA6		GVIDC6		GVIDM6
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$6,370	6,195	5,093	112	(19,149)	44,727	12,768	22,183
Realized gain (loss) on investments	17,260	7,426	51,028	4,346	494,868	267,323	1,842,849	1,132,096
Change in unrealized gain (loss) on investments	83,045	19,473	87,182	53,743	(294,064)	39,841	815,971	969,630
Reinvested capital gains	9,029	8,734	16,740	8,895	146,841	214,211	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	115,704	41,828	160,043	67,096	328,496	566,102	2,671,588	2,123,909

Equity transactions:
Purchase payments received from contract owners (note 3)	265,821	59,794	400,571	5,911	1,931,588	633,234	879,783	525,451
Transfers between funds	11,815	486,919	190,528	29,601	(4,654,491)	(408,537)	(5,452,156)	1,484,321
Redemptions (note 3)	(59,390)	(31,039)	(59,062)	(35,445)	(3,182,621)	(2,063,818)	(1,911,117)	(4,696,829)
Annuity benefits	-	-	-	-	-	-	(4,807)	(4,446)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(91)	(421)	(444)	(17,363)	(8,167)	(3,201)	(6,489)
Adjustments to maintain reserves	(37)	(23)	(37)	(33)	(100)	(32)	(131)	(110)

Net equity transactions	218,209	515,560	531,579	(410)	(5,922,987)	(1,847,320)	(6,491,629)	(2,698,102)

Net change in contract owners’ equity	333,913	557,388	691,622	66,686	(5,594,491)	(1,281,218)	(3,820,041)	(574,193)
Contract owners’ equity beginning of period	994,694	437,306	585,042	518,356	15,505,928	16,787,146	22,763,823	23,338,016

Contract owners’ equity end of period	$1,328,607	994,694	1,276,664	585,042	9,911,437	15,505,928	18,943,782	22,763,823

CHANGES IN UNITS:
Beginning units	88,965	42,375	51,664	50,520	1,240,205	1,390,326	1,698,729	1,903,557
Units purchased	31,513	72,200	78,309	28,024	419,872	364,746	351,230	472,277
Units redeemed	(14,245)	(25,610)	(33,588)	(26,880)	(891,381)	(514,867)	(819,232)	(677,105)

Ending units	106,233	88,965	96,385	51,664	768,696	1,240,205	1,230,727	1,698,729

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDMA6		GVDMC6		SAM		NVMIG6
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$24,733	9,106	(26,518)	32,378	(967)	(894)	(14,519)	(14,563)
Realized gain (loss) on investments	393,285	421,465	1,039,062	358,450	59	-	166,912	(48,740)
Change in unrealized gain (loss) on investments	802,612	375,404	(184,632)	489,106	-	-	215,241	238,279
Reinvested capital gains	-	-	119,799	63,411	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,220,630	805,975	947,711	943,345	(908)	(894)	367,634	174,976

Equity transactions:
Purchase payments received from contract owners (note 3)	217,543	108,431	242,926	392,006	475	(2)	479,037	258,246
Transfers between funds	620,837	(1,620,641)	(4,363,535)	1,532,729	(13,236)	61,581	1,075,348	41,734
Redemptions (note 3)	(1,044,644)	(770,617)	(2,122,906)	(2,349,541)	22	(4,151)	(531,363)	(152,462)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(48)	(53)	-	-
Contingent deferred sales charges (note 2)	(9,430)	(1,951)	(6,305)	(2,514)	-	-	(1,627)	(855)
Adjustments to maintain reserves	(56)	(82)	(87)	(71)	-	(6)	(53)	(93)

Net equity transactions	(215,750)	(2,284,860)	(6,249,907)	(427,391)	(12,787)	57,369	1,021,342	146,570

Net change in contract owners’ equity	1,004,880	(1,478,885)	(5,302,196)	515,954	(13,695)	56,475	1,388,976	321,546
Contract owners’ equity beginning of period	6,069,951	7,548,836	14,897,003	14,381,049	84,301	27,826	1,708,592	1,387,046

Contract owners’ equity end of period	$7,074,831	6,069,951	9,594,807	14,897,003	70,606	84,301	3,097,568	1,708,592

CHANGES IN UNITS:
Beginning units	441,954	617,750	1,136,193	1,162,051	8,730	2,844	146,827	134,318
Units purchased	114,067	52,079	160,245	269,773	-	6,321	247,591	93,844
Units redeemed	(128,725)	(227,875)	(625,386)	(295,631)	(1,322)	(435)	(169,563)	(81,335)

Ending units	427,296	441,954	671,052	1,136,193	7,408	8,730	224,855	146,827

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDIV6		NVMLG2		NVMLV2		NVMMG1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$13,142	(8,478)	(13,361)	(11,779)	(2,230)	1,044	(4,224)	(4,614)
Realized gain (loss) on investments	61,247	(41,858)	71,590	9,304	186,676	13,356	52,458	34,058
Change in unrealized gain (loss) on investments	214,872	161,506	277,293	34,989	199,992	81,377	29,612	(15,528)
Reinvested capital gains	-	-	128,436	29,675	89,414	-	19,304	31,365

Net increase (decrease) in contract owners’ equity resulting from operations	289,261	111,170	463,958	62,189	473,852	95,777	97,150	45,281

Equity transactions:
Purchase payments received from contract owners (note 3)	445,213	132,399	351,027	580,511	783,427	370,017	-	2,160
Transfers between funds	1,098,747	88,727	471,142	139,313	462,709	58,114	(91,010)	(20,000)
Redemptions (note 3)	(271,057)	(23,029)	(98,809)	(57,212)	(80,445)	(8,728)	(18,483)	(65,231)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,887)	(54)	(200)	(73)	-	-	-	-
Adjustments to maintain reserves	(31)	(29)	(96)	(26)	(43)	(12)	(28)	4

Net equity transactions	1,270,985	198,014	723,064	662,513	1,165,648	419,391	(109,521)	(83,067)

Net change in contract owners’ equity	1,560,246	309,184	1,187,022	724,702	1,639,500	515,168	(12,371)	(37,786)
Contract owners’ equity beginning of period	1,004,054	694,870	1,216,799	492,097	950,777	435,609	311,905	349,691

Contract owners’ equity end of period	$2,564,300	1,004,054	2,403,821	1,216,799	2,590,277	950,777	299,534	311,905

CHANGES IN UNITS:
Beginning units	96,323	75,748	103,904	47,841	85,985	45,504	18,910	24,039
Units purchased	204,927	47,450	99,083	138,011	181,289	74,727	-	130
Units redeemed	(91,053)	(26,875)	(49,598)	(81,948)	(90,013)	(34,246)	(5,645)	(5,259)

Ending units	210,197	96,323	153,389	103,904	177,261	85,985	13,265	18,910

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMMG2		NVMMV2		SCGF3		SCVF3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(37,735)	(19,707)	(9,134)	2,120	(16,084)	(7,315)	(5,199)	(2,896)
Realized gain (loss) on investments	320,648	31,175	724,313	(18,906)	67,646	(10,882)	227,309	85,557
Change in unrealized gain (loss) on investments	289,280	4,301	217,420	25,132	238,461	73,788	350,957	70,935
Reinvested capital gains	156,933	119,453	212,019	115,791	62,063	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	729,126	135,222	1,144,618	124,137	352,086	55,591	573,067	153,596

Equity transactions:
Purchase payments received from contract owners (note 3)	575,128	340,556	1,084,807	96,682	287,440	141,549	789,180	37,339
Transfers between funds	(224,966)	(157,849)	1,881,668	611,558	634,125	(123,950)	628,406	252,352
Redemptions (note 3)	(242,357)	(218,577)	(458,566)	(39,776)	(71,550)	(61,409)	(243,347)	(132,906)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(510)	(92)	(1,264)	(77)	(752)	-	(1,630)	-
Adjustments to maintain reserves	(70)	(43)	(127)	(53)	(76)	(35)	(111)	(45)

Net equity transactions	107,225	(36,005)	2,506,518	668,334	849,187	(43,845)	1,172,498	156,740

Net change in contract owners’ equity	836,351	99,217	3,651,136	792,471	1,201,273	11,746	1,745,565	310,336
Contract owners’ equity beginning of period	1,701,976	1,602,759	1,397,941	605,470	527,377	515,631	968,868	658,532

Contract owners’ equity end of period	$2,538,327	1,701,976	5,049,077	1,397,941	1,728,650	527,377	2,714,433	968,868

CHANGES IN UNITS:
Beginning units	142,567	148,078	117,223	57,643	47,661	51,142	65,799	49,161
Units purchased	875,228	127,797	1,339,624	82,926	88,181	22,104	155,610	52,263
Units redeemed	(862,082)	(133,308)	(1,142,493)	(23,346)	(26,935)	(25,585)	(89,078)	(35,625)

Ending units	155,713	142,567	314,354	117,223	108,907	47,661	132,331	65,799

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SCF3		MSBF		NVSTB2		NVRE2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(35,313)	(30,292)	3,272	-	(7,041)	18,191	823	-
Realized gain (loss) on investments	316,079	103,464	(12,540)	-	(28,522)	62,449	(9,345)	-
Change in unrealized gain (loss) on investments	659,248	241,846	(4,918)	-	(27,046)	15,181	(3,957)	-
Reinvested capital gains	-	-	-	-	7,089	-	5,721	-

Net increase (decrease) in contract owners’ equity resulting from operations	940,014	315,018	(14,186)	-	(55,520)	95,821	(6,758)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	224,357	220,452	109,026	-	1,704,302	537,728	103,533	-
Transfers between funds	(335,768)	(237,882)	357,422	-	(839,416)	2,209,519	49,501	-
Redemptions (note 3)	(171,386)	(194,139)	(11,391)	-	(668,469)	(686,072)	(635)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(694)	(717)	(39)	-	(1,313)	(2,270)	-	-
Adjustments to maintain reserves	(119)	(104)	(18)	-	(72)	(5)	4	-

Net equity transactions	(283,610)	(212,390)	455,000	-	195,032	2,058,900	152,403	-

Net change in contract owners’ equity	656,404	102,628	440,814	-	139,512	2,154,721	145,645	-
Contract owners’ equity beginning of period	2,626,810	2,524,182	-	-	6,575,235	4,420,514	-	-

Contract owners’ equity end of period	$3,283,214	2,626,810	440,814	-	6,714,747	6,575,235	145,645	-

CHANGES IN UNITS:
Beginning units	156,996	171,964	-	-	648,630	443,708	-	-
Units purchased	39,894	36,545	85,876	-	879,301	807,112	24,663	-
Units redeemed	(54,881)	(51,513)	(39,805)	-	(857,285)	(602,190)	(9,021)	-

Ending units	142,009	156,996	46,071	-	670,646	648,630	15,642	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMM2		NVLM2		NVLCA2		NCPG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,164,691)	(3,075,181)	2,191	-	(4,626)	-	80	-
Realized gain (loss) on investments	-	-	5,959	-	491	-	(6)	-
Change in unrealized gain (loss) on investments	-	-	195,827	-	67,783	-	(9)	-
Reinvested capital gains	-	-	14,561	-	1,789	-	52	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,164,691)	(3,075,181)	218,538	-	65,437	-	117	-

Equity transactions:
Purchase payments received from contract owners (note 3)	130,073,784	113,028,225	2,647,665	-	359,779	-	-	-
Transfers between funds	(121,774,219)	(97,623,997)	(22,201)	-	395,175	-	5,928	-
Redemptions (note 3)	(53,031,977)	(50,142,716)	(80,475)	-	(2,852)	-	-	-
Annuity benefits	(158)	(1,945)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(258,332)	(295,264)	-	-	-	-	-	-
Adjustments to maintain reserves	(196)	(283)	(8)	-	-	-	1	-

Net equity transactions	(44,991,098)	(35,035,980)	2,544,981	-	752,102	-	5,929	-

Net change in contract owners’ equity	(48,155,789)	(38,111,161)	2,763,519	-	817,539	-	6,046	-
Contract owners’ equity beginning of period	196,942,904	235,054,065	-	-	-	-	-	-

Contract owners’ equity end of period	$148,787,115	196,942,904	2,763,519	-	817,539	-	6,046	-

CHANGES IN UNITS:
Beginning units	20,569,054	24,210,354	-	-	-	-	-	-
Units purchased	235,096,151	187,570,167	297,987	-	72,254	-	1,156	-
Units redeemed	(239,880,807)	(191,211,467)	(58,516)	-	(2,888)	-	(572)	-

Ending units	15,784,398	20,569,054	239,471	-	69,366	-	584	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	IDPG2		IDPGI2		NOVMH2		NOVPI2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$68	-	170	-	(34,371)	(7,458)	(72,985)	(183,137)
Realized gain (loss) on investments	-	-	-	-	(11,343)	(4,087)	544,953	142,272
Change in unrealized gain (loss) on investments	19	-	(65)	-	62,312	(22,764)	(151,428)	238,769
Reinvested capital gains	6	-	37	-	-	-	158,970	-

Net increase (decrease) in contract owners’ equity resulting from operations	93	-	142	-	16,598	(34,309)	479,510	197,904

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	1,348,143	1,176,740	5,974,699	6,084,954
Transfers between funds	4,777	-	11,793	-	(28,720)	121,957	(2,069,212)	22,211,600
Redemptions (note 3)	-	-	-	-	(98,858)	(12,480)	(16,587,294)	(2,187,752)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(3,057)	-	(1,944)	(5,183)
Adjustments to maintain reserves	3	-	(3)	-	10	(9)	5,279	(81)

Net equity transactions	4,780	-	11,790	-	1,217,518	1,286,208	(12,678,472)	26,103,538

Net change in contract owners’ equity	4,873	-	11,932	-	1,234,116	1,251,899	(12,198,962)	26,301,442
Contract owners’ equity beginning of period	-	-	-	-	1,251,899	-	26,301,442	-

Contract owners’ equity end of period	$4,873	-	11,932	-	2,486,015	1,251,899	14,102,480	26,301,442

CHANGES IN UNITS:
Beginning units	-	-	-	-	130,290	-	2,580,347	-
Units purchased	472	-	1,163	-	195,853	144,837	1,725,269	3,878,442
Units redeemed	-	-	-	-	(73,141)	(14,547)	(2,962,583)	(1,298,095)

Ending units	472	-	1,163	-	253,002	130,290	1,343,033	2,580,347

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NOTBBA		PMUBA		ALVBWB		ACVIG3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(46,089)	-	(15)	-	13,525	185	43,715	28,656
Realized gain (loss) on investments	(37,614)	-	(48)	-	40,951	27,174	613,441	470,369
Change in unrealized gain (loss) on investments	13,006	-	(43)	-	78,668	2,496	708,558	68,430
Reinvested capital gains	-	-	88	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(70,697)	-	(18)	-	133,144	29,855	1,365,714	567,455

Equity transactions:
Purchase payments received from contract owners (note 3)	10,126,395	-	45,899	-	85,854	255,250	559,681	304,990
Transfers between funds	786,314	-	229,708	-	(1,658,309)	2,485,664	338,380	(174,951)
Redemptions (note 3)	(188,705)	-	(123)	-	(100,895)	(27,804)	(723,833)	(957,017)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	(315)	(1,689)	(3,877)
Adjustments to maintain reserves	(32)	-	(2)	-	(29)	(35)	(98)	(70)

Net equity transactions	10,723,972	-	275,482	-	(1,673,379)	2,712,760	172,441	(830,925)

Net change in contract owners’ equity	10,653,275	-	275,464	-	(1,540,235)	2,742,615	1,538,155	(263,470)
Contract owners’ equity beginning of period	-	-	-	-	2,797,736	55,121	3,949,391	4,212,861

Contract owners’ equity end of period	$10,653,275	-	275,464	-	1,257,501	2,797,736	5,487,546	3,949,391

CHANGES IN UNITS:
Beginning units	-	-	-	-	277,177	6,071	296,635	357,418
Units purchased	1,256,858	-	30,618	-	85,162	526,808	189,614	174,555
Units redeemed	(154,520)	-	(2,884)	-	(254,496)	(255,702)	(176,197)	(235,338)

Ending units	1,102,338	-	27,734	-	107,843	277,177	310,052	296,635

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVIP2		ACVU3		ACVV3		FQB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$7,536	82,383	(2,875)	(6,447)	26,117	31,841	148	137
Realized gain (loss) on investments	(497,607)	152,662	31,386	67,531	503,743	383,249	3	4
Change in unrealized gain (loss) on investments	(696,245)	66,661	85,382	(11,304)	1,412,957	332,873	(164)	256
Reinvested capital gains	312,601	182,845	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(873,715)	484,551	113,893	49,780	1,942,817	747,963	(13)	397

Equity transactions:
Purchase payments received from contract owners (note 3)	2,919,623	1,043,588	22,849	6,020	1,346,694	443,934	-	-
Transfers between funds	(4,163,395)	2,836,953	5,228	(12,503)	2,685,913	11,521	-	-
Redemptions (note 3)	(984,698)	(993,331)	(63,803)	(155,151)	(1,633,516)	(1,173,206)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(9)	(11)
Contingent deferred sales charges (note 2)	(1,348)	(23,176)	(16)	(6)	(2,878)	(7,686)	-	-
Adjustments to maintain reserves	(77)	(126)	(7)	(41)	(137)	(83)	(10)	(7)

Net equity transactions	(2,229,895)	2,863,908	(35,749)	(161,681)	2,396,076	(725,520)	(19)	(18)

Net change in contract owners’ equity	(3,103,610)	3,348,459	78,144	(111,901)	4,338,893	22,443	(32)	379
Contract owners’ equity beginning of period	9,618,190	6,269,731	336,263	448,164	5,793,902	5,771,459	5,148	4,769

Contract owners’ equity end of period	$6,514,580	9,618,190	414,407	336,263	10,132,795	5,793,902	5,116	5,148

CHANGES IN UNITS:
Beginning units	854,035	588,753	27,728	41,872	392,383	433,733	302	303
Units purchased	607,011	1,051,881	5,973	10,045	344,358	176,748	-	-
Units redeemed	(818,293)	(786,599)	(8,515)	(24,189)	(210,929)	(218,098)	(1)	(1)

Ending units	642,753	854,035	25,186	27,728	525,812	392,383	301	302

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FAM2		FC2R		FEI2R		FG2R
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$3,986	2,843	(41,087)	(25,506)	113,887	78,723	(89,552)	(52,468)
Realized gain (loss) on investments	42,549	10,966	919,872	627,645	315,073	218,371	874,747	144,692
Change in unrealized gain (loss) on investments	151,416	61,333	1,153,511	421,072	570,118	42,363	1,630,072	488,000
Reinvested capital gains	4,370	10,177	2,333	-	630,416	298,489	10,496	-

Net increase (decrease) in contract owners’ equity resulting from operations	202,321	85,319	2,034,629	1,023,211	1,629,494	637,946	2,425,763	580,224

Equity transactions:
Purchase payments received from contract owners (note 3)	210,310	738,950	30,167	96,961	1,837,495	840,452	2,119,232	967,004
Transfers between funds	191,482	(102,673)	789,388	(273,700)	2,825,961	431,255	8,262,068	(590,712)
Redemptions (note 3)	(62,027)	(105,160)	(1,262,412)	(1,298,836)	(824,485)	(597,277)	(953,368)	(807,612)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(226)	(823)	(2,689)	(3,535)	(2,752)	(3,257)	(7,267)
Adjustments to maintain reserves	(24)	(48)	(57)	(86)	(163)	(75)	(103)	(89)

Net equity transactions	339,741	530,843	(443,737)	(1,478,350)	3,835,273	671,603	9,424,572	(438,676)

Net change in contract owners’ equity	542,062	616,162	1,590,892	(455,139)	5,464,767	1,309,549	11,850,335	141,548
Contract owners’ equity beginning of period	1,370,416	754,254	7,084,390	7,539,529	5,004,941	3,695,392	5,233,229	5,091,681

Contract owners’ equity end of period	$1,912,478	1,370,416	8,675,282	7,084,390	10,469,708	5,004,941	17,083,564	5,233,229

CHANGES IN UNITS:
Beginning units	135,649	83,003	408,007	497,387	380,812	321,625	434,393	475,936
Units purchased	90,831	130,621	101,073	58,346	392,027	215,465	980,222	206,654
Units redeemed	(59,322)	(77,975)	(122,758)	(147,726)	(137,169)	(156,278)	(351,636)	(248,197)

Ending units	167,158	135,649	386,322	408,007	635,670	380,812	1,062,979	434,393

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FHI2R		FTVIS2		FTVMD2		FTVFA2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$125,609	123,815	(3,386)	-	(2,823)	-	377,871	28,938
Realized gain (loss) on investments	(41,253)	5,810	(12,698)	-	17,533	-	165,806	203,981
Change in unrealized gain (loss) on investments	(53,011)	(42,291)	126,345	-	249,261	-	(283,909)	215,506
Reinvested capital gains	-	-	-	-	44,056	-	640,381	-

Net increase (decrease) in contract owners’ equity resulting from operations	31,345	87,334	110,261	-	308,027	-	900,149	448,425

Equity transactions:
Purchase payments received from contract owners (note 3)	770,803	721,060	503,300	-	741,235	-	238,258	300,067
Transfers between funds	304,105	1,866,841	2,098,784	-	3,423,209	-	2,224,988	782,237
Redemptions (note 3)	(480,531)	(89,319)	(95,438)	-	(10,654)	-	(458,645)	(176,684)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(209)	-	(41)	-	-	-	(22)	(97)
Adjustments to maintain reserves	(44)	(44)	(5)	-	(15)	-	(103)	(80)

Net equity transactions	594,124	2,498,538	2,506,600	-	4,153,775	-	2,004,476	905,443

Net change in contract owners’ equity	625,469	2,585,872	2,616,861	-	4,461,802	-	2,904,625	1,353,868
Contract owners’ equity beginning of period	2,585,872	-	-	-	-	-	3,369,370	2,015,502

Contract owners’ equity end of period	$3,211,341	2,585,872	2,616,861	-	4,461,802	-	6,273,995	3,369,370

CHANGES IN UNITS:
Beginning units	243,175	-	-	-	-	-	288,602	194,719
Units purchased	588,409	303,888	271,539	-	541,346	-	856,000	448,572
Units redeemed	(540,878)	(60,713)	(23,136)	-	(150,956)	-	(700,251)	(354,689)

Ending units	290,706	243,175	248,403	-	390,390	-	444,351	288,602

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SBVI		LPWHY2		OVGSS		PMVAAD
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$5,828	17,350	697,964	-	(5,448)	-	334,314	267,801
Realized gain (loss) on investments	2,168	(52,083)	8,582	-	111,215	-	92,788	288,866
Change in unrealized gain (loss) on investments	437,256	309,445	(345,365)	-	36,792	-	(686,985)	182,668
Reinvested capital gains	95,478	1,864	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	540,730	276,576	361,181	-	142,559	-	(259,883)	739,335

Equity transactions:
Purchase payments received from contract owners (note 3)	21,719	-	453,897	-	89,033	-	2,123,855	3,983,446
Transfers between funds	12,685	-	14,285,308	-	1,186,949	-	(2,033,832)	3,959,156
Redemptions (note 3)	(359,975)	(282,650)	(862,108)	-	(37,307)	-	(883,219)	(509,552)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,207)	(1,407)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(745)	-	(20)	-	(1,412)	(24,281)
Adjustments to maintain reserves	-	(5)	2	-	(31)	-	(107)	(104)

Net equity transactions	(326,778)	(284,062)	13,876,354	-	1,238,624	-	(794,715)	7,408,665

Net change in contract owners’ equity	213,952	(7,486)	14,237,535	-	1,381,183	-	(1,054,598)	8,148,000
Contract owners’ equity beginning of period	1,924,572	1,932,058	-	-	-	-	12,010,027	3,862,027

Contract owners’ equity end of period	$2,138,524	1,924,572	14,237,535	-	1,381,183	-	10,955,429	12,010,027

CHANGES IN UNITS:
Beginning units	196,403	226,716	-	-	-	-	1,116,827	405,198
Units purchased	3,343	-	1,654,680	-	322,806	-	831,987	1,421,842
Units redeemed	(32,706)	(30,313)	(232,909)	-	(202,057)	-	(915,443)	(710,213)

Ending units	167,040	196,403	1,421,771	-	120,749	-	1,033,371	1,116,827

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMVFAD		PMVLAD		PMVTRD		PMVRSD
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$9,375	189,824	(32,725)	4,955	126,797	176,238	3,732	40,531
Realized gain (loss) on investments	(226,040)	(65,766)	(195,558)	340,003	(880,064)	566,575	(494,757)	(462,563)
Change in unrealized gain (loss) on investments	(26,223)	(27,040)	10,925	62,056	(530,567)	(43,993)	129,124	531,226
Reinvested capital gains	19,818	53,640	-	-	174,967	590,393	-	79,294

Net increase (decrease) in contract owners’ equity resulting from operations	(223,070)	150,658	(217,358)	407,014	(1,108,867)	1,289,213	(361,901)	188,488

Equity transactions:
Purchase payments received from contract owners (note 3)	425,270	113,308	2,665,491	2,647,510	5,203,513	4,053,433	720,589	492,436
Transfers between funds	(213,915)	(3,390,743)	(519,542)	6,547,430	(9,732,855)	19,374,701	(499,424)	(1,297,505)
Redemptions (note 3)	(438,066)	(578,154)	(2,030,981)	(1,082,159)	(7,064,557)	(1,913,841)	(352,916)	(522,386)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(607)	(289)	(18,415)	(10,053)	(6,285)	(15,925)	(3,838)	(593)
Adjustments to maintain reserves	(67)	274	234	(259)	1,755	(647)	(58)	(105)

Net equity transactions	(227,385)	(3,855,604)	96,787	8,102,469	(11,598,429)	21,497,721	(135,647)	(1,328,153)

Net change in contract owners’ equity	(450,455)	(3,704,946)	(120,571)	8,509,483	(12,707,296)	22,786,934	(497,548)	(1,139,665)
Contract owners’ equity beginning of period	2,366,621	6,071,567	14,200,810	5,691,327	32,658,037	9,871,103	2,296,512	3,436,177

Contract owners’ equity end of period	$1,916,166	2,366,621	14,080,239	14,200,810	19,950,741	32,658,037	1,798,964	2,296,512

CHANGES IN UNITS:
Beginning units	194,743	517,027	1,391,273	580,305	3,032,974	987,316	198,165	307,254
Units purchased	311,074	201,572	2,067,556	4,948,870	3,354,355	5,331,265	223,793	576,219
Units redeemed	(333,724)	(523,856)	(2,055,528)	(4,137,902)	(4,466,703)	(3,285,607)	(236,376)	(685,308)

Ending units	172,093	194,743	1,403,301	1,391,273	1,920,626	3,032,974	185,582	198,165

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMVEBD		PMVGBD		PMVHYD		PIVEM2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$294,897	355,391	(25,359)	10,611	1,654,054	2,027,110	(6,522)	(34,175)
Realized gain (loss) on investments	(322,048)	534,478	(254,881)	32,335	820,865	2,255,253	(53,079)	(599,748)
Change in unrealized gain (loss) on investments	(915,097)	629,472	(270,908)	91,627	(1,000,671)	840,792	(23,262)	715,997
Reinvested capital gains	31,574	-	36,913	302,400	-	-	-	97,309

Net increase (decrease) in contract owners’ equity resulting from operations	(910,674)	1,519,341	(514,235)	436,973	1,474,248	5,123,155	(82,863)	179,383

Equity transactions:
Purchase payments received from contract owners (note 3)	835,510	928,372	2,123,514	822,562	2,242,574	1,785,901	2,065	22,763
Transfers between funds	(9,723,477)	6,512,366	(708,479)	(2,656,073)	(9,850,235)	(2,844,520)	7,247	(1,951,700)
Redemptions (note 3)	(605,883)	(2,075,183)	(787,339)	(853,244)	(8,101,377)	(3,870,383)	(145,696)	(138,134)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,699)	(68,349)	(747)	(3,846)	(17,555)	(16,263)	(179)	(220)
Adjustments to maintain reserves	1,245	(3)	43	748	1,884	9,746	(74)	(78)

Net equity transactions	(9,494,304)	5,297,203	626,992	(2,689,853)	(15,724,709)	(4,935,519)	(136,637)	(2,067,369)

Net change in contract owners’ equity	(10,404,978)	6,816,544	112,757	(2,252,880)	(14,250,461)	187,636	(219,500)	(1,887,986)
Contract owners’ equity beginning of period	14,300,058	7,483,514	5,124,656	7,377,536	54,386,699	54,199,063	1,615,679	3,503,665

Contract owners’ equity end of period	$3,895,080	14,300,058	5,237,413	5,124,656	40,136,238	54,386,699	1,396,179	1,615,679

CHANGES IN UNITS:
Beginning units	1,109,109	674,109	421,386	639,277	4,473,575	5,040,280	173,846	415,420
Units purchased	616,192	1,376,046	381,783	819,422	6,699,889	13,483,354	634,720	221,640
Units redeemed	(1,395,084)	(941,046)	(323,188)	(1,037,313)	(8,000,342)	(14,050,059)	(651,882)	(463,214)

Ending units	330,217	1,109,109	479,981	421,386	3,173,122	4,473,575	156,684	173,846

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PIHYB2		PROUSN		PROAHY		PROA30
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$56,158	159,011	(17,016)	(23,313)	784,463	1,117,456	(20,559)	(17,485)
Realized gain (loss) on investments	(65,307)	258,503	(851,996)	(327,214)	(7,493)	2,425,271	53,721	46,586
Change in unrealized gain (loss) on investments	25,519	(67,891)	(1,110)	(8,657)	2,062,411	(626,475)	27,258	94,972
Reinvested capital gains	124,389	100,337	-	-	1,802,745	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	140,759	449,960	(870,122)	(359,184)	4,642,126	2,916,252	60,420	124,073

Equity transactions:
Purchase payments received from contract owners (note 3)	5	338,615	68,394	210,852	3,442,275	2,749,448	317,821	239,607
Transfers between funds	(1,504,823)	(3,305,768)	316,312	640,035	27,123,541	56,072,393	(89,778)	1,016,053
Redemptions (note 3)	(167,868)	(636,784)	(83,183)	(43,952)	(6,335,075)	(3,324,899)	(85,832)	(239,375)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(966)	(1,207)	(4,272)	(1,394)	(29,641)	(22,547)	(410)	(321)
Adjustments to maintain reserves	(301)	(472)	(21)	(5)	(74)	(116)	(43)	(46)

Net equity transactions	(1,673,953)	(3,605,616)	297,230	805,536	24,201,026	55,474,279	141,758	1,015,918

Net change in contract owners’ equity	(1,533,194)	(3,155,656)	(572,892)	446,352	28,843,152	58,390,531	202,178	1,139,991
Contract owners’ equity beginning of period	2,340,894	5,496,550	1,000,554	554,202	62,207,797	3,817,266	2,518,717	1,378,726

Contract owners’ equity end of period	$807,700	2,340,894	427,662	1,000,554	91,050,949	62,207,797	2,720,895	2,518,717

CHANGES IN UNITS:
Beginning units	193,894	519,408	280,253	99,013	5,021,067	346,045	276,877	172,456
Units purchased	5	409,938	23,561,916	17,986,567	15,204,092	20,645,216	3,403,978	3,114,015
Units redeemed	(134,568)	(735,452)	(23,604,029)	(17,805,327)	(13,465,511)	(15,970,194)	(3,416,543)	(3,009,594)

Ending units	59,331	193,894	238,140	280,253	6,759,648	5,021,067	264,312	276,877

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROBNK		PROBM		PROBR		PROBIO
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(24,994)	(16,356)	(14,000)	(13,434)	(40,045)	(26,964)	(72,268)	(26,401)
Realized gain (loss) on investments	232,867	80,977	232,971	(65,800)	(934,894)	(479,422)	1,619,902	213,797
Change in unrealized gain (loss) on investments	37,916	49,412	82,649	60,571	(41,502)	37,430	640,287	(96,694)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	245,789	114,033	301,620	(18,663)	(1,016,441)	(468,956)	2,187,921	90,702

Equity transactions:
Purchase payments received from contract owners (note 3)	360,267	185,252	733,611	242,117	999,695	3,159,310	1,252,901	491,814
Transfers between funds	(159,884)	1,199,977	(127,012)	1,141,277	937,426	(3,055,305)	(1,970,729)	5,534,805
Redemptions (note 3)	(327,365)	(132,474)	(97,870)	(53,610)	(350,469)	(554,505)	(525,860)	(99,291)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,887)	(1,573)	(181)	(210)	(458)	(1,322)	(4,063)	(490)
Adjustments to maintain reserves	(65)	(17)	1	(48)	(40)	(71)	(116)	(55)

Net equity transactions	(128,934)	1,251,165	508,549	1,329,526	1,586,154	(451,893)	(1,247,867)	5,926,783

Net change in contract owners’ equity	116,855	1,365,198	810,169	1,310,863	569,713	(920,849)	940,054	6,017,485
Contract owners’ equity beginning of period	1,516,565	151,367	1,709,693	398,830	992,882	1,913,731	6,141,389	123,904

Contract owners’ equity end of period	$1,633,420	1,516,565	2,519,862	1,709,693	1,562,595	992,882	7,081,443	6,141,389

CHANGES IN UNITS:
Beginning units	155,165	20,324	208,000	51,733	149,740	235,554	473,197	13,260
Units purchased	1,294,281	1,073,723	1,168,115	1,090,052	11,844,790	3,110,695	1,167,210	1,151,366
Units redeemed	(1,322,545)	(938,882)	(1,113,758)	(933,785)	(11,666,819)	(3,196,509)	(1,310,129)	(691,429)

Ending units	126,901	155,165	262,357	208,000	327,711	149,740	330,278	473,197

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROBL		PROCG		PROCS		PROEM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(141,879)	(111,940)	(10,281)	(1,822)	(31,650)	(30,707)	(41,266)	(10,773)
Realized gain (loss) on investments	2,236,482	612,235	234,226	53,066	326,680	265,877	(82,581)	(156,313)
Change in unrealized gain (loss) on investments	(144,610)	169,391	64,045	2,586	280,122	27,142	(184,909)	402,508
Reinvested capital gains	88,396	-	-	-	4,356	10,071	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,038,389	669,686	287,990	53,830	579,508	272,383	(308,756)	235,422

Equity transactions:
Purchase payments received from contract owners (note 3)	1,165,839	3,264,278	1,046,563	493,042	914,024	569,462	591,053	279,410
Transfers between funds	(7,364,556)	5,518,652	(598,315)	65,135	2,616,546	(183,933)	(1,582,728)	1,894,833
Redemptions (note 3)	(1,677,684)	(835,299)	(72,162)	(121,569)	(88,677)	(114,637)	(396,252)	(338,581)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16,017)	(6,499)	(24)	(2,469)	(238)	(794)	(2,967)	(1,710)
Adjustments to maintain reserves	(136)	(44)	(42)	(52)	(73)	(46)	(102)	(37)

Net equity transactions	(7,892,554)	7,941,088	376,020	434,087	3,441,582	270,052	(1,390,996)	1,833,915

Net change in contract owners’ equity	(5,854,165)	8,610,774	664,010	487,917	4,021,090	542,435	(1,699,752)	2,069,337
Contract owners’ equity beginning of period	16,287,866	7,677,092	737,174	249,257	1,087,057	544,622	5,280,262	3,210,925

Contract owners’ equity end of period	$10,433,701	16,287,866	1,401,184	737,174	5,108,147	1,087,057	3,580,510	5,280,262

CHANGES IN UNITS:
Beginning units	1,418,158	755,218	68,405	25,237	94,015	56,622	576,322	368,467
Units purchased	19,786,491	11,056,300	398,085	296,872	856,172	439,519	4,204,286	3,046,010
Units redeemed	(20,493,196)	(10,393,360)	(363,713)	(253,704)	(629,674)	(402,126)	(4,354,871)	(2,838,155)

Ending units	711,453	1,418,158	102,777	68,405	320,513	94,015	425,737	576,322

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROE30		PROFIN		PROHC		PROIND
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(19,432)	(1,165)	(18,198)	(8,728)	(45,468)	(21,274)	(38,176)	(17,968)
Realized gain (loss) on investments	315,069	48,660	127,715	29,924	698,137	193,607	531,348	98,028
Change in unrealized gain (loss) on investments	94,799	56,645	107,653	5,157	233,035	(7,643)	582,633	24,333
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	390,436	104,140	217,170	26,353	885,704	164,690	1,075,805	104,393

Equity transactions:
Purchase payments received from contract owners (note 3)	264,512	23,215	856,199	378,855	1,280,396	609,879	1,379,377	455,648
Transfers between funds	1,486,281	1,863,052	297,696	117,316	3,180,732	149,235	2,885,861	605,226
Redemptions (note 3)	(94,430)	(120,677)	(246,079)	(30,914)	(386,210)	(191,752)	(88,548)	(58,096)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(348)	(148)	-	(5)	(653)	(6,986)	(469)	(171)
Adjustments to maintain reserves	(54)	(21)	(35)	(48)	(119)	(46)	(74)	(69)

Net equity transactions	1,655,961	1,765,421	907,781	465,204	4,074,146	560,330	4,176,147	1,002,538

Net change in contract owners’ equity	2,046,397	1,869,561	1,124,951	491,557	4,959,850	725,020	5,251,952	1,106,931
Contract owners’ equity beginning of period	2,032,880	163,319	652,782	161,225	1,251,835	526,815	1,948,860	841,929

Contract owners’ equity end of period	$4,079,277	2,032,880	1,777,733	652,782	6,211,685	1,251,835	7,200,812	1,948,860

CHANGES IN UNITS:
Beginning units	185,175	17,266	64,514	19,538	113,070	54,929	196,512	96,626
Units purchased	1,156,497	808,426	1,018,139	814,650	1,705,053	1,178,325	1,251,397	645,085
Units redeemed	(1,027,537)	(640,517)	(947,501)	(769,674)	(1,410,688)	(1,120,184)	(915,424)	(545,199)

Ending units	314,135	185,175	135,152	64,514	407,435	113,070	532,485	196,512

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROINT		PRONET		PROJP		PRON
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(50,275)	(37,494)	(24,637)	(3,298)	(65,864)	(5,420)	(61,552)	(44,421)
Realized gain (loss) on investments	178,589	89,230	323,272	(22,132)	976,884	(6,573)	1,150,517	522,680
Change in unrealized gain (loss) on investments	37,134	254,332	211,946	7,757	114,740	49,427	187,545	(13,833)
Reinvested capital gains	199,907	-	88,106	25,296	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	365,355	306,068	598,687	7,623	1,025,760	37,434	1,276,510	464,426

Equity transactions:
Purchase payments received from contract owners (note 3)	390,965	68,630	389,139	55,415	643,070	22,810	668,634	436,803
Transfers between funds	1,054,856	1,014,821	1,893,411	389,134	1,109,289	1,043,859	4,254,644	1,606,544
Redemptions (note 3)	(459,010)	(441,442)	(130,639)	(20,229)	(262,767)	(32,935)	(575,102)	(369,947)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,628)	(5,527)	(102)	(143)	(2,265)	(95)	(1,815)	(2,664)
Adjustments to maintain reserves	(79)	(26)	(96)	(18)	(69)	(9)	(55)	(19)

Net equity transactions	983,104	636,456	2,151,713	424,159	1,487,258	1,033,630	4,346,306	1,670,717

Net change in contract owners’ equity	1,348,459	942,524	2,750,400	431,782	2,513,018	1,071,064	5,622,816	2,135,143
Contract owners’ equity beginning of period	3,347,319	2,404,795	514,948	83,166	1,317,530	246,466	4,763,244	2,628,101

Contract owners’ equity end of period	$4,695,778	3,347,319	3,265,348	514,948	3,830,548	1,317,530	10,386,060	4,763,244

CHANGES IN UNITS:
Beginning units	320,958	262,523	51,684	9,841	152,930	34,406	385,195	244,301
Units purchased	987,627	783,303	773,821	156,666	3,347,901	1,385,345	8,318,824	4,528,375
Units redeemed	(925,246)	(724,868)	(605,884)	(114,823)	(3,197,353)	(1,266,821)	(8,069,767)	(4,387,481)

Ending units	383,339	320,958	219,621	51,684	303,478	152,930	634,252	385,195

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROOG		PROPHR		PROPM		PRORE
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(37,552)	(50,843)	8,911	(6,436)	(38,472)	(51,136)	(13,660)	24,769
Realized gain (loss) on investments	332,046	(44,779)	143,087	195,088	(1,401,346)	(709,683)	(19,451)	159,715
Change in unrealized gain (loss) on investments	273,605	(94,942)	100,994	(78,489)	283,161	21,393	(12,755)	(66,633)
Reinvested capital gains	146,333	227,858	97,347	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	714,432	37,294	350,339	110,163	(1,156,657)	(739,426)	(45,866)	117,851

Equity transactions:
Purchase payments received from contract owners (note 3)	526,833	427,823	440,389	351,596	701,190	219,902	1,089,830	452,693
Transfers between funds	(477,228)	17,090	1,462,502	(2,113,592)	316,085	404,107	(2,127,909)	2,490,374
Redemptions (note 3)	(269,327)	(207,713)	(189,938)	(220,166)	(524,934)	(219,704)	(233,778)	(191,609)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(911)	(779)	(642)	(898)	(285)	(710)	(85)	(3,727)
Adjustments to maintain reserves	(97)	(63)	(30)	(63)	(47)	(83)	(95)	(45)

Net equity transactions	(220,730)	236,358	1,712,281	(1,983,123)	492,009	403,512	(1,272,037)	2,747,686

Net change in contract owners’ equity	493,702	273,652	2,062,620	(1,872,960)	(664,648)	(335,914)	(1,317,903)	2,865,537
Contract owners’ equity beginning of period	3,516,237	3,242,585	1,085,763	2,958,723	2,862,803	3,198,717	3,286,004	420,467

Contract owners’ equity end of period	$4,009,939	3,516,237	3,148,383	1,085,763	2,198,155	2,862,803	1,968,101	3,286,004

CHANGES IN UNITS:
Beginning units	311,471	291,332	94,784	284,915	410,943	386,534	307,573	45,390
Units purchased	688,967	1,117,365	585,820	595,101	6,454,369	2,325,594	1,342,805	1,542,741
Units redeemed	(709,595)	(1,097,226)	(467,655)	(785,232)	(6,348,701)	(2,301,185)	(1,463,636)	(1,280,558)

Ending units	290,843	311,471	212,949	94,784	516,611	410,943	186,742	307,573

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PRORRO		PROSCN		PROSEM		PROSIN
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(32,416)	(20,580)	(2,759)	(3,833)	(10,282)	(11,029)	(17,090)	(12,090)
Realized gain (loss) on investments	225,740	(620,261)	92,588	(37,752)	(205,980)	(85,419)	(178,548)	(239,366)
Change in unrealized gain (loss) on investments	26,570	5,757	15,235	2,628	24,886	(42,487)	(1,835)	(7,577)
Reinvested capital gains	-	-	-	-	-	-	-	23,433

Net increase (decrease) in contract owners’ equity resulting from operations	219,894	(635,084)	105,064	(38,957)	(191,376)	(138,935)	(197,473)	(235,600)

Equity transactions:
Purchase payments received from contract owners (note 3)	297,959	112,379	35,757	19,117	64,895	65,229	72,604	86,806
Transfers between funds	1,462,141	1,294,307	69,850	3,762	(23,102)	779	287,988	(834,697)
Redemptions (note 3)	(527,238)	(414,042)	(23,830)	(3,045)	(76,436)	(229,810)	(37,074)	(8,824)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,277)	(1,169)	(226)	-	(2,999)	(81)	(529)	(3)
Adjustments to maintain reserves	(76)	(74)	(26)	(11)	(24)	(27)	(35)	(48)

Net equity transactions	1,231,509	991,401	81,525	19,823	(37,666)	(163,910)	322,954	(756,766)

Net change in contract owners’ equity	1,451,403	356,317	186,589	(19,134)	(229,042)	(302,845)	125,481	(992,366)
Contract owners’ equity beginning of period	864,364	508,047	110,521	129,655	491,393	794,238	390,351	1,382,717

Contract owners’ equity end of period	$2,315,767	864,364	297,110	110,521	262,351	491,393	515,832	390,351

CHANGES IN UNITS:
Beginning units	174,521	93,888	13,309	14,743	63,269	87,819	58,276	162,410
Units purchased	8,358,009	24,355,255	1,324,223	515,225	3,625,236	1,666,958	2,141,615	1,330,284
Units redeemed	(8,126,279)	(24,274,622)	(1,310,400)	(516,659)	(3,654,680)	(1,691,508)	(2,100,083)	(1,434,418)

Ending units	406,251	174,521	27,132	13,309	33,825	63,269	99,808	58,276

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROSN		PROTEC		PROTEL		PROGVP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(13,404)	(6,951)	(32,561)	(28,779)	6,379	(16,593)	(64,579)	(81,635)
Realized gain (loss) on investments	(348,186)	(114,118)	239,879	(2,279)	(142,268)	33,635	(1,098,956)	(757,266)
Change in unrealized gain (loss) on investments	(10,113)	4,001	274,000	(42,296)	115,045	(116,121)	(21,414)	(103,501)
Reinvested capital gains	-	-	-	-	25,407	-	303,700	814,658

Net increase (decrease) in contract owners’ equity resulting from operations	(371,703)	(117,068)	481,318	(73,354)	4,563	(99,079)	(881,249)	(127,744)

Equity transactions:
Purchase payments received from contract owners (note 3)	107,271	36,550	313,459	960,733	307,186	95,839	942,196	955,042
Transfers between funds	251,848	70,281	1,527,391	237,997	(3,861,170)	3,978,860	(74,585)	146,471
Redemptions (note 3)	(58,262)	(44,540)	(153,884)	(202,134)	(20,589)	(27,736)	(1,510,425)	(1,105,998)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(404)	-	(291)	(3,657)	-	(61)	(6,499)	(15,679)
Adjustments to maintain reserves	(38)	(8)	(63)	(29)	(48)	(11)	(12,925)	(1)

Net equity transactions	300,415	62,283	1,686,612	992,910	(3,574,621)	4,046,891	(662,238)	(20,165)

Net change in contract owners’ equity	(71,288)	(54,785)	2,167,930	919,556	(3,570,058)	3,947,812	(1,543,487)	(147,909)
Contract owners’ equity beginning of period	494,350	549,135	1,912,005	992,449	3,982,906	35,094	3,136,876	3,284,785

Contract owners’ equity end of period	$423,062	494,350	4,079,935	1,912,005	412,848	3,982,906	1,593,389	3,136,876

CHANGES IN UNITS:
Beginning units	81,510	72,310	190,108	107,196	363,734	3,690	211,249	221,028
Units purchased	5,500,183	2,277,332	1,076,832	666,561	676,318	906,817	8,613,376	13,913,136
Units redeemed	(5,480,800)	(2,268,132)	(937,029)	(583,649)	(1,005,752)	(546,773)	(8,688,864)	(13,922,915)

Ending units	100,893	81,510	329,911	190,108	34,300	363,734	135,761	211,249

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROUN		PROUTL		RVMFU		RSRF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(30,974)	(35,796)	24,309	5,396	(47,472)	(78,594)	(97,504)	(114,140)
Realized gain (loss) on investments	1,331,361	915,657	108,802	18,465	(463,482)	(690,753)	156,783	56,517
Change in unrealized gain (loss) on investments	(14,280)	93,257	(540)	(44,313)	533,137	24,110	966,197	331,994
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,286,107	973,118	132,571	(20,452)	22,183	(745,237)	1,025,476	274,371

Equity transactions:
Purchase payments received from contract owners (note 3)	514,896	130,634	376,803	602,500	630,088	330,497	1,074,499	221,618
Transfers between funds	5,377,652	(1,182,977)	(666,351)	(227,755)	(303,464)	(2,565,281)	(423,993)	(839,753)
Redemptions (note 3)	(468,473)	(353,380)	(240,174)	(278,400)	(661,957)	(494,199)	(890,512)	(983,714)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,465)	(3,930)	(688)	(4,904)	(10,493)	(11,884)	(4,708)	(5,021)
Adjustments to maintain reserves	(172)	(37)	(82)	(110)	(137)	(118)	(128)	(129)

Net equity transactions	5,422,438	(1,409,690)	(530,492)	91,331	(345,963)	(2,740,985)	(244,842)	(1,606,999)

Net change in contract owners’ equity	6,708,545	(436,572)	(397,921)	70,879	(323,780)	(3,486,222)	780,634	(1,332,628)
Contract owners’ equity beginning of period	1,354,071	1,790,643	1,734,505	1,663,626	3,479,836	6,966,058	7,197,791	8,530,419

Contract owners’ equity end of period	$8,062,616	1,354,071	1,336,584	1,734,505	3,156,056	3,479,836	7,978,425	7,197,791

CHANGES IN UNITS:
Beginning units	92,860	161,850	163,570	154,187	506,656	884,949	594,453	738,378
Units purchased	3,324,377	2,272,077	991,129	1,145,337	276,884	224,495	189,781	194,296
Units redeemed	(3,104,529)	(2,341,067)	(1,041,996)	(1,135,954)	(329,059)	(602,788)	(219,519)	(338,221)

Ending units	312,708	92,860	112,703	163,570	454,481	506,656	564,715	594,453

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVAMR		RBKF		RBMF		RVBER
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(176,530)	(168,349)	(21,861)	(33,282)	(42,525)	(90,408)	(1,516)	(32,671)
Realized gain (loss) on investments	659,201	522,602	337,442	64,862	(508,850)	(243,480)	447,195	264,481
Change in unrealized gain (loss) on investments	1,861,640	258,876	(50,235)	94,332	58,743	318,783	607,293	524,361
Reinvested capital gains	-	606,242	186,293	4,048	244,947	594,172	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,344,311	1,219,371	451,639	129,960	(247,685)	579,067	1,052,972	756,171

Equity transactions:
Purchase payments received from contract owners (note 3)	886,918	528,784	297,772	40,411	291,453	120,823	536,013	460,274
Transfers between funds	2,222,784	(127,759)	(2,553,706)	2,961,455	(1,405,632)	690,371	(911,078)	(136,847)
Redemptions (note 3)	(1,509,162)	(2,338,022)	(267,595)	(277,827)	(744,388)	(997,931)	(796,177)	(1,257,245)
Annuity benefits	-	-	-	-	-	(2,072)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(12,763)	(47,898)	(408)	(2,914)	(1,241)	(4,887)	(4,316)	(19,240)
Adjustments to maintain reserves	(97)	(101)	(329)	(329)	(178)	(113)	(39)	(126)

Net equity transactions	1,587,680	(1,984,996)	(2,524,266)	2,720,796	(1,859,986)	(193,809)	(1,175,597)	(953,184)

Net change in contract owners’ equity	3,931,991	(765,625)	(2,072,627)	2,850,756	(2,107,671)	385,258	(122,625)	(197,013)
Contract owners’ equity beginning of period	10,631,772	11,397,397	3,684,231	833,475	7,003,662	6,618,404	7,703,594	7,900,607

Contract owners’ equity end of period	$14,563,763	10,631,772	1,611,604	3,684,231	4,895,991	7,003,662	7,580,969	7,703,594

CHANGES IN UNITS:
Beginning units	1,064,254	1,278,798	584,843	158,278	317,742	329,769	803,979	912,603
Units purchased	553,599	199,005	3,744,058	4,274,095	1,313,171	2,241,873	294,695	205,721
Units redeemed	(419,060)	(413,549)	(4,131,978)	(3,847,530)	(1,412,085)	(2,253,900)	(421,219)	(314,345)

Ending units	1,198,793	1,064,254	196,923	584,843	218,828	317,742	677,455	803,979

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RBF		RVCLR		RVCMD		RCPF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(125,599)	(116,256)	(3,973)	(3,690)	(52,691)	(75,755)	(21,306)	(17,451)
Realized gain (loss) on investments	2,656,261	2,463,292	645,935	89,535	(78,601)	(787,163)	1,584,161	874,518
Change in unrealized gain (loss) on investments	523,250	(328,593)	150,597	893,785	(66,206)	668,322	267,878	(250,728)
Reinvested capital gains	-	-	323,037	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,053,912	2,018,443	1,115,596	979,630	(197,498)	(194,596)	1,830,733	606,339

Equity transactions:
Purchase payments received from contract owners (note 3)	1,000,339	357,031	458,121	869,713	320,599	141,147	931,605	415,213
Transfers between funds	(94,062)	(335,284)	858,328	4,617,043	(817,117)	(695,513)	(1,447,914)	(575,063)
Redemptions (note 3)	(1,078,525)	(1,091,039)	(1,423,045)	(1,973,778)	(679,136)	(532,672)	(1,112,464)	(1,332,294)
Annuity benefits	-	-	-	-	-	-	-	(2,250)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,371)	(37,297)	(14,772)	(8,647)	(4,282)	(5,035)	(2,902)	(11,700)
Adjustments to maintain reserves	(158)	(85)	(100)	(89)	(155)	(142)	(142)	(220)

Net equity transactions	(175,777)	(1,106,674)	(121,468)	3,504,242	(1,180,091)	(1,092,215)	(1,631,817)	(1,506,314)

Net change in contract owners’ equity	2,878,135	911,769	994,128	4,483,872	(1,377,589)	(1,286,811)	198,916	(899,975)
Contract owners’ equity beginning of period	6,648,173	5,736,404	14,164,565	9,680,693	4,541,338	5,828,149	7,652,079	8,552,054

Contract owners’ equity end of period	$9,526,308	6,648,173	15,158,693	14,164,565	3,163,749	4,541,338	7,850,995	7,652,079

CHANGES IN UNITS:
Beginning units	442,089	511,648	1,398,310	1,041,864	929,892	1,163,910	382,444	453,809
Units purchased	2,343,677	3,451,050	633,144	903,168	1,341,285	2,075,578	1,766,043	3,003,789
Units redeemed	(2,373,024)	(3,520,609)	(653,814)	(546,722)	(1,591,243)	(2,309,596)	(1,835,793)	(3,075,154)

Ending units	412,742	442,089	1,377,640	1,398,310	679,934	929,892	312,694	382,444

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVLDD		RELF		RENF		RESF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(139,986)	(88,747)	(22,605)	(31,067)	(102,845)	(138,371)	(95,266)	(112,425)
Realized gain (loss) on investments	3,438,553	1,542,677	580,935	(40,927)	857,325	(653,883)	931,288	(1,510,902)
Change in unrealized gain (loss) on investments	916,252	(370,097)	14,646	82,670	748,448	(613,203)	157,143	185,538
Reinvested capital gains	-	-	-	-	119,075	1,340,447	283,573	1,109,925

Net increase (decrease) in contract owners’ equity resulting from operations	4,214,819	1,083,833	572,976	10,676	1,622,003	(65,010)	1,276,738	(327,864)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,540,488	190,969	13,158	31,413	665,203	735,046	473,763	420,240
Transfers between funds	3,279,037	(3,929,402)	(331,459)	551,415	(1,703,661)	(259,396)	988,302	(1,620,392)
Redemptions (note 3)	(806,527)	(641,965)	(170,334)	(424,297)	(834,404)	(1,329,823)	(803,902)	(803,667)
Annuity benefits	-	-	-	-	(176)	(3,707)	(170)	(3,510)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9,576)	(2,516)	(441)	(2,746)	(2,074)	(8,517)	(915)	(6,621)
Adjustments to maintain reserves	(141)	(121)	(96)	(77)	(2,680)	(2,341)	(83)	(121)

Net equity transactions	4,003,281	(4,383,035)	(489,172)	155,708	(1,877,792)	(868,738)	656,995	(2,014,071)

Net change in contract owners’ equity	8,218,100	(3,299,202)	83,804	166,384	(255,789)	(933,748)	1,933,733	(2,341,935)
Contract owners’ equity beginning of period	6,909,061	10,208,263	2,056,409	1,890,025	8,389,315	9,323,063	5,829,130	8,171,065

Contract owners’ equity end of period	$15,127,161	6,909,061	2,140,213	2,056,409	8,133,526	8,389,315	7,762,863	5,829,130

CHANGES IN UNITS:
Beginning units	633,796	1,088,961	298,819	274,559	384,516	431,951	241,614	331,307
Units purchased	6,669,569	5,940,169	2,681,931	4,267,896	1,275,463	2,110,919	1,340,358	2,105,823
Units redeemed	(6,442,536)	(6,395,334)	(2,746,548)	(4,243,636)	(1,353,325)	(2,158,354)	(1,320,616)	(2,195,516)

Ending units	860,829	633,796	234,202	298,819	306,654	384,516	261,356	241,614

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RLCE		RFSF		RUGB		RHCF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(49,149)	(1,778)	(53,307)	(43,928)	(94,033)	(152,055)	(131,972)	(100,981)
Realized gain (loss) on investments	629,819	98,316	1,196,595	561,275	(10,076,113)	(2,234,251)	2,474,699	1,205,772
Change in unrealized gain (loss) on investments	(60,307)	222,067	34,793	45,296	(181,154)	(632,864)	1,029,362	(177,149)
Reinvested capital gains	-	-	-	-	1,193,928	3,173,985	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	520,363	318,605	1,178,081	562,643	(9,157,372)	154,815	3,372,089	927,642

Equity transactions:
Purchase payments received from contract owners (note 3)	152,577	215,290	957,305	210,630	1,103,657	1,019,942	2,145,392	258,755
Transfers between funds	110,647	4,803,612	(914,871)	1,144,010	5,476,848	(7,778,426)	2,029,515	851,616
Redemptions (note 3)	(449,669)	(427,332)	(463,969)	(507,588)	(3,157,965)	(2,415,755)	(1,304,172)	(997,965)
Annuity benefits	(81)	(871)	-	-	-	-	-	(1,629)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,277)	(5,630)	(1,403)	(2,161)	(11,234)	(46,229)	(3,075)	(8,262)
Adjustments to maintain reserves	(142)	(107)	(125)	(122)	4,934	(14,674)	(2,034)	(1,529)

Net equity transactions	(188,945)	4,584,962	(423,063)	844,769	3,416,240	(9,235,142)	2,865,626	100,986

Net change in contract owners’ equity	331,418	4,903,567	755,018	1,407,412	(5,741,132)	(9,080,327)	6,237,715	1,028,628
Contract owners’ equity beginning of period	6,751,832	1,848,265	4,530,810	3,123,398	10,996,570	20,076,897	7,268,184	6,239,556

Contract owners’ equity end of period	$7,083,250	6,751,832	5,285,828	4,530,810	5,255,438	10,996,570	13,505,899	7,268,184

CHANGES IN UNITS:
Beginning units	724,600	226,240	545,150	450,938	587,510	1,104,597	528,331	520,632
Units purchased	2,552,703	3,373,530	2,646,245	2,627,426	29,281,459	17,131,719	2,782,064	3,688,786
Units redeemed	(2,678,776)	(2,875,170)	(2,685,457)	(2,533,214)	(29,519,288)	(17,648,806)	(2,607,405)	(3,681,087)

Ending units	598,527	724,600	505,938	545,150	349,681	587,510	702,990	528,331

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RINF		RVIDD		RJNF		RVIMC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(69,123)	(52,468)	(51,467)	(68,875)	(95,905)	(70,493)	(14,202)	(14,829)
Realized gain (loss) on investments	867,754	(91,390)	(1,769,502)	(1,688,930)	158,167	(323,003)	(244,138)	(297,407)
Change in unrealized gain (loss) on investments	904,614	(270,390)	(153,594)	198,808	113,156	15,114	(17,759)	75,882
Reinvested capital gains	144,734	888,795	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,847,979	474,547	(1,974,563)	(1,558,997)	175,418	(378,382)	(276,099)	(236,354)

Equity transactions:
Purchase payments received from contract owners (note 3)	389,319	92,022	1,143,326	231,364	349,407	105,115	89,924	160,227
Transfers between funds	3,110,455	48,225	988,958	1,436,101	10,609,672	1,359,581	436,271	(201,985)
Redemptions (note 3)	(455,502)	(650,390)	(1,758,285)	(237,564)	(1,954,911)	(715,426)	(87,953)	(63,555)
Annuity benefits	(144)	(3,319)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,087)	(3,352)	(5,348)	(3,204)	(3,357)	(5,024)	(121)	(789)
Adjustments to maintain reserves	(170)	(89)	(536)	(77)	(1,338)	(1,079)	(305)	(40)

Net equity transactions	3,042,871	(516,903)	368,115	1,426,620	8,999,473	743,167	437,816	(106,142)

Net change in contract owners’ equity	4,890,850	(42,356)	(1,606,448)	(132,377)	9,174,891	364,785	161,717	(342,496)
Contract owners’ equity beginning of period	3,319,599	3,361,955	3,259,130	3,391,507	3,218,671	2,853,886	532,489	874,985

Contract owners’ equity end of period	$8,210,449	3,319,599	1,652,682	3,259,130	12,393,562	3,218,671	694,206	532,489

CHANGES IN UNITS:
Beginning units	185,142	221,146	1,663,040	1,321,652	869,975	734,014	163,777	212,941
Units purchased	976,799	671,948	84,767,169	41,193,354	76,606,273	35,743,792	4,191,920	2,486,989
Units redeemed	(851,250)	(707,952)	(84,889,715)	(40,851,966)	(74,610,037)	(35,607,831)	(4,056,885)	(2,536,153)

Ending units	310,691	185,142	1,540,494	1,663,040	2,866,211	869,975	298,812	163,777

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RAF		RVISC		RUF		RLCJ
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(20,299)	(32,041)	(25,452)	(35,146)	(62,514)	(151,540)	(37,709)	(16,097)
Realized gain (loss) on investments	(502,351)	(342,464)	(685,042)	(610,580)	(1,514,696)	(1,133,954)	648,771	105,468
Change in unrealized gain (loss) on investments	(2,299)	15,792	15,531	(4,653)	31,871	(9,332)	49,475	(6,499)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(524,949)	(358,713)	(694,963)	(650,379)	(1,545,339)	(1,294,826)	660,537	82,872

Equity transactions:
Purchase payments received from contract owners (note 3)	97,328	222,071	152,875	160,972	296,522	307,717	575,313	22,980
Transfers between funds	(946,975)	956,542	942,506	(667,314)	(45,657)	210,318	(304,628)	1,170,055
Redemptions (note 3)	(591,460)	(367,365)	(181,762)	(310,878)	(732,548)	(729,060)	(562,936)	(60,112)
Annuity benefits	-	-	-	-	-	-	(80)	(872)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,284)	(2,080)	(1,081)	(501)	(4,356)	(2,341)	(827)	(146)
Adjustments to maintain reserves	(44)	(40)	(1,250)	(58)	(88)	(58)	(124)	(66)

Net equity transactions	(1,442,435)	809,128	911,288	(817,779)	(486,127)	(213,424)	(293,282)	1,131,839

Net change in contract owners’ equity	(1,967,384)	450,415	216,325	(1,468,158)	(2,031,466)	(1,508,250)	367,255	1,214,711
Contract owners’ equity beginning of period	2,556,769	2,106,354	1,111,165	2,579,323	4,048,971	5,557,221	2,124,802	910,091

Contract owners’ equity end of period	$589,385	2,556,769	1,327,490	1,111,165	2,017,505	4,048,971	2,492,057	2,124,802

CHANGES IN UNITS:
Beginning units	1,229,953	846,407	353,496	669,629	1,072,355	1,195,966	246,456	124,422
Units purchased	23,608,721	29,976,629	35,271,159	37,108,013	26,602,273	29,888,496	3,123,192	2,217,292
Units redeemed	(24,439,534)	(29,593,083)	(35,021,521)	(37,424,146)	(26,937,418)	(30,012,107)	(3,194,558)	(2,095,258)

Ending units	399,140	1,229,953	603,134	353,496	737,210	1,072,355	175,090	246,456

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RLF		RMED		RVARS		RVF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(43,910)	(81,540)	(74,433)	(60,191)	(100,772)	(52,757)	(146,187)	(116,093)
Realized gain (loss) on investments	1,385,348	683,205	1,653,950	866,733	190,507	382,151	3,683,148	3,123,538
Change in unrealized gain (loss) on investments	477,732	321,983	139,312	123,520	(75,720)	(282,372)	1,362,512	(102,846)
Reinvested capital gains	-	-	-	-	-	-	1,814,037	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,819,170	923,648	1,718,829	930,062	14,015	47,022	6,713,510	2,904,599

Equity transactions:
Purchase payments received from contract owners (note 3)	645,727	84,642	989,306	377,969	891,040	314,686	396,305	600,807
Transfers between funds	(1,414,161)	998,324	(3,206,469)	1,536,355	(356,877)	3,252,480	9,099,774	(1,090,911)
Redemptions (note 3)	(1,302,590)	(978,838)	(1,057,781)	(738,379)	(1,470,776)	(1,554,458)	(1,401,084)	(1,475,022)
Annuity benefits	-	(1,822)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,603)	(9,851)	(5,998)	(22,599)	(5,802)	(4,395)	(6,174)	(2,657)
Adjustments to maintain reserves	(220)	(147)	740	(75)	(118)	(214)	(172)	(132)

Net equity transactions	(2,074,847)	92,308	(3,280,202)	1,153,271	(942,533)	2,008,099	8,088,649	(1,967,915)

Net change in contract owners’ equity	(255,677)	1,015,956	(1,561,373)	2,083,333	(928,518)	2,055,121	14,802,159	936,684
Contract owners’ equity beginning of period	5,168,194	4,152,238	6,437,591	4,354,258	7,991,268	5,936,147	5,970,633	5,033,949

Contract owners’ equity end of period	$4,912,517	5,168,194	4,876,218	6,437,591	7,062,750	7,991,268	20,772,792	5,970,633

CHANGES IN UNITS:
Beginning units	283,744	271,172	321,813	265,722	901,230	676,240	458,586	514,544
Units purchased	255,359	482,966	1,607,831	1,827,887	575,846	675,742	7,499,559	10,124,844
Units redeemed	(347,405)	(470,394)	(1,747,675)	(1,771,796)	(682,592)	(450,752)	(7,021,744)	(10,180,802)

Ending units	191,698	283,744	181,969	321,813	794,484	901,230	936,401	458,586

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ROF		RNF		RPMF		RREF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(130,828)	(137,980)	(153,860)	(145,623)	(61,194)	(347,779)	62,932	(38,088)
Realized gain (loss) on investments	2,877,102	1,349,474	4,857,923	2,804,804	(10,909,563)	(4,700,390)	600,129	1,874,584
Change in unrealized gain (loss) on investments	761,861	53,040	(266,949)	93,362	1,267,214	774,314	(371,515)	(69,933)
Reinvested capital gains	-	-	-	-	-	2,165,845	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,508,135	1,264,534	4,437,114	2,752,543	(9,703,543)	(2,108,010)	291,546	1,766,563

Equity transactions:
Purchase payments received from contract owners (note 3)	1,672,701	321,523	340,569	746,837	876,867	1,761,234	760,946	573,109
Transfers between funds	8,071,763	649,324	16,138,769	(1,114,093)	200,665	(359,795)	(4,632,116)	3,320,863
Redemptions (note 3)	(1,409,589)	(1,374,349)	(1,787,536)	(2,585,078)	(1,512,209)	(3,982,309)	(1,467,629)	(1,535,596)
Annuity benefits	-	-	-	-	(139)	(3,286)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,392)	(5,070)	(3,844)	(16,914)	(7,604)	(13,341)	(5,130)	(8,195)
Adjustments to maintain reserves	(170)	(179)	(129)	(93)	(826)	(2,010)	(178)	(230)

Net equity transactions	8,331,313	(408,751)	14,687,829	(2,969,341)	(443,246)	(2,599,507)	(5,344,107)	2,349,951

Net change in contract owners’ equity	11,839,448	855,783	19,124,943	(216,798)	(10,146,789)	(4,707,517)	(5,052,561)	4,116,514
Contract owners’ equity beginning of period	7,425,414	6,569,631	9,379,489	9,596,287	19,680,043	24,387,560	12,388,116	8,271,602

Contract owners’ equity end of period	$19,264,862	7,425,414	28,504,432	9,379,489	9,533,254	19,680,043	7,335,555	12,388,116

CHANGES IN UNITS:
Beginning units	436,120	435,810	841,905	1,040,432	885,640	1,056,256	680,026	526,180
Units purchased	5,273,797	7,644,858	16,470,441	11,233,884	3,287,772	4,193,512	2,495,174	4,429,243
Units redeemed	(4,821,922)	(7,644,548)	(15,410,294)	(11,432,411)	(3,321,681)	(4,364,128)	(2,783,940)	(4,275,397)

Ending units	887,995	436,120	1,902,052	841,905	851,731	885,640	391,260	680,026

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RRF		RMEK		RTF		RVLCG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(50,348)	(76,191)	(92,440)	(67,056)	(166,574)	(132,312)	(450,880)	(285,161)
Realized gain (loss) on investments	798,708	1,006,366	2,501,384	665,926	5,084,346	2,381,491	6,154,278	1,765,732
Change in unrealized gain (loss) on investments	(119,375)	33,936	246,587	72,076	1,081,013	(298,383)	3,284,925	298,449
Reinvested capital gains	414,916	-	-	-	-	-	-	145,095

Net increase (decrease) in contract owners’ equity resulting from operations	1,043,901	964,111	2,655,531	670,946	5,998,785	1,950,796	8,988,323	1,924,115

Equity transactions:
Purchase payments received from contract owners (note 3)	68,371	174,367	734,332	270,837	1,839,924	4,272,507	3,072,431	996,684
Transfers between funds	964,277	(4,393,207)	(720,198)	(75,596)	3,502,207	(9,918,490)	13,121,863	2,114,805
Redemptions (note 3)	(357,643)	(728,395)	(1,178,381)	(721,926)	(933,621)	(1,159,724)	(3,056,092)	(2,322,044)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(601)	(7,392)	(5,894)	(7,107)	(2,183)	(6,026)	(12,732)	(3,753)
Adjustments to maintain reserves	(96)	(132)	(1,103)	(944)	(136)	(208)	(112)	(177)

Net equity transactions	674,308	(4,954,759)	(1,171,244)	(534,736)	4,406,191	(6,811,941)	13,125,358	785,515

Net change in contract owners’ equity	1,718,209	(3,990,648)	1,484,287	136,210	10,404,976	(4,861,145)	22,113,681	2,709,630
Contract owners’ equity beginning of period	2,891,298	6,881,946	4,509,583	4,373,373	5,226,163	10,087,308	18,360,948	15,651,318

Contract owners’ equity end of period	$4,609,507	2,891,298	5,993,870	4,509,583	15,631,139	5,226,163	40,474,629	18,360,948

CHANGES IN UNITS:
Beginning units	162,131	449,160	279,441	336,537	582,339	1,396,743	1,437,364	1,364,526
Units purchased	1,556,340	2,555,282	5,352,149	4,753,302	10,185,263	16,753,430	5,020,496	5,206,953
Units redeemed	(1,525,697)	(2,842,311)	(5,378,849)	(4,810,398)	(9,752,678)	(17,567,834)	(4,170,416)	(5,134,115)

Ending units	192,774	162,131	252,741	279,441	1,014,924	582,339	2,287,444	1,437,364

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVLCV		RVMCG		RVMCV		RVSCG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(401,183)	(122,490)	(390,580)	(193,883)	(214,369)	(126,914)	(304,450)	(120,242)
Realized gain (loss) on investments	4,936,907	1,597,264	1,172,344	26,622	2,920,051	1,594,962	3,607,947	408,495
Change in unrealized gain (loss) on investments	2,931,792	461,345	2,615,495	(1,321,397)	235,438	254,127	1,418,422	(8,401)
Reinvested capital gains	-	-	2,460,732	2,864,688	-	-	1,443,441	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,467,516	1,936,119	5,857,991	1,376,030	2,941,120	1,722,175	6,165,360	279,852

Equity transactions:
Purchase payments received from contract owners (note 3)	6,062,149	1,038,328	2,477,288	375,306	1,130,825	535,096	2,334,962	494,866
Transfers between funds	19,590,203	(2,686,977)	12,059,764	6,906,534	11,555,166	(10,794,819)	10,759,511	4,476,380
Redemptions (note 3)	(3,194,433)	(1,687,183)	(3,022,106)	(1,235,638)	(1,550,798)	(1,124,856)	(2,215,162)	(862,193)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(11,356)	(4,421)	(6,076)	(7,288)	(4,051)	(1,898)	(3,414)	(2,553)
Adjustments to maintain reserves	(161)	(167)	(149)	(159)	(146)	(133)	(139)	(41)

Net equity transactions	22,446,402	(3,340,420)	11,508,721	6,038,755	11,130,996	(11,386,610)	10,875,758	4,106,459

Net change in contract owners’ equity	29,913,918	(1,404,301)	17,366,712	7,414,785	14,072,116	(9,664,435)	17,041,118	4,386,311
Contract owners’ equity beginning of period	13,120,094	14,524,395	18,018,082	10,603,297	6,630,169	16,294,604	12,741,235	8,354,924

Contract owners’ equity end of period	$43,034,012	13,120,094	35,384,794	18,018,082	20,702,285	6,630,169	29,782,353	12,741,235

CHANGES IN UNITS:
Beginning units	1,057,510	1,398,503	995,696	670,396	483,777	1,362,882	870,994	620,483
Units purchased	6,909,502	5,404,523	5,313,584	1,699,194	7,008,245	1,878,327	4,687,229	2,449,222
Units redeemed	(5,549,824)	(5,745,516)	(4,812,654)	(1,373,894)	(6,364,383)	(2,757,432)	(4,061,505)	(2,198,711)

Ending units	2,417,188	1,057,510	1,496,626	995,696	1,127,639	483,777	1,496,718	870,994

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVSCV		RVSDL		RTEC		RTEL
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(106,372)	(67,191)	(16,687)	(40,522)	(69,183)	(77,048)	9,298	3,606
Realized gain (loss) on investments	1,956,823	393,119	(138,329)	(326,556)	751,386	(157,172)	103,880	(120,888)
Change in unrealized gain (loss) on investments	1,241,525	8,625	45,008	(79,833)	716,074	(221,508)	52,697	(14,616)
Reinvested capital gains	-	-	-	-	-	893,636	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,091,976	334,553	(110,008)	(446,911)	1,398,277	437,908	165,875	(131,898)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,907,425	614,537	41,308	76,829	674,612	320,794	87,656	17,787
Transfers between funds	4,003,016	209,702	(2,192,486)	1,023,057	10,646	44,047	(17,225)	(891,647)
Redemptions (note 3)	(1,101,631)	(691,160)	(131,943)	(282,922)	(514,896)	(621,701)	(116,114)	(163,120)
Annuity benefits	-	-	-	-	-	-	-	(1,251)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,344)	(2,330)	(2,883)	(4,573)	(1,311)	(2,606)	(1,197)	(335)
Adjustments to maintain reserves	(95)	(159)	(71)	(106)	(125)	(156)	(26)	(84)

Net equity transactions	4,804,371	130,590	(2,286,075)	812,285	168,926	(259,622)	(46,906)	(1,038,650)

Net change in contract owners’ equity	7,896,347	465,143	(2,396,083)	365,374	1,567,203	178,286	118,969	(1,170,548)
Contract owners’ equity beginning of period	6,290,002	5,824,859	3,204,951	2,839,577	4,670,093	4,491,807	923,565	2,094,113

Contract owners’ equity end of period	$14,186,349	6,290,002	808,868	3,204,951	6,237,296	4,670,093	1,042,534	923,565

CHANGES IN UNITS:
Beginning units	498,760	541,995	567,154	465,951	354,947	376,999	119,021	281,388
Units purchased	2,641,764	1,833,515	2,755,463	6,797,120	1,708,792	2,083,208	3,820,047	4,840,151
Units redeemed	(2,328,122)	(1,876,750)	(3,172,133)	(6,695,917)	(1,701,368)	(2,105,260)	(3,821,569)	(5,002,518)

Ending units	812,402	498,760	150,484	567,154	362,371	354,947	117,499	119,021

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RTRF		RUTL		RVWDL		GVFRB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(105,857)	(54,132)	91,229	62,310	(7,580)	(11,293)	(32,883)	-
Realized gain (loss) on investments	2,256,698	254,235	430,793	176,988	(39,910)	(68,363)	43,993	-
Change in unrealized gain (loss) on investments	467,263	273,970	35,374	(353,517)	407	52,337	67,360	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,618,104	474,073	557,396	(114,219)	(47,083)	(27,319)	78,470	-

Equity transactions:
Purchase payments received from contract owners (note 3)	450,479	47,547	351,691	317,102	(4,544)	68,997	509,650	-
Transfers between funds	3,238,904	807,450	(1,832,991)	(3,353,336)	(35,158)	3,797	4,072,036	-
Redemptions (note 3)	(883,512)	(594,155)	(609,781)	(726,592)	(91,399)	(64,356)	(153,963)	-
Annuity benefits	(175)	(1,899)	-	(2,127)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,159)	(2,122)	(2,374)	(4,730)	(1,465)	(520)	(3,223)	-
Adjustments to maintain reserves	(116)	(99)	(70)	(150)	(111)	(27)	(53)	-

Net equity transactions	2,802,421	256,722	(2,093,525)	(3,769,833)	(132,677)	7,891	4,424,447	-

Net change in contract owners’ equity	5,420,525	730,795	(1,536,129)	(3,884,052)	(179,760)	(19,428)	4,502,917	-
Contract owners’ equity beginning of period	4,292,452	3,561,657	5,772,558	9,656,610	803,071	822,499	-	-

Contract owners’ equity end of period	$9,712,977	4,292,452	4,236,429	5,772,558	623,311	803,071	4,502,917	-

CHANGES IN UNITS:
Beginning units	266,492	254,532	479,076	801,459	77,859	79,878	-	-
Units purchased	1,848,015	1,879,725	4,058,300	5,281,530	902,283	617,626	862,369	-
Units redeemed	(1,703,611)	(1,867,765)	(4,222,097)	(5,603,913)	(916,842)	(619,645)	(418,848)	-

Ending units	410,896	266,492	315,279	479,076	63,300	77,859	443,521	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GSBLMO		VWHA		VWAR		WRASP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(28)	-	(29,575)	(11,433)	(32,041)	(32,150)	(61,134)	(72,806)
Realized gain (loss) on investments	-	-	1,814	(152,753)	6,702	(720)	2,467,510	848,967
Change in unrealized gain (loss) on investments	105	-	229,262	122,484	64,314	25,628	2,588,277	2,530,212
Reinvested capital gains	-	-	42,986	66,712	16,118	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	77	-	244,487	25,010	55,093	(7,242)	4,994,653	3,306,373

Equity transactions:
Purchase payments received from contract owners (note 3)	9,212	-	1,159,568	761,688	326,983	734,112	4,986,445	1,351,524
Transfers between funds	14,432	-	516,879	750,343	(1,397,685)	29,478	(15,452)	3,212,199
Redemptions (note 3)	-	-	(148,709)	(48,508)	(78,907)	(3,809)	(2,942,018)	(3,551,370)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(1,195)	(625)	(793)	-	(7,430)	(28,504)
Adjustments to maintain reserves	(3)	-	(95)	(50)	(33)	(44)	(200)	(122)

Net equity transactions	23,641	-	1,526,448	1,462,848	(1,150,435)	759,737	2,021,345	983,727

Net change in contract owners’ equity	23,718	-	1,770,935	1,487,858	(1,095,342)	752,495	7,015,998	4,290,100
Contract owners’ equity beginning of period	-	-	2,159,544	671,686	2,760,934	2,008,439	23,773,000	19,482,900

Contract owners’ equity end of period	$23,718	-	3,930,479	2,159,544	1,665,592	2,760,934	30,788,998	23,773,000

CHANGES IN UNITS:
Beginning units	-	-	276,250	86,604	287,520	208,859	2,119,340	2,026,378
Units purchased	2,358	-	325,252	292,387	60,622	107,267	2,617,498	1,978,352
Units redeemed	-	-	(140,322)	(102,741)	(180,129)	(28,606)	(2,517,505)	(1,885,390)

Ending units	2,358	-	461,180	276,250	168,013	287,520	2,219,333	2,119,340

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVASA		RVAAS		RVACS		RVAMS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	24,692	(1,746)	(4,011)	20,736	12,827	(4,630)	6,641
Realized gain (loss) on investments	-	(160,531)	62,397	(5,043)	151,787	10,083	375,116	74,039
Change in unrealized gain (loss) on investments	-	82,292	3,317	41,306	(81,771)	143,834	(83,431)	275,427
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(53,547)	63,968	32,252	90,752	166,744	287,055	356,107

Equity transactions:
Purchase payments received from contract owners (note 3)	-	105,129	506,983	10,321	62,774	289,769	259,687	129,721
Transfers between funds	-	(3,298,631)	(1,075,692)	68,257	(2,936,306)	1,070,206	(4,218,685)	(131,080)
Redemptions (note 3)	-	(62,470)	(52,292)	(124,314)	(116,786)	(529,686)	(347,280)	(524,032)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(829)	-	(1,525)	(1)	(3,705)	(1,602)	(135)
Adjustments to maintain reserves	-	(29)	(21)	(25)	(24)	(44)	(50)	(22)

Net equity transactions	-	(3,256,830)	(621,022)	(47,286)	(2,990,343)	826,540	(4,307,930)	(525,548)

Net change in contract owners’ equity	-	(3,310,377)	(557,054)	(15,034)	(2,899,591)	993,284	(4,020,875)	(169,441)
Contract owners’ equity beginning of period	-	3,310,377	557,054	572,088	2,899,591	1,906,307	4,020,875	4,190,316

Contract owners’ equity end of period	$-	-	-	557,054	-	2,899,591	-	4,020,875

CHANGES IN UNITS:
Beginning units	-	360,426	51,471	58,543	274,533	192,189	381,412	431,152
Units purchased	-	138,330	51,609	78,256	37,556	317,582	41,218	113,728
Units redeemed	-	(498,756)	(103,080)	(85,328)	(312,089)	(235,238)	(422,630)	(163,468)

Ending units	-	-	-	51,471	-	274,533	-	381,412

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVDFA		RVDSR		SBTRP		SBIEP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(108,734)	(213,266)	(133,480)	(272,952)	-	(33)	-	(245)
Realized gain (loss) on investments	1,131,888	(58,064)	2,701,315	523,666	-	(3,310)	-	(35,033)
Change in unrealized gain (loss) on investments	448,399	448,000	(649,204)	226,570	-	5,052	-	40,356
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,471,553	176,670	1,918,631	477,284	-	1,709	-	5,078

Equity transactions:
Purchase payments received from contract owners (note 3)	584,239	431,574	333,961	776,326	-	-	-	(1)
Transfers between funds	(11,433,298)	(2,481,074)	(14,827,153)	(3,782,526)	-	-	-	(61,580)
Redemptions (note 3)	(1,056,067)	(3,584,465)	(1,541,464)	(6,223,893)	-	(34,739)	-	(29,993)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	(10)
Contingent deferred sales charges (note 2)	(8,085)	(5,495)	(11,701)	(11,900)	-	-	-	-
Adjustments to maintain reserves	(98)	(121)	(91)	(133)	-	3	-	(3)

Net equity transactions	(11,913,309)	(5,639,581)	(16,046,448)	(9,242,126)	-	(34,736)	-	(91,587)

Net change in contract owners’ equity	(10,441,756)	(5,462,911)	(14,127,817)	(8,764,842)	-	(33,027)	-	(86,509)
Contract owners’ equity beginning of period	10,441,756	15,904,667	14,127,817	22,892,659	-	33,027	-	86,509

Contract owners’ equity end of period	$-	10,441,756	-	14,127,817	-	-	-	-

CHANGES IN UNITS:
Beginning units	1,212,032	1,858,221	1,578,196	2,618,123	-	1,435	-	8,400
Units purchased	124,873	84,475	149,478	235,380	-	-	-	-
Units redeemed	(1,336,905)	(730,664)	(1,727,674)	(1,275,307)	-	(1,435)	-	(8,400)

Ending units	-	1,212,032	-	1,578,196	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALPS FUNDS

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN FUNDS GROUP (THE)

Global Small Capitalization Fund - Class 4 (AMVGS4)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

DIREXION FUNDS

Dynamic VP HY Bond Fund (DXVHY)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)*

INVESCO INVESTMENTS

VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)

MERGER FUNDS

The Merger Fund VL (MGRFV)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)

Global Real Estate Portfolio - Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Emerging Markets Fund - Class III (GEM3)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class III (TRF3)

NVIT Government Bond Fund - Class III (GBF3)

American Century NVIT Growth Fund -Class II (CAF2)

NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)

NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)

NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)

NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)

NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)

NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)

NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)

NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)

NVIT Multi-Manager Small Company Fund - Class III (SCF3)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Real Estate Fund - Class II (NVRE2)

NVIT Money Market Fund - Class II (NVMM2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)*

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

NORTHERN LIGHTS

7Twelve Balanced Portfolio (NO7TB)*

Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)

Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

PIMCO FUNDS

VIT - Unconstrained Bond Portfolio Advisor Class (PMUBA)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class III (ACVIG3)

American Century VP Inflation Protection Fund - Class II (ACVIP2)

VP Ultra(R) Fund - Class III (ACVU3)

VP Value Fund - Class III (ACVV3)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)

VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)

VIP Growth Portfolio - Service Class 2 R (FG2R)

VIP High Income Portfolio - Service Class 2R (FHI2R)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Franklin Income Securities Fund - Class 2 (FTVIS2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable All Cap Value Portfolio Class I (SBTRP)*

ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Service Class (OVGSS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class  (PMVEBD)

Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)

Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)

PRO FUNDS

VP UltraShort NASDAQ-100 (PROUSN)

VP Access High Yield Fund (PROAHY)

VP Asia 30 (PROA30)

VP Banks (PROBNK)

VP Basic Materials (PROBM)

VP Bear (PROBR)

VP Biotechnology (PROBIO)

VP Bull (PROBL)

VP Consumer Goods (PROCG)

VP Consumer Services (PROCS)

VP Emerging Markets (PROEM)

VP Europe 30 (PROE30)

VP Financials (PROFIN)

VP Health Care (PROHC)

VP Industrials (PROIND)

VP International (PROINT)

VP Internet (PRONET)

VP Japan (PROJP)

VP NASDAQ-100 (PRON)

VP Oil & Gas (PROOG)

VP Pharmaceuticals (PROPHR)

VP Precious Metals (PROPM)

VP Real Estate (PRORE)

VP Rising Rates Opportunity (PRORRO)

VP Semiconductor (PROSCN)

VP Short Emerging Markets (PROSEM)

VP Short International (PROSIN)

VP Short NASDAQ-100 (PROSN)

VP Technology (PROTEC)

VP Telecommunications (PROTEL)

VP U.S. Government Plus (PROGVP)

VP UltraNASDAQ-100 (PROUN)

VP Utilities (PROUTL)

GUGGENHEIM INVESTMENTS

Global Managed Futures Strategy (RVMFU)

Variable Fund - Long Short Equity Fund (RSRF)

Variable Fund - CLS AdvisorOne Amerigo (RVAMR)

Variable Trust - Banking Fund (RBKF)

Variable Trust - Basic Materials Fund (RBMF)

Variable Fund - CLS AdvisorOne Select Allocation (RVBER)

Variable Trust - Biotechnology Fund (RBF)

Variable Fund - CLS AdvisorOne Clermont (RVCLR)

Variable Trust - Commodities Strategy Fund (RVCMD)

Variable Trust - Consumer Products Fund (RCPF)

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

Variable Trust - Dow 2x Strategy Fund (RVLDD)

Variable Trust - Electronics Fund (RELF)

Variable Trust - Energy Fund (RENF)

Variable Trust - Energy Services Fund (RESF)

Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Variable Trust - Financial Services Fund (RFSF)

Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust - Health Care Fund (RHCF)

Variable Trust - Internet Fund (RINF)

Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Variable Trust - Japan 2x Strategy Fund (RLCJ)

Variable Trust - Leisure Fund (RLF)

Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust - NASDAQ-100(R) Fund (ROF)

Variable Trust - Nova Fund (RNF)

Variable Trust - Precious Metals Fund (RPMF)

Variable Trust - Real Estate Fund (RREF)

Variable Trust - Retailing Fund (RRF)

Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust - S&P 500 2x Strategy Fund (RTF)

Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust - Technology Fund (RTEC)

Variable Trust - Telecommunications Fund (RTEL)

Variable Trust - Transportation Fund (RTRF)

Variable Trust - Utilities Fund (RUTL)

Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

SBL Fund - Series F (Floating Rate Strategies Series) (GVFRB)

Series M (Macro Opportunities Series) (GSBLMO)

VAN ECK ASSOCIATES CORPORATION

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

*At December 31, 2013, contract owners have not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year for those products with Contingent Deferred Sales Charge (CDSC) schedules; excluding marketFLEX II, which declines at 1% per year beginning after the purchase payment has been held in the contact for one year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No contingent deferred sales charge is deducted on marketFLEX Advisor contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For Smith Barney contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 4 Options	Smith Barney	Market Flex Annuity	Market Flex II Annuity	Market Flex Advisor Annuity
Variable Account Charges - Recurring	1.25%	1.15%	1.05%	0.25%
CDSC Option:
Administrative Charge	0.05%	0.00%	0.20%	0.20%
Four Year CDSC	-	-	0.35%	-
No CDSC	-	0.20%	0.40%	0.00%
Death Benefit Options:
Highest Anniversary Death Benefit	-	0.20%	0.30%	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value prior to contract age specifications less surrenders.

Highest Anniversary or 5% Enhanced Death Benefit	-	0.25%	-	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders,(iii) highest contract value prior to contract age specifications less surrenders, or (iv) the 5% interest anniversary value.

Return of Premium Enhanced Death Benefit Option	-	-	0.20%	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders.
Extra Value Option (EV):

Fee assessed to assets of the variable account during the first seven contract years in exchange for an application of Extra Value Credit based on purchase payments made during the first 12 months that contract is in force.

3% Extra Value Credit Option	-	0.45%	0.40%	0.40%
4% Extra Value Credit Option	-	-	0.55%	0.55%
iFLEX Option	-	-	0.60%	-
Withdrawal benefit providing contract owner a choice as to the form the benefit will take.
Note: May not be elected if the No CDSC option is elected.

Maximum Variable Account Charges (1)	1.30%	2.05%	3.10%	1.20%

(1) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2013.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Total	AAEIP3	AMVGS4	MLVGA3	CSCRS	DXVHY	IVBRA2	LZREMS

0.45%	$303,528	$-	$29	$2,421	$398	$35	$-	$442
0.65%	44,950	-	-	387	285	-	-	-
0.70%	2,647	-	-	-	-	-	-	-
0.80%	134	-	-	63	-	-	-	-
0.85%	5,653	-	-	-	-	-	-	-
0.90%	582	-	-	-	-	-	-	-
0.95%	4,071	-	-	142	-	-	-	-
1.00%	4,845	-	1	-	-	-	-	-
1.05%	628	-	-	-	-	-	-	-
1.10%	2,013	-	-	-	-	-	-	-
1.15%	2,274,348	-	342	53,557	1,184	62,556	2	801
1.20%	923	-	-	-	-	-	-	-
1.25%	1,271,596	3	276	17,280	1,403	51,174	3	136
1.30%	27,350	-	-	-	-	-	-	-
1.35%	3,771,987	92	912	65,404	1,798	63,105	-	495
1.40%	770,000	-	187	19,372	63	525	-	894
1.45%	182,670	-	-	2,277	512	11,225	-	203
1.50%	256	-	-	-	-	-	-	-
1.55%	1,593,490	10	179	39,538	752	22,570	-	935
1.60%	1,871,690	-	965	29,179	1,612	4,248	2	3,203
1.65%	1,723,075	-	281	14,073	-	15,691	1	96
1.80%	855,810	-	794	10,397	102	2,216	-	201
1.85%	112,277	-	-	211	21	124	18	-
1.90%	1,358,989	-	358	20,759	1,383	720	-	102
1.95%	447,633	-	43	4,246	60	599	2	5
2.00%	158,423	-	4	1,689	-	2,896	-	-
2.05%	18,683	-	-	-	-	-	-	-
2.10%	335,820	-	66	8,450	1,014	132	-	229
2.15%	244,941	-	123	1,488	-	-	-	107
2.20%	67,306	-	-	73	3	-	-	-
2.25%	10,612	-	-	740	-	-	-	-
2.30%	114,312	-	-	-	-	-	-	-
2.35%	55,494	-	-	31	5	-	-	-
2.40%	10,884	-	-	826	-	-	-	-
2.45%	115,534	-	11	575	-	-	-	-
2.50%	84,645	-	-	-	-	5,573	-	-
2.55%	1,105	-	-	-	-	-	-	-
2.85%	8,451	-	-	-	-	-	-	-

Totals	$17,857,355	$105	$4,571	$293,178	$10,595	$243,389	$28	$7,849

	MVGTAS	MGRFV	MSEMB	MSVGT2	VKVGR2	GVAAA2	HIBF3	GEM3

0.45%	$195	$-	$609	$67	$421	$1,382	$36	$349
0.65%	59	-	-	-	56	61	10	46
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	268	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	15	127	-
1.00%	-	-	-	-	-	56	126	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,707	-	1,869	483	1,763	18,891	21,217	3,756
1.20%	-	-	-	-	-	-	-	-
1.25%	2,057	-	1,840	1,629	2,402	5,273	4,355	9,746
1.30%	-	-	-	-	-	-	-	-
1.35%	924	6	1,216	1,523	3,219	36,918	21,795	5,698
1.40%	2,440	3	186	122	1,310	12,065	4,217	580
1.45%	627	-	526	700	991	3,298	-	463
1.50%	-	-	-	-	-	-	78	11
1.55%	853	-	1,634	711	6,000	9,629	20,947	5,351
1.60%	761	8	1,364	778	7,262	11,103	3,601	3,305
1.65%	410	-	1,610	202	3,935	11,284	1,327	6,827
1.80%	1,407	-	1,532	2,305	560	5,101	298	766
1.85%	16	-	14	19	61	200	-	210
1.90%	1,402	-	2,470	237	3,481	13,297	1,020	2,062
1.95%	192	-	866	217	485	5,742	-	6,039
2.00%	-	-	119	234	82	8,659	-	18
2.05%	-	-	-	-	-	-	-	-
2.10%	618	-	1,644	410	1,553	2,525	-	858
2.15%	-	-	166	-	673	2,438	223	22
2.20%	111	-	-	365	83	6,112	-	27
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	19,701	-	-
2.35%	-	-	104	-	-	322	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	152	-	387	14,671	297	-
2.50%	-	-	101	-	45	-	-	52
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$13,779	$17	$18,022	$10,002	$34,769	$188,743	$79,942	$46,186

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVLCP2

0.45%	$99	$530	$21	$58	$563	$874	$575	$243
0.65%	-	-	-	264	561	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	110	111	-	-	-	260	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	11	-	-	-	-	679	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,682	5,292	7,716	22,991	12,792	11,464	387	4,368
1.20%	-	-	-	-	-	-	-	-
1.25%	3,691	7,236	4,015	4,905	13,753	6,052	617	1,254
1.30%	-	-	-	-	-	-	-	-
1.35%	9,018	8,517	15,835	13,895	51,866	34,792	14,509	12,778
1.40%	366	2,262	554	1,782	6,683	4,633	2,883	1,303
1.45%	498	339	1,083	240	420	264	247	152
1.50%	-	-	-	-	-	-	-	-
1.55%	375	3,428	2,595	10,669	9,809	3,138	874	4,962
1.60%	2,552	3,825	8,998	9,808	17,330	4,562	7,511	9,775
1.65%	7,481	2,400	3,275	8,422	60,162	39,978	18,770	16,383
1.80%	2,458	1,340	7,579	4,589	7,795	5,193	4,177	4,833
1.85%	366	-	-	608	591	-	-	622
1.90%	2,681	9,360	6,766	6,514	7,260	528	5,989	8,160
1.95%	47	377	1,693	2,163	8,474	19	6	2,423
2.00%	-	-	7,589	735	3,124	342	-	317
2.05%	-	-	-	-	-	-	-	-
2.10%	-	53	93	728	2,351	67	-	-
2.15%	-	1,071	12	1,610	379	293	-	659
2.20%	-	-	369	3,765	1,258	721	3,928	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	7	42	939	225	-	-	-
2.35%	-	-	-	-	-	-	-	142
2.40%	-	-	-	-	95	-	-	-
2.45%	-	-	-	-	-	164	-	393
2.50%	-	-	456	-	1,695	164	146	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	8,451	-

	$31,314	$46,158	$68,802	$94,685	$207,186	$113,248	$70,009	$68,767

	TRF3	GBF3	CAF2	GVIDA6	NVDBL6	NVDCA6	GVIDC6	GVIDM6

0.45%	$465	$1,052	$2	$31	$128	$-	$373	$1,783
0.65%	-	65	-	-	-	1	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	300	-	-	-	-	250	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	289	-	-	-	-	-	-
1.00%	-	-	-	-	27	27	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,348	46,612	2	6,938	5,090	1,284	30,296	66,135
1.20%	-	-	-	-	-	-	-	-
1.25%	1,271	5,473	-	3,943	851	993	8,049	4,336
1.30%	-	-	-	-	-	-	-	-
1.35%	9,695	58,325	34	22,786	2,389	451	52,256	94,999
1.40%	625	8,859	1	6,596	277	16	9,945	22,612
1.45%	-	1,126	-	-	81	-	-	8
1.50%	-	-	-	-	-	-	-	-
1.55%	81	30,526	-	3,472	1,306	-	17,221	32,564
1.60%	2,367	15,100	171	22,324	910	4,200	22,077	24,622
1.65%	215	5,027	2	2,203	518	7,202	31,287	26,793
1.80%	6	413	4	1,103	1,019	30	1,665	2,095
1.85%	32	-	-	364	-	-	487	29
1.90%	535	562	88	3,711	-	589	689	421
1.95%	-	5,653	-	755	15	42	3,732	10
2.00%	-	-	-	-	1,161	-	2,308	952
2.05%	-	-	-	-	-	-	-	-
2.10%	-	4,256	-	-	-	-	1,380	-
2.15%	-	602	-	-	-	-	-	376
2.20%	-	-	-	-	-	-	-	277
2.25%	-	-	-	-	-	-	-	-
2.30%	77	-	-	-	-	831	6,011	514
2.35%	-	-	-	-	-	-	-	32
2.40%	-	-	-	-	-	-	-	-
2.45%	-	163	-	-	-	-	-	934
2.50%	-	-	-	-	-	506	-	2,025
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$18,717	$184,403	$304	$74,226	$13,772	$16,172	$188,026	$281,517

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	GVDMA6	GVDMC6	SAM	NVMIG6	GVDIV6	NVMLG2	NVMLV2	NVMMG1

0.45%	$616	$332	$-	$854	$569	$285	$333	$-
0.65%	-	-	-	14	9	5	16	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	2	-	-	-	-	-	-
0.85%	-	-	-	-	-	3	1	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	70	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	23,100	19,300	-	1,584	1,619	2,750	3,390	418
1.20%	-	-	-	-	-	-	-	-
1.25%	764	16,514	-	1,200	2,619	950	708	-
1.30%	-	-	967	-	-	-	-	-
1.35%	38,594	54,355	-	7,043	2,366	3,702	3,479	2,881
1.40%	9,844	18,043	-	980	104	1,049	903	658
1.45%	-	268	-	53	67	123	162	-
1.50%	-	-	-	-	-	20	-	-
1.55%	7,687	5,511	-	5,338	3,833	1,507	1,318	27
1.60%	7,437	15,164	-	3,938	5,845	1,878	2,013	240
1.65%	143	20,302	-	4,401	2,019	391	780	-
1.80%	454	1,560	-	1,077	107	8,003	9,536	-
1.85%	-	18	-	-	4	320	192	-
1.90%	480	15,575	-	4,683	3,735	1,576	1,257	-
1.95%	16	1,064	-	2,314	1,399	61	2	-
2.00%	-	-	-	-	8	1,159	1,258	-
2.05%	-	693	-	-	-	-	-	-
2.10%	-	2,841	-	159	301	333	285	-
2.15%	-	895	-	-	2	43	2,108	-
2.20%	-	-	-	-	-	37	-	-
2.25%	-	2,325	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	1,466	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	675	499	-	36	-
2.50%	-	734	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$89,135	$176,962	$967	$34,313	$25,105	$24,195	$27,847	$4,224

	NVMMG2	NVMMV2	SCGF3	SCVF3	SCF3	MSBF	NVSTB2	NVRE2

0.45%	$227	$1,464	$93	$1,765	$201	$16	$307	$-
0.65%	4	6	144	6	77	-	91	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	2	2	-	57	-	-	3	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	33	-	-	-	-
1.00%	-	1	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,685	4,741	589	1,236	8,370	68	14,010	40
1.20%	-	-	-	-	2	-	-	-
1.25%	1,078	4,291	375	2,138	1,878	223	9,974	228
1.30%	-	-	-	-	-	-	-	-
1.35%	6,456	11,679	4,286	6,078	16,349	396	12,399	93
1.40%	291	809	522	1,761	3,866	3	3,930	-
1.45%	1,031	1,072	151	54	88	-	509	32
1.50%	-	-	-	-	-	-	-	-
1.55%	2,923	3,795	1,318	1,833	2,427	242	10,558	86
1.60%	6,623	9,822	1,249	2,315	1,659	321	12,467	39
1.65%	2,603	10,074	198	4,456	1,343	32	3,288	132
1.80%	4,525	2,846	3,731	255	749	251	5,709	-
1.85%	264	723	-	31	16	-	-	-
1.90%	5,982	7,604	1,607	1,625	1,186	61	2,404	28
1.95%	170	133	145	183	208	44	968	5
2.00%	275	675	451	4	-	-	2,471	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,208	1,819	954	961	1,072	-	1,246	12
2.15%	39	525	32	5	-	-	1,314	-
2.20%	18	-	185	29	38	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	322	303	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	9	451	-	339	-	-	558	-
2.50%	-	-	54	-	-	-	-	10
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$37,735	$62,835	$16,084	$25,164	$39,529	$1,657	$82,206	$705

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	NVMM2	NVLM2	NVLCA2	NCPG2	IDPG2	IDPGI2	NOVMH2	NOVPI2

0.45%	$75,027	$1,389	$38	$-	$-	$-	$91	$327
0.65%	6,857	-	-	-	-	-	38	-
0.70%	67	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	417	55	-	-	-	-	-	113
0.90%	22	-	-	-	-	-	-	-
0.95%	100	-	-	-	-	-	-	-
1.00%	533	-	-	-	-	-	-	951
1.05%	78	-	-	-	-	-	-	-
1.10%	239	-	-	-	-	-	-	-
1.15%	351,232	-	746	-	-	-	56	1,327
1.20%	41	-	-	-	-	-	-	-
1.25%	217,150	3,578	884	-	-	-	2,895	16,706
1.30%	-	-	-	-	-	-	-	-
1.35%	627,637	22	9	12	6	15	92	10,522
1.40%	125,062	442	-	-	-	-	21	129
1.45%	36,107	-	-	-	-	-	4,745	5,387
1.50%	12	-	-	-	-	-	-	-
1.55%	271,490	-	-	-	-	-	2,817	23,362
1.60%	334,518	8,369	1,663	-	-	-	4,208	15,425
1.65%	321,466	232	222	-	-	-	781	92,421
1.80%	266,647	189	-	-	-	-	610	28,580
1.85%	38,164	-	-	-	-	-	14	4,499
1.90%	193,404	-	837	-	-	-	16,498	19,233
1.95%	71,431	-	-	-	-	-	465	19,290
2.00%	20,511	-	-	-	-	-	5	4,078
2.05%	1,629	-	-	-	-	-	-	-
2.10%	85,610	-	-	-	-	-	19	4,148
2.15%	46,020	2,556	-	-	-	-	368	3,874
2.20%	8,114	-	-	-	-	-	291	2,513
2.25%	2,218	-	-	-	-	-	-	-
2.30%	18,214	-	227	-	-	-	-	2,763
2.35%	11,239	-	-	-	-	-	164	1,056
2.40%	1,298	-	-	-	-	-	-	-
2.45%	25,265	-	-	-	-	-	137	36
2.50%	6,765	-	-	-	-	-	56	141
2.55%	107	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$3,164,691	$16,832	$4,626	$12	$6	$15	$34,371	$256,881

	NOTBBA	PMUBA	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3	FQB

0.45%	$8,469	$-	$302	$838	$2,092	$-	$2,000	$-
0.65%	-	-	-	1	1,151	-	195	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	221	178	-	154	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	137	-
1.00%	-	-	-	-	-	-	228	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	675	-	838	10,816	7,387	2,293	15,340	-
1.20%	-	-	-	-	-	-	2	-
1.25%	3,460	11	4,465	5,369	6,517	-	10,306	-
1.30%	-	-	-	-	-	-	-	66
1.35%	2,997	5	1,267	23,029	19,923	1,214	38,457	-
1.40%	-	3	501	6,374	6,105	557	10,391	-
1.45%	211	-	-	14	1,636	-	1,501	-
1.50%	-	-	-	-	-	-	-	-
1.55%	2,122	33	252	4,818	12,030	367	7,761	-
1.60%	781	11	1,552	5,678	14,606	439	6,300	-
1.65%	16,603	-	408	1,249	5,452	-	2,499	-
1.80%	6,947	-	683	1,059	5,775	-	2,290	-
1.85%	3,243	-	-	27	432	-	-	-
1.90%	199	-	302	4,708	4,498	-	2,936	-
1.95%	32	-	-	1,633	9,016	-	732	-
2.00%	-	-	-	-	178	-	-	-
2.05%	-	-	-	-	3,940	-	-	-
2.10%	102	-	-	530	3,800	-	1,493	-
2.15%	94	-	21	20	1,876	-	54	-
2.20%	76	-	-	23	1	-	-	-
2.25%	-	-	-	-	998	-	-	-
2.30%	-	-	-	-	8	-	-	-
2.35%	43	-	-	-	7,803	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	35	-	-	231	1,491	-	1,617	-
2.50%	-	-	-	-	3,380	-	33	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$46,089	$63	$10,591	$66,638	$120,273	$4,870	$104,426	$66

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	FAM2	FC2R	FEI2R	FG2R	FHI2R	FTVIS2	FTVMD2	FTVFA2

0.45%	$1,721	$-	$1,059	$1,707	$1,324	$161	$381	$630
0.65%	183	-	309	24	226	-	-	196
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	151	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	87	-	169	-	-	-	226
1.00%	-	196	27	65	179	-	3	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,961	23,903	13,891	15,182	6,375	887	6,353	18,242
1.20%	-	-	-	-	-	9	-	-
1.25%	1,017	-	3,730	9,707	2,740	321	994	6,956
1.30%	-	-	-	-	-	-	-	-
1.35%	882	52,565	31,358	27,647	7,605	2,994	815	6,995
1.40%	412	17,086	10,120	6,611	302	523	243	5,374
1.45%	465	-	146	1,008	456	33	25	632
1.50%	-	-	-	-	-	-	-	-
1.55%	476	12,309	8,319	14,547	1,583	1,295	1,326	7,174
1.60%	703	2,609	14,272	10,097	4,817	739	423	2,318
1.65%	3,474	-	8,834	3,414	4,870	1,513	514	3,096
1.80%	1,446	-	5,962	9,755	776	624	1,030	6,498
1.85%	93	-	154	67	-	54	92	102
1.90%	790	-	2,169	7,614	3,697	683	654	467
1.95%	233	-	4,116	3,646	2,877	575	187	912
2.00%	-	-	271	12	78	13	8	315
2.05%	-	-	-	-	-	697	-	-
2.10%	380	-	2,583	2,874	365	42	263	-
2.15%	1,061	-	87	1,632	82	46	14	677
2.20%	-	-	170	2	-	-	17	205
2.25%	-	-	-	-	-	171	-	-
2.30%	2,905	-	-	12	-	-	-	-
2.35%	-	-	248	-	-	1,377	-	-
2.40%	-	-	-	-	-	354	-	-
2.45%	298	-	2,817	2,097	958	43	81	227
2.50%	-	-	-	-	16	600	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$19,500	$108,755	$110,642	$118,040	$39,326	$13,754	$13,423	$61,242

	SBVI	LPWHY2	OVGSS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD

0.45%	$-	$2,986	$129	$2,072	$1,681	$1,916	$2,565	$499
0.65%	-	117	774	229	1,292	1,530	1,065	82
0.70%	-	-	-	-	-	-	-	86
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	25	14	7	20
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	31	-	-	-	-
1.00%	-	-	-	-	45	-	-	-
1.05%	-	-	-	-	32	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	7,262	1,142	12,924	2,742	22,995	30,785	1,311
1.20%	-	-	2	-	-	-	-	-
1.25%	-	15,779	98	7,446	2,141	8,739	15,188	4,494
1.30%	26,317	-	-	-	-	-	-	-
1.35%	-	13,531	590	23,064	5,204	32,595	81,082	2,859
1.40%	-	2,742	194	1,643	1,052	5,171	6,049	2,221
1.45%	-	89	-	4,297	503	221	1,934	2,125
1.50%	-	-	-	-	-	-	-	16
1.55%	-	10,161	422	18,832	4,075	37,777	36,621	2,223
1.60%	-	6,240	300	5,674	2,533	12,436	49,107	4,394
1.65%	-	19,813	166	54,559	752	15,496	48,177	3,371
1.80%	-	2,298	1,480	10,760	861	4,186	12,372	2,514
1.85%	-	-	56	837	600	450	928	56
1.90%	-	3,463	-	14,115	1,644	26,765	85,744	2,397
1.95%	-	-	17	11,023	416	8,060	10,160	501
2.00%	-	-	-	9,131	526	240	2,807	433
2.05%	-	-	-	-	-	7,915	-	-
2.10%	-	414	111	2,754	2,525	1,782	8,765	867
2.15%	-	5	22	587	112	3,165	2,676	-
2.20%	-	-	-	7,515	30	-	293	-
2.25%	-	-	-	-	-	2,010	-	-
2.30%	-	-	-	-	-	1,915	860	-
2.35%	-	-	-	178	34	15,591	233	22
2.40%	-	-	-	-	-	1,941	-	808
2.45%	-	-	-	383	424	2,165	3,338	-
2.50%	-	-	-	-	31	6,541	2,119	15
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$26,317	$84,900	$5,503	$188,054	$29,280	$221,616	$402,875	$31,314

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2	PROUSN	PROAHY	PROA30

0.45%	$4,798	$1,806	$17,853	$74	$-	$8	$24,836	$223
0.65%	946	121	414	-	-	10	4,227	41
0.70%	65	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	51	43	65	-	-	-	181	-
0.90%	-	-	-	-	-	-	-	-
0.95%	193	207	308	52	124	-	-	-
1.00%	63	8	180	-	-	-	243	-
1.05%	38	6	1	-	-	-	95	-
1.10%	-	-	-	-	-	-	-	-
1.15%	26,496	5,004	73,272	3,294	1,405	1,034	62,470	2,349
1.20%	-	-	-	-	-	123	-	-
1.25%	4,814	6,522	54,892	2,030	8,345	1,511	83,237	1,914
1.30%	-	-	-	-	-	-	-	-
1.35%	12,770	11,553	146,717	4,908	4,013	839	134,541	4,294
1.40%	2,809	3,856	13,470	1,833	866	55	4,395	67
1.45%	503	1,412	1,431	128	-	592	21,004	114
1.50%	-	-	-	-	-	-	-	-
1.55%	6,837	6,945	44,640	1,815	2,648	1,836	85,084	1,550
1.60%	14,516	9,502	44,568	898	660	535	64,252	3,674
1.65%	12,356	10,858	116,069	-	1,191	827	128,010	686
1.80%	1,372	1,546	13,855	286	1,434	180	27,042	929
1.85%	1,471	148	772	134	-	133	5,039	1,400
1.90%	8,770	6,058	13,307	595	101	2,706	50,290	2,321
1.95%	3,493	4,067	11,240	37	-	495	53,571	545
2.00%	940	152	238	-	1,158	252	8,313	108
2.05%	-	-	-	-	-	-	-	-
2.10%	5,739	547	5,415	1,075	97	1,324	11,318	426
2.15%	343	202	5,650	-	-	4,528	5,136	321
2.20%	-	13	-	-	-	-	4,498	1
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	65	-	-	19	19
2.35%	16	-	-	-	-	-	463	34
2.40%	49	-	-	-	-	-	-	-
2.45%	845	850	1,776	-	66	28	1,393	9
2.50%	15	133	57	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$110,308	$71,559	$566,190	$17,224	$22,108	$17,016	$779,657	$21,025

	PROBNK	PROBM	PROBR	PROBIO	PROBL	PROCG	PROCS	PROEM

0.45%	$93	$41	$1,424	$750	$5,947	$269	$50	$871
0.65%	32	1	1,204	7	76	7	1	153
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	58	-	56	324	12
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	1	1	63	3	-	6
1.05%	-	-	-	-	-	-	-	2
1.10%	-	-	-	-	-	-	-	-
1.15%	1,561	437	3,158	3,561	9,089	1,139	1,603	3,149
1.20%	-	-	-	-	-	-	-	-
1.25%	1,400	2,929	879	6,659	10,796	2,302	4,938	2,870
1.30%	-	-	-	-	-	-	-	-
1.35%	8,035	6,185	1,667	12,858	11,491	1,821	4,414	8,035
1.40%	503	24	14	1,451	1,270	201	256	478
1.45%	505	32	2,945	1,570	539	1,119	1,414	935
1.50%	-	-	-	-	-	-	-	-
1.55%	1,665	1,218	2,401	7,678	3,997	2,093	2,775	3,995
1.60%	4,705	3,024	6,277	6,869	32,050	5,917	5,755	21,201
1.65%	4,608	1,610	10,089	7,917	20,291	2,863	6,512	2,784
1.80%	1,303	1,767	1,696	3,595	13,038	2,989	2,872	4,304
1.85%	418	179	712	247	2,332	150	195	703
1.90%	1,508	7,200	2,710	2,517	10,999	990	1,286	4,591
1.95%	509	118	2,864	5,000	2,154	36	561	454
2.00%	574	-	133	372	1,890	37	80	197
2.05%	-	-	-	-	-	-	-	-
2.10%	805	343	331	1,808	4,882	110	1,784	571
2.15%	1,869	3,437	767	9,313	2,522	425	619	152
2.20%	-	52	72	21	269	1	-	4
2.25%	-	-	67	-	188	-	-	-
2.30%	-	-	165	14	715	-	-	56
2.35%	23	-	129	-	871	-	-	-
2.40%	-	-	27	-	77	53	54	-
2.45%	-	-	313	2	4,319	31	-	191
2.50%	-	-	-	-	2,014	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$30,116	$28,597	$40,045	$72,268	$141,879	$22,612	$35,493	$55,714

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	PROE30	PROFIN	PROHC	PROIND	PROINT	PRONET	PROJP	PRON

0.45%	$611	$24	$90	$487	$370	$127	$448	$2,523
0.65%	158	3	13	13	100	-	179	81
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	9	-	-	-	-	-	3	1
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	7	-	3	-	-	-	3	2
1.05%	3	-	-	-	-	-	1	1
1.10%	-	-	-	-	-	-	-	-
1.15%	923	881	3,247	3,688	5,688	765	724	4,627
1.20%	-	3	-	-	-	2	-	4
1.25%	466	904	4,757	3,222	2,802	2,487	1,651	5,092
1.30%	-	-	-	-	-	-	-	-
1.35%	3,363	2,989	9,253	3,790	9,092	1,339	10,407	7,670
1.40%	147	74	1,115	1,153	730	841	425	614
1.45%	56	422	768	261	314	171	2,898	1,070
1.50%	-	-	-	-	-	-	-	-
1.55%	1,859	2,222	6,626	1,950	3,745	5,512	3,775	4,421
1.60%	3,829	3,879	9,385	8,799	4,128	3,695	22,923	7,626
1.65%	1,592	2,453	7,434	6,383	6,711	3,097	6,563	4,429
1.80%	4,422	1,570	6,276	4,815	1,731	975	6,588	9,314
1.85%	569	211	427	375	540	589	722	1,801
1.90%	5,703	3,894	1,910	9,540	8,579	3,297	4,301	4,872
1.95%	523	1,110	307	670	814	500	889	1,681
2.00%	226	65	201	307	784	160	554	466
2.05%	-	-	-	-	-	-	-	-
2.10%	121	1,336	827	352	975	259	1,948	1,521
2.15%	1,953	443	3,035	250	1,840	472	475	573
2.20%	-	3	6	7	-	138	309	184
2.25%	-	-	-	-	-	-	-	151
2.30%	68	-	-	1,140	-	77	16	429
2.35%	123	4	-	74	9	17	62	908
2.40%	-	-	-	-	-	-	-	58
2.45%	2	368	-	206	1,323	117	-	1,433
2.50%	-	-	1,390	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$26,733	$22,858	$57,070	$47,482	$50,275	$24,637	$65,864	$61,552

	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSCN	PROSEM	PROSIN

0.45%	$217	$605	$126	$754	$1,879	$19	$130	$72
0.65%	957	15	1,094	7	226	8	25	9
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	16	-	2	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	40	-	-	-
1.05%	-	-	-	-	27	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,386	1,966	1,081	1,522	1,358	469	1,387	32
1.20%	-	-	-	-	-	-	-	-
1.25%	6,085	1,752	2,447	3,039	1,783	300	229	313
1.30%	-	-	-	-	-	-	-	-
1.35%	15,648	3,310	3,529	9,846	6,099	1,010	1,365	343
1.40%	404	61	607	328	1,335	30	23	26
1.45%	435	561	786	326	231	1	31	978
1.50%	-	-	-	-	-	-	-	-
1.55%	4,072	4,825	10,945	4,383	1,307	804	535	603
1.60%	980	1,191	1,452	8,381	2,717	153	2,212	3,657
1.65%	1,487	1,839	7,072	2,928	1,173	439	519	283
1.80%	937	788	2,028	468	4,621	13	185	1,600
1.85%	27	67	147	88	353	117	226	166
1.90%	13,722	883	1,323	9,529	544	16	267	3,436
1.95%	64	297	1,175	1,315	988	11	24	949
2.00%	41	133	312	178	585	-	175	167
2.05%	-	-	-	-	-	-	-	-
2.10%	1,430	1,312	1,792	490	2,968	-	2,009	822
2.15%	4,719	7,071	2,411	2,225	1,651	7	868	3,503
2.20%	4	1	1	5	436	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	218	4	72	8	-	-	64	109
2.35%	26	-	-	8	245	-	6	22
2.40%	-	-	-	-	-	-	-	-
2.45%	179	289	65	107	1,834	-	-	-
2.50%	8	-	7	621	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$54,046	$26,970	$38,472	$46,556	$32,416	$3,397	$10,282	$17,090

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	PROSN	PROTEC	PROTEL	PROGVP	PROUN	PROUTL	RVMFU	RSRF

0.45%	$335	$156	$6	$1,053	$1,384	$293	$145	$168
0.65%	12	4	-	69	24	9	16	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	258	-	1	-	105	48	83
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	-	-	26	34
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	72	138
1.15%	3,629	866	487	3,324	2,742	1,948	4,989	16,908
1.20%	-	-	-	-	260	-	-	-
1.25%	1,001	2,155	1,505	5,431	1,810	3,028	2,247	2,964
1.30%	-	-	-	-	-	-	-	-
1.35%	329	3,203	1,504	8,372	3,463	2,501	9,067	36,973
1.40%	6	73	383	407	27	205	1,129	5,796
1.45%	74	488	337	572	268	592	377	2,254
1.50%	-	-	-	-	-	-	9	-
1.55%	372	1,213	1,287	3,145	1,670	3,112	8,896	23,902
1.60%	988	3,215	1,790	4,677	1,882	2,427	9,146	2,603
1.65%	305	6,176	1,645	2,679	1,889	2,160	1,099	1,198
1.80%	1,368	6,336	320	12,052	2,184	1,986	911	360
1.85%	239	201	12	11	1,750	107	558	86
1.90%	761	2,183	70	13,489	2,777	667	5,371	929
1.95%	100	268	121	2,989	1,079	731	1,017	417
2.00%	17	6	-	2,091	812	66	151	447
2.05%	-	-	-	-	-	1,375	-	-
2.10%	408	45	472	8,123	1,096	778	1,493	1,187
2.15%	3,178	4,866	283	3,210	4,426	3,739	15	77
2.20%	24	-	-	110	137	2	41	323
2.25%	22	-	-	-	104	346	-	-
2.30%	96	849	-	-	251	57	563	179
2.35%	26	-	-	61	298	2,677	51	31
2.40%	9	-	-	-	39	-	-	441
2.45%	105	-	182	51	602	81	-	68
2.50%	-	-	-	-	-	1,124	-	-
2.55%	-	-	-	-	-	-	35	148
2.85%	-	-	-	-	-	-	-	-

	$13,404	$32,561	$10,404	$71,917	$30,974	$30,116	$47,472	$97,714

	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR	RVCMD	RCPF

0.45%	$58	$56	$79	$61	$479	$54	$53	$1,470
0.65%	-	4	8	-	29	-	24	6
0.70%	-	-	158	-	-	-	22	184
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	15	-	59	-	-	63
0.95%	-	-	-	-	-	-	-	126
1.00%	3	-	-	-	1	-	33	8
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	47,918	5,937	18,471	22,283	16,676	38,032	12,226	23,094
1.20%	-	11	-	-	36	-	25	4
1.25%	4,931	789	3,326	3,840	8,040	5,253	5,471	7,375
1.30%	-	-	-	-	-	-	-	-
1.35%	30,913	8,764	23,476	17,049	37,127	18,235	14,393	28,520
1.40%	2,093	3,203	9,370	923	12,542	3,189	2,085	13,622
1.45%	-	579	188	-	2,553	1,561	631	767
1.50%	-	-	11	-	-	-	-	-
1.55%	13,040	1,449	4,520	8,259	10,466	36,235	5,289	11,319
1.60%	8,802	4,069	5,951	7,085	7,110	15,780	3,628	7,468
1.65%	7,254	3,014	3,602	7,707	2,936	13,855	3,197	5,533
1.80%	3,425	621	1,554	1,445	4,072	4,055	1,404	4,605
1.85%	-	158	148	-	1,052	1,575	256	436
1.90%	8,874	4,711	2,495	7,209	8,600	22,646	1,690	5,228
1.95%	7,884	694	916	4,162	588	13,684	276	312
2.00%	8,368	243	185	6,720	661	5,348	197	47
2.05%	-	-	-	-	-	-	-	-
2.10%	1,943	801	1,219	1,125	5,065	4,685	1,022	1,335
2.15%	9,239	557	605	3,330	5,034	3,127	258	804
2.20%	686	3	264	475	899	6,879	14	294
2.25%	-	-	-	-	-	-	-	-
2.30%	2,240	52	15	288	49	4,243	2	588
2.35%	9	15	-	-	13	127	115	14
2.40%	977	47	18	537	158	102	48	67
2.45%	11,132	385	251	2,813	482	645	309	468
2.50%	8,668	49	41	7,520	872	18,161	7	826
2.55%	-	-	-	-	-	-	16	-
2.85%	-	-	-	-	-	-	-	-

	$178,457	$36,211	$76,886	$102,831	$125,599	$217,471	$52,691	$114,583

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	RVLDD	RELF	RENF	RESF	RLCE	RFSF	RUGB	RHCF

0.45%	$173	$18	$211	$63	$585	$208	$21,727	$1,792
0.65%	11	4	49	104	128	29	2,393	107
0.70%	-	90	212	-	-	104	49	98
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	55	-	11	1	302	83
0.90%	-	32	19	-	-	-	-	46
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	8	-	148	-
1.05%	-	-	-	-	3	-	95	-
1.10%	-	-	-	-	-	-	35	-
1.15%	28,606	6,870	21,313	24,344	10,241	12,358	32,266	20,273
1.20%	-	-	-	4	7	137	-	4
1.25%	56,657	591	10,251	9,463	460	4,524	21,163	10,554
1.30%	-	-	-	-	-	-	-	-
1.35%	20,647	8,904	31,797	23,016	10,559	21,497	35,494	35,937
1.40%	2,860	5,547	12,662	6,754	2,818	8,297	4,494	17,367
1.45%	231	-	609	1,730	12	706	2,009	2,207
1.50%	-	-	12	-	-	-	-	-
1.55%	7,603	1,375	4,594	6,997	2,755	3,946	17,174	10,482
1.60%	2,510	854	7,403	4,131	28,210	12,820	20,705	20,597
1.65%	4,200	699	7,474	4,792	403	1,824	35,268	2,716
1.80%	6,056	383	6,399	5,390	298	3,079	10,445	6,092
1.85%	472	199	375	508	404	473	1,059	970
1.90%	2,791	1,274	7,729	2,504	595	6,918	13,747	13,434
1.95%	1,941	132	5,360	1,009	279	322	10,305	1,361
2.00%	715	-	366	75	169	743	5,857	1,025
2.05%	-	-	-	-	-	-	-	-
2.10%	2,280	498	1,176	2,626	128	1,063	5,323	3,847
2.15%	782	-	532	1,171	49	732	1,173	2,067
2.20%	791	192	203	47	10	658	603	206
2.25%	-	-	-	-	-	-	-	-
2.30%	53	-	342	324	-	52	88	35
2.35%	-	-	-	20	-	36	16	112
2.40%	242	-	60	-	-	47	56	89
2.45%	168	56	360	186	-	390	144	1,904
2.50%	197	13	22	8	-	175	300	77
2.55%	-	-	-	-	-	-	108	-
2.85%	-	-	-	-	-	-	-	-

	$139,986	$27,731	$119,585	$95,266	$58,132	$81,139	$242,546	$153,482

	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF	RLCJ

0.45%	$123	$72	$7,598	$75	$125	$527	$140	$234
0.65%	16	4	1,077	11	5	20	76	51
0.70%	136	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	49	-	-	1	21	3
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	69	-	2	-	1	1
1.05%	-	-	42	-	-	-	-	1
1.10%	-	-	-	-	-	-	-	-
1.15%	12,249	5,659	14,414	758	4,001	2,012	9,250	7,349
1.20%	26	-	-	-	-	9	6	-
1.25%	1,971	2,884	4,990	210	1,629	1,501	3,545	892
1.30%	-	-	-	-	-	-	-	-
1.35%	20,894	8,513	8,046	1,065	8,864	7,329	20,326	10,472
1.40%	13,644	6,983	2,404	47	202	764	1,507	2,229
1.45%	331	671	1,286	546	-	512	1,138	431
1.50%	-	-	-	-	-	-	-	-
1.55%	5,673	3,642	5,680	3,293	3,086	6,334	10,659	3,963
1.60%	3,973	2,819	9,531	573	112	897	2,250	1,800
1.65%	1,110	1,704	14,210	163	395	1,468	1,668	852
1.80%	1,587	3,765	6,720	37	919	1,285	1,500	2,934
1.85%	286	371	709	-	2	346	1,454	184
1.90%	4,891	3,870	5,305	2,770	5	335	2,932	142
1.95%	515	943	6,304	894	125	603	1,385	227
2.00%	110	104	1,902	149	77	61	124	1,405
2.05%	-	-	-	-	-	-	-	-
2.10%	61	3,892	2,117	3	104	242	219	4,023
2.15%	234	5,085	856	3,568	641	1,073	4,012	461
2.20%	314	168	1,618	-	-	-	-	2
2.25%	-	-	-	-	-	-	-	-
2.30%	75	84	163	40	5	100	105	37
2.35%	52	94	97	-	-	-	49	-
2.40%	-	-	-	-	-	-	124	-
2.45%	298	104	569	-	-	-	-	-
2.50%	554	36	149	-	-	33	23	16
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$69,123	$51,467	$95,905	$14,202	$20,299	$25,452	$62,514	$37,709

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	RLF	RMED	RVARS	RVF	ROF	RNF	RPMF	RREF

0.45%	$59	$507	$527	$21,118	$8,823	$5,603	$1,287	$406
0.65%	17	1,066	258	2,886	752	1,282	60	152
0.70%	219	-	-	-	-	175	154	174
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	96	149	355	15	-	6
0.90%	20	-	-	-	-	-	20	20
0.95%	100	-	-	-	-	-	31	126
1.00%	10	6	41	149	862	-	17	78
1.05%	-	-	-	101	25	-	-	-
1.10%	-	-	278	-	411	479	-	62
1.15%	16,685	16,347	21,312	26,776	22,434	46,484	34,931	29,293
1.20%	11	-	-	31	-	-	48	-
1.25%	1,479	5,155	7,375	14,494	9,971	3,619	9,730	4,643
1.30%	-	-	-	-	-	-	-	-
1.35%	24,248	16,588	23,684	17,850	29,236	50,639	54,738	35,097
1.40%	14,162	3,639	1,683	2,943	3,602	9,643	22,288	10,413
1.45%	258	225	1,331	730	390	6	1,352	1,261
1.50%	16	-	36	-	-	-	-	-
1.55%	7,300	5,883	18,088	15,852	12,590	5,634	13,633	11,067
1.60%	4,223	4,390	5,738	10,490	9,861	6,883	11,412	25,406
1.65%	1,929	3,746	3,559	9,624	9,256	6,939	14,507	8,580
1.80%	698	5,387	2,286	3,589	8,641	3,860	5,587	1,182
1.85%	297	291	188	3,194	1,004	2,910	381	492
1.90%	1,037	2,798	3,502	5,147	5,669	8,444	5,791	5,537
1.95%	165	1,312	4,085	2,032	1,265	1,529	4,662	3,235
2.00%	45	1,244	2,841	1,610	1,682	1,329	1,425	553
2.05%	-	-	-	-	-	-	-	-
2.10%	583	2,424	719	5,930	1,881	2,411	3,827	2,510
2.15%	100	1,045	1,677	542	1,272	1,618	1,174	5,789
2.20%	378	1,265	520	757	310	1,026	109	427
2.25%	-	-	-	-	-	369	-	-
2.30%	638	-	304	-	3	959	158	1,436
2.35%	-	132	289	-	38	495	81	235
2.40%	23	-	-	-	-	237	56	-
2.45%	399	706	217	162	144	2,101	261	1,105
2.50%	951	277	-	31	86	212	523	803
2.55%	-	-	138	-	265	288	-	-
2.85%	-	-	-	-	-	-	-	-

	$76,050	$74,433	$100,772	$146,187	$130,828	$165,189	$188,243	$150,088

	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG

0.45%	$16	$1,019	$644	$4,488	$2,888	$3,300	$2,994	$5,128
0.65%	13	1,551	105	473	498	489	607	990
0.70%	142	-	-	61	58	62	54	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	1	29	8	25	95	50	127
0.90%	-	-	-	19	19	20	18	-
0.95%	-	-	-	95	91	101	85	50
1.00%	-	-	-	17	29	47	53	58
1.05%	-	-	-	-	6	12	17	25
1.10%	-	299	-	-	-	-	-	-
1.15%	11,905	19,003	27,079	34,549	29,015	36,570	17,012	19,794
1.20%	5	-	-	-	-	4	-	-
1.25%	1,007	5,201	71,529	12,553	17,341	12,723	6,813	10,615
1.30%	-	-	-	-	-	-	-	-
1.35%	17,162	19,805	25,212	139,718	56,511	79,801	30,994	93,489
1.40%	10,185	2,345	3,532	15,200	6,337	13,395	4,063	7,017
1.45%	10	592	1,060	2,866	1,696	1,348	384	1,039
1.50%	-	-	-	-	-	23	-	-
1.55%	6,303	8,959	10,235	19,462	26,342	35,713	30,076	14,905
1.60%	1,715	4,993	10,327	59,302	122,954	60,760	57,461	45,346
1.65%	576	6,175	2,416	37,578	36,450	18,418	20,252	9,410
1.80%	443	10,022	5,876	7,007	18,883	12,316	11,444	6,554
1.85%	-	211	22	957	2,317	628	335	665
1.90%	685	2,962	1,773	95,209	48,398	95,182	40,471	69,464
1.95%	135	1,666	1,014	5,323	9,103	2,710	2,336	3,402
2.00%	1	1,117	901	975	2,804	580	403	805
2.05%	-	-	-	-	1,366	-	-	-
2.10%	17	3,756	2,792	3,854	6,224	3,072	2,113	3,680
2.15%	168	1,034	1,086	2,000	3,972	992	281	567
2.20%	283	658	259	104	321	138	125	12
2.25%	-	-	-	-	345	-	-	-
2.30%	-	35	-	6,326	1,346	9,144	1,301	10,429
2.35%	-	405	156	26	3,316	150	-	69
2.40%	-	227	-	-	185	-	-	-
2.45%	125	266	445	1,880	1,170	1,848	412	788
2.50%	45	138	82	830	1,173	939	12	22
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$50,941	$92,440	$166,574	$450,880	$401,183	$390,580	$230,166	$304,450

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL	GVFRB

0.45%	$3,005	$34	$463	$2	$405	$552	$117	$203
0.65%	595	51	84	5	10	26	27	922
0.70%	-	21	106	-	150	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	50	-	-	-	-	82	1	-
0.90%	-	7	38	31	55	59	-	-
0.95%	-	32	-	-	82	-	-	-
1.00%	44	1	-	-	8	-	-	-
1.05%	17	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	17,377	2,248	11,879	2,887	18,002	15,869	1,490	3,381
1.20%	-	-	2	-	38	-	54	-
1.25%	10,206	278	4,365	2,580	2,678	4,389	1,552	982
1.30%	-	-	-	-	-	-	-	-
1.35%	25,724	4,157	20,956	5,124	31,066	20,068	1,636	6,773
1.40%	3,837	814	8,742	1,584	13,088	7,950	273	587
1.45%	774	299	1,694	424	389	367	183	109
1.50%	-	-	12	-	-	-	-	-
1.55%	14,876	2,009	4,960	825	6,528	4,148	566	4,747
1.60%	14,641	1,907	3,711	792	11,968	5,037	465	6,212
1.65%	11,554	461	1,571	214	4,996	2,799	118	2,977
1.80%	11,792	458	1,932	397	4,268	1,177	31	601
1.85%	391	82	77	-	649	225	92	-
1.90%	30,984	452	4,482	185	5,755	3,711	359	2,474
1.95%	6,281	287	202	9	801	4,575	47	386
2.00%	492	1,600	458	57	618	251	100	994
2.05%	-	-	-	-	-	-	-	-
2.10%	3,175	1,163	1,335	237	1,486	2,679	12	258
2.15%	285	64	1,021	-	629	1,140	290	48
2.20%	146	-	208	-	286	45	-	1,156
2.25%	-	-	-	-	-	-	-	-
2.30%	1,268	199	-	-	526	87	141	-
2.35%	14	-	-	-	141	16	-	22
2.40%	-	-	-	-	-	19	-	-
2.45%	629	-	870	-	399	204	-	51
2.50%	2	63	15	-	836	595	26	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$158,159	$16,687	$69,183	$15,353	$105,857	$76,070	$7,580	$32,883

	GSBLMO	VWHA	VWAR	WRASP	RVAAS	RVACS	RVAMS	RVDFA

0.45%	$-	$112	$-	$2,480	$34	$231	$35	$65
0.65%	-	-	-	158	-	1,019	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	69	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	152	-	-	-	-
1.00%	-	-	-	3	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	6,095	155	40,286	511	4,101	5,881	15,043
1.20%	-	-	-	13	-	-	-	-
1.25%	-	2,740	18,528	27,038	293	9,280	4,280	2,779
1.30%	-	-	-	-	-	-	-	-
1.35%	22	4,099	1,245	75,697	912	2,755	14,131	27,309
1.40%	-	1,650	92	26,101	215	1,710	3,241	7,853
1.45%	-	381	2,523	1,340	-	71	42	344
1.50%	-	-	-	-	-	-	-	-
1.55%	-	3,271	2,184	42,582	786	974	3,521	22,853
1.60%	1	3,310	515	31,406	846	1,148	4,681	6,670
1.65%	-	3,347	973	26,430	419	86	686	4,138
1.80%	-	1,515	2,279	12,887	-	658	774	842
1.85%	-	52	18	2,363	14	-	-	14
1.90%	-	3,152	1,669	22,238	2,224	-	530	1,355
1.95%	-	7,302	201	8,480	843	779	81	11,986
2.00%	-	175	4	321	107	-	-	942
2.05%	-	1,068	-	-	-	-	-	-
2.10%	5	1,834	-	6,282	-	646	-	556
2.15%	-	22	1,547	2,710	-	188	-	239
2.20%	-	21	108	342	363	-	-	-
2.25%	-	249	-	-	-	153	-	156
2.30%	-	-	-	13	1,947	-	1,877	4,151
2.35%	-	2,094	-	147	-	-	-	-
2.40%	-	670	-	-	-	-	-	-
2.45%	-	478	-	1,327	91	-	-	-
2.50%	-	975	-	180	-	-	-	1,439
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$28	$44,612	$32,041	$331,045	$9,605	$23,799	$39,760	$108,734

	RVDSR

0.45%	$290
0.65%	-
0.70%	-
0.80%	-
0.85%	-
0.90%	-
0.95%	-
1.00%	-
1.05%	-
1.10%	-
1.15%	21,606
1.20%	-
1.25%	3,915
1.30%	-
1.35%	44,699
1.40%	15,271
1.45%	1,545
1.50%	-
1.55%	9,703
1.60%	17,158
1.65%	3,224
1.80%	2,175
1.85%	4,120
1.90%	879
1.95%	2,056
2.00%	1,814
2.05%	-
2.10%	178
2.15%	1,223
2.20%	302
2.25%	-
2.30%	2,540
2.35%	-
2.40%	766
2.45%	-
2.50%	16
2.55%	-
2.85%	-

	$133,480

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2013 and 2012, total transfers to the Account from the fixed account were $12,682,538 and $3,988,848, respectively, and total transfers from the Account to the fixed account were $12,657,583 and $3,966,306, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $997,086 and $1,254,693 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $524,725 and $311,456 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $2,818,823 and $2,754,142 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$1,358,678,343	$0	$0	$1,358,678,343

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

	Purchases of Investments	Sales of Investments
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	$157,974	$747
Global Small Capitalization Fund - Class 4 (AMVGS4)	2,095,973	1,062,650
Global Allocation V.I. Fund - Class III (MLVGA3)	10,421,564	5,866,724
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)	741,420	720,992
Dynamic VP HY Bond Fund (DXVHY)	33,454,531	66,150,643
VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)	140,081	39,725
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	2,494,212	968,646
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)	1,336,981	614,074
The Merger Fund VL (MGRFV)	9,868	2,173
Emerging Markets Debt Portfolio - Class II (MSEMB)	1,615,516	1,388,828
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)	3,416,712	2,681,253
Global Real Estate Portfolio - Class II (VKVGR2)	2,142,095	934,168
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	16,278,358	5,017,784
Federated NVIT High Income Bond Fund - Class III (HIBF3)	315,905	2,006,659
NVIT Emerging Markets Fund - Class III (GEM3)	6,936,502	5,506,131

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	11,022,065	6,976,152
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	6,315,399	1,260,516
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	5,443,002	1,051,800
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	5,186,060	7,665,606
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	35,090,997	15,112,873
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	25,030,434	11,938,996
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	7,500,206	4,026,585
NVIT Core Plus Bond Fund - Class II (NVLCP2)	5,338,294	8,920,858
NVIT Nationwide Fund - Class III (TRF3)	1,046,646	596,711
NVIT Government Bond Fund - Class III (GBF3)	4,202,774	12,434,051
American Century NVIT Growth Fund -Class II (CAF2)	167,183	85,162
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)	2,357,361	1,424,993
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)	401,375	167,754
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)	951,416	397,988
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)	4,653,778	10,449,048
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)	3,945,474	10,424,351
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)	1,351,425	1,542,448
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)	1,756,374	7,912,995
NVIT Money Market Fund - Class I (SAM)	3,138	16,893
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	2,747,731	1,740,911
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	2,109,623	825,510
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	1,429,305	591,113
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	2,043,362	790,538
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	19,304	113,739
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	11,226,006	10,999,584
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	17,020,367	14,310,908
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)	1,265,392	370,201
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)	2,420,491	1,253,148
NVIT Multi-Manager Small Company Fund - Class III (SCF3)	723,322	1,042,230
NVIT Multi-Sector Bond Fund - Class I (MSBF)	831,748	373,461
NVIT Short Term Bond Fund - Class II (NVSTB2)	8,331,940	8,136,836
NVIT Real Estate Fund - Class II (NVRE2)	285,934	126,993
NVIT Money Market Fund - Class II (NVMM2)	1,179,439,805	1,227,595,639
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	3,100,713	538,976
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)	778,923	29,663
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	11,836	5,776
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	4,857	6
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	12,015	15
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)	1,760,225	577,058
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)	13,731,298	26,323,902
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)	11,999,331	1,321,427
VIT - Unconstrained Bond Portfolio Advisor Class (PMUBA)	286,610	11,053
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	931,268	2,591,126
VP Income & Growth Fund - Class III (ACVIG3)	2,715,562	2,499,398
American Century VP Inflation Protection Fund - Class II (ACVIP2)	4,776,421	6,686,212
VP Ultra(R) Fund - Class III (ACVU3)	60,968	99,619
VP Value Fund - Class III (ACVV3)	4,384,603	1,962,390
Quality Bond Fund II - Primary Shares (FQB)	214	76
VIP Asset Manager Portfolio - Service Class 2 (FAM2)	969,747	621,665
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)	1,372,155	1,854,658
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)	5,879,761	1,300,134
VIP Growth Portfolio - Service Class 2 R (FG2R)	13,396,949	4,051,442
VIP High Income Portfolio - Service Class 2R (FHI2R)	5,828,924	5,109,205
Franklin Income Securities Fund - Class 2 (FTVIS2)	2,679,949	176,740
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	5,748,324	1,553,306
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	11,153,550	8,130,795
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)	140,085	365,561
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)	16,325,294	1,750,988
Global Securities Fund/VA - Service Class (OVGSS)	3,383,776	2,150,577
All Asset Portfolio - Advisor Class (PMVAAD)	7,599,504	8,059,923
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	3,322,276	3,520,483
Low Duration Portfolio - Advisor Class (PMVLAD)	16,238,618	16,174,851
Total Return Portfolio - Advisor Class (PMVTRD)	27,054,298	38,352,855
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)	2,101,494	2,233,427
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	6,627,017	15,796,075
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)	3,109,092	2,470,681
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	74,467,833	88,539,235
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)	5,408,337	5,551,485
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)	202,655	1,696,051
VP UltraShort NASDAQ-100 (PROUSN)	59,482,311	59,202,097
VP Access High Yield Fund (PROAHY)	174,011,408	147,223,188
VP Asia 30 (PROA30)	28,693,975	28,572,790
VP Banks (PROBNK)	12,474,835	12,628,751
VP Basic Materials (PROBM)	8,829,428	8,334,923
VP Bear (PROBR)	57,547,239	56,001,137
VP Biotechnology (PROBIO)	15,136,197	16,456,304
VP Bull (PROBL)	242,510,337	250,456,310
VP Consumer Goods (PROCG)	4,702,905	4,337,174
VP Consumer Services (PROCS)	11,064,969	7,650,676
VP Emerging Markets (PROEM)	27,892,670	29,324,905
VP Europe 30 (PROE30)	12,346,186	10,709,650
VP Financials (PROFIN)	10,040,825	9,151,262
VP Health Care (PROHC)	17,663,698	13,634,969
VP Industrials (PROIND)	13,208,270	9,070,284
VP International (PROINT)	9,440,269	8,307,525
VP Internet (PRONET)	9,223,355	7,008,123

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

VP Japan (PROJP)	31,847,857	30,426,449
VP NASDAQ-100 (PRON)	103,098,077	98,813,332
VP Oil & Gas (PROOG)	7,390,075	7,502,004
VP Pharmaceuticals (PROPHR)	6,865,935	5,047,420
VP Precious Metals (PROPM)	23,557,690	23,104,166
VP Real Estate (PRORE)	11,626,623	12,912,291
VP Rising Rates Opportunity (PRORRO)	37,446,621	36,247,523
VP Semiconductor (PROSCN)	11,528,606	11,449,830
VP Short Emerging Markets (PROSEM)	24,505,812	24,553,767
VP Short International (PROSIN)	10,573,631	10,267,764
VP Short NASDAQ-100 (PROSN)	24,533,348	24,246,326
VP Technology (PROTEC)	10,833,987	9,179,934
VP Telecommunications (PROTEL)	7,597,338	11,140,155
VP U.S. Government Plus (PROGVP)	86,013,526	86,436,921
VP UltraNASDAQ-100 (PROUN)	60,345,706	54,954,123
VP Utilities (PROUTL)	9,973,012	10,479,182
Global Managed Futures Strategy (RVMFU)	1,360,674	1,754,118
Variable Fund - Long Short Equity Fund (RSRF)	1,949,693	2,292,064
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)	4,716,027	3,304,870
Variable Trust - Banking Fund (RBKF)	22,977,004	25,337,896
Variable Trust - Basic Materials Fund (RBMF)	22,143,462	23,800,975
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)	2,721,886	3,899,045
Variable Trust - Biotechnology Fund (RBF)	28,808,277	29,109,639
Variable Fund - CLS AdvisorOne Clermont (RVCLR)	6,257,189	6,059,579
Variable Trust - Commodities Strategy Fund (RVCMD)	5,589,286	6,822,053
Variable Trust - Consumer Products Fund (RCPF)	29,780,568	31,433,706
Variable Trust - Dow 2x Strategy Fund (RVLDD)	59,087,289	55,223,962
Variable Trust - Electronics Fund (RELF)	16,992,550	17,504,319
Variable Trust - Energy Fund (RENF)	23,333,345	25,194,782
Variable Trust - Energy Services Fund (RESF)	27,175,393	26,330,148
Variable Trust - Europe 1.25x Strategy Fund (RLCE)	22,686,240	22,924,323
Variable Trust - Financial Services Fund (RFSF)	19,894,664	20,371,043
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)	407,373,699	402,869,149
Variable Trust - Health Care Fund (RHCF)	30,432,850	27,699,002
Variable Trust - Internet Fund (RINF)	17,828,525	14,709,985
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	92,158,992	91,842,417
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)	282,274,984	273,371,907
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)	8,371,281	7,947,662
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)	29,880,783	31,343,522
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)	60,708,907	59,823,139
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)	53,714,075	54,262,702
Variable Trust - Japan 2x Strategy Fund (RLCJ)	25,646,255	25,977,216
Variable Trust - Leisure Fund (RLF)	4,077,318	6,196,005
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)	24,010,770	27,365,480
Variable Fund - Multi-Hedge Strategies (RVARS)	4,398,179	5,441,537
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)	84,463,471	74,706,925
Variable Trust - NASDAQ-100(R) Fund (ROF)	67,835,335	59,634,812
Variable Trust - Nova Fund (RNF)	180,752,121	166,218,161
Variable Trust - Precious Metals Fund (RPMF)	29,602,571	30,107,238
Variable Trust - Real Estate Fund (RREF)	38,852,761	44,133,926
Variable Trust - Retailing Fund (RRF)	25,733,492	24,694,616
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)	65,218,806	66,482,457
Variable Trust - S&P 500 2x Strategy Fund (RTF)	71,054,465	66,814,816
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)	58,821,839	46,147,398
Variable Trust - S&P 500 Pure Value Fund (RVLCV)	89,903,868	67,858,662
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)	95,519,378	81,940,520
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)	105,006,843	94,090,212
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)	64,057,805	52,043,038
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)	29,681,444	24,983,477
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)	10,699,044	13,001,812
Variable Trust - Technology Fund (RTEC)	20,708,436	20,608,701
Variable Trust - Telecommunications Fund (RTEL)	27,436,619	27,474,267
Variable Trust - Transportation Fund (RTRF)	25,789,408	23,092,877
Variable Trust - Utilities Fund (RUTL)	40,593,601	42,595,946
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)	7,072,521	7,212,721
SBL Fund - Series F (Floating Rate Strategies Series) (GVFRB)	7,985,188	3,593,591
Series M (Macro Opportunities Series) (GSBLMO)	23,643	26
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	2,172,603	632,724
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)	560,178	1,726,546
Variable Insurance Portfolios - Asset Strategy (WRASP)	27,352,096	25,391,849
Variable Fund - All-Asset Aggressive Strategy (obsolete) (RVAAS)	587,090	1,209,869
Variable Fund - All-Asset Conservative Strategy (obsolete) (RVACS)	386,156	3,355,777
Variable Fund - All-Asset Moderate Strategy (obsolete) (RVAMS)	382,883	4,695,443
Variable Fund - DWA Flexible Allocation (obsolete) (RVDFA)	912,291	12,934,350
Variable Fund - DWA Sector Rotation (obsolete) (RVDSR)	919,682	17,099,642

Total	$5,389,222,429	$5,285,270,511

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2013	1.25% to 1.55%	15,416	$10.37 to $ 10.37	$159,842	0.00%	3.70% to 3.65%	****
Global Small Capitalization Fund - Class 4 (AMVGS4)
2013	0.45% to 2.45%	97,190	11.55 to 11.40	1,115,290	0.18%	15.53% to 13.97%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2013	0.45% to 2.45%	2,020,857	12.78 to 11.86	24,936,791	1.21%	13.90% to 11.61%
2012	0.45% to 2.45%	1,703,212	11.22 to 10.63	18,765,559	1.30%	9.47% to 7.27%
2011	0.45% to 2.45%	2,154,758	10.25 to 9.91	21,919,978	2.34%	-4.07% to -6.00%
2010	0.65% to 2.30%	1,720,332	10.67 to 10.55	18,448,273	1.82%	6.66% to 5.49%	****
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
2013	0.45% to 2.10%	77,903	9.02 to 8.48	678,614	0.00%	-10.67% to -12.16%
2012	0.45% to 2.35%	76,969	10.09 to 9.59	757,682	0.00%	-2.54% to -4.40%
2011	0.45% to 2.35%	220,959	10.36 to 10.03	2,248,913	2.90%	-13.04% to -14.70%
2010	0.45% to 2.10%	52,295	11.91 to 11.78	618,686	8.95%	19.11% to 17.80%	****
Dynamic VP HY Bond Fund (DXVHY)
2013	0.45% to 2.50%	243,208	10.92 to 10.55	2,603,468	2.21%	3.48% to 1.35%
2012	0.45% to 2.50%	3,380,507	10.55 to 10.41	35,460,908	2.03%	5.51% to 4.06%	****
VI Balanced-Risk Allocation Fund-Series II Shares (IVBRA2)
2013	1.15% to 1.95%	9,981	10.01 to 10.00	99,864	0.00%	0.09% to -0.02%	****
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2013	0.45% to 2.15%	155,773	9.90 to 9.79	1,534,818	2.03%	-1.01% to -2.14%	****
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
2013	0.65% to 2.20%	132,266	11.13 to 10.68	1,439,574	3.25%	7.84% to 6.15%
2012	0.45% to 2.10%	65,019	10.36 to 10.07	665,915	1.72%	8.77% to 6.96%
2011	1.25% to 2.10%	10,601	9.47 to 9.42	100,241	1.49%	-5.27% to -5.82%	****
The Merger Fund VL (MGRFV)
2013	1.40% to 1.60%	769	10.05	7,729	0.29%	0.53% to 0.50%	****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2013	0.45% to 2.50%	136,329	11.06 to 10.46	1,465,404	2.97%	-9.17% to -11.04%
2012	0.45% to 2.45%	116,382	12.17 to 11.77	1,399,443	2.00%	17.34% to 14.98%
2011	1.15% to 2.35%	37,475	10.33 to 10.24	387,515	2.14%	3.26% to 2.43%	****
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
2013	1.15% to 2.20%	94,227	11.44 to 11.12	1,068,006	0.09%	14.42% to 13.21%
2012	0.45% to 2.10%	23,083	10.12 to 9.84	229,892	1.84%	13.18% to 11.30%
2011	1.15% to 1.80%	6,278	8.90 to 8.86	55,665	0.43%	-11.03% to -11.44%	****
Global Real Estate Portfolio - Class II (VKVGR2)
2013	0.45% to 2.50%	252,548	11.03 to 10.43	2,700,517	3.52%	2.17% to 0.07%
2012	0.45% to 2.45%	147,631	10.79 to 10.43	1,569,234	0.46%	29.36% to 26.75%
2011	0.45% to 1.90%	10,187	8.34 to 8.26	84,552	1.88%	-16.58% to -17.39%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2013	0.45% to 2.45%	1,422,066	13.26 to 12.56	18,317,071	1.62%	22.73% to 20.27%
2012	0.45% to 2.45%	463,618	10.81 to 10.45	4,926,147	1.34%	15.19% to 12.88%
2011	0.45% to 2.45%	91,567	9.38 to 9.25	855,513	0.01%	-6.20% to -7.45%	****
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2013	0.45% to 2.15%	308,078	13.39 to 14.62	4,810,959	5.64%	6.46% to 4.64%
2012	0.45% to 2.45%	435,367	12.58 to 13.40	6,431,471	1.48%	14.19% to 11.89%
2011	0.45% to 2.45%	5,343,722	11.01 to 11.97	69,405,465	5.96%	3.34% to 1.27%
2010	0.45% to 2.45%	5,060,142	10.66 to 11.82	64,726,021	7.86%	6.58% to 10.39%	****
2009	1.15% to 2.05%	5,140,397	11.56 to 11.47	59,088,133	9.02%	44.40% to 43.04%
NVIT Emerging Markets Fund - Class III (GEM3)
2013	0.45% to 2.50%	312,339	10.25 to 9.50	3,129,777	0.96%	0.30% to -1.77%
2012	0.45% to 2.20%	190,632	10.22 to 9.75	1,930,557	0.63%	16.71% to 14.65%
2011	0.45% to 2.20%	134,567	8.76 to 8.50	1,245,009	0.61%	-22.74% to -24.10%
2010	0.45% to 2.50%	203,740	11.34 to 11.18	2,493,091	0.14%	13.37% to 11.82%	****
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2013	0.45% to 1.90%	317,750	15.01 to 14.22	4,598,220	2.24%	28.89% to 27.02%
2012	1.15% to 1.90%	17,631	11.43 to 11.20	198,613	1.07%	14.81% to 13.94%
2011	1.15% to 1.90%	36,757	9.95 to 9.83	362,885	1.86%	-7.45% to -8.15%
2010	1.25% to 1.80%	58,478	10.75 to 14.56	635,621	0.00%	7.47% to 7.11%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2013	0.45% to 2.30%	621,011	13.05 to 12.19	7,851,324	2.42%	14.14% to 12.02%
2012	0.45% to 2.15%	217,237	11.44 to 10.92	2,507,709	1.54%	10.56% to 8.67%
2011	0.45% to 2.50%	189,389	10.34 to 9.99	2,014,980	2.14%	-1.79% to -3.81%
2010	1.15% to 1.90%	95,478	10.48 to 10.43	1,026,304	0.48%	4.82% to 4.30%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2013	0.45% to 2.50%	561,382	13.98 to 12.95	7,534,357	2.22%	20.70% to 18.22%
2012	1.15% to 2.20%	225,897	11.37 to 11.05	2,548,266	1.34%	12.33% to 11.14%
2011	0.85% to 2.20%	168,205	10.17 to 9.94	1,712,225	2.10%	-4.27% to -5.57%
2010	1.15% to 2.00%	111,776	10.60 to 10.54	1,204,642	0.70%	6.01% to 5.41%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2013	0.45% to 2.30%	449,995	$11.68 to $ 10.90	$5,058,961	1.60%	4.46% to 2.52%
2012	0.45% to 2.30%	685,218	11.18 to 10.63	7,479,943	1.84%	7.01% to 5.02%
2011	0.45% to 2.30%	547,754	10.44 to 10.12	5,667,245	2.69%	0.96% to -0.92%
2010	0.65% to 2.50%	496,507	10.33 to 10.20	5,160,936	0.61%	3.32% to 2.04%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2013	0.45% to 2.50%	1,910,678	13.50 to 12.51	24,832,669	2.68%	17.27% to 14.86%
2012	0.45% to 2.50%	311,040	11.51 to 10.89	3,517,624	1.20%	11.86% to 9.55%
2011	0.45% to 2.50%	354,699	10.29 to 9.94	3,630,782	2.31%	-2.77% to -4.77%
2010	0.65% to 2.20%	284,817	10.57 to 10.46	3,007,048	0.36%	5.71% to 4.61%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2013	0.45% to 2.50%	1,121,366	14.35 to 13.30	15,511,195	2.68%	23.72% to 21.17%
2012	0.45% to 2.10%	133,371	11.60 to 11.10	1,511,711	1.14%	14.07% to 12.17%
2011	0.45% to 2.10%	167,695	10.17 to 9.89	1,680,122	2.22%	-5.10% to -6.67%
2010	1.15% to 2.20%	124,800	10.67 to 10.59	1,329,516	0.15%	6.67% to 5.92%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2013	0.45% to 2.85%	508,881	12.61 to 11.53	6,182,259	2.43%	10.74% to 8.07%
2012	0.45% to 2.85%	222,877	11.39 to 10.67	2,488,745	1.89%	9.55% to 6.90%
2011	0.45% to 2.85%	135,890	10.39 to 9.98	1,391,413	2.48%	-0.72% to -3.11%
2010	1.15% to 2.35%	111,604	10.42 to 10.34	1,181,778	0.82%	4.20% to 3.36%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2013	0.45% to 2.45%	291,655	10.73 to 10.17	3,046,972	1.19%	-2.49% to -4.45%
2012	0.45% to 2.45%	635,977	11.01 to 10.64	6,868,065	2.23%	6.63% to 4.49%
2011	0.45% to 2.35%	239,858	10.32 to 10.19	2,459,167	1.63%	3.20% to 1.89%	****
NVIT Nationwide Fund - Class III (TRF3)
2013	0.45% to 2.30%	113,926	15.59 to 16.83	1,841,734	1.53%	30.53% to 28.11%
2012	0.45% to 2.30%	83,029	11.94 to 13.14	1,043,764	1.90%	13.81% to 11.69%
2011	1.15% to 2.30%	35,854	11.40 to 11.76	404,651	1.46%	-0.37% to -1.53%
2010	1.15% to 1.80%	25,101	11.44 to 10.80	279,379	1.09%	12.17% to 11.52%
2009	1.15% to 2.00%	27,729	10.20 to 9.54	274,707	1.26%	24.71% to 23.43%
NVIT Government Bond Fund - Class III (GBF3)
2013	0.45% to 2.15%	669,943	10.68 to 11.38	9,075,697	1.44%	-4.53% to -6.16%
2012	0.45% to 2.45%	1,281,066	11.19 to 11.96	18,225,025	1.99%	2.58% to 0.51%
2011	0.45% to 2.45%	1,741,410	10.90 to 11.90	24,573,093	2.99%	6.78% to 4.64%
2010	0.45% to 2.45%	2,020,667	10.21 to 12.26	27,039,696	2.99%	2.12% to 2.25%	****
2009	1.15% to 2.05%	1,651,392	13.25 to 12.38	21,353,505	3.44%	1.51% to 0.62%
American Century NVIT Growth Fund - Class II (CAF2)
2013	0.45% to 1.65%	7,357	11.88 to 11.79	86,833	1.24%	18.82% to 17.86%	****
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
2013	0.45% to 1.95%	379,377	14.92 to 16.25	6,452,390	1.97%	26.61% to 24.70%
2012	0.45% to 1.80%	323,301	11.78 to 13.21	4,419,224	1.58%	15.40% to 13.83%
2011	1.15% to 1.80%	370,983	12.20 to 11.60	4,441,637	1.86%	-5.04% to -5.66%
2010	1.15% to 2.05%	396,111	12.85 to 12.09	4,985,129	1.88%	13.25% to 12.31%
2009	1.15% to 2.05%	640,695	11.35 to 10.77	7,094,389	0.99%	25.90% to 24.59%
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)
2013	0.45% to 2.00%	106,233	12.93 to 12.21	1,328,607	1.95%	12.92% to 11.17%
2012	0.45% to 2.00%	88,965	11.45 to 10.98	994,694	2.07%	8.99% to 7.28%
2011	0.45% to 2.50%	42,375	10.50 to 10.15	437,306	2.09%	0.42% to -1.64%
2010	1.15% to 1.95%	55,752	10.41 to 10.36	579,146	0.68%	4.12% to 3.56%	****
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)
2013	1.00% to 2.50%	96,385	13.56 to 12.82	1,276,664	2.10%	18.20% to 16.41%
2012	1.15% to 2.50%	51,664	11.42 to 11.01	585,042	1.44%	11.01% to 9.49%
2011	1.15% to 2.00%	50,520	10.29 to 10.14	518,356	1.32%	-2.12% to -2.96%
2010	1.15% to 2.00%	21,384	10.51 to 10.45	224,655	0.73%	5.14% to 4.54%	****
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
2013	0.45% to 2.30%	768,696	11.50 to 11.87	9,911,437	1.32%	4.23% to 2.30%
2012	0.45% to 2.30%	1,240,205	11.04 to 11.60	15,505,928	1.72%	4.68% to 2.73%
2011	0.45% to 2.50%	1,390,326	10.54 to 10.68	16,787,146	2.47%	2.48% to 0.37%
2010	0.45% to 2.30%	1,453,199	10.29 to 11.23	17,110,895	2.34%	2.87% to 3.50%	****
2009	1.15% to 2.05%	1,024,761	11.59 to 11.02	11,706,640	1.89%	7.99% to 7.00%
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
2013	0.45% to 2.50%	1,230,727	13.38 to 12.32	18,913,039	1.46%	16.03% to 13.64%
2012	0.45% to 2.50%	1,698,729	11.53 to 10.84	22,732,682	1.53%	10.34% to 8.07%
2011	0.45% to 2.50%	1,903,557	10.45 to 10.03	23,305,379	2.10%	-0.49% to -2.53%
2010	1.15% to 2.50%	1,859,898	12.69 to 10.29	23,158,697	2.00%	9.58% to 8.09%
2009	1.15% to 2.05%	1,781,508	11.58 to 10.99	20,285,257	1.52%	18.00% to 16.86%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
2013	0.45% to 1.95%	427,296	$14.25 to $ 15.67	$7,074,831	1.72%	21.82% to 19.98%
2012	0.45% to 1.80%	441,954	11.70 to 13.25	6,069,951	1.53%	13.23% to 11.71%
2011	1.15% to 1.80%	617,750	12.46 to 11.86	7,548,836	2.00%	-3.27% to -3.86%
2010	1.15% to 2.05%	762,011	12.88 to 12.13	9,649,660	1.92%	11.62% to 10.69%
2009	1.15% to 2.05%	940,058	11.54 to 10.96	10,674,029	1.33%	22.84% to 21.60%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
2013	0.45% to 2.50%	671,052	12.52 to 11.92	9,594,807	1.25%	10.10% to 7.83%
2012	0.45% to 2.50%	1,136,193	11.37 to 11.05	14,897,003	1.67%	7.48% to 5.26%
2011	0.45% to 2.25%	1,162,051	10.58 to 11.60	14,381,049	2.32%	1.71% to -0.13%
2010	0.45% to 2.05%	1,252,758	10.40 to 11.79	15,322,320	2.16%	4.00% to 6.30%	****
2009	1.15% to 2.05%	855,329	11.67 to 11.09	9,820,399	1.80%	13.31% to 12.25%
NVIT Money Market Fund - Class I (SAM)
2013	1.30%	7,408	9.53	70,606	0.00%	-1.30%
2012	1.30%	8,730	9.66	84,301	0.00%	-1.30%
2011	1.30%	2,844	9.78	27,826	0.00%	-1.30%
2010	1.30%	2,848	9.91	28,231	0.00%	-0.87%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2013	0.45% to 2.45%	224,855	13.99 to 12.99	3,097,568	0.87%	20.53% to 18.11%
2012	0.45% to 2.45%	146,827	11.61 to 10.99	1,708,592	0.37%	15.00% to 12.68%
2011	0.45% to 2.10%	134,318	10.09 to 9.82	1,387,046	1.12%	-10.03% to -11.52%
2010	0.45% to 2.00%	117,515	11.22 to 15.12	1,328,684	1.28%	12.16% to 11.04%	****
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2013	0.45% to 2.45%	210,197	12.48 to 11.59	2,564,300	2.33%	20.55% to 18.13%
2012	0.45% to 2.00%	96,323	10.35 to 13.16	1,004,054	0.17%	16.42% to 14.56%
2011	0.45% to 2.00%	75,748	8.89 to 11.49	694,870	1.67%	-16.77% to -18.06%
2010	0.45% to 1.90%	78,665	10.68 to 10.58	838,675	3.53%	6.85% to 5.82%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2013	0.45% to 2.15%	153,389	16.15 to 15.16	2,403,821	0.68%	33.81% to 31.53%
2012	0.45% to 2.20%	103,904	12.07 to 11.51	1,216,799	0.30%	15.62% to 13.58%
2011	0.45% to 2.20%	47,841	10.44 to 10.14	492,097	0.00%	-3.67% to -5.36%
2010	0.45% to 2.20%	11,035	10.84 to 10.71	124,890	0.00%	8.36% to 7.09%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2013	0.45% to 2.45%	177,261	15.20 to 14.11	2,590,277	1.44%	34.42% to 31.72%
2012	0.45% to 2.15%	85,985	11.30 to 10.80	950,777	1.62%	17.06% to 15.06%
2011	0.45% to 2.10%	45,504	9.66 to 9.39	435,609	1.01%	-6.51% to -8.06%
2010	0.45% to 2.05%	26,704	10.33 to 14.35	294,080	0.72%	3.30% to 2.23%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2013	1.15% to 1.60%	13,265	22.81 to 22.32	299,534	0.00%	37.35% to 36.72%
2012	1.15% to 1.60%	18,910	16.60 to 16.33	311,905	0.00%	13.58% to 13.06%
2011	1.15% to 1.60%	24,039	14.62 to 14.44	349,691	0.00%	-5.33% to -5.76%
2010	1.15% to 1.80%	40,034	15.44 to 9.63	615,744	0.00%	25.36% to 24.65%
2009	1.15% to 1.85%	51,431	12.32 to 7.72	606,799	0.00%	23.18% to 22.49%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2013	0.45% to 2.45%	155,713	16.92 to 15.71	2,538,327	0.00%	37.98% to 35.21%
2012	0.45% to 2.35%	142,567	12.26 to 11.65	1,701,976	0.00%	14.13% to 11.94%
2011	0.45% to 2.10%	148,078	10.75 to 10.45	1,602,759	0.00%	-4.88% to -6.45%
2010	0.45% to 2.10%	114,607	11.30 to 11.17	1,316,242	0.00%	12.97% to 11.72%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2013	0.45% to 2.45%	314,354	16.50 to 15.32	5,049,077	1.23%	35.07% to 32.36%
2012	0.45% to 2.10%	117,223	12.22 to 11.69	1,397,941	1.58%	15.82% to 13.90%
2011	0.45% to 2.10%	57,643	10.55 to 10.26	605,470	0.97%	-2.76% to -4.37%
2010	0.45% to 1.80%	17,489	10.85 to 15.14	194,278	1.20%	8.48% to 7.55%	****
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
2013	0.45% to 2.50%	108,907	18.01 to 12.27	1,728,650	0.00%	43.72% to 40.77%
2012	0.45% to 2.10%	47,661	12.53 to 13.44	527,377	0.00%	12.87% to 10.99%
2011	0.45% to 2.10%	51,142	11.11 to 12.11	515,631	0.00%	-1.10% to -2.73%
2010	0.45% to 1.90%	51,624	11.23 to 9.79	530,351	0.00%	12.28% to 23.03%	****
2009	1.15% to 1.85%	28,923	8.43 to 7.97	240,314	0.00%	26.17% to 25.07%
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2013	0.45% to 2.45%	132,331	17.07 to 14.54	2,714,433	1.05%	39.74% to 36.94%
2012	0.45% to 2.00%	65,799	12.22 to 14.90	968,868	0.99%	20.04% to 18.27%
2011	0.45% to 1.90%	49,161	10.18 to 12.72	658,532	0.39%	-5.59% to -6.96%
2010	0.45% to 1.85%	73,763	10.78 to 13.74	1,052,882	0.55%	7.82% to 24.23%	****
2009	1.15% to 1.85%	41,827	11.68 to 11.05	480,065	0.60%	24.87% to 23.83%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
2013	0.45% to 2.10%	142,009	$16.81 to $ 25.48	$3,283,214	0.15%	40.32% to 37.99%
2012	0.45% to 2.20%	156,996	11.98 to 18.28	2,626,810	0.17%	14.96% to 12.93%
2011	0.45% to 2.20%	171,964	10.42 to 16.19	2,524,182	0.54%	-5.97% to -7.62%
2010	1.15% to 2.20%	182,582	16.13 to 17.52	2,892,144	0.33%	23.91% to 22.59%
2009	1.15% to 2.05%	163,471	13.02 to 12.13	2,092,955	0.26%	33.18% to 31.80%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2013	0.45% to 1.95%	46,071	9.63 to 9.54	440,814	2.70%	-3.66% to -4.63%	****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2013	0.45% to 2.45%	670,646	10.28 to 9.74	6,714,747	1.29%	-0.35% to -2.35%
2012	0.45% to 2.45%	648,630	10.32 to 9.98	6,575,235	1.70%	3.06% to 0.98%
2011	0.45% to 2.10%	443,708	10.01 to 9.90	4,420,514	1.17%	0.13% to -0.98%	****
NVIT Real Estate Fund - Class II (NVRE2)
2013	1.15% to 1.90%	15,642	9.33 to 9.28	145,645	1.99%	-6.70% to -7.17%	****
NVIT Money Market Fund - Class II (NVMM2)
2013	0.45% to 2.55%	15,784,398	9.82 to 9.01	148,787,115	0.00%	-0.45% to -2.55%
2012	0.45% to 2.55%	20,569,054	9.86 to 9.24	196,942,746	0.00%	-0.45% to -2.56%
2011	0.45% to 2.55%	24,210,354	9.91 to 9.48	235,051,949	0.00%	-0.45% to -2.54%
2010	0.45% to 2.85%	22,180,368	9.95 to 9.70	218,477,190	0.00%	-0.45% to -2.85%
2009	0.45% to 2.90%	27,007,244	10.00 to 9.98	269,859,905	0.00%	-0.02% to -0.16%	****
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2013	0.45% to 2.15%	239,471	11.64 to 11.45	2,763,519	1.23%	16.42% to 14.51%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2013	0.45% to 2.30%	69,366	11.91 to 11.70	817,539	0.00%	19.10% to 16.97%	****
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2013	1.35%	584	10.35	6,046	1.03%	3.53%	****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2013	1.35%	472	10.32	4,873	1.54%	3.25%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2013	1.35%	1,163	10.26	11,932	1.56%	2.60%	****
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
2013	0.45% to 2.50%	253,002	10.01 to 9.69	2,486,015	0.00%	3.45% to 1.32%
2012	0.45% to 1.90%	130,290	9.68 to 9.60	1,251,899	0.00%	-3.24% to -4.03%	****
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
2013	0.45% to 2.50%	1,343,033	10.69 to 10.35	14,102,480	1.15%	4.13% to 1.99%
2012	0.45% to 2.35%	2,580,347	10.26 to 10.16	26,301,442	0.00%	2.65% to 1.56%	****
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
2013	0.45% to 2.10%	1,102,338	9.72 to 9.61	10,653,275	0.00%	-2.79% to -3.87%	****
VIT - Unconstrained Bond Portfolio Advisor Class (PMUBA)
2013	1.15% to 1.60%	27,734	9.93	275,464	0.03%	-0.65% to -0.72%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2013	0.45% to 2.15%	107,843	11.93 to 11.40	1,257,501	2.48%	15.75% to 13.77%
2012	0.45% to 2.15%	277,177	10.31 to 10.02	2,797,736	1.06%	12.86% to 10.93%
2011	1.15% to 1.60%	6,071	9.09 to 9.07	55,121	0.00%	-9.07% to -9.35%	****
VP Income & Growth Fund - Class III (ACVIG3)
2013	0.45% to 2.45%	310,052	16.53 to 13.22	5,487,546	2.29%	35.21% to 32.50%
2012	0.45% to 2.45%	296,635	12.22 to 9.98	3,949,391	2.03%	14.23% to 11.93%
2011	0.45% to 1.90%	357,418	10.70 to 11.21	4,212,861	1.53%	2.65% to 1.16%
2010	1.15% to 2.05%	383,684	11.84 to 10.94	4,454,959	1.56%	12.83% to 11.89%
2009	1.15% to 2.05%	324,541	10.49 to 9.77	3,334,930	4.67%	16.74% to 15.51%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2013	0.45% to 2.50%	642,753	10.42 to 9.86	6,514,580	1.62%	-8.89% to -10.77%
2012	0.45% to 2.50%	854,035	11.44 to 11.05	9,618,190	2.50%	6.90% to 4.69%
2011	0.45% to 2.50%	588,753	10.70 to 10.55	6,269,731	2.21%	7.00% to 5.53%	****
VP Ultra(R) Fund - Class III (ACVU3)
2013	1.15% to 1.60%	25,186	16.72 to 15.85	414,407	0.53%	35.44% to 34.83%
2012	1.15% to 1.80%	27,728	12.35 to 11.51	336,263	0.00%	12.63% to 11.93%
2011	1.15% to 1.80%	41,872	10.96 to 10.28	448,164	0.00%	-0.09% to -0.68%
2010	1.15% to 2.05%	76,358	10.97 to 10.13	819,374	0.54%	14.77% to 13.83%
2009	1.15% to 2.05%	91,946	9.56 to 8.90	859,093	0.29%	32.99% to 31.61%
VP Value Fund - Class III (ACVV3)
2013	0.45% to 2.50%	525,812	15.77 to 13.63	10,132,795	1.71%	31.13% to 28.44%
2012	0.45% to 2.45%	392,383	12.02 to 10.65	5,793,902	1.93%	14.06% to 11.76%
2011	0.45% to 2.10%	433,733	10.54 to 13.71	5,771,459	1.99%	0.56% to -1.10%
2010	1.15% to 2.05%	569,497	13.68 to 12.65	7,598,957	2.36%	12.12% to 11.19%
2009	1.15% to 2.05%	481,074	12.20 to 11.38	5,721,824	6.05%	18.48% to 17.29%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Quality Bond Fund II - Primary Shares (FQB)
2013	1.30%	301	$ 17.00	$5,116	4.17%	-0.28%
2012	1.30%	302	17.05	5,148	4.02%	8.29%
2011	1.30%	303	15.74	4,769	5.10%	0.95%
2010	1.30%	303	15.59	4,725	0.00%	7.09%
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
2013	0.45% to 2.45%	167,158	11.74 to 11.12	1,912,478	1.54%	14.82% to 12.51%
2012	0.45% to 2.10%	135,649	10.22 to 9.94	1,370,416	1.63%	11.73% to 9.87%
2011	0.45% to 2.45%	83,003	9.15 to 9.03	754,254	5.85%	-8.51% to -9.74%	****
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)
2013	0.95% to 1.60%	386,322	22.38 to 21.80	8,675,282	0.85%	29.17% to 28.81%
2012	1.15% to 2.00%	408,007	17.77 to 16.24	7,084,390	1.04%	14.81% to 14.03%
2011	1.15% to 1.80%	497,387	15.48 to 14.54	7,539,529	0.67%	-3.90% to -4.48%
2010	1.15% to 2.05%	651,814	16.11 to 14.89	10,272,180	0.89%	15.60% to 14.65%
2009	1.15% to 2.05%	908,969	13.93 to 12.99	12,376,454	1.04%	33.90% to 32.49%
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
2013	0.45% to 2.45%	635,670	15.41 to 12.37	10,469,708	2.96%	27.22% to 24.66%
2012	0.45% to 2.45%	380,812	12.11 to 9.92	5,004,941	3.16%	16.53% to 14.18%
2011	0.45% to 2.45%	321,625	10.39 to 8.69	3,695,392	1.83%	0.25% to -1.76%
2010	1.15% to 2.05%	437,403	11.83 to 10.92	5,056,213	1.47%	13.58% to 12.65%
2009	1.15% to 2.05%	489,408	10.42 to 9.70	5,000,669	1.98%	28.45% to 27.06%
VIP Growth Portfolio - Service Class 2 R (FG2R)
2013	0.45% to 2.45%	1,062,979	17.23 to 14.09	17,083,564	0.33%	35.36% to 32.64%
2012	0.45% to 2.45%	434,393	12.73 to 10.62	5,233,229	0.41%	13.89% to 11.60%
2011	0.45% to 2.45%	475,936	11.17 to 9.52	5,091,681	0.11%	-0.47% to -2.47%
2010	0.45% to 2.05%	518,503	11.23 to 10.19	5,606,178	0.10%	12.26% to 21.44%	****
2009	1.15% to 2.05%	445,278	9.02 to 8.39	3,936,869	0.14%	26.51% to 25.09%
VIP High Income Portfolio - Service Class 2R (FHI2R)
2013	0.45% to 2.50%	290,706	11.21 to 10.83	3,211,341	5.89%	5.39% to 3.22%
2012	0.45% to 1.95%	243,175	10.64 to 10.53	2,585,872	9.19%	6.41% to 5.34%	****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2013	0.45% to 2.50%	248,403	10.61 to 10.47	2,616,861	0.71%	6.13% to 4.67%	****
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2013	0.45% to 2.45%	390,390	11.49 to 11.34	4,461,802	0.63%	14.93% to 13.38%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2013	0.45% to 2.45%	444,351	14.53 to 13.49	6,273,995	9.76%	23.21% to 20.74%
2012	0.45% to 2.45%	288,602	11.79 to 11.17	3,369,370	2.27%	14.81% to 12.50%
2011	0.45% to 2.45%	194,719	10.27 to 9.93	2,015,502	0.02%	-1.98% to -3.95%
2010	0.65% to 2.05%	143,063	10.46 to 13.86	1,533,077	2.88%	4.65% to 3.71%	****
ClearBridge Variable All Cap Value Portfolio Class I (SBTRP)
2011	1.30%	1,435	23.02	33,027	1.36%	-7.41%
2010	1.30%	1,436	24.86	35,696	1.78%	15.09%
2009	1.30%	1,436	21.60	31,016	1.40%	27.68%
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
2013	1.30%	167,040	12.80	2,138,524	1.60%	30.65%
2012	1.30%	196,403	9.80	1,924,572	2.18%	14.99%
2011	1.30%	226,716	8.52	1,932,058	2.20%	3.59%
2010	1.30%	238,143	8.23	1,959,085	3.00%	8.04%
2009	1.30%	250,350	7.61	1,906,211	1.89%	22.88%
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
2013	0.45% to 2.15%	1,421,771	10.08 to 9.96	14,237,535	7.51%	0.75% to -0.40%	****
Global Securities Fund/VA - Service Class (OVGSS)
2013	0.45% to 2.15%	120,749	11.50 to 11.36	1,381,183	0.01%	14.95% to 13.64%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2013	0.45% to 2.45%	1,033,371	10.92 to 10.35	10,955,429	4.34%	-0.34% to -2.34%
2012	0.45% to 2.45%	1,116,827	10.96 to 10.60	12,010,027	5.62%	14.29% to 11.99%
2011	0.45% to 2.50%	405,198	9.59 to 9.46	3,862,027	6.91%	-4.10% to -5.42%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2013	0.45% to 2.45%	172,093	11.52 to 10.69	1,916,166	1.68%	-6.99% to -8.86%
2012	0.45% to 2.50%	194,743	12.39 to 11.72	2,366,621	5.86%	4.76% to 2.59%
2011	0.45% to 2.50%	517,027	11.82 to 11.42	6,071,567	1.90%	7.93% to 5.71%
2010	0.45% to 2.50%	198,651	10.95 to 10.80	2,185,251	0.85%	9.54% to 8.02%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2013	0.45% to 2.50%	1,403,301	10.33 to 9.77	14,080,239	1.36%	-0.68% to -2.73%
2012	0.45% to 2.50%	1,391,273	10.40 to 10.05	14,200,810	1.77%	5.27% to 3.10%
2011	0.45% to 2.50%	580,305	9.88 to 9.74	5,691,327	0.99%	-1.19% to -2.56%	****
Total Return Portfolio - Advisor Class (PMVTRD)
2013	0.45% to 2.45%	1,920,626	10.69 to 10.13	19,950,741	2.02%	-2.49% to -4.45%
2012	0.45% to 2.50%	3,032,974	10.97 to 10.59	32,658,037	2.46%	9.01% to 6.76%
2011	0.45% to 2.45%	987,316	10.06 to 9.93	9,871,103	1.72%	0.61% to -0.73%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2013	0.45% to 2.50%	185,582	$10.08 to $ 9.34	$1,798,964	1.66%	-15.10% to -16.85%
2012	0.45% to 2.40%	198,165	11.87 to 11.26	2,296,512	2.48%	4.65% to 2.60%
2011	0.45% to 2.45%	307,254	11.34 to 10.97	3,436,177	13.87%	-7.96% to -9.80%
2010	0.45% to 2.15%	368,568	12.32 to 12.18	4,517,473	9.10%	23.24% to 21.85%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2013	0.45% to 2.15%	330,217	12.23 to 11.48	3,895,080	4.76%	-7.46% to -9.04%
2012	0.45% to 2.50%	1,109,109	13.21 to 12.50	14,300,058	4.82%	17.24% to 14.82%
2011	0.45% to 2.50%	674,109	11.27 to 10.89	7,483,514	5.14%	5.73% to 3.56%
2010	0.45% to 2.50%	574,766	10.66 to 10.51	6,093,650	2.92%	6.61% to 5.15%	****
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
2013	0.45% to 2.50%	479,981	11.34 to 10.51	5,237,413	0.92%	-8.98% to -10.85%
2012	0.45% to 2.45%	421,386	12.46 to 11.80	5,124,656	1.59%	6.38% to 4.24%
2011	0.45% to 2.15%	639,277	11.71 to 11.38	7,377,536	2.44%	6.97% to 5.15%
2010	0.45% to 2.35%	486,960	10.95 to 10.81	5,303,849	1.64%	9.49% to 8.10%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2013	0.45% to 2.50%	3,173,122	13.09 to 12.13	40,136,238	5.31%	5.15% to 2.99%
2012	0.45% to 2.45%	4,473,575	12.44 to 11.79	54,386,699	5.59%	13.68% to 11.39%
2011	0.45% to 2.35%	5,040,280	10.95 to 10.60	54,199,063	5.80%	2.77% to 0.81%
2010	0.45% to 2.50%	1,107,488	10.65 to 10.51	11,718,095	4.30%	6.52% to 5.06%	****
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
2013	0.45% to 2.10%	156,684	9.27 to 8.72	1,396,179	0.82%	-2.63% to -4.25%
2012	0.45% to 2.10%	173,846	9.52 to 9.11	1,615,679	0.23%	11.16% to 9.31%
2011	0.45% to 2.10%	415,420	8.57 to 8.33	3,503,665	0.00%	-23.96% to -25.22%
2010	0.45% to 2.45%	611,121	11.27 to 11.12	6,839,923	0.05%	12.67% to 11.17%	****
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
2013	0.95% to 2.10%	59,331	21.64 to 12.80	807,700	5.09%	10.30% to 9.46%
2012	1.15% to 2.45%	193,894	12.00 to 11.58	2,340,894	5.23%	14.36% to 12.85%
2011	0.45% to 2.45%	519,408	10.62 to 10.26	5,496,550	4.99%	-2.47% to -4.42%
2010	0.45% to 2.45%	286,132	10.89 to 17.46	3,267,038	3.01%	8.85% to 7.44%	****
VP UltraShort NASDAQ-100 (PROUSN)
2013	0.65% to 2.15%	238,140	1.88 to 1.78	427,662	0.00%	-48.97% to -49.74%
2012	1.15% to 2.45%	280,253	3.64 to 3.51	1,000,554	0.00%	-35.97% to -36.82%
2011	1.15% to 2.15%	99,013	5.68 to 5.59	554,202	0.00%	-23.07% to -23.85%
2010	1.15% to 2.15%	9,963	7.39 to 7.34	73,269	0.00%	-26.11% to -26.61%	****
VP Access High Yield Fund (PROAHY)
2013	0.45% to 2.45%	6,759,648	13.94 to 12.94	91,050,949	2.72%	9.52% to 7.32%
2012	0.45% to 2.45%	5,021,067	12.72 to 12.06	62,207,797	4.74%	13.61% to 11.32%
2011	0.45% to 2.15%	346,045	11.20 to 10.88	3,817,266	1.25%	2.28% to 0.54%
2010	0.45% to 2.45%	556,884	10.95 to 10.80	6,055,548	2.29%	9.50% to 8.04%	****
VP Asia 30 (PROA30)
2013	0.45% to 2.45%	264,312	10.69 to 9.93	2,720,895	0.03%	14.45% to 12.16%
2012	0.65% to 2.15%	276,877	9.29 to 8.92	2,518,717	0.00%	14.73% to 12.99%
2011	0.45% to 2.00%	172,456	8.13 to 7.92	1,378,726	0.03%	-27.32% to -28.46%
2010	0.45% to 2.30%	480,729	11.18 to 11.05	5,338,907	0.00%	11.83% to 10.45%	****
VP Banks (PROBNK)
2013	0.45% to 2.15%	126,901	13.24 to 12.64	1,633,420	0.28%	32.85% to 30.59%
2012	1.15% to 2.15%	155,165	9.85 to 9.68	1,516,565	0.00%	31.87% to 30.53%
2011	1.15% to 1.65%	20,324	7.47 to 7.44	151,367	0.00%	-25.31% to -25.57%	****
VP Basic Materials (PROBM)
2013	0.45% to 2.20%	262,357	9.89 to 9.43	2,519,862	0.83%	17.90% to 15.83%
2012	1.15% to 2.15%	208,000	8.29 to 8.15	1,709,693	0.20%	7.24% to 6.15%
2011	1.15% to 2.10%	51,733	7.73 to 7.68	398,830	0.00%	-22.73% to -23.22%	****
VP Bear (PROBR)
2013	0.45% to 2.35%	327,711	4.97 to 4.63	1,562,595	0.00%	-26.88% to -28.28%
2012	0.45% to 2.35%	149,740	6.80 to 6.46	992,882	0.00%	-16.97% to -18.56%
2011	0.45% to 2.35%	235,554	8.19 to 7.93	1,913,731	0.00%	-9.29% to -11.02%
2010	0.45% to 2.10%	373,984	9.03 to 8.93	3,355,405	0.00%	-9.74% to -10.73%	****
VP Biotechnology (PROBIO)
2013	0.45% to 2.45%	330,278	22.09 to 20.93	7,081,443	0.00%	67.66% to 64.30%
2012	0.45% to 2.15%	473,197	13.18 to 12.80	6,141,389	0.00%	40.07% to 37.68%
2011	0.45% to 2.10%	13,260	9.41 to 9.30	123,904	0.00%	-5.93% to -6.97%	****
VP Bull (PROBL)
2013	0.45% to 2.50%	711,453	15.21 to 14.09	10,433,701	0.00%	29.17% to 26.51%
2012	0.45% to 2.45%	1,418,158	11.77 to 11.15	16,287,866	0.00%	13.38% to 11.09%
2011	0.45% to 2.45%	755,218	10.38 to 10.04	7,677,092	0.00%	-0.45% to -2.44%
2010	0.65% to 2.45%	380,000	10.42 to 10.29	3,931,347	0.00%	4.16% to 2.91%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Consumer Goods (PROCG)
2013	0.45% to 2.15%	102,777	$14.03 to $ 13.40	$1,401,184	0.86%	27.87% to 25.69%
2012	0.45% to 2.45%	68,405	10.97 to 10.61	737,174	1.31%	10.36% to 8.14%
2011	0.45% to 1.90%	25,237	9.94 to 9.85	249,257	0.00%	-0.57% to -1.53%	****
VP Consumer Services (PROCS)
2013	0.45% to 2.15%	320,513	16.40 to 15.67	5,108,147	0.17%	39.24% to 36.86%
2012	0.85% to 2.40%	94,015	11.70 to 11.40	1,087,057	0.00%	21.06% to 19.16%
2011	0.45% to 2.35%	56,622	9.69 to 9.57	544,622	0.00%	-3.08% to -4.31%	****
VP Emerging Markets (PROEM)
2013	0.45% to 2.45%	425,737	8.75 to 8.12	3,580,510	0.38%	-6.84% to -8.72%
2012	0.45% to 2.45%	576,322	9.39 to 8.90	5,280,262	0.99%	6.09% to 3.95%
2011	0.45% to 2.10%	368,467	8.85 to 8.61	3,210,925	0.00%	-20.06% to -21.39%
2010	0.45% to 2.15%	620,286	11.08 to 10.95	6,824,975	0.00%	10.76% to 9.50%	****
VP Europe 30 (PROE30)
2013	0.45% to 2.45%	314,135	13.59 to 12.61	4,079,277	0.46%	21.09% to 18.66%
2012	0.45% to 2.35%	185,175	11.22 to 10.66	2,032,880	1.09%	16.07% to 13.85%
2011	1.15% to 2.00%	17,266	9.55 to 9.42	163,319	0.61%	-9.93% to -10.68%
2010	0.65% to 2.00%	12,935	10.64 to 10.55	136,766	1.01%	6.44% to 5.47%	****
VP Financials (PROFIN)
2013	1.15% to 2.45%	135,152	13.33 to 12.87	1,777,733	0.34%	30.56% to 28.84%
2012	1.15% to 2.45%	64,514	10.21 to 9.99	652,782	0.22%	23.29% to 21.67%
2011	1.15% to 2.10%	19,538	8.28 to 8.23	161,225	0.00%	-17.17% to -17.70%	****
VP Health Care (PROHC)
2013	0.45% to 2.50%	407,435	15.70 to 14.86	6,211,685	0.33%	39.13% to 36.27%
2012	1.15% to 2.50%	113,070	11.15 to 10.90	1,251,835	0.33%	16.05% to 14.46%
2011	0.45% to 1.90%	54,929	9.66 to 9.56	526,815	0.00%	-3.43% to -4.37%	****
VP Industrials (PROIND)
2013	0.45% to 2.35%	532,485	13.93 to 13.23	7,200,812	0.30%	37.57% to 34.94%
2012	0.45% to 2.45%	196,512	10.12 to 9.79	1,948,860	0.33%	15.28% to 12.96%
2011	0.45% to 2.35%	96,626	8.78 to 8.67	841,929	0.00%	-12.18% to -13.30%	****
VP International (PROINT)
2013	0.45% to 2.45%	383,339	12.79 to 11.87	4,695,778	0.00%	18.96% to 16.57%
2012	0.45% to 2.45%	320,958	10.75 to 10.19	3,347,319	0.00%	15.41% to 13.09%
2011	0.45% to 2.10%	262,523	9.32 to 9.06	2,404,795	0.00%	-14.72% to -16.14%
2010	0.65% to 2.15%	235,682	10.91 to 10.80	2,559,042	0.00%	9.09% to 8.00%	****
VP Internet (PRONET)
2013	0.45% to 2.45%	219,621	15.32 to 14.51	3,265,348	0.00%	51.03% to 48.00%
2012	1.15% to 2.15%	51,684	10.02 to 9.85	514,948	0.00%	18.38% to 17.18%
2011	0.85% to 2.10%	9,841	8.48 to 8.41	83,166	0.00%	-15.16% to -15.87%	****
VP Japan (PROJP)
2013	0.45% to 2.20%	303,478	13.15 to 12.32	3,830,548	0.00%	47.57% to 44.98%
2012	0.45% to 2.15%	152,930	8.91 to 8.51	1,317,530	0.00%	22.40% to 20.30%
2011	0.45% to 2.10%	34,406	7.28 to 7.08	246,466	0.00%	-18.91% to -20.25%
2010	1.15% to 2.00%	55,182	8.93 to 8.88	492,305	0.00%	-10.66% to -11.21%	****
VP NASDAQ-100 (PRON)
2013	0.45% to 2.45%	634,252	16.93 to 15.72	10,386,060	0.00%	33.67% to 30.99%
2012	0.45% to 2.45%	385,195	12.66 to 12.00	4,763,244	0.00%	15.71% to 13.38%
2011	0.45% to 2.45%	244,301	10.95 to 10.58	2,628,101	0.00%	1.00% to -1.03%
2010	1.15% to 2.45%	132,411	10.79 to 10.69	1,422,920	0.00%	7.87% to 6.92%	****
VP Oil & Gas (PROOG)
2013	0.45% to 2.50%	290,843	14.34 to 13.29	4,009,939	0.46%	23.51% to 20.97%
2012	0.45% to 2.45%	311,471	11.61 to 11.00	3,516,237	0.09%	2.43% to 0.37%
2011	0.45% to 2.35%	291,332	11.33 to 10.98	3,242,585	0.18%	1.79% to -0.15%
2010	1.15% to 2.45%	539,567	11.08 to 10.99	5,964,352	0.00%	10.82% to 9.85%	****
VP Pharmaceuticals (PROPHR)
2013	0.45% to 2.45%	212,949	15.25 to 14.45	3,148,383	2.06%	31.03% to 28.40%
2012	0.45% to 2.45%	94,784	11.64 to 11.25	1,085,763	0.92%	11.35% to 9.11%
2011	0.45% to 2.35%	284,915	10.45 to 10.32	2,958,723	0.00%	4.54% to 3.22%	****
VP Precious Metals (PROPM)
2013	0.45% to 2.50%	516,611	4.38 to 4.14	2,198,155	0.00%	-38.22% to -39.50%
2012	0.45% to 2.45%	410,943	7.09 to 6.85	2,862,803	0.00%	-14.93% to -16.65%
2011	0.45% to 2.30%	386,534	8.33 to 8.23	3,198,717	0.00%	-16.69% to -17.72%	****
VP Real Estate (PRORE)
2013	0.45% to 2.50%	186,742	10.84 to 10.26	1,968,101	1.11%	-0.36% to -2.41%
2012	0.45% to 2.50%	307,573	10.88 to 10.51	3,286,004	2.70%	16.64% to 14.24%
2011	0.45% to 2.50%	45,390	9.33 to 9.20	420,467	0.00%	-6.71% to -7.99%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Rising Rates Opportunity (PRORRO)
2013	0.45% to 2.45%	406,251	$5.92 to $ 5.49	$2,315,767	0.00%	15.95% to 13.62%
2012	0.45% to 2.45%	174,521	5.10 to 4.84	864,364	0.00%	-7.35% to -9.22%
2011	1.15% to 2.10%	93,888	5.45 to 5.36	508,047	0.00%	-38.22% to -38.81%
2010	0.45% to 2.45%	285,625	8.86 to 8.74	2,515,908	0.00%	-11.44% to -12.63%	****
VP Semiconductor (PROSCN)
2013	0.45% to 2.15%	27,132	11.23 to 10.73	297,110	0.14%	32.87% to 30.61%
2012	0.45% to 1.65%	13,309	8.45 to 8.28	110,521	0.32%	-4.60% to -5.75%
2011	1.35% to 1.90%	14,743	8.81 to 8.78	129,655	0.00%	-11.91% to -12.24%	****
VP Short Emerging Markets (PROSEM)
2013	0.45% to 2.30%	33,825	7.94 to 7.41	262,351	0.00%	-0.68% to -2.53%
2012	1.15% to 2.30%	63,269	7.84 to 7.60	491,393	0.00%	-14.05% to -15.05%
2011	1.15% to 2.45%	87,819	9.13 to 8.93	794,238	0.00%	9.39% to 7.96%
2010	1.15% to 2.10%	40,731	8.34 to 8.29	338,364	0.00%	-16.57% to -17.11%	****
VP Short International (PROSIN)
2013	0.45% to 2.30%	99,808	5.44 to 5.08	515,832	0.00%	-21.36% to -22.83%
2012	1.15% to 2.30%	58,276	6.79 to 6.58	390,351	0.00%	-21.08% to -22.00%
2011	1.15% to 2.50%	162,410	8.60 to 8.41	1,382,717	0.00%	0.63% to -0.73%
2010	1.15% to 2.10%	2,950	8.55 to 8.49	25,147	0.00%	-14.53% to -15.08%	****
VP Short NASDAQ-100 (PROSN)
2013	0.45% to 2.15%	100,893	4.42 to 4.15	423,062	0.00%	-29.72% to -30.92%
2012	1.15% to 2.30%	81,510	6.17 to 5.98	494,350	0.00%	-19.73% to -20.67%
2011	1.15% to 2.45%	72,310	7.68 to 7.52	549,135	0.00%	-11.50% to -12.66%
2010	1.15% to 2.15%	90,870	8.68 to 8.62	786,558	0.00%	-13.17% to -13.75%	****
VP Technology (PROTEC)
2013	0.85% to 2.15%	329,911	12.63 to 12.19	4,079,935	0.00%	24.13% to 22.50%
2012	0.45% to 2.30%	190,108	10.24 to 9.93	1,912,005	0.00%	9.81% to 7.77%
2011	0.45% to 2.35%	107,196	9.33 to 9.21	992,449	0.00%	-6.71% to -7.89%	****
VP Telecommunications (PROTEL)
2013	0.45% to 2.45%	34,300	12.39 to 11.74	412,848	1.85%	11.56% to 9.32%
2012	1.15% to 2.15%	363,734	10.97 to 10.79	3,982,906	0.12%	15.17% to 14.01%
2011	0.45% to 1.65%	3,690	9.57 to 9.50	35,094	0.00%	-4.27% to -5.04%	****
VP U.S. Government Plus (PROGVP)
2013	0.65% to 2.15%	135,761	12.16 to 11.50	1,593,389	0.17%	-19.64% to -20.85%
2012	0.45% to 2.15%	211,249	15.22 to 14.53	3,136,876	0.00%	0.52% to -1.20%
2011	0.45% to 2.45%	221,028	15.14 to 14.64	3,284,785	0.13%	42.87% to 40.00%
2010	1.15% to 2.10%	195,289	10.55 to 10.48	2,057,018	0.30%	5.45% to 4.78%	****
VP UltraNASDAQ-100 (PROUN)
2013	0.45% to 2.45%	312,708	26.72 to 24.81	8,062,616	0.00%	78.24% to 74.66%
2012	0.45% to 2.45%	92,860	14.99 to 14.20	1,354,071	0.00%	33.15% to 30.47%
2011	0.45% to 2.15%	161,850	11.26 to 10.94	1,790,643	0.00%	-1.64% to -3.31%
2010	0.65% to 2.45%	54,992	11.43 to 11.29	625,052	0.00%	14.33% to 12.95%	****
VP Utilities (PROUTL)
2013	0.45% to 2.50%	112,703	12.23 to 11.57	1,336,584	3.07%	12.80% to 10.48%
2012	0.45% to 2.50%	163,570	10.84 to 10.47	1,734,505	1.99%	-0.31% to -2.37%
2011	0.85% to 2.50%	154,187	10.85 to 10.73	1,663,626	0.00%	8.49% to 7.29%	****
Global Managed Futures Strategy (RVMFU)
2013	0.45% to 2.55%	454,481	7.33 to 6.58	3,156,056	0.00%	2.13% to -0.03%
2012	0.45% to 2.55%	506,656	7.18 to 6.58	3,479,836	0.00%	-11.60% to -13.48%
2011	0.45% to 2.55%	884,949	8.12 to 7.61	6,966,058	0.00%	-9.04% to -10.95%
2010	0.45% to 2.55%	855,936	8.93 to 8.54	7,479,850	0.00%	-3.97% to -6.00%
2009	0.45% to 2.90%	1,649,444	9.30 to 9.05	15,154,726	0.00%	-4.45% to -6.82%
Variable Fund - Long Short Equity Fund (RSRF)
2013	0.45% to 2.55%	564,715	10.35 to 10.21	7,978,425	0.00%	16.93% to 14.46%
2012	0.45% to 2.55%	594,453	8.85 to 8.92	7,197,791	0.00%	3.96% to 1.76%
2011	0.45% to 2.55%	738,378	8.52 to 8.77	8,530,419	0.00%	-6.98% to -8.94%
2010	0.45% to 2.55%	945,398	9.15 to 9.63	11,834,837	0.00%	10.71% to 8.37%
2009	0.45% to 2.90%	1,646,126	8.27 to 10.27	19,107,329	0.08%	26.72% to 23.42%
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
2013	0.45% to 2.50%	1,198,793	12.22 to 11.33	14,563,763	0.02%	22.88% to 20.35%
2012	0.45% to 2.50%	1,064,254	9.94 to 9.42	10,631,772	0.00%	13.19% to 10.86%
2011	0.45% to 2.50%	1,278,798	8.78 to 8.49	11,397,397	0.00%	-7.72% to -9.61%
2010	0.45% to 2.50%	1,384,728	9.52 to 9.40	13,531,612	0.10%	14.62% to 12.26%
2009	0.45% to 2.50%	1,152,844	8.30 to 8.35	9,893,619	0.98%	38.78% to 35.71%
Variable Trust - Banking Fund (RBKF)
2013	1.15% to 2.40%	196,923	8.50 to 6.91	1,611,604	0.55%	27.70% to 26.08%
2012	0.45% to 2.50%	584,843	5.06 to 4.15	3,684,231	0.24%	23.66% to 21.11%
2011	0.45% to 2.45%	158,278	4.09 to 3.43	833,475	0.23%	-22.58% to -24.13%
2010	0.65% to 2.45%	400,518	5.25 to 4.53	2,746,122	0.91%	12.30% to 10.27%
2009	1.15% to 2.45%	292,935	6.31 to 5.63	1,815,371	3.49%	-4.55% to -6.11%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Basic Materials Fund (RBMF)
2013	0.45% to 2.50%	218,828	$10.90 to $ 12.55	$4,895,991	0.62%	0.79% to -1.28%
2012	0.45% to 2.50%	317,742	10.82 to 12.72	7,003,662	0.00%	10.22% to 7.95%
2011	0.45% to 2.50%	329,769	9.81 to 11.78	6,616,439	0.00%	-16.83% to -18.55%
2010	0.45% to 2.50%	799,928	11.80 to 14.46	19,506,692	0.56%	26.10% to 23.51%
2009	0.45% to 2.85%	1,278,562	9.36 to 14.80	24,972,245	0.29%	54.76% to 50.76%
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
2013	0.45% to 2.50%	677,455	12.06 to 10.50	7,580,969	1.52%	18.21% to 15.78%
2012	0.45% to 2.50%	803,979	10.20 to 9.07	7,703,594	1.12%	11.91% to 9.60%
2011	0.45% to 2.50%	912,603	9.12 to 8.27	7,900,607	1.59%	-4.64% to -6.60%
2010	1.15% to 2.50%	863,401	9.32 to 8.86	7,931,016	1.82%	12.44% to 10.91%
2009	0.65% to 2.50%	595,725	8.40 to 7.97	4,864,031	2.92%	34.91% to 32.20%
Variable Trust - Biotechnology Fund (RBF)
2013	0.45% to 2.50%	412,742	27.90 to 21.06	9,526,308	0.00%	53.51% to 50.35%
2012	0.45% to 2.50%	442,089	18.17 to 14.01	6,648,173	0.00%	35.37% to 32.58%
2011	0.45% to 2.50%	511,648	13.43 to 10.57	5,736,404	0.00%	10.09% to 7.83%
2010	0.45% to 2.50%	400,924	12.20 to 9.80	4,139,904	0.00%	10.20% to 7.94%
2009	0.80% to 2.50%	674,210	10.97 to 8.51	6,240,698	0.00%	17.39% to 15.37%
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
2013	0.45% to 2.50%	1,377,640	11.59 to 10.31	15,158,693	1.58%	9.67% to 7.41%
2012	0.45% to 2.50%	1,398,310	10.57 to 9.60	14,164,565	1.63%	10.29% to 8.01%
2011	0.45% to 2.50%	1,041,864	9.58 to 8.89	9,680,693	1.86%	-0.73% to -2.76%
2010	0.45% to 2.50%	846,387	9.65 to 9.14	8,075,221	1.80%	10.49% to 8.21%
2009	0.65% to 2.45%	775,677	8.69 to 8.45	6,762,244	3.86%	21.79% to 19.49%
Variable Trust - Commodities Strategy Fund (RVCMD)
2013	0.45% to 2.55%	679,934	6.35 to 5.15	3,163,749	0.00%	-3.65% to -5.68%
2012	0.45% to 2.55%	929,892	6.59 to 5.46	4,541,338	0.00%	-1.85% to -3.93%
2011	0.45% to 2.55%	1,163,910	6.72 to 5.68	5,828,149	7.57%	-7.06% to -9.02%
2010	0.45% to 2.55%	1,715,037	7.23 to 6.24	9,325,565	0.00%	7.54% to 5.28%
2009	0.45% to 2.90%	3,091,102	6.72 to 4.76	15,641,976	1.95%	11.06% to 7.79%
Variable Trust - Consumer Products Fund (RCPF)
2013	0.45% to 2.50%	312,694	17.89	7,850,995	1.14%	27.67% to 25.05%
2012	0.45% to 2.50%	382,444	14.01 to 14.31	7,652,079	1.19%	8.56% to 6.31%
2011	0.45% to 2.50%	453,809	12.91 to 13.46	8,549,906	1.57%	13.25% to 10.93%
2010	0.65% to 2.50%	374,739	11.32 to 12.13	6,296,929	1.13%	16.52% to 14.35%
2009	0.65% to 2.85%	906,887	9.71 to 11.31	13,001,271	1.87%	18.34% to 15.65%
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2013	0.45% to 2.50%	860,829	12.73 to 14.64	15,127,161	0.00%	61.97% to 58.64%
2012	0.45% to 2.50%	633,796	7.86 to 9.23	6,909,061	0.00%	16.62% to 14.21%
2011	0.45% to 2.50%	1,088,961	6.74 to 8.08	10,208,263	0.00%	8.60% to 6.37%
2010	0.65% to 2.50%	865,504	6.16 to 7.60	7,533,276	0.56%	23.78% to 21.47%
2009	1.15% to 2.45%	1,297,103	7.24 to 6.68	9,238,924	0.00%	35.30% to 32.87%
Variable Trust - Electronics Fund (RELF)
2013	0.45% to 2.50%	234,202	9.43 to 7.81	2,140,213	0.25%	34.44% to 31.68%
2012	1.15% to 2.50%	298,819	7.01 to 5.93	2,056,409	0.00%	-0.16% to -1.48%
2011	1.15% to 2.50%	274,559	7.02 to 6.02	1,890,025	0.00%	-17.45% to -18.57%
2010	0.45% to 2.50%	687,060	8.39 to 7.39	5,727,179	0.00%	9.06% to 6.82%
2009	0.65% to 2.85%	2,106,765	7.66 to 5.17	16,009,254	0.00%	70.73% to 66.75%
Variable Trust - Energy Fund (RENF)
2013	0.45% to 2.50%	306,654	11.71 to 12.48	8,105,926	0.20%	22.91% to 20.38%
2012	0.45% to 2.50%	384,516	9.52 to 10.36	8,364,527	0.00%	1.94% to -0.16%
2011	0.45% to 2.50%	431,951	9.34 to 10.38	9,292,765	0.00%	-6.27% to -8.20%
2010	0.45% to 2.50%	604,777	9.97 to 11.31	14,110,519	0.42%	18.52% to 16.08%
2009	0.45% to 2.85%	918,673	8.41 to 16.82	18,118,995	0.00%	37.88% to 34.26%
Variable Trust - Energy Services Fund (RESF)
2013	0.45% to 2.50%	261,356	10.27 to 11.52	7,762,863	0.00%	23.33% to 20.79%
2012	0.45% to 2.45%	241,614	8.33 to 9.57	5,828,967	0.00%	-0.05% to -2.06%
2011	0.45% to 2.50%	331,307	8.33 to 9.74	8,167,424	0.00%	-9.70% to -11.56%
2010	0.45% to 2.50%	588,785	9.23 to 11.02	16,225,485	0.00%	25.48% to 22.90%
2009	0.45% to 2.85%	1,013,485	7.36 to 13.78	22,332,285	0.00%	61.69% to 57.29%
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2013	0.45% to 2.20%	598,527	7.08 to 13.12	7,083,250	0.19%	23.34% to 21.17%
2012	0.45% to 2.15%	724,600	5.74 to 10.88	6,751,752	1.30%	21.11% to 19.04%
2011	0.45% to 2.00%	226,240	4.74 to 7.75	1,847,382	0.00%	-15.52% to -16.83%
2010	0.45% to 2.15%	316,669	5.61 to 11.01	3,118,650	1.08%	-11.18% to -12.69%
2009	0.80% to 2.85%	822,161	6.26 to 9.48	9,108,319	2.89%	34.57% to 31.35%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Financial Services Fund (RFSF)
2013	0.45% to 2.50%	505,938	$8.22 to $ 7.07	$5,285,828	0.51%	26.98% to 24.37%
2012	0.45% to 2.50%	545,150	6.48 to 5.69	4,530,810	0.20%	22.13% to 19.61%
2011	1.15% to 2.50%	450,938	7.07 to 4.76	3,123,398	0.07%	-15.90% to -17.05%
2010	1.15% to 2.50%	608,405	8.41 to 5.73	5,017,774	0.59%	13.05% to 11.51%
2009	0.80% to 2.85%	2,028,811	5.45 to 5.96	14,546,205	2.08%	18.72% to 15.94%
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2013	0.45% to 2.55%	349,681	13.91 to 11.47	5,255,438	0.73%	-18.62% to -20.34%
2012	0.45% to 2.55%	587,510	17.09 to 14.39	10,996,570	0.78%	2.54% to 0.37%
2011	0.45% to 2.55%	1,104,597	16.67 to 14.34	20,076,897	2.05%	40.85% to 37.89%
2010	0.45% to 2.55%	657,160	11.83 to 10.40	8,797,254	2.54%	9.61% to 7.30%
2009	0.45% to 2.90%	1,282,305	10.79 to 9.43	15,740,365	2.19%	-31.85% to -33.53%
Variable Trust - Health Care Fund (RHCF)
2013	0.45% to 2.50%	702,990	17.24 to 15.41	13,485,978	0.20%	41.18% to 38.27%
2012	0.45% to 2.50%	528,331	12.21 to 11.14	7,252,714	0.00%	16.64% to 14.23%
2011	0.45% to 2.50%	520,632	10.47 to 9.76	6,223,554	0.00%	4.22% to 2.08%
2010	0.65% to 2.50%	491,192	9.98 to 9.56	5,689,049	0.22%	6.07% to 4.10%
2009	0.45% to 2.85%	1,509,956	9.45 to 11.01	16,388,238	0.00%	24.09% to 21.02%
Variable Trust - Internet Fund (RINF)
2013	0.45% to 2.50%	310,691	17.61 to 16.94	8,210,449	0.00%	50.55% to 47.45%
2012	0.45% to 2.50%	185,142	11.70 to 11.49	3,319,461	0.00%	18.79% to 16.34%
2011	0.85% to 2.50%	221,146	9.67 to 9.88	3,358,860	0.00%	-12.67% to -14.12%
2010	0.45% to 2.50%	611,617	11.23 to 11.50	10,693,886	0.00%	20.23% to 17.76%
2009	0.45% to 2.85%	1,463,762	9.34 to 14.34	21,063,351	0.00%	65.11% to 61.02%
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2013	1.15% to 2.30%	1,540,494	1.13 to 1.01	1,652,682	0.00%	-44.53% to -45.18%
2012	1.15% to 2.50%	1,663,040	2.03 to 2.25	3,259,130	0.00%	-23.35% to -24.40%
2011	1.15% to 2.50%	1,321,652	2.65 to 2.97	3,391,507	0.00%	-27.91% to -28.89%
2010	0.45% to 2.35%	2,035,747	6.17 to 3.39	7,402,878	0.00%	-30.60% to -31.93%
2009	0.65% to 2.45%	1,494,684	8.85 to 4.95	7,772,810	0.00%	-45.01% to -46.02%
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2013	0.45% to 2.50%	2,866,211	4.88 to 4.56	12,393,562	0.00%	14.74% to 12.38%
2012	0.45% to 2.50%	869,975	4.25 to 4.06	3,218,671	0.00%	-6.62% to -8.55%
2011	0.45% to 2.15%	734,014	4.55 to 3.86	2,853,886	0.00%	-30.75% to -31.93%
2010	1.15% to 2.45%	1,192,824	5.77 to 6.56	6,761,742	0.00%	-13.81% to -14.95%
2009	0.65% to 2.45%	1,665,991	7.54 to 6.12	10,920,647	0.00%	18.64% to 16.39%
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2013	0.45% to 2.15%	298,812	3.51 to 2.20	694,206	0.00%	-27.90% to -29.13%
2012	1.15% to 2.15%	163,777	3.39 to 3.11	532,489	0.00%	-19.30% to -20.12%
2011	1.15% to 2.45%	212,941	4.20 to 5.13	874,985	0.00%	-8.40% to -9.60%
2010	1.15% to 2.30%	283,512	4.59 to 4.24	1,272,342	0.00%	-26.15% to -27.01%
2009	1.15% to 2.10%	234,253	6.21 to 5.88	1,418,650	0.00%	-36.02% to -36.66%
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2013	0.45% to 2.15%	399,140	3.32 to 1.71	589,385	0.00%	-29.37% to -30.58%
2012	0.45% to 2.15%	1,229,953	4.70 to 2.47	2,556,769	0.00%	-19.01% to -20.40%
2011	1.00% to 2.45%	846,407	5.66 to 4.81	2,106,354	0.00%	-10.97% to -12.27%
2010	1.00% to 2.15%	1,332,478	6.36 to 3.52	3,766,653	0.00%	-22.06% to -22.96%
2009	1.15% to 2.15%	2,220,914	3.66 to 3.35	7,954,958	0.13%	-40.77% to -41.39%
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2013	0.45% to 2.30%	603,134	3.13 to 1.95	1,327,490	0.00%	-31.16% to -32.44%
2012	0.45% to 2.50%	353,496	4.55 to 3.86	1,111,165	0.00%	-18.52% to -20.21%
2011	0.45% to 2.50%	669,629	5.58 to 4.84	2,579,323	0.00%	-8.03% to -9.92%
2010	0.45% to 2.10%	831,180	6.07 to 4.05	3,652,201	0.00%	-27.95% to -29.15%
2009	1.15% to 2.15%	1,031,856	6.04 to 5.70	6,121,445	0.00%	-33.63% to -34.33%
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2013	0.45% to 2.40%	737,210	4.56 to 2.50	2,017,505	0.00%	-26.85% to -28.28%
2012	0.45% to 2.50%	1,072,355	6.24 to 5.10	4,048,971	0.00%	-17.35% to -19.06%
2011	0.45% to 2.50%	1,195,966	7.55 to 6.30	5,557,221	0.00%	-9.45% to -11.31%
2010	0.45% to 2.40%	1,905,883	8.33 to 4.84	9,868,136	0.00%	-17.33% to -18.95%
2009	1.15% to 2.45%	2,056,718	6.44 to 5.77	12,993,359	0.00%	-28.38% to -29.32%
Variable Trust - Japan 2x Strategy Fund (RLCJ)
2013	0.45% to 2.50%	175,090	11.30 to 9.98	2,492,057	0.00%	55.30% to 52.10%
2012	1.15% to 2.00%	246,456	8.86 to 8.04	2,124,721	0.00%	18.72% to 17.70%
2011	0.45% to 2.00%	124,422	6.08 to 6.83	909,194	0.00%	-29.26% to -30.37%
2010	0.45% to 2.00%	383,490	8.60 to 9.81	3,956,633	0.00%	15.20% to 13.49%
2009	0.80% to 2.50%	371,247	7.40 to 8.27	3,353,068	0.35%	22.69% to 20.42%

(Continued)

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Leisure Fund (RLF)
2013	0.45% to 2.50%	191,698	$15.61 to $ 14.86	$4,912,517	0.59%	41.77% to 38.85%
2012	0.45% to 2.50%	283,744	11.01 to 10.70	5,168,194	0.00%	20.77% to 18.28%
2011	0.45% to 2.50%	271,172	9.12 to 9.05	4,150,612	0.00%	1.99% to -0.10%
2010	0.45% to 2.50%	482,219	8.94 to 9.06	7,280,301	0.07%	29.76% to 27.09%
2009	0.80% to 2.85%	921,523	6.83 to 8.19	10,658,549	0.00%	35.63% to 32.54%
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2013	0.45% to 2.50%	181,969	15.31 to 14.27	4,876,218	0.00%	49.56% to 46.48%
2012	0.45% to 2.50%	321,813	10.24 to 9.74	6,437,591	0.00%	23.77% to 21.21%
2011	0.45% to 2.50%	265,722	8.27 to 8.03	4,354,258	0.00%	-8.01% to -9.90%
2010	0.45% to 2.50%	552,427	8.99 to 8.92	10,223,461	0.00%	36.93% to 34.12%
2009	1.15% to 2.50%	442,029	14.22 to 12.67	6,122,243	0.05%	50.64% to 48.14%
Variable Fund - Multi-Hedge Strategies (RVARS)
2013	0.45% to 2.55%	794,484	8.80 to 7.95	7,062,750	0.00%	1.20% to -0.94%
2012	0.45% to 2.55%	901,230	8.69 to 8.03	7,991,268	0.68%	1.76% to -0.39%
2011	0.45% to 2.55%	676,240	8.54 to 8.06	5,936,147	0.00%	2.92% to 0.75%
2010	0.45% to 2.55%	714,090	8.30 to 8.00	6,167,122	0.00%	5.70% to 3.48%
2009	0.80% to 2.90%	1,449,094	7.79 to 7.77	11,878,433	1.16%	-4.06% to -6.17%
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2013	0.45% to 2.45%	936,401	20.86 to 21.12	20,772,792	0.00%	79.40% to 75.81%
2012	0.45% to 2.50%	458,586	11.63 to 11.97	5,970,633	0.00%	33.52% to 30.77%
2011	0.45% to 2.45%	514,544	8.71 to 9.18	5,033,949	0.00%	-1.12% to -3.10%
2010	0.45% to 2.50%	952,362	8.81 to 9.45	9,411,024	0.00%	36.28% to 33.48%
2009	0.80% to 2.50%	1,317,022	6.41 to 6.67	9,671,360	0.00%	116.06% to 111.51%
Variable Trust - NASDAQ-100(R) Fund (ROF)
2013	0.45% to 2.55%	887,995	17.38 to 16.84	19,264,862	0.00%	34.01% to 31.19%
2012	0.45% to 2.55%	436,120	12.97 to 12.84	7,425,414	0.00%	16.24% to 13.79%
2011	0.45% to 2.55%	435,810	11.16 to 11.28	6,569,631	0.00%	1.71% to -0.43%
2010	0.45% to 2.55%	719,153	10.97 to 11.33	10,918,017	0.00%	17.95% to 15.47%
2009	0.45% to 2.90%	1,034,035	9.30 to 10.15	13,364,511	0.00%	51.32% to 47.46%
Variable Trust - Nova Fund (RNF)
2013	0.45% to 2.55%	1,902,052	12.69 to 12.53	28,504,432	0.09%	48.32% to 45.19%
2012	0.45% to 2.55%	841,905	8.55 to 8.63	9,379,489	0.00%	21.69% to 19.12%
2011	0.45% to 2.55%	1,040,432	7.03 to 7.24	9,596,287	0.05%	-1.61% to -3.68%
2010	0.45% to 2.55%	1,293,811	7.14 to 7.52	12,255,667	0.23%	19.43% to 16.91%
2009	0.80% to 2.90%	2,832,370	5.93 to 6.76	22,327,953	1.02%	34.42% to 31.16%
Variable Trust - Precious Metals Fund (RPMF)
2013	0.45% to 2.50%	851,731	5.62 to 5.38	9,524,330	0.93%	-46.34% to -47.45%
2012	0.45% to 2.50%	885,640	10.48 to 10.24	19,661,667	0.00%	-4.53% to -6.50%
2011	0.45% to 2.50%	1,056,256	10.97 to 10.96	24,363,086	0.06%	-24.50% to -26.05%
2010	0.45% to 2.50%	1,736,396	14.53 to 14.82	54,691,917	0.00%	37.46% to 34.63%
2009	0.45% to 2.85%	1,749,261	10.57 to 15.11	41,188,189	0.00%	48.57% to 44.84%
Variable Trust - Real Estate Fund (RREF)
2013	0.45% to 2.50%	391,260	10.52 to 9.19	7,335,555	2.09%	3.48% to 1.35%
2012	0.45% to 2.50%	680,026	10.17 to 9.06	12,388,116	1.15%	17.81% to 15.38%
2011	0.45% to 2.50%	526,180	8.63 to 7.86	8,271,602	2.30%	1.81% to -0.29%
2010	0.45% to 2.50%	891,868	8.48 to 7.88	14,023,773	1.52%	24.30% to 21.75%
2009	0.45% to 2.85%	1,585,824	6.82 to 10.64	20,047,664	3.00%	24.70% to 21.33%
Variable Trust - Retailing Fund (RRF)
2013	0.45% to 2.50%	192,774	17.51 to 15.44	4,609,507	0.02%	35.19% to 32.40%
2012	1.15% to 2.50%	162,131	18.29 to 11.66	2,891,298	0.00%	15.43% to 13.85%
2011	0.45% to 2.50%	449,160	11.14 to 10.24	6,881,946	0.00%	4.83% to 2.67%
2010	1.00% to 2.50%	429,272	10.43 to 9.98	6,365,320	0.00%	23.89% to 22.01%
2009	0.45% to 2.85%	942,391	8.53 to 9.24	11,098,945	0.00%	43.57% to 40.04%
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2013	0.45% to 2.50%	252,741	14.15 to 12.51	5,980,277	0.00%	57.85% to 54.60%
2012	0.45% to 2.50%	279,441	8.96 to 8.09	4,500,142	0.00%	21.55% to 19.04%
2011	0.45% to 2.50%	336,537	7.37 to 6.80	4,364,860	0.00%	-12.58% to -14.38%
2010	0.45% to 2.50%	533,873	8.44 to 7.94	8,237,200	0.00%	37.23% to 34.41%
2009	0.80% to 2.50%	403,619	6.09 to 10.40	4,574,267	0.00%	32.25% to 29.58%
Variable Trust - S&P 500 2x Strategy Fund (RTF)
2013	0.45% to 2.50%	1,014,924	11.64 to 11.86	15,631,139	0.00%	67.95% to 64.50%
2012	0.45% to 2.50%	582,339	6.93 to 7.21	5,226,163	0.00%	28.80% to 26.15%
2011	0.45% to 2.50%	1,396,743	5.38 to 5.72	10,087,308	0.00%	-4.38% to -6.35%
2010	1.15% to 2.50%	1,486,798	7.77 to 6.10	11,351,949	0.00%	24.03% to 22.34%
2009	0.45% to 2.45%	1,557,121	4.50 to 5.57	9,485,792	0.47%	45.72% to 41.98%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2013	0.45% to 2.50%	2,287,444	$17.32 to $ 15.51	$40,474,629	0.00%	40.68% to 37.79%
2012	0.45% to 2.50%	1,437,364	12.31 to 11.26	18,360,948	0.00%	12.80% to 10.47%
2011	0.45% to 2.50%	1,364,526	10.92 to 10.19	15,651,318	0.00%	-1.53% to -3.56%
2010	0.45% to 2.50%	1,651,539	11.09 to 10.57	19,524,177	0.00%	24.47% to 21.91%
2009	0.80% to 2.85%	1,732,122	8.83 to 8.81	16,455,478	0.00%	46.06% to 42.88%
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2013	0.45% to 2.50%	2,417,188	14.50 to 14.09	43,034,012	0.00%	44.61% to 41.63%
2012	0.45% to 2.50%	1,057,510	10.02 to 9.94	13,120,094	0.39%	21.68% to 19.17%
2011	0.45% to 2.50%	1,398,503	8.24 to 8.35	14,524,395	0.02%	-3.60% to -5.59%
2010	0.45% to 2.45%	1,501,383	8.55 to 10.32	16,526,954	0.62%	19.77% to 17.53%
2009	0.45% to 2.85%	1,825,662	7.14 to 8.58	16,830,155	3.47%	50.58% to 46.61%
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2013	0.45% to 2.50%	1,496,626	20.39 to 18.00	35,384,794	0.00%	33.45% to 30.70%
2012	0.45% to 2.50%	995,696	15.28 to 13.78	18,018,082	0.00%	15.53% to 13.15%
2011	0.45% to 2.50%	670,396	13.22 to 12.17	10,603,297	0.00%	-1.10% to -3.14%
2010	0.45% to 2.50%	1,676,122	13.37 to 12.57	27,190,047	0.00%	31.98% to 29.27%
2009	0.45% to 2.85%	2,315,874	10.13 to 11.50	28,587,758	0.00%	56.11% to 52.24%
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2013	0.45% to 2.50%	1,127,639	14.08 to 13.36	20,702,285	0.10%	35.19% to 32.41%
2012	0.45% to 2.30%	483,777	10.42 to 12.98	6,630,169	0.00%	16.46% to 14.29%
2011	0.45% to 2.30%	1,362,882	8.95 to 11.35	16,294,604	0.00%	-7.57% to -9.28%
2010	0.45% to 2.30%	371,676	9.68 to 12.52	4,896,712	0.48%	19.59% to 17.37%
2009	0.45% to 2.85%	1,560,171	8.09 to 10.31	17,283,949	1.61%	54.55% to 50.53%
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2013	0.45% to 2.50%	1,496,718	16.82 to 15.06	29,782,353	0.00%	40.67% to 37.78%
2012	0.45% to 2.45%	870,994	11.96 to 10.97	12,741,235	0.00%	10.11% to 7.89%
2011	0.45% to 2.45%	620,483	10.86 to 10.17	8,354,924	0.00%	3.05% to 0.98%
2010	0.45% to 2.45%	824,063	10.54 to 10.07	10,859,606	0.00%	24.84% to 22.33%
2009	0.45% to 2.65%	363,474	8.44 to 8.17	3,894,271	0.00%	33.37% to 30.42%
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2013	0.45% to 2.45%	812,402	14.61 to 12.80	14,186,349	0.48%	42.18% to 39.33%
2012	0.45% to 2.50%	498,760	10.27 to 9.15	6,290,002	0.00%	19.84% to 17.36%
2011	0.45% to 2.45%	541,995	8.57 to 7.82	5,824,859	0.00%	-9.85% to -11.66%
2010	0.45% to 2.45%	474,756	9.51 to 11.28	5,747,110	0.00%	24.54% to 22.19%
2009	0.45% to 2.65%	586,636	7.64 to 7.20	5,738,325	0.76%	61.54% to 57.97%
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2013	0.45% to 2.30%	150,484	6.58 to 5.01	808,868	0.00%	-3.41% to -5.20%
2012	1.00% to 2.30%	567,154	6.61 to 5.28	3,204,951	0.00%	-7.22% to -8.44%
2011	0.45% to 2.45%	465,951	7.30 to 5.65	2,839,577	0.00%	-4.69% to -6.60%
2010	1.00% to 2.45%	430,980	7.52 to 6.05	2,774,400	0.00%	-5.46% to -6.85%
2009	1.15% to 2.45%	517,155	6.95 to 6.56	3,533,630	0.00%	-16.81% to -17.91%
Variable Trust - Technology Fund (RTEC)
2013	0.45% to 2.50%	362,371	12.77 to 12.00	6,237,296	0.00%	34.78% to 32.01%
2012	0.45% to 2.50%	354,947	9.47 to 9.09	4,670,093	0.00%	11.48% to 9.18%
2011	0.45% to 2.50%	376,999	8.50 to 8.33	4,491,807	0.00%	-9.61% to -11.47%
2010	1.15% to 2.50%	790,795	13.70 to 9.41	10,514,690	0.00%	10.75% to 9.24%
2009	0.45% to 2.85%	1,623,629	8.43 to 10.28	19,356,144	0.00%	54.90% to 50.99%
Variable Trust - Telecommunications Fund (RTEL)
2013	0.90% to 1.90%	117,499	8.86 to 8.29	1,042,534	2.05%	15.92% to 15.23%
2012	0.45% to 2.10%	119,021	6.73 to 10.79	923,565	1.56%	4.39% to 2.65%
2011	1.15% to 2.10%	281,388	7.56 to 10.51	2,092,890	0.84%	-15.38% to -16.20%
2010	1.15% to 2.10%	509,641	8.94 to 12.54	4,480,482	2.10%	13.19% to 12.11%
2009	0.65% to 2.15%	312,907	6.60 to 7.24	2,412,605	5.17%	27.85% to 25.73%
Variable Trust - Transportation Fund (RTRF)
2013	0.45% to 2.50%	410,896	14.39 to 13.02	9,712,977	0.00%	49.96% to 46.88%
2012	0.45% to 2.50%	266,492	9.59 to 8.86	4,292,283	0.00%	17.05% to 14.64%
2011	0.45% to 2.50%	254,532	8.20 to 7.73	3,559,732	0.00%	-11.52% to -13.34%
2010	1.00% to 2.50%	443,935	9.09 to 8.92	7,080,384	0.00%	22.89% to 21.03%
2009	1.15% to 2.20%	496,725	13.42 to 12.29	6,501,690	0.62%	16.04% to 14.61%
Variable Trust - Utilities Fund (RUTL)
2013	0.45% to 2.50%	315,279	11.97 to 12.43	4,236,429	3.11%	13.12% to 10.79%
2012	0.45% to 2.50%	479,076	10.58 to 11.22	5,772,558	2.30%	0.66% to -1.42%
2011	0.45% to 2.50%	801,459	10.51 to 11.38	9,654,483	1.83%	15.77% to 13.39%
2010	0.45% to 2.50%	677,177	9.08 to 10.03	7,120,416	3.27%	6.40% to 4.21%
2009	0.45% to 2.45%	684,436	8.54 to 9.12	6,772,449	2.91%	13.28% to 10.88%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2013	0.45% to 2.10%	63,300	$8.97 to $ 9.40	$623,311	0.00%	-3.25% to -4.86%
2012	0.45% to 2.50%	77,859	9.27 to 9.80	803,071	0.00%	0.33% to -1.74%
2011	0.45% to 2.10%	79,878	9.24 to 10.01	822,499	0.00%	-4.12% to -5.70%
2010	1.15% to 2.35%	155,516	11.17 to 10.48	1,707,547	0.00%	-6.69% to -7.83%
2009	1.15% to 2.10%	243,832	11.97 to 11.50	2,887,079	0.03%	5.38% to 4.29%
SBL Fund - Series F (Floating Rate Strategies Series) (GVFRB)
2013	0.45% to 2.20%	443,521	10.22 to 10.10	4,502,917	0.00%	2.21% to 1.01%	****
Series M (Macro Opportunities Series) (GSBLMO)
2013	1.35% to 2.10%	2,358	10.06 to 10.05	23,718	0.00%	0.61% to 0.51%	****
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2013	0.45% to 2.50%	461,180	8.76 to 8.29	3,930,479	0.54%	10.04% to 7.77%
2012	0.45% to 2.50%	276,250	7.96 to 7.69	2,159,544	0.73%	2.92% to 0.79%
2011	0.45% to 2.50%	86,604	7.74 to 7.63	671,686	0.00%	-22.62% to -23.68%	****
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
2013	1.15% to 2.20%	168,013	10.00 to 9.72	1,665,592	0.00%	3.84% to 2.74%
2012	1.15% to 2.15%	287,520	9.63 to 9.47	2,760,934	0.00%	0.16% to -0.85%
2011	1.15% to 1.80%	208,859	9.62 to 9.81	2,008,439	0.00%	-3.82% to -4.23%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2013	0.45% to 2.50%	2,219,333	14.33 to 13.28	30,788,998	1.16%	24.57% to 22.01%
2012	0.45% to 2.45%	2,119,340	11.51 to 10.90	23,773,000	1.06%	18.64% to 16.25%
2011	0.45% to 2.50%	2,026,378	9.70 to 9.37	19,482,900	1.07%	-7.62% to -9.52%
2010	0.45% to 2.35%	1,623,923	10.50 to 10.37	17,158,592	0.12%	5.00% to 3.67%	****
Variable Trust: Alternative Strategies Allocation Fund (obsolete) (RVASA)
2011	1.15% to 2.35%	360,426	9.27 to 8.93	3,310,377	2.08%	-4.19% to -5.35%
2010	0.45% to 2.10%	380,558	9.81 to 9.48	3,658,591	0.32%	-1.06% to -2.70%
2009	1.15% to 2.10%	155,760	9.84 to 9.74	1,525,923	0.00%	-0.31% to -1.27%
Variable Fund - All-Asset Aggressive Strategy (obsolete) (RVAAS)
2012	0.45% to 2.30%	51,471	11.18 to 10.64	557,054	1.09%	12.13% to 10.04%
2011	0.45% to 2.50%	58,543	9.97	572,088	0.34%	-4.72%
2010	1.15% to 2.50%	445,037	10.42	4,622,028	1.52%	4.17%	****
Variable Fund - All-Asset Conservative Strategy (obsolete) (RVACS)
2012	0.45% to 2.25%	274,533	10.80 to 10.29	2,899,591	1.83%	7.22% to 5.28%
2011	0.45% to 2.25%	192,189	10.07 to 9.77	1,906,307	0.29%	-1.75% to -3.52%
2010	1.15% to 2.25%	292,601	10.20 to 10.13	2,979,398	2.95%	2.02% to 1.26%	****
Variable Fund - All-Asset Moderate Strategy (obsolete) (RVAMS)
2012	0.45% to 2.30%	381,412	10.81 to 10.28	4,020,875	1.52%	9.53% to 7.49%
2011	0.45% to 2.30%	431,152	9.87 to 9.57	4,190,316	0.35%	-3.24% to -5.04%
2010	1.15% to 2.30%	460,683	10.15 to 10.07	4,669,700	2.52%	1.52% to 0.74%	****
Variable Fund - DWA Flexible Allocation (obsolete) (RVDFA)
2012	0.45% to 2.50%	1,212,032	8.86 to 8.38	10,441,756	0.00%	1.65% to -0.45%
2011	0.45% to 2.50%	1,858,221	8.72 to 8.42	15,904,667	0.39%	-11.54% to -13.36%
2010	1.00% to 2.50%	2,129,161	9.82 to 9.72	20,832,375	0.00%	-1.82% to -2.81%	****
Variable Fund - DWA Sector Rotation (obsolete) (RVDSR)
2012	0.45% to 2.50%	1,578,196	9.19 to 8.69	14,127,817	0.00%	3.37% to 1.23%
2011	0.45% to 2.50%	2,618,123	8.89 to 8.59	22,892,659	0.14%	-7.73% to -9.63%
2010	0.45% to 2.50%	3,695,517	9.63 to 9.50	35,366,276	0.00%	-3.68% to -5.00%	****
Global Currents Variable International All Cap Opportunity Portfolio (obsolete) (SBIEP)
2011	1.30%	8,400	10.30	86,509	8.94%	-12.74%
2010	1.30%	8,402	11.80	99,160	1.81%	2.37%
2009	1.30%	6,609	11.53	76,194	1.09%	26.94%
Variable Trust - International Long Short Select Fund (obsolete) (RVIRO)
2010	0.45% to 2.55%	430,229	8.20 to 7.75	3,435,470	0.62%	-1.44% to -3.52%
2009	0.45% to 2.45%	1,166,081	8.32 to 8.03	9,544,345	0.72%	29.21% to 26.43%
Variable Trust: Multi-Cap Core Equity Fund (obsolete) (RVCEQ)
2009	0.80% to 2.90%	244,485	7.20 to 7.44	1,916,426	0.00%	25.96% to 23.10%
Western Asset Variabale Money Market Portfolio (obsolete) (SBMMP)
2009	1.30%	14,536	13.41	194,892	0.17%	-1.08%
2013	Reserves for annuity contracts in payout phase:			113,380
2013	Contract owners equity:			$1,358,664,885
2012	Reserves for annuity contracts in payout phase:			110,587
2012	Contract owners equity:			$1,146,493,847
2011	Reserves for annuity contracts in payout phase:			143,761
2011	Contract owners equity:			$1,059,222,360
2010	Reserves for annuity contracts in payout phase:			230,615
2010	Contract owners equity:			$1,112,505,376
2009	Reserves for annuity contracts in payout phase:			519,480
2009	Contract owners equity:			$1,061,727,245

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500
191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2013. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 28, 2014

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

(in millions)

	Year ended December 31,
	2013	2012	2011
		(As Adjusted)
Revenues
Policy charges	$1,849	$1,670	$1,506
Premiums	724	635	531
Net investment income	1,849	1,825	1,844
Net realized investment gains (losses), net of other-than-temporary impairment losses	678	319	(1,676)
Other revenues	17	7	3

Total revenues	$5,117	$4,456	$2,208

Benefits and expenses
Interest credited to policyholder account values	$1,067	$1,038	$1,033
Benefits and claims	1,354	1,227	1,062
Policyholder dividends	59	54	67
Amortization of deferred policy acquisition costs	374	575	65
Other expenses, net of deferrals	922	863	830

Total benefits and expenses	$3,776	$3,757	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$1,341	$699	$(849)
Federal income tax expense (benefit)	313	99	(427)

Net income (loss)	$1,028	$600	$(422)
Less: Loss attributable to noncontrolling interest, net of tax	(82)	(61)	(56)

Net income (loss) attributable to Nationwide Life Insurance Company	$1,110	$661	$(366)

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

(in millions)

	Year ended December 31,
	2013	2012	2011
		(As Adjusted)
Net income (loss)	$1,028	$600	$(422)

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	(663)	571	317
Other	(7)	(5)	12

Total other comprehensive (loss) income, net of tax	$(670)	$566	$329

Total comprehensive income (loss)	$358	$1,166	$(93)

Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(82)	(61)	(56)

Total comprehensive income (loss) attributable to Nationwide Life Insurance Company	$440	$1,227	$(37)

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2013	2012
Assets
Investments
Fixed maturity securities, available-for-sale	$32,249	$31,811
Mortgage loans, net of allowance	6,341	5,827
Policy loans	987	980
Short-term investments	411	1,034
Other investments	767	639

Total investments	$40,755	$40,291

Cash and cash equivalents	61	62
Accrued investment income	603	566
Deferred policy acquisition costs	3,778	3,249
Goodwill	200	200
Other assets	3,979	4,362
Separate account assets	84,069	71,440

Total assets	$133,445	$120,170

Liabilities and equity
Liabilities
Future policy benefits and claims	$36,765	$36,154
Short-term debt	278	300
Long-term debt	707	1,038
Other liabilities	4,122	4,507
Separate account liabilities	84,069	71,440

Total liabilities	$125,941	$113,439

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	4,520	3,410
Accumulated other comprehensive income	582	1,252

Total shareholder’s equity	$6,824	$6,384
Noncontrolling interest	680	347

Total equity	$7,504	$6,731

Total liabilities and equity	$133,445	$120,170

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2010	$4	$1,718	$3,155	$357	$5,234	$355	$5,589
Comprehensive (loss) income:
Net loss	—	—	(366)	—	(366)	(56)	(422)
Other comprehensive income	—	—	—	329	329	—	329

Total comprehensive (loss) income	—	—	(366)	329	(37)	(56)	(93)
Change in noncontrolling interest	—	—	—	—	—	46	46

Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	—	—	661	566	1,227	(61)	1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731
Comprehensive income (loss):
Net income (loss)	—	—	1,110	—	1,110	(82)	1,028
Other comprehensive loss	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	—	—	1,110	(670)	440	(82)	358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Year ended December 31,
	2013	2012	2011
		(As Adjusted)
Cash flows from operating activities:
Net income (loss)	$1,028	$600	$(422)
Adjustments to net income (loss):
Net realized investment (gains) losses, net of other-than-temporary impairment losses	(678)	(319)	1,676
Interest credited to policyholder account values	1,067	1,038	1,033
Capitalization of deferred policy acquisition costs	(604)	(470)	(604)
Amortization of deferred policy acquisition costs	374	575	65
Amortization and depreciation	77	80	48
Deferred tax expense (benefit)	346	243	(482)
Changes in:
Policy liabilities	(475)	(548)	(608)
Derivatives, net	(483)	(490)	(364)
Other, net	88	(84)	(265)

Net cash provided by operating activities	$740	$625	$77

Cash flows from investing activities:
Proceeds from maturities of available-for-sale securities	$3,689	$2,909	$2,705
Proceeds from sales of available-for-sale securities	1,091	796	1,585
Purchases of available-for-sale securities	(6,842)	(5,167)	(6,176)
Proceeds from repayments and sales of mortgage loans	1,091	1,048	1,124
Issuances and purchases of mortgage loans	(1,593)	(1,114)	(751)
Net decrease (increase) in short-term investments	654	98	(61)
Collateral (paid) received, net	(637)	(208)	359
Other, net	42	(12)	104

Net cash used in investing activities	$(2,505)	$(1,650)	$(1,111)

Cash flows from financing activities:
Net change in short-term debt	$(22)	$(477)	$477
Proceeds from issuance of long-term debt	2	13	13
Cash dividend paid to Nationwide Financial Services, Inc.	—	(40)	—
Repayments of long-term debt	(299)	—	—
Investment and universal life insurance product deposits	6,139	5,566	5,314
Investment and universal life insurance product withdrawals	(4,034)	(4,063)	(5,024)
Other, net	(22)	39	(34)

Net cash provided by financing activities	$1,764	$1,038	$746

Net (decrease) increase in cash and cash equivalents	$(1)	$13	$(288)
Cash and cash equivalents, beginning of period	62	49	337

Cash and cash equivalents, end of period	$61	$62	$49

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2013 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is a leading provider of long-term savings and retirement products in the United States (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

As of December 31, 2013 and 2012, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which the Company is overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions and also certain other investments, are reported using the equity method.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations including investment impairment losses, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Revenues and Benefits

Investment and universal life insurance products. Investment products are long duration contracts that do not subject the Company to significant risk arising from mortality (the relative incidence of death in a given time) or morbidity (the relative incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with both individuals and groups and certain annuities without life contingencies. Universal life insurance products include long duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies as the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The Company offers certain universal life insurance, variable universal life insurance and variable annuity products with secondary guarantees, guaranteed minimum death benefits (“GMDB”), and guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other. Refer to Note 4 for further discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) are living benefit guarantees which represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible), efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes) and discounting, including liquidity and non-performance risk (the risk that the liability will not be fulfilled and affects the value at which the liability is transferred). The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company’s equity indexed products (life and annuity) have the policyholders’ interest credits based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated from, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses discounted using weighted average interest rates of 5.3% with a provision for adverse deviation.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The Company regularly evaluates and adjusts the DAC balance when actual gross profits in a given reporting period vary from management’s initial estimates. Additionally, the assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. The Company refers to this process as “unlocking.” Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Changes in assumptions and the emergence of actual gross profits can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. Additionally, the amortization of DAC can be affected by the change in the valuation of the Company’s variable annuity guarantees. See Future Policy Benefits and Claims for further discussion of the valuation of the Company’s variable annuity guarantees. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2013 and 2012, 99% of fixed maturity securities were priced using external source data. Independent pricing services are most often utilized (86% as of December 31, 2013 and 2012) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix or an internally developed pricing model is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. The Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value at least annually. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies and obligations of states, political subdivisions and foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on debt securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit portion of an impairment loss recognized in earnings, the Company considers the timing and present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Loans with deteriorating credit fundamentals are identified through special surveillance procedures and are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintains agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships, equity securities, capital stock with the Federal Home Loan Bank of Cincinnati (“FHLB”) and trading securities.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or other investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE.

The majority of the VIEs consolidated by the Company are due to guarantees provided to limited partners related to the amount of tax credits that will be generated by the Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Loss attributable to noncontrolling interests is excluded from the net income attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are held at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument, as well as the hedged item to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, primarily market and income approaches.

The Company categorizes its fair value measurements into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•	Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

•	Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option

The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company elected the fair value option.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated federal tax return group in 2015.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. An impairment would be recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2013 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2013 (5% in 2012 and 2011) and 38% of the number of life insurance policies in force in 2013 (40% in 2012 and 42% in 2011). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Change in Accounting Principle

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-26, which amends FASB Accounting Standards Codification (“ASC”) 944, Financial Services – Insurance. The amended guidance modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance and investment contracts. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition of new or renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance.

The Company adjusted the presentation of its consolidated financial statements and accompanying notes for all periods presented, to reflect the retrospective adoption of this change in accounting principle.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following tables summarize the impact of the retrospective change in accounting principle on the consolidated statements of operations for the periods indicated:

	Year ended December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$76	$65	$11
Other expenses, net of deferrals[1]	$620	$760	$(140)
Federal income tax benefit	$(382)	$(427)	$45
Net loss attributable to Nationwide Life Insurance Company	$(282)	$(366)	$(84)

[1]	Excludes interest expense, which is included in other expenses, net of deferrals on the consolidated statements of operations.

Subsequent Events

The Company evaluated subsequent events through February 28, 2014, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2013, the Company adopted ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting. The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company also adopted ASU 2013-01, which clarifies the scope of these disclosures. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2013, the Company adopted ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amends FASB ASC 220, Comprehensive Income. The amended guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by significant component. For significant amounts reclassified into net income in their entirety in the same reporting period, the amended guidance also requires entities to present or disclose the effect of these reclassifications on line items of net income. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On July 17, 2013, the Company adopted ASU 2013-10, which permits the Overnight Index Swap Rate to be designed as a U.S. benchmark interest rate for hedge accounting purposes. This guidance is applied prospectively on new or redesigned hedging relationships and accordingly had no impact to the Company’s consolidated financial statements.

On January 1, 2012, the Company adopted ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The Company also adopted ASU 2013-03, which clarifies the applicability of these disclosures. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

On January 1, 2012, the Company adopted ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The Company elected two separate but consecutive statements of operations and comprehensive income and adopted ASU 2011-05 retrospectively.

Pending Accounting Standards

In February 2013, the FASB issued ASU 2013-04, which amends existing guidance in ASC 405, Liabilities. The ASU provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The guidance is effective retrospectively for the Company’s annual and interim periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In June 2013, the FASB issued ASU 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status and operations of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In July 2013, the FASB issued ASU 2013-11, which amends existing guidance in ASC 740, Income Taxes. The amended guidance provides clarification on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The Company will adopt the ASU for interim and annual periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In January 2014, the FASB issued ASU 2014-01, which amends existing guidance in ASC 323, Equity Method and Joint Ventures. The amended guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company issues variable annuity contracts through its separate accounts. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GMAB; (3) GLWB; (4) a hybrid guarantee with GMAB and GLWB; and (5) GMIB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2013				December 31, 2012
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$916	$19,927	$13	64	$836	$14,963	$24	64
Minimum return or anniversary contract value	2,031	33,520	237	69	2,048	29,787	561	68

Total contracts with GMDB	$2,947	$53,447	$250	67	$2,884	$44,750	$585	66

GMAB Return of net deposits[3]	$92	$2,383	$—	64	$165	$3,230	$12	64
GLWB Minimum return or anniversary contract value	$178	$28,071	$74	64	$128	$22,031	$613	65
GMIB Minimum return or anniversary contract value	$49	$510	$—	64	$49	$514	$1	65

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.
[3]	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
GMDB	$55	$65
GMAB1, [2]	$(19)	$57
GLWB[1]	$(1,075)	$600
GMIB	$2	$2

[1]	The fair value of the living benefit liability includes the present value of attributed fees.
[2]	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

Paid claims for GMDBs were $22 million and $30 million for the years ended December 31, 2013 and 2012, respectively.

Paid claims for GMABs, GLWBs and GMIBs were immaterial for the years ended December 31, 2013 and 2012.

The following table summarizes account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Mutual funds:
Bond	$5,685	$5,634
Domestic equity	43,505	35,277
International equity	3,179	2,614

Total mutual funds	$52,369	$43,525

Money market funds	1,078	1,225

Total[1]	$53,447	$44,750

[1]	Excludes $30.6 billion and $26.7 billion as of December 31, 2013 and 2012, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2013 and 2012.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $325 million and $216 million as of December 31, 2013 and 2012, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2013 and 2012.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2013	$1,270	$362	$16,960	55
December 31, 2012	$992	$328	$12,321	56

[1]	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011[1]
Balance at beginning of year	$3,249	$3,487	$3,125
Capitalization of DAC	604	470	604
Amortization of DAC, excluding unlocks	(373)	(525)	(200)
Amortization of DAC related to unlocks	(1)	(50)	135
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	299	(133)	(177)

Balance at end of year	$3,778	$3,249	$3,487

[1]	The balances reflect a change in accounting principle, as described in Note 2.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

During 2012, the Company incurred additional DAC amortization of $50 million as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

During 2011, the Company recognized a reduction in DAC amortization of $135 million as a result of the annual comprehensive review of model assumptions. The updated assumptions related to interest spread, mortality, maintenance expense and market performance assumptions. The 2011 reduction in DAC amortization reflects the impact of the retrospective change in accounting principle described in Note 2.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(6)	Investments

Available-for-Sale Securities

The following table summarizes amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2013
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$484	$79	$2	$561
Obligations of states, political subdivisions and foreign governments	1,892	111	40	1,963
Corporate public securities	18,004	1,076	295	18,785
Corporate private securities	4,374	258	38	4,594
Residential mortgage-backed securities	3,919	163	79	4,003
Commercial mortgage-backed securities	1,439	86	21	1,504
Other asset-backed securities	890	26	77	839

Total fixed maturity securities	$31,002	$1,799	$552	$32,249
Equity securities	6	18	—	24

Total available-for-sale securities	$31,008	$1,817	$552	$32,273

December 31, 2012
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$121	$—	$597
Obligations of states, political subdivisions and foreign governments	1,820	301	1	2,120
Corporate public securities	16,152	1,891	33	18,010
Corporate private securities	4,216	392	19	4,589
Residential mortgage-backed securities	4,506	267	106	4,667
Commercial mortgage-backed securities	1,219	133	15	1,337
Other asset-backed securities	533	45	87	491

Total fixed maturity securities	$28,922	$3,150	$261	$31,811
Equity securities	15	5	—	20

Total available-for-sale securities	$28,937	$3,155	$261	$31,831

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell, debt securities in an unrealized loss position.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2013. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,081	$1,097
Due after one year through five years	8,927	9,685
Due after five years through ten years	7,805	7,967
Due after ten years	6,941	7,154

Subtotal	$24,754	$25,903
Residential mortgage-backed securities	3,919	4,003
Commercial mortgage-backed securities	1,439	1,504
Other asset-backed securities	890	839

Total fixed maturity securities	$31,002	$32,249

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$1,265	$2,894
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	—	(4)

Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$1,265	$2,890
Adjustment to DAC and other	(176)	(482)
Adjustment to future policy benefits and claims	(89)	(295)
Adjustment to policyholder dividend obligation	(85)	(177)
Deferred federal income tax expense	(314)	(672)

Net unrealized gains on available-for-sale securities	$601	$1,264

[1]	Includes net unrealized losses of $(40) million and $(48) million as of December 31, 2013 and 2012, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

(in millions)	December 31, 2013	December 31, 2012
Balance at beginning of year	$1,264	$693
Unrealized gains and losses arising during the period:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(1,657)	990
Non-credit impairments and subsequent changes in fair value of impaired debt securities	8	178
Net adjustment to DAC and other	306	(135)
Net adjustment to future policy benefits and claims	206	(112)
Net adjustment to policyholder dividend obligation	92	(45)
Related federal income tax benefit (expense)	366	(308)

Change in unrealized (losses) gains on available-for-sale securities	$(679)	$568

Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($8 and $2 as of December 31, 2013 and 2012, respectively)	(16)	(3)

Change in net unrealized (losses) gains on available-for-sale securities	$(663)	$571

Balance at end of year	$601	$1,264

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes by asset class available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Fair value	Unrealized losses	Number of securities	Fair value	Unrealized losses	Number of securities	Fair value	Unrealized losses	Number of securities
December 31, 2013
Fixed maturity securities:
Corporate public securities	$4,889	$256	346	$442	$39	34	$5,331	$295	380
Residential mortgage-backed securities	725	16	70	604	63	148	1,329	79	218
Other asset-backed securities	507	6	32	144	71	40	651	77	72
Other	1,838	85	126	222	16	20	2,060	101	146

Total	$7,959	$363	574	$1,412	$189	242	$9,371	$552	816

December 31, 2012
Fixed maturity securities:
Corporate public securities	$710	$11	68	$150	$22	10	$860	$33	78
Residential mortgage-backed securities	89	2	12	1,029	104	190	1,118	106	202
Other asset-backed securities	27	1	5	163	86	46	190	87	51
Other	326	4	23	284	31	36	610	35	59

Total	$1,152	$18	108	$1,626	$243	282	$2,778	$261	390

The following table summarizes gross unrealized losses based on the ratio of fair value to amortized cost, for available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2013			December 31, 2012
(in millions)	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
99.9% - 80.0%	$363	$107	$470	$18	$85	$103
Less than 80.0%
Residential mortgage-backed securities	—	21	21	—	50	50
Other asset-backed securities	—	61	61	—	72	72
Other	—	—	—	—	36	36

Total	$363	$189	$552	$18	$243	$261

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain other asset-backed securities are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Amortized cost:
Loans with non-specific reserves	$6,350	$5,820
Loans with specific reserves	26	51

Total amortized cost	$6,376	$5,871
Valuation allowance:
Non-specific reserves	$29	$33
Specific reserves	6	11

Total valuation allowance	$35	$44

Mortgage loans, net of allowance	$6,341	$5,827

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Balance at beginning of year	$44	$60	$96
Current period provision[1]	(4)	2	25
Recoveries[2]	(5)	(15)	(7)
Charge offs and other	—	(3)	(54)

Balance at end of year	$35	$44	$60

[1]	Includes specific reserve provisions and all changes in non-specific reserves.
[2]	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes impaired commercial mortgage loans by class, for the years ended:

(in millions)	Office	Industrial	Retail	Other	Total
December 31, 2013
Amortized cost	$—	$26	$—	$—	$26
Specific reserves	—	(6)	—	—	(6)

Carrying value of impaired mortgage loans, net of allowance	$—	$20	$—	$—	$20

December 31, 2012
Amortized cost	$13	$26	$12	$—	$51
Specific reserves	(2)	(7)	(2)	—	(11)

Carrying value of impaired mortgage loans, net of allowance	$11	$19	$10	$—	$40

The following table summarizes average recorded investment and interest income recognized for impaired commercial mortgage loans by class, for the years ended:

(in millions)	Office	Industrial	Retail	Other	Total
December 31, 2013
Average recorded investment	$5	$20	$5	$—	$30
Interest income recognized	$1	$1	$1	$—	$3

December 31, 2012
Average recorded investment	$9	$20	$11	$34	$74
Interest income recognized	$1	$2	$1	$6	$10

As of December 31, 2013 and 2012, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00-1.10	Less than 1.00	Total
December 31, 2013:
Apartment	$1,788	$52	$30	$1,870	$1,857	$6	$7	$1,870
Industrial	951	52	86	1,089	893	122	74	1,089
Office	837	30	38	905	800	43	62	905
Retail	2,236	41	21	2,298	2,214	61	23	2,298
Other	213	—	1	214	214	—	—	214

Total	$6,025	$175	$176	$6,376	$5,978	$232	$166	$6,376

Weighted average DSC ratio	1.77	1.22	1.00	1.74	n/a	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	n/a	60%	61%	91%	61%

December 31, 2012:
Apartment	$1,119	$129	$62	$1,310	$1,303	$5	$2	$1,310
Industrial	922	76	162	1,160	951	121	88	1,160
Office	776	55	42	873	783	16	74	873
Retail	1,940	250	86	2,276	2,139	92	45	2,276
Other	189	57	6	252	252	—	—	252

Total	$4,946	$567	$358	$5,871	$5,428	$234	$209	$5,871

Weighted average DSC ratio	1.74	1.27	1.07	1.65	n/a	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	n/a	66%	76%	96%	68%

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million and $9 million were on deposit with various regulatory agencies as required by law as of December 31, 2013 and 2012, respectively. Additionally, available-for-sale securities with a carrying value of $849 million and $73 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2013 and 2012, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Tax Credit Funds

The Company has sold $1.2 billion and $0.9 billion in Tax Credit Funds to unrelated third parties as of December 31, 2013 and 2012, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2028. The Company held immaterial reserves on these transactions as of December 31, 2013 and 2012. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $796 million, but the company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. These consolidated VIEs are primarily made up of Low-Income-Housing Tax Credit Funds with guarantees to limited partners. Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $680 million and $347 million as of December 31, 2013 and 2012, respectively, which were composed primarily of other investments of $554 million, other assets of $182 million and other liabilities of $82 million as of December 31, 2013, and other investments of $348 million as of December 31, 2012. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

Unconsolidated VIEs

In addition to the consolidated VIEs, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $104 million and $222 million as of December 31, 2013 and 2012, respectively. In addition, the Company has made commitments for further investments in these VIEs of $29 million and $66 million as of December 31, 2013 and 2012, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Fixed maturity securities, available-for-sale	$1,565	$1,506	$1,502
Mortgage loans	348	366	370
Policy loans	52	53	56
Other	(57)	(45)	(34)

Gross investment income	$1,908	$1,880	$1,894

Investment expenses	59	55	50

Net investment income	$1,849	$1,825	$1,844

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Net Realized Investment Gains and Losses, Net of Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, net of other-than-temporary impairments, by source, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Net derivative gains (losses)	$705	$314	$(1,636)
Realized gains on sales	32	48	64
Realized losses on sales	(54)	(23)	(45)
Other	—	12	(19)

Net realized investment gains (losses) before other-than-temporary impairments on fixed maturity securities	$683	$351	$(1,636)
Other-than-temporary impairments on fixed maturity securities[1]	(5)	(32)	(40)

Net realized investment gains (losses), net of other-than-temporary impairments	$678	$319	$(1,676)

[1]	Other-than-temporary impairments on fixed maturity securities are net $6 million, $36 million and $95 million of non-credit losses included in other comprehensive income for the years ended December 31, 2013, 2012 and 2011, respectively.

Proceeds from the sale of available-for-sale securities were $1.1 billion, $0.8 billion and $1.6 billion during the years ended December 31, 2013, 2012 and 2011, respectively. Gross gains of $31 million, $47 million and $50 million and gross losses of $50 million, $20 million and $39 million were realized on sales of available-for-sale securities during the years ended December 31, 2013, 2012 and 2011, respectively.

The following table summarizes the cumulative credit losses, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Cumulative credit losses at beginning of year[1]	$(289)	$(328)	$(340)
New credit losses	(3)	(18)	(8)
Incremental credit losses	(3)	(10)	(29)
Losses related to securities included in the beginning balance sold or paid down during the period	23	67	49

Cumulative credit losses at end of year[1]	$(272)	$(289)	$(328)

[1]	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide an offset against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risks. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Foreign currency risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps and futures, which are primarily included in other derivative contracts in the following tables.

Credit risk associated with derivative transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2013 and 2012, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2013
Derivatives designated and qualifying as hedging instruments	$1	$6	$26	$345
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,787	$26,156	$2,100	$29,715
Equity contracts	343	6,556	—	—
Total return swaps	6	1,101	52	1,183
Other derivative contracts	—	—	5	2

Total derivative positions[1]	$2,137	$33,819	$2,183	$31,245

December 31, 2012
Derivatives designated and qualifying as hedging instruments	$4	$79	$21	$192
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,960	$21,216	$2,065	$23,746
Equity contracts	822	7,445	—	—
Total return swaps	4	1,513	32	1,551
Other derivative contracts	—	10	5	17

Total derivative positions[1]	$2,790	$30,263	$2,123	$25,506

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets. As of December 31, 2013 and 2012, derivative assets exclude $196 million and $170 million, respectively, of accrued interest receivable, and derivative liabilities exclude $227 million and $179 million, respectively, of accrued interest payable.

The fair value of the Company’s derivative positions, subject to offsetting by master netting agreements of $1.7 billion and $2.0 billion as of December 31, 2013 and 2012, respectively, and by collateral received from or posted with counterparties, resulted in immaterial net uncollateralized derivative asset and liability positions as of December 31, 2013 and 2012. As of December 31, 2013 and 2012, the Company held cash collateral from derivative counterparties of $382 million and $798 million, respectively. The Company held $29 million of securities as off-balance sheet collateral as of December 31, 2013. No securities were held as off-balance sheet collateral as of December 31, 2012. As of December 31, 2013 and 2012, the Company had posted cash collateral of $435 million and $228 million, respectively, and pledged securities with a fair value of $173 million and $148 million, respectively, with derivative counterparties.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Derivatives designated and qualifying as hedging instruments	$(1)	$(1)	$(4)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(209)	$(125)	$(44)
Equity contracts	(776)	(665)	(45)
Total return swaps	(321)	(343)	(17)
Other derivative contracts	(9)	(1)	(6)
Net interest settlements	14	53	34

Total derivative losses[1]	$(1,302)	$(1,082)	$(82)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	1,751	1,185	(1,674)
Other revenue on guaranteed benefit annuity programs	256	211	120

Change in embedded derivative liabilities and related fees	$2,007	$1,396	$(1,554)

Net realized derivative gains (losses)	$705	$314	$(1,636)

[1]	Included in total derivative losses are economic hedging losses of $1.8 billion, $827 million and gains of $1.0 billion related to the guaranteed benefit annuity programs for the years ended December 31, 2013, 2012 and 2011, respectively.
[2]	As part of the Company’s annual comprehensive review of DAC model assumptions, all relevant assumptions impacting the fair value of embedded derivatives on annuity programs are also reviewed and updated. For the individual variable annuity business, the change in the embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2013 includes model enhancements and updated assumptions for discounting, benefit utilization, mortality and lapse rates. The change in embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2012 included updated assumptions for lapse rates, mortality, withdrawal behavior and benefit utilization.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2013:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$557	$1	$3	$561
Obligations of states, political subdivisions and foreign governments	63	1,900	—	1,963
Corporate public securities	1	18,705	79	18,785
Corporate private securities	—	3,791	803	4,594
Residential mortgage-backed securities	791	3,203	9	4,003
Commercial mortgage-backed securities	—	1,504	—	1,504
Other asset-backed securities	—	645	194	839

Total fixed maturity securities, available-for-sale, at fair value	$1,412	$29,749	$1,088	$32,249
Other investments at fair value	64	357	45	466

Investments at fair value	$1,476	$30,106	$1,133	$32,715

Derivative assets	—	1,794	343	2,137
Separate account assets	80,647	1,339	2,083	84,069

Assets at fair value	$82,123	$33,239	$3,559	$118,921

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$1,094	$1,094
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$1,010	$1,010
Derivative liabilities	—	(2,178)	(5)	(2,183)

Liabilities at fair value	$—	$(2,178)	$1,005	$(1,173)

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

	Balance as of December 31, 2012		Net gains (losses)							Balance as of December 31, 2013
(in millions)			In operations[1]	In other comprehensive income		Purchases	Sales	Transfers into Level 3	Transfers out of Level 3
Assets
Investments:
Fixed maturity securities, available-for-sale:
Corporate private securities	$772		$(1)$	(2	)$	91	$(117)$	127	$(67)$	803
Other asset-backed securities	291		—	10		6	(62)	15	(66)	194
Other	134		—	(7)		18	(53)	—	(1)	91

Total fixed maturity securities, available-for-sale, at fair value[2]	$1,197		(1)	1		115	(232)	142	(134)	1,088
Other investments at fair value	62		(6)	6		5	(22)	—	—	45
Derivative assets[3]	822		(447)	—		129	(161)	—	—	343
Separate account assets	2,025		58	—		—	—	—	—	2,083

Assets at fair value	$4,106		$(396)$	7		$249	$(415)$	142	$(134)$	3,559

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$(657	)$	1,751	$—		$—	$—	$—	$—	$1,094
Embedded derivatives on indexed products	(91)		7	—		—	—	—	—	(84)

Total future policy benefits and claims	$(748	)$	1,758	$—		$—	$—	$—	$—	$1,010
Derivative liabilities[3]	(5)		—	—		—	—	—	—	(5)

Liabilities at fair value	$(753	)$	1,758	$—		$—	$—	$—	$—	$1,005

[1]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(6) million for other investments at fair value, $(297) million for derivative assets and $1.8 billion for future policy benefits and claims.
[2]	Non-binding broker quotes were utilized to determine a fair value of $924 million of total fixed maturity securities as of December 31, 2013.
[3]	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2013 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2013.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees and equity indexed products incorporates many inputs. Significant unobservable inputs for living benefit guarantees include discounting, index volatility, mortality, lapse rates, wait period and benefit utilization, while significant unobservable inputs for equity indexed products include mortality, lapse rates and index volatility. For both products, the Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money (living benefit guarantees only) and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated using the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a deterministic approach.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2013:

Unobservable Inputs	Range
Mortality	0.1%-8%[2]
Lapse	0%-35%
Wait period	0 yrs – 30 yrs[3]
Efficiency of benefit utilization[1]	65%-100%
Discount rate	See footnote 4
Index volatility	15%-25%

[1]	The unobservable input is not applicable to GMABs.
[2]	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
[3]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
[4]	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Equity Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life equity indexed products classified as Level 3 as of December 31, 2013:

Unobservable Inputs	Range
Mortality	0%-4%[1]
Lapse	0%-10%
Index volatility	15%-25%

[1]	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the equity indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until a seven year guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion and $1.6 billion as of December 31, 2013 and 2012, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2012:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$592	$2	$3	$597
Obligations of states, political subdivisions and foreign governments	73	2,047	—	2,120
Corporate public securities	1	17,890	119	18,010
Corporate private securities	—	3,817	772	4,589
Residential mortgage-backed securities	484	4,173	10	4,667
Commercial mortgage-backed securities	—	1,335	2	1,337
Other asset-backed securities	—	200	291	491

Total fixed maturity securities, available-for-sale, at fair value	$1,150	$29,464	$1,197	$31,811
Other investments at fair value	45	1,001	62	1,108

Investments at fair value	$1,195	$30,465	$1,259	$32,919

Derivative assets	—	1,968	822	2,790
Separate account assets	68,185	1,230	2,025	71,440

Assets at fair value	$69,380	$33,663	$4,106	$107,149

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$(657)	$(657)
Embedded derivatives on indexed products	—	—	(91)	(91)

Total future policy benefits and claims	$—	$—	$(748)	$(748)
Derivative liabilities	—	(2,118)	(5)	(2,123)

Liabilities at fair value	$—	$(2,118)	$(753)	$(2,871)

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012:

	Balance as of December 31, 2011		Net gains (losses)							Balance as of December 31, 2012
(in millions)			In operations[1]	In other comprehensive income	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3
Assets
Investments:
Fixed maturity securities, available-for-sale:
Corporate private securities	$1,209		$2	$13	$69	$(187)$	40	$(374	)$	772
Other asset-backed securities	251		2	53	36	(61)	10	—		291
Other	131		—	11	2	(8)	1	(3)		134

Total fixed maturity securities, available-for-sale, at fair value[2]	$1,591		4	77	107	(256)	51	(377)		1,197
Other investments at fair value	43		16	3	—	—	—	—		62
Derivative assets[3]	1,004		(353)	—	350	(179)	—	—		822
Separate account assets	1,952		73	—	—	—	—	—		2,025

Assets at fair value	$4,590		$(260)$	80	$457	$(435)$	51	$(377	)$	4,106

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$(1,842	)$	1,185	$—	$—	$—	$—	$—		$(657)
Embedded derivatives on indexed products	(63)		(28)	—	—	—	—	—		(91)

Total future policy benefits and claims	$(1,905	)$	1,157	$—	$—	$—	$—	$—		$(748)
Derivative liabilities[3]	(6)		1	—	—	—	—	—		(5)

Liabilities at fair value	$(1,911	)$	1,158	$—	$—	$—	$—	$—		$(753)

[1]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held as of the end of the year was $16 million for other investments at fair value, $(257) million for derivative assets, $1.2 billion for future policy benefits and claims and $(1) million for derivative liabilities.
[2]	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2012.
[3]	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

During the year ended December 31, 2012, transfers from Level 1 to Level 2 within the debt securities issued by foreign governments were $42 million. There were no transfers from Level 2 to Level 1 during the year ended December 31, 2012.

Transfers into and out of Level 3 during the year ended December 31, 2012 represented changes in the sources used to price certain securities and changes in the Company’s assumptions related to the observability of certain inputs.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2013				December 31, 2012
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$6,341	$6,481	$—	$6,481	$5,827	$5,988	$—	$5,988
Policy loans	$987	$987	$—	$987	$980	$980	$—	$980

Liabilities
Investment contracts	$21,874	$20,436	$—	$20,436	$20,123	$19,561	$—	$19,561
Short-term debt	$278	$278	$—	$278	$300	$300	$—	$300
Long-term debt	$707	$1,004	$997	$7	$1,038	$1,323	$1,282	$41

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair value for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2011[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2012[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2013[1]	$25	$175	$200

[1]	The goodwill balances have not been previously impaired.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Liabilities:
Future policyholder benefits	$1,703	$1,732
Policyholder funds and accumulated dividends	141	142
Policyholder dividends payable	23	24
Policyholder dividend obligation	113	198
Other policy obligations and liabilities	29	32

Total liabilities	$2,009	$2,128

Assets:
Fixed maturity securities, available-for-sale	$1,320	$1,511
Mortgage loans, net of allowance	257	183
Policy loans	157	164
Other assets	93	77

Total assets	$1,827	$1,935

Excess of reported liabilities over assets	182	193

Portion of above representing other comprehensive income:
(Decrease) increase in unrealized gain on fixed maturity securities, available-for-sale	$(92)	$45
Adjustment to policyholder dividend obligation	92	(45)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$182	$193

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,320	$1,511
Amortized cost	1,235	1,334
Shadow policyholder dividend obligation	(85)	(177)

Net unrealized appreciation	$—	$—

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes closed block operations for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Revenues:
Premiums	$66	$73	$77
Net investment income	94	98	102
Realized investment gains (losses)	—	1	(3)
Realized losses credited to policyholder benefit obligation	(4)	(5)	(1)

Total revenues	$156	$167	$175

Benefits and expenses:
Policy and contract benefits	$123	$134	$145
Change in future policyholder benefits and interest credited to policyholder accounts	(29)	(27)	(35)
Policyholder dividends	44	50	55
Change in policyholder dividend obligation	3	(8)	(8)
Other expenses	(2)	1	1

Total benefits and expenses	$139	$150	$158

Total revenues, net of benefits and expenses, before federal income tax expense	$17	$17	$17
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$11	$11	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$193	$204	$215
Change during period	(11)	(11)	(11)

End of period	$182	$193	$204

Cumulative closed block earnings from inception through December 31, 2013, 2012 and 2011 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $28 million, $21 million and $23 million as of December 31, 2013, 2012 and 2011, respectively.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year and all other debt instruments as long-term.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
$600 million commercial paper program (0.24% and 0.29%, respectively)	$278	$300

Total short-term debt	$278	$300

In March 2012, NLIC entered into an agreement with the FHLB that allows the Company access to borrow up to $250 million and expires on March 28, 2014. The Company had $4.3 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2013. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving variable rate credit facility upon expiration of its existing facility of the same amount. The new facility matures on May 6, 2015 and is subject to various covenants, as defined in the agreement. NLIC had no amounts outstanding under the facility as of December 31, 2013 and 2012.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2013 and 2012.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2013 and 2012.

The amount of interest paid on short-term debt was immaterial in 2013, 2012 and 2011.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, repaid June 2013	—	297
Other	7	41

Total long-term debt	$707	$1,038

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

On December 31, 2010, Olentangy Reinsurance, LLC (Olentangy), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. In June 2013, the Company paid the outstanding balance of the surplus note. The Company made interest payments on this surplus note totaling $5 million and $10 million for the years ending December 31, 2013 and 2012, respectively. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2013, 2012 and 2011. Payments of interest and principal under the notes require the prior approval of the ODI.

(13)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) before loss attributable to noncontrolling interests, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011[1]
Current tax (benefit) expense	$(33)	$(144)	$55
Deferred tax expense (benefit)	346	243	(482)

Total tax expense (benefit)	$313	$99	$(427)

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) before loss attributable to noncontrolling interests, for the years ended:

	December 31, 2013		December 31, 2012		December 31, 2011[1]
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$469	35%	$245	35%	$(297)	35%
Dividends received deduction	(112)	(8)%	(75)	(11)%	(99)	12%
Tax credits	(82)	(6)%	(85)	(12)%	(30)	3%
Other, net	38	2%	14	2%	(1)	—%

Total	$313	23%	$99	14%	$(427)	50%

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The Company’s current federal income tax (liability) receivable was $(13) million and $61 million as of December 31, 2013 and 2012, respectively.

Total federal income taxes (refunded) paid were $(107) million, $(95) million and $121 million for the years ended December 31, 2013, 2012 and 2011, respectively.

During 2013 and 2011, the Company recorded a tax benefit of $13 million and $10 million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return. No material changes in estimated income tax expense were recorded in 2012.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

As of December 31, 2013, the Company has gross federal net operating loss carryforwards of $797 million, which expire between 2027 and 2028. In addition, the Company has $222 million in low-income-housing credit carryforwards, which expire between 2024 and 2033, $90 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward and $40 million in foreign tax credit carryforwards which expire between 2019 and 2023. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Deferred tax assets:
Future policy benefits and claims	$1,244	$1,295
Derivatives, including embedded derivatives	—	94
Tax credit carryforwards	352	288
Other	845	478

Gross deferred tax assets	$2,441	$2,155

Valuation allowance	(17)	(18)

Net deferred tax assets	2,424	2,137

Deferred tax liabilities:
Deferred policy acquisition costs	$(1,048)	$(874)
Available-for-sale securities	(821)	(1,338)
Derivatives, including embedded derivatives	(600)	—
Other	(255)	(239)

Gross deferred tax liabilities	$(2,724)	$(2,451)

Net deferred tax liability	$(300)	$(314)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. The valuation allowance was $17 million and $18 million as of December 31, 2013 and 2012, respectively. The change in the valuation allowance for the years ended December 31, 2013 and 2011 was $1 million and $6 million, respectively, while there was no change in the valuation allowance for the year ended December 31, 2012. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2013	2012	2011
Balance at beginning of period	$36	$76	$119
Additions for current year tax positions	2	(2)	9
Additions for prior years tax positions	—	25	—
Reductions for prior years tax positions	(2)	(63)	(52)

Balance at end of period	$36	$36	$76

The Company does not anticipate any significant changes to unrecognized tax benefits during the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. In 2013, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance. Olentangy was granted a permitted practice from the State of Vermont that changed NLAIC’s valuation of this subsidiary by $66 million as of December 31, 2013, which also allowed NLIC to admit additional deferred tax assets of $10 million as of December 31, 2013. Statutory accounting practices focus on insurer solvency and materially differ from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiary for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Statutory net income (loss)
NLIC	$262	$764	$18
NLAIC	$(103)	$(54)	$(61)

Statutory capital and surplus
NLIC	$3,550	$3,837	$3,591
NLAIC	$534	$311	$302

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2013 and 2011, NLIC did not pay any dividends to NFS. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. As of January 1, 2014, NLIC has the ability to pay dividends to NFS totaling $355 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2013, 2012 and 2011, the Company made payments to NMIC and NSC totaling $277 million, $283 million and $241 million, respectively.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion and $3.2 billion as of December 31, 2013 and 2012, respectively. Total revenues from these contracts were $137 million, $140 million and $148 million for the years ended December 31, 2013, 2012 and 2011, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109 million, $113 million and $122 million for the years ended December 31, 2013, 2012 and 2011, respectively. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2013, 2012 and 2011, the Company made payments to NMIC of $16 million, $15 million and $14 million, respectively. In addition, an affiliate of NMIC has a cost sharing arrangement with the Company to occupy office space.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2013, 2012 and 2011 were $179 million, $161 million and $203 million, respectively, while benefits, claims and expenses ceded during these years were $178 million, $167 million and $212 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2013 and 2012, customer allocations to NFG funds totaled $53.2 billion and $45.0 billion, respectively. For the years ended December 31, 2013, 2012 and 2011, NFG paid the Company $163 million, $144 million and $129 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $228 million and $854 million as of December 31, 2013 and 2012, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $54 million for the years ended December 31, 2013 and 2012 and $64 million for the year ended December 31, 2011.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2013 and 2012, the Company had notes receivable outstanding of $146 million and $126 million, respectively.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs’ motion for class certification. The case is set for trial beginning August 11, 2014. NLIC continues to defend this lawsuit vigorously.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (“ASEA”) Plan, excluding members of the Deferred Compensation Committee, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. The case is fully briefed. NRS continues to defend this case vigorously.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald C. Clark v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables. The complaint further alleges that NMIC and NLIC are not conducting such a review. The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews. The lower court granted Nationwide’s motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiffs filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide filed its memorandum in opposition to plaintiffs’ petition for jurisdiction to the Ohio Supreme Court on February 27, 2013. The Ohio Supreme Court denied plaintiffs’ petition for review of the decision of the Court of Appeals on April 24, 2013. Plaintiffs’ time to file a petition for writ of certiorari to the U.S. Supreme Court has expired, concluding this matter.

In 2012, the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC after the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy in 2008. This triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and has served NMIC and NLIC with a “SPV Derivatives ADR Notice,” formally starting the Alternative Dispute Resolution process. NMIC and NLIC have responded, and are currently taking part in the ADR process. Mediation was scheduled for and proceeded on December 13, 2013, but the parties reached an impasse. On January 10, 2014, Lehman filed another motion to extend the stay for a final four month period. After a hearing, the court extended the stay to the later of (a) May 20, 2014 or (b) 30 days after the court enters a scheduling order governing the Distributed Action. The parties are negotiating the proposed scheduling order for the conduct of the Distributed Action litigation, which will be finalized by March 24, 2014.

53

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Premiums
Direct	$1,015	$890	$832
Assumed from other companies	—	—	—
Ceded to other companies	(291)	(255)	(301)

Net	$724	$635	$531

Life, accident and health insurance in force
Direct	$228,095	$216,002	$209,732
Assumed from other companies	6	5	5
Ceded to other companies	(58,310)	(59,895)	(60,499)

Net	$169,791	$156,112	$149,238

Total amounts recoverable under reinsurance contracts totaled $675 million, $684 million and $704 million as of December 31, 2013, 2012 and 2011, respectively.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

54

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) the adjustment to amortization of DAC and other related to net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Due to a change in the manner in which we view our reportable segments, certain prior period amounts have been restated.

Individual Products and Solutions-Annuity

The Individual Products & Solutions-Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions-Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans businesses. The private sector primarily includes Internal Revenue Code (“IRC”) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business. The Retirement Plan segment also includes managed account services and stable value wrap products.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions-Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products; traditional life insurance products; fixed universal life insurance products; and indexed universal life products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions-Annuity segment and other revenues and expenses not allocated to other segments.

55

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	791	791
Other revenues[2]	(109)	—	—	13	(96)

Total revenues	$1,874	$844	$1,553	$846	$5,117

Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	688	—	636	30	1,354
Policyholder dividends	—	—	61	(2)	59
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	303	151	284	184	922

Total benefits and expenses	$1,553	$622	$1,319	$282	$3,776

Income before federal income taxes and noncontrolling interests	$321	$222	$234	$564	$1,341

Less: non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	(791)
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$321	$222	$234	$(75)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

56

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	274	27	635
Net investment income	551	736	534	4	1,825
Non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	428	428
Other revenues[2]	(124)	—	—	22	(102)

Total revenues	$1,660	$830	$1,485	$481	$4,456

Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	595	—	589	43	1,227
Policyholder dividends	—	—	57	(3)	54
Amortization of DAC	185	14	150	226	575
Other expenses, net of deferrals	285	163	250	165	863

Total benefits and expenses	$1,440	$634	$1,245	$438	$3,757

Income before federal income taxes and noncontrolling interests	$220	$196	$240	$43	$699

Less: non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	(428)
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$220	$196	$240	$(81)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

57

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2011[3]
Revenues:
Policy charges	$781	$96	$629	$—	$1,506
Premiums	234	—	272	25	531
Net investment income	527	715	531	71	1,844
Non-operating net realized investment losses, net of other-than-temporary impairment losses[1]	—	—	—	(1,613)	(1,613)
Other revenues[2]	(59)	—	—	(1)	(60)

Total revenues	$1,483	$811	$1,432	$(1,518)	$2,208

Benefits and expenses:
Interest credited to policyholder accounts	$374	$441	$198	$20	$1,033
Benefits and claims	476	—	577	9	1,062
Policyholder dividends	—	—	67	—	67
Amortization of DAC	80	11	75	(101)	65
Other expenses, net of deferrals	269	166	235	160	830

Total benefits and expenses	$1,199	$618	$1,152	$88	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$284	$193	$280	$(1,606)	$(849)

Less: non-operating net realized investment losses, net of other-than-temporary impairment losses[1]	—	—	—	1,613
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(115)
Less: net loss attributable to noncontrolling interest	—	—	—	56

Pre-tax operating earnings (loss)	$284	$193	$280	$(52)

Assets as of year end	$57,741	$25,114	$22,503	$6,628	$111,986

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

58

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2013 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$484	$561	$561
Obligations of states, political subdivisions and foreign governments	1,892	1,963	1,963
Public utilities	2,616	2,759	2,759
All other corporate, mortgage-backed and asset-backed securities	26,010	26,966	26,966

Total fixed maturity securities, available-for-sale	$31,002	$32,249	$32,249

Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$6	$14	$14
Nonredeemable preferred stocks	—	10	10

Total equity securities, available-for-sale	$6	$24	$24

Trading assets	30	31	31
Mortgage loans, net of allowance	6,376		6,341	[1]
Policy loans	987		987
Other investments	712		712
Short-term investments	411		411

Total investments	$39,524		$40,755

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

59

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2013, 2012 and 2011 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[3]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

2011
IPS - Annuity	$2,232	$12,550			$234
Retirement Plans	172	12,638			—
IPS - Life and NBSG	1,421	9,338			297
Corporate and Other	(338)	726			—

Total	$3,487	$35,252			$531

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs[3]	Other operating expenses[2,3]	Premiums written
2013
IPS - Annuity	$546	$1,065	$185	$303
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	910	125	284
Corporate and Other	16	32	66	184

Total	$1,849	$2,480	$374	$922

2012
IPS - Annuity	$551	$970	$185	$285
Retirement Plans	736	457	14	163
IPS - Life and NBSG	536	868	150	255
Corporate and Other	2	24	226	160

Total	$1,825	$2,319	$575	$863

2011
IPS - Annuity	$527	$850	$80	$269
Retirement Plans	715	441	11	166
IPS - Life and NBSG	533	863	75	238
Corporate and Other	69	8	(101)	157

Total	$1,844	$2,162	$65	$830

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
[3]	The 2011 balances reflect a change in accounting principle, as described in Note 2.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

60

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV Reinsurance

As of December 31, 2013, 2012 and 2011 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2013

Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791	—

Premiums:
Life insurance[1]	$783	$(59)	$—	$724	—
Accident and health insurance	232	(232)	—	—	—

Total	$1,015	$(291)	$—	$724	—

2012

Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—

Premiums:
Life insurance[1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

2011

Life, accident and health insurance in force	$209,732	$(60,499)	$5	$149,238	—

Premiums:
Life insurance[1]	$596	$(65)	$—	$531	—
Accident and health insurance	236	(236)	—	—	—

Total	$832	$(301)	$—	$531	—

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

61

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2013, 2012 and 2011 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$5	$35

2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44

2011
Valuation allowances - mortgage loans	$96	$25	$—	$61	$60

[1]	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

62

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-4:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2013.
Statement of Operations for the year ended December 31, 2013.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2013 and 2012.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011.
Consolidated Balance Sheets as of December 31, 2013 and 2012.
Consolidated Statements of Changes in Equity as of December 31, 2013, 2012 and 2011.
Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant –Filed previously on April 18, 2008 with Post-Effective Amendment No. 20 to the Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously on April 30, 2007 with Post-Effective Amendment No. 16 to the Registration Statement (1933 Act File No. 333-103093) and hereby incorporated by reference.
(4)	The form of the variable annuity contract – Filed previously on June 8, 2001 with initial Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.
(5)	Variable Annuity Application – Filed previously on June 8, 2001 with initial Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Fund Participation Agreements.
The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm".
(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2".
(3)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
(4)	Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003, under document "frankfpa99h8.htm".
(5)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company, as amended, dated February 1, 2003, under document "mfsfpa99h11.htm".
(6)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".
(7)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital research and Management Company, dated May 1, 2007, under document "nwfpa99h12b.htm".
(8)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc., dated April 13, 2007, under document "oppenfpa99h14.htm".
(9)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002, under document "univfpa99h16.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with post-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(10)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".
(11)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company, dated July 20, 2005, under document "americanfundsfpa.htm".
(12)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), dated April 13, 2004, as amended, under document "blackrockfpa.htm".
(13)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, under document "waddellreedfpa.htm".
(14)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September 1999, under document "leggmasonfpa.htm".
(15)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, dated March 28, 2002, as amended, under document "pimcofpa.htm".
(16)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., dated September 27, 2002, as amended, under document "pioneerfpa.htm".
(17)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, dated September 1, 1989, as amended, under document "vaneckfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008 with post-effective amendment number 20 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.
(18)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001 under document "rydexfundpartagreement.htm".

The following Fund Participation Agreement was previously filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) under Exhibit 24(b), and is hereby incorporated by reference.
(19)	Participation Agreement with Credit Suisse Asset Management, LLC, and Provident Distributors, Inc., dated January 3, 2000, under document "creditsuissefpa.htm".
The following Fund Participation Agreement was previously filed on April 22, 2008 with post-effective amendment number 30 of registration statement (333-28995) under Exhibit 24(b), and is hereby incorporated by reference.
(20)	Fund Participation Agreement with Security Distributors, Inc., and Security Benefit Life Insurance Company, dated June 9, 2006, under document "sbl_fpa.htm".
The following Fund Participation Agreements were previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and are hereby incorporated by reference.
(21)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, under document "goldmansachsfpa.htm".
(22)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, dated April 13, 2009, under document "lazardfpa.htm".
The following Fund Participation Agreement was previously filed on April 19, 2011 with post-effective amendment number 26 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.
(23)	Fund Participation Agreement with ProFunds Distributors, Inc., dated January 10, 2010, under document "profundfpa.htm".
The following Fund Participation Agreement was previously filed on April 13, 2012 with post-effective amendment number 27 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.
(24)	Fund Participation Agreement with Rafferty Asset Management, LLC, dated February 9, 2012, as document "direxionfpa.htm".
The following Fund Participation Agreement was previously filed on June 11, 2012 with post-effective amendment number 28 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.
(25)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012, as document "northernlightsfpa.htm".
The following Fund Participation Agreements are attached hereto.
(26)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc., dated October 10, 2013.
(27)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC, dated October 11, 2013.
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel – Filed previously on June 8, 2001 with initial Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable.
(12)	Not Applicable.
(99)	Power of Attorney – Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Thomas E. Clark
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-Corporate Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-Personal Lines Product Management	Eric E. Smith
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 1, 2014, was 3,614 and 2,963 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 18, 2014.
Nationwide Variable Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 18, 2014.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact